UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	W. John McGuire, Esq. Morgan, Lewis & Bockius, LLP 1111 Pennsylvania Ave, N.W. Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Item 1.	Schedule of Investments.

Quarterly Report
June 30, 2018
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR STOXX EUROPE 50 ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BELGIUM — 1.8%
Anheuser-Busch InBev SA	37,257	3,762,701
DENMARK — 1.9%
Novo Nordisk A/S Class B	86,036	3,990,701
FRANCE — 17.7%
Air Liquide SA	21,044	2,646,182
Airbus SE	28,006	3,278,343
AXA SA	102,251	2,508,838
BNP Paribas SA	56,478	3,507,397
L'Oreal SA	12,082	2,983,492
LVMH Moet Hennessy Louis Vuitton SE	13,205	4,397,072
Sanofi	55,453	4,444,688
Schneider Electric SE	26,442	2,204,905
TOTAL SA	130,357	7,946,277
Vinci SA	27,283	2,623,519
		36,540,713
GERMANY — 14.9%
Allianz SE	21,580	4,460,150
BASF SE	45,029	4,306,306
Bayer AG	45,721	5,036,552
Daimler AG	43,833	2,821,401
Deutsche Telekom AG (a)	159,182	2,466,270
SAP SE	52,990	6,121,888
Siemens AG	41,673	5,508,757
		30,721,324
ITALY — 2.1%
Eni SpA	124,689	2,315,606
Intesa Sanpaolo SpA	719,779	2,089,601
		4,405,207
NETHERLANDS — 7.2%
ASML Holding NV	21,152	4,190,916
ING Groep NV	191,005	2,749,242
Royal Dutch Shell PLC Class A	225,409	7,834,761
		14,774,919
SPAIN — 4.1%
Banco Bilbao Vizcaya Argentaria SA	327,294	2,321,072
Banco Santander SA	791,023	4,240,984
Telefonica SA	228,913	1,945,440
		8,507,496
SWITZERLAND — 18.7%
ABB, Ltd.	100,741	2,202,616
Glencore PLC	594,891	2,843,167
Nestle SA	152,613	11,819,266
Novartis AG	117,654	8,919,878
Roche Holding AG	34,447	7,651,227
UBS Group AG (a)	189,193	2,919,968
Zurich Insurance Group AG	7,427	2,199,789
		38,555,911
Security Description	Shares	Value
UNITED KINGDOM — 31.0%
AstraZeneca PLC	62,093	4,306,321
Barclays PLC	789,464	1,969,929
BP PLC	978,451	7,470,482
British American Tobacco PLC	112,452	5,686,202
Diageo PLC	120,620	4,334,748
GlaxoSmithKline PLC	243,119	4,910,321
HSBC Holdings PLC	999,668	9,379,905
Imperial Brands PLC	46,809	1,743,985
Lloyds Banking Group PLC	3,533,713	2,941,526
National Grid PLC	164,738	1,823,482
Prudential PLC	127,219	2,913,283
Reckitt Benckiser Group PLC	33,985	2,799,359
Rio Tinto PLC	56,326	3,124,050
Unilever NV	74,179	4,138,550
Unilever PLC	60,029	3,322,299
Vodafone Group PLC	1,309,420	3,177,811
		64,042,253
TOTAL COMMON STOCKS (Cost $225,179,439)		205,301,225

RIGHTS — 0.0% (b)
ITALY — 0.0% (b)
Intesa Sanpaolo SpA (expiring 7/17/18) (a) (c) (Cost $0)	755,065	—
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e) (Cost $15,637)	15,637	$ 15,637
TOTAL INVESTMENTS — 99.4% (Cost $225,195,076)		205,316,862
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		1,264,839
NET ASSETS — 100.0%		$ 206,581,701

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $0, representing less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.

See accompanying notes to schedule of investments.

SPDR STOXX EUROPE 50 ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$ 3,762,701	$—	$—	$ 3,762,701
Denmark	3,990,701	—	—	3,990,701
France	36,540,713	—	—	36,540,713
Germany	30,721,324	—	—	30,721,324
Italy	4,405,207	—	—	4,405,207
Netherlands	14,774,919	—	—	14,774,919
Spain	8,507,496	—	—	8,507,496
Switzerland	38,555,911	—	—	38,555,911
United Kingdom	64,042,253	—	—	64,042,253
Rights
Italy	—	0(a)	—	0
Short-Term Investment	15,637	—	—	15,637
TOTAL INVESTMENTS	$205,316,862	$—	$—	$205,316,862

(a)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	76,612	$ 76,612	$ 7,758,215	$ 7,819,190	$—	$—	15,637	$15,637	$ 1,390	$—
State Street Navigator Securities Lending Government Money Market Portfolio	128,419	128,419	105,128,208	105,256,627	—	—	—	—	71,894	—
Total		$205,031	$112,886,423	$113,075,817	$—	$—		$15,637	$73,284	$—
See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BELGIUM — 2.8%
Anheuser-Busch InBev SA	1,017,814	102,792,210
FINLAND — 1.2%
Nokia Oyj (a)	7,538,232	43,390,244
FRANCE — 38.1%
Air Liquide SA	574,791	72,277,203
Airbus SE	764,878	89,535,558
AXA SA	2,789,189	68,435,747
BNP Paribas SA	1,543,516	95,855,448
Cie de Saint-Gobain	742,720	33,186,332
Danone SA	852,512	62,577,706
Engie SA	2,479,996	38,018,185
Essilor International Cie Generale d'Optique SA	293,997	41,499,692
L'Oreal SA	329,628	81,397,327
LVMH Moet Hennessy Louis Vuitton SE	360,710	120,111,165
Orange SA	2,743,565	45,950,631
Safran SA	480,141	58,329,271
Sanofi	1,514,840	121,417,974
Schneider Electric SE	722,291	60,229,287
Societe Generale SA	1,081,477	45,601,653
TOTAL SA	3,560,497	217,040,106
Unibail-Rodamco-Westfield (b)	474	104,347
Unibail-Rodamco-Westfield (a)(b)	185,914	40,927,414
Vinci SA	744,526	71,593,218
Vivendi SA	1,381,761	33,878,791
		1,397,967,055
GERMANY — 31.6%
adidas AG	243,598	53,171,004
Allianz SE	589,818	121,903,460
BASF SE	1,230,520	117,679,626
Bayer AG	1,249,416	137,633,655
Bayerische Motoren Werke AG	429,060	38,888,688
Daimler AG	1,195,718	76,964,851
Deutsche Bank AG	2,550,850	27,465,386
Deutsche Post AG	1,308,664	42,736,239
Deutsche Telekom AG (c)	4,343,775	67,299,823
E.ON SE	2,953,238	31,563,491
Fresenius SE & Co. KGaA	547,678	43,993,591
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	200,503	42,383,330
SAP SE	1,447,992	167,285,245
Siemens AG	1,138,840	150,543,337
Volkswagen AG Preference Shares	245,051	40,690,481
		1,160,202,207
IRELAND — 1.1%
CRH PLC	1,125,651	39,887,621
ITALY — 4.8%
Enel SpA	10,403,934	57,783,842
Eni SpA (a)	3,402,295	63,184,218
Security Description	Shares	Value
Intesa Sanpaolo SpA	19,661,629	57,079,957
		178,048,017
LUXEMBOURG — 0.0% (d)
APERAM SA	1	43
NETHERLANDS — 7.7%
ASML Holding NV	578,041	114,529,182
ING Groep NV	5,213,594	75,042,192
Koninklijke Ahold Delhaize NV	1,671,738	40,022,449
Koninklijke Philips NV	1,259,609	53,568,686
		283,162,509
SPAIN — 9.4%
Banco Bilbao Vizcaya Argentaria SA	8,930,695	63,333,825
Banco Santander SA	21,617,994	115,902,538
Iberdrola SA	7,883,939	60,973,237
Industria de Diseno Textil SA	1,487,813	50,827,453
Telefonica SA	6,252,980	53,141,577
		344,178,630
UNITED KINGDOM — 3.1%
Unilever NV	2,026,392	113,055,248
TOTAL COMMON STOCKS (Cost $3,794,147,805)		3,662,683,784

RIGHTS — 0.0% (d)
ITALY — 0.0% (d)
Intesa Sanpaolo SpA (expiring 7/17/18) (c) (e) (Cost $0)	19,661,629	—
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (f) (g)	26,776	$ 26,776
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	15,973,867	15,973,867
TOTAL SHORT-TERM INVESTMENTS (Cost $16,000,643)		16,000,643
TOTAL INVESTMENTS — 100.2% (Cost $3,810,148,448)		3,678,684,427
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(6,315,627)
NET ASSETS — 100.0%		$ 3,672,368,800

See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $0 representing 0.0% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2018.
(h)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Belgium	$ 102,792,210	$—	$—	$ 102,792,210
Finland	43,390,244	—	—	43,390,244
France	1,397,967,055	—	—	1,397,967,055
Germany	1,160,202,207	—	—	1,160,202,207
Ireland	39,887,621	—	—	39,887,621
Italy	178,048,017	—	—	178,048,017
Luxembourg	43	—	—	43
Netherlands	283,162,509	—	—	283,162,509
Spain	344,178,630	—	—	344,178,630
United Kingdom	113,055,248	—	—	113,055,248
Rights
Italy	—	0(a)	—	0
Short-Term Investments	16,000,643	—	—	16,000,643
TOTAL INVESTMENTS	$3,678,684,427	$—	$—	$3,678,684,427

(a)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	164,128	$ 164,128	$ 115,250,633	$ 115,387,985	$—	$—	26,776	$ 26,776	$ 25,351	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,656,640	2,656,640	1,734,076,154	1,720,758,927	—	—	15,973,867	15,973,867	2,257,230	—
Total		$2,820,768	$1,849,326,787	$1,836,146,912	$—	$—		$16,000,643	$2,282,581	$—
See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUSTRIA — 2.2%
ANDRITZ AG	9,025	479,018
Wienerberger AG	14,889	371,663
		850,681
BELGIUM — 5.2%
Ackermans & van Haaren NV	2,843	489,604
Cofinimmo SA REIT	2,672	329,440
Colruyt SA	6,629	378,239
Galapagos NV (a)	5,601	516,224
Telenet Group Holding NV (a)	6,503	303,703
		2,017,210
FINLAND — 7.0%
Amer Sports Oyj (a)	14,761	465,668
Huhtamaki Oyj	12,131	448,843
Kesko Oyj Class B	8,650	529,204
Konecranes Oyj	8,434	347,997
Metso Oyj	16,213	543,277
Orion Oyj Class B	13,193	355,667
		2,690,656
FRANCE — 27.0%
Air France-KLM (a)	36,480	297,464
Alten SA	3,637	374,955
Altran Technologies SA	28,813	417,817
Amundi SA (b)	7,659	530,634
BioMerieux (c)	5,398	485,918
Bollore SA	115,693	538,148
Casino Guichard Perrachon SA	6,904	268,021
Christian Dior SE	1,137	475,512
Cie Plastic Omnium SA	8,115	343,078
CNP Assurances	19,980	454,656
Covivio REIT	4,392	456,894
Dassault Aviation SA	295	562,105
Elis SA	24,228	555,565
Eurazeo SA	5,998	454,843
Eutelsat Communications SA	17,511	363,205
ICADE REIT	3,990	374,080
Imerys SA	4,129	333,842
JCDecaux SA	9,697	324,481
Lagardere SCA	13,220	348,986
Remy Cointreau SA	2,827	366,374
SEB SA	3,110	543,210
Societe BIC SA (c)	3,301	306,014
Sopra Steria Group	2,089	425,852
SPIE SA	16,806	341,028
Wendel SA	3,506	483,025
		10,425,707
GERMANY — 23.4%
1&1 Drillisch AG	5,981	340,497
Aareal Bank AG	7,583	333,513
Aroundtown SA	85,060	698,659
Aurubis AG	4,556	348,418
Axel Springer SE	6,260	452,784
Duerr AG	6,242	289,983
Security Description	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	4,716	454,920
Freenet AG	16,223	429,775
Fuchs Petrolub SE Preference Shares	8,805	434,239
Gerresheimer AG	3,978	322,794
GRENKE AG	3,222	368,097
Hella GmbH & Co. KGaA	5,583	312,885
HOCHTIEF AG	2,304	416,418
MAN SE	4,334	490,583
METRO AG	21,328	263,582
MorphoSys AG (a)	4,030	494,049
Sartorius AG Preference Shares	4,330	647,609
Schaeffler AG Preference Shares	21,030	273,772
Siltronic AG	2,629	376,166
Software AG	6,213	289,507
TAG Immobilien AG	18,559	408,019
Telefonica Deutschland Holding AG	80,341	316,676
Wacker Chemie AG	2,213	289,772
		9,052,717
IRELAND — 2.6%
AIB Group PLC	99,310	539,165
Glanbia PLC (c)	25,683	476,780
		1,015,945
ITALY — 10.9%
A2A SpA	198,447	344,070
BPER Banca	54,957	302,025
Davide Campari-Milano SpA	57,436	472,434
FinecoBank Banca Fineco SpA	49,791	562,267
Italgas SpA	61,975	341,679
Pirelli & C SpA (a)(b)	46,734	390,244
Poste Italiane SpA (b)	59,137	495,056
Recordati SpA	12,772	507,901
Saipem SpA (a)	72,887	335,631
Unione di Banche Italiane SpA (c)	117,624	452,097
		4,203,404
LUXEMBOURG — 0.9%
RTL Group SA	4,875	330,694
NETHERLANDS — 12.1%
Aalberts Industries NV	12,150	581,899
ALTICE EUROPE NV (a)	74,310	302,795
Argenx SE (a)	4,076	344,071
ASM International NV	5,949	328,951
BE Semiconductor Industries NV	9,624	260,462
Boskalis Westminster	10,637	309,860
Euronext NV (b)	6,752	429,246
Gemalto NV (a)	9,831	571,843
IMCD NV	6,663	447,315
Koninklijke Vopak NV	8,397	387,941
SBM Offshore NV	22,145	344,523
Signify NV (b)(c)	14,332	372,317
		4,681,223
PORTUGAL — 0.8%
Banco Comercial Portugues SA Class R (a)	1,023,419	307,566

See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
SPAIN — 7.7%
Bolsas y Mercados Espanoles SHMSF SA	9,315	307,566
Cellnex Telecom SA (b)(c)	19,372	488,544
Inmobiliaria Colonial Socimi SA REIT	35,118	388,084
Mapfre SA	125,974	380,204
Merlin Properties Socimi SA REIT	46,260	672,706
Siemens Gamesa Renewable Energy SA (c)	28,416	381,703
Viscofan SA	4,958	337,771
		2,956,578
TOTAL COMMON STOCKS (Cost $39,051,855)		38,532,381

SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	9,766	$ 9,766
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,891,953	1,891,953
TOTAL SHORT-TERM INVESTMENTS (Cost $1,901,719)		1,901,719
TOTAL INVESTMENTS — 104.7% (Cost $40,953,574)		40,434,100
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(1,815,981)
NET ASSETS — 100.0%		$ 38,618,119

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.0% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$ 850,681	$—	$—	$ 850,681
Belgium	2,017,210	—	—	2,017,210
Finland	2,690,656	—	—	2,690,656
France	10,425,707	—	—	10,425,707
Germany	9,052,717	—	—	9,052,717
Ireland	1,015,945	—	—	1,015,945
Italy	4,203,404	—	—	4,203,404
Luxembourg	330,694	—	—	330,694
Netherlands	4,681,223	—	—	4,681,223
Portugal	307,566	—	—	307,566
Spain	2,956,578	—	—	2,956,578
Short-Term Investments	1,901,719	—	—	1,901,719
TOTAL INVESTMENTS	$40,434,100	$—	$—	$40,434,100
See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	720	$720	$ 202,796	$ 193,750	$—	$—	9,766	$ 9,766	$ 56	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	10,852,415	8,960,462	—	—	1,891,953	1,891,953	11,434	—
Total		$720	$11,055,211	$9,154,212	$—	$—		$1,901,719	$11,490	$—
See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
CHINA — 46.3%
21Vianet Group, Inc. ADR (a)	10,487	101,724
3SBio, Inc. (b)	46,000	104,483
500.com, Ltd. Class A, ADR (a)(c)	1,911	28,111
51job, Inc. ADR (a)	3,123	304,930
58.com, Inc. ADR (a)	4,776	331,168
AAC Technologies Holdings, Inc.	91,000	1,281,698
Agile Group Holdings, Ltd.	479,598	816,706
Agricultural Bank of China, Ltd. Class H	3,128,000	1,463,238
Air China, Ltd. Class H	449,414	434,208
Alibaba Group Holding, Ltd. ADR (a)(c)	150,003	27,830,057
Aluminum Corp. of China, Ltd. Class H (a)(c)	800,304	352,950
Angang Steel Co., Ltd. Class H (c)	461,244	416,242
Anhui Conch Cement Co., Ltd. Class H	272,750	1,564,442
Anhui Expressway Co., Ltd. Class H	32,000	19,293
ANTA Sports Products, Ltd.	126,000	667,304
Autohome, Inc. ADR	5,634	569,034
AVIC International Holding HK, Ltd. (a)(c)	994,621	32,962
AviChina Industry & Technology Co., Ltd. Class H	510,000	303,577
BAIC Motor Corp., Ltd. Class H (b)	230,500	220,351
Baidu, Inc. ADR (a)	37,175	9,033,525
Bank of China, Ltd. Class H	10,544,466	5,228,250
Bank of Communications Co., Ltd. Class H	2,878,630	2,205,172
BBMG Corp. Class H (c)	281,000	103,869
BeiGene, Ltd. ADR (a)	5,088	782,178
Beijing Capital International Airport Co., Ltd. Class H	122,000	128,602
Beijing Capital Land, Ltd. Class H	134,000	57,730
Beijing Enterprises Clean Energy Group, Ltd. (a)(c)	2,270,400	58,746
Beijing Enterprises Holdings, Ltd.	88,000	428,478
Beijing Enterprises Water Group, Ltd. (a)(c)	512,000	279,316
Bitauto Holdings, Ltd. ADR (a)(c)	2,927	69,604
Boyaa Interactive International, Ltd. (a)	108,200	32,548
Brilliance China Automotive Holdings, Ltd. (c)	446,000	804,971
BYD Co., Ltd. Class H (c)	105,800	641,237
BYD Electronic International Co., Ltd. (c)	127,000	173,856
C.banner International Holdings, Ltd. (a)(c)	208,000	58,592
CAR, Inc. (a)	205,043	204,901
CGN Power Co., Ltd. Class H (b)	1,476,000	381,913
China Aerospace International Holdings, Ltd.	356,000	34,486
China Agri-Industries Holdings, Ltd.	307,000	117,393
Security Description	Shares	Value
China Animal Healthcare, Ltd. (a)(c)(d)	305,700	—
China Biologic Products Holdings, Inc. (a)(c)	2,196	218,129
China Chengtong Development Group, Ltd. (a)	402,074	16,912
China Cinda Asset Management Co., Ltd. Class H	1,256,600	403,627
China CITIC Bank Corp., Ltd. Class H	1,523,341	953,368
China Coal Energy Co., Ltd. Class H	750,000	310,690
China Communications Construction Co., Ltd. Class H	676,000	653,128
China Conch Venture Holdings, Ltd.	169,100	618,597
China Construction Bank Corp. Class H	12,196,148	11,270,491
China Dongxiang Group Co., Ltd.	550,000	100,950
China Eastern Airlines Corp., Ltd. Class H	214,000	144,841
China Everbright International, Ltd.	324,000	418,760
China Everbright, Ltd.	132,000	242,281
China Evergrande Group (a)(c)	629,000	1,603,477
China Fangda Group Co., Ltd. Class B	122,150	61,967
China Galaxy Securities Co., Ltd. Class H	402,600	206,805
China Harmony New Energy Auto Holding, Ltd. (c)	80,500	34,579
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	549,000	—
China Huiyuan Juice Group, Ltd. (a)(e)	157,000	40,423
China International Marine Containers Group Co., Ltd. Class H	96,000	125,790
China Lesso Group Holdings, Ltd.	156,000	99,023
China Life Insurance Co., Ltd. Class H	1,079,708	2,786,849
China Lilang, Ltd.	95,000	136,347
China Longyuan Power Group Corp., Ltd. Class H	552,000	444,670
China Machinery Engineering Corp. Class H	98,000	46,967
China Medical System Holdings, Ltd.	185,000	369,743
China Mengniu Dairy Co., Ltd. (a)	448,780	1,521,589
China Merchants Bank Co., Ltd. Class H	715,260	2,639,336
China Merchants Port Holdings Co., Ltd.	431,606	876,916
China Minsheng Banking Corp., Ltd. Class H (c)	1,197,720	856,447
China Mobile, Ltd.	804,636	7,148,491
China Molybdenum Co., Ltd. Class H (c)	465,000	225,226

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
China National Building Material Co., Ltd. Class H	448,000	443,692
China Nuclear Energy Technology Corp., Ltd. (a)	116,000	15,525
China Oilfield Services, Ltd. Class H	322,557	304,654
China Overseas Land & Investment, Ltd.	789,084	2,599,956
China Overseas Property Holdings, Ltd.	282,361	93,575
China Pacific Insurance Group Co., Ltd. Class H	334,200	1,292,847
China Petroleum & Chemical Corp. Class H	3,635,726	3,248,563
China Power International Development, Ltd.	309,000	71,288
China Railway Construction Corp., Ltd. Class H	278,500	282,211
China Railway Group, Ltd. Class H	703,000	530,468
China Resources Beer Holdings Co., Ltd.	341,357	1,657,738
China Resources Gas Group, Ltd.	100,000	433,372
China Resources Land, Ltd.	488,767	1,647,820
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	81,500	99,727
China Resources Power Holdings Co., Ltd.	360,437	634,921
China Shengmu Organic Milk, Ltd. (a)(b)(c)	389,000	33,716
China Shenhua Energy Co., Ltd. Class H	545,540	1,294,757
China Silver Group, Ltd.	100,000	16,443
China Singyes Solar Technologies Holdings, Ltd. (c)	83,600	25,574
China South City Holdings, Ltd.	450,000	87,758
China Southern Airlines Co., Ltd. Class H	262,000	206,048
China State Construction International Holdings, Ltd.	282,750	290,122
China Taiping Insurance Holdings Co., Ltd.	137,341	429,768
China Telecom Corp., Ltd. Class H	2,513,320	1,175,699
China Travel International Investment Hong Kong, Ltd.	298,000	116,230
China Unicom Hong Kong, Ltd.	864,172	1,079,465
China Vanke Co., Ltd. Class H	157,700	551,768
China Yurun Food Group, Ltd. (a)(c)	225,659	30,201
Chinasoft International, Ltd. (a)(c)	220,000	171,615
Chlitina Holding, Ltd.	48,000	467,586
Chong Sing Holdings FinTech Group (a)(c)	2,468,000	286,265
Chongqing Changan Automobile Co., Ltd. Class B	97,600	98,652
Chongqing Rural Commercial Bank Co., Ltd. Class H	227,000	135,122
Security Description	Shares	Value
CIMC-TianDa Holdings Co., Ltd. (a)	474,227	21,156
CITIC Resources Holdings, Ltd.	394,000	41,683
CITIC Securities Co., Ltd. Class H	239,500	478,667
CITIC Telecom International Holdings, Ltd.	226,000	59,341
CITIC, Ltd.	679,000	957,210
CNOOC, Ltd.	2,204,249	3,804,183
Cogobuy Group (b)	80,000	35,893
Colour Life Services Group Co., Ltd.	99,000	99,688
Consun Pharmaceutical Group, Ltd.	198,400	185,618
Coolpad Group, Ltd. (a)(d)	437,400	20,071
COSCO SHIPPING Development Co., Ltd. Class H (a)(c)	1,402,339	234,157
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	663,215	319,542
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(c)	29,000	13,307
COSCO SHIPPING Ports, Ltd.	37,562	31,312
Cosmo Lady China Holdings Co., Ltd. (b)(c)	110,000	54,822
Country Garden Holdings Co., Ltd.	825,333	1,451,745
Country Garden Services Holdings Co., Ltd. (a)	94,865	121,643
CRRC Corp., Ltd. Class H	569,000	441,684
CSG Holding Co., Ltd. Class B	149,500	62,121
CSMall Group, Ltd. (a)(c)	1,567	372
CSPC Pharmaceutical Group, Ltd.	424,000	1,280,844
CT Environmental Group, Ltd. (c)	448,000	62,242
Ctrip.com International, Ltd. ADR (a)	42,196	2,009,795
Datang International Power Generation Co., Ltd. Class H (a)	418,000	127,870
Dazhong Transportation Group Co., Ltd. Class B	108,050	47,650
Dongfang Electric Corp., Ltd. Class H (a)	15,600	10,260
Dongfeng Motor Group Co., Ltd. Class H	544,468	576,013
Fang Holdings, Ltd. ADR (a)(c)	29,721	115,317
Fanhua, Inc. ADR (c)	9,554	272,289
Far East Horizon, Ltd.	174,000	168,778
FIH Mobile, Ltd. (a)(c)	359,000	55,826
First Tractor Co., Ltd. Class H (a)(c)	84,000	27,731
Fufeng Group, Ltd. (c)	128,000	57,593
Future Land Holdings Co., Ltd. Class A	139,621	652,412
GDS Holdings, Ltd. ADR (a)(c)	3,900	156,351
Geely Automobile Holdings, Ltd.	667,000	1,730,105
Genscript Biotech Corp.	36,000	99,574
GF Securities Co., Ltd. Class H	123,200	179,647
Golden Eagle Retail Group, Ltd.	104,000	125,137

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
GOME Retail Holdings, Ltd. (a)(c)	1,767,322	180,214
Goodbaby International Holdings, Ltd.	285,000	172,552
Great Wall Motor Co., Ltd. Class H (c)	404,000	308,969
Greentown China Holdings, Ltd. (c)	116,500	156,215
Guangdong Investment, Ltd.	396,000	628,920
Guangshen Railway Co., Ltd. Class H	82,500	46,479
Guangzhou Automobile Group Co., Ltd. Class H	716,844	700,813
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	102,000	449,840
Guangzhou R&F Properties Co., Ltd. Class H	438,576	885,487
Guotai Junan International Holdings, Ltd. (c)	316,000	68,473
Haitian International Holdings, Ltd.	81,000	191,209
Haitong Securities Co., Ltd. Class H	378,400	382,478
Health and Happiness H&H International Holdings, Ltd. (a)	27,500	189,632
Hengan International Group Co., Ltd.	98,500	947,906
HNA Holding Group Co., Ltd. (a)	503,400	17,324
Huadian Fuxin Energy Corp., Ltd. Class H	260,000	60,978
Huadian Power International Corp., Ltd. Class H	260,000	102,735
Huaneng Power International, Inc. Class H	680,472	451,020
Huaneng Renewables Corp., Ltd. Class H	450,000	149,705
Huatai Securities Co., Ltd. Class H (b)	82,600	131,394
Huazhu Group, Ltd. ADR	18,100	760,019
Huishang Bank Corp., Ltd. Class H	750,000	356,576
Industrial & Commercial Bank of China, Ltd. Class H	10,928,138	8,176,481
Inner Mongolia Yitai Coal Co., Ltd. Class B	223,281	303,885
JD.com, Inc. ADR (a)	112,829	4,394,690
Jiangsu Expressway Co., Ltd. Class H	412,299	491,367
Jiangxi Copper Co., Ltd. Class H	303,578	386,948
JinkoSolar Holding Co., Ltd. ADR (a)(c)	3,665	50,467
Joy City Property, Ltd.	514,000	64,861
Jumei International Holding, Ltd. ADR (a)	2,819	7,273
Kama Co., Ltd. Class B (a)	120,649	72,389
Kangda International Environmental Co., Ltd. (a)(b)	260,000	40,431
Security Description	Shares	Value
Kingdee International Software Group Co., Ltd. (c)	270,000	276,351
Kingsoft Corp., Ltd.	115,000	348,865
Konka Group Co., Ltd. Class B	382,000	136,821
Kunlun Energy Co., Ltd.	466,000	408,061
KWG Property Holding, Ltd.	194,951	245,010
Lao Feng Xiang Co., Ltd. Class B	64,179	209,865
Launch Tech Co., Ltd. Class H	28,500	33,021
Lenovo Group, Ltd. (c)	1,155,703	626,062
Leyou Technologies Holdings, Ltd. (a)	260,800	80,446
Li Ning Co., Ltd. (a)	335,874	370,318
Lifetech Scientific Corp. (a)	308,000	97,361
Livzon Pharmaceutical Group, Inc. Class H	36,175	173,372
Luoyang Glass Co., Ltd. Class H (a)(c)	72,153	27,039
Luthai Textile Co., Ltd. Class B	50,400	57,817
Luye Pharma Group, Ltd. (c)	233,000	239,075
Maanshan Iron & Steel Co., Ltd. Class H (a)(c)	816,971	363,425
Metallurgical Corp. of China, Ltd. Class H	494,000	146,082
Minth Group, Ltd.	100,000	422,538
Momo, Inc. ADR (a)	4,100	178,350
Nanjing Panda Electronics Co., Ltd. Class H	29,000	10,683
National Agricultural Holdings, Ltd. (a)(c)(d)	112,000	8,494
NetEase, Inc. ADR	11,975	3,025,723
New China Life Insurance Co., Ltd. Class H	88,800	369,554
New Oriental Education & Technology Group, Inc. ADR	16,131	1,526,960
Noah Holdings, Ltd. ADR (a)	2,862	149,253
Ourgame International Holdings, Ltd. (a)(c)	50,000	6,246
People's Insurance Co. Group of China, Ltd. Class H	627,000	294,901
PetroChina Co., Ltd. Class H	2,877,208	2,189,413
PICC Property & Casualty Co., Ltd. Class H	948,433	1,023,935
Ping An Insurance Group Co. of China, Ltd. Class H (c)	686,228	6,315,210
Poly Culture Group Corp., Ltd. Class H	37,000	58,951
Poly Property Group Co., Ltd.	321,000	132,566
Renhe Commercial Holdings Co., Ltd. (a)(c)	2,372,000	46,863
Semiconductor Manufacturing International Corp. (a)(c)	664,383	863,775
Shandong Airlines Co., Ltd. Class B	24,300	39,429
Shandong Chenming Paper Holdings, Ltd. Class H	85,350	70,713
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	252,000	178,269
Shang Gong Group Co., Ltd. Class B (a)	164,200	109,029

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Shanghai Baosight Software Co., Ltd. Class B	38,500	72,957
Shanghai Dasheng Agricultural Finance Technology Co., Ltd. Class H (a)(c)	371,000	4,067
Shanghai Electric Group Co., Ltd. Class H (a)(c)	518,418	174,448
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	43,000	235,952
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	219,000	101,887
Shanghai Haixin Group Co. Class B	96,000	45,600
Shanghai Highly Group Co., Ltd. Class B	155,300	128,744
Shanghai Industrial Holdings, Ltd.	54,000	125,821
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	14,100	14,593
Shanghai Jinjiang International Travel Co., Ltd. Class B	30,074	61,471
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	42,400	53,678
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	171,453	245,521
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	54,684	100,345
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	79,000	218,005
Shanghai Prime Machinery Co., Ltd. Class H (a)	692,000	106,727
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	10,800	14,990
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	116,500	54,871
Shengjing Bank Co., Ltd. Class H (b)	21,500	13,099
Shenzhen Expressway Co., Ltd. Class H	29,000	28,462
Shenzhen Investment, Ltd.	374,888	136,663
Shenzhou International Group Holdings, Ltd.	60,000	740,684
Shunfeng International Clean Energy, Ltd. (a)	260,700	7,045
SINA Corp. (a)	11,473	971,648
Sino-Ocean Group Holding, Ltd.	957,711	556,649
Sinopec Oilfield Service Corp. Class H (a)(c)	218,000	29,176
Sinopec Shanghai Petrochemical Co., Ltd. Class H	690,878	420,931
Sinopharm Group Co., Ltd. Class H	135,600	545,307
Sinotrans, Ltd. Class H	274,000	144,588
SITC International Holdings Co., Ltd.	225,000	250,942
Sohu.com, Ltd. ADR (a)(c)	4,590	162,945
Security Description	Shares	Value
Sun King Power Electronics Group	179,300	32,681
Sunac China Holdings, Ltd. (c)	323,000	1,130,126
Sunny Optical Technology Group Co., Ltd.	108,600	2,020,993
TAL Education Group ADR (a)	42,879	1,577,947
TCL Electronics Holdings, Ltd.	156,000	74,367
Tencent Holdings, Ltd.	725,870	36,434,826
Tian Ge Interactive Holdings, Ltd. (b)	97,000	71,958
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	39,145	41,102
Tianneng Power International, Ltd.	110,000	171,335
Tingyi Cayman Islands Holding Corp.	450,383	1,044,806
Tong Ren Tang Technologies Co., Ltd. Class H	158,000	250,933
TravelSky Technology, Ltd. Class H	112,000	326,202
Tsingtao Brewery Co., Ltd. Class H	100,000	549,363
Uni-President China Holdings, Ltd.	224,000	287,800
Vipshop Holdings, Ltd. ADR (a)	42,200	457,870
Want Want China Holdings, Ltd.	1,241,000	1,104,102
Weibo Corp. ADR (a)(c)	2,274	201,840
Weichai Power Co., Ltd. Class H	60,000	82,749
West China Cement, Ltd.	456,000	72,654
Wisdom Sports Group (c)	176,000	15,703
Xiamen International Port Co., Ltd. Class H	162,000	26,018
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (c)	39,459	48,032
Xinyi Solar Holdings, Ltd. (c)	307,200	94,367
Yangzijiang Shipbuilding Holdings, Ltd.	317,400	210,669
Yantai Changyu Pioneer Wine Co., Ltd. Class B	30,553	80,341
Yanzhou Coal Mining Co., Ltd. Class H	380,882	498,104
Yestar Healthcare Holdings Co., Ltd. (c)	445,000	150,877
Yum China Holdings, Inc.	32,763	1,260,065
YY, Inc. ADR (a)	4,047	406,602
Zhejiang Expressway Co., Ltd. Class H	260,000	231,982
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	64,000	32,794
Zhuzhou CRRC Times Electric Co., Ltd. Class H	91,000	432,646
Zijin Mining Group Co., Ltd. Class H	1,150,685	440,007
ZTE Corp. Class H (a)(c)	110,640	168,101
ZTO Express Cayman, Inc. ADR	12,900	258,000
		226,530,413

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
HONG KONG — 2.0%
Alibaba Pictures Group, Ltd. (a)(c)	1,400,107	153,476
Beijing Enterprises Medical & Health Group, Ltd. (a)	488,500	25,529
Carnival Group International Holdings, Ltd. (a)(c)	1,280,000	53,024
China All Access Holdings, Ltd.	208,000	21,210
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	485,600	17,640
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China Financial International Investments, Ltd. (a)	610,000	17,650
China First Capital Group, Ltd. (a)	180,000	114,716
China Gas Holdings, Ltd.	346,600	1,393,831
China High Speed Transmission Equipment Group Co., Ltd. (c)	8,000	12,338
China Minsheng Drawin Technology Group, Ltd. (a)	721,658	18,765
China NT Pharma Group Co., Ltd.	115,000	26,238
China Soft Power Technology Holdings, Ltd. (a)(c)	266,000	3,051
Citychamp Watch & Jewellery Group, Ltd. (c)	520,000	106,712
Comba Telecom Systems Holdings, Ltd. (a)(c)	401,847	57,367
CP Pokphand Co., Ltd.	970,000	87,783
Dawnrays Pharmaceutical Holdings, Ltd.	134,000	83,009
Digital China Holdings, Ltd. (a)(c)	163,000	89,338
EVA Precision Industrial Holdings, Ltd.	468,000	53,687
Fullshare Holdings, Ltd. (a)(c)	741,100	366,514
GCL-Poly Energy Holdings, Ltd. (a)(c)	1,043,000	98,378
Haier Electronics Group Co., Ltd.	159,000	544,156
Hanergy Thin Film Power Group, Ltd. (a)(c)(d)	5,962,000	—
Hi Sun Technology China, Ltd. (a)	330,000	48,372
Hua Han Health Industry Holdings, Ltd. (a)(c)(d)	890,400	45,113
Huabao International Holdings, Ltd.	18,000	11,518
Imperial Pacific International Holdings, Ltd. (a)(c)	8,356,300	85,209
Kingboard Chemical Holdings, Ltd.	139,200	509,217
Lee & Man Paper Manufacturing, Ltd.	255,000	258,073
Munsun Capital Group, Ltd. (a)(c)	28,110	1,147
NetDragon Websoft Holdings, Ltd. (c)	64,000	141,453
New Provenance Everlasting Holdings, Ltd. Class H (a)(c)	1,255,231	8,800
Nine Dragons Paper Holdings, Ltd.	208,000	265,122
North Mining Shares Co., Ltd. (a)(c)	2,890,000	37,942
Security Description	Shares	Value
Qianhai Health Holdings, Ltd.	926,374	8,738
Shimao Property Holdings, Ltd.	185,500	487,072
Sino Biopharmaceutical, Ltd.	1,089,000	1,671,231
Skyworth Digital Holdings, Ltd.	296,243	132,159
SSY Group, Ltd.	586,691	651,343
Sun Art Retail Group, Ltd.	264,500	345,904
Tech Pro Technology Development, Ltd. (a)(e)	1,684,800	14,603
Tibet Water Resources, Ltd. (a)(c)	389,000	147,261
United Laboratories International Holdings, Ltd. (c)	126,000	131,212
Victory City International Holdings, Ltd. (a)	989,915	16,655
Vinda International Holdings, Ltd.	49,000	85,066
Vision Values Holdings, Ltd. (a)	510,000	28,278
Wasion Holdings, Ltd.	88,000	47,783
WH Group, Ltd.	1,041,000	847,879
Xinyi Glass Holdings, Ltd.	378,000	462,054
		9,833,616
INDIA — 18.2%
Adani Ports & Special Economic Zone, Ltd.	125,807	685,177
Adani Power, Ltd. (a)	83,834	19,761
AIA Engineering, Ltd.	10,250	224,418
Ajanta Pharma, Ltd. (a)	3,873	55,550
Alembic Pharmaceuticals, Ltd.	11,431	83,853
Apollo Hospitals Enterprise, Ltd.	34,888	533,364
Apollo Tyres, Ltd.	59,375	220,116
Arvind, Ltd.	32,913	191,526
Ashok Leyland, Ltd.	52,291	96,011
Asian Paints, Ltd.	33,345	615,385
AstraZeneca Pharma India, Ltd. (a)	10,557	218,713
Aurobindo Pharma, Ltd.	42,689	378,260
Axis Bank, Ltd.	180,679	1,347,016
Bajaj Auto, Ltd.	7,523	308,573
Bajaj Finance, Ltd.	18,284	612,807
Bharat Electronics, Ltd.	123,248	195,445
Bharat Financial Inclusion, Ltd. (a)	32,058	541,123
Bharat Forge, Ltd.	33,884	303,010
Bharat Heavy Electricals, Ltd.	288,454	302,074
Bharat Petroleum Corp., Ltd.	55,674	303,337
Bharti Airtel, Ltd.	227,290	1,267,072
Bharti Infratel, Ltd.	60,023	263,299
Biocon, Ltd.	85,616	774,187
Bosch, Ltd.	898	229,496
Britannia Industries, Ltd.	2,865	259,832
Cadila Healthcare, Ltd. (a)	31,070	171,142
Central Bank of India (a)	78,233	79,015
CG Power and Industrial Solutions, Ltd. (a)	92,237	75,322
Cipla, Ltd.	110,907	998,187
Coal India, Ltd.	169,027	652,153
Crompton Greaves Consumer Electricals, Ltd.	31,175	102,923
Dabur India, Ltd.	41,469	236,927
DCB Bank, Ltd.	85,340	204,958

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Dena Bank (a)	437,383	95,756
Divi's Laboratories, Ltd.	11,170	169,323
DLF, Ltd.	81,602	224,863
Dr Lal PathLabs, Ltd. (b)	9,920	138,661
Dr Reddy's Laboratories, Ltd.	12,869	419,804
Eicher Motors, Ltd.	1,240	517,436
Emami, Ltd.	12,372	95,550
Escorts, Ltd.	60,834	773,932
Federal Bank, Ltd.	90,373	107,962
Fortis Healthcare, Ltd. (a)	52,214	102,767
GAIL India, Ltd.	101,856	505,824
Gateway Distriparks, Ltd.	39,935	103,633
Gillette India, Ltd.	1,059	99,231
Glenmark Pharmaceuticals, Ltd.	22,919	195,036
Godrej Consumer Products, Ltd.	39,395	704,757
Godrej Industries, Ltd.	21,778	198,248
Granules India, Ltd.	70,045	82,349
Grasim Industries, Ltd.	17,931	263,502
Gujarat Mineral Development Corp., Ltd.	50,167	78,090
Gujarat Pipavav Port, Ltd.	42,971	66,167
Havells India, Ltd.	41,685	330,578
HCL Technologies, Ltd.	60,867	822,857
HDFC Bank, Ltd.	201,341	6,195,978
HEG, Ltd.	2,066	99,825
Hero MotoCorp, Ltd.	14,996	760,251
Hindalco Industries, Ltd.	140,342	472,142
Hindustan Unilever, Ltd.	138,228	3,310,996
Hindustan Zinc, Ltd.	187,474	751,100
Housing Development & Infrastructure, Ltd. (a)	75,053	22,730
Housing Development Finance Corp., Ltd.	230,649	6,423,431
ICICI Bank, Ltd. ADR	240,496	1,931,183
ICICI Bank, Ltd.	609	2,448
Idea Cellular, Ltd. (a)	246,287	213,342
IDFC, Ltd.	166,462	112,246
Igarashi Motors India, Ltd.	9,983	100,078
Indiabulls Housing Finance, Ltd.	73,974	1,233,530
Indiabulls Ventures, Ltd.	14,219	101,203
Indian Hotels Co., Ltd.	397,688	766,470
Indian Oil Corp., Ltd.	269,903	614,535
Indo Count Industries, Ltd.	71,577	64,614
IndusInd Bank, Ltd.	29,409	829,367
Infosys, Ltd. ADR (c)	296,899	5,768,748
Ipca Laboratories, Ltd.	17,258	176,220
ITC, Ltd. GDR	298,066	1,156,496
Jain Irrigation Systems, Ltd.	75,550	84,686
Jaiprakash Associates, Ltd. (a)	359,079	84,116
Jammu & Kashmir Bank, Ltd. (a)	107,573	79,445
Jet Airways India, Ltd. (a)	19,056	96,483
Jindal Steel & Power, Ltd. (a)	72,790	236,967
JSW Steel, Ltd.	184,989	882,353
Jubilant Foodworks, Ltd.	5,934	120,079
Jubilant Foodworks, Ltd. (e)	5,934	120,079
Jubilant Life Sciences, Ltd.	11,567	118,034
Just Dial, Ltd. (a)	6,251	50,640
Karnataka Bank Ltd	53,148	85,096
Security Description	Shares	Value
Kaveri Seed Co., Ltd.	13,459	109,524
Kotak Mahindra Bank, Ltd.	83,024	1,627,338
KPIT Technologies, Ltd.	60,551	240,162
Kwality, Ltd.	72,213	24,136
Lakshmi Vilas Bank Ltd	65,093	98,568
Larsen & Toubro, Ltd. GDR	59,616	1,093,357
Laurus Labs, Ltd. (b)	12,465	84,034
LIC Housing Finance, Ltd.	46,999	321,478
Lupin, Ltd.	29,837	393,588
Mahindra & Mahindra Financial Services, Ltd.	46,772	320,608
Mahindra & Mahindra, Ltd.	142,401	1,865,772
Manappuram Finance, Ltd.	74,396	106,955
Marico, Ltd.	65,054	314,897
Marksans Pharma, Ltd.	194,400	74,764
Maruti Suzuki India, Ltd.	3,594	462,953
Max Financial Services, Ltd. (a)	17,605	111,144
Max India, Ltd. (a)	145,133	154,739
Mindtree, Ltd.	15,200	218,943
Motherson Sumi Systems, Ltd.	75,917	315,457
Narayana Hrudayalaya, Ltd. (a)	37,420	127,719
Natco Pharma, Ltd.	10,905	128,237
Navkar Corp., Ltd. (a)(b)	40,924	77,320
NCC, Ltd.	88,421	123,956
Nestle India, Ltd.	2,677	383,298
NTPC, Ltd.	171,289	399,128
Oil & Natural Gas Corp., Ltd.	448,905	1,037,825
Page Industries, Ltd.	971	394,186
PI Industries, Ltd.	10,570	116,175
Piramal Enterprises, Ltd.	5,047	186,831
Power Finance Corp., Ltd.	94,265	106,352
Power Grid Corp. of India, Ltd.	102,492	279,510
Rajesh Exports, Ltd.	31,948	280,475
Raymond, Ltd.	8,934	119,559
Reliance Capital, Ltd.	42,427	240,109
Reliance Communications, Ltd. (a)	218,613	43,873
Reliance Home Finance, Ltd. (a)	37,107	32,604
Reliance Industries, Ltd. GDR (b)	238,364	6,769,538
Reliance Infrastructure, Ltd.	77,505	443,152
Repco Home Finance, Ltd.	11,618	93,738
Rural Electrification Corp., Ltd.	88,186	134,696
Sanghvi Movers, Ltd.	39,760	110,462
Sequent Scientific, Ltd.	129,901	102,571
Shilpa Medicare, Ltd.	14,527	84,281
Shoppers Stop, Ltd.	18,608	149,891
Shriram City Union Finance, Ltd.	8,820	260,571
Shriram Transport Finance Co., Ltd.	21,267	403,348
Siemens, Ltd.	34,761	497,379
Sintex Industries, Ltd.	484,610	104,681
SML ISUZU, Ltd.	19,439	215,456
Solara Active Pharma Sciences, Ltd. (a)	7,805	25,888
State Bank of India (a)	214,203	810,823
Steel Authority of India, Ltd. (a)	260,987	316,163
Strides Shasun, Ltd.	15,659	90,174

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Sun Pharma Advanced Research Co., Ltd. (a)	28,270	153,182
Sun Pharmaceutical Industries, Ltd.	145,393	1,196,842
Suven Life Sciences, Ltd.	36,389	110,444
Suzlon Energy, Ltd. (a)	554,256	60,672
Tata Consultancy Services, Ltd.	152,152	4,103,318
Tata Motors, Ltd. (a)	236,315	928,842
Tata Steel, Ltd.	43,545	360,836
Tech Mahindra, Ltd.	64,056	612,793
Thyrocare Technologies, Ltd. (b)	46,095	386,743
Titan Co., Ltd.	14,406	184,714
Torrent Pharmaceuticals, Ltd.	9,236	188,879
Transport Corp. of India, Ltd.	25,362	106,756
UltraTech Cement, Ltd.	7,816	435,615
Unichem Laboratories, Ltd.	19,434	66,855
United Breweries, Ltd.	8,695	146,120
United Spirits, Ltd. (a)	57,020	553,389
UPL, Ltd.	33,887	306,054
Vakrangee, Ltd.	188,239	183,665
Vedanta, Ltd.	144,876	499,448
V-Mart Retail, Ltd.	3,420	123,872
Wipro, Ltd. ADR (c)	213,465	1,022,497
WNS Holdings, Ltd. ADR (a)	11,019	574,971
Wockhardt, Ltd. (a)	23,752	222,215
Yes Bank, Ltd.	182,699	905,695
Zee Entertainment Enterprises, Ltd.	189,991	1,508,365
		89,282,437
INDONESIA — 3.2%
Ace Hardware Indonesia Tbk PT	2,512,600	222,680
Adaro Energy Tbk PT	3,044,900	380,347
AKR Corporindo Tbk PT	139,600	41,890
Astra International Tbk PT	3,240,100	1,492,300
Bank Central Asia Tbk PT	2,341,596	3,509,126
Bank Mandiri Persero Tbk PT	3,060,210	1,462,836
Bank Negara Indonesia Persero Tbk PT	586,300	288,445
Bank Rakyat Indonesia Persero Tbk PT	9,324,780	1,848,037
Charoen Pokphand Indonesia Tbk PT	395,000	101,438
Ciputra Development Tbk PT	969,696	69,022
Garuda Indonesia Persero Tbk PT (a)	3,688,500	62,290
Gudang Garam Tbk PT	105,200	493,698
Indah Kiat Pulp & Paper Corp. Tbk PT	217,300	282,050
Indocement Tunggal Prakarsa Tbk PT	299,125	284,931
Intiland Development Tbk PT	1,329,800	34,335
Kalbe Farma Tbk PT	1,065,600	90,721
Kawasan Industri Jababeka Tbk PT	6,996,098	104,478
Lippo Cikarang Tbk PT (a)	346,400	43,270
Lippo Karawaci Tbk PT	1,748,500	41,486
Matahari Department Store Tbk PT	220,700	135,531
Security Description	Shares	Value
Matahari Putra Prima Tbk PT (a)	480,600	7,915
Media Nusantara Citra Tbk PT	446,600	28,672
Modernland Realty Tbk PT	6,025,300	121,936
Pakuwon Jati Tbk PT	2,406,300	88,998
Pembangunan Perumahan Persero Tbk PT	821,276	114,337
Perusahaan Gas Negara Persero Tbk	1,898,840	264,353
Semen Indonesia Persero Tbk PT	585,100	290,917
Summarecon Agung Tbk PT	911,300	57,552
Surya Semesta Internusa Tbk PT	1,449,200	57,139
Telekomunikasi Indonesia Persero Tbk PT	9,130,670	2,389,394
Tiga Pilar Sejahtera Food Tbk (a)	963,100	16,399
Tower Bersama Infrastructure Tbk PT	345,400	120,275
Unilever Indonesia Tbk PT	70,200	225,835
United Tractors Tbk PT	297,845	656,797
Wijaya Karya Persero Tbk PT	776,457	71,794
		15,501,224
MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	362,000	26,762
MALAYSIA — 3.7%
7-Eleven Malaysia Holdings Bhd Class B	258,030	94,538
AEON Credit Service M Bhd	68,850	245,436
AirAsia Group Bhd	248,100	183,641
Alliance Bank Malaysia Bhd	750,110	750,203
Astro Malaysia Holdings Bhd	236,000	92,893
Axiata Group Bhd	514,333	483,838
Bermaz Auto Bhd (a)	272,680	148,508
British American Tobacco Malaysia Bhd	14,200	122,262
Bursa Malaysia Bhd	377,351	686,602
Cahya Mata Sarawak Bhd	245,800	142,995
Carlsberg Brewery Malaysia Bhd Class B	205,603	982,334
CIMB Group Holdings Bhd	510,694	689,017
Coastal Contracts Bhd	101,300	23,824
Dialog Group Bhd	657,700	503,105
Eastern & Oriental Bhd	568,541	220,970
Eco World Development Group Bhd (a)	316,500	96,372
Genting Bhd	514,200	1,070,534
Genting Malaysia Bhd	569,900	688,479
IJM Corp. Bhd	1,146,480	508,033
Inari Amertron Bhd	660,412	369,484
IOI Corp. Bhd	728,896	819,207
IOI Properties Group Bhd	619,316	245,304
Karex Bhd	397,425	80,675
KIP REIT	479,100	94,883
KNM Group Bhd (a)	860,300	38,335
Kuala Lumpur Kepong Bhd	55,600	332,540
Land & General Bhd (a)	1,057,500	49,740
Lingkaran Trans Kota Holdings Bhd	55,900	58,536
Malayan Banking Bhd	560,711	1,249,263
Maxis Bhd	385,400	520,927

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Media Prima Bhd	287,400	34,151
MKH Bhd	142,500	49,387
Muhibbah Engineering M Bhd	310,800	230,821
My EG Services Bhd	414,200	98,949
Nam Cheong, Ltd. (a)(c)(e)	320,400	4,700
OSK Holdings Bhd	1,343,087	324,176
Padini Holdings Bhd	222,500	328,834
Pentamaster Corp. Bhd (a)	158,600	96,193
PPB Group Bhd	110,100	536,395
Press Metal Aluminium Holdings Bhd	509,140	549,536
Prestariang Bhd	188,400	50,371
Public Bank Bhd	239,820	1,386,854
Sapura Energy Bhd (a)	204,500	32,400
Sime Darby Bhd	390,188	236,653
Sime Darby Plantation Bhd	381,188	502,966
Sime Darby Property Bhd	349,388	103,791
TA Enterprise Bhd	645,700	104,700
Telekom Malaysia Bhd	139,809	107,639
Tenaga Nasional Bhd	344,050	1,246,910
Top Glove Corp. Bhd	47,800	143,654
Yinson Holdings Bhd	147,600	167,349
		17,928,907
PAKISTAN — 0.3%
Bank Alfalah, Ltd.	329,000	141,650
Bank of Punjab (a)	1,337,000	132,874
Cherat Cement Co., Ltd.	86,500	69,250
Fauji Fertilizer Bin Qasim, Ltd.	431,000	136,983
Habib Bank, Ltd.	78,600	107,717
Hascol Petroleum, Ltd.	96,300	248,786
Maple Leaf Cement Factory, Ltd.	154,100	64,381
MCB Bank, Ltd.	67,700	110,243
Nishat Mills, Ltd.	94,600	109,766
Pak Elektron, Ltd.	450,500	131,534
Pioneer Cement, Ltd.	144,100	55,599
Searle Co. Ltd	41,229	115,251
TRG Pakistan (a)	348,000	82,064
		1,506,098
PHILIPPINES — 1.5%
Alliance Global Group, Inc. (a)	836,700	182,179
Ayala Land, Inc.	1,701,788	1,208,559
BDO Unibank, Inc.	209,805	493,381
Belle Corp.	1,524,200	89,680
Bloomberry Resorts Corp.	480,400	87,767
Cebu Air, Inc.	66,270	86,054
Cosco Capital, Inc.	1,919,000	218,626
D&L Industries, Inc.	1,698,100	323,281
DoubleDragon Properties Corp. (a)	549,170	262,404
First Gen Corp.	1,242,470	336,649
First Philippine Holdings Corp.	451,577	517,007
Globe Telecom, Inc.	2,505	72,286
GT Capital Holdings, Inc.	7,440	126,864
JG Summit Holdings, Inc.	361,400	338,596
Jollibee Foods Corp.	47,600	234,577
LT Group, Inc.	570,300	193,208
Metro Pacific Investments Corp.	1,360,900	117,302
Security Description	Shares	Value
Nickel Asia Corp.	743,384	64,633
Philex Mining Corp.	955,800	80,594
PLDT, Inc.	23,349	564,392
Puregold Price Club, Inc.	356,050	310,899
Robinsons Retail Holdings, Inc.	180,780	269,303
SM Investments Corp.	19,315	316,684
SM Prime Holdings, Inc.	1,103,900	743,621
SSI Group, Inc. (a)	1,997,000	68,104
Universal Robina Corp.	100,890	228,748
		7,535,398
SINGAPORE — 0.0% (f)
SIIC Environment Holdings, Ltd. (c)	166,899	51,410
Silverlake Axis, Ltd.	238,000	91,639
		143,049
TAIWAN — 20.2%
Accton Technology Corp.	40,000	115,716
Acer, Inc. (a)	758,395	619,382
Advantech Co., Ltd.	51,898	342,145
Airtac International Group	12,431	176,750
ASE Technology Holding Co., Ltd.	551,898	1,296,092
Asia Cement Corp.	977,073	1,073,583
Asustek Computer, Inc.	144,138	1,316,642
AU Optronics Corp. ADR (c)	177,986	752,885
Catcher Technology Co., Ltd.	144,539	1,616,603
Cathay Financial Holding Co., Ltd.	1,406,604	2,482,093
Center Laboratories, Inc. (a)	54,896	128,199
Chang Hwa Commercial Bank, Ltd.	2,226,831	1,292,780
Chilisin Electronics Corp.	21,000	122,948
China Development Financial Holding Corp.	3,487,272	1,275,336
China Life Insurance Co., Ltd.	189,812	199,845
China Steel Chemical Corp.	18,877	92,254
China Steel Corp.	2,100,625	1,632,905
Chunghwa Telecom Co., Ltd.	456,268	1,646,177
Compal Electronics, Inc.	1,087,431	684,805
CTBC Financial Holding Co., Ltd.	3,196,515	2,301,310
Delta Electronics, Inc.	344,787	1,238,309
E.Sun Financial Holding Co., Ltd.	511,476	356,491
Eclat Textile Co., Ltd.	49,365	586,936
eMemory Technology, Inc. (a)	16,000	200,469
Epistar Corp. (a)	234,170	293,015
Everlight Electronics Co., Ltd.	177,996	224,184
Far Eastern New Century Corp.	1,250,170	1,185,034
Far EasTone Telecommunications Co., Ltd.	179,000	462,640
Feng TAY Enterprise Co., Ltd.	46,902	235,368
Firich Enterprises Co., Ltd. (a)	30,056	57,374
First Financial Holding Co., Ltd.	2,688,258	1,816,361
Formosa Chemicals & Fibre Corp.	731,691	2,915,868
Formosa Petrochemical Corp.	230,000	924,119
Formosa Plastics Corp.	959,137	3,539,135
Foxconn Technology Co., Ltd.	264,519	647,231
Fubon Financial Holding Co., Ltd.	1,179,998	1,977,726

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Genius Electronic Optical Co., Ltd. (a)	6,000	94,167
Giant Manufacturing Co., Ltd.	49,000	207,324
Himax Technologies, Inc. ADR (c)	21,105	157,443
Hiwin Technologies Corp.	34,614	408,713
Holy Stone Enterprise Co., Ltd.	14,000	112,501
Hon Hai Precision Industry Co., Ltd.	2,093,950	5,714,175
Hotai Motor Co., Ltd.	45,000	396,297
HTC Corp. (a)	129,710	242,075
Hua Nan Financial Holdings Co., Ltd.	2,659,212	1,548,158
Innolux Corp.	1,041,753	374,147
Inventec Corp.	400,000	314,217
King Yuan Electronics Co., Ltd.	891,898	811,787
Largan Precision Co., Ltd.	12,710	1,871,784
Lite-On Technology Corp.	591,891	716,361
Macronix International (a)	583,990	831,302
Makalot Industrial Co., Ltd.	45,682	205,272
MediaTek, Inc.	239,219	2,353,861
Medigen Biotechnology Corp. (a)	14,000	14,970
Mega Financial Holding Co., Ltd.	1,996,148	1,761,201
Merry Electronics Co., Ltd.	50,000	218,115
MIN AIK Technology Co., Ltd.	27,400	18,963
Motech Industries, Inc. (a)	139,934	70,682
Nan Ya Plastics Corp.	995,759	2,847,965
Novatek Microelectronics Corp.	156,062	703,824
PChome Online, Inc.	27,957	117,830
Pegatron Corp.	376,630	774,545
Pou Chen Corp.	250,000	290,273
Powertech Technology, Inc.	247,518	718,479
President Chain Store Corp.	57,000	645,932
ProMOS Technologies, Inc. (a)(d)	2,232	—
Quanta Computer, Inc.	599,194	1,051,442
Radiant Opto-Electronics Corp.	46,000	92,035
Realtek Semiconductor Corp.	177,161	644,993
Ritek Corp. (a)	169,000	81,206
Shin Kong Financial Holding Co., Ltd.	2,720,980	1,048,642
Silicon Motion Technology Corp. ADR	4,010	212,089
Sino-American Silicon Products, Inc. (a)	36,000	145,235
SinoPac Financial Holdings Co., Ltd.	3,491,795	1,259,811
Synnex Technology International Corp.	240,000	362,104
TA-I Technology Co., Ltd.	21,000	82,310
Tainan Enterprises Co., Ltd.	580,830	389,589
Taishin Financial Holding Co., Ltd.	3,278,828	1,548,621
Taiwan Cement Corp.	827,216	1,149,043
Taiwan FU Hsing Industrial Co., Ltd.	228,000	259,121
Taiwan Mobile Co., Ltd.	312,200	1,131,512
Taiwan Paiho, Ltd.	30,000	63,171
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	496,234	18,142,315
Tatung Co., Ltd. (a)	760,107	675,629
Security Description	Shares	Value
Teco Electric and Machinery Co., Ltd.	170,000	127,687
TPK Holding Co., Ltd. (a)	25,000	52,807
Tripod Technology Corp.	425,361	1,169,138
Uni-President Enterprises Corp.	914,971	2,322,802
United Integrated Services Co., Ltd.	595,194	1,296,255
United Microelectronics Corp. ADR	545,057	1,537,061
Walsin Lihwa Corp.	580,000	393,788
Walsin Technology Corp.	35,000	478,705
Win Semiconductors Corp.	26,000	187,185
Wistron Corp.	879,873	653,660
Yageo Corp. (a)	34,341	1,267,154
Yuanta Financial Holding Co., Ltd.	1,909,383	870,506
		99,066,689
THAILAND — 4.0%
Advanced Info Service PCL (e)	202,502	1,130,784
Airports of Thailand PCL (e)	418,100	795,059
Bangkok Expressway & Metro PCL (e)	5,136,532	1,155,061
Beauty Community PCL (e)	327,700	120,674
BEC World PCL (e)	144,600	34,262
Bumrungrad Hospital PCL (e)	42,600	214,093
Central Plaza Hotel PCL (e)	58,700	76,188
Charoen Pokphand Foods PCL (e)	281,300	205,477
Chularat Hospital PCL (e)	2,337,100	146,730
CP ALL PCL (e)	894,000	1,963,130
Electricity Generating PCL (e)	214,299	1,448,928
Energy Absolute PCL (e)	275,400	272,241
Gunkul Engineering PCL (e)	1,587,803	130,360
Hana Microelectronics PCL (e)	125,000	124,509
Ichitan Group PCL (e)	162,100	22,801
Indorama Ventures PCL (e)	201,400	332,830
IRPC PCL (e)	3,614,339	632,755
Jasmine International PCL (e)	743,325	96,926
Kasikornbank PCL (e)	68,054	410,830
Kasikornbank PCL NVDR	33,700	197,338
KCE Electronics PCL	382,000	438,153
Krungthai Card PCL	9,900	105,186
Ladprao General Hospital PCL Class F (e)	491,900	92,055
MC Group PCL (e)	360,700	121,939
Mega Lifesciences PCL (e)	275,200	330,190
Minor International PCL (e)	385,686	378,352
Nok Airlines PCL (a)(e)	1,790,600	145,929
PTG Energy PCL (e)	214,400	93,189
PTT Exploration & Production PCL (e)	373,032	1,581,980
PTT Global Chemical PCL NVDR	94,500	208,225
PTT PCL (e)	1,334,550	1,933,547
Siam Cement PCL NVDR	59,200	739,777
Siam Commercial Bank PCL (e)	286,497	1,024,748
Somboon Advance Technology PCL (e)	200,400	130,051
Srisawad Corp. PCL (e)	329,574	293,463

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Super Energy Corp. PCL NVDR (a)	1,228,500	23,361
SVI PCL (e)	1,168,600	143,914
Thai Beverage PCL (c)	1,187,000	626,799
Thai Oil PCL (e)	466,564	1,094,940
Thai Union Group PCL Class F (e)	260,900	124,425
TMB Bank PCL (e)	2,401,400	166,713
True Corp. PCL NVDR	1,730,383	276,819
		19,584,731
UNITED STATES — 0.0% (f)
IntelliEPI, Inc.	49,000	130,662
TOTAL COMMON STOCKS (Cost $414,680,599)		487,069,986

WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
E for L Aim PCL (expiring 6/1/20) (a) (Cost $0)	272,340	82
RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
Renhe Commercial Holdings Co., Ltd. (expiring 7/10/18) (a) (c) (Cost $0)	711,599	907
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	31,819	$ 31,819
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	6,079,854	6,079,854
TOTAL SHORT-TERM INVESTMENTS (Cost $6,111,673)		6,111,673
TOTAL INVESTMENTS — 100.7% (Cost $420,792,272)		493,182,648
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(3,356,741)
NET ASSETS — 100.0%		$ 489,825,907

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $73,678, representing less than 0.05% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $17,148,878 representing 3.5% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
China	$226,461,425	$ 40,423	$28,565	$226,530,413
Hong Kong	9,773,900	14,603	45,113	9,833,616
India	89,162,358	120,079	—	89,282,437
Indonesia	15,501,224	—	—	15,501,224
Macau	26,762	—	—	26,762
See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Malaysia	$ 17,924,207	$ 4,700	$ —	$ 17,928,907
Pakistan	1,506,098	—	—	1,506,098
Philippines	7,535,398	—	—	7,535,398
Singapore	143,049	—	—	143,049
Taiwan	99,066,689	—	0(a)	99,066,689
Thailand	2,615,658	16,969,073	—	19,584,731
United States	130,662	—	—	130,662
Warrants
Thailand	82	—	—	82
Rights
China	907	—	—	907
Short-Term Investments	6,111,673	—	—	6,111,673
TOTAL INVESTMENTS	$475,960,092	$17,148,878	$73,678	$493,182,648

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,046,576	$2,046,576	$25,826,070	$27,840,827	$—	$—	31,819	$ 31,819	$ 11,460	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,790,699	5,790,699	38,518,144	38,228,989	—	—	6,079,854	6,079,854	127,935	—
Total		$7,837,275	$64,344,214	$66,069,816	$—	$—		$6,111,673	$139,395	$—
See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. Class H	1,728,000	$ 1,028,591
AIR FREIGHT & LOGISTICS — 0.3%
Sinotrans, Ltd. Class H	824,000	434,820
ZTO Express Cayman, Inc. ADR	123,794	2,475,880
		2,910,700
AIRLINES — 0.3%
Air China, Ltd. Class H	1,582,000	1,528,473
China Eastern Airlines Corp., Ltd. Class H	1,516,000	1,026,068
China Southern Airlines Co., Ltd. Class H	1,210,000	951,596
Shandong Airlines Co., Ltd. Class B	106,000	171,995
		3,678,132
AUTO COMPONENTS — 0.6%
China First Capital Group, Ltd. (a)	1,718,000	1,094,902
Fuyao Glass Industry Group Co., Ltd. Class H (b)	186,000	628,262
Minth Group, Ltd.	636,000	2,687,341
Tianneng Power International, Ltd.	370,000	576,309
Xinyi Glass Holdings, Ltd.	1,044,000	1,276,149
		6,262,963
AUTOMOBILES — 2.0%
BAIC Motor Corp., Ltd. Class H (b)	925,400	884,653
Brilliance China Automotive Holdings, Ltd.	1,688,000	3,046,617
BYD Co., Ltd. Class H (c)	429,000	2,600,099
Chongqing Changan Automobile Co., Ltd. Class B	727,300	735,138
Dongfeng Motor Group Co., Ltd. Class H	2,149,300	2,273,826
Geely Automobile Holdings, Ltd.	3,254,000	8,440,421
Great Wall Motor Co., Ltd. Class H (c)	2,363,000	1,807,162
Guangzhou Automobile Group Co., Ltd. Class H	2,257,691	2,207,202
Qingling Motors Co., Ltd. Class H	2,508,000	770,419
		22,765,537
BANKS — 14.3%
Agricultural Bank of China, Ltd. Class H	17,007,000	7,955,655
Bank of China, Ltd. Class H	47,648,700	23,625,597
Bank of Chongqing Co., Ltd. Class H	1,240,500	789,004
Bank of Communications Co., Ltd. Class H	14,645,824	11,219,420
China CITIC Bank Corp., Ltd. Class H	7,176,471	4,491,326
China Construction Bank Corp. Class H	66,318,623	61,285,206
China Merchants Bank Co., Ltd. Class H	2,452,235	9,048,838
Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class H (c)	5,585,760	$ 3,994,177
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,864,000	1,109,545
Huishang Bank Corp., Ltd. Class H	1,737,000	825,830
Industrial & Commercial Bank of China, Ltd. Class H	48,386,789	36,203,207
Postal Savings Bank of China Co., Ltd. Class H (b)	2,132,000	1,388,642
Shengjing Bank Co., Ltd. Class H (b)	561,500	342,105
		162,278,552
BEVERAGES — 0.6%
China Resources Beer Holdings Co., Ltd.	1,053,667	5,116,942
Tibet Water Resources, Ltd. (a) (c)	1,461,000	553,081
Tsingtao Brewery Co., Ltd. Class H	213,000	1,170,143
		6,840,166
BIOTECHNOLOGY — 0.6%
3SBio, Inc. (b) (c)	545,000	1,237,902
BeiGene, Ltd. ADR (a)	26,792	4,118,734
China Biologic Products Holdings, Inc. (a) (c)	10,998	1,092,432
Shanghai Haohai Biological Technology Co., Ltd. Class H (b)	15,700	98,157
		6,547,225
BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	356,000	225,976
CAPITAL MARKETS — 1.3%
Central China Securities Co., Ltd. Class H (c)	360,000	109,210
China Cinda Asset Management Co., Ltd. Class H	7,265,200	2,333,621
China Everbright, Ltd.	648,000	1,189,377
China Financial International Investments, Ltd. (a) (c)	4,010,000	116,025
China Galaxy Securities Co., Ltd. Class H	2,097,000	1,077,173
China Huarong Asset Management Co., Ltd. Class H (b)	5,286,000	1,529,450
CITIC Securities Co., Ltd. Class H	1,394,500	2,787,063
GF Securities Co., Ltd. Class H	1,074,200	1,566,366
Guotai Junan International Holdings, Ltd. (c)	1,776,000	384,834
Haitong Securities Co., Ltd. Class H	2,015,400	2,037,120
Huatai Securities Co., Ltd. Class H (b)	711,200	1,131,328
Noah Holdings, Ltd. ADR (a)	15,494	808,012
Shenwan Hongyuan HK, Ltd.	505,000	134,530
		15,204,109
CHEMICALS — 0.2%
China BlueChemical, Ltd. Class H	2,022,000	744,837
China Lumena New Materials Corp. (a) (c) (e)	3,564,548	—

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Fufeng Group, Ltd. (c)	564,000	$ 253,767
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,801,999	1,707,175
		2,705,779
COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Everbright International, Ltd.	1,933,000	2,498,343
Dongjiang Environmental Co., Ltd. Class H	151,600	190,141
		2,688,484
COMMUNICATIONS EQUIPMENT — 0.2%
BYD Electronic International Co., Ltd. (c)	517,000	707,745
China All Access Holdings, Ltd.	1,268,000	129,298
China Fiber Optic Network System Group, Ltd. (a) (e)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (a) (c)	1,398,310	199,620
Shanghai Potevio Co., Ltd. Class B (a) (f)	264,700	106,409
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (a) (b)	176,000	713,382
ZTE Corp. Class H (a) (c)	584,597	888,209
		2,744,663
CONSTRUCTION & ENGINEERING — 0.8%
China Communications Construction Co., Ltd. Class H	3,002,394	2,900,808
China Machinery Engineering Corp. Class H	459,000	219,980
China Railway Construction Corp., Ltd. Class H	1,208,875	1,224,984
China Railway Group, Ltd. Class H	2,689,000	2,029,059
China Singyes Solar Technologies Holdings, Ltd. (c)	368,000	112,575
China State Construction International Holdings, Ltd.	1,176,000	1,206,661
Concord New Energy Group, Ltd.	3,560,000	156,549
Metallurgical Corp. of China, Ltd. Class H	1,634,000	483,195
Sinopec Engineering Group Co., Ltd. Class H	1,083,000	1,131,943
		9,465,754
CONSTRUCTION MATERIALS — 0.8%
Anhui Conch Cement Co., Ltd. Class H	851,500	4,884,041
BBMG Corp. Class H (c)	1,301,000	480,903
China National Building Material Co., Ltd. Class H	2,326,000	2,303,631
China Resources Cement Holdings, Ltd.	801,163	811,839
China Shanshui Cement Group, Ltd. (a) (c) (e)	1,896,000	90,626
CSG Holding Co., Ltd. Class B	513,130	213,220
		8,784,260
Security Description	Shares	Value
CONSUMER FINANCE — 0.2%
China Financial Services Holdings, Ltd.	2,990,000	$ 255,345
Chong Sing Holdings FinTech Group (a) (c)	15,842,900	1,837,631
		2,092,976
CONTAINERS & PACKAGING — 0.0% (d)
Beijing Enterprises Clean Energy Group, Ltd. (a) (c)	9,505,714	245,959
Greatview Aseptic Packaging Co., Ltd.	456,000	272,015
		517,974
DISTRIBUTORS — 0.0% (d)
Qianhai Health Holdings, Ltd.	11,000,000	103,755
Xinhua Winshare Publishing and Media Co., Ltd. Class H	593,000	412,695
		516,450
DIVERSIFIED CONSUMER SERVICES — 1.6%
China Education Group Holdings, Ltd. (a)	389,000	654,494
China Maple Leaf Educational Systems, Ltd.	456,000	821,857
China Yuhua Education Corp., Ltd. (b) (c)	646,000	459,461
Fu Shou Yuan International Group, Ltd.	723,000	815,575
New Oriental Education & Technology Group, Inc. ADR	86,975	8,233,053
TAL Education Group ADR (a)	189,262	6,964,842
		17,949,282
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,161,000	1,126,157
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
China Communications Services Corp., Ltd. Class H	2,179,600	1,380,751
China Telecom Corp., Ltd. Class H	9,424,951	4,408,870
China Unicom Hong Kong, Ltd.	3,855,805	4,816,408
CITIC Telecom International Holdings, Ltd.	1,169,000	306,947
		10,912,976
ELECTRICAL EQUIPMENT — 0.3%
Dongfang Electric Corp., Ltd. Class H (a)	247,800	162,980
Shanghai Electric Group Co., Ltd. Class H (a) (c)	2,122,000	714,055
Tech Pro Technology Development, Ltd. (a) (f)	4,481,396	38,842
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (c)	359,160	437,193
Zhuzhou CRRC Times Electric Co., Ltd. Class H	430,100	2,044,845
		3,397,915

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
AAC Technologies Holdings, Inc.	466,745	$ 6,573,915
Anxin-China Holdings, Ltd. (a) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H	267,982	152,685
China Soft Power Technology Holdings, Ltd. (a) (c)	2,219,000	25,455
Dongxu Optoelectronic Technology Co., Ltd. Class B	1,410,700	737,226
FIT Hon Teng, Ltd. (b)	807,000	365,161
Ju Teng International Holdings, Ltd.	1,052,000	174,318
Kingboard Chemical Holdings, Ltd.	550,999	2,015,649
Kingboard Laminates Holdings, Ltd.	338,000	417,467
Sunny Optical Technology Group Co., Ltd.	429,000	7,983,481
Wasion Holdings, Ltd. (c)	358,000	194,390
		18,639,747
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (c)	928,000	133,662
China Oilfield Services, Ltd. Class H	1,257,900	1,188,082
Hilong Holding, Ltd.	672,000	104,499
Sinopec Oilfield Service Corp. Class H (a) (c)	1,288,000	172,380
		1,598,623
FOOD & STAPLES RETAILING — 0.2%
Sun Art Retail Group, Ltd.	1,439,000	1,881,873
FOOD PRODUCTS — 1.9%
China Agri-Industries Holdings, Ltd.	1,641,600	627,727
China Huishan Dairy Holdings Co., Ltd. (a) (c) (e)	2,729,000	—
China Huiyuan Juice Group, Ltd. (a) (f)	701,000	180,489
China Mengniu Dairy Co., Ltd. (a)	1,839,220	6,235,876
China Yurun Food Group, Ltd. (a) (c)	1,139,000	152,439
CP Pokphand Co., Ltd.	3,204,000	289,957
Health and Happiness H&H International Holdings, Ltd. (a)	159,500	1,099,867
Tingyi Cayman Islands Holding Corp.	1,341,844	3,112,831
Uni-President China Holdings, Ltd.	1,234,400	1,585,983
Want Want China Holdings, Ltd.	4,719,933	4,199,266
WH Group, Ltd.	4,820,106	3,925,903
Yihai International Holding, Ltd.	247,000	470,989
YuanShengTai Dairy Farm, Ltd. (a)	2,308,000	58,542
		21,939,869
GAS UTILITIES — 1.0%
Beijing Enterprises Holdings, Ltd.	429,500	2,091,263
China Gas Holdings, Ltd.	1,500,000	6,032,159
China Oil & Gas Group, Ltd. (a)	1,616,000	125,647
Security Description	Shares	Value
China Resources Gas Group, Ltd.	645,000	$ 2,795,251
		11,044,320
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,692,000	1,196,948
Yestar Healthcare Holdings Co., Ltd. (c)	695,000	235,640
		1,432,588
HEALTH CARE PROVIDERS & SERVICES — 0.5%
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	421,000	515,152
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	709,600	1,958,185
Sinopharm Group Co., Ltd. Class H	771,600	3,102,942
		5,576,279
HOTELS, RESTAURANTS & LEISURE — 1.3%
Ajisen China Holdings, Ltd.	458,000	180,387
China Travel International Investment Hong Kong, Ltd.	3,034,000	1,183,366
Huayi Tencent Entertainment Co., Ltd. (a) (c)	1,330,000	63,572
Huazhu Group, Ltd. ADR	74,204	3,115,826
Imperial Pacific International Holdings, Ltd. (a) (c)	29,330,300	299,081
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,216,187	492,958
Yum China Holdings, Inc.	243,244	9,355,164
		14,690,354
HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	941,000	3,220,446
Hisense Kelon Electrical Holdings Co., Ltd. Class H (c)	295,000	301,187
Skyworth Digital Holdings, Ltd.	1,715,423	765,282
		4,286,915
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	434,000	753,441
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.0%
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,178,000	273,274
CGN Power Co., Ltd. Class H (b)	7,947,000	2,056,276
China Datang Corp. Renewable Power Co., Ltd. Class H	1,919,000	327,764
China Longyuan Power Group Corp., Ltd. Class H	2,365,000	1,905,155
China Power International Development, Ltd.	2,369,000	546,545
China Resources Power Holdings Co., Ltd.	1,262,092	2,223,214

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Datang International Power Generation Co., Ltd. Class H (a)	3,036,287	$ 928,830
Huadian Fuxin Energy Corp., Ltd. Class H	1,850,000	433,882
Huadian Power International Corp., Ltd. Class H	984,000	388,811
Huaneng Power International, Inc. Class H	2,732,129	1,810,868
Huaneng Renewables Corp., Ltd. Class H	2,554,000	849,657
		11,744,276
INDUSTRIAL CONGLOMERATES — 0.6%
CITIC, Ltd.	4,282,000	6,036,482
Shanghai Industrial Holdings, Ltd.	320,000	745,604
		6,782,086
INSURANCE — 5.3%
China Life Insurance Co., Ltd. Class H	4,771,040	12,314,598
China Pacific Insurance Group Co., Ltd. Class H	1,584,200	6,128,453
China Taiping Insurance Holdings Co., Ltd.	796,891	2,493,633
Fanhua, Inc. ADR (c)	27,274	777,309
New China Life Insurance Co., Ltd. Class H	419,500	1,745,811
People's Insurance Co. Group of China, Ltd. Class H	4,945,000	2,325,813
PICC Property & Casualty Co., Ltd. Class H	4,498,287	4,856,381
Ping An Insurance Group Co. of China, Ltd. Class H (c)	3,140,100	28,897,669
		59,539,667
INTERNET & CATALOG RETAIL — 2.9%
Ctrip.com International, Ltd. ADR (a)	241,421	11,498,882
JD.com, Inc. ADR (a)	496,240	19,328,548
Vipshop Holdings, Ltd. ADR (a)	227,874	2,472,433
		33,299,863
INTERNET SOFTWARE & SERVICES — 32.9%
21Vianet Group, Inc. ADR (a)	39,390	382,083
58.com, Inc. ADR (a)	50,383	3,493,557
Alibaba Group Holding, Ltd. ADR (a)	706,906	131,152,270
Autohome, Inc. ADR	27,170	2,744,170
Baidu, Inc. ADR (a)	169,905	41,286,915
Baozun, Inc. ADR (a) (c)	14,547	795,721
Bitauto Holdings, Ltd. ADR (a) (c)	19,665	467,634
Fang Holdings, Ltd. ADR (a) (c)	118,574	460,067
Momo, Inc. ADR (a)	29,597	1,287,469
NetEase, Inc. ADR	46,342	11,709,233
Phoenix New Media, Ltd. ADR (a)	39,351	167,242
SINA Corp. (a)	43,184	3,657,253
Sohu.com, Ltd. ADR (a) (c)	28,146	999,183
Tencent Holdings, Ltd.	3,371,615	169,237,200
Security Description	Shares	Value
Tian Ge Interactive Holdings, Ltd. (b)	130,000	$ 96,438
Weibo Corp. ADR (a) (c)	28,685	2,546,081
YY, Inc. ADR (a)	26,215	2,633,821
		373,116,337
IT SERVICES — 0.5%
AGTech Holdings, Ltd. (a) (c)	1,452,000	148,060
Chinasoft International, Ltd. (a)	1,694,000	1,321,439
Digital China Holdings, Ltd. (a) (c)	722,000	395,720
GDS Holdings, Ltd. ADR (a) (c)	29,900	1,198,691
Hi Sun Technology China, Ltd. (a)	1,377,000	201,843
TravelSky Technology, Ltd. Class H	860,000	2,504,764
		5,770,517
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Genscript Biotech Corp.	442,000	1,222,543
Wuxi Biologics Cayman, Inc. (a) (b)	110,500	1,230,290
		2,452,833
MACHINERY — 1.2%
China Conch Venture Holdings, Ltd.	738,000	2,699,730
China International Marine Containers Group Co., Ltd. Class H	544,300	713,204
CIMC Enric Holdings, Ltd. (c)	614,000	584,617
CRRC Corp., Ltd. Class H	2,790,950	2,166,464
First Tractor Co., Ltd. Class H (a) (c)	356,000	117,525
Haitian International Holdings, Ltd.	625,000	1,475,378
Lonking Holdings, Ltd.	1,983,000	912,456
Weichai Power Co., Ltd. Class H	2,004,680	2,764,741
Yangzijiang Shipbuilding Holdings, Ltd.	1,881,500	1,248,814
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (c)	863,800	368,842
		13,051,771
MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H (a) (c)	2,104,500	351,401
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	823,800	396,913
COSCO SHIPPING Holdings Co., Ltd. Class H (a) (c)	1,489,175	683,330
SITC International Holdings Co., Ltd.	710,000	791,860
		2,223,504
MEDIA — 0.2%
Alibaba Pictures Group, Ltd. (a) (c)	7,370,000	807,882
China Literature, Ltd. (a) (b) (c)	168,800	1,585,704
Poly Culture Group Corp., Ltd. Class H (c)	92,700	147,697

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Wisdom Sports Group (c)	1,037,000	$ 92,525
		2,633,808
METALS & MINING — 0.9%
Aluminum Corp. of China, Ltd. Class H (a) (c)	2,752,000	1,213,687
Angang Steel Co., Ltd. Class H (c)	1,075,720	970,766
China Metal Recycling Holdings, Ltd. (a) (c) (e)	268,085	—
China Molybdenum Co., Ltd. Class H (c)	2,592,000	1,255,454
China Zhongwang Holdings, Ltd. (c)	812,400	429,734
Jiangxi Copper Co., Ltd. Class H	981,000	1,250,406
Maanshan Iron & Steel Co., Ltd. Class H (a) (c)	1,772,000	788,263
MMG, Ltd. (a)	1,232,000	862,115
Munsun Capital Group, Ltd. (a) (c)	206,600	8,427
Shougang Fushan Resources Group, Ltd.	2,748,000	654,999
Zhaojin Mining Industry Co., Ltd. Class H (c)	760,500	580,642
Zijin Mining Group Co., Ltd. Class H	5,160,750	1,973,405
		9,987,898
MULTILINE RETAIL — 0.1%
Golden Eagle Retail Group, Ltd.	533,120	641,474
Parkson Retail Group, Ltd. (a)	1,612,000	197,251
		838,725
OIL, GAS & CONSUMABLE FUELS — 4.7%
China Coal Energy Co., Ltd. Class H	1,868,013	773,830
China Petroleum & Chemical Corp. Class H	16,016,640	14,311,053
China Shenhua Energy Co., Ltd. Class H	2,179,200	5,172,005
China Suntien Green Energy Corp., Ltd. Class H	950,000	273,662
CNOOC, Ltd.	10,459,174	18,050,872
Kunlun Energy Co., Ltd.	2,579,400	2,258,695
NewOcean Energy Holdings, Ltd. (a) (c)	712,000	145,205
PetroChina Co., Ltd. Class H	13,430,930	10,220,274
Sinopec Kantons Holdings, Ltd.	1,072,000	506,933
Yanzhou Coal Mining Co., Ltd. Class H	1,299,900	1,699,963
		53,412,492
PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd.	1,626,000	1,645,596
Nine Dragons Paper Holdings, Ltd.	1,281,000	1,632,793
		3,278,389
PERSONAL PRODUCTS — 0.4%
Hengan International Group Co., Ltd.	518,500	4,989,739
Security Description	Shares	Value
PHARMACEUTICALS — 2.3%
China Animal Healthcare, Ltd. (a) (c) (e)	763,600	$ —
China Medical System Holdings, Ltd.	843,300	1,685,428
China Resources Pharmaceutical Group, Ltd. (b)	677,000	937,132
China Shineway Pharmaceutical Group, Ltd.	297,000	580,716
Consun Pharmaceutical Group, Ltd.	615,000	575,378
CSPC Pharmaceutical Group, Ltd.	2,480,000	7,491,731
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	204,000	899,681
Hua Han Health Industry Holdings, Ltd. (a) (c) (e)	3,728,400	188,904
Luye Pharma Group, Ltd. (c)	1,099,000	1,127,654
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	216,000	1,185,247
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	520,000	241,924
Sihuan Pharmaceutical Holdings Group, Ltd.	1,310,000	292,208
Sino Biopharmaceutical, Ltd.	4,669,500	7,166,036
SSY Group, Ltd.	1,934,332	2,147,491
Tong Ren Tang Technologies Co., Ltd. Class H (c)	427,000	678,153
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)	94,400	480,095
		25,677,778
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (a)	8,400	820,176
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.8%
Agile Group Holdings, Ltd.	1,230,747	2,095,836
Beijing Capital Land, Ltd. Class H	852,000	367,061
Carnival Group International Holdings, Ltd. (a) (c)	6,926,800	286,945
China Evergrande Group (a) (c)	2,151,600	5,484,963
China Jinmao Holdings Group, Ltd.	1,658,000	832,651
China Overseas Land & Investment, Ltd.	2,703,862	8,908,964
China Overseas Property Holdings, Ltd. (c)	942,620	312,386
China Resources Land, Ltd.	1,926,555	6,495,151
China South City Holdings, Ltd.	2,186,000	426,308
China Vanke Co., Ltd. Class H	891,664	3,119,793
CIFI Holdings Group Co., Ltd.	1,050,000	667,839
Colour Life Services Group Co., Ltd.	282,000	283,961
Country Garden Holdings Co., Ltd.	4,365,500	7,678,833
Fullshare Holdings, Ltd. (a) (c)	4,192,500	2,073,418
Future Land Development Holdings, Ltd. (a)	584,000	528,510

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Future Land Holdings Co., Ltd. Class A	588,295	$ 2,748,948
Greentown China Holdings, Ltd. (c)	384,500	515,578
Guangzhou R&F Properties Co., Ltd. Class H	864,224	1,744,872
Hopson Development Holdings, Ltd.	394,000	351,039
Hydoo International Holding, Ltd. (a)	1,302,000	75,510
Jiayuan International Group, Ltd. (c)	370,000	641,391
Kaisa Group Holdings, Ltd.	920,000	392,839
KWG Property Holding, Ltd.	837,806	1,052,937
Longfor Properties Co., Ltd.	916,000	2,469,380
Poly Property Group Co., Ltd.	1,332,000	550,087
Redco Group (b)	402,200	205,062
Renhe Commercial Holdings Co., Ltd. (a) (c)	8,651,000	170,915
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	297,650	376,825
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	779,960	1,116,903
Shenzhen Investment, Ltd.	1,948,606	710,350
Shimao Property Holdings, Ltd.	917,441	2,408,949
Shui On Land, Ltd.	3,129,500	793,798
Sino-Ocean Group Holding, Ltd.	2,634,212	1,531,079
SOHO China, Ltd.	943,500	448,573
Sunac China Holdings, Ltd. (c)	1,273,300	4,455,077
Yanlord Land Group, Ltd.	412,900	481,490
Yuexiu Property Co., Ltd.	6,508,000	1,244,288
Yuzhou Properties Co., Ltd.	2,524,840	1,483,600
Zall Group, Ltd. (a) (c)	660,000	797,507
		66,329,616
ROAD & RAIL — 0.2%
CAR, Inc. (a)	821,300	820,729
Dazhong Transportation Group Co., Ltd. Class B	372,000	164,052
Guangshen Railway Co., Ltd. Class H (c)	1,494,000	841,696
		1,826,477
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
GCL-Poly Energy Holdings, Ltd. (a) (c)	7,309,000	689,401
Hanergy Thin Film Power Group, Ltd. (a) (c) (e)	17,589,376	—
Hua Hong Semiconductor, Ltd. (b)	173,000	594,274
JinkoSolar Holding Co., Ltd. ADR (a) (c)	13,512	186,060
Semiconductor Manufacturing International Corp. (a) (c)	1,944,600	2,528,207
Shunfeng International Clean Energy, Ltd. (a)	670,000	18,105
Security Description	Shares	Value
Xinyi Solar Holdings, Ltd. (c)	2,596,000	$ 797,451
		4,813,498
SOFTWARE — 0.4%
Boyaa Interactive International, Ltd. (a) (c)	302,000	90,845
Cheetah Mobile, Inc. ADR (a) (c)	15,410	147,320
Kingdee International Software Group Co., Ltd. (c)	1,080,000	1,105,405
Kingsoft Corp., Ltd.	525,000	1,592,643
NetDragon Websoft Holdings, Ltd. (c)	210,000	464,142
Shanghai Baosight Software Co., Ltd. Class B	345,500	654,722
V1 Group, Ltd. (a) (c) (f)	2,066,000	126,402
		4,181,479
SPECIALTY RETAIL — 0.3%
China Harmony New Energy Auto Holding, Ltd. (c)	830,000	356,525
China ZhengTong Auto Services Holdings, Ltd. (c)	32,500	21,665
GOME Retail Holdings, Ltd. (a) (c)	7,241,279	738,393
Grand Baoxin Auto Group, Ltd.	866,074	332,280
Hengdeli Holdings, Ltd. (c)	2,576,895	116,602
Zhongsheng Group Holdings, Ltd.	546,500	1,640,451
		3,205,916
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Coolpad Group, Ltd. (a) (e)	2,629,400	120,654
Lenovo Group, Ltd. (c)	4,718,000	2,555,812
Meitu, Inc. (a) (b) (c)	1,133,500	989,679
		3,666,145
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
ANTA Sports Products, Ltd.	634,000	3,357,704
Bosideng International Holdings, Ltd.	3,230,000	444,640
China Dongxiang Group Co., Ltd.	3,181,000	583,859
China Jicheng Holdings, Ltd. (a) (b)	460,750	3,465
Cosmo Lady China Holdings Co., Ltd. (b) (c)	301,000	150,012
Lao Feng Xiang Co., Ltd. Class B	172,911	565,419
Li Ning Co., Ltd. (a)	1,407,207	1,551,516
Shenzhou International Group Holdings, Ltd.	429,000	5,295,891
		11,952,506
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd.	1,824,000	192,968
New Provenance Everlasting Holdings, Ltd. Class H (a) (c)	5,600,000	39,258
		232,226

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.9%
Anhui Expressway Co., Ltd. Class H	618,000	$ 372,590
Beijing Capital International Airport Co., Ltd. Class H	1,197,939	1,262,764
China Merchants Port Holdings Co., Ltd.	920,663	1,870,558
COSCO SHIPPING International Hong Kong Co., Ltd.	612,000	232,461
COSCO SHIPPING Ports, Ltd.	1,122,980	936,121
Dalian Port PDA Co., Ltd. Class H (c)	1,182,200	176,303
HNA Infrastructure Co., Ltd. Class H	391,000	382,256
Jiangsu Expressway Co., Ltd. Class H	830,795	990,120
Qingdao Port International Co., Ltd. Class H (b)	882,000	661,040
Shenzhen Expressway Co., Ltd. Class H	652,000	639,912
Shenzhen International Holdings, Ltd.	793,884	1,643,332
Sichuan Expressway Co., Ltd. Class H	812,000	246,329
Xiamen International Port Co., Ltd. Class H	985,000	158,194
Yuexiu Transport Infrastructure, Ltd. (c)	380,000	277,052
Zhejiang Expressway Co., Ltd. Class H	866,000	772,677
		10,621,709
WATER UTILITIES — 0.5%
Beijing Enterprises Water Group, Ltd. (a) (c)	3,436,000	1,874,472
CT Environmental Group, Ltd. (c)	1,736,400	241,245
Guangdong Investment, Ltd.	2,144,000	3,405,062
Kangda International Environmental Co., Ltd. (a) (b)	750,000	116,628
		5,637,407
WIRELESS TELECOMMUNICATION SERVICES — 2.8%
China Mobile, Ltd.	3,520,504	31,276,616
TOTAL COMMON STOCKS (Cost $908,822,464)		1,125,852,084
RIGHTS — 0.0% (d)
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Renhe Commercial Holdings Co., Ltd. (expiring 7/10/18) (a) (c) (Cost $0)	2,595,299	3,308
TOTAL RIGHTS (Cost $0)		3,308
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	1,155,235	$ 1,155,235
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	13,284,309	13,284,309
TOTAL SHORT-TERM INVESTMENTS (Cost $14,439,544)		14,439,544
TOTAL INVESTMENTS — 100.5% (Cost $923,262,008)		1,140,294,936
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(5,519,609)
NET ASSETS — 100.0%		$ 1,134,775,327

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $400,184, representing less than 0.05% of the Fund's net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $452,142, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 1,028,591	$ —	$ —	$ 1,028,591
Air Freight & Logistics	2,910,700	—	—	2,910,700
Airlines	3,678,132	—	—	3,678,132
Auto Components	6,262,963	—	—	6,262,963
Automobiles	22,765,537	—	—	22,765,537
Banks	162,278,552	—	—	162,278,552
Beverages	6,840,166	—	—	6,840,166
Biotechnology	6,547,225	—	—	6,547,225
Building Products	225,976	—	—	225,976
Capital Markets	15,204,109	—	—	15,204,109
Chemicals	2,705,779	—	0(a)	2,705,779
Commercial Services & Supplies	2,688,484	—	—	2,688,484
Communications Equipment	2,638,254	106,409	0(a)	2,744,663
Construction & Engineering	9,465,754	—	—	9,465,754
Construction Materials	8,693,634	—	90,626	8,784,260
Consumer Finance	2,092,976	—	—	2,092,976
Containers & Packaging	517,974	—	—	517,974
Distributors	516,450	—	—	516,450
Diversified Consumer Services	17,949,282	—	—	17,949,282
Diversified Financial Services	1,126,157	—	—	1,126,157
Diversified Telecommunication Services	10,912,976	—	—	10,912,976
Electrical Equipment	3,359,073	38,842	—	3,397,915
Electronic Equipment, Instruments & Components	18,639,747	—	0(a)	18,639,747
Energy Equipment & Services	1,598,623	—	—	1,598,623
Food & Staples Retailing	1,881,873	—	0(a)	1,881,873
Food Products	21,759,380	180,489	—	21,939,869
Gas Utilities	11,044,320	—	—	11,044,320
Health Care Equipment & Supplies	1,432,588	—	—	1,432,588
Health Care Providers & Services	5,576,279	—	—	5,576,279
Hotels, Restaurants & Leisure	14,690,354	—	—	14,690,354
Household Durables	4,286,915	—	—	4,286,915
Household Products	753,441	—	—	753,441
Independent Power Producers & Energy Traders	11,744,276	—	—	11,744,276
Industrial Conglomerates	6,782,086	—	—	6,782,086
Insurance	59,539,667	—	—	59,539,667
Internet & Catalog Retail	33,299,863	—	—	33,299,863
Internet Software & Services	373,116,337	—	—	373,116,337
IT Services	5,770,517	—	—	5,770,517
Life Sciences Tools & Services	2,452,833	—	—	2,452,833
Machinery	13,051,771	—	—	13,051,771
Marine	2,223,504	—	—	2,223,504
Media	2,633,808	—	—	2,633,808
Metals & Mining	9,987,898	—	0(a)	9,987,898
Multiline Retail	838,725	—	—	838,725
Oil, Gas & Consumable Fuels	53,412,492	—	—	53,412,492
Paper & Forest Products	3,278,389	—	—	3,278,389
Personal Products	4,989,739	—	—	4,989,739
Pharmaceuticals	25,488,874	—	188,904	25,677,778
Professional Services	820,176	—	—	820,176
Real Estate Management & Development	66,329,616	—	—	66,329,616
See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Road & Rail	$ 1,826,477	$ —	$ —	$ 1,826,477
Semiconductors & Semiconductor Equipment	4,813,498	—	0(a)	4,813,498
Software	4,055,077	126,402	—	4,181,479
Specialty Retail	3,205,916	—	—	3,205,916
Technology Hardware, Storage & Peripherals	3,545,491	—	120,654	3,666,145
Textiles, Apparel & Luxury Goods	11,952,506	—	—	11,952,506
Trading Companies & Distributors	232,226	—	—	232,226
Transportation Infrastructure	10,621,709	—	—	10,621,709
Water Utilities	5,637,407	—	—	5,637,407
Wireless Telecommunication Services	31,276,616	—	—	31,276,616
Rights
Real Estate Management & Development	3,308	—	—	3,308
Short-Term Investments	14,439,544	—	—	14,439,544
TOTAL INVESTMENTS	$1,139,442,610	$452,142	$400,184	$1,140,294,936

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,785,729	$ 2,785,729	$ 70,049,018	$ 71,679,512	$—	$—	1,155,235	$ 1,155,235	$ 23,157	$—
State Street Navigator Securities Lending Government Money Market Portfolio	22,187,451	22,187,451	102,464,868	111,368,010	—	—	13,284,309	13,284,309	555,920	—
Total		$24,973,180	$172,513,886	$183,047,522	$—	$—		$14,439,544	$579,077	$—
See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.7%
ADVERTISING SERVICES — 0.0% (a)
Guangdong Advertising Group Co., Ltd. Class A (b)	1,859	$ 906
AEROSPACE & DEFENSE — 0.9%
AECC Aero Science and Technology Co., Ltd. Class A	400	878
AECC Aero-Engine Control Co., Ltd. Class A	700	1,408
AECC Aviation Power Co., Ltd. Class A	800	2,694
AVIC Aircraft Co., Ltd. Class A	1,400	3,304
AVIC Helicopter Co., Ltd. Class A	400	2,414
AVIC Shenyang HeiBao Co., Ltd. Class A (b)	700	3,806
Changchun UP Optotech Co., Ltd. Class A	600	978
China Avionics Systems Co., Ltd. Class A	800	1,576
China Spacesat Co., Ltd. Class A	700	2,017
		19,075
AIR FREIGHT & LOGISTICS — 0.4%
CMST Development Co., Ltd. Class A	2,700	3,153
Jiangsu Aucksun Co., Ltd. Class A	4,700	4,588
		7,741
AIRLINES — 1.1%
Air China, Ltd. Class A	3,000	4,024
China Eastern Airlines Corp., Ltd. Class A	4,300	4,295
China Southern Airlines Co., Ltd. Class A	4,700	5,992
Hainan Airlines Holding Co., Ltd. Class A (c)	11,900	4,790
Spring Airlines Co., Ltd. Class A	700	3,700
		22,801
AUTO COMPONENTS — 1.9%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	1,500	3,261
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,000	2,633
Fuyao Glass Industry Group Co., Ltd. Class A	2,500	9,698
Greatoo Intelligent Equipment, Inc.	5,100	1,677
Huayu Automotive Systems Co., Ltd. Class A	1,700	6,084
Sailun Jinyu Group Co., Ltd. Class A	5,940	2,178
Shenzhen Kedali Industry Co., Ltd. Class A	500	2,124
Wanxiang Qianchao Co., Ltd. Class A	1,560	1,601
Weifu High-Technology Group Co., Ltd. Class A	1,000	3,336
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	800	1,467
Zhejiang Dehong Automotive Electronic & Electrical Co., Ltd. Class A	960	1,958
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	1,320	1,872
		37,889
AUTOMOBILES — 1.5%
Anhui Jianghuai Automobile Group Corp., Ltd Class A	1,400	1,375
Beiqi Foton Motor Co., Ltd. Class A	10,600	3,247
BYD Co., Ltd. Class A	700	5,036
Security Description	Shares	Value
Chongqing Changan Automobile Co., Ltd. Class A	2,200	$ 2,987
FAW CAR Co., Ltd. Class A (b)	1,500	1,693
Haima Automobile Group Co., Ltd. Class A (b)	4,100	2,122
Jiangsu Xinri E-Vehicle Co., Ltd. Class A	1,200	1,801
SAIC Motor Corp., Ltd. Class A	2,400	12,670
		30,931
BANKS — 11.3%
Agricultural Bank of China, Ltd. Class A	38,400	19,931
Bank of Beijing Co., Ltd. Class A	2,736	2,489
Bank of China, Ltd. Class A	37,100	20,208
Bank of Communications Co., Ltd. Class A	12,800	11,086
Bank of Nanjing Co., Ltd. Class A	5,544	6,466
Bank of Ningbo Co., Ltd. Class A	3,900	9,586
China CITIC Bank Corp., Ltd. Class A	3,200	2,998
China Everbright Bank Co., Ltd. Class A	20,300	11,210
China Merchants Bank Co., Ltd. Class A	10,300	41,089
China Minsheng Banking Corp., Ltd. Class A	14,500	15,314
Huaxia Bank Co., Ltd. Class A	7,320	8,228
Industrial & Commercial Bank of China, Ltd. Class A	15,600	12,522
Industrial Bank Co., Ltd. Class A	14,400	31,286
Ping An Bank Co., Ltd. Class A	8,520	11,685
Shanghai Pudong Development Bank Co., Ltd. Class A	16,302	23,514
		227,612
BEVERAGES — 6.8%
Anhui Gujing Distillery Co., Ltd. Class A	400	5,358
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	3,249
Chongqing Brewery Co., Ltd. Class A	2,200	9,191
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	600	11,914
Kweichow Moutai Co., Ltd. Class A	600	66,217
Luzhou Laojiao Co., Ltd. Class A	1,400	12,856
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	2,095
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	600	5,693
Tsingtao Brewery Co., Ltd. Class A	700	4,629
Wuliangye Yibin Co., Ltd. Class A	1,100	12,614
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A	2,100	2,582
		136,398
BIOTECHNOLOGY — 0.5%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	3,439
Hualan Biological Engineering, Inc. Class A	800	3,882
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	1,200	1,845
		9,166
BUILDING PRODUCTS — 0.3%
Beijing New Building Materials PLC Class A	1,100	3,075
Zhejiang Dun'An Artificial Environment Co., Ltd. Class A (b) (c)	1,400	1,207

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Zhejiang Goldensea Environment Technology Co., Ltd. Class A	1,000	$ 1,684
		5,966
CAPITAL MARKETS — 4.2%
China Merchants Securities Co., Ltd. Class A	3,700	7,637
CITIC Securities Co., Ltd. Class A	3,600	9,000
Dongxing Securities Co., Ltd. Class A	1,800	3,541
Everbright Securities Co., Ltd. Class A	2,100	3,479
First Capital Securities Co., Ltd. Class A	2,800	2,860
GF Securities Co., Ltd. Class A	3,100	6,207
Guosen Securities Co., Ltd. Class A	2,300	3,158
Haitong Securities Co., Ltd. Class A	3,600	5,144
Huatai Securities Co., Ltd. Class A	3,000	6,776
Huaxi Securities Co., Ltd. Class A (b)	800	1,212
Industrial Securities Co., Ltd. Class A	5,590	4,445
Northeast Securities Co., Ltd. Class A	3,600	3,482
Orient Securities Co., Ltd. Class A	2,200	3,030
Pacific Securities Co., Ltd. Class A	11,505	4,062
Sealand Securities Co., Ltd. Class A	4,950	2,666
Shanxi Securities Co., Ltd. Class A	2,700	2,746
Shenwan Hongyuan Group Co., Ltd. Class A	8,910	5,875
Sinolink Securities Co., Ltd. Class A	2,600	2,789
Southwest Securities Co., Ltd. Class A	5,500	3,195
Western Securities Co., Ltd. Class A	2,268	2,583
		83,887
CHEMICALS — 3.9%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	945
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A	4,100	1,664
Befar Group Co., Ltd. Class A	7,176	6,691
China Hainan Rubber Industry Group Co., Ltd. Class A (b) (c)	3,200	2,813
Do-Fluoride Chemicals Co., Ltd. Class A	400	846
Gpro Titanium Industry Co., Ltd. Class A (c)	2,800	1,424
Hubei Biocause Pharmaceutical Co., Ltd. Class A	2,700	2,860
Hubei Kaile Science & Technology Co., Ltd. Class A (b)	1,400	5,669
Jiangsu Huifeng Bio Agriculture Co., Ltd. Class A	3,040	1,252
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	5,907
Kingfa Sci & Tech Co., Ltd. Class A	3,000	2,363
Luxi Chemical Group Co., Ltd. Class A	2,200	5,669
Nanjing Redsun Co., Ltd. Class A	1,500	3,836
Qinghai Salt Lake Industry Co., Ltd. Class A (b)	1,650	2,694
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A	1,500	1,926
Shanghai Pret Composites Co., Ltd. Class A	1,350	2,342
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	2,475	5,407
Shenzhen Noposion Agrochemicals Co., Ltd. Class A	1,000	1,050
Sichuan Yahua Industrial Group Co., Ltd. Class A	1,800	2,862
Security Description	Shares	Value
Sinopec Shanghai Petrochemical Co., Ltd. Class A	3,500	$ 3,005
Tianqi Lithium Corp. Class A	690	5,163
Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A (b)	1,200	703
Yueyang Xingchang Petrochemical Class A (b)	772	1,108
Zhejiang Huafeng Spandex Co., Ltd. Class A (b)	3,200	1,994
Zhejiang Huge Leaf Co., Ltd. Class A (b) (c)	4,200	3,242
Zhejiang Longsheng Group Co., Ltd. Class A	2,500	4,508
Zhejiang Wansheng Co., Ltd. Class A	300	854
		78,797
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Eternal Asia Supply Chain Management, Ltd. Class A	1,600	1,605
Jiangsu Flowers King Horticulture Co., Ltd. Class A	500	849
Jihua Group Corp., Ltd. Class A	2,300	1,395
Shanghai Environment Group Co., Ltd. Class A (b)	391	934
Shanghai Jielong Industry Group Corp., Ltd. Class A	1,200	733
Shenzhen Comix Group Co., Ltd. Class A (c)	2,100	2,635
Shenzhen ESUN Display Co., Ltd. Class A	200	944
Tungkong, Inc. Class A	600	1,343
Tus-Sound Environmental Resources Co., Ltd. Class A	980	2,585
UE Furniture Co., Ltd. Class A	1,200	1,709
		14,732
COMMUNICATIONS EQUIPMENT — 0.5%
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	4,124
Guangzhou Haige Communications Group, Inc. Co. Class A	1,600	1,938
Shenzhen Coship Electronics Co., Ltd. Class A (b)	2,200	1,381
Shenzhen Keybridge Communications Co., Ltd. Class A (b)	1,200	1,666
		9,109
CONSTRUCTION & ENGINEERING — 3.4%
Beijing Orient Landscape & Environment Co., Ltd. Class A (c)	2,000	4,008
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A	2,500	1,124
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	1,723
China Gezhouba Group Co., Ltd. Class A	4,400	4,786
China National Chemical Engineering Co., Ltd. Class A	4,200	4,265
China Railway Construction Corp., Ltd. Class A	1,500	1,951
China Railway Group, Ltd. Class A (c)	4,900	4,938
China State Construction Engineering Corp., Ltd. Class A	19,040	15,685
East China Engineering Science and Technology Co., Ltd. Class A	1,000	1,142

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (b)	1,300	$ 2,721
Metallurgical Corp. of China, Ltd. Class A	11,600	5,828
Norinco International Cooperation, Ltd. Class A	1,650	1,907
Northcom Group Co., Ltd. Class A (b) (c)	1,190	3,054
Power Construction Corp. of China, Ltd. Class A	5,300	4,286
Shanghai Construction Group Co., Ltd. Class A	5,141	2,358
Shanghai Tunnel Engineering Co., Ltd. Class A	1,900	1,694
Shenzhen Tagen Group Co., Ltd. Class A	1,680	1,572
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	1,950	2,972
Wuhan Xianglong Power Industry Co., Ltd. Class A (b)	2,600	1,914
Xinjiang Beixin Road & Bridge Group Co., Ltd. Class A	1,440	1,199
		69,127
CONSTRUCTION MATERIALS — 1.5%
Anhui Conch Cement Co., Ltd. Class A	1,700	8,588
Anhui Xinli Finance Co., Ltd. Class A (c)	1,400	1,991
Arcplus Group PLC Class A	700	1,260
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	1,360	3,490
Gansu Qilianshan Cement Group Co., Ltd. Class A	1,500	1,525
Gansu Shangfeng Cement Co., Ltd. Class A	1,800	2,447
Hainan Ruize New Building Material Co., Ltd. Class A	1,300	2,013
Jiangxi Wannianqing Cement Co., Ltd. Class A	1,100	1,816
Shandong Jinjing Science & Technology Co., Ltd. Class A (b)	4,700	2,319
Shandong Longquan Pipeline Engineering Co., Ltd. Class A	1,000	673
Tangshan Jidong Cement Co., Ltd. Class A (b)	1,200	1,606
Xiamen Wanli Stone Stock Co., Ltd. Class A	1,200	1,709
		29,437
CONTAINERS & PACKAGING — 0.4%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	2,340	1,885
ORG Technology Co., Ltd. Class A (b)	2,880	2,372
Shanghai Zi Jiang Enterprise Group Co., Ltd. Class A	3,400	1,729
Shenzhen Beauty Star Co., Ltd. Class A	2,700	2,302
		8,288
DISTRIBUTORS — 0.0% (a)
Shanghai Shenhua Holdings Co., Ltd. Class A (b)	2,900	845
DIVERSIFIED CONSUMER SERVICES — 0.1%
Zhejiang Yasha Decoration Co., Ltd. Class A	1,200	967
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Avic Capital Co., Ltd. Class A	4,200	2,959
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
263 Network Communications Co., Ltd. Class A (b)	1,700	$ 1,390
Dr Peng Telecom & Media Group Co., Ltd. Class A	1,000	1,811
GuangDong Super Telecom Co., Ltd. Class A	420	1,748
		4,949
ELECTRIC UTILITIES — 0.1%
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	2,158
ELECTRICAL EQUIPMENT — 2.4%
Anhui Xinlong Electrical Co., Ltd. Class A	1,100	1,172
Beijing Sifang Automation Co., Ltd. Class A	1,200	922
China XD Electric Co., Ltd. Class A	3,700	1,909
Dongfang Electronics Co., Ltd. Class A (b)	5,600	3,245
Fangda Carbon New Material Co., Ltd. Class A	1,100	4,046
Guoxuan High-Tech Co., Ltd. Class A	1,200	2,546
Henan Tong-DA Cable Co., Ltd. Class A	1,300	890
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A	6,300	2,500
Jiangsu Zongyi Co., Ltd. Class A (b)	1,200	1,068
Luxshare Precision Industry Co., Ltd. Class A	1,800	6,121
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	1,750	1,745
Shanghai Welltech Automation Co., Ltd. Class A	900	1,419
Shenzhen Center Power Tech Co., Ltd. Class A	600	926
Shenzhen Invt Electric Co., Ltd. Class A	1,700	1,501
Shenzhen Moso Power Supply Technology Co., Ltd. Class A (b)	1,600	1,864
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	1,600	1,053
Sieyuan Electric Co., Ltd. Class A	2,520	6,384
TBEA Co., Ltd. Class A	2,313	2,418
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	6,000	3,141
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	2,210	4,215
		49,085
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.6%
Beijing SDL Technology Co., Ltd. Class A	700	825
Dongxu Optoelectronic Technology Co., Ltd. Class A	2,100	1,920
Fujian Torch Electron Technology Co., Ltd. Class A	1,500	5,640
GoerTek, Inc. Class A	2,000	3,075
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	4,950	27,731
Holitech Technology Co., Ltd. Class A	3,000	3,734
NAURA Technology Group Co., Ltd. Class A	300	2,248
Ningbo Yunsheng Co., Ltd. Class A	1,620	1,491
O-film Tech Co., Ltd. Class A	1,700	4,137
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A (c)	2,700	1,572

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Shenzhen Infinova, Ltd. Class A (b)	2,210	$ 1,390
Shenzhen Mason Technologies Co., Ltd. Class A	2,400	1,988
Shenzhen Sunlord Electronics Co., Ltd. Class A	1,900	4,590
TDG Holdings Co., Ltd. Class A	2,040	2,108
Unigroup Guoxin Microelectronics Co., Ltd. Class A	400	2,663
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,400	1,919
Zhejiang Dahua Technology Co., Ltd. Class A	1,750	5,954
		72,985
ENERGY EQUIPMENT & SERVICES — 0.7%
Beijing New Oriental Star Petrochemical Engineering Co., Ltd. Class A	340	490
Cangzhou Mingzhu Plastic Co., Ltd. Class A	4,199	3,719
Changzheng Engineering Co., Ltd. Class A	1,200	2,712
Offshore Oil Engineering Co., Ltd. Class A	3,100	2,460
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	900	2,207
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	2,346
		13,934
FOOD & STAPLES RETAILING — 0.5%
New Huadu Supercenter Co., Ltd. Class A (b)	1,700	2,214
Sanjiang Shopping Club Co., Ltd. Class A	800	1,906
Yonghui Superstores Co., Ltd. Class A	5,600	6,455
		10,575
FOOD PRODUCTS — 3.5%
Baotou Huazi Industry Co., Ltd. Class A	1,500	1,080
Beijing Dabeinong Technology Group Co., Ltd. Class A	3,450	2,150
Bright Dairy & Food Co., Ltd. Class A	1,100	1,638
COFCO Tunhe Sugar Co., Ltd. Class A	1,300	1,479
Foshan Haitian Flavouring & Food Co., Ltd. Class A	1,000	11,111
Gansu Yasheng Industrial Group Co., Ltd. Class A	2,800	1,221
Heilongjiang Agriculture Co., Ltd. Class A	1,200	1,658
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,600	10,360
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (b)	6,080	1,963
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	3,800	15,996
Lotus Health Group Co. Class A (b)	3,000	887
Luoniushan Co., Ltd. Class A	800	1,560
MeiHua Holdings Group Co., Ltd. Class A (b)	2,800	1,766
Muyuan Foodstuff Co., Ltd. Class A	500	3,354
Qiaqia Food Co., Ltd. Class A	1,500	3,451
Shandong Delisi Food Co., Ltd. Class A (b)	2,800	2,243
Shanghai Maling Aquarius Co., Ltd. Class A	1,400	1,403
Tongwei Co., Ltd. Class A	2,000	2,082
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	1,486
Security Description	Shares	Value
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	$ 3,984
		70,872
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	600	1,764
HEALTH CARE PROVIDERS & SERVICES — 0.9%
Huadong Medicine Co., Ltd. Class A	900	6,552
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	1,680	5,729
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,200	4,327
Tibet Rhodiola Pharmaceutical Holding Co. Class A	400	2,157
		18,765
HOTELS, RESTAURANTS & LEISURE — 0.9%
China International Travel Service Corp., Ltd. Class A	1,200	11,662
ENC Data Technology Co., Ltd. Class A	600	1,493
Shenzhen Overseas Chinese Town Co., Ltd. Class A	4,200	4,581
		17,736
HOUSEHOLD DURABLES — 2.9%
Chahua Modern Housewares Co., Ltd. Class A	1,200	2,216
Guangdong Homa Appliances Co., Ltd. Class A (c)	960	2,626
Guangzhou Holike Creative Home Co., Ltd. Class A	600	2,375
Hangzhou Robam Appliances Co., Ltd. Class A	800	3,696
Hisense Electric Co., Ltd. Class A	1,600	3,233
Leo Group Co., Ltd. Class A	3,163	1,002
Markor International Home Furnishings Co., Ltd. Class A (b)	2,530	2,237
Midea Group Co., Ltd. Class A	3,600	28,364
NavInfo Co., Ltd. Class A	900	2,750
Sichuan Jiuzhou Electric Co., Ltd. Class A	3,400	2,293
Suofeiya Home Collection Co., Ltd. Class A	900	4,370
Xiamen Goldenhome Co., Ltd. Class A	100	1,539
Xiamen Intretech, Inc. Class A	200	1,671
		58,372
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.2%
An Hui Wenergy Co., Ltd. Class A	2,210	1,471
China National Nuclear Power Co., Ltd. Class A	7,000	5,967
China Yangtze Power Co., Ltd. Class A	3,900	9,497
Datang Huayin Electric Power Co., Ltd. Class A (b)	2,100	855
Huadian Power International Corp., Ltd. Class A	4,300	2,543
Huaneng Power International, Inc. Class A	2,900	2,783
Hubei Energy Group Co., Ltd. Class A	3,200	1,984

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	5,600	$ 1,918
SDIC Power Holdings Co., Ltd. Class A	4,000	4,388
Shanxi Zhangze Electric Power Co., Ltd. Class A (b)	4,200	1,616
Shenergy Co., Ltd. Class A	3,900	2,954
Shenzhen Energy Group Co., Ltd. Class A	2,700	2,012
Sichuan Chuantou Energy Co., Ltd. Class A	3,800	5,000
Zhongmin Energy Co., Ltd. Class A (b)	4,400	2,277
		45,265
INDUSTRIAL CONGLOMERATES — 0.1%
China Baoan Group Co., Ltd. Class A	2,025	1,497
INSURANCE — 3.6%
China Life Insurance Co., Ltd. Class A	600	2,039
China Pacific Insurance Group Co., Ltd. Class A	3,300	15,858
New China Life Insurance Co., Ltd. Class A	900	5,823
Ping An Insurance Group Co. of China, Ltd. Class A	5,200	45,960
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	1,800	3,628
		73,308
INTERNET SOFTWARE & SERVICES — 0.2%
Focus Technology Co., Ltd. Class A	600	1,309
Kee Ever Bright Decorative Technology Co., Ltd. Class A (b) (c)	896	2,270
		3,579
IT SERVICES — 0.6%
DHC Software Co., Ltd. Class A	2,400	3,114
Fujian Rongji Software Co., Ltd. Class A	2,300	2,752
Shanghai AtHub Co., Ltd. Class A	300	1,758
Taiji Computer Corp., Ltd. Class A	800	3,509
		11,133
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (b)	900	1,213
Comefly Outdoor Co., Ltd. Class A	400	1,637
		2,850
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Shanghai Runda Medical Technology Co., Ltd. Class A	1,080	1,828
MACHINERY — 4.1%
Anhui Ankai Automobile Co., Ltd. Class A (b)	2,500	2,184
Anhui Heli Co., Ltd. Class A	2,280	3,124
CRRC Corp., Ltd. Class A	11,800	13,709
Dongguan Chitwing Technology Co., Ltd. Class A (b)	1,300	1,899
Eurocrane China Co., Ltd. Class A	780	1,139
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	700	2,581
Fujian Longxi Bearing Group Co., Ltd. Class A	2,500	2,320
Geron Co., Ltd. Class A	100	260
Han's Laser Technology Industry Group Co., Ltd. Class A	900	7,223
Security Description	Shares	Value
IFE Elevators Co., Ltd. Class A	1,700	$ 2,414
Linzhou Heavy Machinery Group Co., Ltd. Class A (b)	2,210	1,254
Mesnac Co., Ltd. Class A (b)	1,300	1,128
Nancal Energy-Saving Technology Co., Ltd. Class A	600	1,562
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A	300	1,371
North Navigation Control Technology Co., Ltd. Class A	1,200	1,477
Sanlux Co., Ltd. Class A	2,000	1,798
Sany Heavy Industry Co., Ltd. Class A	3,900	5,278
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	800	2,276
Shanghai Xinpeng Industrial Co., Ltd. Class A	2,400	1,930
Shantui Construction Machinery Co., Ltd. Class A (b)	3,200	1,661
Shenzhen Silver Basis Technology Co., Ltd. Class A	1,800	1,684
Sunward Intelligent Equipment Co., Ltd. Class A	2,600	2,566
Suzhou Thvow Technology Co., Ltd. Class A (b)	2,600	2,216
Taiyuan Heavy Industry Co., Ltd. Class A (b)	4,600	1,624
Tian Di Science & Technology Co., Ltd. Class A	3,000	1,661
Weihai Guangtai Airport Equipment Co., Ltd. Class A	700	1,094
XCMG Construction Machinery Co., Ltd. Class A	4,400	2,815
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	1,900	5,404
Zhengzhou Yutong Bus Co., Ltd. Class A	1,500	4,343
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	4,700	2,914
		82,909
MARINE — 0.1%
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	3,800	2,821
MEDIA — 1.4%
Beijing Gehua CATV Network Co., Ltd. Class A	1,000	1,557
China Media Group Class A (c)	1,700	1,682
China South Publishing & Media Group Co., Ltd. Class A	1,300	2,479
China Television Media, Ltd. Class A	840	1,199
Chinese Universe Publishing and Media Co., Ltd. Class A	1,000	1,939
CITIC Guoan Information Industry Co., Ltd. Class A	4,000	2,855
Contemporary Eastern Investment Co., Ltd. Class A (b) (c)	2,600	6,211
Jishi Media Co., Ltd. Class A	3,500	1,188
Shanghai Oriental Pearl Group Co., Ltd. Class A	1,500	3,408
Shenzhen Topway Video Communication Co., Ltd. Class A	1,680	1,706

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Wanda Film Holding Co., Ltd. Class A (c)	200	$ 1,554
Wuhan DDMC Culture Co., Ltd. Class A (b)	1,000	1,826
Zhongnan Red Culture Group Co., Ltd. Class A (c)	1,300	1,472
		29,076
METALS & MINING — 4.6%
Advanced Technology & Materials Co., Ltd. Class A (b)	2,100	1,980
Anyang Iron & Steel, Inc. Class A (b)	8,100	4,815
Baoshan Iron & Steel Co., Ltd. Class A	8,656	10,174
China Molybdenum Co., Ltd. Class A	2,500	2,373
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	2,400	4,121
Hunan Gold Corp., Ltd. Class A (b)	4,800	4,954
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (b)	37,800	8,840
Jiangxi Ganfeng Lithium Co., Ltd. Class A	600	3,493
Maanshan Iron & Steel Co., Ltd. Class A (b)	7,400	4,008
Ningxia Xinri Hengli Steel Wire Co., Ltd. Class A (b) (c)	1,100	2,369
Shandong Gold Mining Co., Ltd. Class A	1,600	5,774
Shandong Humon Smelting Co., Ltd. Class A (b)	3,100	4,270
Shandong Iron and Steel Co., Ltd. Class A (b) (c)	9,360	2,440
Shanxi Taigang Stainless Steel Co., Ltd. Class A (c)	4,600	3,599
Shenghe Resources Holding Co., Ltd. Class A	1,100	2,694
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	2,550	1,870
Tongling Nonferrous Metals Group Co., Ltd. Class A	10,600	3,534
Western Mining Co., Ltd. Class A	5,700	5,401
Yunnan Aluminium Co., Ltd. Class A	2,600	2,032
Zhejiang Huayou Cobalt Co., Ltd. Class A (b)	300	4,412
Zhongjin Gold Corp., Ltd. Class A	4,130	4,250
Zijin Mining Group Co., Ltd. Class A	10,400	5,665
		93,068
MULTILINE RETAIL — 1.1%
Beijing Capital Retailing Group Co., Ltd. Class A	1,800	1,899
Beijing Hualian Department Store Co., Ltd. Class A	4,600	1,825
Chengdu Hongqi Chain Co., Ltd. Class A	2,800	2,045
Dalian Friendship Group Class A	4,200	3,080
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	4,000	2,782
Rainbow Department Store Co., Ltd. Class A	2,550	5,617
Shanghai Yimin Commerce Group Co., Ltd. Class A	3,100	1,651
Wuhan Department Store Group Co., Ltd. Class A	2,080	3,857
		22,756
OIL, GAS & CONSUMABLE FUELS — 1.9%
China Petroleum & Chemical Corp. Class A	4,700	4,602
Guanghui Energy Co., Ltd. Class A	4,600	2,839
Jizhong Energy Resources Co., Ltd. Class A	4,100	2,542
Security Description	Shares	Value
Oriental Energy Co., Ltd. Class A	1,400	$ 2,064
PetroChina Co., Ltd. Class A	4,500	5,235
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A (b)	6,800	7,151
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	900	1,257
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	7,000	7,932
Yang Quan Coal Industry Group Co., Ltd. Class A (b)	3,400	3,668
		37,290
PAPER & FOREST PRODUCTS — 0.5%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	2,254
Fujian Jinsen Forestry Co., Ltd. Class A	400	1,353
Guangdong Weihua Corp. Class A (b)	3,000	5,884
		9,491
PHARMACEUTICALS — 6.4%
Beijing Tongrentang Co., Ltd. Class A	1,000	5,323
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	4,199
Dong-E-E-Jiao Co., Ltd. Class A	700	5,683
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	3,030
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	600	3,445
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	800	1,371
Harbin Medisan Pharmaceutical Co., Ltd. Class A	600	1,679
Humanwell Healthcare Group Co., Ltd. Class A	1,000	1,995
Jiangsu Hengrui Medicine Co., Ltd. Class A	1,872	21,398
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,430	3,879
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	2,505
Kangmei Pharmaceutical Co., Ltd. Class A	2,600	8,976
Renhe Pharmacy Co., Ltd. Class A	1,800	1,727
Shandong Lukang Pharma Class A	900	1,368
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,100	6,869
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,280	4,276
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	4,487
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	900	1,898
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,100	5,328
Tasly Pharmaceutical Group Co., Ltd. Class A	840	3,272
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	3,324
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	1,382	4,998
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	1,643
Yifan Pharmaceutical Co., Ltd. Class A	900	2,397

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	600	$ 10,133
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	600	2,416
Zhejiang NHU Co., Ltd. Class A	300	858
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	2,700	3,565
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	3,600	7,376
		129,418
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.2%
Beijing Capital Development Co., Ltd. Class A	1,600	1,697
Beijing Centergate Technologies Holding Co., Ltd. Class A (b)	3,200	2,631
Beijing Urban Construction Investment & Development Co., Ltd. Class A	1,500	2,128
China Fortune Land Development Co., Ltd. Class A	1,400	5,439
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	2,721	7,821
China Vanke Co., Ltd. Class A	5,100	18,929
Chongqing Dima Industry Co., Ltd. Class A (b)	3,600	1,602
Citychamp Dartong Co., Ltd. Class A	2,100	1,258
Future Land Holdings Co., Ltd. Class A	1,000	4,673
Gemdale Corp. Class A	2,700	4,151
Guangdong Shirongzhaoye Co., Ltd. Class A	1,900	4,320
Hainan Expressway Co., Ltd. Class A (b)	2,300	1,687
Hainan Haide Industry Co., Ltd. Class A (b)	1,000	2,488
Hubei Fuxing Science And Technology Co., Ltd. Class A	1,700	1,844
Jinke Properties Group Co., Ltd. Class A	4,100	2,969
Kinghand Industrial Investment Co., Ltd. Class A	1,400	1,329
Lushang Property Co., Ltd. Class A (b)	3,200	1,366
Myhome Real Estate Development Group Co., Ltd. Class A (b)	3,600	1,157
Poly Real Estate Group Co., Ltd. Class A	3,100	5,706
RiseSun Real Estate Development Co., Ltd. Class A	2,600	3,425
Shanghai Chinafortune Co., Ltd. Class A (b)	900	1,381
Shanghai Wanye Enterprises Co., Ltd. Class A (c)	2,200	3,533
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	2,256
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	1,987
Tahoe Group Co., Ltd. Class A	800	2,348
Xinhu Zhongbao Co., Ltd. Class A (b)	15,100	8,703
Youngor Group Co., Ltd. Class A	2,660	3,090
Zhejiang China Commodities City Group Co., Ltd. Class A	4,100	2,666
Zhongtian Financial Group Co., Ltd. Class A (c)	4,500	3,143
		105,727
Security Description	Shares	Value
ROAD & RAIL — 0.7%
China High-Speed Railway Technology Co., Ltd. Class A (c)	3,300	$ 2,181
Daqin Railway Co., Ltd. Class A	7,400	9,167
Guangshen Railway Co., Ltd. Class A	4,300	2,757
		14,105
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
EGing Photovoltaic Technology Co., Ltd. Class A	3,600	1,771
Hangzhou Silan Microelectronics Co., Ltd. Class A	2,600	4,786
LONGi Green Energy Technology Co., Ltd. Class A	2,520	6,346
Sanan Optoelectronics Co., Ltd. Class A	2,240	6,496
Shanghai Belling Co., Ltd. Class A	1,300	2,271
		21,670
SOFTWARE — 2.1%
Beijing Shiji Information Technology Co., Ltd. Class A	600	2,625
Glodon Co., Ltd. Class A	1,000	4,184
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A	1,000	863
Hunan Tianrun Digital Entertainment & Cultural Media Co., Ltd. Class A (b) (c)	6,460	4,401
Hundsun Technologies, Inc. Class A	400	3,196
Iflytek Co., Ltd. Class A	1,350	6,532
Inspur Software Co., Ltd. Class A	1,400	3,625
Kingnet Network Co., Ltd. Class A	1,500	1,627
Neusoft Corp. Class A	1,200	2,365
Shanghai 2345 Network Holding Group Co., Ltd. Class A	2,652	1,712
Shanghai Golden Bridge InfoTech Co., Ltd. Class A	600	1,394
Shen Zhen Mindata Holding Co., Ltd. Class A (b)	1,400	1,823
Sinodata Co., Ltd. Class A	300	717
Wisesoft Co., Ltd. Class A	500	1,095
Yonyou Network Technology Co., Ltd. Class A	1,430	5,288
		41,447
SPECIALTY RETAIL — 0.5%
Pang Da Automobile Trade Co., Ltd. Class A (b)	5,700	1,574
Suning Commerce Group Co., Ltd. Class A	4,300	9,135
		10,709
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
BOE Technology Group Co., Ltd. Class A	18,800	10,041
Dawning Information Industry Co., Ltd. Class A	400	2,768
Focus Media Information Technology Co., Ltd. Class A	5,160	7,451
GRG Banking Equipment Co., Ltd. Class A	2,025	1,797
Guangzhou KingTeller Technology Co., Ltd. Class A (b)	2,700	1,536

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Inspur Electronic Information Industry Co., Ltd. Class A	1,040	$ 3,742
		27,335
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Anhui Huamao Textile Co. Class A	4,300	2,439
Bros Eastern Co., Ltd. Class A	3,000	2,603
Gansu Gangtai Holding Group Co., Ltd. Class A (c)	1,300	1,598
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	3,750	4,210
Huasi Holding Co., Ltd. Class A (b)	1,000	1,257
Jiangsu Huaxicun Co., Ltd. Class A	2,000	1,838
Jiangsu Sunshine Co., Ltd. Class A (b)	3,300	1,056
Luthai Textile Co., Ltd. Class A	1,300	2,116
NanJi E-Commerce Co., Ltd. Class A	3,000	4,250
Yantai Tayho Advanced Materials Co., Ltd. Class A	1,200	2,060
Zhejiang Ming Jewelry Co., Ltd. Class A	1,500	1,254
Zhejiang Weixing Industrial Development Co., Ltd. Class A	1,690	2,160
		26,841
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Shanghai Lansheng Corp. Class A	600	1,228
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	700	1,931
Sinochem International Corp. Class A	2,100	2,161
Tianjin Teda Co., Ltd. Class A	4,500	2,118
		7,438
TRANSPORTATION INFRASTRUCTURE — 1.3%
Dalian Port PDA Co., Ltd. Class A	7,130	2,087
Fujian Expressway Development Co., Ltd. Class A	9,700	4,420
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	2,503
Hubei Chutian Expressway Co., Ltd. Class A	6,400	2,974
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	2,469
Shanghai International Port Group Co., Ltd. Class A	3,700	3,327
Security Description	Shares	Value
Shenzhen Chiwan Wharf Holdings, Ltd. Class A (c)	1,500	$ 4,401
TangShan Port Group Co., Ltd. Class A	6,552	2,323
Yingkou Port Liability Co., Ltd. Class A	5,100	1,739
		26,243
WATER UTILITIES — 0.3%
Beijing Capital Co., Ltd. Class A	4,600	2,929
Chengdu Xingrong Environment Co., Ltd. Class A	3,600	2,205
Guangdong Golden Dragon Development, Inc. Class A	900	1,355
		6,489
TOTAL COMMON STOCKS (Cost $2,337,707)		1,952,121
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e) (Cost $18,628)	18,628	18,628
TOTAL INVESTMENTS — 97.6% (Cost $2,356,335)		1,970,749
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.4%		49,428
NET ASSETS — 100.0%		$ 2,020,177

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $75,154 representing 3.6% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Advertising Services	$ 906	$ —	$—	$ 906
Aerospace & Defense	19,075	—	—	19,075
Air Freight & Logistics	7,741	—	—	7,741
Airlines	18,011	4,790	—	22,801
Auto Components	37,889	—	—	37,889
Automobiles	30,931	—	—	30,931
Banks	227,612	—	—	227,612
See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Beverages	$ 136,398	$ —	$—	$ 136,398
Biotechnology	9,166	—	—	9,166
Building Products	4,759	1,207	—	5,966
Capital Markets	83,887	—	—	83,887
Chemicals	71,318	7,479	—	78,797
Commercial Services & Supplies	12,097	2,635	—	14,732
Communications Equipment	9,109	—	—	9,109
Construction & Engineering	57,127	12,000	—	69,127
Construction Materials	27,446	1,991	—	29,437
Containers & Packaging	8,288	—	—	8,288
Distributors	845	—	—	845
Diversified Consumer Services	967	—	—	967
Diversified Financial Services	2,959	—	—	2,959
Diversified Telecommunication Services	4,949	—	—	4,949
Electric Utilities	2,158	—	—	2,158
Electrical Equipment	49,085	—	—	49,085
Electronic Equipment, Instruments & Components	71,413	1,572	—	72,985
Energy Equipment & Services	13,934	—	—	13,934
Food & Staples Retailing	10,575	—	—	10,575
Food Products	70,872	—	—	70,872
Health Care Equipment & Supplies	1,764	—	—	1,764
Health Care Providers & Services	18,765	—	—	18,765
Hotels, Restaurants & Leisure	17,736	—	—	17,736
Household Durables	55,746	2,626	—	58,372
Independent Power Producers & Energy Traders	45,265	—	—	45,265
Industrial Conglomerates	1,497	—	—	1,497
Insurance	73,308	—	—	73,308
Internet Software & Services	1,309	2,270	—	3,579
IT Services	11,133	—	—	11,133
Leisure Equipment & Products	2,850	—	—	2,850
Life Sciences Tools & Services	1,828	—	—	1,828
Machinery	82,909	—	—	82,909
Marine	2,821	—	—	2,821
Media	18,157	10,919	—	29,076
Metals & Mining	84,660	8,408	—	93,068
Multiline Retail	22,756	—	—	22,756
Oil, Gas & Consumable Fuels	37,290	—	—	37,290
Paper & Forest Products	9,491	—	—	9,491
Pharmaceuticals	129,418	—	—	129,418
Real Estate Management & Development	99,051	6,676	—	105,727
Road & Rail	11,924	2,181	—	14,105
Semiconductors & Semiconductor Equipment	21,670	—	—	21,670
Software	37,046	4,401	—	41,447
Specialty Retail	10,709	—	—	10,709
Technology Hardware, Storage & Peripherals	27,335	—	—	27,335
Textiles, Apparel & Luxury Goods	25,243	1,598	—	26,841
Trading Companies & Distributors	7,438	—	—	7,438
Transportation Infrastructure	21,842	4,401	—	26,243
Water Utilities	6,489	—	—	6,489
Short-Term Investment	18,628	—	—	18,628
TOTAL INVESTMENTS	$1,895,595	$75,154	$—	$1,970,749
See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	966	$966	$26,081	$8,419	$—	$—	18,628	$18,628	$32	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
BRAZIL — 6.5%
Ambev SA ADR	1,642,678	7,605,599
Anima Holding SA	8,802	34,408
B2W Cia Digital (a)	26,291	183,820
B3 SA - Brasil Bolsa Balcao	659,117	3,503,390
Banco Bradesco SA Preference Shares ADR	1,574,008	10,797,695
Banco Bradesco SA	27,000	171,092
Banco do Brasil SA	310,585	2,312,798
Banco Pan SA Preference Shares	132,057	58,350
Banco Santander Brasil SA	6,308	48,039
BB Seguridade Participacoes SA	206,035	1,309,876
BR Malls Participacoes SA	382,437	964,194
Bradespar SA Preference Shares	171,604	1,303,734
Brasil Brokers Participacoes SA (a)	35,855	3,634
Braskem SA Preference Shares ADR	66,373	1,725,698
BRF SA ADR (a)(b)	188,861	883,869
CCR SA	185,093	486,859
Centrais Eletricas Brasileiras SA ADR (a)(b)	212,614	682,491
Cia Brasileira de Distribuicao ADR (b)	83,947	1,677,261
Cia de Saneamento Basico do Estado de Sao Paulo	270,165	1,635,427
Cia Energetica de Minas Gerais ADR (b)	474,295	872,703
Cia Energetica de Sao Paulo Class B, Preference Shares	16,951	72,079
Cia Hering	14,240	52,742
Cia Siderurgica Nacional SA ADR (a)(b)	543,649	1,098,171
Cielo SA	382,914	1,644,159
Construtora Tenda SA (a)	730	4,514
Cosan Logistica SA (a)	15,225	38,029
Cosan SA Industria e Comercio	67,839	620,309
Cyrela Brazil Realty SA Empreendimentos e Participacoes	191,093	546,349
Duratex SA	146,017	330,183
Embraer SA	291,903	1,840,611
Engie Brasil Energia SA	23,218	206,569
Estacio Participacoes SA	82,159	520,621
Eternit SA (a)	38,060	5,243
Fibria Celulose SA ADR	104,585	1,944,235
Gafisa SA (a)	2,986	8,025
Gerdau SA ADR	404,854	1,433,183
Hypera SA	17,127	122,908
Itau Unibanco Holding SA Preference Shares ADR	1,291,982	13,410,773
Itausa - Investimentos Itau SA Preference Shares	1,972,789	4,707,127
Itausa - Investimentos Itau SA	164,343	422,882
JBS SA	134,845	325,950
Kepler Weber SA (a)	5,603	14,650
Klabin SA	55,528	282,879
Security Description	Shares	Value
Kroton Educacional SA	407,291	986,628
Log-in Logistica Intermodal SA (a)	4,662	4,362
Lojas Americanas SA Preference Shares	335,655	1,454,325
Lojas Renner SA	498,991	3,809,161
Magnesita Refratarios SA	17,835	293,897
Marcopolo SA Preference Shares	133,422	116,173
Metalurgica Gerdau SA Preference Shares	539,239	866,169
Mills Estruturas e Servicos de Engenharia SA (a)	20,770	10,527
MMX Mineracao e Metalicos SA (a)	6,653	4,150
MRV Engenharia e Participacoes SA	32,461	101,583
Natura Cosmeticos SA	104,506	822,217
Oi SA ADR (a)	909	4,009
PDG Realty SA Empreendimentos e Participacoes (a)	5,620	1,461
Petroleo Brasileiro SA Preference Shares ADR	813,220	7,188,865
Petroleo Brasileiro SA ADR (b)	322,387	3,233,542
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	9,417	11,137
Qualicorp Consultoria e Corretora de Seguros SA	29,796	142,962
Raia Drogasil SA	22,591	389,885
Restoque Comercio e Confeccoes de Roupas SA	4,846	30,028
Rodobens Negocios Imobiliarios SA (a)	25,620	23,307
Rossi Residencial SA (a)	40,085	46,572
Rumo SA (a)	21,633	79,281
Suzano Papel e Celulose SA	28,020	327,509
T4F Entretenimento SA	52,001	106,775
Telefonica Brasil SA ADR	75,126	891,746
Telefonica Brasil SA Preference Shares	245,021	2,912,944
TIM Participacoes SA ADR	84,176	1,419,207
TOTVS SA	20,261	143,239
Ultrapar Participacoes SA	99,770	1,191,566
Usinas Siderurgicas de Minas Gerais SA ADR (b)	291,521	530,568
Vale SA ADR	696,658	8,931,155
WEG SA	573,283	2,421,336
		104,409,414
CHILE — 1.5%
AntarChile SA	89,851	1,451,456
Empresas COPEC SA	198,372	3,061,604
Empresas Iansa SA	2,005,313	46,202
Enel Americas SA ADR	260,575	2,295,666
Enel Chile SA ADR	343,530	1,676,426
Enel Generacion Chile SA ADR	1,648	32,976
Enjoy SA (a)	1,178,245	105,148

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Latam Airlines Group SA ADR (b)	185,950	1,839,046
Multiexport Foods SA	892,148	391,984
Parque Arauco SA	1,642,355	4,622,241
SACI Falabella	696,465	6,411,956
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	8,265	399,092
Vina Concha y Toro SA ADR (b)	41,094	1,709,921
		24,043,718
CHINA — 32.9%
21Vianet Group, Inc. ADR (a)	4,880	47,336
3SBio, Inc. (b)(c)	222,000	504,246
500.com, Ltd. Class A, ADR (a)(b)	2,704	39,776
58.com, Inc. ADR (a)	6,236	432,404
AAC Technologies Holdings, Inc.	341,492	4,809,777
Agile Group Holdings, Ltd.	1,280,999	2,181,410
Agricultural Bank of China, Ltd. Class H	8,110,000	3,793,753
Air China, Ltd. Class H	919,744	888,625
Alibaba Group Holding, Ltd. ADR (a)(b)	354,822	65,830,126
Aluminum Corp. of China, Ltd. Class H (a)(b)	2,556,000	1,127,247
Angang Steel Co., Ltd. Class H (b)	750,640	677,403
Anhui Conch Cement Co., Ltd. Class H	749,635	4,299,763
Anhui Expressway Co., Ltd. Class H	8,000	4,823
ANTA Sports Products, Ltd.	373,000	1,975,432
Anton Oilfield Services Group (a)(b)	130,000	18,724
Autohome, Inc. ADR	10,293	1,039,593
AVIC International Holding HK, Ltd. (a)(b)	1,406,527	46,613
AVIC International Holdings, Ltd. Class H (b)	546,584	311,420
AviChina Industry & Technology Co., Ltd. Class H	832,000	495,248
BAIC Motor Corp., Ltd. Class H (c)	6,500	6,214
Baidu, Inc. ADR (a)	90,075	21,888,225
BAIOO Family Interactive, Ltd. (c)	910,000	66,115
Bank of China, Ltd. Class H	23,414,900	11,609,782
Bank of Communications Co., Ltd. Class H	6,693,864	5,127,829
Baozun, Inc. ADR (a)(b)	4,680	255,996
BBMG Corp. Class H (b)	374,000	138,246
BeiGene, Ltd. ADR (a)	16,556	2,545,154
Beijing Capital International Airport Co., Ltd. Class H	1,652,000	1,741,397
Beijing Capital Land, Ltd. Class H	28,000	12,063
Security Description	Shares	Value
Beijing Enterprises Clean Energy Group, Ltd. (a)	7,714,856	199,621
Beijing Enterprises Holdings, Ltd.	217,500	1,059,021
Beijing Enterprises Water Group, Ltd. (a)(b)	1,676,000	914,324
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	31,549
Bitauto Holdings, Ltd. ADR (a)(b)	6,232	148,197
BOE Technology Group Co., Ltd. Class B	252,000	94,434
Boer Power Holdings, Ltd. (a)	7,000	1,017
Boyaa Interactive International, Ltd. (a)	64,000	19,252
Brilliance China Automotive Holdings, Ltd. (b)	918,000	1,656,869
BYD Co., Ltd. Class H (b)	219,000	1,327,323
BYD Electronic International Co., Ltd. (b)	217,500	297,746
C.banner International Holdings, Ltd. (a)(b)	12,000	3,380
Cabbeen Fashion, Ltd.	384,000	152,710
CAR, Inc. (a)(b)	375,000	374,739
CGN Meiya Power Holdings Co., Ltd. (a)(c)	24,000	4,252
CGN Mining Co., Ltd.	325,000	18,020
CGN Power Co., Ltd. Class H (c)	3,118,000	806,778
Changyou.com, Ltd. ADR	2,176	36,274
Chanjet Information Technology Co., Ltd. Class H (a)	2,600	3,831
Chaowei Power Holdings, Ltd. (b)	75,000	38,239
Cheetah Mobile, Inc. ADR (a)(b)	3,528	33,728
China Aerospace International Holdings, Ltd.	756,000	73,235
China Agri-Industries Holdings, Ltd.	444,000	169,780
China Aircraft Leasing Group Holdings, Ltd.	6,500	6,661
China Aoyuan Property Group, Ltd.	382,000	279,971
China Biologic Products Holdings, Inc. (a)(b)	5,215	518,006
China Chengtong Development Group, Ltd. (a)	1,672,000	70,329
China Child Care Corp., Ltd. (a)	451,000	8,853
China Cinda Asset Management Co., Ltd. Class H	3,792,000	1,218,010
China CITIC Bank Corp., Ltd. Class H	3,589,000	2,246,141
China Coal Energy Co., Ltd. Class H	2,260,000	936,211
China Communications Construction Co., Ltd. Class H	1,733,241	1,674,597

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
China Communications Services Corp., Ltd. Class H	152,000	96,290
China Conch Venture Holdings, Ltd.	458,700	1,678,003
China Construction Bank Corp. Class H	31,330,280	28,952,390
China Datang Corp. Renewable Power Co., Ltd. Class H	518,000	88,474
China Distance Education Holdings, Ltd. ADR	4,056	29,933
China Dongxiang Group Co., Ltd.	378,000	69,380
China Eastern Airlines Corp., Ltd. Class H	144,000	97,463
China Electronics Corp. Holdings Co., Ltd.	134,000	19,642
China Energine International Holdings, Ltd. (a)(b)	880,000	27,705
China Everbright International, Ltd.	890,000	1,150,297
China Everbright, Ltd.	24,000	44,051
China Evergrande Group (a)(b)	1,345,000	3,428,739
China Fangda Group Co., Ltd. Class B	653,200	331,369
China Financial Services Holdings, Ltd.	774,000	66,099
China Foods, Ltd.	16,000	8,341
China Galaxy Securities Co., Ltd. Class H	905,900	465,337
China Hanking Holdings, Ltd.	387,000	44,395
China Harmony New Energy Auto Holding, Ltd. (b)	7,000	3,007
China Hongqiao Group, Ltd.	24,500	23,109
China Huarong Energy Co., Ltd. (a)	128,400	1,997
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	310,600	—
China Huiyuan Juice Group, Ltd. (a)(e)	197,500	50,851
China International Marine Containers Group Co., Ltd. Class H	52,500	68,791
China Lesso Group Holdings, Ltd.	373,000	236,767
China Life Insurance Co., Ltd. Class H	2,403,260	6,203,088
China Longyuan Power Group Corp., Ltd. Class H	833,000	671,034
China Machinery Engineering Corp. Class H	14,000	6,710
China Medical System Holdings, Ltd.	459,000	917,362
China Mengniu Dairy Co., Ltd. (a)	1,344,620	4,558,934
China Merchants Bank Co., Ltd. Class H	1,587,923	5,859,494
China Merchants China Direct Investments, Ltd.	4,000	5,833
Security Description	Shares	Value
China Merchants Port Holdings Co., Ltd.	777,281	1,579,241
China Minsheng Banking Corp., Ltd. Class H (b)	2,363,880	1,690,326
China Mobile, Ltd.	1,805,366	16,039,107
China Modern Dairy Holdings, Ltd. (a)	6,000	1,132
China Molybdenum Co., Ltd. Class H (b)	222,000	107,527
China National Accord Medicines Corp., Ltd. Class B	7,100	28,426
China National Building Material Co., Ltd. Class H	1,091,400	1,080,904
China Oilfield Services, Ltd. Class H	913,723	863,008
China Overseas Grand Oceans Group, Ltd. (b)	109,500	40,336
China Overseas Land & Investment, Ltd.	1,811,200	5,967,729
China Overseas Property Holdings, Ltd. (b)	62,066	20,569
China Pacific Insurance Group Co., Ltd. Class H	801,600	3,100,977
China Petroleum & Chemical Corp. Class H	9,019,200	8,058,759
China Power Clean Energy Development Co., Ltd.	34,246	16,718
China Power International Development, Ltd. (b)	2,260,000	521,398
China Railway Construction Corp., Ltd. Class H	870,990	882,597
China Railway Group, Ltd. Class H	1,819,487	1,372,944
China Rare Earth Holdings, Ltd. (a)	761,200	40,750
China Resources Beer Holdings Co., Ltd.	770,625	3,742,400
China Resources Gas Group, Ltd.	44,000	190,684
China Resources Land, Ltd.	930,222	3,136,133
China Resources Power Holdings Co., Ltd.	910,432	1,603,754
China Sanjiang Fine Chemicals Co., Ltd.	73,000	24,378
China Shenhua Energy Co., Ltd. Class H	1,424,056	3,379,784
China Singyes Solar Technologies Holdings, Ltd. (b)	9,600	2,937
China South City Holdings, Ltd.	758,000	147,823
China Southern Airlines Co., Ltd. Class H	748,000	588,259
China State Construction International Holdings, Ltd.	159,250	163,402
China Taiping Insurance Holdings Co., Ltd.	360,835	1,129,126
China Telecom Corp., Ltd. Class H	6,181,615	2,891,679

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
China Travel International Investment Hong Kong, Ltd.	2,566,000	1,000,830
China Unicom Hong Kong, Ltd.	1,813,668	2,265,510
China Vanke Co., Ltd. Class H	353,900	1,238,241
China Yurun Food Group, Ltd. (a)	12,000	1,606
China ZhengTong Auto Services Holdings, Ltd. (b)	38,000	25,332
ChinaCache International Holdings, Ltd. ADR (a)(b)	6,232	6,918
Chinasoft International, Ltd. (a)	142,000	110,770
Chlitina Holding, Ltd.	2,000	19,483
Chong Sing Holdings FinTech Group (a)(b)	1,713,618	198,764
Chongqing Changan Automobile Co., Ltd. Class B	350,400	354,176
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	12,489
CIFI Holdings Group Co., Ltd.	26,000	16,537
CIMC Enric Holdings, Ltd.	10,000	9,521
CITIC Resources Holdings, Ltd. (b)	754,000	79,769
CITIC Securities Co., Ltd. Class H	484,000	967,328
CITIC Telecom International Holdings, Ltd.	376,000	98,727
CITIC, Ltd.	2,183,000	3,077,450
CNOOC, Ltd.	5,901,603	10,185,229
Cogobuy Group (b)(c)	64,000	28,715
Colour Life Services Group Co., Ltd.	69,000	69,480
Comtec Solar Systems Group, Ltd. (a)	888,000	9,847
Coolpad Group, Ltd. (a)(d)	253,600	11,637
COSCO SHIPPING Development Co., Ltd. Class H (a)(b)	2,706,117	451,856
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	888,000	427,845
COSCO SHIPPING Holdings Co., Ltd. Class H (a)(b)	1,358,925	623,563
COSCO SHIPPING Ports, Ltd.	914,086	761,986
Cosmo Lady China Holdings Co., Ltd. (b)(c)	71,000	35,385
Country Garden Holdings Co., Ltd.	1,861,466	3,274,284
CRRC Corp., Ltd. Class H	1,349,000	1,047,156
CSG Holding Co., Ltd. Class B	33,005	13,714
CSPC Pharmaceutical Group, Ltd.	1,176,000	3,552,530
Ctrip.com International, Ltd. ADR (a)	109,942	5,236,537
Daqo New Energy Corp. ADR (a)	4,056	144,150
Datang International Power Generation Co., Ltd. Class H (a)	2,712,000	829,627
Security Description	Shares	Value
Dazhong Transportation Group Co., Ltd. Class B	495,650	218,582
Dongfang Electric Corp., Ltd. Class H (a)	90,400	59,457
Dongfeng Motor Group Co., Ltd. Class H	1,804,000	1,908,520
E-Commodities Holdings, Ltd.	6,500	456
Fang Holdings, Ltd. ADR (a)(b)	56,926	220,873
Fanhua, Inc. ADR (b)	12,997	370,414
Fantasia Holdings Group Co., Ltd.	561,000	93,673
Far East Horizon, Ltd.	825,000	800,241
Fufeng Group, Ltd. (b)	71,000	31,946
Future Land Holdings Co., Ltd. Class A	59,871	279,761
Geely Automobile Holdings, Ltd.	701,000	1,818,296
Genscript Biotech Corp.	132,000	365,103
GF Securities Co., Ltd. Class H	539,600	786,829
Global Bio-Chem Technology Group Co., Ltd. (a)	930,000	9,602
Goldpac Group, Ltd.	64,000	16,234
GOME Retail Holdings, Ltd. (a)(b)	3,543,000	361,279
Goodbaby International Holdings, Ltd.	67,000	40,565
Grand Baoxin Auto Group, Ltd.	3,158	1,212
Great Wall Motor Co., Ltd. Class H (b)	1,117,250	854,444
Greatview Aseptic Packaging Co., Ltd.	10,000	5,965
Greentown China Holdings, Ltd. (b)	220,500	295,669
Guangdong Electric Power Development Co., Ltd. Class B	675,840	244,650
Guangdong Investment, Ltd.	1,810,000	2,874,609
Guangshen Railway Co., Ltd. Class H (b)	1,808,000	1,018,598
Guangzhou Automobile Group Co., Ltd. Class H	1,304,090	1,274,926
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	26,461
Guangzhou R&F Properties Co., Ltd. Class H	872,800	1,762,187
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	4,094
Guotai Junan International Holdings, Ltd. (b)	520,000	112,677
Haichang Ocean Park Holdings, Ltd. (a)(c)	382,000	92,025
Haitian International Holdings, Ltd.	5,000	11,803
Haitong Securities Co., Ltd. Class H	872,800	882,206
Hangzhou Steam Turbine Co., Ltd. Class B	131,400	116,235

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Harbin Electric Co., Ltd. Class H (b)	748,000	219,286
Health and Happiness H&H International Holdings, Ltd. (a)	5,000	34,479
Hengan International Group Co., Ltd.	228,000	2,194,138
HNA Infrastructure Co., Ltd. Class H	65,000	63,546
Honghua Group, Ltd. (a)	14,000	1,303
Honworld Group, Ltd. (c)	35,000	16,194
Hopson Development Holdings, Ltd. (b)	26,000	23,165
Hua Hong Semiconductor, Ltd. (c)	7,000	24,046
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	30,020
Huadian Power International Corp., Ltd. Class H	1,037,308	409,875
Huaneng Power International, Inc. Class H	1,808,000	1,198,351
Huaneng Renewables Corp., Ltd. Class H	900,000	299,409
Huangshan Tourism Development Co., Ltd. Class B	314,932	374,139
Huatai Securities Co., Ltd. Class H (c)	255,000	405,636
Huazhu Group, Ltd. ADR	25,432	1,067,890
Industrial & Commercial Bank of China, Ltd. Class H	25,262,590	18,901,580
Inner Mongolia Yitai Coal Co., Ltd. Class B	178,436	242,851
JA Solar Holdings Co., Ltd. ADR (a)(b)	7,587	51,667
JD.com, Inc. ADR (a)	276,904	10,785,411
Jiangnan Group, Ltd.	134,000	7,942
Jiangsu Expressway Co., Ltd. Class H	1,038,000	1,237,061
Jiangxi Copper Co., Ltd. Class H	454,000	578,679
JinkoSolar Holding Co., Ltd. ADR (a)(b)	4,880	67,198
Joy City Property, Ltd.	924,000	116,598
Jumei International Holding, Ltd. ADR (a)	2,704	6,976
Kama Co., Ltd. Class B (a)	32,400	19,440
Kingdee International Software Group Co., Ltd. (b)	762,000	779,925
Kingsoft Corp., Ltd.	75,000	227,520
Konka Group Co., Ltd. Class B	4,847,000	1,736,047
Kunlun Energy Co., Ltd.	2,556,000	2,238,204
KWG Property Holding, Ltd.	463,168	582,100
Lao Feng Xiang Co., Ltd. Class B	50,030	163,598
Lenovo Group, Ltd. (b)	3,460,000	1,874,335
Li Ning Co., Ltd. (a)	672,333	741,281
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	3,795
Security Description	Shares	Value
Lifetech Scientific Corp. (a)	746,000	235,816
Link Motion, Inc. ADR (a)(b)	12,477	14,224
Livzon Pharmaceutical Group, Inc. Class H	53,905	258,344
Luye Pharma Group, Ltd. (b)	222,000	227,788
Maanshan Iron & Steel Co., Ltd. Class H (a)(b)	1,652,000	734,882
Metallurgical Corp. of China, Ltd. Class H	454,000	134,254
Minth Group, Ltd.	34,000	143,663
MOBI Development Co., Ltd.	524,000	56,772
Momo, Inc. ADR (a)	5,408	235,248
National Agricultural Holdings, Ltd. (a)(b)(d)	72,000	5,460
NetEase, Inc. ADR	30,304	7,656,912
New China Life Insurance Co., Ltd. Class H	224,100	932,625
New Oriental Education & Technology Group, Inc. ADR	38,127	3,609,102
Noah Holdings, Ltd. ADR (a)	4,056	211,520
Ourgame International Holdings, Ltd. (a)(b)	65,000	8,119
Ozner Water International Holding, Ltd. (a)(b)(c)	379,000	88,404
Pacific Online, Ltd.	64,000	9,789
Parkson Retail Group, Ltd. (a)	638,634	78,146
People's Insurance Co. Group of China, Ltd. Class H	1,737,000	816,974
PetroChina Co., Ltd. Class H	7,156,970	5,446,101
PICC Property & Casualty Co., Ltd. Class H	3,845,259	4,151,367
Ping An Insurance Group Co. of China, Ltd. Class H (b)	1,579,000	14,531,200
Poly Culture Group Corp., Ltd. Class H	7,200	11,472
Poly Property Group Co., Ltd.	386,000	159,410
PW Medtech Group, Ltd. (a)	68,000	13,435
ReneSola, Ltd. ADR (a)(b)	11,298	28,810
Renhe Commercial Holdings Co., Ltd. (a)(b)	5,261,000	103,940
Semiconductor Manufacturing International Corp. (a)(b)	874,400	1,136,822
Shandong Airlines Co., Ltd. Class B	5,800	9,411
Shandong Chenming Paper Holdings, Ltd. Class B	86,400	111,449
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	192,417
Shanghai Baosight Software Co., Ltd. Class B	29,600	56,092
Shanghai Electric Group Co., Ltd. Class H (a)(b)	1,826,077	614,476
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	183,823
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	16,315

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	3,722
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	237,848	96,804
Shanghai Huayi Group Corp., Ltd. Class B	200	180
Shanghai Industrial Urban Development Group, Ltd.	26,000	4,772
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	11,349
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	266,082	275,395
Shanghai Jinjiang International Travel Co., Ltd. Class B	6,000	12,264
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	327,366	414,445
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	177,740	254,524
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	90,500	249,740
Shanghai Prime Machinery Co., Ltd. Class H (a)	136,000	20,975
Shengjing Bank Co., Ltd. Class H (c)	219,300	133,613
Shenwan Hongyuan HK, Ltd.	10,000	2,664
Shenzhen Expressway Co., Ltd. Class H	876,482	860,233
Shenzhen Investment, Ltd. (b)	781,099	284,744
Shenzhou International Group Holdings, Ltd.	64,000	790,063
Shougang Concord International Enterprises Co., Ltd. (a)	1,448,000	37,467
Shunfeng International Clean Energy, Ltd. (a)	138,000	3,729
Silver Grant International Industries, Ltd. (a)(b)	142,000	30,950
SINA Corp. (a)	26,845	2,273,503
Sinofert Holdings, Ltd. (a)(b)	130,000	15,410
SinoMedia Holding, Ltd. (b)	65,000	16,487
Sino-Ocean Group Holding, Ltd.	1,794,480	1,043,003
Sinopec Oilfield Service Corp. Class H (a)(b)	148,000	19,808
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,806,600	1,100,708
Sinopharm Group Co., Ltd. Class H	333,200	1,339,944
Sinosoft Technology Group, Ltd. (b)	374,600	141,810
Sinotrans, Ltd. Class H	2,184,300	1,152,643
Sinovac Biotech, Ltd. (a)	36,798	274,513
SITC International Holdings Co., Ltd.	69,000	76,955
SOHO China, Ltd.	193,000	91,759
SPT Energy Group, Inc. (a)	20,000	2,269
Security Description	Shares	Value
Sunac China Holdings, Ltd. (b)	452,000	1,581,477
Sunny Optical Technology Group Co., Ltd.	166,400	3,096,623
Synertone Communication Corp. (a)	54,400	784
TAL Education Group ADR (a)	82,792	3,046,746
TCL Electronics Holdings, Ltd.	52,000	24,789
Tencent Holdings, Ltd.	1,710,767	85,871,434
Tian Ge Interactive Holdings, Ltd. (c)	70,000	51,928
Tiangong International Co., Ltd. (b)	138,000	29,199
Tianneng Power International, Ltd.	130,000	202,487
Tingyi Cayman Islands Holding Corp.	1,040,000	2,412,609
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	15,882
TravelSky Technology, Ltd. Class H	901,841	2,626,626
Trigiant Group, Ltd.	22,000	2,944
Uni-President China Holdings, Ltd.	72,000	92,507
Universal Health International Group Holding, Ltd. (a)	69,000	1,108
Universal Medical Financial & Technical Advisory Services Co., Ltd. (b)(c)	229,600	182,909
V1 Group, Ltd. (a)(b)(e)	1,750,200	107,081
Vipshop Holdings, Ltd. ADR (a)	93,959	1,019,455
Want Want China Holdings, Ltd. (b)	2,636,000	2,345,217
Weibo Corp. ADR (a)(b)	6,912	613,509
West China Cement, Ltd.	766,000	122,045
Wisdom Sports Group (b)	75,000	6,692
Wuxi Biologics Cayman, Inc. (a)(c)	22,500	250,511
Xiamen International Port Co., Ltd. Class H	26,000	4,176
Xinchen China Power Holdings, Ltd. (a)	377,000	37,962
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (b)	16,260	19,793
Xinyi Solar Holdings, Ltd. (b)	898,000	275,852
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (a)(c)	6,500	26,346
Yanzhou Coal Mining Co., Ltd. Class H	1,072,000	1,401,923
Yestar Healthcare Holdings Co., Ltd. (b)	22,500	7,629
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)	37,000	188,173
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	6,743	9,980
Yuexiu Transport Infrastructure, Ltd. (b)	1,258	917

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Yum China Holdings, Inc.	71,627	2,754,774
YY, Inc. ADR (a)	8,110	814,812
Zhaojin Mining Industry Co., Ltd. Class H (b)	36,500	27,868
Zhejiang Expressway Co., Ltd. Class H	1,675,862	1,495,266
Zhuzhou CRRC Times Electric Co., Ltd. Class H	221,800	1,054,514
Zijin Mining Group Co., Ltd. Class H	2,625,000	1,003,766
ZTE Corp. Class H (a)(b)	463,327	703,957
		526,619,096
COLOMBIA — 0.6%
Almacenes Exito SA	48,087	265,241
Avianca Holdings SA Preference Shares	709,773	569,125
Banco Davivienda SA Preference Shares	79,808	1,005,416
Banco de Bogota SA	18,635	432,090
Bancolombia SA ADR	26,828	1,281,842
Bancolombia SA	74,126	891,433
Bolsa de Valores de Colombia (e)	91,424	351,129
Celsia SA ESP	41,807	66,120
Cementos Argos SA	50,992	170,147
Cementos Argos SA Preference Shares	61,076	178,841
Cemex Latam Holdings SA (a)	15,358	43,402
Constructora Conconcreto SA	112,120	30,120
Corp. Financiera Colombiana SA (a)	25,206	217,818
Ecopetrol SA	713,671	735,057
Empresa de Telecomunicaciones de Bogota (a)	1,341,953	177,283
Grupo Argos SA Preference Shares	80,784	489,602
Grupo Argos SA	18,685	126,348
Grupo Aval Acciones y Valores SA	1,280,261	527,450
Grupo de Inversiones Suramericana SA Preference Shares	29,272	356,209
Grupo de Inversiones Suramericana SA	29,088	372,391
Grupo Nutresa SA	27,092	249,059
Interconexion Electrica SA ESP	108,133	533,855
		9,069,978
CZECH REPUBLIC — 0.3%
CEZ A/S (b)	97,365	2,302,848
Komercni banka A/S	51,477	2,161,268
UNIPETROL A/S	6,487	109,467
		4,573,583
EGYPT — 0.4%
Commercial International Bank Egypt SAE	925,415	4,411,369
Egypt Kuwait Holding Co. SAE	361,900	416,185
Security Description	Shares	Value
Egyptian Financial Group-Hermes Holding Co.	442,564	569,470
Global Telecom Holding SAE (a)	468,618	123,376
Orascom Telecom Media And Technology Holding SAE	102,728	4,134
		5,524,534
GREECE — 0.2%
Alpha Bank AE (a)	17,374	38,846
Diana Shipping, Inc. (a)	16,579	79,745
Ellaktor SA (a)	354	793
Eurobank Ergasias SA (a)	12,423	12,981
FF Group (a)(e)	5,627	31,535
Fourlis Holdings SA (a)	176	1,233
Frigoglass SAIC (a)	99	20
GEK Terna Holding Real Estate Construction SA (a)	685	4,111
Grivalia Properties REIC AE REIT	31,555	316,842
Hellenic Exchanges - Athens Stock Exchange SA	59,795	324,634
Hellenic Telecommunications Organization SA	49,957	618,270
Holding Co. ADMIE IPTO SA (a)	5,208	10,544
Intralot SA-Integrated Lottery Systems & Services (a)	130,835	150,923
JUMBO SA	20,560	338,948
Marfin Investment Group Holdings SA (a)	8,445	1,016
Mytilineos Holdings SA	181	1,815
National Bank of Greece SA (a)	4,078	1,252
OPAP SA	61,614	696,355
Piraeus Bank SA (a)	49	167
Public Power Corp. SA (a)	16,996	36,750
Terna Energy SA	215	1,293
Titan Cement Co. SA	10,145	257,032
		2,925,105
HONG KONG — 1.4%
AGTech Holdings, Ltd. (a)(b)	56,000	5,710
Alibaba Pictures Group, Ltd. (a)(b)	4,392,400	481,485
AMVIG Holdings, Ltd.	130,000	34,300
Asian Citrus Holdings, Ltd. (a)(d)	51,000	1,950
Bosideng International Holdings, Ltd.	752,000	103,520
Carnival Group International Holdings, Ltd. (a)(b)	680,000	28,169
Chia Tai Enterprises International, Ltd. (a)(b)	2,300	695
China All Access Holdings, Ltd.	28,000	2,855
China Animation Characters Co., Ltd. (b)	65,000	22,867
China Fiber Optic Network System Group, Ltd. (a)(d)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	18,518

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
China Financial Leasing Group, Ltd. (a)	80,000	2,141
China First Capital Group, Ltd. (a)	458,000	291,889
China Gas Holdings, Ltd.	820,400	3,299,189
China High Speed Transmission Equipment Group Co., Ltd. (b)	327,000	504,331
China Jicheng Holdings, Ltd. (a)(b)(c)	117,414	883
China National Culture Group, Ltd. (a)	670,000	1,793
China NT Pharma Group Co., Ltd.	868,100	198,064
China Ocean Industry Group, Ltd. (a)	2,215,000	14,399
China Oil & Gas Group, Ltd. (a)	132,000	10,263
China Public Procurement, Ltd. (a)	67,200	822
China Soft Power Technology Holdings, Ltd. (a)(b)	168,000	1,927
China Vanguard You Champion Holdings, Ltd. (a)	70,000	5,710
Citychamp Watch & Jewellery Group, Ltd. (b)	750,000	153,911
Comba Telecom Systems Holdings, Ltd. (a)(b)	146,117	20,859
Concord New Energy Group, Ltd.	120,000	5,277
CP Pokphand Co., Ltd.	1,684,000	152,399
Digital China Holdings, Ltd. (a)(b)	384,000	210,466
Essex Bio-technology, Ltd. (b)	385,000	308,669
Eternity Investment, Ltd. (a)	40,574	931
Feiyu Technology International Co., Ltd. (a)(c)	19,500	1,442
First Shanghai Investments, Ltd. (a)	40,000	3,059
Fullshare Holdings, Ltd. (a)(b)	2,174,500	1,075,408
GCL-Poly Energy Holdings, Ltd. (a)(b)	2,629,000	247,973
Golden Meditech Holdings, Ltd.	44,000	4,823
Haier Electronics Group Co., Ltd.	72,000	246,410
Hanergy Thin Film Power Group, Ltd. (a)(d)	856,000	—
Hengdeli Holdings, Ltd.	5,681,600	257,088
Hi Sun Technology China, Ltd. (a)	225,000	32,981
Hua Han Health Industry Holdings, Ltd. (a)(b)(d)	283,600	14,369
Huabao International Holdings, Ltd.	352,000	225,231
Huayi Tencent Entertainment Co., Ltd. (a)(b)	110,000	5,258
Imperial Pacific International Holdings, Ltd. (a)(b)	9,090,000	92,691
Ju Teng International Holdings, Ltd.	134,500	22,287
Security Description	Shares	Value
Kingboard Chemical Holdings, Ltd.	449,340	1,643,763
Kingboard Laminates Holdings, Ltd.	229,500	283,458
Lee & Man Paper Manufacturing, Ltd.	76,000	76,916
Life Healthcare Group, Ltd. (a)	88,000	3,197
Millennium Pacific Group Holdings, Ltd. (a)	190,000	5,279
Munsun Capital Group, Ltd. (a)(b)	51,111	2,085
Neo Telemedia, Ltd.	3,580,000	104,496
NetDragon Websoft Holdings, Ltd. (b)	34,500	76,252
New Provenance Everlasting Holdings, Ltd. Class H (a)(b)	3,718,030	26,065
NewOcean Energy Holdings, Ltd. (a)(b)	22,000	4,487
Nine Dragons Paper Holdings, Ltd.	826,000	1,052,839
Portico International Holdings, Ltd. (a)	37,000	16,978
Pou Sheng International Holdings, Ltd.	464,000	88,714
Qianhai Health Holdings, Ltd.	59,221	559
Real Nutriceutical Group, Ltd. (a)	199,000	5,276
Shenzhen International Holdings, Ltd.	241,323	499,536
Shimao Property Holdings, Ltd.	678,000	1,780,242
SIM Technology Group, Ltd.	1,654,000	71,680
Sino Biopharmaceutical, Ltd.	2,027,000	3,110,730
Skyworth Digital Holdings, Ltd.	749,225	334,243
Solargiga Energy Holdings, Ltd. (a)	3,092,000	52,023
Solartech International Holdings, Ltd. (a)(b)	1,000,000	160,603
SSY Group, Ltd.	199,740	221,751
Sun Art Retail Group, Ltd.	416,000	544,030
Suncorp Technologies, Ltd. (a)	4,410,000	10,118
Tech Pro Technology Development, Ltd. (a)(e)	484,000	4,195
Tibet Water Resources, Ltd. (a)(b)	67,000	25,364
United Laboratories International Holdings, Ltd. (b)	12,000	12,496
Vision Values Holdings, Ltd. (a)	90,000	4,990
Wanda Hotel Development Co., Ltd. (a)	338,000	38,774
Wasion Holdings, Ltd.	24,000	13,032
WH Group, Ltd.	2,236,000	1,821,188
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	3,013
Xinyi Glass Holdings, Ltd.	870,000	1,063,457
Yip's Chemical Holdings, Ltd.	10,000	3,518
Yuexiu Property Co., Ltd.	3,460,000	661,530
		21,939,889

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
HUNGARY — 0.6%
MOL Hungarian Oil & Gas PLC	260,690	2,517,254
OTP Bank Nyrt	131,610	4,766,825
Richter Gedeon Nyrt	112,696	2,058,876
		9,342,955
INDIA — 12.7%
Adani Enterprises, Ltd.	2,430	4,013
Adani Green Energy, Ltd. (a)	1,849	723
Adani Ports & Special Economic Zone, Ltd.	271,558	1,478,973
Adani Power, Ltd. (a)	3,588	846
Adani Transmission, Ltd. (a)	3,364	7,667
Aditya Birla Capital, Ltd. GDR	310	601
AIA Engineering, Ltd.	3,670	80,353
Alok Industries, Ltd. (a)	1,241,172	70,650
Amtek Auto, Ltd. (a)	25,821	3,279
Anant Raj, Ltd.	382,502	219,681
Apollo Hospitals Enterprise, Ltd.	33,595	513,597
Ashok Leyland, Ltd.	202,174	371,211
Asian Paints, Ltd.	27,300	503,824
AstraZeneca Pharma India, Ltd. (a)	26,740	553,982
Aurobindo Pharma, Ltd.	109,662	971,697
Axis Bank, Ltd.	426,745	3,181,513
Bajaj Finance, Ltd.	24,962	836,627
Bajaj Hindusthan Sugar, Ltd. (a)	554,008	54,580
Balrampur Chini Mills, Ltd.	272,688	256,111
BF Investment, Ltd. (a)	66,170	224,736
Bharat Financial Inclusion, Ltd. (a)	17,397	293,653
Bharat Forge, Ltd.	14,324	128,093
Bharat Heavy Electricals, Ltd.	655,953	686,924
Bharat Petroleum Corp., Ltd.	72,041	392,511
Bharti Airtel, Ltd.	714,152	3,981,177
Bharti Infratel, Ltd.	116,232	509,867
Biocon, Ltd.	61,607	557,084
Bosch, Ltd.	442	112,959
Britannia Industries, Ltd.	28,168	2,554,607
Caplin Point Laboratories, Ltd.	22,829	142,642
Cipla, Ltd.	298,529	2,686,826
Coal India, Ltd.	219,086	845,295
CORE Education & Technologies, Ltd. (a)(d)	9,253	—
DCB Bank, Ltd.	792,372	1,903,011
Delta Corp., Ltd.	53,591	169,772
Dewan Housing Finance Corp., Ltd.	221,209	2,058,408
Dr Reddy's Laboratories, Ltd. ADR	86,221	2,776,316
Educomp Solutions, Ltd. (a)	22,435	999
Eicher Motors, Ltd.	2,780	1,160,059
Era Infra Engineering, Ltd. (a)(d)	2,941	—
FDC, Ltd.	57,540	189,756
Fortis Healthcare, Ltd. (a)	156,007	307,050
GAIL India, Ltd.	583,763	2,899,005
Gammon India, Ltd. (a)	139,302	4,981
Security Description	Shares	Value
Gateway Distriparks, Ltd.	94,773	245,941
Gitanjali Gems, Ltd.	3,573	203
Glenmark Pharmaceuticals, Ltd.	25,461	216,668
Godrej Consumer Products, Ltd.	38,742	693,075
Godrej Industries, Ltd.	160,592	1,461,888
Granules India, Ltd.	325,610	382,805
Graphite India, Ltd.	26,772	328,266
Grasim Industries, Ltd. GDR	230	3,381
Grasim Industries, Ltd.	30,561	449,104
GRUH Finance, Ltd.	524,858	2,329,936
GTL Infrastructure, Ltd. (a)	1,562,919	30,795
GTL, Ltd. (a)	179,264	17,530
Gujarat NRE Coke, Ltd. (a)(e)	25,505	335
Gujarat Pipavav Port, Ltd.	12,961	19,957
GVK Power & Infrastructure, Ltd. (a)	698,669	96,874
HCL Technologies, Ltd.	168,729	2,281,037
HDFC Bank, Ltd.	253,679	7,806,604
HEG, Ltd.	7,146	345,280
Hero MotoCorp, Ltd.	95,583	4,845,764
Himadri Speciality Chemical, Ltd.	100,324	184,351
Hindalco Industries, Ltd.	304,294	1,023,714
Hindustan Construction Co., Ltd. (a)	75,232	13,451
Hindustan Unilever, Ltd.	410,722	9,838,085
Housing Development & Infrastructure, Ltd. (a)	68,013	20,598
Housing Development Finance Corp., Ltd.	624,850	17,401,683
ICICI Bank, Ltd. ADR	864,595	6,942,698
Idea Cellular, Ltd. (a)	126,761	109,805
IDFC Bank, Ltd.	27	15
IDFC, Ltd.	18	12
IIFL Holdings, Ltd.	27,946	273,383
Indiabulls Housing Finance, Ltd.	49,999	833,742
Indiabulls Real Estate, Ltd. (a)	113,954	260,124
Indiabulls Ventures, Ltd.	49,803	354,469
Indian Hotels Co., Ltd.	410,558	791,275
Indian Oil Corp., Ltd.	193,514	440,607
IndusInd Bank, Ltd.	27,833	784,922
Infosys, Ltd. ADR	851,450	16,543,673
IRB Infrastructure Developers, Ltd.	22,309	68,671
ITC, Ltd.	811,547	3,153,088
ITC, Ltd. GDR	58,762	228,308
IVRCL, Ltd. (a)	24,138	476
Jain Irrigation Systems, Ltd.	60,989	68,364
Jaiprakash Associates, Ltd. (a)	312,030	73,095
Jet Airways India, Ltd. (a)	84,845	429,581
Jindal Steel & Power, Ltd. (a)	29,569	96,262
Jubilant Foodworks, Ltd.	10,885	220,266
Jubilant Foodworks, Ltd. (e)	11,081	224,232
Jubilant Life Sciences, Ltd.	18,669	190,505
Just Dial, Ltd. (a)	33,291	269,695
KEI Industries, Ltd.	48,335	288,253
Kotak Mahindra Bank, Ltd.	187,119	3,667,685
KPIT Technologies, Ltd.	65,312	259,046

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Lanco Infratech, Ltd. (a)	17,722,256	193,997
Larsen & Toubro, Ltd. GDR	276,662	5,073,981
LIC Housing Finance, Ltd.	94,409	645,768
Lupin, Ltd.	57,405	757,245
LUX Industries, Ltd.	15,290	426,498
Magma Fincorp, Ltd.	44,253	105,118
Mahanagar Telephone Nigam, Ltd. (a)	269,346	62,703
Mahindra & Mahindra Financial Services, Ltd.	85,161	583,753
Mahindra & Mahindra, Ltd. GDR	414,162	5,404,814
Marico, Ltd.	45,143	218,517
Marksans Pharma, Ltd.	851,809	327,595
Maruti Suzuki India, Ltd.	67,925	8,749,600
Mindtree, Ltd.	17,311	249,350
Monnet Ispat & Energy, Ltd. (a)	13,336	1,995
MRF, Ltd.	892	976,096
NCC, Ltd.	103,803	145,520
NIIT Technologies, Ltd.	19,030	304,941
NTPC, Ltd.	599,964	1,398,004
Oil & Natural Gas Corp., Ltd.	1,234,518	2,854,085
OnMobile Global, Ltd.	13,177	7,366
Opto Circuits India, Ltd. (a)	1,281,864	277,832
Page Industries, Ltd.	982	398,651
Paisalo Digital, Ltd.	10,165	44,835
PC Jeweller, Ltd.	80,957	161,583
Pfizer, Ltd.	5,438	204,734
Power Grid Corp. of India, Ltd.	148,917	406,117
PS IT Infrastructure & Services, Ltd. (a)	320,712	205,258
PTC India, Ltd.	274,702	303,710
Punj Lloyd, Ltd. (a)	45	9
Radico Khaitan, Ltd.	36,483	220,368
Rain Industries, Ltd.	54,912	154,602
Rajesh Exports, Ltd.	44,768	393,023
RattanIndia Infrastructure, Ltd. (a)	172,379	9,561
Raymond, Ltd.	16,618	222,390
REI Agro, Ltd. (a)(e)	1,873,023	4,101
Reliance Capital, Ltd.	38,240	216,413
Reliance Communications, Ltd. (a)	440,757	88,454
Reliance Home Finance, Ltd. (a)	12,479	10,965
Reliance Industries, Ltd. GDR (c)	411,738	11,569,838
Reliance Infrastructure, Ltd.	111,061	635,016
Rolta India, Ltd. (a)	19,444	9,791
Ruchi Soya Industries, Ltd. (a)	152,353	24,682
Sequent Scientific, Ltd.	311,033	245,594
Sharda Cropchem, Ltd.	10,657	52,869
Shilpa Medicare, Ltd.	30,296	175,767
Shriram Transport Finance Co., Ltd.	39,245	744,317
Siemens, Ltd.	101,336	1,449,971
Sintex Industries, Ltd.	239,137	51,656
Sintex Plastics Technology, Ltd. (a)	69,057	42,685
Security Description	Shares	Value
Solara Active Pharma Sciences, Ltd. (a)	1,799	5,967
State Bank of India GDR	48,280	1,810,500
Sterlite Technologies, Ltd.	42,081	169,147
Strides Shasun, Ltd.	45,020	259,252
Sun Pharma Advanced Research Co., Ltd. (a)	11,117	60,238
Sun Pharmaceutical Industries, Ltd.	356,787	2,936,990
Sun TV Network, Ltd.	33,747	385,321
Suven Life Sciences, Ltd.	110,560	335,561
Suzlon Energy, Ltd. (a)	1,952,716	213,754
Symphony, Ltd.	5,101	105,649
Tata Communications, Ltd.	75,492	653,111
Tata Consultancy Services, Ltd.	411,908	11,108,560
Tata Elxsi, Ltd.	12,486	243,232
Tata Motors, Ltd. ADR (b)	149,523	2,923,175
Tata Power Co., Ltd.	1,089,990	1,165,318
Tata Steel, Ltd.	161,040	1,334,459
Tech Mahindra, Ltd.	144,887	1,386,064
Tejas Networks, Ltd. (a)(c)	41,569	177,949
Thyrocare Technologies, Ltd. (c)	22,975	192,763
Titan Co., Ltd.	14,109	180,906
UltraTech Cement, Ltd.	7,783	433,776
Unichem Laboratories, Ltd.	69,676	239,694
Unitech, Ltd. (a)	556,089	33,683
United Breweries, Ltd.	23,709	398,432
United Spirits, Ltd. (a)	104,974	1,018,791
UPL, Ltd.	47,595	429,859
Vedanta, Ltd.	270,186	931,445
Venky's India, Ltd.	4,063	139,170
Videocon Industries, Ltd. (a)	80,463	9,219
V-Mart Retail, Ltd.	5,731	207,576
VST Industries, Ltd.	8,907	377,327
Welspun India, Ltd.	67,799	53,584
Wipro, Ltd. ADR (b)	657,491	3,149,382
Wockhardt, Ltd. (a)	29,921	279,929
Yes Bank, Ltd.	237,548	1,177,599
Zee Entertainment Enterprises, Ltd.	185,432	1,472,170
		203,116,526
INDONESIA — 2.5%
Alam Sutera Realty Tbk PT	2,946,900	67,452
Astra International Tbk PT	9,769,088	4,499,371
Bank Central Asia Tbk PT	5,905,387	8,849,839
Bank Danamon Indonesia Tbk PT	1,975,818	878,984
Bank Mandiri Persero Tbk PT	9,745,598	4,658,573
Bank Negara Indonesia Persero Tbk PT	791,400	389,349
Bank Rakyat Indonesia Persero Tbk PT	24,445,425	4,844,732
Barito Pacific Tbk PT	7,737,200	1,069,062
Bekasi Fajar Industrial Estate Tbk PT	1,830,400	31,933
Bumi Resources Tbk PT (a)	1,086,300	17,132
Bumi Serpong Damai Tbk PT	1,549,700	169,245

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Charoen Pokphand Indonesia Tbk PT	1,711,400	439,494
Ciputra Development Tbk PT	2,429,652	172,941
Citra Marga Nusaphala Persada Tbk PT (a)	661,241	63,217
Garuda Indonesia Persero Tbk PT (a)	5,212,200	88,022
Global Mediacom Tbk PT	259,100	10,035
Indocement Tunggal Prakarsa Tbk PT	214,800	204,607
Indofood Sukses Makmur Tbk PT	4,288,551	1,990,151
Indosat Tbk PT	1,030,700	228,725
Japfa Comfeed Indonesia Tbk PT	442,500	49,561
Kalbe Farma Tbk PT	21,488,567	1,829,452
Kawasan Industri Jababeka Tbk PT	2,020,631	30,176
Lippo Cikarang Tbk PT (a)	82,300	10,280
Lippo Karawaci Tbk PT	5,035,200	119,467
Matahari Putra Prima Tbk PT (a)	259,300	4,270
Mayora Indah Tbk PT	2,649,155	549,057
Medco Energi Internasional Tbk PT (a)	12,416,866	836,167
Media Nusantara Citra Tbk PT	343,500	22,053
Modernland Realty Tbk PT	3,147,400	63,695
Pakuwon Jati Tbk PT	2,218,200	82,041
Perusahaan Gas Negara Persero Tbk	5,891,700	820,233
Semen Indonesia Persero Tbk PT	346,300	172,183
Sigmagold Inti Perkasa Tbk PT (a)(e)	1,312,600	4,580
Summarecon Agung Tbk PT	1,716,500	108,404
Telekomunikasi Indonesia Persero Tbk PT	14,933,700	3,907,982
Tiga Pilar Sejahtera Food Tbk (a)	2,421,000	41,223
Unilever Indonesia Tbk PT	258,300	830,958
United Tractors Tbk PT	941,215	2,075,533
		40,230,179
MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	35,000	2,588
MALAYSIA — 2.5%
Aeon Co. M Bhd	2,425,290	1,362,894
AEON Credit Service M Bhd	51,150	182,339
AirAsia Group Bhd	467,200	345,817
Alliance Bank Malaysia Bhd	1,923,100	1,923,338
Axiata Group Bhd	594,499	559,251
Berjaya Sports Toto Bhd	942,414	571,584
Bintulu Port Holdings Bhd (e)	94	128
British American Tobacco Malaysia Bhd	7,200	61,992
Bursa Malaysia Bhd	603,039	1,097,249
Capitaland Malaysia Mall Trust REIT	617,000	183,290
Security Description	Shares	Value
Carlsberg Brewery Malaysia Bhd Class B	992,176	4,740,437
CIMB Group Holdings Bhd	578,635	780,681
Dialog Group Bhd	3,369,767	2,577,690
DiGi.Com Bhd	2,497,400	2,565,716
Felda Global Ventures Holdings Bhd	162,900	60,893
Genting Bhd	1,507,200	3,137,901
Genting Malaysia Bhd	272,600	329,320
Guan Chong Bhd	385,200	156,388
Hap Seng Plantations Holdings Bhd	26,900	14,917
IHH Healthcare Bhd	380,700	574,891
IOI Corp. Bhd	2,389,660	2,685,742
IOI Properties Group Bhd	1,813,862	718,450
Iskandar Waterfront City Bhd (a)	140,200	18,048
KLCCP Stapled Group	264,200	523,233
KNM Group Bhd (a)	1,960,021	87,339
KPJ Healthcare Bhd	690,880	174,452
Lingkaran Trans Kota Holdings Bhd	175,600	183,881
Magnum Bhd	1,440,960	745,539
Malayan Banking Bhd	1,149,749	2,561,639
Malaysian Resources Corp. Bhd	3,533,800	524,887
MPHB Capital Bhd (a)	705,430	223,530
Naim Holdings Bhd (a)	87	14
OSK Holdings Bhd	4,181,659	1,009,312
Pavilion Real Estate Investment Trust	595,900	262,583
Petronas Chemicals Group Bhd	96,700	201,324
Pos Malaysia Bhd	462,900	456,082
Public Bank Bhd	419,700	2,427,081
Sapura Energy Bhd (a)	212,400	33,652
Sime Darby Bhd	460,924	279,555
Sime Darby Plantation Bhd	212,024	279,759
Sime Darby Property Bhd	212,024	62,985
SP Setia Bhd Group	146,510	112,435
Sunway Real Estate Investment Trust	636,800	279,029
TA Enterprise Bhd	2,463,400	399,437
TA Global Bhd	1,737,156	137,614
Telekom Malaysia Bhd	319,527	246,003
Tenaga Nasional Bhd	428,200	1,551,887
UEM Edgenta Bhd	307,600	144,681
UEM Sunrise Bhd	1,985,888	349,048
UMW Holdings Bhd	133,900	197,892
Unisem M Bhd	126,700	72,454
United Plantations Bhd	39,300	265,600
Velesto Energy Bhd (a)	38,463	2,666
VS Industry Bhd	812,050	311,592
WCT Holdings Bhd	3,659,596	733,822
		39,489,963
MEXICO — 3.4%
Alfa SAB de CV Class A	1,880,260	2,209,735
America Movil SAB de CV Series L	9,501,067	8,009,497
Axtel SAB de CV (a)(b)	760,466	153,596

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Cemex SAB de CV Series CPO (a)	5,531,551	3,675,365
Coca-Cola Femsa SAB de CV Series L (b)	278,022	1,590,698
Consorcio ARA SAB de CV (b)	755,610	259,869
Desarrolladora Homex SAB de CV (a)	15,739	89
El Puerto de Liverpool SAB de CV Series C1 (b)	157,398	1,020,505
Fibra Uno Administracion SA de CV REIT	647,179	949,577
Fomento Economico Mexicano SAB de CV	836,244	7,443,160
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	188,257	3,020,521
Grupo Bimbo SAB de CV Class A	1,292,473	2,544,079
Grupo Elektra SAB DE CV (b)	23,480	647,178
Grupo Financiero Banorte SAB de CV Series O	727,557	4,333,343
Grupo Financiero Inbursa SAB de CV Series O	583,219	824,873
Grupo Mexico SAB de CV Class B	1,370,532	3,931,893
Grupo Televisa SAB Series CPO	864,881	3,316,827
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)	546,587	846,475
Industrias CH SAB de CV Class B (a)(b)	158,848	667,532
Industrias Penoles SAB de CV	70,061	1,269,070
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,038,880	1,773,243
Sare Holding SAB de CV Class B (a)	847,754	1,466
Telesites SAB de CV (a)(b)	539,614	395,601
TV Azteca SAB de CV Series CPO (b)	1,738,348	213,140
Urbi Desarrollos Urbanos SAB de CV (a)	262,553	65,452
Wal-Mart de Mexico SAB de CV	2,050,526	5,462,297
		54,625,081
MONACO — 0.0% (f)
GasLog, Ltd.	7,666	146,421
NETHERLANDS — 0.0% (f)
VEON, Ltd. ADR (b)	173,460	412,835
PERU — 0.9%
Cia de Minas Buenaventura SAA ADR (g)	144,631	1,971,320
Cia de Minas Buenaventura SAA ADR (g)	5,932	81,268
Credicorp, Ltd.	31,210	7,025,995
Southern Copper Corp. (g)	96,832	4,538,516
Southern Copper Corp. (g)	4,688	214,945
Volcan Cia Minera SAA Class B	2,126,964	526,139
		14,358,183
Security Description	Shares	Value
PHILIPPINES — 1.3%
Alliance Global Group, Inc. (a)	940,500	204,780
Ayala Land, Inc.	6,052,480	4,298,290
Bank of the Philippine Islands	2,477,421	4,108,339
BDO Unibank, Inc.	1,606,366	3,777,560
Bloomberry Resorts Corp.	361,000	65,953
Cebu Air, Inc.	655,840	851,637
Cebu Holdings, Inc.	3,242,900	358,516
D&L Industries, Inc.	989,700	188,417
DoubleDragon Properties Corp. (a)	663,750	317,152
East West Banking Corp.	549,200	145,513
Filinvest Land, Inc.	27,790,000	729,020
First Philippine Holdings Corp.	183,670	210,282
Global Ferronickel Holdings, Inc. (a)	876,117	36,117
GMA Holdings, Inc.	1,577,500	152,821
GT Capital Holdings, Inc.	4,470	76,221
JG Summit Holdings, Inc.	219,190	205,359
Megawide Construction Corp.	2,102,988	790,086
Megaworld Corp.	3,083,500	247,292
Nickel Asia Corp.	258,000	22,432
PLDT, Inc.	46,805	1,131,371
Puregold Price Club, Inc.	143,650	125,434
San Miguel Corp.	62,900	162,650
SM Investments Corp.	75,270	1,234,108
SM Prime Holdings, Inc.	1,398,090	941,797
Top Frontier Investment Holdings, Inc. (a)	8,331	40,432
Universal Robina Corp.	104,900	237,839
Vista Land & Lifescapes, Inc.	487,678	56,108
		20,715,526
POLAND — 1.0%
Asseco Poland SA	39,047	417,591
Bank Polska Kasa Opieki SA	71,297	2,151,888
Bank Zachodni WBK SA	10,676	951,272
Bioton SA (a)	458	609
Eurocash SA	3,608	20,912
Getin Holding SA (a)	139,950	20,559
Getin Noble Bank SA (a)	129,798	34,669
Globe Trade Centre SA	121,163	298,057
Grupa Lotos SA	75,768	1,151,916
KGHM Polska Miedz SA	76,327	1,794,035
LPP SA	73	165,442
mBank SA	11,611	1,239,888
Orange Polska SA (a)	467,451	579,327
Orbis SA	30,667	725,730
PGE Polska Grupa Energetyczna SA (a)	265,999	663,585
Polimex-Mostostal SA (a)	6,767	5,639
Polski Koncern Naftowy ORLEN SA	100,997	2,267,607
Powszechna Kasa Oszczednosci Bank Polski SA (a)	211,418	2,088,797
Powszechny Zaklad Ubezpieczen SA	135,951	1,415,449
		15,992,972

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
QATAR — 0.5%
Aamal Co.	17,660	43,604
Industries Qatar QSC	20,170	592,746
Mannai Corp. QSC	13,099	177,364
Masraf Al Rayan QSC	143,724	1,378,819
Mazaya Qatar Real Estate Development QSC (a)	79,804	146,852
Medicare Group	10,539	182,385
National Leasing	117,251	302,708
Ooredoo QSC	36,828	735,447
Qatar Electricity & Water Co. QSC	3,414	176,251
Qatar Insurance Co. SAQ	40,269	392,625
Qatar National Bank QPSC	88,656	3,701,102
Qatari Investors Group QSC	37,431	307,179
Vodafone Qatar QSC (a)	143,097	346,247
		8,483,329
RUSSIA — 4.3%
Evraz PLC	88,095	591,307
Gazprom PJSC ADR	2,188,047	9,629,595
LSR Group PJSC, GDR	53,269	143,826
LUKOIL PJSC ADR	173,081	11,835,279
Magnit PJSC GDR	62,452	1,124,136
Mail.Ru Group, Ltd. GDR (a)	15,671	454,459
Mechel PJSC ADR (a)(b)	67,032	209,810
MMC Norilsk Nickel PJSC ADR	266,613	4,785,703
Mobile TeleSystems PJSC ADR	339,324	2,996,231
Novatek PJSC, GDR	35,227	5,224,164
Novolipetsk Steel PJSC, GDR	14,348	350,235
Novorossiysk Commercial Sea Port PJSC, GDR	22,399	156,793
Polymetal International PLC	48,551	429,467
Rosneft Oil Co. PJSC GDR	545,978	3,395,983
Rostelecom PJSC ADR	40,351	278,422
Sberbank of Russia PJSC ADR (g)	346,081	4,995,679
Sberbank of Russia PJSC ADR (g)	360,764	5,178,767
Severstal PJSC GDR	204,362	2,989,816
Sistema PJSC FC GDR	58,985	160,911
Surgutneftegas OJSC ADR	788,783	3,516,395
Tatneft PJSC ADR (b)(g)	96,286	6,091,052
Tatneft PJSC ADR (g)	12,997	833,108
TMK PJSC, GDR	20,177	99,675
VTB Bank PJSC GDR	898,406	1,368,272
X5 Retail Group NV GDR	16,405	434,404
Yandex NV Class A (a)	45,091	1,618,767
		68,892,256
SINGAPORE — 0.0% (f)
Grindrod Shipping Holdings, Ltd. (a)(b)	11,371	119,466
SOUTH AFRICA — 6.8%
Adbee Rf, Ltd. (a)	7,113	28,673
Adcock Ingram Holdings, Ltd.	39,605	173,807
Adcorp Holdings, Ltd. (a)	228,804	300,147
Security Description	Shares	Value
African Phoenix Investments, Ltd. (a)	1,023,027	49,262
African Rainbow Minerals, Ltd.	48,813	388,545
Allied Electronics Corp., Ltd. (a)	51,503	58,243
Anglo American Platinum, Ltd.	13,404	351,083
AngloGold Ashanti, Ltd.	117,498	961,158
ArcelorMittal South Africa, Ltd. (a)	70,418	10,892
Aspen Pharmacare Holdings, Ltd.	117,021	2,204,627
Aveng, Ltd. (a)(b)	263,210	2,689
Barclays Africa Group, Ltd.	158,240	1,847,100
Barloworld, Ltd.	112,623	1,065,733
Bid Corp., Ltd.	45,199	907,888
Bidvest Group, Ltd.	165,073	2,372,715
Coronation Fund Managers, Ltd.	237,883	1,012,017
Discovery, Ltd.	162,205	1,745,571
FirstRand, Ltd.	1,248,632	5,820,345
Foschini Group, Ltd.	108,204	1,373,643
Gold Fields, Ltd.	261,869	940,006
Grindrod, Ltd. (a)	443,055	303,209
Group Five, Ltd. (a)	125,884	12,307
Growthpoint Properties, Ltd. REIT	361,780	704,489
Harmony Gold Mining Co., Ltd.	106,037	164,166
Impala Platinum Holdings, Ltd. (a)(b)	188,243	278,116
Imperial Holdings, Ltd.	86,968	1,242,948
Investec, Ltd.	96,013	672,905
Invicta Holdings, Ltd. (b)	179,626	484,638
Kumba Iron Ore, Ltd. (b)	18,763	403,508
Lewis Group, Ltd.	113,755	258,197
Massmart Holdings, Ltd.	74,076	603,255
Mediclinic International PLC	57,724	401,736
MMI Holdings, Ltd.	421,204	543,013
Mr. Price Group, Ltd. (b)	77,219	1,274,716
MTN Group, Ltd.	476,983	3,754,963
Murray & Roberts Holdings, Ltd.	323,739	413,583
Naspers, Ltd. Class N	134,331	34,155,479
Nedbank Group, Ltd.	127,988	2,330,561
Netcare, Ltd.	990,841	1,996,682
Northam Platinum, Ltd. (a)	132,496	354,579
PPC, Ltd. (a)	227,642	120,080
PSG Group, Ltd.	107,666	1,698,305
Rand Merchant Investment Holdings, Ltd.	530,237	1,448,783
Remgro, Ltd.	223,588	3,332,552
RMB Holdings, Ltd.	426,009	2,355,657
Sanlam, Ltd.	670,771	3,429,160
Sappi, Ltd.	133,742	892,833
Sasol, Ltd.	157,449	5,776,548
Shoprite Holdings, Ltd.	224,556	3,614,358
Sibanye Gold, Ltd. (a)(b)	414,007	248,593
Standard Bank Group, Ltd.	431,578	6,041,541
Steinhoff International Holdings NV (a)(b)	963,749	90,706
Sun International, Ltd. (a)	78,299	348,986

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Telkom SA SOC, Ltd.	126,773	453,585
Tiger Brands, Ltd. (b)	92,557	2,237,913
Trans Hex Group, Ltd. (a)	9,625	787
Truworths International, Ltd.	187,595	1,057,307
Vodacom Group, Ltd. (b)	165,899	1,486,237
Wilson Bayly Holmes-Ovcon, Ltd.	109,061	1,189,576
Woolworths Holdings, Ltd.	386,253	1,562,625
		109,353,326
TAIWAN — 14.2%
Acer, Inc. (a)	1,327,701	1,084,335
Adlink Technology, Inc.	375,665	666,595
Advanced Ceramic X Corp.	4,000	33,258
Advanced Wireless Semiconductor Co.	13,000	32,747
Advancetek Enterprise Co., Ltd.	1,366,996	876,553
Advantech Co., Ltd.	5,499	36,253
AGV Products Corp. (a)	2,266,415	582,056
Airmate Cayman International Co., Ltd.	11,000	7,378
APCB, Inc.	449,000	340,191
ASE Technology Holding Co., Ltd.	1,373,058	3,224,526
Asustek Computer, Inc.	376,340	3,437,712
AU Optronics Corp. ADR (b)	482,956	2,042,904
Audix Corp.	290,629	398,455
Bank of Kaohsiung Co., Ltd.	843,390	258,922
Basso Industry Corp.	1,286,900	2,747,829
Biostar Microtech International Corp. (a)	639,952	307,503
C Sun Manufacturing, Ltd.	447,000	379,727
Career Technology MFG. Co., Ltd.	98,000	201,538
Carnival Industrial Corp. (a)	871,000	158,553
Catcher Technology Co., Ltd.	378,000	4,227,758
Cathay Financial Holding Co., Ltd.	2,265,541	3,997,773
Cathay No. 1 REIT	505,000	230,566
Center Laboratories, Inc. (a)	394,961	922,355
Chailease Holding Co., Ltd.	375,608	1,231,966
Champion Building Materials Co., Ltd. (a)	505,000	126,049
Chang Hwa Commercial Bank, Ltd.	3,975,465	2,307,943
Chang Wah Electromaterials, Inc.	7,431	32,173
Charoen Pokphand Enterprise	2,205,060	4,346,692
Chen Full International Co., Ltd.	12,000	16,649
Cheng Loong Corp.	380,000	213,753
Cheng Shin Rubber Industry Co., Ltd.	68,850	103,540
China Airlines, Ltd. (a)	911,000	284,459
China Chemical & Pharmaceutical Co., Ltd.	826,000	536,425
China Development Financial Holding Corp.	5,633,945	2,060,399
China Steel Chemical Corp.	381,595	1,864,889
China Steel Corp.	3,599,451	2,798,005
Security Description	Shares	Value
Chipbond Technology Corp.	66,000	137,029
Chong Hong Construction Co., Ltd.	7,717	23,818
Chung Hwa Pulp Corp.	898,794	313,960
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	378,000	301,894
Chunghwa Telecom Co., Ltd.	1,276,457	4,605,352
CMC Magnetics Corp. (a)	916,933	270,672
Coland Holdings, Ltd.	11,938	15,662
Compal Electronics, Inc.	2,260,774	1,423,713
Coxon Precise Industrial Co., Ltd. (a)	10,000	9,233
CTBC Financial Holding Co., Ltd.	6,305,527	4,539,624
Da-Li Development Co., Ltd.	519,444	615,049
Delta Electronics, Inc.	902,167	3,240,149
Dimerco Express Corp.	971,330	641,957
E.Sun Financial Holding Co., Ltd.	865,687	603,370
Eclat Textile Co., Ltd.	8,854	105,272
Elan Microelectronics Corp.	2,000	3,418
Elite Advanced Laser Corp.	11,520	39,107
Elite Material Co., Ltd.	13,000	34,026
Elite Semiconductor Memory Technology, Inc.	830,750	1,098,094
Episil-Precision, Inc. (a)	998	2,383
Epistar Corp. (a)	374,180	468,208
Etron Technology, Inc. (a)	12,445	5,368
Eva Airways Corp.	518,291	250,743
Excelsior Medical Co., Ltd.	72,344	120,065
Far Eastern New Century Corp.	2,630,850	2,493,778
Feng TAY Enterprise Co., Ltd.	15,747	79,023
Flytech Technology Co., Ltd.	8,854	22,710
Formosa Chemicals & Fibre Corp.	1,286,243	5,125,819
Formosa Petrochemical Corp.	59,000	237,057
Formosa Plastics Corp.	1,817,714	6,707,212
Founding Construction & Development Co., Ltd.	1,402,809	768,385
Foxconn Technology Co., Ltd.	516,223	1,263,107
Fubon Financial Holding Co., Ltd.	3,075,903	5,155,342
Fullerton Technology Co., Ltd.	371,000	292,653
Fwusow Industry Co., Ltd.	768,383	468,764
Giant Manufacturing Co., Ltd.	72,302	305,917
Grape King Bio, Ltd.	73,664	555,709
Great Wall Enterprise Co., Ltd.	373,300	498,941
HannStar Display Corp.	498,500	148,952
Himax Technologies, Inc. ADR (b)	23,323	173,990
Hiwin Technologies Corp.	29,548	348,895
Hocheng Corp. (a)	1,346,000	407,484
Holy Stone Enterprise Co., Ltd.	35,000	281,254
Hon Hai Precision Industry Co., Ltd.	4,869,495	13,288,354
Hong TAI Electric Industrial	892,000	330,603
Hota Industrial Manufacturing Co., Ltd.	9,574	46,475
Hotai Motor Co., Ltd.	72,433	637,888

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
HTC Corp. (a)	444,198	828,997
Hua Nan Financial Holdings Co., Ltd.	4,012,683	2,336,131
Hung Sheng Construction, Ltd.	454,000	608,292
Ibase Technology, Inc.	839,222	1,346,014
Innolux Corp.	1,798,820	646,049
Iron Force Industrial Co., Ltd.	6,000	17,220
Janfusun Fancyworld Corp. (a)	844,112	63,125
KEE TAI Properties Co., Ltd.	437,000	161,249
Kenda Rubber Industrial Co., Ltd.	4,766	5,252
Kerry TJ Logistics Co., Ltd.	443,000	577,570
Kindom Construction Corp.	386,000	279,797
Kung Long Batteries Industrial Co., Ltd.	9,000	42,803
Kuoyang Construction Co., Ltd. (a)	378,225	169,955
Kwong Fong Industries Corp.	55,776	32,564
Land Mark Optoelectronics Corp.	2,600	24,262
Largan Precision Co., Ltd.	28,000	4,123,522
Leofoo Development Co., Ltd. (a)	909,645	191,843
Li Cheng Enterprise Co., Ltd.	9,225	10,257
Lite-On Technology Corp.	1,287,265	1,557,967
Long Bon International Co., Ltd.	11,000	4,889
Long Chen Paper Co., Ltd.	1,814,165	1,547,085
Macronix International (a)	211,000	300,356
Makalot Industrial Co., Ltd.	4,139	18,599
MediaTek, Inc.	443,329	4,362,258
Medigen Biotechnology Corp. (a)	5,248	5,611
Mega Financial Holding Co., Ltd.	2,697,333	2,379,857
Merida Industry Co., Ltd.	2,100	10,504
Merry Electronics Co., Ltd.	13,356	58,263
Mosel Vitelic, Inc. (a)	759	1,150
Namchow Holdings Co., Ltd.	442,000	881,434
Nan Ya Plastics Corp.	1,809,486	5,175,301
Nanya Technology Corp.	3,982	10,866
National Petroleum Co., Ltd.	2,043,003	2,703,812
Neo Solar Power Corp. (a)	63,938	21,181
New Era Electronics Co., Ltd.	70,000	41,097
Newmax Technology Co., Ltd. (a)	67,185	122,742
Nexcom International Co., Ltd.	460,638	410,198
Novatek Microelectronics Corp.	362,225	1,633,597
OBI Pharma, Inc. (a)	3,000	15,350
Pacific Hospital Supply Co., Ltd.	68,000	159,247
Pan Jit International, Inc.	9,000	16,826
Parade Technologies, Ltd.	4,000	67,173
PChome Online, Inc.	3,519	14,832
Pegatron Corp.	444,686	914,503
Phytohealth Corp. (a)	9,000	6,730
Pihsiang Machinery Manufacturing Co., Ltd. (a)(d)	51,000	—
Pou Chen Corp.	1,616,462	1,876,864
Security Description	Shares	Value
Powertech Technology, Inc.	456,285	1,324,474
Promate Electronic Co., Ltd.	446,000	415,448
ProMOS Technologies, Inc. (a)(d)	257	—
Quanta Computer, Inc.	1,728,664	3,033,390
Radiant Opto-Electronics Corp.	14,000	28,011
Sampo Corp.	1,547,000	692,607
Sesoda Corp.	528,574	491,499
Shih Wei Navigation Co., Ltd. (a)	900,321	217,930
Shin Kong Financial Holding Co., Ltd.	2,177,663	839,252
Silicon Motion Technology Corp. ADR	6,363	336,539
Sinbon Electronics Co., Ltd.	464,068	1,267,916
Sino-American Silicon Products, Inc. (a)	114,000	459,911
Sinon Corp.	893,000	505,248
SinoPac Financial Holdings Co., Ltd.	5,787,907	2,088,229
Sinphar Pharmaceutical Co., Ltd.	509,524	365,993
Solar Applied Materials Technology Co. (a)	712,418	514,069
Solartech Energy Corp. (a)	10,041	3,557
Stark Technology, Inc.	301,747	389,945
Supreme Electronics Co., Ltd.	1,277,818	1,435,468
Ta Ya Electric Wire & Cable (a)	2,702,000	1,223,005
TA-I Technology Co., Ltd.	80,000	313,561
Tainan Enterprises Co., Ltd.	381,000	255,554
Taishin Financial Holding Co., Ltd.	5,338,615	2,521,477
Taisun Enterprise Co., Ltd. (a)	973,000	595,190
Taiwan Cement Corp.	2,178,533	3,026,088
Taiwan Chinsan Electronic Industrial Co., Ltd.	75,000	171,704
Taiwan Cogeneration Corp.	383,000	341,689
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	47,752
Taiwan FU Hsing Industrial Co., Ltd.	375,000	426,185
Taiwan Land Development Corp. (a)	1,377,750	407,606
Taiwan Mobile Co., Ltd.	4,000	14,497
Taiwan Paiho, Ltd.	385,433	811,611
Taiwan Pulp & Paper Corp.	2,225,000	1,364,695
Taiwan Sakura Corp.	471,200	607,382
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (g)	176,558	6,454,960
Taiwan Semiconductor Manufacturing Co., Ltd. (g)	4,910,500	34,869,648
Taiwan TEA Corp.	830,913	408,800
Taiwan Union Technology Corp.	775,000	2,732,588
Taiyen Biotech Co., Ltd.	436,500	425,927
Tatung Co., Ltd. (a)	1,264,885	1,124,305
TPK Holding Co., Ltd. (a)	8,000	16,898
Transasia Airways Corp. (a)(d)	361,784	—
Tripod Technology Corp.	456,320	1,254,231

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
TrueLight Corp.	9,100	10,402
Tung Thih Electronic Co., Ltd.	5,000	17,384
Uni-President Enterprises Corp.	893,993	2,269,546
United Microelectronics Corp. ADR	1,767,213	4,983,541
Unity Opto Technology Co., Ltd. (a)	12,759	5,126
Ve Wong Corp.	444,000	374,266
Visual Photonics Epitaxy Co., Ltd.	439,151	1,656,440
Wafer Works Corp. (a)	95,000	194,122
Walsin Technology Corp.	100,000	1,367,729
Wei Chuan Foods Corp. (a)	370,000	292,471
Wei Mon Industry Co., Ltd. (a)(d)	240,450	—
Weikeng Industrial Co., Ltd.	456,526	338,406
Win Semiconductors Corp.	79,000	568,755
Winbond Electronics Corp.	396,670	253,704
Wistron Corp.	1,285,911	955,307
Yageo Corp. (a)	75,000	2,767,437
Yulon Finance Corp	9,000	34,980
Zeng Hsing Industrial Co., Ltd.	70,350	297,658
Zenitron Corp.	910,000	746,183
		227,366,397
THAILAND — 3.1%
Advanced Info Service PCL (e)	755,115	4,216,610
Airports of Thailand PCL (e)	1,201,900	2,285,533
Bangkok Dusit Medical Services PCL (e)	352,300	265,847
Bangkok Expressway & Metro PCL (e)	22,087,708	4,966,901
Bangkok Land PCL (e)	4,791,300	268,995
Bank of Ayudhya PCL	157,200	180,308
Banpu PCL (e)	1,499,260	882,450
BEC World PCL (e)	180,600	42,792
BTS Group Holdings PCL (e)	224,500	59,632
Bumrungrad Hospital PCL (e)	46,300	232,688
Central Pattana PCL (e)	358,400	754,555
Central Plaza Hotel PCL (e)	267,500	347,193
CH Karnchang PCL (e)	45,048	32,498
Charoen Pokphand Foods PCL (e)	134,700	98,392
CP ALL PCL (e)	1,249,000	2,742,673
Electricity Generating PCL (e)	541,974	3,664,418
IRPC PCL (e)	6,229,258	1,090,543
Jasmine International PCL (e)	1,881,741	245,370
Kasikornbank PCL (e)	400,800	2,419,559
Krung Thai Bank PCL (e)	310,700	156,616
Land & Houses PCL (e)	481,200	164,128
Minor International PCL (e)	51,528	50,548
Pruksa Holding PCL (e)	180,100	103,287
PTT Exploration & Production PCL (e)	787,930	3,341,508
PTT Global Chemical PCL (e)	141,900	308,385
PTT PCL (e)	3,416,726	4,950,282
Quality Houses PCL (e)	1,676,983	155,904
Sansiri PCL (e)	1,746,433	81,180
Siam Cement PCL (e)	269,523	3,351,750
Security Description	Shares	Value
Siam Commercial Bank PCL (e)	803,202	2,872,908
Siam Future Development PCL (e)	1,214,113	287,678
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	590,466	315,462
Thai Airways International PCL (a)(e)	442,400	168,254
Thai Beverage PCL (b)	2,731,000	1,442,112
Thai Oil PCL (e)	763,595	1,792,017
Thaicom PCL (e)	270,400	57,133
Tisco Financial Group PCL NVDR	43,800	111,053
Tisco Financial Group PCL (e)	943,618	2,392,512
TMB Bank PCL (e)	31,132,917	2,161,356
Total Access Communication PCL (e)	45,800	50,804
True Corp. PCL (e)	3,465,410	554,382
TTCL PCL (a)(e)	45,600	9,772
U City PCL (a)(e)	56,905,200	51,529
		49,727,517
TURKEY — 1.0%
Akbank Turk A/S	704,759	1,156,856
Anadolu Efes Biracilik Ve Malt Sanayii A/S	151,479	780,342
Aselsan Elektronik Sanayi Ve Ticaret A/S	41,834	211,307
BIM Birlesik Magazalar A/S	27,618	404,817
Coca-Cola Icecek A/S	3,150	23,323
Dogan Sirketler Grubu Holding A/S (a)	1,006,248	213,058
Eregli Demir ve Celik Fabrikalari TAS	1,042,129	2,320,291
Haci Omer Sabanci Holding A/S	375,943	724,609
KOC Holding A/S	564,260	1,751,457
Migros Ticaret A/S (a)	5,853	26,242
Tupras Turkiye Petrol Rafinerileri A/S	65,174	1,536,452
Turk Hava Yollari AO (a)	185,064	546,967
Turkcell Iletisim Hizmetleri A/S	324,045	860,828
Turkiye Garanti Bankasi A/S	1,398,264	2,557,726
Turkiye Halk Bankasi A/S	72,136	116,521
Turkiye Is Bankasi A/S Class C	880,346	1,095,340
Turkiye Vakiflar Bankasi TAO	123,014	131,843
Ulker Biskuvi Sanayi A/S (a)	194,502	765,492
Yapi ve Kredi Bankasi A/S (a)	1,114,684	603,426
		15,826,897
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	635,531	1,221,526
Agthia Group PJSC	37,015	48,370
Air Arabia PJSC	1,468,201	391,318
Ajman Bank PJSC	618,021	161,524
Al Waha Capital PJSC	276,301	130,886
Aldar Properties PJSC	1,231,726	677,371
Arabtec Holding PJSC	195,018	101,407

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Bank of Sharjah (a)	236,889	69,007
DAMAC Properties Dubai Co. PJSC	1,020,825	569,727
Depa, Ltd.	126,773	39,000
Deyaar Development PJSC (a)	932,370	109,910
DP World, Ltd.	50,274	1,156,302
Dubai Financial Market PJSC	561,989	147,644
Dubai Investments PJSC	503,550	260,470
Emaar Malls PJSC	299,833	174,685
Emaar Properties PJSC	1,063,601	1,424,640
Eshraq Properties Co. PJSC (a)	716,442	117,029
First Abu Dhabi Bank PJSC	530,560	1,754,980
Gulf General Investment Co. (a)	484,376	34,286
Gulf Pharmaceutical Industries PSC	88,618	51,871
Invest bank PSC (a)	62,281	42,728
National Central Cooling Co. PJSC	832,360	376,167
Orascom Construction, Ltd. (a)	3,444	27,035
RAK Properties PJSC	1,110,270	193,451
Ras Al Khaimah Ceramics	89,005	58,882
SHUAA Capital PSC (a)	1,525,677	427,820
Union National Bank PJSC	233,113	236,086
Union Properties PJSC (a)	440,695	94,422
		10,098,544
UNITED KINGDOM — 0.0% (f)
Tiso Blackstar Group SE (a)	887	278
TOTAL COMMON STOCKS (Cost $1,669,697,752)		1,587,406,556

PREFERRED STOCKS — 0.0% (f)
SOUTH AFRICA — 0.0% (f)
Zambezi Platinum RF, Ltd. Preference Shares (Cost $154,345)	34,030	146,486
WARRANTS — 0.0% (f)
INDONESIA — 0.0% (f)
Medco Energi Internasional Tbk PT (expiring 12/11/20) (a)	1,696,566	43,332
MALAYSIA — 0.0% (f)
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	9,321
SOUTH AFRICA — 0.0% (f)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a)	335	128
THAILAND — 0.0% (f)
TTCL PCL (expiring date 5/10/19) (a) (e)	9,560	—
TOTAL WARRANTS (Cost $0)		52,781
Security Description	Shares	Value
RIGHTS — 0.0% (f)
CHINA — 0.0% (f)
Renhe Commercial Holdings Co., Ltd. (expiring 7/10/18) (a) (b) (Cost $0)	1,621,499	2,067
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (h) (i)	745,957	$ 745,957
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	23,909,128	23,909,128
TOTAL SHORT-TERM INVESTMENTS (Cost $24,655,085)		24,655,085
TOTAL INVESTMENTS — 100.8% (Cost $1,694,507,182)		1,612,262,975
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(12,230,432)
NET ASSETS — 100.0%		$ 1,600,032,543

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $33,416, representing less than 0.05% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $48,456,749 representing 3.0% of net assets.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIC	= Real Estate Investment Company
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

At June 30, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Index Futures	13	07/30/2018	$503,984	$503,880	$(104)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 104,409,414	$ —	$ —	$ 104,409,414
Chile	24,043,718	—	—	24,043,718
China	526,444,067	157,932	17,097	526,619,096
Colombia	8,718,849	351,129	—	9,069,978
Czech Republic	4,573,583	—	—	4,573,583
Egypt	5,524,534	—	—	5,524,534
Greece	2,893,570	31,535	—	2,925,105
Hong Kong	21,919,375	4,195	16,319	21,939,889
Hungary	9,342,955	—	—	9,342,955
India	202,887,858	228,668	0(a)	203,116,526
Indonesia	40,225,599	4,580	—	40,230,179
Macau	2,588	—	—	2,588
Malaysia	39,489,835	128	—	39,489,963
Mexico	54,625,081	—	—	54,625,081
Monaco	146,421	—	—	146,421
Netherlands	412,835	—	—	412,835
Peru	14,358,183	—	—	14,358,183
Philippines	20,715,526	—	—	20,715,526
Poland	15,992,972	—	—	15,992,972
Qatar	8,483,329	—	—	8,483,329
Russia	68,892,256	—	—	68,892,256
Singapore	119,466	—	—	119,466
South Africa	109,353,326	—	—	109,353,326
Taiwan	227,366,397	—	0(a)	227,366,397
Thailand	2,048,935	47,678,582	—	49,727,517
Turkey	15,826,897	—	—	15,826,897
United Arab Emirates	10,098,544	—	—	10,098,544
United Kingdom	278	—	—	278
Preferred Stocks
South Africa	146,486	—	—	146,486
Warrants
Indonesia	43,332	—	—	43,332
Malaysia	9,321	—	—	9,321
South Africa	128	—	—	128
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Thailand	$ —	$ —	$ —	$ 0
Rights
China	2,067	—	—	2,067
Short-Term Investments	24,655,085	—	—	24,655,085
TOTAL INVESTMENTS	$1,563,772,810	$48,456,749	$33,416	$1,612,262,975
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(104)	—	—	(104)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (104)	$ —	$ —	$ (104)

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$130,988,445	$130,242,488	$—	$—	745,957	$ 745,957	$ 37,696	$—
State Street Navigator Securities Lending Government Money Market Portfolio	8,647,800	8,647,800	142,753,044	127,491,716	—	—	23,909,128	23,909,128	259,522	—
Total		$8,647,800	$273,741,489	$257,734,204	$—	$—		$24,655,085	$297,218	$—
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
CHILE — 0.8%
Banco de Chile ADR	366	34,023
Banco de Credito e Inversiones SA	39,897	2,664,151
Embotelladora Andina SA Class B, Preference Shares	233,883	910,105
		3,608,279
CHINA — 12.1%
China Merchants Port Holdings Co., Ltd.	2,921,812	5,936,394
China Overseas Land & Investment, Ltd.	3,374,000	11,117,004
China Resources Land, Ltd.	3,470,000	11,698,691
China Telecom Corp., Ltd. Class H	24,802,000	11,602,055
China Zhongwang Holdings, Ltd. (a)	3,288,400	1,739,462
Far East Horizon, Ltd.	1,372,000	1,330,825
Guangdong Investment, Ltd.	3,840,000	6,098,618
Jiangsu Expressway Co., Ltd. Class H	1,914,000	2,281,054
		51,804,103
COLOMBIA — 1.4%
Bancolombia SA Preference Shares	422,094	5,133,554
Grupo Aval Acciones y Valores SA Preference Shares	2,149,061	900,019
		6,033,573
HONG KONG — 3.2%
Lee & Man Paper Manufacturing, Ltd.	6,627,000	6,706,866
Shenzhen International Holdings, Ltd.	1,648,437	3,412,247
Skyworth Digital Holdings, Ltd.	8,240,000	3,676,016
		13,795,129
INDIA — 0.4%
Infosys, Ltd.	99,489	1,898,154
INDONESIA — 3.5%
Bank Rakyat Indonesia Persero Tbk PT	36,164,900	7,167,363
Telekomunikasi Indonesia Persero Tbk PT	30,470,600	7,973,814
		15,141,177
MALAYSIA — 7.9%
Astro Malaysia Holdings Bhd	1,314,300	517,326
Bursa Malaysia Bhd	505,500	919,773
Inari Amertron Bhd	5,707,050	3,192,953
IOI Properties Group Bhd	1,348,500	534,125
Petronas Gas Bhd	362,200	1,551,197
Public Bank Bhd	2,279,100	13,179,794
Tenaga Nasional Bhd	3,823,000	13,855,358
Westports Holdings Bhd	325,400	273,080
		34,023,606
Security Description	Shares	Value
MEXICO — 0.4%
Bolsa Mexicana de Valores SAB de CV	470,225	797,115
Macquarie Mexico Real Estate Management SA de CV REIT (b)	961,595	963,271
		1,760,386
PHILIPPINES — 0.3%
DMCI Holdings, Inc.	3,863,500	760,140
Semirara Mining & Power Corp.	971,530	551,597
		1,311,737
POLAND — 0.7%
Asseco Poland SA	65,960	705,415
Polskie Gornictwo Naftowe i Gazownictwo SA	1,622,111	2,473,926
		3,179,341
QATAR — 0.6%
Qatar Electricity & Water Co. QSC	26,839	1,385,588
Qatar International Islamic Bank QSC	51,068	743,649
Qatar Islamic Bank SAQ	6,616	210,782
		2,340,019
RUSSIA — 6.3%
Gazprom PJSC ADR (c)	502,266	2,210,473
Gazprom PJSC ADR (c)	2,252,383	9,933,009
LUKOIL PJSC ADR	59,134	4,043,583
LUKOIL PJSC	156,594	10,827,531
		27,014,596
SOUTH AFRICA — 22.9%
AVI, Ltd.	409,094	3,229,473
Barclays Africa Group, Ltd.	697,617	8,143,128
FirstRand, Ltd.	1,306,465	6,089,926
Foschini Group, Ltd.	483,412	6,136,886
Growthpoint Properties, Ltd. REIT	3,518,473	6,851,476
JSE, Ltd.	95,702	1,131,911
Liberty Holdings, Ltd.	172,447	1,463,495
Life Healthcare Group Holdings, Ltd. (a)	2,282,821	4,143,846
MMI Holdings, Ltd.	905,302	1,167,109
Nedbank Group, Ltd.	420,989	7,665,877
Netcare, Ltd. (a)	2,213,648	4,460,809
Pick n Pay Stores, Ltd.	534,237	2,914,746
Rand Merchant Investment Holdings, Ltd.	777,706	2,124,949
Reunert, Ltd.	108,133	633,276
RMB Holdings, Ltd.	673,687	3,725,216
Sanlam, Ltd.	931,767	4,763,441
SPAR Group, Ltd.	231,729	3,134,861
Standard Bank Group, Ltd.	490,063	6,860,256
Tiger Brands, Ltd. (a)	123,074	2,975,775
Truworths International, Ltd.	938,596	5,290,035
Tsogo Sun Holdings, Ltd.	636,583	952,117
Vodacom Group, Ltd. (a)	844,845	7,568,702

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Woolworths Holdings, Ltd.	1,632,528	6,604,555
		98,031,865
TAIWAN — 22.2%
ASE Technology Holding Co., Ltd.	3,210,680	7,540,046
Cheng Shin Rubber Industry Co., Ltd.	2,241,000	3,370,118
Chin-Poon Industrial Co., Ltd.	1,035,000	1,310,363
FLEXium Interconnect, Inc.	2,097,864	6,467,987
Giant Manufacturing Co., Ltd.	194,000	820,834
Ginko International Co., Ltd.	210,000	1,715,073
Hua Nan Financial Holdings Co., Ltd.	3,984,900	2,319,956
Huaku Development Co., Ltd.	320,000	695,869
Kung Long Batteries Industrial Co., Ltd.	6,000	28,535
Lite-On Technology Corp.	5,052,000	6,114,397
Mega Financial Holding Co., Ltd.	5,798,000	5,115,575
Namchow Holdings Co., Ltd.	195,000	388,868
Phison Electronics Corp.	836,000	6,608,262
Pou Chen Corp.	2,156,000	2,503,318
Sercomm Corp.	607,000	1,411,558
Simplo Technology Co., Ltd.	353,800	2,077,183
Sinbon Electronics Co., Ltd.	703,000	1,920,721
Sitronix Technology Corp.	291,000	1,121,488
Taiwan Mobile Co., Ltd.	2,381,200	8,630,224
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	175,619	6,420,631
TTY Biopharm Co., Ltd.	639,000	2,043,475
TXC Corp.	175,000	218,976
Uni-President Enterprises Corp.	3,640,000	9,240,730
United Microelectronics Corp.	23,219,000	12,908,541
Wistron NeWeb Corp.	764,035	1,821,846
WPG Holdings, Ltd.	1,777,000	2,517,881
		95,332,455
THAILAND — 16.3%
Bangkok Bank PCL (d)	1,332,051	7,981,048
Bangkok Bank PCL NVDR	426,500	2,516,775
Delta Electronics Thailand PCL (d)	75,600	133,492
Delta Electronics Thailand PCL NVDR	490,200	865,581
Electricity Generating PCL (d)	33,000	223,121
Electricity Generating PCL NVDR	266,000	1,798,491
Glow Energy PCL (d)	45,000	128,698
Glow Energy PCL NVDR	890,500	2,546,782
Major Cineplex Group PCL (d)	719,900	534,547
Major Cineplex Group PCL NVDR	855,900	635,531
Pruksa Holding PCL NVDR	37,000	21,219
PTT Global Chemical PCL (d)	8,600	18,690
Security Description	Shares	Value
PTT Global Chemical PCL NVDR	4,684,300	10,321,579
PTT PCL NVDR	9,873,030	14,304,420
Ratchaburi Electricity Generating Holding PCL (d)	817,300	1,264,311
Siam Cement PCL (d)	190,200	2,365,300
Siam Cement PCL NVDR	720,000	8,997,283
Thai Beverage PCL (a)	8,573,500	4,527,261
Thai Vegetable Oil PCL (d)	19,500	15,598
Thai Vegetable Oil PCL NVDR	991,737	793,270
Thanachart Capital PCL NVDR	2,352,800	3,320,054
Thanachart Capital PCL (d)	254,400	358,986
Tisco Financial Group PCL NVDR	2,190,300	5,553,432
Tisco Financial Group PCL (d)	217,900	552,478
		69,777,947
TURKEY — 0.3%
Enka Insaat ve Sanayi A/S	1,114,967	1,136,579
TOTAL COMMON STOCKS (Cost $427,241,218)		426,188,946

SHORT-TERM INVESTMENT — 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio (e) (f) (Cost $19,440,894)	19,440,894	$ 19,440,894
TOTAL INVESTMENTS — 103.9% (Cost $446,682,112)		445,629,840
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(16,526,800)
NET ASSETS — 100.0%		$ 429,103,040

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $13,576,269 representing 3.2% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chile	$ 3,608,279	$ —	$—	$ 3,608,279
China	51,804,103	—	—	51,804,103
Colombia	6,033,573	—	—	6,033,573
Hong Kong	13,795,129	—	—	13,795,129
India	1,898,154	—	—	1,898,154
Indonesia	15,141,177	—	—	15,141,177
Malaysia	34,023,606	—	—	34,023,606
Mexico	1,760,386	—	—	1,760,386
Philippines	1,311,737	—	—	1,311,737
Poland	3,179,341	—	—	3,179,341
Qatar	2,340,019	—	—	2,340,019
Russia	27,014,596	—	—	27,014,596
South Africa	98,031,865	—	—	98,031,865
Taiwan	95,332,455	—	—	95,332,455
Thailand	56,201,678	13,576,269	—	69,777,947
Turkey	1,136,579	—	—	1,136,579
Short-Term Investment	19,440,894	—	—	19,440,894
TOTAL INVESTMENTS	$432,053,571	$13,576,269	$—	$445,629,840
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,195	$ 26,195	$ 40,536,482	$ 40,562,677	$—	$—	—	$ —	$ 7,980	$—
State Street Navigator Securities Lending Government Money Market Portfolio	16,561,043	16,561,043	113,403,200	110,523,349	—	—	19,440,894	19,440,894	81,514	—
Total		$16,587,238	$153,939,682	$151,086,026	$—	$—		$19,440,894	$89,494	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 5.8%
88 Energy, Ltd. (a)	4,227,258	71,836
Abacus Property Group REIT	40,758	113,530
AGL Energy, Ltd.	92,960	1,544,005
Alumina, Ltd.	915,407	1,893,775
Amcor, Ltd.	254,000	2,704,294
AMP, Ltd.	514,711	1,353,847
Ansell, Ltd.	81,110	1,629,445
APA Group	377,710	2,748,849
Aristocrat Leisure, Ltd.	164,552	3,756,798
Atlassian Corp. PLC Class A (a)	15,993	999,882
Australia & New Zealand Banking Group, Ltd.	381,378	7,957,497
Bendigo & Adelaide Bank, Ltd.	79,742	638,664
BHP Billiton PLC	260,436	5,865,923
BHP Billiton, Ltd.	435,455	10,910,063
BlueScope Steel, Ltd.	117,045	1,492,622
Boral, Ltd.	94,718	456,985
Brambles, Ltd.	370,266	2,429,310
BWP Trust REIT	564,549	1,355,630
Caltex Australia, Ltd.	37,313	897,086
carsales.com, Ltd.	50,171	560,481
Challenger, Ltd.	91,974	803,907
Coca-Cola Amatil, Ltd.	87,389	594,020
Cochlear, Ltd.	7,649	1,131,253
Commonwealth Bank of Australia	233,372	12,564,746
Computershare, Ltd.	66,975	911,999
CSL, Ltd.	70,486	10,031,374
CSR, Ltd.	330,601	1,121,174
Dexus REIT	151,636	1,087,872
Domain Holdings Australia, Ltd.	22,371	53,223
Fairfax Media, Ltd. (b)	223,878	124,059
Fortescue Metals Group, Ltd.	236,963	768,602
Goodman Group REIT	218,863	1,555,620
GPT Group REIT	243,794	911,443
GWA Group, Ltd.	303,306	761,932
Harvey Norman Holdings, Ltd. (b)	80,913	198,478
Healthscope, Ltd.	286,378	467,615
Iluka Resources, Ltd.	74,840	618,204
Incitec Pivot, Ltd.	231,603	621,165
Infigen Energy (a)	217,028	105,832
Ingenia Communities Group REIT	206,635	470,230
Insurance Australia Group, Ltd.	588,492	3,708,906
LendLease Group	78,054	1,142,446
Macquarie Group, Ltd.	62,243	5,686,445
Medibank Pvt, Ltd.	380,628	821,183
Mirvac Group REIT	249,139	399,446
National Australia Bank, Ltd.	339,282	6,871,096
Newcrest Mining, Ltd.	120,392	1,939,145
Oil Search, Ltd.	161,647	1,062,952
OneMarket, Ltd. (a)	126,400	119,540
Orica, Ltd.	42,222	553,724
Origin Energy, Ltd. (a)	311,179	2,306,043
Orora, Ltd.	260,689	687,618
Security Description	Shares	Value
OZ Minerals, Ltd.	66,255	461,133
Perpetual, Ltd.	41,891	1,287,568
QBE Insurance Group, Ltd.	186,787	1,344,193
Ramsay Health Care, Ltd.	17,864	712,472
REA Group, Ltd.	7,214	484,343
Resapp Health, Ltd. (a)	1,040,556	103,790
Santos, Ltd. (a)	346,870	1,606,906
Scentre Group REIT	722,535	2,343,579
SEEK, Ltd.	48,998	789,569
Sonic Healthcare, Ltd.	84,613	1,533,525
South32, Ltd. (c)	252,281	678,139
South32, Ltd. (c)	437,254	1,166,265
Stockland REIT	344,146	1,009,461
Suncorp Group, Ltd.	177,842	1,917,105
Sydney Airport (b)	153,478	811,924
Tabcorp Holdings, Ltd.	426,111	1,404,151
Telstra Corp., Ltd.	599,455	1,160,417
TPG Telecom, Ltd. (b)	32,510	124,183
Transurban Group Stapled Security	258,390	2,285,210
Treasury Wine Estates, Ltd.	173,095	2,224,028
Vicinity Centres REIT	451,552	864,099
Wesfarmers, Ltd.	163,466	5,961,544
Westpac Banking Corp.	441,591	9,559,694
Woodside Petroleum, Ltd.	141,028	3,694,879
Woolworths Group, Ltd.	227,240	5,124,193
WorleyParsons, Ltd.	74,445	961,464
		159,195,648
AUSTRIA — 0.3%
ams AG (a)	8,448	627,719
ANDRITZ AG	4,924	261,350
Erste Group Bank AG (a)	48,766	2,035,490
OMV AG	48,387	2,743,927
Raiffeisen Bank International AG	18,298	561,655
Voestalpine AG	43,119	1,986,055
		8,216,196
BELGIUM — 1.1%
Ackermans & van Haaren NV	3,105	534,724
Aedifica SA REIT	9,898	902,556
Ageas	63,836	3,220,517
Anheuser-Busch InBev SA	134,129	13,546,106
Bekaert SA	13,482	437,597
Celyad SA (a)	3,437	102,087
Colruyt SA	8,581	489,616
Galapagos NV (a)	5,891	542,953
Gimv NV	2,646	161,263
Groupe Bruxelles Lambert SA	11,165	1,177,385
KBC Group NV	46,697	3,604,936
Proximus SADP	19,657	443,175
Solvay SA	10,260	1,295,536
UCB SA	32,254	2,535,901
Umicore SA	27,242	1,563,285
		30,557,637
BERMUDA — 0.0% (d)
China Eco-Farming, Ltd.	10,060,000	111,558

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
CANADA — 8.3%
AGF Management, Ltd. Class B	91,597	484,637
Agnico Eagle Mines, Ltd.	31,423	1,439,708
Aimia, Inc.	58,900	103,879
Air Canada (a)	36,303	586,445
Alamos Gold, Inc. Class A	52,807	300,676
Algonquin Power & Utilities Corp. (b)	36,733	354,638
Alimentation Couche-Tard, Inc. Class B	57,968	2,516,669
AltaGas, Ltd. (b)	20,095	414,747
Aphria, Inc. (a)	12,700	114,599
ARC Resources, Ltd.	51,317	529,769
Atco, Ltd. Class I (b)	10,260	316,508
Athabasca Oil Corp. (a)(b)	47,177	64,555
Aurora Cannabis, Inc. (a)	52,000	367,631
B2Gold Corp. (a)	152,893	396,340
Badger Daylighting, Ltd. (b)	9,010	216,920
Bank of Montreal	83,071	6,417,329
Bank of Nova Scotia (b)	164,795	9,325,584
Barrick Gold Corp. (b)	165,993	2,179,254
BCE, Inc.	37,695	1,525,624
BlackBerry, Ltd. (a)	88,905	856,981
Bombardier, Inc. Class B (a)	330,446	1,306,260
Brookfield Asset Management, Inc. Class A (b)	145,074	5,881,483
CAE, Inc.	39,651	823,193
Cameco Corp.	91,885	1,033,091
Canadian Imperial Bank of Commerce (b)	61,080	5,310,053
Canadian National Railway Co.	107,801	8,812,073
Canadian Natural Resources, Ltd.	179,663	6,480,679
Canadian Pacific Railway, Ltd.	27,366	5,011,986
Canadian Solar, Inc. (a)(b)	6,256	76,573
Canadian Tire Corp., Ltd. Class A (b)	11,589	1,511,781
Canadian Utilities, Ltd. Class A	16,090	406,088
Canadian Western Bank (b)	61,028	1,607,526
Canopy Growth Corp. (a)(b)	23,636	690,330
CCL Industries, Inc. Class B	16,585	812,576
Cenovus Energy, Inc.	105,832	1,098,185
CES Energy Solutions Corp. (b)	43,119	147,177
CGI Group, Inc. Class A (a)	58,429	3,700,422
CI Financial Corp.	33,169	595,829
Cineplex, Inc. (b)	8,581	190,348
Constellation Software, Inc.	2,717	2,105,833
Crescent Point Energy Corp. (b)	97,856	718,605
CT Real Estate Investment Trust	40,087	393,115
Detour Gold Corp. (a)	26,487	237,999
Dollarama, Inc.	46,861	1,815,376
ECN Capital Corp.	43,091	115,634
eCobalt Solutions, Inc. (a)	88,900	71,636
Eldorado Gold Corp. (a)(b)	71,411	72,201
Element Fleet Management Corp. (b)	53,019	249,084
Emera, Inc.	20,113	654,405
Empire Co., Ltd. Class A	22,162	444,605
Security Description	Shares	Value
Enbridge Income Fund Holdings, Inc. (b)	13,376	327,829
Enbridge, Inc. (b)	218,707	7,814,230
Encana Corp. (b)	129,788	1,694,067
Enerplus Corp. (b)	21,502	271,012
Exchange Income Corp. (b)	19,674	479,193
Fairfax Financial Holdings, Ltd.	5,296	2,965,792
Finning International, Inc.	19,193	473,460
Firm Capital Mortgage Investment Corp.	80,013	801,681
First Capital Realty, Inc.	18,438	289,581
First Majestic Silver Corp. (a)(b)	37,782	288,079
First Quantum Minerals, Ltd.	92,010	1,354,847
Fortis, Inc. (b)	55,728	1,780,144
Franco-Nevada Corp.	23,391	1,706,159
George Weston, Ltd. (b)	6,338	516,792
Gildan Activewear, Inc.	31,869	897,114
Goldcorp, Inc.	129,090	1,771,314
Gran Tierra Energy, Inc.	68,729	237,726
Great-West Lifeco, Inc.	41,767	1,026,196
H&R Real Estate Investment Trust	18,438	282,012
Home Capital Group, Inc. (a)(b)	9,406	107,328
Husky Energy, Inc. (b)	82,201	1,280,397
Hydro One, Ltd. (e)	22,869	348,394
IAMGOLD Corp. (a)	116,161	676,417
Imperial Oil, Ltd. (b)	34,027	1,130,396
Industrial Alliance Insurance & Financial Services, Inc.	13,912	536,724
Innergex Renewable Energy, Inc. (b)	69,536	730,010
Intact Financial Corp.	19,326	1,369,987
Inter Pipeline, Ltd.	46,261	866,526
International Petroleum Corp. (a)	10,279	68,940
K-Bro Linen, Inc.	19,193	546,704
Keyera Corp. (b)	23,681	658,521
Kinross Gold Corp. (a)	150,946	568,005
Linamar Corp.	6,790	298,400
Loblaw Cos., Ltd.	26,094	1,340,951
Lundin Mining Corp.	101,530	564,206
Magna International, Inc.	53,983	3,137,740
Manulife Financial Corp.	285,927	5,134,057
Maxar Technologies, Ltd.	6,256	313,882
Methanex Corp.	11,597	819,535
Metro, Inc.	33,759	1,146,900
National Bank of Canada (b)	51,502	2,471,250
New Gold, Inc. (a)	82,229	171,278
Nutrien, Ltd.	115,524	6,280,951
Obsidian Energy, Ltd. (a)(b)	70,138	79,445
Onex Corp.	11,205	821,902
Open Text Corp. (b)	30,034	1,056,424
Pan American Silver Corp.	20,540	367,408
Parex Resources, Inc. (a)	50,077	944,856
Pembina Pipeline Corp.	54,103	1,872,598
Pengrowth Energy Corp. (a)(b)	63,237	45,188
Peyto Exploration & Development Corp. (b)	18,294	140,739

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Power Corp. of Canada	51,317	1,148,483
Power Financial Corp.	42,721	998,647
PrairieSky Royalty, Ltd. (b)	28,246	557,211
Precision Drilling Corp. (a)(b)	42,571	140,776
Quebecor, Inc. Class B	22,734	465,240
Restaurant Brands International, Inc.	31,389	1,892,240
RioCan Real Estate Investment Trust	21,457	393,923
Ritchie Bros Auctioneers, Inc. (b)	14,731	502,139
Rogers Communications, Inc. Class B	77,615	3,684,124
Royal Bank of Canada	194,847	14,662,590
Russel Metals, Inc.	8,109	165,638
Saputo, Inc.	36,071	1,196,928
Secure Energy Services, Inc. (b)	26,398	145,691
SEMAFO, Inc. (a)	63,411	183,660
Seven Generations Energy, Ltd. Class A (a)	23,952	263,837
Shaw Communications, Inc. Class B (b)	112,180	2,283,766
Sherritt International Corp. (a)(b)	98,482	83,101
Shopify, Inc. Class A (a)	12,410	1,808,599
SNC-Lavalin Group, Inc. (b)	27,347	1,207,014
Stantec, Inc. (b)	10,689	274,731
Stars Group, Inc. (a)	25,536	925,582
Sun Life Financial, Inc.	106,328	4,270,256
Suncor Energy, Inc.	264,786	10,768,977
Teck Resources, Ltd. Class B	80,837	2,058,027
TELUS Corp.	64,708	2,297,209
Thomson Reuters Corp.	58,341	2,352,800
TMX Group, Ltd.	6,747	442,021
Toromont Industries, Ltd.	10,689	462,029
Toronto-Dominion Bank	270,722	15,659,460
Tourmaline Oil Corp. (b)	17,459	311,766
TransCanada Corp. (b)	121,988	5,274,756
Trinidad Drilling, Ltd. (a)(b)	31,341	44,553
Turquoise Hill Resources, Ltd. (a)	131,005	370,473
Valeant Pharmaceuticals International, Inc. (a)	46,284	1,076,659
Vermilion Energy, Inc. (b)	15,290	551,065
Waste Connections, Inc.	35,377	2,663,259
West Fraser Timber Co., Ltd.	5,741	394,924
Wheaton Precious Metals Corp.	54,871	1,210,503
Whitecap Resources, Inc. (b)	49,638	336,215
Yamana Gold, Inc.	160,831	468,268
Yellow Pages, Ltd. (a)(b)	15,612	107,170
		225,864,236
CAYMAN ISLANDS — 0.0% (d)
China Netcom Technology Holdings, Ltd.	40,000	688
CHILE — 0.0% (d)
Antofagasta PLC	47,283	618,011
Security Description	Shares	Value
CHINA — 0.1%
APT Satellite Holdings, Ltd.	528,000	216,706
BOC Hong Kong Holdings, Ltd.	466,500	2,197,092
China Everbright Water, Ltd.	313,550	91,984
Chong Hing Bank, Ltd.	1,385	2,690
ENN Energy Holdings, Ltd.	38,000	373,682
Fosun International, Ltd.	264,000	496,675
HC International, Inc. (b)	201,500	118,145
Sino Grandness Food Industry Group, Ltd. (a)(b)	992,545	149,228
		3,646,202
DENMARK — 1.4%
Ambu A/S Class B	5,018	169,219
AP Moller - Maersk A/S Class A	442	524,665
AP Moller - Maersk A/S Class B	885	1,102,246
Bavarian Nordic A/S (a)	5,457	160,935
Carlsberg A/S Class B	14,296	1,683,754
Chr. Hansen Holding A/S	13,380	1,235,787
Coloplast A/S Class B	12,025	1,201,840
Danske Bank A/S	137,864	4,315,339
DSV A/S	24,200	1,955,264
FLSmidth & Co. A/S	25,296	1,513,836
Genmab A/S (a)	7,527	1,161,575
GN Store Nord A/S	19,715	898,397
H&H International A/S Class B (a)	12,626	199,832
ISS A/S	24,677	848,024
Jyske Bank A/S	6,632	363,739
NNIT A/S (e)	1,278	31,802
Novo Nordisk A/S Class B	269,708	12,510,157
Novozymes A/S Class B	30,051	1,524,330
Orsted A/S (e)	27,780	1,680,338
Pandora A/S	16,958	1,184,655
SimCorp A/S	5,407	438,050
TK Development A/S (a)	13,237	14,313
Vestas Wind Systems A/S	37,198	2,302,470
Zealand Pharma A/S (a)	13,194	173,673
		37,194,240
FINLAND — 0.9%
Amer Sports Oyj (a)	18,437	581,636
Caverion Oyj (a)(b)	36,004	256,002
Elisa Oyj	21,006	972,929
Fortum Oyj	61,813	1,475,151
Kemira Oyj	13,563	180,366
Kesko Oyj Class B	10,325	631,680
Kone Oyj Class B	52,795	2,691,239
Konecranes Oyj	9,444	389,671
Metso Oyj	17,414	583,521
Neste Oyj	17,434	1,367,861
Nokia Oyj (b)(c)	544,827	3,136,037
Nokia Oyj (c)	292,603	1,686,963
Nokian Renkaat Oyj	15,289	604,067
Orion Oyj Class B	13,859	373,621
Sampo Oyj Class A	65,477	3,195,514
Sanoma Oyj	10,855	110,135
Stockmann Oyj Abp Class B (a)(b)	4,895	22,889

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Stora Enso Oyj Class R	77,293	1,512,481
Tikkurila Oyj	4,911	84,288
UPM-Kymmene Oyj	70,923	2,535,525
Valmet Oyj	18,085	348,822
Wartsila Oyj Abp	61,822	1,214,795
YIT Oyj (b)	17,138	102,148
		24,057,341
FRANCE — 8.1%
Accor SA	48,568	2,382,769
Adocia (a)	4,035	87,155
Aeroports de Paris	4,442	1,004,578
Air Liquide SA	54,766	6,886,561
Airbus SE	86,060	10,074,064
Albioma SA	43,854	989,218
Alstom SA	43,227	1,986,488
Arkema SA	5,895	697,907
Atos SE	11,430	1,560,710
AXA SA	237,899	5,837,107
BNP Paribas SA	150,647	9,355,482
Bollore SA	72,946	339,310
Bourbon Corp. (a)(b)	53,230	294,896
Bouygues SA	44,455	1,915,757
Bureau Veritas SA	30,540	815,119
Capgemini SE	21,513	2,893,538
Carrefour SA	125,229	2,027,949
Casino Guichard Perrachon SA	19,199	745,325
CGG SA (a)	22,521	55,902
Christian Dior SE	373	155,995
Cie de Saint-Gobain	90,210	4,030,777
Cie Generale des Etablissements Michelin SCA	21,044	2,562,644
Cie Plastic Omnium SA	9,865	417,063
Covivio REIT	7,145	743,285
Credit Agricole SA	164,319	2,193,813
Danone SA	88,096	6,466,590
Dassault Systemes SE	13,935	1,952,378
Edenred	52,484	1,658,175
Eiffage SA	7,217	785,154
Electricite de France SA	57,598	792,188
Elis SA	25,116	575,927
Engie SA	223,479	3,425,919
Essilor International Cie Generale d'Optique SA	27,768	3,919,644
Eutelsat Communications SA	11,689	242,448
Faurecia SA	7,629	544,411
Gecina SA REIT	5,808	971,736
Getlink	55,794	765,096
Groupe Fnac SA (a)(c)	4,060	386,094
Groupe Fnac SA (a)(c)	1,233	117,866
Hermes International	4,917	3,007,055
Iliad SA	3,100	489,887
Ingenico Group SA	7,278	654,302
Ipsen SA	4,881	765,636
Kering SA	10,319	5,826,390
Klepierre SA REIT	26,026	979,970
Lagardere SCA	42,591	1,124,331
Legrand SA	37,418	2,747,938
L'Oreal SA	29,503	7,285,380
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	34,626	11,529,953
Nanobiotix (a)	11,497	185,510
Natixis SA	64,133	455,112
Nexans SA (b)	13,397	461,899
Onxeo SA (a)	41,294	52,359
Orange SA	285,958	4,789,371
Orpea	6,267	836,338
Pernod Ricard SA (b)	28,678	4,684,274
Peugeot SA	82,610	1,886,588
Publicis Groupe SA	46,197	3,179,066
Renault SA (b)	33,002	2,806,249
Rexel SA	40,478	582,008
Rubis SCA	12,046	752,441
Safran SA	46,833	5,689,443
Sanofi	164,796	13,208,785
Schneider Electric SE (c)	80,221	6,689,345
Schneider Electric SE (c)	2,000	166,936
SCOR SE	25,085	931,944
SEB SA	3,590	627,049
Societe BIC SA	3,636	337,070
Societe Generale SA	113,983	4,806,217
Sodexo SA	13,856	1,385,124
Suez	53,394	692,288
Technicolor SA (a)(b)	64,990	79,977
Teleperformance	7,972	1,408,257
Television Francaise 1	16,182	170,607
Thales SA	13,893	1,789,963
TOTAL SA	352,015	21,458,064
Ubisoft Entertainment SA (a)	21,710	2,382,160
Unibail-Rodamco-Westfield (a)(c)	100,120	1,085,193
Unibail-Rodamco-Westfield (c)	480	105,668
Unibail-Rodamco-Westfield (b)(c)	12,910	2,842,029
Valeo SA	52,593	2,874,981
Vallourec SA (a)(b)	68,214	404,429
Veolia Environnement SA	117,501	2,514,662
Vinci SA	64,465	6,198,920
Vivendi SA	164,372	4,030,165
Wendel SA	3,989	549,568
		220,167,939
GERMANY — 7.3%
1&1 Drillisch AG	5,876	334,519
Aareal Bank AG	6,792	298,723
adidas AG	27,254	5,948,828
Allianz SE	47,559	9,829,484
Aurubis AG	3,974	303,910
Axel Springer SE	8,502	614,948
BASF SE	123,654	11,825,534
Bayer AG	124,010	13,660,742
Bayerische Motoren Werke AG	38,840	3,520,339
Bayerische Motoren Werke AG Preference Shares	5,893	469,930
Bechtle AG	3,616	279,065
Beiersdorf AG	13,832	1,570,383
Bilfinger SE	17,529	891,499
Brenntag AG	21,436	1,194,318

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
CECONOMY AG	22,375	186,473
Commerzbank AG (a)	126,114	1,209,024
Continental AG	14,202	3,242,523
Covestro AG (e)	11,585	1,033,662
CTS Eventim AG & Co. KGaA	6,365	313,459
Daimler AG	113,211	7,287,059
Delivery Hero AG (a)(e)	8,554	455,218
Deutsche Bank AG	279,082	3,004,918
Deutsche Boerse AG	31,897	4,251,101
Deutsche EuroShop AG	8,571	302,814
Deutsche Lufthansa AG	25,225	606,700
Deutsche Post AG	163,273	5,331,906
Deutsche Telekom AG (a)	462,635	7,167,787
Deutsche Wohnen SE	46,502	2,247,748
DMG Mori AG	9,856	537,395
Duerr AG	6,398	297,231
E.ON SE	278,346	2,974,894
Epigenomics AG	7,988	20,611
Evonik Industries AG	16,637	569,722
Evotec AG (a)	16,080	276,638
Fielmann AG	3,512	243,156
Fraport AG Frankfurt Airport Services Worldwide	7,148	689,518
Freenet AG	17,851	472,904
Fresenius Medical Care AG & Co. KGaA	29,639	2,989,182
Fresenius SE & Co. KGaA	54,671	4,391,583
Fuchs Petrolub SE Preference Shares	9,482	467,627
GEA Group AG	24,254	818,100
Gerresheimer AG	5,808	471,289
Grand City Properties SA	14,305	371,448
GRENKE AG	3,514	401,456
Hamborner REIT AG	64,234	683,218
Hannover Rueck SE	8,166	1,018,254
HeidelbergCement AG	19,636	1,652,508
Hella GmbH & Co. KGaA	5,906	330,987
Henkel AG & Co. KGaA Preference Shares	27,287	3,488,555
Henkel AG & Co. KGaA	17,102	1,901,899
HOCHTIEF AG	2,239	404,670
HUGO BOSS AG	8,974	814,738
Infineon Technologies AG	155,827	3,971,661
Innogy SE (e)	18,756	803,459
Jungheinrich AG Preference Shares	6,365	236,023
KION Group AG	10,413	749,401
Krones AG	2,166	279,951
KS AG	29,095	718,463
Lanxess AG	12,587	981,690
LEG Immobilien AG	8,078	877,881
Leoni AG	4,448	225,907
Linde AG	25,218	6,018,208
MAN SE	12,968	1,467,900
Merck KGaA	28,673	2,799,361
METRO AG	22,375	276,522
MorphoSys AG (a)	3,086	378,321
MTU Aero Engines AG	7,104	1,365,238
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,253	4,281,181
Norma Group SE	6,756	463,418
OSRAM Licht AG	10,808	441,661
Porsche Automobil Holding SE Preference Shares	24,124	1,536,736
ProSiebenSat.1 Media SE	30,536	774,725
Puma SE	1,218	712,460
QIAGEN NV (a)	31,846	1,160,073
Rational AG	446	291,087
Rheinmetall AG	5,843	645,088
RWE AG	74,206	1,691,631
Salzgitter AG	13,955	608,550
SAP SE	134,696	15,561,311
Sartorius AG Preference Shares	6,330	946,735
Schaeffler AG Preference Shares	22,442	292,154
Scout24 AG (e)	9,875	523,903
Siemens AG	112,119	14,821,018
Siltronic AG	2,723	389,616
Software AG	6,816	317,605
Stabilus SA	3,205	288,321
STADA Arzneimittel AG	10,316	968,856
Symrise AG	16,960	1,487,104
TAG Immobilien AG	19,721	433,566
Telefonica Deutschland Holding AG	69,999	275,912
ThyssenKrupp AG	71,316	1,733,578
TUI AG	65,604	1,439,953
Uniper SE	27,805	829,124
United Internet AG	16,988	973,073
Volkswagen AG	5,342	882,543
Volkswagen AG Preference Shares	22,609	3,754,203
Vonovia SE	63,185	3,006,934
Wacker Chemie AG	2,164	283,356
Wirecard AG	18,442	2,970,335
Zalando SE (a)	15,261	852,947
		200,458,940
HONG KONG — 2.9%
AIA Group, Ltd.	1,705,800	14,915,382
ASM Pacific Technology, Ltd.	41,000	518,415
Ban Loong Holdings, Ltd. (a)	586,000	14,341
Bank of East Asia, Ltd.	185,222	740,137
China Water Industry Group, Ltd. (a)(b)	1,988,000	372,491
China Youzan, Ltd. (a)	892,000	106,875
CK Asset Holdings, Ltd.	442,348	3,512,645
CK Hutchison Holdings, Ltd.	442,348	4,691,044
CK Infrastructure Holdings, Ltd.	26,000	192,710
CLP Holdings, Ltd.	234,500	2,525,700
Dah Sing Banking Group, Ltd.	369,325	773,914
Dah Sing Financial Holdings, Ltd.	184,885	1,079,318
Dairy Farm International Holdings, Ltd.	43,600	383,244
Esprit Holdings, Ltd. (a)(b)	490,719	152,618

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Galaxy Entertainment Group, Ltd.	420,000	3,252,204
Hang Lung Group, Ltd.	436,000	1,222,619
Hang Lung Properties, Ltd.	387,000	798,126
Hang Seng Bank, Ltd.	93,600	2,340,761
Henderson Land Development Co., Ltd.	196,245	1,038,075
HK Electric Investments & HK Electric Investments, Ltd. (b)(e)	256,000	244,075
HKT Trust & HKT, Ltd.	419,900	536,285
Hong Kong & China Gas Co., Ltd.	1,354,856	2,593,852
Hong Kong Exchanges & Clearing, Ltd.	178,024	5,355,163
Hongkong Land Holdings, Ltd.	311,300	2,225,795
Hysan Development Co., Ltd.	26,841	149,849
Jardine Matheson Holdings, Ltd.	42,805	2,700,995
Jardine Strategic Holdings, Ltd.	38,200	1,393,536
Kerry Properties, Ltd.	29,000	138,800
Landing International Development, Ltd. (a)	6,600,000	100,950
Li & Fung, Ltd.	1,010,000	370,763
Link REIT	420,351	3,838,932
Melco International Development, Ltd.	34,000	104,659
Melco Resorts & Entertainment, Ltd. ADR	20,115	563,220
MTR Corp., Ltd.	217,179	1,201,406
New World Development Co., Ltd.	864,516	1,216,534
Noble Group, Ltd. (a)	50,140	4,964
NWS Holdings, Ltd.	72,000	124,628
Pacific Basin Shipping, Ltd. (a)	3,564,000	976,694
PCCW, Ltd.	489,000	275,495
Power Assets Holdings, Ltd.	212,500	1,485,654
Sands China, Ltd.	355,600	1,901,410
Shangri-La Asia, Ltd.	60,000	112,881
Sino Land Co., Ltd.	965,938	1,571,021
SJM Holdings, Ltd.	57,000	70,910
Summit Ascent Holdings, Ltd. (a)	598,000	57,167
Sun Hung Kai Properties, Ltd.	307,509	4,640,787
Sundart Holdings, Ltd.	82,000	46,616
Swire Pacific, Ltd. Class A	25,500	270,099
Swire Properties, Ltd.	167,400	618,779
Techtronic Industries Co., Ltd.	210,500	1,173,849
Tou Rong Chang Fu Group, Ltd. (a)	3,344,000	50,296
Vision Fame International Holding, Ltd. (a)	2,652,000	48,000
VTech Holdings, Ltd.	37,000	427,044
Wharf Holdings, Ltd.	393,000	1,262,337
Wharf Real Estate Investment Co., Ltd.	133,000	946,797
Wheelock & Co., Ltd.	34,000	236,838
Yue Yuen Industrial Holdings, Ltd.	34,000	95,992
		77,763,691
Security Description	Shares	Value
IRELAND — 0.6%
AerCap Holdings NV (a)	11,229	608,050
Bank of Ireland Group PLC	124,294	970,124
C&C Group PLC	55,180	208,738
CRH PLC	112,248	3,977,526
Glanbia PLC	16,967	314,976
Green REIT PLC	90,961	157,178
Greencore Group PLC	111,312	273,198
Irish Bank Resolution Corp., Ltd. (f)	5,635	—
James Hardie Industries PLC	57,552	964,406
Kerry Group PLC Class A	20,985	2,195,294
Kingspan Group PLC	19,641	983,318
Paddy Power Betfair PLC	11,587	1,285,199
Ryanair Holdings PLC ADR (a)(b)	16,989	1,940,654
Smurfit Kappa Group PLC	26,402	1,069,651
UDG Healthcare PLC	33,596	366,373
		15,314,685
ISRAEL — 0.6%
Bank Hapoalim BM	148,239	1,002,285
Bank Leumi Le-Israel BM	191,592	1,130,537
Bezeq The Israeli Telecommunication Corp., Ltd.	291,706	328,000
Check Point Software Technologies, Ltd. (a)(b)	19,761	1,930,255
Israel Chemicals, Ltd.	60,464	275,846
Mazor Robotics, Ltd. (a)	21,437	591,479
Nice, Ltd. (a)	8,546	881,553
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	22,158	1,073,836
Reit 1, Ltd.	207,371	821,428
Shufersal, Ltd.	318,989	1,953,732
Strauss Group, Ltd.	91,115	1,831,983
Teva Pharmaceutical Industries, Ltd. ADR	147,478	3,586,665
		15,407,599
ITALY — 1.9%
A2A SpA	200,914	348,347
Assicurazioni Generali SpA	179,868	3,017,772
Atlantia SpA	56,018	1,656,025
Azimut Holding SpA (b)	14,202	219,788
Banca Generali SpA	9,874	246,016
Banca IFIS SpA	26,428	795,468
Banca Monte dei Paschi di Siena SpA (a)(b)	3,496	10,062
Banca Popolare di Sondrio SCPA (b)	99,813	401,819
Banco BPM SpA (a)(b)	137,892	404,422
Biesse SpA	1,397	54,608
BPER Banca	72,950	400,908
Brembo SpA	60,646	820,656
Cairo Communication SpA (b)	69,675	278,621
Credito Valtellinese SpA (a)	1,260,491	142,018
Davide Campari-Milano SpA	65,578	539,405

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Enel SpA	1,033,872	5,742,164
Eni SpA	359,391	6,674,271
Esprinet SpA (b)	54,876	248,594
Falck Renewables SpA	16,110	38,935
Ferrari NV	16,891	2,297,508
FinecoBank Banca Fineco SpA	52,782	596,043
Immobiliare Grande Distribuzione SIIQ SpA	72,215	580,254
Interpump Group SpA	27,002	839,858
Intesa Sanpaolo SpA	1,855,790	5,387,571
Intesa Sanpaolo SpA	124,891	378,831
Iren SpA	408,575	1,044,700
Italgas SpA	44,305	244,261
Leonardo SpA	106,284	1,050,562
Luxottica Group SpA	19,245	1,241,665
Mediaset SpA (a)(b)	98,754	315,923
Mediobanca Banca di Credito Finanziario SpA	57,393	533,527
Moncler SpA	21,872	995,930
Pirelli & C SpA (a)(e)	53,577	447,385
Poste Italiane SpA (e)	61,224	512,527
PRADA SpA	50,000	231,344
Prysmian SpA	24,692	614,926
Recordati SpA	21,439	852,560
Reply SpA	18,737	1,273,206
Saipem SpA (a)	135,011	621,701
Salvatore Ferragamo SpA (b)	9,318	227,376
Snam SpA (b)	295,188	1,232,457
Societa Cattolica di Assicurazioni SC	68,658	572,755
Sogefi SpA (a)(b)	52,438	158,325
Telecom Italia SpA/Milano (a)(c)	1,974,737	1,469,593
Telecom Italia SpA/Milano (c)	832,882	544,173
Terna Rete Elettrica Nazionale SpA	193,514	1,046,542
UniCredit SpA	269,055	4,490,878
Unione di Banche Italiane SpA (b)	140,405	539,657
Unipol Gruppo Finanziario SpA	49,721	192,093
UnipolSai Assicurazioni SpA (b)	876	1,936
Zignago Vetro SpA	53,851	501,733
		53,077,699
JAPAN — 23.5%
3-D Matrix, Ltd. (a)	30,200	160,863
Acom Co., Ltd.	84,200	323,832
Activia Properties, Inc. REIT	20	91,726
Advance Residence Investment Corp. REIT	175	448,382
Advanced Media, Inc. (a)	6,800	114,249
Advantest Corp.	84,200	1,754,468
Aeon Co., Ltd.	179,420	3,838,987
AEON Financial Service Co., Ltd.	3,500	74,699
AEON REIT Investment Corp.	58	66,868
Air Water, Inc.	38,500	706,983
Aisin Seiki Co., Ltd.	39,200	1,787,207
Ajinomoto Co., Inc.	84,800	1,604,666
Security Description	Shares	Value
Akita Bank, Ltd.	16,555	461,086
Alconix Corp.	7,800	112,389
Alfresa Holdings Corp.	40,300	947,786
Alps Electric Co., Ltd.	39,300	1,009,776
Amada Holdings Co., Ltd.	46,500	447,095
ANA Holdings, Inc.	10,100	371,028
Aomori Bank, Ltd.	1,010	30,501
Aoyama Trading Co., Ltd.	2,100	70,149
Aozora Bank, Ltd.	14,200	540,360
ArtSpark Holdings, Inc.	10,200	133,526
Asahi Glass Co., Ltd. (b)	38,500	1,499,819
Asahi Group Holdings, Ltd.	94,436	4,835,833
Asahi Intecc Co., Ltd.	6,400	242,098
Asahi Kasei Corp.	176,750	2,246,775
Asics Corp. (b)	39,700	671,314
Astellas Pharma, Inc.	404,400	6,166,493
Atom Corp.	137,600	1,336,682
Awa Bank, Ltd.	11,550	71,115
Azbil Corp.	3,800	165,702
Bandai Namco Holdings, Inc.	40,700	1,679,222
Bank of Iwate, Ltd.	41,255	1,588,521
Bank of Kyoto, Ltd.	10,700	495,563
Bank of Okinawa, Ltd.	44,800	1,640,085
BayCurrent Consulting, Inc.	3,100	103,693
Benesse Holdings, Inc.	4,100	145,470
Bic Camera, Inc.	1,100	16,972
Bridgestone Corp.	92,265	3,609,301
Brightpath Biotherapeutics Co., Ltd.	33,500	96,781
Brother Industries, Ltd.	39,500	780,265
Calbee, Inc. (b)	15,800	594,114
Can Do Co., Ltd.	5,300	83,736
Canon, Inc. (b)	169,216	5,547,089
Casio Computer Co., Ltd. (b)	93,700	1,524,375
Central Japan Railway Co.	28,800	5,969,828
Chiba Bank, Ltd.	73,350	518,513
Chubu Electric Power Co., Inc.	87,565	1,313,099
Chugai Pharmaceutical Co., Ltd.	46,980	2,464,260
Chugoku Bank, Ltd.	38,500	389,640
Chugoku Electric Power Co., Inc.	39,000	504,203
Coca-Cola Bottlers Japan Holdings, Inc. (b)	38,100	1,522,074
COLOPL, Inc. (b)	2,000	13,542
Colowide Co., Ltd. (b)	2,400	64,157
COMSYS Holdings Corp.	9,500	252,070
Concordia Financial Group, Ltd.	176,900	900,750
COOKPAD, Inc. (b)	39,200	180,844
Cosmo Energy Holdings Co., Ltd.	8,700	305,539
Credit Saison Co., Ltd.	87,600	1,379,266
CyberAgent, Inc.	13,900	835,769
Cyberstep, Inc. (a)	5,500	101,147
D.Western Therapeutics Institute, Inc. (a)	18,700	101,971
Dai Nippon Printing Co., Ltd.	35,000	783,325
Daicel Corp.	42,400	469,303
Daifuku Co., Ltd.	10,600	464,614

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Dai-ichi Life Holdings, Inc.	174,700	3,116,573
Daiichi Sankyo Co., Ltd.	132,065	5,051,771
Daiken Medical Co., Ltd. (b)	44,100	304,179
Daikin Industries, Ltd.	48,710	5,835,613
Daishi Bank, Ltd.	1,517	60,329
Daito Trust Construction Co., Ltd.	9,255	1,504,830
Daiwa House Industry Co., Ltd.	91,200	3,109,025
Daiwa House REIT Investment Corp.	273	647,964
Daiwa Securities Group, Inc.	415,350	2,412,266
DeNA Co., Ltd.	39,100	733,180
Denka Co., Ltd.	7,000	233,512
Denso Corp.	83,510	4,080,315
Dentsu, Inc. (b)	40,300	1,910,125
DIC Corp. (b)	5,300	165,558
Disco Corp.	2,500	426,804
Don Quijote Holdings Co., Ltd.	16,300	782,883
Dowa Holdings Co., Ltd.	4,400	135,657
East Japan Railway Co.	51,300	4,916,260
Ebara Corp. (b)	3,800	118,187
Eighteenth Bank, Ltd.	8,251	21,528
Eisai Co., Ltd.	44,951	3,167,044
Electric Power Development Co., Ltd.	32,500	839,164
Enish, Inc.	33,900	253,718
euglena Co., Ltd. (a)(b)	5,000	37,467
Ezaki Glico Co., Ltd.	2,700	129,680
F@N Communications, Inc.	5,200	35,116
FamilyMart UNY Holdings Co., Ltd.	9,500	1,000,045
FANUC Corp.	30,555	6,070,174
Fast Retailing Co., Ltd.	7,700	3,539,087
Feed One Co., Ltd.	675,400	1,408,544
Financial Products Group Co., Ltd.	43,500	561,202
FINDEX, Inc.	13,000	95,536
Foster Electric Co., Ltd.	46,500	667,914
Frontier Real Estate Investment Corp.	20	80,350
Fuji Electric Co., Ltd.	83,000	632,438
FUJIFILM Holdings Corp.	89,710	3,503,683
Fujitsu, Ltd.	409,513	2,483,734
Fukuoka Financial Group, Inc.	448,550	2,255,607
Fukuoka REIT Corp.	10	15,853
Furukawa Electric Co., Ltd.	41,755	1,460,756
GLP J - REIT	462	490,509
GMO internet, Inc. (b)	3,500	83,388
GS Yuasa Corp.	17,000	77,506
GungHo Online Entertainment, Inc. (b)	47,000	119,659
Gunma Bank, Ltd.	50,300	264,295
Gurunavi, Inc. (b)	5,200	42,627
Hachijuni Bank, Ltd.	82,100	351,333
Hakuhodo DY Holdings, Inc.	42,900	688,631
Hamamatsu Photonics KK	39,300	1,688,873
Hankyu Hanshin Holdings, Inc.	44,000	1,769,693
Hankyu Reit, Inc. (b)	474	587,552
Security Description	Shares	Value
Haseko Corp.	43,300	598,495
Heiwa Real Estate REIT, Inc. (b)	1,328	1,324,823
Hikari Tsushin, Inc.	1,400	246,089
Hino Motors, Ltd.	40,000	427,211
Hirose Electric Co., Ltd.	2,940	364,431
Hiroshima Bank, Ltd.	15,500	103,273
Hisamitsu Pharmaceutical Co., Inc.	10,100	852,571
Hitachi Chemical Co., Ltd.	4,800	96,854
Hitachi Construction Machinery Co., Ltd.	13,700	445,267
Hitachi High-Technologies Corp.	3,700	150,986
Hitachi Metals, Ltd.	42,000	436,058
Hitachi, Ltd.	859,475	6,064,783
Hokkoku Bank, Ltd.	16,555	651,648
Honda Motor Co., Ltd.	241,775	7,100,565
Horiba, Ltd.	4,900	342,843
Hoshizaki Corp.	7,200	728,678
House Foods Group, Inc.	12,000	424,683
Hoya Corp.	47,106	2,678,831
Hulic Co., Ltd.	45,500	485,952
Hyakugo Bank, Ltd.	38,850	152,573
Ibiden Co., Ltd.	45,300	725,929
Ichigo Office REIT Investment	1,789	1,431,006
Idemitsu Kosan Co., Ltd.	12,000	427,933
IHI Corp.	12,900	449,546
Iida Group Holdings Co., Ltd.	24,900	480,398
Industrial & Infrastructure Fund Investment Corp. REIT	160	178,251
Infomart Corp. (b)	86,200	1,145,546
Infoteria Corp.	11,900	112,699
Inpex Corp.	138,000	1,432,140
Intage Holdings, Inc.	83,000	938,916
Iriso Electronics Co., Ltd. (b)	4,400	265,752
Isetan Mitsukoshi Holdings, Ltd.	47,800	597,257
Isuzu Motors, Ltd.	183,100	2,432,462
Ito En, Ltd.	8,200	379,777
ITOCHU Corp.	209,350	3,794,250
Iwatani Corp.	2,800	97,576
Iyo Bank, Ltd.	44,200	292,099
Izumi Co., Ltd.	6,100	377,240
J Front Retailing Co., Ltd.	38,900	592,464
Jafco Co., Ltd.	2,100	85,411
Japan Airlines Co., Ltd.	14,000	496,475
Japan Airport Terminal Co., Ltd.	4,800	224,909
Japan Excellent, Inc.	391	503,730
Japan Exchange Group, Inc.	89,000	1,654,412
Japan Hotel REIT Investment Corp.	463	346,942
Japan Logistics Fund, Inc. REIT	37	75,393
Japan Post Bank Co., Ltd.	47,700	555,527
Japan Post Holdings Co., Ltd.	300	3,285
Japan Prime Realty Investment Corp. REIT (b)	120	436,058
Japan Real Estate Investment Corp. REIT	151	798,862
Japan Retail Fund Investment Corp. REIT	433	780,272

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Japan Tissue Engineering Co., Ltd. (a)	2,200	24,192
Japan Tobacco, Inc.	141,500	3,953,799
JFE Holdings, Inc.	89,710	1,697,577
JGC Corp.	40,200	810,424
JSR Corp.	85,100	1,449,001
JTEKT Corp.	41,200	560,914
JXTG Holdings, Inc.	487,000	3,386,335
Kagome Co., Ltd.	11,700	388,715
Kajima Corp.	100,475	778,292
Kakaku.com, Inc.	42,600	962,264
Kaken Pharmaceutical Co., Ltd.	2,000	102,740
Kamigumi Co., Ltd.	18,400	382,569
Kaneka Corp.	38,000	340,667
Kansai Electric Power Co., Inc.	175,200	2,556,071
Kansai Paint Co., Ltd.	42,700	887,423
Kao Corp.	84,900	6,476,820
Kawasaki Heavy Industries, Ltd.	14,000	412,675
KDDI Corp.	264,900	7,248,787
Keihan Holdings Co., Ltd.	4,800	172,257
Keikyu Corp.	44,300	726,302
Keio Corp.	14,700	711,344
Keisei Electric Railway Co., Ltd.	40,400	1,387,821
Kenedix Office Investment Corp. REIT	42	260,877
Kenedix, Inc. (b)	44,200	268,955
Kewpie Corp.	5,500	138,686
Keyence Corp.	11,800	6,664,632
Kikkoman Corp.	24,800	1,251,587
Kintetsu Group Holdings Co., Ltd.	24,410	996,102
Kirin Holdings Co., Ltd.	128,700	3,442,767
Kiyo Bank, Ltd.	93,000	1,533,977
KNT-CT Holdings Co., Ltd. (a)	15,000	210,175
Kobayashi Pharmaceutical Co., Ltd.	6,600	570,234
Kobe Steel, Ltd.	46,499	425,676
Koito Manufacturing Co., Ltd.	16,700	1,103,634
Komatsu, Ltd.	175,320	5,014,344
Konami Holdings Corp.	12,400	631,391
Konica Minolta, Inc.	141,075	1,310,578
Kose Corp.	3,600	775,805
Kubota Corp.	221,150	3,480,020
Kuraray Co., Ltd.	46,100	635,116
Kurita Water Industries, Ltd.	45,610	1,301,202
Kyocera Corp.	45,900	2,588,699
Kyoritsu Maintenance Co., Ltd. (b)	1,200	65,869
Kyoto Kimono Yuzen Co., Ltd. (b)	83,900	479,472
Kyowa Exeo Corp.	12,400	325,659
Kyowa Hakko Kirin Co., Ltd.	40,400	814,456
Kyudenko Corp.	8,200	396,064
Kyushu Electric Power Co., Inc.	48,600	542,316
Kyushu Financial Group, Inc.	40,200	194,168
Kyushu Railway Co.	18,500	566,199
Lawson, Inc. (b)	1,500	93,712
Leopalace21 Corp.	1,600	8,768
Security Description	Shares	Value
Lion Corp. (b)	25,000	458,177
LIXIL Group Corp.	40,500	810,256
M3, Inc.	39,400	1,570,451
Mabuchi Motor Co., Ltd.	3,500	166,524
Makita Corp.	41,700	1,869,187
Marubeni Corp.	451,050	3,441,361
Marui Group Co., Ltd.	40,800	859,723
Maruichi Steel Tube, Ltd.	10,200	345,786
Matsumotokiyoshi Holdings Co., Ltd.	5,000	224,575
Matsuya Co., Ltd.	87,600	1,319,951
Mazda Motor Corp.	90,200	1,107,498
McDonald's Holdings Co. Japan, Ltd. (b)	5,600	285,650
MCUBS MidCity Investment Corp.	2,110	1,579,190
Mebuki Financial Group, Inc.	127,700	428,876
Medipal Holdings Corp.	91,999	1,850,528
MEIJI Holdings Co., Ltd.	18,400	1,551,537
Meiko Network Japan Co., Ltd.	87,500	1,007,990
Milbon Co., Ltd.	1,200	53,790
MINEBEA MITSUMI, Inc.	47,800	808,714
MISUMI Group, Inc.	42,700	1,245,168
Mitsubishi Chemical Holdings Corp.	219,800	1,840,315
Mitsubishi Corp.	267,338	7,428,938
Mitsubishi Electric Corp.	398,650	5,306,816
Mitsubishi Estate Co., Ltd.	180,225	3,151,680
Mitsubishi Gas Chemical Co., Inc.	40,400	915,488
Mitsubishi Heavy Industries, Ltd.	36,710	1,335,964
Mitsubishi Logistics Corp. (b)	4,500	97,219
Mitsubishi Materials Corp.	17,100	470,090
Mitsubishi Motors Corp.	134,400	1,071,414
Mitsubishi Tanabe Pharma Corp.	41,400	715,385
Mitsubishi UFJ Financial Group, Inc.	1,843,624	10,504,321
Mitsubishi UFJ Lease & Finance Co., Ltd.	83,400	512,756
Mitsui & Co., Ltd.	315,326	5,259,466
Mitsui Chemicals, Inc.	27,110	722,020
Mitsui Fudosan Co., Ltd.	137,400	3,317,001
Mitsui Mining & Smelting Co., Ltd.	3,200	136,216
Mitsui OSK Lines, Ltd.	14,255	343,361
Miura Co., Ltd.	16,300	396,298
Mixi, Inc.	2,100	53,161
Mizuho Financial Group, Inc.	3,495,000	5,884,688
MonotaRO Co., Ltd.	8,900	393,716
Mori Hills REIT Investment Corp.	52	66,711
Morinaga & Co., Ltd.	2,600	124,642
Morpho, Inc. (a)	5,800	154,052
MS&AD Insurance Group Holdings, Inc.	89,999	2,798,326
Murata Manufacturing Co., Ltd.	40,800	6,858,629
Musashino Bank, Ltd.	44,855	1,332,307
Mynet, Inc. (a)	8,500	102,063

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Nabtesco Corp.	15,000	461,788
Nachi-Fujikoshi Corp.	1,500	67,102
Nagoya Railroad Co., Ltd.	26,700	689,405
Nankai Electric Railway Co., Ltd.	5,400	149,912
Nanto Bank, Ltd.	44,655	1,138,498
NEC Corp.	33,800	927,658
Nexon Co., Ltd. (a)	74,400	1,080,753
NGK Insulators, Ltd.	44,200	787,312
NGK Spark Plug Co., Ltd.	25,800	736,045
NH Foods, Ltd.	13,000	525,211
NHK Spring Co., Ltd.	41,000	386,440
Nichirei Corp.	37,900	964,223
Nidec Corp.	44,000	6,604,072
Nifco, Inc.	5,000	154,832
Nihon M&A Center, Inc.	7,400	214,788
Nikon Corp.	89,400	1,422,942
Nintendo Co., Ltd.	15,200	4,967,634
Nippon Accommodations Fund, Inc. REIT	11	50,052
Nippon Building Fund, Inc. REIT (b)	163	940,342
Nippon Electric Glass Co., Ltd. (b)	4,000	111,226
Nippon Express Co., Ltd.	11,000	798,447
Nippon Paint Holdings Co., Ltd. (b)	40,400	1,739,791
Nippon Paper Industries Co., Ltd.	4,200	67,039
Nippon Prologis REIT, Inc.	383	794,596
Nippon Shinyaku Co., Ltd.	8,600	534,176
Nippon Steel & Sumitomo Metal Corp.	127,300	2,500,259
Nippon Suisan Kaisha, Ltd.	273,900	1,350,150
Nippon Telegraph & Telephone Corp.	90,300	4,105,546
Nippon Television Holdings, Inc.	2,000	33,747
Nippon Yusen KK	16,555	328,664
Nissan Chemical Industries, Ltd.	12,600	588,110
Nissan Motor Co., Ltd.	348,941	3,396,004
Nissei ASB Machine Co., Ltd. (b)	4,300	223,997
Nisshin Seifun Group, Inc.	41,900	887,063
Nissin Foods Holdings Co., Ltd.	10,400	752,079
Nitori Holdings Co., Ltd.	9,800	1,528,858
Nitto Denko Corp.	40,100	3,034,878
NOF Corp.	11,300	365,224
NOK Corp.	5,700	110,331
Nomura Holdings, Inc.	541,285	2,630,069
Nomura Real Estate Holdings, Inc.	6,000	133,147
Nomura Real Estate Master Fund, Inc.	482	680,148
Nomura Research Institute, Ltd.	16,100	780,544
NSK, Ltd.	48,500	500,478
NTN Corp.	71,500	293,062
NTT Data Corp.	179,200	2,064,363
NTT DOCOMO, Inc.	176,100	4,487,358
Security Description	Shares	Value
Obayashi Corp.	91,550	952,983
Obic Co., Ltd.	8,000	662,303
Odakyu Electric Railway Co., Ltd.	46,899	1,006,869
Ogaki Kyoritsu Bank, Ltd.	16,555	420,433
Oji Holdings Corp.	126,000	781,492
Oki Electric Industry Co., Ltd.	3,600	40,302
Olympus Corp.	45,700	1,712,229
Omron Corp.	40,000	1,867,016
Ono Pharmaceutical Co., Ltd.	84,700	1,985,879
Oracle Corp. Japan	1,900	155,239
Oriental Land Co., Ltd.	42,700	4,481,447
ORIX Corp.	179,300	2,836,037
Orix JREIT, Inc. REIT	368	587,724
Osaka Gas Co., Ltd.	56,000	1,159,030
Otsuka Corp.	13,200	517,799
Otsuka Holdings Co., Ltd.	85,500	4,140,496
Panasonic Corp.	330,550	4,456,971
Park24 Co., Ltd.	5,100	138,821
PeptiDream, Inc. (a)(b)	11,300	470,302
Pigeon Corp.	40,800	1,985,392
Pola Orbis Holdings, Inc.	4,800	211,258
Rakuten, Inc.	91,800	621,089
Raysum Co., Ltd.	3,300	48,473
Recruit Holdings Co., Ltd.	219,400	6,073,041
Relo Group, Inc.	10,000	263,982
Renesas Electronics Corp. (a)	41,200	403,947
ReproCELL, Inc. (a)	43,300	96,166
Resona Holdings, Inc.	310,500	1,661,195
Ricoh Co., Ltd.	88,000	807,186
Ringer Hut Co., Ltd.	900	21,077
Rinnai Corp.	5,100	449,844
Riso Kyoiku Co., Ltd. (b)	50,406	385,901
Rock Field Co., Ltd.	86,800	1,495,187
Rohm Co., Ltd.	12,300	1,032,727
Rohto Pharmaceutical Co., Ltd.	5,901	189,392
Ryohin Keikaku Co., Ltd.	2,500	880,242
San-In Godo Bank, Ltd.	38,950	348,481
Sankyu, Inc.	7,300	383,569
Sanrio Co., Ltd. (b)	3,900	75,560
Santen Pharmaceutical Co., Ltd.	48,600	847,259
Sanwa Holdings Corp.	39,200	415,481
Sawai Pharmaceutical Co., Ltd.	1,600	72,803
SBI Holdings, Inc.	39,800	1,025,497
SCREEN Holdings Co., Ltd.	2,800	197,174
Secom Co., Ltd.	45,048	3,459,787
Sega Sammy Holdings, Inc.	27,100	464,369
Seibu Holdings, Inc.	40,700	686,386
Seiko Epson Corp.	48,900	850,281
Seino Holdings Co., Ltd.	39,900	707,476
Sekisui Chemical Co., Ltd.	47,700	813,051
Sekisui House Reit, Inc.	754	494,203
Sekisui House, Ltd.	89,400	1,581,944
Seria Co., Ltd.	3,800	182,513
Seven & i Holdings Co., Ltd.	134,428	5,863,058
Seven Bank, Ltd.	92,900	284,324
Sharp Corp. (b)	14,200	346,138
Shiga Bank, Ltd.	11,550	59,124

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Shikoku Bank, Ltd.	1,820	22,461
Shikoku Electric Power Co., Inc.	40,000	535,187
Shimadzu Corp.	45,700	1,382,160
Shimamura Co., Ltd.	1,400	123,234
Shimano, Inc.	10,300	1,512,012
Shimizu Corp.	88,113	914,024
Shin-Etsu Chemical Co., Ltd.	54,217	4,832,614
Shinsei Bank, Ltd.	5,200	80,090
Shionogi & Co., Ltd.	44,600	2,291,505
Shiseido Co., Ltd.	53,400	4,241,531
Shizuoka Bank, Ltd.	77,800	703,090
Showa Denko KK (b)	13,100	581,881
Showa Shell Sekiyu KK	27,700	413,381
SMC Corp.	8,100	2,971,182
SMS Co., Ltd.	79,400	1,450,153
SoftBank Group Corp.	124,736	8,978,650
Sohgo Security Services Co., Ltd.	12,200	574,947
Sojitz Corp.	175,000	635,128
Sompo Holdings, Inc.	90,400	3,656,317
Sony Corp.	177,420	9,072,423
Sony Financial Holdings, Inc. (b)	37,200	710,650
Sotetsu Holdings, Inc.	11,800	361,143
Square Enix Holdings Co., Ltd.	11,100	545,154
Stanley Electric Co., Ltd.	32,073	1,094,533
Start Today Co., Ltd.	41,000	1,486,164
Starts Proceed Investment Corp. REIT	51	76,524
Subaru Corp.	89,900	2,617,501
SUMCO Corp. (b)	37,900	765,425
Sumitomo Chemical Co., Ltd.	448,550	2,543,126
Sumitomo Corp.	229,775	3,775,475
Sumitomo Dainippon Pharma Co., Ltd.	5,300	112,206
Sumitomo Electric Industries, Ltd.	138,620	2,064,939
Sumitomo Forestry Co., Ltd.	36,900	558,672
Sumitomo Heavy Industries, Ltd.	14,800	499,725
Sumitomo Metal Mining Co., Ltd.	36,200	1,385,055
Sumitomo Mitsui Financial Group, Inc.	181,800	7,067,492
Sumitomo Mitsui Trust Holdings, Inc.	85,655	3,397,124
Sumitomo Realty & Development Co., Ltd.	55,000	2,030,380
Sumitomo Rubber Industries, Ltd. (b)	40,500	643,525
Sun Corp. (b)	3,000	17,713
Sun Frontier Fudousan Co., Ltd.	3,100	36,691
Sundrug Co., Ltd.	3,900	158,091
Suntory Beverage & Food, Ltd.	11,100	474,004
Suruga Bank, Ltd.	39,600	354,296
Suzuken Co., Ltd.	11,800	499,634
Suzuki Motor Corp.	58,300	3,220,145
Sysmex Corp.	30,600	2,856,534
T&D Holdings, Inc.	134,800	2,025,681
Security Description	Shares	Value
Tabuchi Electric Co., Ltd. (a)	70,000	71,412
Tadano, Ltd.	5,200	63,894
Taiheiyo Cement Corp.	17,700	582,463
Taisei Corp.	30,787	1,698,267
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	737,697
Taiyo Nippon Sanso Corp.	39,200	561,997
Taiyo Yuden Co., Ltd. (b)	50,100	1,399,896
Takashimaya Co., Ltd.	21,000	179,732
Takeda Pharmaceutical Co., Ltd. (b)	123,665	5,222,813
Takeuchi Manufacturing Co., Ltd. (b)	47,300	995,834
TDK Corp.	16,955	1,732,773
Teijin, Ltd.	90,510	1,660,419
Temp Holdings Co., Ltd.	31,900	711,641
Terumo Corp.	45,200	2,591,252
THK Co., Ltd.	14,200	407,033
TIS, Inc.	9,700	446,621
Tobu Railway Co., Ltd.	18,100	553,957
Toho Bank, Ltd.	12,101	43,809
Toho Co., Ltd.	39,100	1,311,393
Toho Gas Co., Ltd.	4,400	152,341
Tohoku Electric Power Co., Inc.	87,400	1,067,595
Tokai Carbon Co., Ltd. (b)	39,800	715,405
Tokio Marine Holdings, Inc.	127,565	5,980,635
Tokuyama Corp.	9,100	292,064
Tokyo Century Corp.	6,500	368,528
Tokyo Dome Corp.	94,800	847,307
Tokyo Electric Power Co. Holdings, Inc. (a)	179,775	837,484
Tokyo Electron, Ltd.	29,455	5,057,862
Tokyo Gas Co., Ltd.	42,195	1,120,159
Tokyo Tatemono Co., Ltd.	39,000	535,539
Tokyu Corp.	61,875	1,065,838
Tokyu Fudosan Holdings Corp.	49,200	347,352
Toppan Printing Co., Ltd.	77,000	603,404
Toray Industries, Inc.	430,550	3,397,289
Toshiba Corp. (a)	804,513	2,418,660
Tosoh Corp.	35,900	556,496
TOTO, Ltd.	24,100	1,118,350
Toyo Seikan Group Holdings, Ltd.	37,900	665,855
Toyo Suisan Kaisha, Ltd.	12,300	438,076
Toyo Tire & Rubber Co., Ltd. (b)	39,000	570,749
Toyota Industries Corp.	39,700	2,225,766
Toyota Motor Corp.	344,788	22,318,692
Toyota Tsusho Corp.	39,100	1,309,628
Trend Micro, Inc.	10,000	570,577
Tsumura & Co.	3,500	113,122
Tsuruha Holdings, Inc.	4,200	526,683
Ube Industries, Ltd.	5,200	135,158
Ubiquitous AI Corp.	22,400	196,972
Ulvac, Inc. (b)	2,600	99,526
Unicharm Corp.	47,500	1,429,310
United Urban Investment Corp. REIT	433	671,988

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
USS Co., Ltd.	40,510	770,957
Warabeya Nichiyo Holdings Co., Ltd.	45,100	1,035,022
Wash House Co., Ltd.	7,600	109,439
Welcia Holdings Co., Ltd.	6,500	345,642
West Japan Railway Co.	39,000	2,874,518
WirelessGate, Inc.	8,600	101,400
Yahoo! Japan Corp. (b)	139,500	463,468
Yakult Honsha Co., Ltd.	37,500	2,505,304
Yamada Denki Co., Ltd. (b)	228,580	1,137,070
Yamagata Bank, Ltd. (b)	1,634	34,726
Yamaguchi Financial Group, Inc.	12,000	135,205
Yamaha Corp.	40,700	2,116,481
Yamaha Motor Co., Ltd. (b)	41,800	1,051,368
Yamanashi Chuo Bank, Ltd.	7,550	28,696
Yamato Holdings Co., Ltd. (b)	45,700	1,346,678
Yamazaki Baking Co., Ltd.	39,900	1,044,644
Yaskawa Electric Corp.	40,600	1,435,011
Yokogawa Electric Corp.	40,300	717,479
Yokohama Rubber Co., Ltd. (b)	6,300	130,988
Zenrin Co., Ltd.	2,100	50,848
Zeon Corp.	27,700	327,603
		642,400,274
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	19,213	380,743
LUXEMBOURG — 0.2%
APERAM SA	6,248	268,524
ArcelorMittal	71,754	2,103,626
Eurofins Scientific SE	1,332	740,886
Millicom International Cellular SA SDR	8,089	478,323
SES SA	46,295	848,072
Tenaris SA	51,519	945,274
		5,384,705
MACAU — 0.0% (d)
MGM China Holdings, Ltd. (b)	21,600	50,108
Wynn Macau, Ltd.	169,600	545,845
		595,953
MALTA — 0.0% (d)
Catena Media PLC (a)	28,678	393,978
Kindred Group PLC	30,913	389,781
		783,759
MEXICO — 0.0% (d)
Fresnillo PLC	27,316	412,391
NETHERLANDS — 3.7%
ABN AMRO Group NV (e)	55,624	1,443,052
Aegon NV	334,531	2,006,028
Akzo Nobel NV	51,321	4,393,324
ALTICE EUROPE NV (a)(b)	43,119	175,699
ASML Holding NV	59,036	11,696,999
ASR Nederland NV	20,141	822,577
Constellium NV Class A (a)	11,198	115,339
EXOR NV	13,376	901,110
Fugro NV ADR (a)	18,323	266,022
Security Description	Shares	Value
Gemalto NV (a)(c)	7,259	422,237
Gemalto NV (c)	275	15,996
Heineken Holding NV	13,051	1,251,015
Heineken NV	29,987	3,011,675
ING Groep NV	568,154	8,177,760
Koninklijke Ahold Delhaize NV	219,572	5,256,691
Koninklijke DSM NV	40,628	4,085,123
Koninklijke KPN NV	630,107	1,714,139
Koninklijke Philips NV	125,872	5,353,088
NN Group NV	43,744	1,779,395
NXP Semiconductors NV (a)	39,713	4,339,440
OCI NV (a)(b)	5,403	145,911
Pharming Group NV (a)	60,796	99,446
PostNL NV	117,342	440,464
Randstad NV	8,878	522,629
Royal Dutch Shell PLC Class A	587,002	20,374,479
Royal Dutch Shell PLC Class B	503,861	18,050,819
SBM Offshore NV	57,393	892,898
Signify NV (b)(e)	20,175	524,106
Wolters Kluwer NV	41,710	2,350,191
		100,627,652
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd.	224,189	1,739,481
Air New Zealand, Ltd.	172,464	370,734
Auckland International Airport, Ltd.	76,418	350,789
Fisher & Paykel Healthcare Corp., Ltd.	93,775	945,371
Fletcher Building, Ltd.	59,340	279,224
Goodman Property Trust REIT (b)	319,268	313,433
Infratil, Ltd.	136,520	312,416
Investore Property, Ltd.	55,725	56,216
Kiwi Property Group, Ltd.	361,842	329,505
Spark New Zealand, Ltd.	246,073	621,432
Stride Property Group (b)	210,635	260,977
Vital Healthcare Property Trust REIT (b)	288,135	392,114
Xero, Ltd. (a)	33	1,098
		5,972,790
NORWAY — 0.7%
Akastor ASA (a)	19,193	42,152
Aker Solutions ASA (a)	19,193	134,274
Asetek A/S (a)	9,515	104,368
Crayon Group Holding ASA	9,134	21,069
DNB ASA	165,247	3,229,761
DNO ASA (a)	109,581	202,614
Equinor ASA	160,278	4,255,516
Marine Harvest ASA	47,291	941,132
Nordic Nanovector ASA (a)	13,033	96,903
Norsk Hydro ASA	277,182	1,659,269
Orkla ASA	265,568	2,326,457
Schibsted ASA Class A	9,482	288,052
Schibsted ASA Class B	9,322	263,062
Storebrand ASA	153,634	1,239,191
Targovax AS	65,782	85,553
Telenor ASA	140,857	2,888,723

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
TGS Nopec Geophysical Co. ASA	15,632	575,383
Yara International ASA	46,400	1,924,225
		20,277,704
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)	1,150,711	345,820
EDP - Energias de Portugal SA	472,077	1,873,991
Galp Energia SGPS SA	57,520	1,097,018
Jeronimo Martins SGPS SA	33,135	478,555
Mota-Engil SGPS SA	74,498	250,068
NOS SGPS SA	176,526	967,448
Pharol SGPS SA (a)(b)	204,186	56,739
		5,069,639
SINGAPORE — 1.1%
AIMS AMP Capital Industrial REIT	402,098	406,964
Ascendas Hospitality Trust REIT	578,700	331,050
Ascendas Real Estate Investment Trust	274,615	531,708
Cache Logistics Trust REIT	538,429	304,063
CapitaLand Mall Trust REIT	314,100	476,852
CapitaLand, Ltd.	897,000	2,078,856
China New Town Development Co., Ltd. (a)(g)	1,443,800	47,848
City Developments, Ltd.	84,000	673,355
ComfortDelGro Corp., Ltd.	274,700	473,447
COSCO Shipping International Singapore Co., Ltd. (a)(b)	1,303,700	358,553
DBS Group Holdings, Ltd.	262,492	5,122,781
Genting Singapore, Ltd.	1,813,964	1,623,055
IGG, Inc. (b)	52,000	66,546
Jardine Cycle & Carriage, Ltd.	3,333	77,782
Keppel REIT	130,409	105,207
Keppel Corp., Ltd.	456,175	2,392,117
Lippo Malls Indonesia Retail Trust REIT (b)	2,688,000	620,990
Oversea-Chinese Banking Corp., Ltd.	494,137	4,218,375
Sembcorp Industries, Ltd.	130,700	263,605
Singapore Airlines, Ltd.	141,056	1,105,896
Singapore Exchange, Ltd.	128,800	677,298
Singapore Press Holdings, Ltd. (b)	222,500	424,276
Singapore Technologies Engineering, Ltd.	96,600	233,087
Singapore Telecommunications, Ltd.	1,075,200	2,428,761
Soilbuild Business Space REIT (b)	763,600	364,019
United Overseas Bank, Ltd.	174,708	3,428,813
UOL Group, Ltd.	88,554	494,889
Wilmar International, Ltd.	446,000	1,000,924
		30,331,117
SOUTH AFRICA — 0.0% (d)
Investec PLC	77,766	552,368
Security Description	Shares	Value
Old Mutual, Ltd. (a)(b)	163,428	324,512
		876,880
SOUTH KOREA — 4.9%
Advanced Process Systems Corp. (a)	5,169	97,397
Alteogen, Inc.	4,047	112,205
Amorepacific Corp.	4,263	1,233,573
AMOREPACIFIC Group	4,008	444,135
Anterogen Co., Ltd. (a)	945	94,034
APS Holdings Corp. (a)	2,314	10,589
Asiana Airlines, Inc. (a)	102,361	380,237
BNK Financial Group, Inc.	43,469	364,679
Celltrion Healthcare Co., Ltd. (a)	6,084	605,398
Celltrion, Inc. (a)(b)	12,929	3,520,818
CJ CGV Co., Ltd.	16,033	966,727
CMG Pharmaceutical Co., Ltd. (a)	22,698	94,295
CORESTEM, Inc.	8,049	96,054
Coway Co., Ltd.	5,310	412,603
Crown Confectionery Co., Ltd.	10,289	114,014
CROWNHAITAI Holdings Co., Ltd.	8,362	118,546
CUROCOM Co., Ltd. (a)(b)	24,215	47,148
Dae Han Flour Mills Co., Ltd.	5,815	962,645
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	499	12,089
Digitech Systems Co., Ltd. (a)(f)	19,094	—
DIO Corp. (a)	3,751	121,331
Dongkuk Industries Co., Ltd.	210,684	592,637
Dongwon F&B Co., Ltd.	3,110	824,589
Dongwon Industries Co., Ltd.	3,526	1,082,003
DY Corp.	30,187	140,304
E-MART, Inc.	2,268	517,906
Eyegene, Inc. (a)	5,812	118,639
GS Home Shopping, Inc.	3,081	497,328
GY Commerce Co., Ltd. (a)	29,376	93,439
Hana Financial Group, Inc.	34,972	1,344,594
Hana Tour Service, Inc.	10,732	841,612
Hancom, Inc.	23,892	379,442
Hankook Shell Oil Co., Ltd.	1,303	413,289
Hankook Tire Co., Ltd.	5,702	215,392
Hanssem Co., Ltd.	6,328	596,178
Harim Co., Ltd. (a)(b)	125,864	355,739
HDC Hyundai Engineering Plastics Co., Ltd.	150,219	830,282
HLB, Inc. (a)	2,528	221,157
Hotel Shilla Co., Ltd.	12,900	1,429,475
HS Industries Co., Ltd.	21,704	155,599
Huons Co., Ltd.	8,599	706,746
Huons Global Co., Ltd.	6,226	332,947
Hyundai Construction Equipment Co., Ltd. (a)	311	39,346
Hyundai Electric & Energy System Co., Ltd. (a)	270	16,958
Hyundai Elevator Co., Ltd. (b)	8,082	649,751
Hyundai Engineering & Construction Co., Ltd.	9,697	500,294

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Hyundai Glovis Co., Ltd.	1,755	181,877
Hyundai Heavy Industries Co., Ltd. (a)	3,521	322,245
Hyundai Heavy Industries Holdings Co., Ltd. (a)	2,250	713,661
Hyundai Hy Communications & Network Co., Ltd.	148,572	595,888
Hyundai Mobis Co., Ltd.	9,323	1,773,419
Hyundai Motor Co.	20,693	2,330,167
Hyundai Motor Co. Preference Shares	3,441	280,343
Hyundai Steel Co.	11,521	543,746
Industrial Bank of Korea	35,996	497,388
Infinitt Healthcare Co., Ltd. (a)	48,721	280,217
Inscobee, Inc. (a)	11,238	93,272
Interpark Holdings Corp.	22,195	56,259
Jeil Pharma Holdings, Inc.	281	6,934
Jeil Pharmaceutical Co., Ltd.	1,232	40,569
Jenax, Inc. (a)(b)	53,257	659,441
JoyCity Corp. (a)	7,766	93,722
Kakao Corp.	5,279	542,347
Kangstem Biotech Co., Ltd. (a)	4,886	51,512
Kangwon Land, Inc.	11,706	274,663
KB Financial Group, Inc.	78,826	3,734,422
KCC Corp.	427	125,667
Kia Motors Corp.	29,884	827,206
KIWOOM Securities Co., Ltd. (b)	23,680	2,305,321
Koh Young Technology, Inc.	38,563	3,529,319
Korea Aerospace Industries, Ltd. (a)	6,937	256,442
Korea Electric Power Corp. ADR (b)	103,604	1,485,681
Korea Zinc Co., Ltd.	1,837	636,233
Korean Air Lines Co., Ltd.	12,105	306,834
KT Corp. ADR	97,341	1,292,688
KT&G Corp.	17,033	1,635,290
KyungDong City Gas Co., Ltd.	2,400	97,443
LG Chem, Ltd.	5,884	1,760,712
LG Chem, Ltd. Preference Shares	2,625	474,596
LG Display Co., Ltd. ADR (b)	134,558	1,108,758
LG Display Co., Ltd.	29,483	484,108
LG Electronics, Inc.	16,946	1,262,017
LG Household & Health Care, Ltd.	1,354	1,695,993
LG Uplus Corp.	31,193	391,837
Lotte Chemical Corp.	1,823	569,227
Lotte Corp. (a)	10,653	547,705
Lotte Food Co., Ltd.	919	702,546
Lotte Shopping Co., Ltd.	1,821	343,122
Medifron DBT Co., Ltd. (a)	19,321	98,295
Medy-Tox, Inc.	2,279	1,569,023
Mirae Asset Daewoo Co., Ltd.	53,529	409,212
Modetour Network, Inc.	56,308	1,374,228
Muhak Co., Ltd.	33,153	450,667
NAVER Corp.	4,423	3,028,039
NCSoft Corp.	2,223	740,003
Netmarble Corp. (e)	8,558	1,171,014
Security Description	Shares	Value
Nexon GT Co., Ltd. (a)	26,971	201,103
NHN Entertainment Corp. (a)	940	54,738
OCI Co., Ltd.	1,802	166,537
Orientbio, Inc. (a)	29,611	26,197
Orion Corp/Republic of Korea	2,232	298,401
Orion Holdings Corp.	673	16,606
Ottogi Corp.	945	728,358
Pharmicell Co., Ltd. (a)	6,500	92,441
POSCO ADR	63,044	4,672,821
Prostemics Co., Ltd. (a)	14,805	92,324
S-1 Corp.	4,881	423,940
Sajo Industries Co., Ltd.	20,617	1,176,529
Samsung Biologics Co., Ltd. (a)(e)	2,167	810,802
Samsung C&T Corp.	12,578	1,314,793
Samsung Electro-Mechanics Co., Ltd.	7,535	1,003,991
Samsung Electronics Co., Ltd. GDR (b)	26,214	27,393,630
Samsung Electronics Co., Ltd. Preference Shares	101,300	3,422,113
Samsung Engineering Co., Ltd. (a)	17,554	246,496
Samsung Fire & Marine Insurance Co., Ltd.	3,618	857,023
Samsung Heavy Industries Co., Ltd. (a)	51,493	329,888
Samsung Life Insurance Co., Ltd.	11,123	982,058
Samsung SDI Co., Ltd.	8,064	1,548,404
Samsung SDS Co., Ltd.	4,954	891,231
Shinhan Financial Group Co., Ltd.	64,014	2,487,040
Shinsegae Food Co., Ltd.	7,921	1,201,121
SillaJen, Inc. (a)(b)	9,983	656,576
SK Bioland Co., Ltd.	36,696	622,301
SK Holdings Co., Ltd. (a)	4,552	1,057,845
SK Hynix, Inc.	78,005	5,998,231
SK Innovation Co., Ltd.	16,488	2,988,404
SK Telecom Co., Ltd. ADR	81,163	1,892,721
S-Oil Corp.	5,395	530,061
Straffic Co., Ltd.	7,239	95,481
SundayToz Corp. (a)	3,754	86,566
ViroMed Co., Ltd. (a)	854	180,532
Woori Bank	73,290	1,071,895
Youlchon Chemical Co., Ltd.	30,317	363,151
Yungjin Pharmaceutical Co., Ltd. (a)(b)	13,011	86,740
		132,524,570
SPAIN — 2.5%
Abertis Infraestructuras SA	1,603	34,372
Acciona SA (b)	3,596	297,758
Acerinox SA	19,660	260,299
ACS Actividades de Construccion y Servicios SA	28,133	1,139,780
Aena SME SA (e)	10,213	1,854,212
Amadeus IT Group SA	61,893	4,884,992

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Atresmedia Corp. de Medios de Comunicacion SA (b)	31,486	264,867
Banco Bilbao Vizcaya Argentaria SA	938,059	6,652,435
Banco de Sabadell SA	661,898	1,109,353
Banco Santander SA	2,181,719	11,697,051
Bankia SA	103,240	386,565
Bankinter SA	113,461	1,105,077
Bolsas y Mercados Espanoles SHMSF SA (b)	8,946	295,382
CaixaBank SA	482,806	2,089,074
Cellnex Telecom SA (e)	20,594	519,362
Distribuidora Internacional de Alimentacion SA	106,029	308,866
Ebro Foods SA (b)	14,287	333,449
Enagas SA (b)	31,368	917,058
Endesa SA (b)	42,680	941,558
Faes Farma SA	39,228	166,256
Ferrovial SA	61,518	1,262,331
Gas Natural SDG SA (b)	49,737	1,317,038
Grifols SA	56,661	1,705,465
Grifols SA ADR	34,951	751,446
Grifols SA Class B, Preference Shares	234	5,043
Iberdrola SA	849,389	6,569,051
Indra Sistemas SA (a)	69,138	827,402
Industria de Diseno Textil SA	153,576	5,246,544
Inmobiliaria Colonial Socimi SA REIT	40,440	446,897
Let's GOWEX SA (a)(b)(f)	4,019	—
Mapfre SA	132,997	401,401
Mediaset Espana Comunicacion SA	27,779	234,234
Merlin Properties Socimi SA REIT	43,573	633,632
NH Hotel Group SA (b)	109,175	806,868
Pharma Mar SA (a)	145,991	259,769
Red Electrica Corp. SA (b)	59,949	1,220,686
Repsol SA	203,582	3,984,911
Sacyr SA	72,803	199,413
Siemens Gamesa Renewable Energy SA (b)	30,896	415,016
Telefonica SA	637,396	5,416,974
Viscofan SA	5,822	396,633
		67,358,520
SWEDEN — 2.5%
Alfa Laval AB	115,183	2,737,302
Arjo AB Class B	10,249	36,604
Assa Abloy AB Class B	136,999	2,923,442
Atlas Copco AB Class A	88,343	2,575,436
Atlas Copco AB Class B	54,107	1,419,205
Bilia AB Class A	41,643	325,612
BillerudKorsnas AB	24,609	348,669
Boliden AB	36,786	1,194,949
Castellum AB	36,835	597,653
Dometic Group AB (e)	40,014	393,610
Electrolux AB Class B	66,852	1,524,459
Elekta AB Class B	36,001	474,862
Security Description	Shares	Value
Epiroc AB Class A (a)	88,343	928,164
Epiroc AB Class B (a)	54,107	495,951
Essity AB Class B	82,043	2,028,606
Fabege AB	37,787	451,450
Fastighets AB Balder (a)	13,093	342,180
Getinge AB Class B	13,933	126,933
Hennes & Mauritz AB Class B (b)	140,992	2,104,005
Hexagon AB Class B	35,847	2,001,518
Hexpol AB (b)	43,167	449,717
Holmen AB Class B	13,414	305,211
Husqvarna AB Class B	56,947	541,207
ICA Gruppen AB (b)	10,707	328,774
Industrivarden AB Class A	26,867	544,488
Industrivarden AB Class C	22,709	440,929
Indutrade AB	12,065	288,610
Intrum AB (b)	9,900	230,070
Investor AB Class B	55,651	2,269,959
JM AB (b)	11,269	201,547
Karo Pharma AB (b)	195,411	646,564
Kinnevik AB Class B	44,524	1,527,433
KNOW IT AB	52,962	1,020,640
L E Lundbergforetagen AB Class B	9,916	305,039
Loomis AB Class B	9,810	341,475
Lundin Petroleum AB	31,411	1,003,144
NetEnt AB (a)	196,439	1,051,803
Nibe Industrier AB Class B	52,141	560,344
Nordea Bank AB	440,761	4,250,934
Opus Group AB	203,656	147,517
Qliro Group AB (a)(b)	159,137	237,300
SAAB AB Class B	13,836	575,340
Sandvik AB	212,743	3,781,146
Securitas AB Class B	44,273	729,718
Skandinaviska Enskilda Banken AB Class A	240,165	2,286,212
Skanska AB Class B	55,274	1,005,880
SKF AB Class B	50,525	941,484
Svenska Cellulosa AB SCA Class B	68,207	741,997
Svenska Handelsbanken AB Class A	205,732	2,289,591
Swedbank AB Class A	142,359	3,052,141
Swedish Match AB	21,900	1,086,187
Swedish Orphan Biovitrum AB (a)	30,473	665,767
Tele2 AB Class B	118,352	1,393,077
Telefonaktiebolaget LM Ericsson Class B	476,709	3,690,685
Telia Co. AB	350,354	1,604,125
Tethys Oil AB (c)	42,664	483,583
Tethys Oil AB (c)(g)	384	172
Trelleborg AB Class B	33,581	718,091
Volvo AB Class A	48,363	773,073
Volvo AB Class B	218,917	3,504,238
		69,045,822
SWITZERLAND — 6.8%
ABB, Ltd.	276,880	6,053,744

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Adecco Group AG	41,363	2,447,746
Aryzta AG (a)(b)	5,060	75,904
Baloise Holding AG	6,799	988,062
Barry Callebaut AG	398	713,470
Chocoladefabriken Lindt & Spruengli AG (c)	42	271,977
Chocoladefabriken Lindt & Spruengli AG (c)	12	911,224
Cie Financiere Richemont SA	72,222	6,118,450
Clariant AG (a)	39,479	947,067
Coca-Cola HBC AG (a)	24,134	806,451
Comet Holding AG (a)	7,549	813,478
Credit Suisse Group AG	290,422	4,372,636
Dufry AG (a)	4,450	566,474
EMS-Chemie Holding AG	910	583,327
Ferguson PLC	47,080	3,822,680
Flughafen Zurich AG	2,620	534,053
Geberit AG	5,346	2,293,027
Georg Fischer AG	485	620,812
Givaudan SA	1,321	2,996,014
Glencore PLC	1,628,119	7,781,280
Idorsia, Ltd. (a)	13,515	357,968
Julius Baer Group, Ltd. (a)	45,500	2,670,568
Kuehne + Nagel International AG	16,624	2,497,911
LafargeHolcim, Ltd. (a)(c)	80,352	3,915,031
LafargeHolcim, Ltd. (a)(c)	1,341	65,023
Leonteq AG (a)	6,312	362,338
Logitech International SA	23,256	1,022,800
Lonza Group AG (a)	9,397	2,493,690
Meyer Burger Technology AG (a)(b)	17,398	16,453
Nestle SA	418,831	32,436,783
Novartis AG	355,337	26,939,694
Partners Group Holding AG	2,618	1,918,118
PSP Swiss Property AG	5,376	498,104
Roche Holding AG Bearer Shares	3,574	806,260
Roche Holding AG	100,919	22,415,716
Schindler Holding AG (c)	6,218	1,337,595
Schindler Holding AG (c)	3,174	667,437
SGS SA	839	2,232,376
Sika AG (c)	23,469	3,247,535
Sonova Holding AG	7,692	1,377,735
STMicroelectronics NV	112,934	2,523,067
Straumann Holding AG	1,368	1,040,173
Sulzer AG	11,569	1,405,128
Swatch Group AG (c)	4,191	1,988,398
Swatch Group AG (c)	8,080	698,593
Swiss Life Holding AG (a)	4,459	1,549,277
Swiss Prime Site AG (a)	9,764	896,308
Swiss Re AG	48,334	4,171,634
Swisscom AG (b)	3,555	1,586,763
Temenos AG (a)	13,385	2,022,005
u-blox Holding AG (a)(b)	2,300	456,085
UBS Group AG (a)	482,623	7,448,711
Vifor Pharma AG	5,020	802,078
Security Description	Shares	Value
Zurich Insurance Group AG	23,405	6,932,283
		184,517,514
UNITED KINGDOM — 13.6%
3i Group PLC	132,694	1,577,755
Admiral Group PLC	33,832	852,018
Afren PLC (b)(f)	55,933	—
Aggreko PLC	30,002	267,765
Anglo American PLC (b)	214,336	4,795,898
Ashtead Group PLC	60,546	1,816,943
Associated British Foods PLC	49,254	1,780,456
AstraZeneca PLC	187,111	12,976,664
Auto Trader Group PLC (e)	102,773	577,887
Aviva PLC	701,796	4,669,795
Avon Rubber PLC	63,327	1,195,587
Babcock International Group PLC	71,389	770,788
BAE Systems PLC	431,293	3,682,975
Balfour Beatty PLC	370,250	1,386,790
Barclays PLC	1,939,970	4,840,756
Barratt Developments PLC	221,964	1,510,370
BBA Aviation PLC	162,059	730,454
Bellway PLC	13,940	552,865
Berkeley Group Holdings PLC	14,728	735,980
Big Yellow Group PLC REIT	38,407	483,490
BP PLC	2,672,229	20,402,492
British American Tobacco PLC	307,101	15,528,745
British Land Co. PLC REIT	238,319	2,115,015
Britvic PLC	29,640	304,840
BT Group PLC	1,301,026	3,741,108
BTG PLC (a)	52,114	355,026
Bunzl PLC	45,805	1,387,880
Burberry Group PLC	75,652	2,157,399
Cairn Energy PLC (a)	60,293	199,005
Capita PLC (b)	319,786	674,461
Capital & Counties Properties PLC	102,673	389,447
Carnival PLC	43,838	2,515,919
Centamin PLC	313,626	492,737
Centrica PLC	919,140	1,913,075
CNH Industrial NV	137,196	1,457,027
Cobham PLC (a)	240,166	407,923
Coca-Cola European Partners PLC	31,819	1,293,124
Compass Group PLC	230,571	4,926,900
Croda International PLC	9,916	628,659
CYBG PLC (b)	101,771	423,339
Daily Mail & General Trust PLC	31,357	306,560
DCC PLC	11,691	1,064,247
Derwent London PLC	15,616	640,365
Diageo PLC	374,411	13,455,290
Dialog Semiconductor PLC (a)	10,769	164,208
Direct Line Insurance Group PLC	197,416	893,730
Dixons Carphone PLC	140,005	344,915
Drax Group PLC	52,969	229,238
DS Smith PLC	75,992	522,912
easyJet PLC	34,530	762,691

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Experian PLC	152,736	3,779,925
Fiat Chrysler Automobiles NV	147,124	2,805,768
Firstgroup PLC (a)	476,925	525,767
Foxtons Group PLC	50,177	37,495
G4S PLC	499,830	1,766,555
GlaxoSmithKline PLC	717,294	14,487,325
Grafton Group PLC	29,988	315,150
Great Portland Estates PLC REIT	38,836	366,296
Greene King PLC (b)	42,269	321,217
GVC Holdings PLC	75,421	1,046,529
Halma PLC	52,197	944,110
Hammerson PLC REIT	101,531	700,526
Hansteen Holdings PLC REIT	58,302	80,206
Hargreaves Lansdown PLC	27,093	705,197
Hays PLC	190,672	469,737
Hiscox, Ltd.	40,371	812,822
HomeServe PLC	55,200	655,172
Howden Joinery Group PLC	81,807	579,127
HSBC Holdings PLC	2,650,849	24,872,971
IG Group Holdings PLC	49,868	566,867
IMI PLC	31,818	475,528
Imperial Brands PLC	131,775	4,909,603
Inchcape PLC	57,130	588,699
Indivior PLC (a)	110,831	560,716
Informa PLC	163,954	1,807,448
Inmarsat PLC	42,227	306,626
InterContinental Hotels Group PLC	28,653	1,785,535
International Consolidated Airlines Group SA	93,277	817,709
International Personal Finance PLC	46,198	124,304
Intertek Group PLC	23,059	1,740,159
Intu Properties PLC REIT (b)	109,139	259,652
ITV PLC	500,755	1,150,352
J Sainsbury PLC	337,065	1,429,373
John Wood Group PLC	143,045	1,185,633
Johnson Matthey PLC	27,297	1,304,247
Just Eat PLC (a)	70,985	730,063
Keller Group PLC	13,846	185,361
Kingfisher PLC	535,487	2,099,722
Land Securities Group PLC REIT	168,733	2,131,685
Legal & General Group PLC	807,981	2,837,521
Lloyds Banking Group PLC	9,582,367	7,976,534
London Stock Exchange Group PLC	42,594	2,514,256
Lonmin PLC (a)(b)	27,631	15,322
Luceco PLC (e)	21,615	14,269
Man Group PLC	376,883	878,726
Marks & Spencer Group PLC	343,393	1,337,880
Meggitt PLC	86,504	563,383
Melrose Industries PLC	635,752	1,785,302
Micro Focus International PLC	59,208	1,034,572
Mondi PLC	99,668	2,698,844
National Grid PLC	546,843	6,052,995
NEX Group PLC	124,276	1,686,696
Security Description	Shares	Value
Next PLC	29,167	2,329,719
Ocado Group PLC (a)(b)	54,672	741,657
Ophir Energy PLC (a)	81,008	54,010
Pearson PLC	163,030	1,904,878
Pennon Group PLC	56,962	597,421
Persimmon PLC	31,115	1,040,546
Petrofac, Ltd.	32,705	252,337
Provident Financial PLC (a)	15,183	120,232
Prudential PLC	348,816	7,987,798
Randgold Resources, Ltd.	23,724	1,822,919
Reach PLC	64,618	65,264
Reckitt Benckiser Group PLC	90,600	7,462,761
RELX NV	144,630	3,084,280
RELX PLC	167,260	3,582,887
Rentokil Initial PLC	252,742	1,170,559
Rightmove PLC	13,954	978,249
Rio Tinto PLC	161,510	8,957,946
Rio Tinto, Ltd.	53,862	3,320,572
Rolls-Royce Holdings PLC (a)	293,169	3,824,893
Royal Bank of Scotland Group PLC (a)	445,313	1,505,675
Royal Mail PLC	62,479	416,894
RPC Group PLC	55,717	550,379
RSA Insurance Group PLC	186,618	1,673,923
Sage Group PLC	153,323	1,272,442
Schroders PLC	15,635	651,878
Segro PLC REIT	130,755	1,155,581
Serco Group PLC (a)	247,442	323,255
Severn Trent PLC	32,673	853,888
Shaftesbury PLC	38,115	470,756
Shire PLC	123,719	6,966,454
Sky PLC	182,513	3,521,673
Smith & Nephew PLC	130,739	2,413,063
Smiths Group PLC	134,586	3,017,129
Spectris PLC	16,812	579,317
Spirax-Sarco Engineering PLC	9,888	851,162
Sports Direct International PLC (a)	21,448	113,097
SSE PLC	208,241	3,725,305
St James's Place PLC	71,465	1,082,686
Standard Chartered PLC	397,481	3,634,588
Standard Life Aberdeen PLC	579,513	2,491,938
TalkTalk Telecom Group PLC (b)	59,504	82,488
Tate & Lyle PLC	124,454	1,062,760
Taylor Wimpey PLC	336,699	795,259
Telecom Plus PLC	8,551	127,119
Tesco PLC	1,491,433	5,054,590
Thomas Cook Group PLC	146,569	208,408
TP ICAP PLC	79,926	444,671
Travis Perkins PLC	21,896	411,219
Tullow Oil PLC (a)	247,818	801,596
Unilever NV	226,498	12,636,641
Unilever PLC	196,477	10,874,000
United Utilities Group PLC	97,028	977,669
Victrex PLC	13,003	500,253
Vodafone Group PLC	3,931,502	9,541,301
Weir Group PLC	15,807	417,384

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Whitbread PLC	25,943	1,356,007
William Hill PLC	196,624	787,605
Wm Morrison Supermarkets PLC	539,042	1,793,410
Workspace Group PLC REIT	32,262	460,014
WPP PLC	183,457	2,889,556
		371,522,951
UNITED STATES — 0.2%
Altice USA, Inc. Class A (b)	17,705	302,043
Argonaut Gold, Inc. (a)	48,127	84,514
Flex, Ltd. (a)	188,486	2,659,537
ICON PLC (a)	8,422	1,116,168
International Game Technology PLC	14,420	335,121
REC Silicon ASA (a)(b)	414,962	46,636
Stratasys, Ltd. (a)(b)	6,337	121,290
Tahoe Resources, Inc.	19,674	96,766
		4,762,075
TOTAL COMMON STOCKS (Cost $2,713,504,086)		2,714,497,369

WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
CGG SA (expiring 02/21/23) (a) (Cost $2)	13	2
RIGHTS — 0.0% (d)
ITALY — 0.0% (d)
Intesa Sanpaolo SpA (expiring 7/17/18) (a) (g)	1,940,420	—
SOUTH KOREA — 0.0% (d)
Kangstem Biotech Co., Ltd. (a) (g)	1,222	2,818
SPAIN — 0.0% (d)
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (a)	28,005	28,839
Repsol SA (expiring 7/6/18) (a) (b)	199,442	113,192
Sacyr SA (expiring 18/07/18) (a) (b)	72,473	4,138
		146,169
TOTAL RIGHTS (Cost $147,178)		148,987
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (h) (i)	7,044,112	$7,044,112
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	41,320,210	$ 41,320,210
TOTAL SHORT-TERM INVESTMENTS (Cost $48,364,322)		48,364,322
TOTAL INVESTMENTS — 101.2% (Cost $2,762,015,588)		2,763,010,680
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(33,750,891)
NET ASSETS — 100.0%		$ 2,729,259,789

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $50,838, representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 159,195,648	$ —	$—	$ 159,195,648
Austria	8,216,196	—	—	8,216,196
Belgium	30,557,637	—	—	30,557,637
Bermuda	111,558	—	—	111,558
Canada	225,864,236	—	—	225,864,236
Cayman Islands	688	—	—	688
Chile	618,011	—	—	618,011
China	3,646,202	—	—	3,646,202
Denmark	37,194,240	—	—	37,194,240
Finland	24,057,341	—	—	24,057,341
France	220,167,939	—	—	220,167,939
Germany	200,458,940	—	—	200,458,940
Hong Kong	77,763,691	—	—	77,763,691
Ireland	15,314,685	—	0(a)	15,314,685
Israel	15,407,599	—	—	15,407,599
Italy	53,077,699	—	—	53,077,699
Japan	642,400,274	—	—	642,400,274
Jordan	380,743	—	—	380,743
Luxembourg	5,384,705	—	—	5,384,705
Macau	595,953	—	—	595,953
Malta	783,759	—	—	783,759
Mexico	412,391	—	—	412,391
Netherlands	100,627,652	—	—	100,627,652
New Zealand	5,972,790	—	—	5,972,790
Norway	20,277,704	—	—	20,277,704
Portugal	5,069,639	—	—	5,069,639
Singapore	30,283,269	47,848	—	30,331,117
South Africa	876,880	—	—	876,880
South Korea	132,524,570	—	0(a)	132,524,570
Spain	67,358,520	—	0(a)	67,358,520
Sweden	69,045,650	172	—	69,045,822
Switzerland	184,517,514	—	—	184,517,514
United Kingdom	371,522,951	—	0(a)	371,522,951
United States	4,762,075	—	—	4,762,075
Warrants
France	2	—	—	2
Rights
Italy	—	0(b)	—	0
South Korea	—	2,818	—	2,818
Spain	146,169	—	—	146,169
Short-Term Investments	48,364,322	—	—	48,364,322
TOTAL INVESTMENTS	$2,762,959,842	$50,838	$—	$2,763,010,680

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
(b)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,169,081	$ 1,169,081	$138,622,755	$132,747,724	$—	$—	7,044,112	$ 7,044,112	$ 46,815	$—
State Street Navigator Securities Lending Government Money Market Portfolio	22,963,226	22,963,226	444,088,811	425,731,827	—	—	41,320,210	41,320,210	709,260	—
Total		$24,132,307	$582,711,566	$558,479,551	$—	$—		$48,364,322	$756,075	$—
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 6.7%
Abacus Property Group REIT	163,317	454,914
Accent Group, Ltd.	266,878	325,352
AET&D Holdings No. 1 Pty, Ltd. (a)(b)(c)	110,316	—
Afterpay Touch Group, Ltd. (b)(c)	76,450	528,135
Ainsworth Game Technology, Ltd. (c)	51,059	39,234
Altium, Ltd.	61,930	1,029,989
Amaysim Australia, Ltd. (c)	148,007	115,916
Appen, Ltd.	53,197	525,502
ARB Corp., Ltd.	41,977	708,066
Ardent Leisure Group	120,654	176,062
Arena REIT	173,147	275,049
ARQ Group, Ltd.	6	15
Asaleo Care, Ltd.	195,380	201,377
Astro Japan Property Group (a)	33,776	—
Atlas Iron, Ltd. (b)	5,534,798	175,844
Ausdrill, Ltd.	143,671	194,788
Austal, Ltd.	156,179	214,631
Australian Agricultural Co., Ltd. (b)(c)	189,278	176,208
Australian Pharmaceutical Industries, Ltd.	113,047	141,992
Australian Property Systems, Ltd. (b)	94,436	438,181
Automotive Holdings Group, Ltd. (c)	101,744	214,245
Aveo Group (c)	122,011	219,059
Bapcor, Ltd.	102,142	494,313
BCI Minerals, Ltd. (b)	3	—
Beach Energy, Ltd.	1,472,311	1,909,118
Beadell Resources, Ltd. (b)(c)	538,755	26,670
Bega Cheese, Ltd. (c)	86,028	470,993
Bellamy's Australia, Ltd. (b)	32,022	367,668
Bingo Industries, Ltd. (c)	140,948	279,094
Blackmores, Ltd. (c)	6,808	716,788
Breville Group, Ltd.	58,179	499,492
Brickworks, Ltd.	40,470	467,656
Buru Energy, Ltd. (b)	12	3
BWP Trust REIT	166,847	400,643
BWX, Ltd. (c)	58,131	244,815
Cabcharge Australia, Ltd.	5,326	9,444
Cardno, Ltd. (b)	73,517	72,243
Central Petroleum, Ltd. (b)	21	2
Charter Hall Group REIT	221,040	1,064,816
Charter Hall Long Wale REIT	73,350	238,456
Charter Hall Retail REIT	246,348	762,639
Clean TeQ Holdings, Ltd. (b)(c)	244,610	145,488
Cleanaway Waste Management, Ltd.	924,876	1,154,852
Collins Foods, Ltd.	50,945	209,659
Cooper Energy, Ltd. (b)(c)	905,419	257,553
Corporate Travel Management, Ltd. (c)	49,964	1,007,804
Costa Group Holdings, Ltd.	134,929	822,461
Credit Corp. Group, Ltd. (c)	27,419	366,071
Security Description	Shares	Value
Cromwell Property Group REIT	477,865	395,439
CSR, Ltd.	333,768	1,131,914
Dacian Gold, Ltd. (b)(c)	127,084	267,604
Data#3, Ltd.	6	7
Domain Holdings Australia, Ltd.	99,668	237,120
DuluxGroup, Ltd.	159,677	902,527
Eclipx Group, Ltd. (c)	145,657	341,151
Elders, Ltd.	62,255	389,135
Emeco Holdings, Ltd. (b)	34	9
EML Payments, Ltd. (b)	187,036	194,850
Estia Health, Ltd.	99,228	241,205
Evolution Mining, Ltd.	45	117
Fairfax Media, Ltd.	1,041,961	577,390
FAR, Ltd. (b)(c)	4,248,998	329,634
Fleetwood Corp., Ltd.	30	50
FlexiGroup, Ltd.	101,554	166,574
Folkestone Education Trust REIT	142,364	282,949
G8 Education, Ltd. (c)	181,534	312,514
Galaxy Resources, Ltd. (b)(c)	162,336	363,424
Gateway Lifestyle (c)	171,986	296,077
GDI Property Group REIT	217,348	207,158
Genworth Mortgage Insurance Australia, Ltd. (c)	88,579	168,198
Gold Road Resources, Ltd. (b)	455,896	249,261
GrainCorp, Ltd. Class A	104,609	593,590
Greencross, Ltd. (c)	52,020	172,189
Greenland Minerals, Ltd. (b)	75	4
Growthpoint Properties Australia, Ltd. (c)	78,270	208,765
GUD Holdings, Ltd.	45,572	476,779
GWA Group, Ltd.	133,511	335,392
Hansen Technologies, Ltd.	97,155	226,116
Horizon Oil, Ltd. (b)	54	6
Hotel Property Investments REIT	83,572	195,121
HT&E, Ltd. (c)	69,904	129,638
Icon Energy, Ltd. (b)	24	—
IDP Education, Ltd.	48,216	374,412
Imdex, Ltd. (b)	9	8
Independence Group NL (c)	256,349	973,534
Industria REIT (c)	99,112	194,057
Infigen Energy (b)	892,017	434,984
Ingenia Communities Group REIT	62,221	141,594
Inghams Group, Ltd. (c)	84,960	239,792
InvoCare, Ltd. (c)	193,736	1,966,768
IPH, Ltd. (c)	103,757	341,141
IRESS, Ltd.	53,959	480,006
iSelect, Ltd. (c)	161,655	97,343
iSentia Group, Ltd. (c)	27,844	14,504
Jacana Minerals, Ltd. (a)(b)(c)	12,051	—
Japara Healthcare, Ltd. (c)	130,035	173,418
Karoon Gas Australia, Ltd. (b)(c)	12,654	10,565
Kingsgate Consolidated, Ltd. (b)	1,369	283
Liquefied Natural Gas, Ltd. (b)(c)	258,384	110,726
Lynas Corp., Ltd. (b)	209,543	362,281
MACA, Ltd.	29,729	26,358
Mayne Pharma Group, Ltd. (b)(c)	937,812	602,825
McMillan Shakespeare, Ltd.	41,773	493,824
Mesoblast, Ltd. (b)(c)	206,298	225,586

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Metals X, Ltd. (c)	195,331	115,456
Mincor Resources NL (b)	9	3
Monadelphous Group, Ltd.	74,633	830,447
Mount Gibson Iron, Ltd.	50,202	16,135
Myer Holdings, Ltd. (c)	438,480	119,869
MYOB Group, Ltd.	115,992	247,675
Nanosonics, Ltd. (b)(c)	155,861	363,899
Navitas, Ltd.	145,261	476,528
New South Resources, Ltd. (b)(c)	261,953	318,380
NEXTDC, Ltd. (b)	189,834	1,060,357
Nick Scali, Ltd.	41,813	207,913
Nine Entertainment Co. Holdings, Ltd.	239,923	439,622
NRW Holdings, Ltd. (b)	6	7
Nufarm, Ltd.	149,411	978,076
OceanaGold Corp.	331,399	919,538
OFX Group, Ltd.	45,626	58,825
oOh!media, Ltd. (c)(d)	90,744	331,879
oOh!media, Ltd. (b)(d)(e)	3,511	12,841
Orocobre, Ltd. (b)(c)	97,087	370,858
OZ Minerals, Ltd.	157,326	1,094,983
Pact Group Holdings, Ltd.	73,166	284,889
Perseus Mining, Ltd. (b)	53,317	16,939
Pilbara Minerals, Ltd. (b)(c)	667,102	426,348
Premier Investments, Ltd.	44,877	559,696
Primary Health Care, Ltd.	175,641	452,905
Propertylink Group REIT (c)	368,849	288,875
Quintis, Ltd. (a)(b)(c)	148,677	—
RCR Tomlinson, Ltd.	50,292	110,732
Regis Healthcare, Ltd. (c)	100,833	244,361
Regis Resources, Ltd.	210,413	795,974
Reject Shop, Ltd.	30,243	126,920
Resapp Health, Ltd. (b)	939,310	93,691
Resolute Mining, Ltd.	310,701	292,691
Retail Food Group, Ltd. (c)	68,077	27,161
Rural Funds Group REIT	165,462	259,173
Sandfire Resources NL	57,033	385,992
Saracen Mineral Holdings, Ltd. (b)	272,567	441,035
Select Harvests, Ltd.	50,834	259,155
Senex Energy, Ltd. (b)(c)	570,205	183,264
Service Stream, Ltd.	222,144	247,838
Seven West Media, Ltd.	206,692	128,280
SG Fleet Group, Ltd.	74,282	203,068
Shopping Centres Australasia Property Group REIT	319,465	578,290
Sigma Healthcare, Ltd.	900,964	539,198
Silver Chef, Ltd. (c)	10,939	30,551
Silver Lake Resources, Ltd. (b)	275,524	122,142
Sirtex Medical, Ltd.	31,792	738,745
Slater & Gordon, Ltd. (b)	41	58
SmartGroup Corp., Ltd.	46,375	399,863
Southern Cross Media Group, Ltd.	500,513	484,443
SpeedCast International, Ltd.	125,548	572,336
St Barbara, Ltd.	279,178	996,287
Steadfast Group, Ltd.	383,449	796,105
Strandline Resources, Ltd. (b)	53	5
Super Retail Group, Ltd. (c)	57,916	346,609
Security Description	Shares	Value
Superloop, Ltd.	104,739	195,014
Syrah Resources, Ltd. (b)(c)	113,670	242,717
Tap Oil, Ltd. (b)	9	1
Tassal Group, Ltd.	45,939	140,181
Technology One, Ltd.	129,484	406,594
Tiger Resources, Ltd. (a)(b)	2,464	—
Village Roadshow, Ltd. (b)	23,109	39,441
Virtus Health, Ltd.	16,654	70,753
Vita Group, Ltd. (c)	3,840	2,780
Viva Energy REIT	163,798	272,300
Vocus Group, Ltd. (b)(c)	331,745	566,203
Webjet, Ltd. (c)	73,581	731,213
Western Areas, Ltd. (c)	116,078	305,321
Westgold Resources, Ltd. (b)(c)	95,937	131,134
WiseTech Global, Ltd. (c)	54,926	635,515
WPP AUNZ, Ltd.	358,702	267,677
		58,202,970
AUSTRIA — 0.3%
DO & Co. AG	3,599	216,669
Palfinger AG	5,371	203,491
POLYTEC Holding AG	4,328	61,750
Porr AG (c)	8,002	269,071
S IMMO AG	30,921	603,623
S&T AG (b)	23,267	599,812
Schoeller-Bleckmann Oilfield Equipment AG	4,955	597,612
Semperit AG Holding (b)(c)	5,280	98,018
Zumtobel Group AG (c)	22,498	172,840
		2,822,886
BELGIUM — 1.1%
Aedifica SA REIT	7,687	700,944
AGFA-Gevaert NV (b)	175,491	737,621
Barco NV	17,992	2,197,287
Befimmo SA REIT	7,235	446,014
Celyad SA (b)	4,431	131,612
Econocom Group SA	49,802	274,567
Euronav NV	62,958	578,130
EVS Broadcast Equipment SA	8,699	199,474
Fagron	1,403	23,981
Greenyard NV	11,113	159,852
Ion Beam Applications (b)(c)	11,050	295,443
Kinepolis Group NV	3,483	220,815
MDxHealth (b)(c)	52,179	235,157
Nyrstar NV (b)(c)	45,311	243,247
Orange Belgium SA	22,375	377,752
Radisson Hospitality AB (b)	70,972	228,085
Recticel SA	30,245	344,298
Retail Estates NV REIT	5,413	482,212
Tessenderlo Group SA (b)	39,197	1,528,534
X-Fab Silicon Foundries SE (b)(c)(f)	45,415	459,190
		9,864,215
CANADA — 8.3%
Advantage Oil & Gas, Ltd. (b)	136,802	427,425
Aecon Group, Inc.	29,088	341,861
AG Growth International, Inc.	6,523	274,517

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
AGF Management, Ltd. Class B	11,708	61,951
AGT Food & Ingredients, Inc. (c)	11,080	129,040
Aimia, Inc.	36,835	64,964
Alaris Royalty Corp. (c)	16,064	194,656
Alcanna, Inc.	16,684	115,924
Alio Gold, Inc. (b)(c)	395	574
Altius Minerals Corp.	10,832	108,283
Altus Group, Ltd. (c)	19,589	436,469
Aphria, Inc. (b)(c)	89,259	805,431
Arbutus Biopharma Corp. (b)(c)	1,551	11,322
Arbutus Biopharma Corp. (b)(e)	11,276	82,315
Aritzia, Inc. (b)(c)	32,787	388,823
Arizona Mining, Inc. (b)	101,264	474,200
Artis Real Estate Investment Trust	17,482	174,229
Asanko Gold, Inc. (b)(c)	90,138	97,302
Athabasca Oil Corp. (b)(c)	160,142	219,131
Atrium Mortgage Investment Corp. (c)	35,763	349,352
ATS Automation Tooling Systems, Inc. (b)	34,461	511,892
Aurinia Pharmaceuticals, Inc. (b)(c)	48,832	280,642
Aurora Cannabis, Inc. (b)(c)	252,015	1,781,702
AutoCanada, Inc.	879	11,366
Badger Daylighting, Ltd. (c)	15,515	373,530
Ballard Power Systems, Inc. (b)(c)	73,280	210,573
Baytex Energy Corp. (b)(c)	96,383	320,190
Bellatrix Exploration, Ltd. (b)(c)	1,160	1,164
Birchcliff Energy, Ltd.	114,659	420,127
Bird Construction, Inc.	19,739	108,940
Black Diamond Group, Ltd.	615	1,664
Boardwalk Real Estate Investment Trust	12,797	444,288
Bonavista Energy Corp. (c)	93,004	105,345
Bonterra Energy Corp. (c)	853	11,075
Boralex, Inc. Class A	25,624	410,233
Boyd Group Income Fund	5,166	460,304
Calfrac Well Services, Ltd. (b)(c)	24,125	102,336
Callidus Capital Corp. (c)	13,442	55,691
Canaccord Genuity Group, Inc.	5,781	31,905
Canacol Energy, Ltd. (b)	52,485	169,969
Canadian Solar, Inc. (b)(c)	18,761	229,635
Canadian Western Bank (c)	45,149	1,189,261
Canopy Growth Corp. (b)(c)	93,496	2,730,713
Capstone Mining Corp. (b)	211,655	162,508
Cardinal Energy, Ltd. (c)	33,319	140,069
Cargojet, Inc.	7,566	369,083
Cascades, Inc. (c)	26,154	234,013
Celestica, Inc. (b)	112,341	1,334,821
Centerra Gold, Inc. (b)	104,665	581,627
CES Energy Solutions Corp. (c)	148,912	508,278
Chemtrade Logistics Income Fund	22,806	259,535
Chorus Aviation, Inc. (c)	37,269	199,455
Cineplex, Inc. (c)	34,981	775,967
Cogeco, Inc. (c)	4,488	198,291
Colliers International Group, Inc.	29,726	2,260,211
Colossus Minerals, Inc. (a)(b)	390	—
Computer Modelling Group, Ltd.	42,540	326,621
Security Description	Shares	Value
Continental Gold, Inc. (b)	5,527	15,924
Crew Energy, Inc. (b)(c)	82,895	126,663
Crombie Real Estate Investment Trust	19,131	184,991
Dalradian Resources, Inc. (b)(c)	112,429	123,074
Delphi Energy Corp. (b)(c)	13,147	8,795
Denison Mines Corp. (b)(c)	146,832	71,437
DIRTT Environmental Solutions (b)(c)	31,224	152,150
Dorel Industries, Inc. Class B	15,198	257,642
Dream Global Real Estate Investment Trust	31,108	339,588
Dream Office Real Estate Investment Trust	1,813	32,292
DREAM Unlimited Corp. Class A (b)	7,973	58,974
Dundee Precious Metals, Inc. (b)	5,748	13,721
ECN Capital Corp. (c)	226,933	608,973
Eldorado Gold Corp. (b)(c)	423,596	428,281
Endeavour Mining Corp. (b)(c)	27,563	494,288
Endeavour Silver Corp. (b)(c)	42,789	134,341
Enercare, Inc.	49,307	673,944
Enerflex, Ltd.	42,715	459,151
Enghouse Systems, Ltd.	11,803	688,826
Ensign Energy Services, Inc. (c)	57,408	256,175
Entertainment One, Ltd.	147,153	714,557
Equitable Group, Inc.	6,673	302,135
Exchange Income Corp. (c)	13,108	319,267
Extendicare, Inc.	46,960	258,816
Fiera Capital Corp.	31,397	280,925
Firm Capital Mortgage Investment Corp. (c)	31,859	319,208
First Majestic Silver Corp. (b)(c)	96,877	738,665
First Mining Gold Corp. (b)(c)	372,259	127,345
Fortuna Silver Mines, Inc. (b)	78,518	446,474
Freehold Royalties, Ltd. (c)	53,942	508,481
GASFRAC Energy Services, Inc. (a)(b)	21,904	—
Gibson Energy, Inc. (c)	64,426	858,556
Gluskin Sheff + Associates, Inc. (c)	13,149	164,131
Gran Tierra Energy, Inc.	119,655	413,874
Granite Oil Corp. (c)	13,992	32,335
Granite Real Estate Investment Trust	25,319	1,032,046
Great Basin Gold, Ltd. (a)(b)	266,255	—
Great Canadian Gaming Corp. (b)	29,868	1,056,943
Guyana Goldfields, Inc. (b)	81,114	302,763
High Liner Foods, Inc. (c)	5,767	44,586
Home Capital Group, Inc. (b)(c)	24,034	274,241
Horizon North Logistics, Inc. (c)	7,174	14,343
Hudson's Bay Co. (c)	63,182	562,920
Innergex Renewable Energy, Inc. (c)	59,075	620,188
Interfor Corp. (b)	28,619	549,340
InterRent Real Estate Investment Trust	8,336	69,707
Intertape Polymer Group, Inc. (c)	36,327	499,015
Jamieson Wellness, Inc.	16,836	340,700

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Just Energy Group, Inc. (c)	36,695	132,224
Kelt Exploration, Ltd. (b)	60,102	408,005
Killam Apartment Real Estate Investment Trust	21,018	239,347
Kinaxis, Inc. (b)	12,232	822,937
Kinder Morgan Canada, Ltd. (c)(f)	59,493	719,099
Klondex Mines, Ltd. (b)(c)	105,049	245,164
Knight Therapeutics, Inc. (b)	32,137	196,665
Labrador Iron Ore Royalty Corp. (c)	26,146	478,815
Laurentian Bank of Canada (c)	18,766	639,966
Lightstream Resources, Ltd. (a)	64,736	—
Lithium Americas Corp. (b)(c)	30,233	161,571
Lucara Diamond Corp. (c)	116,206	186,396
MAG Silver Corp. (b)	52,526	567,007
Major Drilling Group International, Inc. (b)	47,513	250,667
Martinrea International, Inc.	69,840	748,599
Maxar Technologies, Ltd. (c)	21,363	1,071,845
Medical Facilities Corp. (c)	16,850	178,946
MEG Energy Corp. (b)	89,934	749,308
Morneau Shepell, Inc. (c)	35,048	724,166
Mountain Province Diamonds, Inc. (b)(c)	43,566	109,292
MTY Food Group, Inc.	9,962	381,456
Mullen Group, Ltd. (c)	60,314	710,224
Nemaska Lithium, Inc. (b)(c)	218,258	141,031
Nevsun Resources, Ltd.	110,198	382,838
NexGen Energy, Ltd. (b)	153,813	284,135
North American Palladium, Ltd. (b)	3	22
North West Co., Inc. (c)	29,532	658,237
Northern Dynasty Minerals, Ltd. (b)(c)	171,623	92,632
Northview Apartment Real Estate Investment Trust	15,537	310,397
NorthWest Healthcare Properties Real Estate Investment Trust	21,933	188,242
Novagold Resources, Inc. (b)(c)	119,573	535,395
NuVista Energy, Ltd. (b)	105,462	731,167
Obsidian Energy, Ltd. (b)(c)	194,297	220,079
Optiva, Inc. (b)	16	555
Osisko Mining, Inc. (b)(c)	91,094	124,649
Painted Pony Energy, Ltd. (b)(c)	83,948	145,503
Paramount Resources, Ltd. Class A (b)(c)	42,245	478,185
Parex Resources, Inc. (b)	93,327	1,760,900
Pason Systems, Inc.	40,099	655,996
Pengrowth Energy Corp. (b)(c)	240,843	172,103
Pizza Pizza Royalty Corp.	22,967	213,878
Poseidon Concepts Corp. (a)(b)	43,064	—
Precision Drilling Corp. (b)(c)	144,885	479,113
Premier Gold Mines, Ltd. (b)	98,531	195,497
Pretium Resources, Inc. (b)	77,139	567,056
ProMetic Life Sciences, Inc. (b)(d)	3,753	1,464
ProMetic Life Sciences, Inc. (b)(c)(d)	438,058	173,165
Quarterhill, Inc.	1,100	1,221
Security Description	Shares	Value
Raging River Exploration, Inc. (b)	134,342	582,120
Recipe Unlimited Corp.	9,271	200,650
Rogers Sugar, Inc. (c)	64,075	258,161
Rubicon Minerals Corp. (b)	15	13
Russel Metals, Inc.	33,720	688,781
Sabina Gold & Silver Corp. (b)(c)	116,206	134,276
Sandstorm Gold, Ltd. (b)(c)	108,023	485,321
Savaria Corp. (c)	23,798	290,001
Seabridge Gold, Inc. (b)(c)	13,517	151,976
Secure Energy Services, Inc. (c)	109,135	602,319
SEMAFO, Inc. (b)	142,911	413,920
ShawCor, Ltd.	33,185	643,796
Sherritt International Corp. (b)(c)	173,217	146,164
Sienna Senior Living, Inc. (c)	38,379	483,731
Sierra Wireless, Inc. (b)(c)	17,369	277,677
Silvercorp Metals, Inc. (c)	73,116	192,871
SilverCrest Metals, Inc. (b)	54	112
Slate Office REIT	36,475	211,288
Sleep Country Canada Holdings, Inc. (f)	17,022	421,458
Southern Pacific Resource Corp. (a)(b)	281,142	—
Sprott, Inc. (c)	129,677	299,683
SSR Mining, Inc. (b)	67,664	667,150
Stornoway Diamond Corp. (b)(c)	154,761	51,765
Stuart Olson, Inc.	69	404
Summit Industrial Income REIT	40,168	267,491
SunOpta, Inc. (b)	32,001	268,808
Sunshine Oilsands, Ltd. (b)	867,000	26,412
Superior Plus Corp. (c)	61,306	592,344
Surge Energy, Inc.	10,970	19,848
Tamarack Valley Energy, Ltd. (b)	171,107	599,645
Teranga Gold Corp. (b)	33,325	118,814
Theratechnologies, Inc. (b)(c)	54,531	525,640
Timbercreek Financial Corp. (c)	25,904	179,986
TORC Oil & Gas, Ltd.	53,793	300,156
Torex Gold Resources, Inc. (b)	38,226	340,284
Total Energy Services, Inc. (c)	41,791	369,160
TransAlta Corp.	145,209	728,556
Transcontinental, Inc. Class A (c)	41,761	969,222
Trevali Mining Corp. (b)	371,239	253,993
Trican Well Service, Ltd. (b)	205,567	467,251
Tricon Capital Group, Inc. (c)	67,086	562,514
Trinidad Drilling, Ltd. (b)(c)	9,663	13,737
Twin Butte Energy, Ltd. (a)(b)	83,708	—
Uni-Select, Inc. (c)	61,335	974,963
Valener, Inc. (c)	10,663	163,903
Wajax Corp.	5,667	107,270
Western Forest Products, Inc.	192,011	391,189
Westshore Terminals Investment Corp. (c)	29,455	533,591
Yellow Pages, Ltd. (b)	596	4,091
ZCL Composites, Inc. (c)	23,122	152,043
		72,421,291
CHINA — 0.3%
APT Satellite Holdings, Ltd. (c)	139,300	57,173
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	178,315

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
BOE Varitronix, Ltd. (c)	106,000	36,480
China Everbright Water, Ltd.	18,619	5,462
China Gold International Resources Corp., Ltd. (b)(c)	82,498	142,989
China Merchants Land, Ltd.	212,000	36,480
China Yuchai International, Ltd.	22,733	493,306
Chong Hing Bank, Ltd.	57,000	110,724
Gemdale Properties & Investment Corp., Ltd. (c)	2,752,000	298,160
Greenland Hong Kong Holdings, Ltd.	195,000	72,328
HC International, Inc. (c)	359,000	210,491
HengTen Networks Group, Ltd. (b)(c)	10,944,000	390,586
Nam Tai Property, Inc. (c)	13,761	151,371
Sino Grandness Food Industry Group, Ltd. (b)(c)	96,972	14,580
Towngas China Co., Ltd. (b)	471,000	456,865
		2,655,310
DENMARK — 0.6%
ALK-Abello A/S (b)(c)	2,383	398,069
Alm Brand A/S	20,446	200,888
Amagerbanken A/S (a)(b)	308,573	—
Ascendis Pharma A/S ADR (b)	12,655	841,810
Bang & Olufsen A/S (b)	30,045	652,548
D/S Norden A/S (b)	13,955	247,545
Forward Pharma A/S ADR (b)(c)	29,406	79,984
H&H International A/S Class B (b)(c)	31,220	494,119
Matas A/S	14,181	115,110
NNIT A/S (c)(f)	7,946	197,732
OW Bunker A/S (a)(b)(c)	9,828	—
Per Aarsleff Holding A/S	11,833	418,137
Ringkjoebing Landbobank A/S	10,703	598,757
Scandinavian Tobacco Group A/S Class A (f)	30,512	460,680
Solar A/S Class B	1,503	93,739
Spar Nord Bank A/S	35,595	380,967
Zealand Pharma A/S (b)(c)	22,698	298,775
		5,478,860
FINLAND — 0.7%
Caverion Oyj (b)(c)	33,461	237,920
Cramo Oyj	16,101	374,283
Ferratum Oyj	7,328	138,604
Finnair Oyj	28,898	312,600
F-Secure Oyj	65,252	286,836
Kemira Oyj	48,530	645,371
Lehto Group Oyj (c)	16,739	194,068
Oriola Oyj Class B	35,842	127,844
Outotec Oyj (b)	59,459	473,454
Pihlajalinna Oyj	11,677	153,786
Raisio Oyj Class V	46,446	197,119
Ramirent Oyj	34,934	371,164
Revenio Group Oyj	15,516	277,533
Sanoma Oyj	35,167	356,805
Stockmann Oyj Abp Class B (b)(c)	16,270	76,079
Security Description	Shares	Value
Technopolis Oyj	51,900	233,597
Tikkurila Oyj (c)	20,811	357,179
Tokmanni Group Corp.	22,430	185,936
Uponor Oyj	26,134	419,550
YIT Oyj (c)	73,015	435,195
		5,854,923
FRANCE — 2.1%
AB Science SA (b)(c)	14,064	67,455
Akka Technologies	7,282	521,179
Albioma SA	11,980	270,234
Assystem	2,312	73,558
Beneteau SA	13,250	248,449
Boiron SA	3,338	283,333
Bonduelle SCA	5,080	183,569
Bourbon Corp. (b)(c)	9,045	50,110
Cellectis SA (b)	18,833	540,917
CGG SA (b)	273,768	679,550
Chargeurs SA	8,821	263,241
Cie des Alpes	5,834	200,258
Coface SA (b)	43,157	479,694
Derichebourg SA	33,318	210,840
Devoteam SA	2,994	340,826
Eramet	4,263	560,938
Esker SA	9,500	657,740
Etablissements Maurel et Prom (b)	2,032	14,828
Gaztransport Et Technigaz SA	12,163	745,548
Genfit (b)(c)	11,291	310,323
GL Events	24,267	653,074
Guerbet	3,061	204,425
Haulotte Group SA	3,289	56,219
ID Logistics Group (b)	1,271	205,676
Innate Pharma SA (b)(c)	21,509	117,177
Interparfums SA	2,506	105,478
IPSOS (c)	15,130	517,232
Jacquet Metal Service SA	30,925	985,707
Kaufman & Broad SA	8,754	412,713
Lectra	15,176	348,705
LNA Sante SA	7,527	474,560
Maisons du Monde SA (f)	19,957	734,907
Manitou BF SA	6,160	231,946
Marie Brizard Wine & Spirits SA (b)(c)	14,556	143,777
Mercialys SA REIT	19,527	339,929
Mersen SA	23,488	935,139
Nanobiotix (b)(c)	13,892	224,155
Naturex (b)	3,573	562,339
Neopost SA	18,802	505,342
Nicox (b)(c)	18,039	169,545
Parrot SA (b)(c)	6,954	45,792
Pierre & Vacances SA (b)	1,078	36,940
Rallye SA (c)	11,084	126,823
SOITEC (b)	9,335	786,914
Solocal Group (b)(c)	207,428	264,948
Solutions 30 SE (b)	21,541	1,041,218
SRP Groupe SA (b)(c)(f)	597	5,053
Ste Industrielle d'Aviation Latecoere SA (b)	54,982	294,010
Talend SA ADR (b)	9,374	583,813

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Technicolor SA (b)(c)	222,428	273,720
Valneva SE (b)	46,405	192,069
Virbac SA (b)	1,924	262,376
		18,544,311
GERMANY — 3.1%
ADVA Optical Networking SE (b)(c)	12,451	88,967
AIXTRON SE (b)	63,087	817,596
Amadeus Fire AG	3,261	352,183
Aumann AG (f)	3,460	214,105
AURELIUS Equity Opportunities SE & Co. KGaA	15,858	942,414
Bauer AG	5,587	123,417
BayWa AG	2,357	79,806
Bertrandt AG	2,912	276,582
bet-at-home.com AG	1,823	138,668
Bilfinger SE	16,268	827,366
Biotest AG Preference Shares	11,864	342,833
Borussia Dortmund GmbH & Co. KGaA	40,760	255,793
CANCOM SE	9,056	925,167
Cewe Stiftung & Co. KGAA	3,273	302,654
Deutsche Beteiligungs AG	6,499	257,989
Deutsche Pfandbriefbank AG (f)	37,196	521,573
Deutz AG	63,125	487,536
DIC Asset AG	67,754	760,211
Draegerwerk AG & Co. KGaA	2,329	139,224
Draegerwerk AG & Co. KGaA Preference Shares	1,538	110,435
Elmos Semiconductor AG	10,416	274,843
ElringKlinger AG	8,620	110,607
Encavis AG	66,076	482,169
GFT Technologies SE	12,184	158,756
Grammer AG	7,691	535,186
Hamborner REIT AG (c)	46,663	496,326
Heidelberger Druckmaschinen AG (b)	118,954	326,935
HELMA Eigenheimbau AG	2,637	106,528
Hornbach Holding AG & Co. KGaA	2,612	188,468
Hypoport AG (b)	1,995	372,682
Indus Holding AG	28,742	1,791,983
Isra Vision AG	4,095	251,487
Jenoptik AG	76,922	3,015,831
Kloeckner & Co. SE	36,380	383,554
Koenig & Bauer AG	8,947	646,612
KSB SE & Co. KGaA Preference Shares	264	109,269
LPKF Laser & Electronics AG (b)	10,332	84,321
Medigene AG (b)	15,109	203,924
MLP SE	27,280	169,765
Nordex SE (b)	40,093	407,159
Norma Group SE	16,043	1,100,447
PATRIZIA Immobilien AG	57,594	1,110,197
Pfeiffer Vacuum Technology AG	2,221	365,372
QSC AG	2,076	3,398
RIB Software SE	21,046	488,988
SAF-Holland SA	16,305	245,576
Security Description	Shares	Value
SGL Carbon SE (b)	24,175	259,957
SLM Solutions Group AG (b)(c)	5,938	226,706
SMA Solar Technology AG	3,682	152,526
STRATEC Biomedical AG	3,063	239,248
SUESS MicroTec SE (b)	10,863	163,105
Surteco SE	8,547	250,973
Takkt AG	16,883	308,686
Technotrans AG	4,091	177,923
Tele Columbus AG (b)(f)	29,110	202,225
TLG Immobilien AG	22,513	600,351
Trivago NV ADR (b)	20,423	92,720
Vossloh AG	4,283	208,526
VTG AG	4,379	248,477
Wacker Neuson SE	10,006	254,211
Washtec AG	6,240	551,514
XING SE	1,717	554,295
Zeal Network SE	5,280	164,597
zooplus AG (b)	2,733	510,546
		26,561,488
GREECE — 0.0% (g)
TT Hellenic Postbank SA (a)(b)	129,076	—
HONG KONG — 2.4%
Beijing Gas Blue Sky Holdings, Ltd. (b)(c)	3,688,000	235,041
Cafe de Coral Holdings, Ltd.	177,191	429,119
Century Sunshine Group Holdings, Ltd. (b)	114,998	3,518
China Baoli Technologies Holdings, Ltd. (b)(e)	15,148,200	162,189
China Goldjoy Group, Ltd.	4,224,000	231,513
China Household Holdings, Ltd. (b)(e)	780,000	50,705
China LNG Group, Ltd. (b)(c)	425,499	61,286
China LotSynergy Holdings, Ltd. (b)	460,000	7,446
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Regenerative Medicine International, Ltd. (b)(c)	6,093,056	100,186
China Ruifeng Renewable Energy Holdings, Ltd. (b)	71,200	5,445
China Smarter Energy Group Holdings, Ltd. (b)(c)	2,054,000	267,044
China Strategic Holdings, Ltd. (b)	6,043,367	64,705
China Water Industry Group, Ltd. (b)(c)	440,000	82,443
China Youzan, Ltd. (b)(c)	4,332,000	519,037
Chow Sang Sang Holdings International, Ltd.	259,939	500,963
CK Life Sciences Int'l Holdings, Inc.	2,764,000	190,245
Common Splendor International Health Industry Group, Ltd. (b)(c)	2,350,000	227,648
Digital Domain Holdings, Ltd. (b)(c)	2,526,696	39,291
Dingyi Group Investment, Ltd. (b)	1,160,000	109,414
Enerchina Holdings, Ltd. (c)	2,139,385	124,074

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Esprit Holdings, Ltd. (b)(c)	937,935	291,706
Evergrande Health Industry Group, Ltd. (b)(c)	1,285,000	1,195,661
Fairwood Holdings, Ltd.	157,500	602,260
FDG Electric Vehicles, Ltd. (b)(c)	7,627,493	116,666
Freeman FinTech Corp., Ltd. (b)	5,680,000	63,711
Future World Financial Holdings, Ltd. (b)(c)	4,910,303	79,487
GCL New Energy Holdings, Ltd. (b)(c)	3,802,000	155,076
Giordano International, Ltd.	1,424,000	896,642
Global Brands Group Holding, Ltd. (b)(c)	2,194,000	131,437
Global Cord Blood Corp. (b)(c)	47,428	450,092
G-Resources Group, Ltd. (b)	3,955,790	44,875
HKBN, Ltd.	549,413	845,956
HKR International, Ltd. (c)	2,254,459	1,382,196
HMV Digital China Group, Ltd. (b)(c)	8,160,000	238,181
Honbridge Holdings, Ltd. (b)(c)	1,412,000	239,369
Huarong International Financial Holdings, Ltd. (c)	356,000	63,527
Hutchison Telecommunications Hong Kong Holdings, Ltd. (c)	796,000	281,044
K Wah International Holdings, Ltd.	1,717,548	989,531
Lai Sun Development Co., Ltd.	142,200	237,440
Landing International Development, Ltd. (b)	38,586,000	590,192
Lee's Pharmaceutical Holdings, Ltd.	217,000	283,232
Noble Group, Ltd. (b)(c)	708,919	70,190
Pacific Basin Shipping, Ltd. (b)	1,787,000	489,717
Pacific Textiles Holdings, Ltd. (c)	490,000	416,585
Panda Green Energy Group, Ltd. (b)(c)	2,262,000	164,342
PAX Global Technology, Ltd. (c)	358,000	176,594
Peace Mark Holdings, Ltd. (a)(b)	504,228	—
Pico Far East Holdings, Ltd. (c)	202,000	82,392
Playmates Toys, Ltd.	108,000	11,150
Prosperity REIT	600,000	243,198
Road King Infrastructure, Ltd.	609,482	1,065,853
Sa Sa International Holdings, Ltd.	736,906	467,761
Shun Tak Holdings, Ltd.	1,280,849	524,065
Singamas Container Holdings, Ltd.	920,000	128,992
SmarTone Telecommunications Holdings, Ltd.	234,792	242,410
SMI Holdings Group, Ltd. (c)	624,081	206,822
Spring Real Estate Investment Trust	263,000	111,630
Stella International Holdings, Ltd.	213,500	264,513
Summit Ascent Holdings, Ltd. (b)	26,000	2,485
Sun Hung Kai & Co., Ltd.	347,000	195,052
SUNeVision Holdings, Ltd.	291,000	172,476
Sunlight Real Estate Investment Trust	172,000	118,826
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Security Description	Shares	Value
Television Broadcasts, Ltd. (c)	164,716	521,728
Texhong Textile Group, Ltd.	230,500	347,860
Texwinca Holdings, Ltd. (c)	684,850	292,430
Tongda Group Holdings, Ltd. (c)	2,220,000	449,917
Tou Rong Chang Fu Group, Ltd. (b)	2,412,000	36,278
Town Health International Medical Group, Ltd. (c)	1,848,000	81,265
Truly International Holdings, Ltd. (c)	798,000	152,572
Value Partners Group, Ltd. (c)	436,000	344,556
Viva China Holdings, Ltd. (b)	1,888,000	211,771
We Solutions, Ltd. (b)(c)	841,072	126,502
Yuexiu Real Estate Investment Trust	1,154,000	775,173
		21,084,698
INDIA — 0.0% (g)
Eros International PLC (b)(c)	16,439	213,707
IRELAND — 0.8%
Amarin Corp. PLC ADR (b)(c)	151,731	468,849
C&C Group PLC	162,572	614,988
Cairn Homes PLC (b)	386,616	801,675
Dalata Hotel Group PLC (b)	82,610	673,230
Fly Leasing, Ltd. ADR (b)	24,770	349,009
Green REIT PLC	325,391	562,268
Greencore Group PLC	380,957	935,000
Hibernia REIT PLC	387,414	678,488
Hostelworld Group PLC (f)	53,360	221,913
Irish Continental Group PLC	78,752	464,332
Irish Residential Properties REIT PLC	363,225	585,235
Origin Enterprises PLC	61,150	440,512
Trinity Biotech PLC ADR (b)(c)	20,295	101,475
		6,896,974
ISRAEL — 1.8%
Africa Israel Properties, Ltd. (b)	2,637	59,763
Airport City, Ltd. (b)	44,918	497,090
Alony Hetz Properties & Investments, Ltd.	34,454	316,252
Amot Investments, Ltd.	53,718	268,550
Bayside Land Corp.	707	304,582
Caesarstone, Ltd. (c)	11,241	169,739
Cellcom Israel, Ltd. (b)	33,979	192,797
Ceragon Networks, Ltd. (b)	47,991	171,328
Clal Insurance Enterprises Holdings, Ltd. (b)	16,718	233,058
CyberArk Software, Ltd. (b)	14,895	937,789
Delek Automotive Systems, Ltd.	21,167	115,823
Delta-Galil Industries, Ltd.	5,744	166,017
Electra, Ltd.	2,233	554,567
First International Bank Of Israel, Ltd.	27,091	565,051
Gazit-Globe, Ltd.	50,363	463,655
Harel Insurance Investments & Financial Services, Ltd.	44,857	335,887
IDI Insurance Co., Ltd.	7,083	424,529

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Inrom Construction Industries, Ltd.	75,719	282,766
Israel Corp., Ltd.	1,585	337,087
Israel Discount Bank, Ltd. Class A	1	3
Ituran Location & Control, Ltd.	14,061	426,751
Jerusalem Economy, Ltd. (b)	134,878	323,585
Jerusalem Oil Exploration (b)	5,710	289,669
Kornit Digital, Ltd. (b)(c)	18,851	335,548
Matrix IT, Ltd.	15,675	166,790
Mazor Robotics, Ltd. (b)	17,951	495,295
Migdal Insurance & Financial Holding, Ltd. (b)	188,112	162,286
Norstar Holdings, Inc.	7,083	124,998
Nova Measuring Instruments, Ltd. (b)	26,286	717,945
Oil Refineries, Ltd.	1,039,778	436,584
Orbotech, Ltd. (b)	25,970	1,604,946
Partner Communications Co., Ltd. (b)	57,300	214,764
Paz Oil Co., Ltd.	5,954	780,572
Radware, Ltd. (b)	27,716	700,660
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,775	231,409
Reit 1, Ltd.	121,980	483,182
Sapiens International Corp. NV	26,689	258,684
Shikun & Binui, Ltd.	84,037	148,145
Shufersal, Ltd.	61,007	373,653
SodaStream International, Ltd. (b)	11,653	994,001
		15,665,800
ITALY — 1.2%
Ascopiave SpA	39,185	136,794
Astaldi SpA (c)	4,970	11,640
Banca Carige SpA (b)	20,293,059	194,284
Banca Farmafactoring SpA (f)	47,631	279,170
Banca Popolare di Sondrio SCPA (c)	201,859	812,627
BasicNet SpA	27,361	120,594
Beni Stabili SpA SIIQ (c)	390,109	341,832
Brunello Cucinelli SpA	12,901	576,143
Cairo Communication SpA (c)	36,848	147,350
Cementir Holding SpA	35,108	277,915
CIR-Compagnie Industriali Riunite SpA	89,744	109,810
Credito Valtellinese SpA (b)	5,448,460	613,871
Danieli & C Officine Meccaniche SpA	17,977	316,515
Datalogic SpA	8,169	301,869
doBank SpA (f)	22,550	297,509
Ei Towers SpA	18,301	1,011,744
Esprinet SpA (c)	45,654	206,817
Fila SpA (c)	11,127	227,868
Fincantieri SpA (b)	255,181	347,990
GEDI Gruppo Editoriale SpA (b)(c)	2,692	1,026
Immobiliare Grande Distribuzione SIIQ SpA	22,219	178,532
Italmobiliare SpA	2,322	56,932
Juventus Football Club SpA (b)(c)	205,359	158,486
Security Description	Shares	Value
Maire Tecnimont SpA (c)	66,250	297,798
MARR SpA	12,968	341,879
Massimo Zanetti Beverage Group SpA (f)	11,469	96,814
OVS SpA (f)	75,429	246,236
Piaggio & C SpA	88,350	222,192
RAI Way SpA (f)	50,722	237,474
Safilo Group SpA (b)(c)	608	3,187
Salini Impregilo SpA (c)	93,383	243,354
Societa Cattolica di Assicurazioni SC	77,350	645,265
Sogefi SpA (b)(c)	35,995	108,679
Tamburi Investment Partners SpA (c)	69,982	482,074
Technogym SpA (f)	38,447	455,621
Vittoria Assicurazioni SpA	7,959	129,538
		10,237,429
JAPAN — 36.9%
3-D Matrix, Ltd. (b)	17,300	92,150
77 Bank, Ltd.	38,000	829,197
Access Co., Ltd. (b)(c)	14,500	133,526
Achilles Corp.	3,100	60,928
Adastria Co., Ltd. (c)	23,200	294,281
ADEKA Corp.	43,800	702,682
Advanced Media, Inc. (b)(c)	15,600	262,101
Adways, Inc.	10,500	44,175
Aeon Delight Co., Ltd.	12,800	435,661
AEON REIT Investment Corp.	484	557,999
Ahresty Corp.	8,100	72,177
Ai Holdings Corp.	21,600	468,408
Aichi Steel Corp.	3,200	123,216
Aida Engineering, Ltd.	31,600	307,256
Aiful Corp. (b)	127,376	397,888
Akatsuki, Inc. (c)	2,300	86,900
Akebono Brake Industry Co., Ltd. (b)(c)	74,300	180,442
Alconix Corp.	14,400	207,488
Alpine Electronics, Inc.	22,700	468,489
Altech Corp. (c)	14,300	312,298
Amano Corp.	31,600	746,886
Amiyaki Tei Co., Ltd.	1,700	70,370
AnGes, Inc. (b)(c)	49,800	191,530
Anicom Holdings, Inc.	10,800	406,591
Anritsu Corp.	67,300	924,148
AOKI Holdings, Inc.	9,800	142,977
Aomori Bank, Ltd.	7,600	229,513
Aoyama Trading Co., Ltd.	22,400	748,251
Arakawa Chemical Industries, Ltd.	11,100	178,277
Arata Corp.	7,300	441,565
Arcland Sakamoto Co., Ltd.	13,800	207,315
Arcs Co., Ltd.	26,200	714,341
Argo Graphics, Inc.	8,200	265,030
Arisawa Manufacturing Co., Ltd.	14,100	142,572
Artnature, Inc.	2,300	14,224
As One Corp.	3,800	263,820
Asahi Diamond Industrial Co., Ltd.	30,400	214,898
Asahi Holdings, Inc.	45,873	855,214

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Asia Pile Holdings Corp.	6,600	42,723
ASKA Pharmaceutical Co., Ltd.	11,000	143,005
ASKUL Corp. (c)	11,800	382,449
Ateam, Inc.	6,400	136,534
Atom Corp.	15,400	149,600
Aucnet, Inc. (c)	20,800	283,180
Autobacs Seven Co., Ltd.	44,900	796,132
Avex, Inc.	19,400	269,374
Awa Bank, Ltd.	244,000	1,502,352
Axial Retailing, Inc.	6,900	262,258
Bando Chemical Industries, Ltd.	32,700	361,054
Bank of Iwate, Ltd.	1,800	69,309
Bank of Nagoya, Ltd. (c)	20,460	711,154
Bank of Okinawa, Ltd.	29,800	1,090,949
Bank of the Ryukyus, Ltd.	88,020	1,298,467
Belc Co., Ltd.	6,300	333,300
Belluna Co., Ltd.	26,300	331,703
Benefit One, Inc.	15,900	449,303
BML, Inc.	15,700	404,672
Broadleaf Co., Ltd.	58,000	350,833
Bunka Shutter Co., Ltd.	43,000	364,917
Can Do Co., Ltd.	24,000	379,181
Capcom Co., Ltd.	50,800	1,252,056
Central Glass Co., Ltd.	53,769	1,128,147
Chiome Bioscience, Inc. (b)(c)	22,700	57,178
Chiyoda Co., Ltd.	20,300	469,173
Chiyoda Corp. (c)	107,100	931,136
Chiyoda Integre Co., Ltd.	5,600	122,804
Chofu Seisakusho Co., Ltd. (c)	13,100	283,844
Chubu Shiryo Co., Ltd.	14,300	251,362
Chudenko Corp.	4,600	115,036
Chugoku Marine Paints, Ltd.	35,400	352,833
Ci:z Holdings Co., Ltd.	22,300	1,060,994
CKD Corp.	25,500	419,456
Clarion Co., Ltd. (c)	59,000	158,732
CMK Corp.	35,900	228,821
cocokara fine, Inc.	15,100	928,371
COLOPL, Inc. (c)	38,100	257,979
Colowide Co., Ltd. (c)	30,000	801,968
Comforia Residential REIT, Inc. (c)	298	702,189
COOKPAD, Inc. (c)	21,766	100,415
Cosmo Energy Holdings Co., Ltd.	35,300	1,239,715
Create Restaurants Holdings, Inc.	16,000	234,153
Create SD Holdings Co., Ltd.	12,800	368,059
CYBERDYNE, Inc. (b)(c)	37,700	441,788
D.Western Therapeutics Institute, Inc. (b)(c)	21,300	116,149
DA Consortium Holdings, Inc.	14,500	404,505
Dai Nippon Toryo Co., Ltd.	14,300	184,745
Daibiru Corp.	24,800	252,332
Dai-Dan Co., Ltd.	14,400	298,491
Daido Metal Co., Ltd.	28,300	288,455
Daihen Corp.	48,000	289,044
Daiho Corp.	82,000	488,602
Daiken Corp.	9,900	228,362
Daikyonishikawa Corp.	19,600	287,192
Security Description	Shares	Value
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	274,094
Daio Paper Corp. (c)	50,400	701,637
Daiseki Co., Ltd.	14,200	417,289
Daishi Bank, Ltd.	19,200	763,563
Daishinku Corp.	1,800	21,191
Daito Bank, Ltd.	4,100	45,973
Daito Pharmaceutical Co., Ltd.	8,600	267,088
Daiwabo Holdings Co., Ltd.	10,600	564,619
DCM Holdings Co., Ltd. (c)	78,493	735,573
Denyo Co., Ltd.	3,800	58,939
Descente, Ltd.	14,500	256,841
Dexerials Corp. (c)	33,100	330,507
Digital Arts, Inc.	8,300	449,601
Digital Garage, Inc.	18,300	711,249
Dip Corp. (c)	16,600	426,671
Doshisha Co., Ltd.	13,400	303,168
Doutor Nichires Holdings Co., Ltd.	66,672	1,324,231
DTS Corp.	33,962	1,261,713
Duskin Co., Ltd.	23,100	576,223
DyDo Group Holdings, Inc.	4,100	243,561
Dynam Japan Holdings Co., Ltd.	6,400	8,500
Eagle Industry Co., Ltd.	14,700	236,495
Earth Corp.	10,600	539,737
EDION Corp.	106,000	1,068,948
Ehime Bank, Ltd. (c)	97,140	1,128,688
Eighteenth Bank, Ltd.	313,730	818,562
Eiken Chemical Co., Ltd.	19,600	417,074
Eizo Corp.	11,500	499,910
Elecom Co., Ltd.	8,600	201,170
en-japan, Inc.	14,400	726,728
Enplas Corp.	5,300	147,854
EPS Holdings, Inc.	20,300	435,452
eRex Co., Ltd. (c)	26,900	282,928
ESPEC Corp.	16,700	328,075
euglena Co., Ltd. (b)	3,900	29,224
Exedy Corp.	17,900	554,300
F@N Communications, Inc.	2,300	15,532
Fancl Corp.	38,100	1,909,042
FCC Co., Ltd.	47,128	1,329,617
Feed One Co., Ltd.	51,400	107,195
Ferrotec Holdings Corp.	10,400	160,744
Fields Corp. (c)	3,500	33,052
Financial Products Group Co., Ltd.	28,400	366,394
Foster Electric Co., Ltd.	15,200	218,329
Fudo Tetra Corp.	90,400	168,941
Fuji Co., Ltd./Ehime	11,900	248,819
Fuji Corp.	42,800	767,398
Fuji Kyuko Co., Ltd. (c)	13,500	403,422
Fuji Pharma Co., Ltd.	7,000	120,200
Fuji Seal International, Inc.	19,600	695,418
Fuji Soft, Inc.	18,700	789,261
Fujibo Holdings, Inc.	7,200	234,009
Fujicco Co., Ltd.	10,000	256,038
Fujimi, Inc.	11,200	248,237
Fujimori Kogyo Co., Ltd.	7,500	247,145

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Fujita Kanko, Inc. (c)	4,399	130,264
Fujitec Co., Ltd.	39,800	490,471
Fujiya Co., Ltd.	6,800	155,504
Fukuda Corp.	4,000	241,231
Fukui Bank, Ltd.	12,900	282,189
Fukuoka REIT Corp.	852	1,350,708
Fukushima Industries Corp.	8,400	385,248
Fukuyama Transporting Co., Ltd.	19,400	991,324
FULLCAST Holdings Co., Ltd. (c)	14,000	357,694
Funai Soken Holdings, Inc.	21,800	485,538
Furukawa Co., Ltd.	17,838	264,595
Fuso Chemical Co., Ltd. (c)	13,200	340,711
Futaba Corp.	13,900	243,703
Futaba Industrial Co., Ltd.	31,400	197,304
Fuyo General Lease Co., Ltd.	9,600	660,425
Genky DrugStores Co., Ltd.	5,100	208,347
Geo Holdings Corp.	20,700	277,707
Giken, Ltd.	8,900	206,902
Global One Real Estate Investment Corp. REIT	338	340,243
GLOBERIDE, Inc.	6,800	246,793
GMO internet, Inc. (c)	32,000	762,407
GNI Group, Ltd. (b)(c)	7,300	321,947
Goldwin, Inc.	8,000	693,360
Gree, Inc. (b)(c)	48,200	258,047
GS Yuasa Corp.	204,000	930,077
G-Tekt Corp.	15,900	269,294
Gumi, Inc. (b)(c)	22,900	150,716
Gunosy, Inc. (b)(c)	8,653	111,634
Gunze, Ltd.	9,200	589,717
Gurunavi, Inc. (c)	8,900	72,958
Hankyu Reit, Inc. (c)	119	147,508
Hanwa Co., Ltd.	17,600	671,331
Happinet Corp.	3,700	46,866
Hazama Ando Corp.	99,200	902,754
Hearts United Group Co., Ltd.	6,200	87,936
Heiwa Real Estate Co., Ltd.	16,600	295,987
Heiwa Real Estate REIT, Inc.	406	405,029
Heiwado Co., Ltd.	20,300	505,828
Hibiya Engineering, Ltd.	7,500	149,506
Hiday Hidaka Corp.	11,640	260,722
Hiramatsu, Inc. (c)	17,100	78,426
Hirata Corp. (c)	3,400	244,030
Hitachi Zosen Corp.	166,200	783,247
Hito Communications, Inc. (c)	14,600	262,962
Hodogaya Chemical Co., Ltd.	4,000	120,616
Hogy Medical Co., Ltd.	10,800	483,618
Hokkaido Electric Power Co., Inc.	109,900	748,112
Hokkaido Gas Co., Ltd.	12,000	34,126
Hokkoku Bank, Ltd.	16,300	641,611
Hokuetsu Bank, Ltd.	39,300	783,055
Hokuetsu Kishu Paper Co., Ltd.	51,100	262,962
Hokuhoku Financial Group, Inc.	46,800	623,211
Hokuriku Electric Industry Co., Ltd. (c)	9,400	104,977
Hokuto Corp.	8,200	146,359
Hoshino Resorts REIT, Inc.	69	358,191
Security Description	Shares	Value
Hosiden Corp.	54,300	456,892
Hosokawa Micron Corp.	4,800	298,145
Hulic Reit, Inc.	328	508,146
Hyakugo Bank, Ltd.	114,600	450,061
Hyakujushi Bank, Ltd.	168,000	552,088
IBJ Leasing Co., Ltd.	14,000	370,334
Ichibanya Co., Ltd.	5,600	244,698
Ichigo Hotel REIT Investment Corp.	240	301,828
Ichigo Office REIT Investment	576	460,738
Ichigo, Inc.	119,200	559,599
Idec Corp.	15,000	351,420
IDOM, Inc. (c)	33,100	183,183
Iino Kaiun Kaisha, Ltd.	97,280	441,763
Inaba Denki Sangyo Co., Ltd.	3,000	122,692
Inabata & Co., Ltd.	3,400	47,210
Industrial & Infrastructure Fund Investment Corp. REIT	656	730,830
Infomart Corp. (c)	46,600	619,286
Intage Holdings, Inc.	8,000	90,498
Internet Initiative Japan, Inc.	15,500	311,637
Invesco Office J-Reit, Inc.	2,432	336,811
Invincible Investment Corp. REIT	1,780	801,896
Iriso Electronics Co., Ltd. (c)	10,300	622,101
Iseki & Co., Ltd.	5,600	99,952
Ishihara Sangyo Kaisha, Ltd. (b)	17,500	164,944
Istyle, Inc. (c)	38,800	426,304
Itfor, Inc.	40,400	473,428
Itochu Enex Co., Ltd.	28,900	282,047
Itoki Corp.	29,600	172,365
Iwasaki Electric Co., Ltd.	2,700	39,123
Iwatani Corp.	53,000	1,846,973
J Trust Co., Ltd. (c)	15,300	126,389
Jaccs Co., Ltd.	15,000	324,471
Japan Asset Marketing Co., Ltd. (b)(c)	38,900	44,250
Japan Aviation Electronics Industry, Ltd.	35,000	551,393
Japan Cash Machine Co., Ltd.	3,200	35,824
Japan Communications, Inc. (b)	2,600	4,084
Japan Display, Inc. (b)(c)	149,910	194,890
Japan Excellent, Inc.	723	931,450
Japan Logistics Fund, Inc. REIT	631	1,285,755
Japan Material Co., Ltd.	47,100	728,835
Japan Petroleum Exploration Co., Ltd.	16,900	441,400
Japan Pulp & Paper Co., Ltd.	7,900	359,464
Japan Rental Housing Investments, Inc.	583	468,969
Japan Securities Finance Co., Ltd.	26,800	146,866
Japan Steel Works, Ltd.	31,400	792,335
Japan Tissue Engineering Co., Ltd. (b)	7,600	83,572
Japan Wool Textile Co., Ltd.	22,900	212,740
JCR Pharmaceuticals Co., Ltd.	10,500	637,972
JCU Corp.	13,000	302,451
Jeol, Ltd.	41,000	422,345
JIG-SAW, Inc. (b)(c)	2,800	81,398

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
JINS, Inc. (c)	6,600	377,177
Joshin Denki Co., Ltd.	13,500	422,922
Joyful Honda Co., Ltd.	46,800	715,320
JSP Corp.	8,100	244,612
Juki Corp.	33,900	341,556
Juroku Bank, Ltd.	19,400	512,476
Justsystems Corp.	16,800	345,510
JVC Kenwood Corp.	80,700	228,771
Kadokawa Dwango (b)	2,700	29,861
Kaga Electronics Co., Ltd.	6,400	152,019
Kameda Seika Co., Ltd.	8,400	448,950
Kanamoto Co., Ltd.	18,600	588,570
Kanematsu Corp.	118,299	1,709,897
Kansai Super Market, Ltd.	5,500	60,628
Kanto Denka Kogyo Co., Ltd.	24,000	199,991
Kasai Kogyo Co., Ltd.	8,000	98,948
Katakura Industries Co., Ltd.	67,174	788,998
Kato Sangyo Co., Ltd.	16,300	557,730
KAWADA TECHNOLOGIES, Inc.	1,300	84,151
Keihin Corp.	14,500	294,150
Keiyo Bank, Ltd.	157,000	673,272
Keiyo Co., Ltd. (c)	32,300	160,385
Kenedix Residential Next Investment Corp.	272	406,164
Kenedix Retail REIT Corp.	260	574,387
Kenedix, Inc.	108,400	659,609
Kenko Mayonnaise Co., Ltd.	13,400	492,376
Key Coffee, Inc.	6,100	121,323
KH Neochem Co., Ltd. (c)	17,700	536,122
Kintetsu World Express, Inc.	15,800	326,228
Kisoji Co., Ltd.	10,300	261,301
Kissei Pharmaceutical Co., Ltd.	23,500	637,543
Kito Corp.	16,700	321,290
Kitz Corp.	146,900	1,205,544
Kiyo Bank, Ltd.	90,360	1,490,432
KLab, Inc. (c)	17,200	228,733
Koa Corp.	19,200	482,058
Kobe Bussan Co., Ltd.	5,700	280,973
Kohnan Shoji Co., Ltd.	14,800	344,596
Kokuyo Co., Ltd.	57,117	1,014,302
KOMEDA Holdings Co., Ltd.	22,300	438,692
Komeri Co., Ltd.	10,300	261,487
Komori Corp.	77,136	898,347
Konishi Co., Ltd.	15,100	244,703
Konoike Transport Co., Ltd.	14,600	220,387
Kotobuki Spirits Co., Ltd.	21,900	1,146,752
Kourakuen Holdings Corp.	8,000	122,205
Kumagai Gumi Co., Ltd.	18,200	639,173
Kumiai Chemical Industry Co., Ltd.	51,700	405,609
Kura Corp.	5,700	378,748
Kurabo Industries, Ltd.	352,700	1,114,477
Kureha Corp.	8,200	586,322
Kusuri no Aoki Holdings Co., Ltd.	9,800	652,065
KYB Corp.	24,683	1,123,119
Kyoei Steel, Ltd. (c)	4,000	75,692
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,500	267,323
Security Description	Shares	Value
Kyokuyo Co., Ltd.	2,200	71,403
KYORIN Holdings, Inc.	32,000	664,470
Kyoritsu Maintenance Co., Ltd. (c)	13,400	735,539
Kyosan Electric Manufacturing Co., Ltd.	11,700	72,462
Kyoto Kimono Yuzen Co., Ltd. (c)	19,700	112,582
LAC Co., Ltd.	6,900	107,083
LaSalle Logiport REIT	359	355,872
Lasertec Corp.	22,900	645,041
LEC, Inc. (c)	8,200	342,392
Leopalace21 Corp.	134,200	735,425
Life Corp.	15,100	375,302
LIFULL Co., Ltd.	32,600	215,734
Lintec Corp.	14,400	417,966
LIXIL VIVA Corp.	11,200	173,817
M&A Capital Partners Co., Ltd. (b)	4,200	375,010
Macnica Fuji Electronics Holdings, Inc.	17,400	292,343
Macromill, Inc. (c)	10,800	265,698
Maeda Road Construction Co., Ltd.	29,000	551,645
Makino Milling Machine Co., Ltd.	148,000	1,151,772
Mandom Corp.	17,500	545,073
Mani, Inc.	10,900	490,557
Marudai Food Co., Ltd.	314,656	1,431,739
Maruha Nichiro Corp.	36,220	1,456,779
Marusan Securities Co., Ltd. (c)	64,338	591,307
Maruwa Co., Ltd.	3,600	288,611
Marvelous, Inc.	20,900	172,272
Matsui Construction Co., Ltd.	35,400	304,575
Matsuya Co., Ltd.	29,600	446,011
Max Co., Ltd.	20,900	264,540
Maxell Holdings, Ltd.	26,900	453,170
MCJ Co., Ltd.	41,600	318,108
MCUBS MidCity Investment Corp.	515	385,442
Medinet Co., Ltd. (b)	85,100	66,073
Megachips Corp. (c)	11,100	296,227
Meidensha Corp.	143,000	516,409
Meiko Electronics Co., Ltd.	13,267	273,209
Meitec Corp.	14,200	682,020
Melco Holdings, Inc.	4,000	148,242
Menicon Co., Ltd.	18,100	485,325
Michinoku Bank, Ltd. (c)	39,920	654,491
Micronics Japan Co., Ltd.	11,100	98,809
Milbon Co., Ltd.	15,100	676,852
Mirai Corp. REIT	152	263,202
Mirait Holdings Corp.	45,260	701,180
Miroku Jyoho Service Co., Ltd.	14,300	360,195
Mitsuba Corp.	19,800	158,736
Mitsubishi Logisnext Co., Ltd.	10,900	124,681
Mitsubishi Pencil Co., Ltd.	27,900	579,335
Mitsubishi Shokuhin Co., Ltd.	8,000	213,497
Mitsuboshi Belting, Ltd.	30,000	377,014
Mitsui E&S Holdings Co., Ltd. (b)	31,100	407,966

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Mitsui Fudosan Logistics Park, Inc. REIT	65	198,641
Mitsui High-Tec, Inc. (c)	12,900	163,980
Mitsui Sugar Co., Ltd.	33,100	1,026,484
Mitsui-Soko Holdings Co., Ltd. (b)	214,000	666,546
Miyaji Engineering Group, Inc.	2,600	49,059
Miyazaki Bank, Ltd.	29,480	899,584
Mizuno Corp.	7,800	291,536
Mochida Pharmaceutical Co., Ltd.	9,100	662,998
Modec, Inc. (c)	9,000	249,447
Monex Group, Inc. (c)	98,400	568,555
Monogatari Corp (c)	1,400	142,699
Mori Trust Hotel Reit, Inc.	177	239,697
Morinaga Milk Industry Co., Ltd.	19,400	725,103
Morita Holdings Corp.	22,500	454,205
MOS Food Services, Inc. (c)	11,800	348,359
Musashi Seimitsu Industry Co., Ltd.	14,500	479,777
Musashino Bank, Ltd.	34,580	1,027,113
Nachi-Fujikoshi Corp. (c)	13,400	599,440
Nagaileben Co., Ltd.	11,900	302,536
Nakanishi, Inc.	77,040	1,749,249
Namura Shipbuilding Co., Ltd.	6,300	26,619
NanoCarrier Co., Ltd. (b)(c)	25,800	119,258
Nanto Bank, Ltd.	14,400	367,134
NEC Networks & System Integration Corp.	14,600	328,604
NET One Systems Co., Ltd.	84,200	1,448,120
Neturen Co., Ltd.	112,583	981,855
Nichias Corp.	76,000	952,359
Nichiban Co., Ltd.	10,000	272,649
Nichicon Corp.	41,300	521,260
Nichiha Corp.	17,600	665,770
NichiiGakkan Co., Ltd.	60,700	688,845
Nichi-iko Pharmaceutical Co., Ltd. (c)	24,300	358,472
Nichireki Co., Ltd.	11,000	119,370
Nihon Dempa Kogyo Co., Ltd.	2,300	11,088
Nihon Kagaku Sangyo Co., Ltd.	3,348	40,201
Nihon Nohyaku Co., Ltd.	2,300	14,784
Nihon Parkerizing Co., Ltd.	58,000	835,715
Nihon Tokushu Toryo Co., Ltd.	14,300	303,261
Nihon Trim Co., Ltd.	1,500	64,664
Nihon Unisys, Ltd.	32,300	811,838
Nikkiso Co., Ltd.	67,340	683,340
Nikkon Holdings Co., Ltd.	133,480	3,505,560
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	71,473
Nippon Carbon Co., Ltd. (c)	18,171	1,018,751
Nippon Chemi-Con Corp.	6,900	268,799
Nippon Coke & Engineering Co., Ltd.	91,000	96,944
Nippon Concrete Industries Co., Ltd.	33,100	98,913
Nippon Denko Co., Ltd. (c)	64,700	183,998
Nippon Densetsu Kogyo Co., Ltd.	24,900	548,288
Nippon Flour Mills Co., Ltd.	29,800	518,167
Nippon Gas Co., Ltd.	32,400	1,889,622
Security Description	Shares	Value
Nippon Koei Co., Ltd.	9,800	243,131
Nippon Light Metal Holdings Co., Ltd.	251,500	565,373
Nippon Parking Development Co., Ltd.	45,500	78,048
Nippon Pillar Packing Co., Ltd.	15,500	206,405
NIPPON REIT Investment Corp. (c)	585	1,697,987
Nippon Road Co., Ltd.	4,700	241,863
Nippon Seiki Co., Ltd.	53,000	998,131
Nippon Sheet Glass Co., Ltd.	44,800	431,154
Nippon Signal Co., Ltd.	33,300	323,485
Nippon Soda Co., Ltd.	64,000	354,191
Nippon Steel & Sumikin Bussan Corp.	3,600	178,757
Nippon Suisan Kaisha, Ltd.	163,999	808,409
Nippon Thompson Co., Ltd.	130,900	1,026,968
Nippon Valqua Industries, Ltd.	10,476	298,396
Nippon Yakin Kogyo Co., Ltd.	81,500	235,453
Nishimatsu Construction Co., Ltd.	28,600	821,090
Nishimatsuya Chain Co., Ltd.	24,953	287,005
Nishi-Nippon Financial Holdings, Inc.	53,000	619,645
Nishi-Nippon Railroad Co., Ltd.	33,400	909,141
Nishio Rent All Co., Ltd.	7,000	224,665
Nissan Shatai Co., Ltd.	22,900	208,605
Nissei ASB Machine Co., Ltd. (c)	4,700	244,834
Nissei Build Kogyo Co., Ltd. (c)	27,800	286,119
Nissha Co., Ltd. (c)	25,100	518,021
Nisshin Oillio Group, Ltd.	13,600	408,866
Nisshin Steel Co., Ltd.	12,900	178,072
Nisshinbo Holdings, Inc.	75,600	812,206
Nissin Corp.	10,800	250,585
Nissin Electric Co., Ltd.	23,700	218,460
Nissin Kogyo Co., Ltd.	14,600	258,217
Nitta Corp.	9,900	388,796
Nittetsu Mining Co., Ltd.	3,200	151,095
Nitto Boseki Co., Ltd.	30,630	732,255
Nitto Kogyo Corp.	8,500	169,900
Nittoku Engineering Co., Ltd. (c)	9,400	246,107
Nohmi Bosai, Ltd.	18,100	387,116
Nojima Corp.	13,800	306,860
Nomura Co., Ltd.	22,300	492,648
Noritake Co., Ltd.	6,900	382,485
Noritsu Koki Co., Ltd. (c)	9,800	168,723
Noritz Corp.	15,600	254,214
North Pacific Bank, Ltd.	156,400	523,851
NS United Kaiun Kaisha, Ltd.	1,900	36,931
NSD Co., Ltd.	20,800	473,969
NuFlare Technology, Inc.	1,800	110,667
Obara Group, Inc.	3,500	199,702
Oenon Holdings, Inc.	97,800	387,615
Ogaki Kyoritsu Bank, Ltd.	9,500	241,263
Ohsho Food Service Corp.	6,800	387,993
Oiles Corp.	10,900	207,638
Oita Bank, Ltd.	26,580	903,478
Okabe Co., Ltd. (c)	19,100	166,229
Okamoto Industries, Inc.	31,800	363,174

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Okamura Corp.	60,100	884,422
Okasan Securities Group, Inc. (c)	88,682	436,344
Oki Electric Industry Co., Ltd.	49,900	558,624
Okinawa Electric Power Co., Inc.	25,012	521,624
OKUMA Corp.	13,600	719,505
Okumura Corp.	16,800	548,296
Okura Industrial Co., Ltd.	6,790	159,750
Okuwa Co., Ltd.	18,000	188,832
OncoTherapy Science, Inc. (b)(c)	51,700	76,081
One REIT, Inc.	96	223,522
Onward Holdings Co., Ltd.	66,300	508,780
Open House Co., Ltd.	14,800	876,522
Optex Group Co., Ltd.	18,200	509,367
Osaka Soda Co., Ltd.	11,200	319,018
OSAKA Titanium Technologies Co., Ltd. (c)	8,500	127,080
Osaki Electric Co., Ltd.	16,000	122,927
OSG Corp.	49,840	1,027,262
OSJB Holdings Corp.	98,600	249,248
Outsourcing, Inc.	29,900	554,998
Pacific Industrial Co., Ltd.	31,000	455,631
Pacific Metals Co., Ltd. (b)	7,399	272,206
Pack Corp. (c)	4,800	155,139
PAL GROUP Holdings Co., Ltd.	5,700	134,775
Paramount Bed Holdings Co., Ltd.	5,600	240,148
Pasona Group, Inc. (c)	14,300	232,642
Penta-Ocean Construction Co., Ltd.	124,100	831,329
Pepper Food Service Co., Ltd. (c)	7,400	305,313
Piolax, Inc.	16,700	402,253
Pioneer Corp. (b)(c)	121,700	169,203
Plenus Co., Ltd. (c)	9,900	162,311
Poletowin Pitcrew Holdings, Inc.	10,000	215,772
Premier Investment Corp.	1,446	1,467,344
Press Kogyo Co., Ltd.	65,900	386,720
Pressance Corp.	17,900	276,665
Prestige International, Inc.	28,600	383,950
Prima Meat Packers, Ltd.	76,000	439,814
Qol Co., Ltd.	11,000	205,769
Raito Kogyo Co., Ltd.	16,200	169,364
Relia, Inc.	24,300	346,845
Remixpoint., Inc. (c)	20,100	198,886
Rengo Co., Ltd.	226,600	1,994,628
ReproCELL, Inc. (b)	21,200	47,083
Riken Corp.	7,000	366,542
Riken Keiki Co., Ltd. (c)	12,800	289,362
Riken Vitamin Co., Ltd.	5,400	214,508
Ringer Hut Co., Ltd.	14,400	337,233
Riso Kagaku Corp.	9,200	194,440
Rock Field Co., Ltd.	10,600	182,592
Rokko Butter Co., Ltd.	10,600	224,316
Roland DG Corp.	4,400	96,807
Round One Corp.	23,800	374,517
Royal Holdings Co., Ltd. (c)	13,300	364,425
Ryobi, Ltd.	16,400	539,683
Ryosan Co., Ltd.	10,000	366,542
S Foods, Inc.	5,700	223,595
Sagami Chain Co., Ltd.	22,900	295,230
Security Description	Shares	Value
Saizeriya Co., Ltd.	15,100	345,583
Sakai Chemical Industry Co., Ltd.	44,253	1,191,773
Sakai Moving Service Co., Ltd. (c)	4,200	208,550
Sakata INX Corp.	23,700	309,610
Sakata Seed Corp.	16,500	624,159
San-A Co., Ltd.	10,200	503,715
San-Ai Oil Co., Ltd.	19,400	239,249
SanBio Co., Ltd. (b)(c)	12,000	312,229
Sanden Holdings Corp. (b)	11,200	146,010
Sangetsu Corp.	34,000	688,810
San-In Godo Bank, Ltd.	51,100	457,185
Sanken Electric Co., Ltd.	68,000	360,980
Sanki Engineering Co., Ltd.	25,600	250,765
Sankyo Tateyama, Inc. (c)	28,500	356,105
Sanrio Co., Ltd. (c)	30,000	581,231
Sanyo Chemical Industries, Ltd.	5,400	234,009
Sanyo Denki Co., Ltd.	5,000	356,159
Sanyo Electric Railway Co., Ltd.	7,800	188,865
Sanyo Shokai, Ltd. (c)	3,000	60,154
Sanyo Special Steel Co., Ltd.	38,387	916,658
Sato Holdings Corp.	36,240	1,084,599
Seika Corp.	4,400	95,973
Seikagaku Corp.	22,300	299,373
Seiko Holdings Corp.	11,800	253,972
Seiren Co., Ltd.	66,180	1,031,252
Sekisui House Reit, Inc. (c)	1,861	1,219,777
Sekisui Plastics Co., Ltd.	22,900	229,279
Senko Group Holdings Co., Ltd.	46,800	370,124
Senshu Ikeda Holdings, Inc.	10,560	35,656
Senshukai Co., Ltd. (b)	18,800	87,919
Septeni Holdings Co., Ltd.	40,100	87,973
Shibuya Corp.	10,900	334,090
Shiga Bank, Ltd.	145,000	742,247
Shikoku Bank, Ltd.	24,000	296,195
Shikoku Chemicals Corp.	23,900	333,799
Shima Seiki Manufacturing, Ltd.	25,545	1,219,998
Shimachu Co., Ltd.	43,960	1,397,004
Shindengen Electric Manufacturing Co., Ltd.	4,100	196,181
Shin-Etsu Polymer Co., Ltd.	22,500	210,039
Shinkawa, Ltd. (b)(c)	9,200	71,015
Shinko Electric Industries Co., Ltd.	28,200	252,302
Shinko Plantech Co., Ltd.	31,000	312,897
Shinmaywa Industries, Ltd.	26,000	305,620
Shinsho Corp.	4,000	105,448
Ship Healthcare Holdings, Inc.	15,400	581,158
Shizuoka Gas Co., Ltd.	28,100	257,749
SHO-BOND Holdings Co., Ltd. (c)	14,100	981,456
Shochiku Co., Ltd.	19,160	2,772,851
Shoei Co., Ltd. (c)	5,600	197,933
Shoei Foods Corp. (c)	7,200	253,185
Showa Corp.	24,200	397,635
Showa Sangyo Co., Ltd.	7,600	198,500
Siix Corp. (c)	21,400	469,287
Sinanen Holdings Co., Ltd.	7,600	191,844

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Sinfonia Technology Co., Ltd. (c)	216,400	769,752
Sinko Industries, Ltd.	14,400	257,800
Sintokogio, Ltd.	34,700	307,950
SKY Perfect JSAT Holdings, Inc.	58,000	276,477
SMK Corp.	115,043	393,638
SMS Co., Ltd.	44,600	814,570
Sodick Co., Ltd. (c)	25,800	235,488
Sogo Medical Co., Ltd.	7,800	163,162
Sosei Group Corp. (b)(c)	41,200	663,574
St Marc Holdings Co., Ltd.	3,000	74,049
Star Asia Investment Corp. REIT	214	212,136
Star Micronics Co., Ltd. (c)	19,900	308,296
Starts Corp., Inc.	15,400	375,528
Starts Proceed Investment Corp. REIT	153	229,573
Starzen Co., Ltd.	4,800	253,510
Stella Chemifa Corp. (c)	7,200	247,659
Sumida Corp. (c)	18,800	211,821
Sumitomo Bakelite Co., Ltd.	87,000	838,857
Sumitomo Mitsui Construction Co., Ltd.	78,060	543,351
Sumitomo Osaka Cement Co., Ltd.	201,793	945,520
Sumitomo Seika Chemicals Co., Ltd.	2,400	119,821
Sumitomo Warehouse Co., Ltd.	48,000	291,211
Sun Corp. (c)	10,000	59,044
Sun Frontier Fudousan Co., Ltd.	5,800	68,648
Sushiro Global Holdings, Ltd. (b)	11,000	665,373
SWCC Showa Holdings Co., Ltd.	4,500	29,210
Systena Corp.	43,600	445,585
T Hasegawa Co., Ltd.	14,800	322,817
T RAD Co., Ltd.	1,500	46,585
Tabuchi Electric Co., Ltd. (b)(c)	2,300	2,346
Tachi-S Co., Ltd.	20,200	338,110
Tadano, Ltd.	65,900	809,731
Taihei Dengyo Kaisha, Ltd.	12,500	316,549
Taikisha, Ltd.	14,800	449,619
Taiko Pharmaceutical Co., Ltd. (c)	13,300	257,319
Taiyo Holdings Co., Ltd.	4,600	188,959
Taiyo Yuden Co., Ltd. (c)	64,800	1,810,644
Takamatsu Construction Group Co., Ltd.	7,900	237,146
Takaoka Toko Co., Ltd. (c)	1,900	33,655
Takara Bio, Inc.	24,800	518,323
Takara Leben Co., Ltd.	40,500	151,740
Takara Standard Co., Ltd.	29,300	488,047
Takasago International Corp.	40,300	1,289,789
Takasago Thermal Engineering Co., Ltd.	34,000	631,716
Takeuchi Manufacturing Co., Ltd.	21,800	458,968
Takuma Co., Ltd.	37,900	461,924
Tamron Co., Ltd.	5,400	96,041
Tamura Corp.	48,800	309,282
Tanseisha Co., Ltd.	23,300	295,549
TechnoPro Holdings, Inc.	16,100	989,852
Teikoku Electric Manufacturing Co., Ltd.	3,600	44,007
Security Description	Shares	Value
Teikoku Sen-I Co., Ltd. (c)	14,900	311,546
Tekken Corp.	7,200	198,583
T-Gaia Corp.	10,300	263,161
TKC Corp.	7,700	287,103
Toa Corp. (d)	19,200	211,301
Toa Corp. (d)	8,000	205,625
Toagosei Co., Ltd.	179,200	2,070,835
Tobishima Corp.	107,100	187,581
TOC Co., Ltd.	141,960	1,034,277
Tocalo Co., Ltd.	32,400	339,020
Tochigi Bank, Ltd.	147,300	510,660
Toei Animation Co., Ltd.	8,700	303,968
Toei Co., Ltd.	14,140	1,448,914
Toho Bank, Ltd.	90,000	325,825
Toho Holdings Co., Ltd. (c)	70,819	1,728,197
Toho Zinc Co., Ltd.	5,300	196,181
Tokai Carbon Co., Ltd. (c)	129,000	2,318,774
TOKAI Holdings Corp.	60,700	587,464
Tokai Rika Co., Ltd.	19,200	364,707
Tokai Tokyo Financial Holdings, Inc.	72,200	461,496
Token Corp.	3,800	335,521
Tokushu Tokai Paper Co., Ltd.	5,100	200,519
Tokuyama Corp.	47,200	1,514,883
Tokyo Base Co., Ltd. (b)(c)	11,700	89,573
Tokyo Dome Corp.	43,900	392,371
Tokyo Kiraboshi Financial Group, Inc.	14,600	350,748
Tokyo Ohka Kogyo Co., Ltd.	18,600	717,871
Tokyo Seimitsu Co., Ltd.	22,900	757,717
Tokyo Steel Manufacturing Co., Ltd.	54,500	484,160
Tokyo Tekko Co., Ltd.	1,800	25,822
Tokyotokeiba Co., Ltd.	8,900	384,878
Tokyu Construction Co., Ltd.	40,000	388,932
Tokyu REIT, Inc.	345	464,091
Tomoe Engineering Co., Ltd.	2,800	58,141
TOMONY Holdings, Inc.	178,480	765,386
Tomy Co., Ltd.	55,800	463,468
Topcon Corp.	56,100	962,308
Topre Corp.	24,700	621,932
Topy Industries, Ltd.	28,598	793,923
Toridoll Holdings Corp.	10,200	241,175
Torii Pharmaceutical Co., Ltd. (c)	5,600	136,101
Torishima Pump Manufacturing Co., Ltd.	5,600	52,479
Tosei Reit Investment Corp.	207	212,859
Toshiba Machine Co., Ltd.	51,000	243,570
Toshiba Plant Systems & Services Corp.	23,900	546,767
Toshiba TEC Corp.	54,000	329,075
Tosho Co., Ltd.	9,000	343,701
Totetsu Kogyo Co., Ltd.	14,800	471,665
Towa Corp.	20,200	203,705
Towa Pharmaceutical Co., Ltd.	2,800	149,903
Toyo Construction Co., Ltd.	39,400	175,008
Toyo Corp.	79,568	647,951
Toyo Engineering Corp. (b)(c)	3,400	23,298

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Toyo Ink SC Holdings Co., Ltd. (c)	12,000	313,095
Toyo Kanetsu KK	7,500	273,552
Toyo Tanso Co., Ltd.	8,300	243,159
Toyobo Co., Ltd.	42,778	711,776
TPR Co., Ltd.	16,800	391,467
Transcosmos, Inc.	14,500	347,822
Trusco Nakayama Corp.	22,200	554,574
TSI Holdings Co., Ltd.	70,200	496,245
Tsubaki Nakashima Co., Ltd.	13,700	322,942
Tsubakimoto Chain Co.	62,000	492,574
Tsugami Corp.	39,000	346,111
Tsukishima Kikai Co., Ltd.	27,400	390,845
Tsukui Corp.	29,400	265,427
Tsurumi Manufacturing Co., Ltd.	10,900	183,430
UACJ Corp. (c)	14,500	312,608
Uchida Yoko Co., Ltd.	6,800	236,356
Unipres Corp.	17,900	350,841
United Arrows, Ltd.	14,200	530,745
United Super Markets Holdings, Inc.	33,600	434,693
UNITED, Inc. (c)	5,300	127,805
Unitika, Ltd. (b)	86,500	492,768
Unizo Holdings Co., Ltd.	6,900	128,637
Ushio, Inc.	60,500	769,598
UT Group Co., Ltd. (b)	13,900	520,787
V Technology Co., Ltd.	1,936	357,959
Valor Holdings Co., Ltd.	33,100	755,146
Vector, Inc. (c)	17,900	370,395
Vital KSK Holdings, Inc.	28,200	293,800
VT Holdings Co., Ltd. (c)	23,200	122,111
Wacoal Holdings Corp.	36,000	1,049,790
Wacom Co., Ltd.	74,100	421,460
Wakachiku Construction Co., Ltd.	3,800	56,400
Wakita & Co., Ltd.	10,900	114,348
WATAMI Co., Ltd. (c)	16,300	213,821
WirelessGate, Inc.	3,700	43,626
W-Scope Corp. (c)	9,400	136,547
Xebio Holdings Co., Ltd.	8,000	127,477
Yahagi Construction Co., Ltd.	26,700	213,571
YAMABIKO Corp.	22,500	269,963
Yamagata Bank, Ltd.	15,600	331,534
Yamaichi Electronics Co., Ltd.	16,300	223,239
YA-MAN, Ltd. (c)	14,200	238,194
Yamanashi Chuo Bank, Ltd.	112,000	425,694
Yamato Kogyo Co., Ltd.	12,400	374,468
Yamazen Corp.	49,500	473,259
Yaoko Co., Ltd.	9,000	496,456
Yasunaga Corp. (c)	6,900	112,752
Yellow Hat, Ltd.	10,300	304,541
Yodogawa Steel Works, Ltd.	43,300	1,105,906
Yokogawa Bridge Holdings Corp.	18,400	436,723
Yokohama Reito Co., Ltd. (c)	26,800	244,131
Yondoshi Holdings, Inc.	14,700	359,653
Yonex Co., Ltd.	26,000	160,791
Yorozu Corp.	14,700	226,276
Yoshinoya Holdings Co., Ltd.	32,100	640,174
Yuasa Trading Co., Ltd.	10,300	328,718
Security Description	Shares	Value
Yume No Machi Souzou Iinkai Co., Ltd. (c)	13,672	284,512
Yumeshin Holdings Co., Ltd.	44,900	470,626
Yushin Precision Equipment Co., Ltd. (c)	15,400	178,797
Zenrin Co., Ltd.	50,165	1,214,666
ZERIA Pharmaceutical Co., Ltd.	22,400	484,745
Zojirushi Corp. (c)	23,800	290,933
		321,829,272
LIECHTENSTEIN — 0.0% (g)
VP Bank AG	1,753	333,316
LUXEMBOURG — 0.1%
Orion Engineered Carbons SA	19,131	590,191
MACAU — 0.1%
Macau Legend Development, Ltd. (c)	3,131,740	514,941
MALTA — 0.1% (g)
Catena Media PLC (b)	27,129	372,698
NETHERLANDS — 1.4%
Accell Group	13,048	278,786
AMG Advanced Metallurgical Group NV	12,226	688,030
Amsterdam Commodities NV	16,272	445,512
Arcadis NV (c)	32,408	584,975
Beter Bed Holding NV (c)	14,680	118,606
BinckBank NV	4,140	23,467
Brack Capital Properties NV (b)	1,015	111,016
Constellium NV Class A (b)	51,490	530,347
Corbion NV	41,396	1,319,461
Flow Traders (f)	20,170	784,669
ForFarmers NV	10,269	133,564
Fugro NV ADR (b)	30,808	447,286
Heijmans NV ADR (b)	24,114	318,144
Intertrust NV (f)	41,248	732,982
Kendrion NV	12,489	510,354
Koninklijke BAM Groep NV (c)	129,390	544,454
NSI NV REIT	11,582	485,460
Pharming Group NV (b)	399,322	653,186
PostNL NV	181,227	680,267
Rhi Magnesita NV (d)	12,252	735,983
Rhi Magnesita NV (d)	918	55,752
Takeaway.com NV (b)(f)	15,440	1,031,143
Vastned Retail NV REIT	6,262	295,373
Wessanen	31,408	660,801
		12,169,618
NEW ZEALAND — 1.1%
Argosy Property, Ltd.	373,377	270,490
Arvida Group, Ltd.	257,080	222,792
Chorus, Ltd.	163,329	462,232
EBOS Group, Ltd.	32,338	393,005
Freightways, Ltd.	84,269	446,165
Genesis Energy, Ltd.	203,823	336,716
Goodman Property Trust REIT	390,364	383,229
Heartland Bank, Ltd. (c)	278,959	321,078
Infratil, Ltd.	323,382	740,037
Investore Property, Ltd. (c)	178,173	179,742

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Kiwi Property Group, Ltd.	585,234	532,933
Metlifecare, Ltd.	69,713	295,467
New Zealand Refining Co., Ltd.	106,914	176,622
Precinct Properties New Zealand, Ltd.	497,096	454,354
Restaurant Brands New Zealand, Ltd.	153,716	811,773
SKY Network Television, Ltd.	136,193	239,745
SKYCITY Entertainment Group, Ltd.	362,133	990,536
Stride Property Group	274,289	339,844
Summerset Group Holdings, Ltd.	136,643	707,733
Tourism Holdings, Ltd.	64,571	290,723
Trade Me Group, Ltd.	214,425	676,522
Vital Healthcare Property Trust REIT (c)	240,741	327,617
Warehouse Group, Ltd.	55,687	77,668
		9,677,023
NORWAY — 1.4%
Akastor ASA (b)	97,746	214,671
Aker Solutions ASA (b)	60,462	422,991
Asetek A/S (b)(c)	9,891	108,492
Atea ASA (b)	42,424	611,084
Avance Gas Holding, Ltd. (b)(c)(f)	14,604	36,553
Axactor AB (b)(c)	74,751	223,050
B2Holding ASA	161,523	337,299
Borregaard ASA	56,962	615,020
BW Offshore, Ltd. (b)	51,073	261,305
DNO ASA (b)	338,133	625,204
Europris ASA (b)(f)	52,334	156,352
Frontline, Ltd. (b)	11,898	69,282
Golden Ocean Group, Ltd. (c)	36,676	318,714
Grieg Seafood ASA	29,453	310,416
Hoegh LNG Holdings, Ltd.	21,279	117,747
IDEX ASA (b)(c)	315,084	95,100
Kongsberg Automotive ASA (b)	276,028	316,993
Kongsberg Gruppen ASA	13,521	287,328
Kvaerner ASA (b)	113,963	240,219
Nordic Nanovector ASA (b)(c)	30,589	227,436
Nordic Semiconductor ASA (b)(c)	86,020	550,923
Norway Royal Salmon ASA	9,326	208,023
Norwegian Air Shuttle ASA (b)	9,455	288,160
Ocean Yield ASA	22,344	194,918
Petroleum Geo-Services ASA (b)	155,537	728,793
Prosafe SE (b)	63,012	144,573
Protector Forsikring ASA (b)(c)	59,123	481,666
Sbanken ASA (f)	38,823	407,741
Scatec Solar ASA (f)	97,270	657,585
Ship Finance International, Ltd.	35,202	526,270
SpareBank 1 Nord Norge	40,654	303,768
SpareBank 1 SMN	42,173	437,232
Stolt-Nielsen, Ltd.	13,025	202,956
Thin Film Electronics ASA (b)	292,543	56,352
Veidekke ASA (c)	107,731	1,082,544
XXL ASA (c)(f)	56,336	456,196
		12,322,956
Security Description	Shares	Value
PERU — 0.0% (g)
Hochschild Mining PLC	88,116	221,619
PORTUGAL — 0.3%
Altri SGPS SA	207,425	2,094,850
Banco Comercial Portugues SA Class R (b)	2,925	879
CTT-Correios de Portugal SA (c)	30,767	107,982
Mota-Engil SGPS SA	41,072	137,867
Pharol SGPS SA (b)(c)	368,089	102,283
REN - Redes Energeticas Nacionais SGPS SA	107,853	302,217
		2,746,078
SINGAPORE — 1.3%
Accordia Golf Trust	417,300	188,221
AIMS AMP Capital Industrial REIT	256,758	259,865
Ascendas Hospitality Trust REIT	533,200	305,021
Ascott Residence Trust REIT (c)	554,225	434,925
BW LPG, Ltd. (b)(c)(f)	21,606	86,314
Cache Logistics Trust REIT (c)	522,948	295,321
CapitaLand Retail China Trust REIT	357,873	398,949
CDL Hospitality Trusts	457,680	526,995
China New Town Development Co., Ltd. (b)(e)	428,500	14,201
COSCO Shipping International Singapore Co., Ltd. (b)(c)	551,200	151,595
ESR-REIT	1,252,409	468,448
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust	408,247	190,126
First Real Estate Investment Trust	600,200	585,454
Frasers Centrepoint Trust REIT	274,900	445,566
Frasers Commercial Trust REIT	337,837	341,925
Frasers Logistics & Industrial Trust REIT (c)	642,049	494,427
Hyflux, Ltd. (a)	33,300	—
Keppel DC REIT (c)	317,466	316,651
Keppel Infrastructure Trust	1,330,638	507,467
Lian Beng Group, Ltd.	129,600	48,000
Lippo Malls Indonesia Retail Trust REIT (c)	1,251,200	289,056
M1, Ltd. (c)	219,100	257,103
Manulife US Real Estate Investment Trust	400,946	342,809
Metro Holdings, Ltd.	350,500	293,047
Midas Holdings, Ltd. (a)(b)	1,078,700	—
OUE Hospitality Trust (c)	359,633	209,687
OUE Lippo Healthcare, Ltd. (b)	1,800	156
OUE, Ltd.	93,600	107,089
Parkway Life Real Estate Investment Trust	260,300	519,264
Raffles Medical Group, Ltd. (c)	492,649	364,925
RHT Health Trust	478,800	272,145
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	202,849	65,459
Sheng Siong Group, Ltd.	291,700	226,771
Soilbuild Business Space REIT (c)	295,010	140,635

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Starhill Global REIT	772,300	365,334
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (a)(b)	1,254	—
Thomson Medical Group, Ltd. (b)(c)	1,118,600	65,631
UMS Holdings, Ltd. (c)	429,974	261,737
United Engineers, Ltd.	299,700	617,644
Wing Tai Holdings, Ltd.	583,499	851,605
Yoma Strategic Holdings, Ltd. (c)	755,533	205,022
		11,514,590
SOUTH AFRICA — 0.0% (g)
Petra Diamonds, Ltd. (b)(c)	340,365	252,994
SOUTH KOREA — 10.9%
Able C&C Co., Ltd. (b)(c)	7,754	106,448
Advanced Process Systems Corp. (b)(c)	7,991	150,571
AeroSpace Technology of Korea, Inc. (b)(c)	5,926	86,670
AfreecaTV Co., Ltd.	5,474	229,373
Ahnlab, Inc.	2,834	129,685
AJ Rent A Car Co., Ltd. (b)	2,792	26,179
AK Holdings, Inc.	1,991	134,698
Amicogen, Inc. (b)	13,432	377,832
Aprogen pharmaceuticals, Inc. (b)(c)	43,082	146,313
APS Holdings Corp. (b)	3,008	13,765
Asiana Airlines, Inc. (b)	46,548	172,910
Barun Electronics Co., Ltd. (b)(c)	172,071	166,744
BH Co., Ltd. (b)	17,122	375,624
Binex Co., Ltd. (b)	16,087	155,168
Binggrae Co., Ltd.	1,439	77,599
Boryung Pharmaceutical Co., Ltd.	19,351	160,260
Bukwang Pharmaceutical Co., Ltd.	13,548	286,277
Byucksan Corp.	6,455	19,721
Cell Biotech Co., Ltd.	3,436	112,221
Celltrion Pharm, Inc. (b)(c)	9,285	755,630
Chabiotech Co., Ltd. (b)(c)	27,673	412,177
Cheil Worldwide, Inc.	45,914	850,717
Choa Pharmaceutical Co. (b)(c)	18,289	81,312
Chong Kun Dang Pharmaceutical Corp. (c)	3,826	345,009
Chongkundang Holdings Corp.	2,037	118,437
CJ CGV Co., Ltd.	7,245	436,845
CJ Freshway Corp.	1,743	50,671
CJ O Shopping Co., Ltd.	2,464	618,156
CMG Pharmaceutical Co., Ltd. (b)	44,208	183,655
CNK International Co., Ltd. (a)(b)	16,071	—
Com2uSCorp	7,536	1,135,978
Cosmax BTI, Inc.	6,900	195,020
Cosmax, Inc.	5,459	795,951
Crown Confectionery Co., Ltd.	2,323	25,742
CROWNHAITAI Holdings Co., Ltd.	1,904	26,993
CrucialTec Co., Ltd. (b)	5,701	11,791
CrystalGenomics, Inc. (b)(c)	14,083	291,263
CTC BIO, Inc. (b)	6,596	85,816
Security Description	Shares	Value
Dae Han Flour Mills Co., Ltd.	495	81,945
Dae Hwa Pharmaceutical Co., Ltd.	9,497	185,339
Daeduck GDS Co., Ltd.	6,356	76,135
Daesang Corp.	17,279	411,626
Daesang Holdings Co., Ltd.	5,035	41,292
Daewon Pharmaceutical Co., Ltd.	10,852	194,742
Daewoong Co., Ltd.	25,295	403,994
Daewoong Pharmaceutical Co., Ltd.	1,796	315,851
Daishin Securities Co., Ltd. Preference Shares	63,824	493,641
Daou Technology, Inc.	19,361	402,160
DB HiTek Co., Ltd.	26,529	466,549
Dentium Co., Ltd.	6,044	484,279
DGB Financial Group, Inc.	104,499	961,072
Digital Power Communications Co., Ltd.	14,105	44,675
DIO Corp. (b)	9,487	306,870
Dong-A Socio Holdings Co., Ltd. (c)	4,420	406,505
Dong-A ST Co., Ltd.	4,660	366,277
Dongjin Semichem Co., Ltd.	21,157	232,547
DongKook Pharmaceutical Co., Ltd.	3,396	195,929
Dongkuk Steel Mill Co., Ltd.	52,068	394,306
Dongsung Finetec Co., Ltd. (b)	8,631	51,887
Dongwha Pharm Co., Ltd.	32,068	293,489
Dongwon F&B Co., Ltd.	418	110,829
Dongwon Industries Co., Ltd.	1,208	370,692
Doosan Heavy Industries & Construction Co., Ltd. (b)(c)	45,835	643,623
Doosan Infracore Co., Ltd. (b)	60,116	519,980
DoubleUGames Co., Ltd.	6,701	322,875
Douzone Bizon Co., Ltd.	17,941	998,064
Ecopro Co., Ltd. (b)	11,202	339,226
Eo Technics Co., Ltd.	5,334	333,584
Eugene Investment & Securities Co., Ltd. (b)	117,637	317,182
Eugene Technology Co., Ltd.	3,975	56,174
Eusu Holdings Co., Ltd. (b)	6,692	36,627
Fila Korea, Ltd.	36,404	1,099,143
Finetex EnE, Inc. (b)(c)(e)	52,969	170,147
Foosung Co., Ltd. (b)(c)	39,937	369,090
Gamevil, Inc. (b)(c)	3,486	168,904
GemVax & Kael Co., Ltd. (b)	16,027	186,946
Genexine Co., Ltd. (b)	8,219	686,576
GNCO Co., Ltd. (b)(c)	23,216	43,432
GOLFZON Co., Ltd.	2,259	86,144
Golfzon Newdin Holdings Co., Ltd.	2,654	10,752
Grand Korea Leisure Co., Ltd.	15,150	354,112
Green Cross Cell Corp.	3,312	110,697
Green Cross Corp.	4,126	764,485
Green Cross Holdings Corp.	15,040	448,703
GS Engineering & Construction Corp. (c)	26,707	1,102,308
GS Home Shopping, Inc.	2,604	420,332
G-treeBNT Co., Ltd. (b)	14,510	453,071
Halla Holdings Corp.	2,777	109,759

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Hana Tour Service, Inc.	4,845	379,949
Hanall Biopharma Co., Ltd. (b)	16,262	364,053
Hancom, Inc.	6,364	101,070
Handsome Co., Ltd.	11,925	445,649
Hanil Cement Co., Ltd.	1,791	230,604
Hanjin Heavy Industries & Construction Co., Ltd. (b)	27,762	74,231
Hanjin Kal Corp.	23,833	361,398
Hanjin Shipping Co., Ltd. (a)(b)	1,732	—
Hanjin Transportation Co., Ltd.	4,163	79,562
Hankook Shell Oil Co., Ltd.	299	94,838
Hankook Tire Worldwide Co., Ltd.	14,702	230,852
Hanmi Semiconductor Co., Ltd.	14,466	109,550
Hansae Co., Ltd. (c)	11,196	164,248
Hansol Chemical Co., Ltd.	8,717	612,419
Hansol Holdings Co., Ltd.	49,465	198,615
Hansol Paper Co., Ltd.	31,171	468,474
Hansol Technics Co., Ltd. (b)	13,461	115,346
Hanwha Aerospace Co., Ltd. (b)	23,128	486,632
Hanwha Investment & Securities Co., Ltd. (b)	204,523	477,129
Harim Co., Ltd. (b)(c)	19,859	56,129
HDC Hyundai Engineering Plastics Co., Ltd.	5,251	29,023
Heung-A Shipping Co., Ltd. (b)	60,047	35,506
Hite Jinro Co., Ltd.	17,034	300,330
HLB, Inc. (b)(c)	17,489	1,529,993
Homecast Co., Ltd. (b)	27,865	193,017
HS Industries Co., Ltd.	36,909	264,606
Huchems Fine Chemical Corp.	22,022	577,966
Humax Co., Ltd. (b)	34,089	254,788
Humedix Co., Ltd.	1,145	31,129
Huons Co., Ltd.	3,214	264,156
Huons Global Co., Ltd.	2,230	119,253
Hwa Shin Co., Ltd.	1,186	3,347
Hyundai BNG Steel Co., Ltd.	2,585	26,325
Hyundai Construction Equipment Co., Ltd. (b)	3,706	468,861
Hyundai Corp.	2,443	79,461
Hyundai Electric & Energy System Co., Ltd. (b)	4,567	286,846
Hyundai Elevator Co., Ltd. (c)	7,657	615,583
Hyundai Greenfood Co., Ltd.	36,084	461,370
Hyundai Home Shopping Network Corp.	4,194	423,351
Hyundai Hy Communications & Network Co., Ltd.	13,039	52,296
Hyundai IBT Co., Ltd. (b)(c)	47,923	244,667
Hyundai Livart Furniture Co., Ltd.	13,718	280,637
Hyundai Merchant Marine Co., Ltd. (b)(c)	127,119	573,718
Hyundai Mipo Dockyard Co., Ltd. (b)	4,383	337,426
Hyundai Rotem Co., Ltd. (b)	25,646	645,465
Hyundai Wia Corp.	12,235	447,354
Il Dong Pharmaceutical Co., Ltd.	8,519	163,195
Iljin Materials Co., Ltd.	10,194	387,363
Ilyang Pharmaceutical Co., Ltd. (b)	8,684	251,676
Security Description	Shares	Value
iMarketKorea, Inc.	1,613	10,001
InBody Co., Ltd.	4,530	130,271
Innocean Worldwide, Inc.	6,099	325,061
Innox Advanced Materials Co., Ltd. (b)	2,718	139,497
Inscobee, Inc. (b)	55,511	460,724
Interflex Co., Ltd. (b)(c)	7,299	113,300
Interojo Co., Ltd.	3,732	116,029
Interpark Holdings Corp.	6,213	15,749
iNtRON Biotechnology, Inc. (b)(c)	7,679	267,680
IS Dongseo Co., Ltd.	6,336	157,760
i-SENS, Inc.	2,655	53,600
Jayjun Cosmetic Co., Ltd. (b)	15,984	319,106
JB Financial Group Co., Ltd.	212,246	1,060,754
Jeil Holdings Co., Ltd.	39,624	501,300
Jeil Pharma Holdings, Inc.	1,467	36,198
Jeil Pharmaceutical Co., Ltd. (c)	5,103	168,040
Jeju Air Co., Ltd.	5,406	203,968
Jenax, Inc. (b)(c)	7,526	93,189
JoyCity Corp. (b)	330	3,983
Jusung Engineering Co., Ltd.	22,701	167,228
JW Holdings Corp. (c)	28,543	202,580
JW Pharmaceutical Corp.	6,430	199,910
JYP Entertainment Corp. (b)	23,894	565,995
Kakao M Corp.	4,254	343,526
KC Co., Ltd.	5,960	101,606
KC Tech Co., Ltd.	8,862	182,886
KEPCO Plant Service & Engineering Co., Ltd.	15,819	506,009
Kginicis Co., Ltd.	17,112	333,949
KGMobilians Co., Ltd.	47,763	392,561
KH Vatec Co., Ltd. (b)	6,131	58,862
KIWOOM Securities Co., Ltd. (c)	7,303	710,970
Koh Young Technology, Inc.	4,951	453,120
Kolon Corp.	4,182	157,974
Kolon Industries, Inc.	9,578	580,954
Kolon Life Science, Inc. (b)	3,148	202,523
Komipharm International Co., Ltd. (b)(c)	14,789	362,261
KONA I Co., Ltd. (b)	1,168	12,366
Korea Asset In Trust Co., Ltd.	61,541	274,712
Korea Electric Terminal Co., Ltd.	2,731	107,574
Korea Kolmar Co., Ltd. (c)	9,422	714,364
Korea Kolmar Holdings Co., Ltd.	2,143	86,239
Korea Line Corp. (b)	7,113	142,643
Korea Petrochemical Ind Co., Ltd.	2,728	613,157
Korea Real Estate Investment & Trust Co., Ltd.	56,011	136,447
Korea United Pharm, Inc.	7,418	171,722
Korean Reinsurance Co.	98,271	1,044,873
Kortek Corp.	8,193	122,031
KT Skylife Co., Ltd.	5,328	65,494
Kumho Industrial Co., Ltd.	14,477	135,742
Kumho Tire Co., Inc. (b)(c)	53,369	302,161
Kwang Dong Pharmaceutical Co., Ltd.	18,445	126,939
KyungDong City Gas Co., Ltd.	829	33,658
Kyungdong Pharm Co., Ltd.	14,748	161,441

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
L&F Co., Ltd.	11,373	517,372
Leaders Cosmetics Co., Ltd. (b)	7,623	119,013
LEENO Industrial, Inc.	7,199	406,942
LF Corp.	13,527	341,058
LG Hausys, Ltd.	3,096	192,788
LG International Corp.	40,243	872,022
LIG Nex1 Co., Ltd. (c)	5,617	201,849
Lock&Lock Co., Ltd.	3,481	69,339
Lotte Chilsung Beverage Co., Ltd.	290	399,937
LOTTE Fine Chemical Co., Ltd.	15,409	898,686
Lotte Food Co., Ltd.	707	540,479
LOTTE Himart Co., Ltd.	4,404	311,382
LS Industrial Systems Co., Ltd.	11,920	754,024
Lumens Co., Ltd. (b)	19,158	61,367
Lutronic Corp.	11,016	141,345
LVMC Holdings	1,557	5,288
Macrogen, Inc. (b)	4,527	142,776
Maeil Dairies Co., Ltd.	927	74,193
Maeil Holdings Co., Ltd.	696	8,930
MagnaChip Semiconductor Corp. (b)(c)	25,077	257,039
Medipost Co., Ltd. (b)	4,548	371,757
Meritz Financial Group, Inc.	34,640	416,488
Minwise Co., Ltd.	38,073	784,007
Mirae Corp. (b)	233,232	50,225
Modetour Network, Inc.	7,585	185,116
Muhak Co., Ltd.	4,939	67,139
Naturalendo Tech Co., Ltd. (b)(c)	17,030	346,865
Naturecell Co., Ltd. (b)(c)	29,907	410,567
Neowiz (b)	6,760	108,876
NEPES Corp. (c)	10,488	148,215
Nexen Tire Corp.	27,814	255,804
NHN Entertainment Corp. (b)	8,912	518,967
NHN KCP Corp. (b)	7,760	89,123
NICE Holdings Co., Ltd.	5,530	82,615
NongShim Co., Ltd.	2,983	869,874
OCI Co., Ltd.	8,007	739,992
Orion Holdings Corp.	12,992	320,574
Osstem Implant Co., Ltd. (b)	8,165	372,901
Paradise Co., Ltd. (c)	26,259	425,280
Partron Co., Ltd.	26,090	166,208
Paru Co., Ltd. (b)(c)	89,933	265,078
Peptron, Inc. (b)(c)	7,309	338,398
Pharmicell Co., Ltd. (b)(c)	64,040	910,753
Poongsan Corp.	19,754	603,521
POSCO Chemtech Co., Ltd.	13,249	523,659
Posco ICT Co., Ltd.	8,096	49,470
Power Logics Co., Ltd. (b)	15,824	63,608
PSK, Inc.	15,368	352,313
Qurient Co., Ltd. (b)(c)	6,801	142,488
Redrover Co., Ltd. (b)(c)	22,740	79,881
S&T Dynamics Co., Ltd. (b)	7,555	46,909
S&T Motiv Co., Ltd.	10,496	310,783
Sajo Industries Co., Ltd.	1,250	71,332
Sam Chun Dang Pharm Co., Ltd.	6,383	198,735
Sam Kwang Glass Co., Ltd.	189	7,292
Sam Yung Trading Co., Ltd.	5,770	85,424
Samchully Co., Ltd.	502	50,448
Security Description	Shares	Value
Samjin Pharmaceutical Co., Ltd.	10,554	427,558
Samsung Engineering Co., Ltd. (b)	97,386	1,367,511
Samsung Pharmaceutical Co., Ltd. (b)(c)	47,334	119,556
Samyang Holdings Corp.	4,163	444,502
Sangsangin Co., Ltd. (b)	20,416	388,353
Seah Besteel Corp.	11,962	230,224
SeAH Steel Corp.	678	46,295
Sebang Co., Ltd.	2,714	30,561
Seegene, Inc. (b)	14,552	364,290
Seobu T&D (b)	11,932	102,886
Seohan Co., Ltd.	155,221	287,601
Seoul Semiconductor Co., Ltd.	25,050	373,109
SEOWONINTECH Co., Ltd.	6,971	34,714
Seoyon Co., Ltd.	3,282	14,930
Seoyon E-Hwa Co., Ltd.	3,565	21,496
SFA Engineering Corp.	30,121	885,117
Shinsegae Information & Communication Co., Ltd.	7,458	933,505
Shinsegae, Inc.	3,456	1,245,028
Silicon Works Co., Ltd.	5,344	173,099
SillaJen, Inc. (b)(c)	32,472	2,135,664
Sindoh Co., Ltd.	1,302	62,033
SK Bioland Co., Ltd.	4,028	68,308
SK Chemicals Co., Ltd. (b)	4,134	344,593
SK Discovery Co., Ltd.	3,850	127,297
SK Gas, Ltd.	3,746	315,612
SK Materials Co., Ltd. (c)	3,119	500,663
SK Networks Co., Ltd.	74,421	300,489
SK Securities Co., Ltd. (b)	252,880	238,245
SKC Co., Ltd.	14,921	577,695
SKCKOLONPI, Inc.	9,358	415,631
SM Culture & Contents Co., Ltd. (b)(c)	102,783	245,775
SM Entertainment Co., Ltd. (b)	9,540	359,087
Songwon Industrial Co., Ltd.	15,805	324,751
Soulbrain Co., Ltd.	8,006	444,658
SPC Samlip Co., Ltd.	1,726	203,651
Suheung Co., Ltd.	1,547	44,696
SundayToz Corp. (b)	998	23,014
Sungshin Cement Co., Ltd. (b)	1,703	16,197
Sungwoo Hitech Co., Ltd.	12,472	48,344
Suprema, Inc. (b)	1,758	33,835
Synopex, Inc. (b)(c)	30,963	93,209
Taekwang Industrial Co., Ltd.	554	690,450
Taeyoung Engineering & Construction Co., Ltd.	46,831	581,973
Taihan Electric Wire Co., Ltd. (b)	99,228	115,299
TBH Global Co., Ltd. (b)	9,524	57,682
TES Co., Ltd.	17,579	369,877
Tongyang Life Insurance Co., Ltd.	7,985	52,947
Tongyang, Inc. (c)	141,848	248,823
Toptec Co., Ltd. (b)(c)	20,769	454,700
Tovis Co., Ltd.	7,677	56,208
Value Added Technology Co., Ltd.	3,728	112,057
Viatron Technologies, Inc.	12,080	127,358
Vieworks Co., Ltd.	7,051	192,961

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
ViroMed Co., Ltd. (b)(c)	8,262	1,746,548
Wave Electronics Co., Ltd. (b)	6,903	170,949
Webzen, Inc. (b)	12,204	264,995
WeMade Entertainment Co., Ltd.	5,989	255,251
Whanin Pharmaceutical Co., Ltd.	9,275	173,932
Wins Co., Ltd.	6,939	79,694
WiSoL Co., Ltd.	6,404	79,870
Wonik Holdings Co., Ltd. (b)	106,914	545,842
WONIK IPS Co., Ltd.	17,910	451,567
Wonik Tera Semicon Co., Ltd. (c)	5,564	76,134
Woojeon Co., Ltd. (a)(b)	7,674	—
Woongjin Thinkbig Co., Ltd.	8,406	46,084
YG Entertainment, Inc.	4,028	131,014
Youngone Corp.	10,693	321,414
Yuanta Securities Korea Co., Ltd. (b)	78,439	259,352
Yungjin Pharmaceutical Co., Ltd. (b)(c)	56,478	376,520
		94,743,728
SPAIN — 1.4%
Abengoa SA Class B (b)	12,795,224	149,391
Almirall SA (c)	36,439	488,409
Applus Services SA	56,669	756,254
Axiare Patrimonio SOCIMI SA REIT	33,112	678,095
Codere SA (b)	30,908	298,797
Construcciones y Auxiliar de Ferrocarriles SA	23,692	1,136,892
Ence Energia y Celulosa SA	54,554	484,079
Ercros SA	66,758	348,563
Euskaltel SA (f)	33,153	300,566
Faes Farma SA	255,007	1,080,773
Fluidra SA (c)	37,142	594,970
Hispania Activos Inmobiliarios SOCIMI SA REIT	48,818	1,039,064
Lar Espana Real Estate Socimi SA REIT	26,419	294,883
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA (b)	659,190	337,101
Neinor Homes SA (b)(c)(f)	25,475	477,083
Obrascon Huarte Lain SA (c)	50,855	162,749
Papeles y Cartones de Europa SA	28,649	567,298
Parques Reunidos Servicios Centrales SAU (f)	16,171	258,662
Pharma Mar SA (b)(c)	184,586	328,443
Promotora de Informaciones SA Class A (b)(c)	227,003	426,710
Sacyr SA	129,093	353,595
Talgo SA (f)	39,473	236,886
Tecnicas Reunidas SA (c)	20,855	671,796
Telepizza Group SA (b)(f)	34,660	234,306
Tubacex SA (b)(c)	161,068	535,017
		12,240,382
SWEDEN — 2.9%
AcadeMedia AB (b)(f)	30,916	167,954
Acando AB	92,434	324,439
AF AB Class B	31,143	712,954
Security Description	Shares	Value
Alimak Group AB (c)(f)	21,129	324,044
Ambea AB (c)(f)	19,140	154,044
Attendo AB (f)	51,201	453,289
Avanza Bank Holding AB (c)	10,628	546,488
Bergman & Beving AB	14,029	148,507
Betsson AB (b)	53,277	323,855
Bilia AB Class A	29,357	229,546
BioGaia AB Class B	6,624	295,807
Biotage AB	38,253	490,884
Bonava AB Class B (c)	39,942	469,249
Boozt AB (b)(c)(f)	20,981	170,737
Bravida Holding AB (f)	86,532	688,213
Bufab AB	24,288	307,876
Bure Equity AB	23,583	266,778
Byggmax Group AB (c)	36,401	158,690
Capio AB (f)	74,388	356,723
Cellavision AB	19,894	398,058
Clas Ohlson AB Class B (c)	20,303	161,816
Cloetta AB Class B	115,358	350,484
CLX Communications AB (b)(f)	878	7,498
Coor Service Management Holding AB (f)	45,811	320,564
D Carnegie & Co. AB (b)(c)	15,247	247,470
Duni AB	17,664	253,133
Dustin Group AB (f)	33,987	306,590
Eltel AB (b)(c)(f)	60,268	151,580
Fingerprint Cards AB Class B (b)(c)	150,566	115,256
G5 Entertainment AB	4,482	223,649
Granges AB	38,873	509,703
Haldex AB	46,355	461,166
Hansa Medical AB (b)(c)	14,762	333,655
Hemfosa Fastigheter AB	59,752	699,979
HIQ International AB (b)	33,713	233,685
Hoist Finance AB (c)(f)	27,212	199,238
Infant Bacterial Therapeutics AB (b)	15	255
Investment AB Oresund (b)	16,285	229,002
INVISIO Communications AB (c)	29,185	200,961
Inwido AB	32,460	232,583
KappAhl AB	39,219	141,010
Karo Pharma AB (c)	86,420	285,941
Klovern AB Class B (c)	198,875	220,972
KNOW IT AB	24,594	473,956
Kungsleden AB	85,499	590,637
LeoVegas AB (f)	67,773	537,881
Lindab International AB	21,802	159,872
Medicover AB (b)	38,046	340,228
Medivir AB Class B (b)	905	3,328
Mekonomen AB (c)	9,978	138,081
Momentum Group AB Class B (b)	20,779	256,892
MQ Holding AB	1,694	2,689
Mycronic AB (c)	32,000	358,417
New Wave Group AB Class B	99,543	584,173
Nobia AB	55,325	426,409
Nobina AB (f)	51,165	392,345
Nolato AB Class B	12,666	1,023,644
Opus Group AB	15,730	11,394

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Qliro Group AB (b)(c)	99,994	149,108
Ratos AB Class B	58,129	194,673
RaySearch Laboratories AB (b)(c)	14,814	173,873
Recipharm AB Class B (b)	10,681	160,227
Sagax AB Class D	30	109
SAS AB (b)(c)	91,481	175,783
Scandi Standard AB (c)	30,381	194,593
Scandic Hotels Group AB (f)	32,223	278,250
SkiStar AB	11,315	236,014
Starbreeze AB (b)(c)	52,496	61,615
Tethys Oil AB	32,658	370,168
Thule Group AB (f)	28,927	720,427
Tobii AB (b)(c)	41,463	185,856
Troax Group AB	6,602	212,908
Vitrolife AB	44,416	651,792
Wihlborgs Fastigheter AB	249,686	2,892,629
		24,832,296
SWITZERLAND — 2.2%
APG SGA SA	311	116,357
Arbonia AG (b)(c)	21,175	348,456
Ascom Holding AG	21,924	397,434
Autoneum Holding AG	1,480	345,798
Bachem Holding AG Class B	3,775	497,276
Basilea Pharmaceutica AG (b)	9,009	598,816
Bell Food Group AG	850	271,791
Bobst Group SA	2,886	295,299
Bossard Holding AG Class A	2,080	386,066
Burckhardt Compression Holding AG	1,439	510,994
Burkhalter Holding AG (c)	2,822	238,447
Comet Holding AG (b)	3,539	381,362
Evolva Holding SA (b)	257,155	60,342
Gurit Holding AG (c)	245	198,872
HBM Healthcare Investments AG Class A (b)	3,180	503,445
HOCHDORF Holding AG (b)(c)	910	257,984
Huber + Suhner AG	6,534	398,114
Implenia AG	8,582	653,406
Inficon Holding AG (b)	979	498,398
Interroll Holding AG	422	739,493
Intershop Holding AG	262	133,249
Kardex AG (b)	4,238	586,436
Komax Holding AG	2,295	604,635
Kudelski SA (b)(c)	40,964	383,670
LEM Holding SA	282	420,323
Leonteq AG (b)	3,791	217,621
Metall Zug AG Class B	63	199,542
Meyer Burger Technology AG (b)(c)	249,355	235,807
Mobilezone Holding AG	19,063	192,367
Mobimo Holding AG	3,225	795,735
Newron Pharmaceuticals SpA (b)	190	2,266
Orior AG	5,985	513,542
Phoenix Mecano AG	468	311,544
Resurs Holding AB (f)	52,900	340,604
Rieter Holding AG	1,524	263,222
Santhera Pharmaceuticals Holding AG (b)	4,312	69,395
Security Description	Shares	Value
Schmolz + Bickenbach AG (b)	192,167	150,567
Schweiter Technologies AG	343	357,180
Siegfried Holding AG (b)	1,806	721,163
Swissquote Group Holding SA	5,741	317,419
u-blox Holding AG (b)(c)	2,979	590,730
Valiant Holding AG	6,896	780,614
Valora Holding AG (b)	5,073	1,655,322
Vaudoise Assurances Holding SA	464	241,124
Vetropack Holding AG	131	263,860
Ypsomed Holding AG (b)(c)	1,929	280,720
Zehnder Group AG	2,673	110,640
Zur Rose Group AG (b)(c)	2,698	353,230
		18,790,677
UNITED ARAB EMIRATES — 0.0% (g)
Lamprell PLC (b)	120,933	150,721
NMC Health PLC	3	142
		150,863
UNITED KINGDOM — 8.5%
888 Holdings PLC	80,818	287,663
A.G. Barr PLC	47,906	434,513
AA PLC	355,896	583,346
Acacia Mining PLC (b)	87,045	144,226
Allied Minds PLC (b)	89,462	124,018
Anglo Pacific Group PLC	128,703	242,986
AO World PLC (b)(c)	85,448	168,768
Arrow Global Group PLC	92,006	293,960
Ascential PLC	199,717	1,193,400
Assura PLC REIT	1,098,720	835,537
AVEVA Group PLC	32,739	1,160,988
Avon Rubber PLC	17,642	333,074
Biffa PLC (f)	145,883	479,579
Big Yellow Group PLC REIT	60,359	759,835
Bovis Homes Group PLC	73,338	1,109,125
Brewin Dolphin Holdings PLC	113,686	533,134
Cairn Energy PLC (b)	259,935	857,948
Capital & Regional PLC REIT	367,015	246,637
Card Factory PLC	103,498	269,187
Chemring Group PLC	104,875	308,076
Cineworld Group PLC	30	105
Civitas Social Housing PLC REIT	134,967	190,664
Clarkson PLC	12,585	382,153
CMC Markets PLC (f)	38,670	101,802
Coats Group PLC	595,539	610,925
Computacenter PLC	33,689	643,151
Connect Group PLC	73,182	29,807
Costain Group PLC	54,887	318,844
Countrywide PLC (b)	7,222	3,590
Cranswick PLC	22,554	1,005,269
Crest Nicholson Holdings PLC	140,247	721,758
Dairy Crest Group PLC	66,401	430,440
De La Rue PLC	38,726	284,272
Debenhams PLC (c)	433,309	85,411
Devro PLC	64,315	168,805
DFS Furniture PLC	79,396	215,410
Dialight PLC (b)	12,898	85,484
Dignity PLC	25,585	339,813

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Diploma PLC	49,795	861,876
Domino's Pizza Group PLC	275,614	1,262,298
Drax Group PLC	215,904	934,385
Dunelm Group PLC	56,007	373,413
EI Group PLC (b)	447,991	863,532
Elementis PLC	219,392	732,241
Empiric Student Property PLC REIT	376,480	440,384
EnQuest PLC (b)	520,707	243,362
Equiniti Group PLC (f)	206,029	671,864
Essentra PLC	111,105	704,682
esure Group PLC	147,902	424,512
F&C Commercial Property Trust, Ltd. (c)	291,821	580,227
Fidessa Group PLC	19,987	1,019,890
Firstgroup PLC (b)	540,693	596,065
Forterra PLC (f)	105,538	427,067
Foxtons Group PLC	9,398	7,023
Galliford Try PLC	57,118	658,707
Games Workshop Group PLC	12,827	508,046
Genel Energy PLC (b)(c)	24,148	86,558
Genus PLC	34,816	1,211,660
Go-Ahead Group PLC	18,171	380,966
Gocompare.Com Group PLC	172,955	299,131
Grainger PLC	176,901	719,345
Greene King PLC (c)	6	46
Greggs PLC	52,987	696,413
Gulf Keystone Petroleum, Ltd. (b)	165,136	545,052
Halfords Group PLC	88,948	407,495
Hansteen Holdings PLC REIT	145,559	200,246
Helical PLC	42,522	190,314
Hill & Smith Holdings PLC	39,161	764,677
Hunting PLC (b)	67,074	687,183
Ibstock PLC (f)	214,169	846,008
Indivior PLC (b)	24	121
International Personal Finance PLC	89,291	240,253
Interserve PLC (b)(c)	77,452	64,933
ITE Group PLC	292,039	308,452
J D Wetherspoon PLC	89,154	1,483,091
JD Sports Fashion PLC	9	52
John Laing Group PLC (f)	255,991	931,452
John Menzies PLC	29,081	240,732
Johnston Press PLC (b)	362	16
JPJ Group PLC (b)(c)	42,439	538,449
Just Group PLC	363,261	647,454
KCOM Group PLC	234,516	299,712
Keller Group PLC	57,767	773,346
Kier Group PLC	54,696	693,239
Lancashire Holdings, Ltd.	105,645	790,839
Lb-shell PLC (b)	571	2
LondonMetric Property PLC	320,488	782,780
Lonmin PLC (b)	105,158	58,311
Lookers PLC	134,655	192,712
Luxfer Holdings PLC	9,128	159,557
Marshalls PLC	106,712	574,817
Marston's PLC	417,069	547,882
McBride PLC (b)	151,592	266,986
Security Description	Shares	Value
McCarthy & Stone PLC (f)	237,708	307,871
Medica Group PLC	93,889	161,640
Mitchells & Butlers PLC	109,962	378,042
Mitie Group PLC	265,479	547,830
Moneysupermarket.com Group PLC	27	112
Morgan Advanced Materials PLC	184,137	793,987
Mothercare PLC (b)	19,618	7,725
N Brown Group PLC	63,281	141,445
NCC Group PLC	132,350	357,858
NewRiver REIT PLC (c)	145,587	518,971
Northgate PLC	50,111	269,135
On the Beach Group PLC (f)	36,959	244,952
OneSavings Bank PLC	61,946	335,806
Ophir Energy PLC (b)	206,958	137,984
Oxford Biomedica PLC (b)	34,713	451,837
Oxford Instruments PLC	24,195	319,435
Pagegroup PLC	154,987	1,153,043
Paragon Banking Group PLC	134,599	852,270
Pendragon PLC	539,002	173,990
Petrofac, Ltd.	146,133	1,127,496
Petropavlovsk PLC (b)	976,659	102,639
Pets at Home Group PLC	157,546	269,360
Photo-Me International PLC	108,250	145,775
Picton Property Income, Ltd.	179,980	216,233
Polypipe Group PLC	117,129	595,363
Premier Foods PLC (b)	64,540	32,294
Premier Oil PLC (b)	366,162	622,169
Primary Health Properties PLC REIT (c)	307,036	472,655
Provident Financial PLC (b)	142,492	1,128,375
PZ Cussons PLC	111,389	331,476
QinetiQ Group PLC	289,541	1,030,973
Rank Group PLC	76,777	194,012
Rathbone Brothers PLC	25,647	878,340
RDI REIT PLC	601,001	277,318
Reach PLC	10,375	10,479
Regional REIT, Ltd. (f)	161,645	202,741
Renewi PLC	428,978	441,760
Renishaw PLC	3	210
Restaurant Group PLC (c)	88,460	328,645
RPC Group PLC	12	119
RPS Group PLC	209,048	705,169
Safestore Holdings PLC REIT	81,487	591,170
Savills PLC	57,694	662,684
Schroder Real Estate Investment Trust, Ltd.	251,170	204,602
Senior PLC	433,713	1,739,589
Serco Group PLC (b)	577,280	754,152
SIG PLC	271,150	500,106
Sirius Minerals PLC (b)(c)	2,416,149	1,055,226
Soco International PLC	103,428	131,635
Softcat PLC	59,869	605,462
Spire Healthcare Group PLC (f)	163,502	540,954
SSP Group PLC	14	117
St Modwen Properties PLC	73,649	408,776
Stagecoach Group PLC	150,465	281,290
Stobart Group, Ltd.	124,542	378,181

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Stock Spirits Group PLC	92,677	278,974
Superdry PLC	24,755	366,701
SVG Capital PLC (a)(b)	16,733	—
Ted Baker PLC	11,052	314,299
Telecom Plus PLC	10,086	149,939
Topps Tiles PLC	108,543	91,858
TORM PLC	11,831	93,254
Tyman PLC	118,799	516,802
UK Commercial Property Trust, Ltd.	166,406	193,334
Ultra Electronics Holdings PLC (c)	39,615	862,978
Vectura Group PLC (b)	291,698	300,582
Virgin Money Holdings UK PLC	164,975	799,139
Wincanton PLC	153,119	525,604
Workspace Group PLC REIT	46,231	659,194
ZPG PLC (f)	145,707	939,919
		74,137,614
UNITED STATES — 1.0%
Adaptimmune Therapeutics PLC ADR (b)	36,273	430,561
Alacer Gold Corp. (b)	11,382	21,026
Argonaut Gold, Inc. (b)	54,869	96,353
Avadel Pharmaceuticals PLC ADR (b)(c)	21,270	130,385
Boart Longyear, Ltd. (b)	36	—
BrightSphere Investment Group PLC	61,008	869,974
Civeo Corp. (b)	99,549	434,034
DHT Holdings, Inc.	63,021	295,568
Ferroglobe Representation & Warranty Insurance Trust (a)	19,857	—
Globant SA (b)	12,395	703,912
Golden Star Resources, Ltd. (b)(c)	263,420	177,808
IMAX Corp. (b)	36,676	812,373
MDC Partners, Inc. Class A (b)	31,565	145,199
Mimecast, Ltd. (b)	19,131	788,389
Mitel Networks Corp. (b)	39,747	436,025
Nordic American Tankers, Ltd. (c)	65,839	176,449
Ormat Technologies, Inc.	1	41
Oxford Immunotec Global PLC (b)	18,973	244,562
REC Silicon ASA (b)(c)	745,744	83,812
Reliance Worldwide Corp., Ltd. (c)	289,742	1,147,446
Stratasys, Ltd. (b)(c)	32,300	618,222
Tahoe Resources, Inc.	168,632	829,411
Tucows, Inc. Class A (b)(c)	7,880	477,922
		8,919,472
TOTAL COMMON STOCKS (Cost $810,912,421)		862,865,190

WARRANTS — 0.0% (g)
AUSTRALIA — 0.0% (g)
Boart Longyear, Ltd. (expiring 09/13/24) (b)	50	—
Security Description	Shares	Value
FRANCE — 0.0% (g)
CGG SA (expiring 02/21/22) (b) (c)	533	233
CGG SA (expiring 02/21/23) (b) (c)	1,729	283
		516
SINGAPORE — 0.0% (g)
Ezion Holdings, Ltd. (expiring 04/16/23) (b) (c) (e)	389,064	—
Ezion Holdings, Ltd. (expiring 04/24/20) (b) (c)	115,305	592
		592
TOTAL WARRANTS (Cost $0)		1,108
RIGHTS — 0.0% (g)
HONG KONG — 0.0% (g)
ENERCHINA Holdings, Ltd. (expiring 07/13/18) (b) (c) (e)	2,148,385	1,369
SPAIN — 0.0% (g)
Sacyr SA (expiring 18/07/18) (b) (c)	130,641	7,459
UNITED KINGDOM — 0.0% (g)
ITE Group PLC (expiring 07/10/18) (b)	511,068	161,262
TOTAL RIGHTS (Cost $327,760)		170,090
SHORT-TERM INVESTMENTS — 10.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (h) (i)	117,099	$ 117,099
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	89,713,647	89,713,647
TOTAL SHORT-TERM INVESTMENTS (Cost $89,830,746)		89,830,746
TOTAL INVESTMENTS — 109.3% (Cost $901,070,927)		952,867,134
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.3)%		(80,799,770)
NET ASSETS — 100.0%		$ 872,067,364

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $493,767, representing less than 0.05% of net assets.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 58,190,129	$ 12,841	$ 0(a)	$ 58,202,970
Austria	2,822,886	—	—	2,822,886
Belgium	9,864,215	—	—	9,864,215
Canada	72,338,976	82,315	0(a)	72,421,291
China	2,655,310	—	—	2,655,310
Denmark	5,478,860	—	0(a)	5,478,860
Finland	5,854,923	—	—	5,854,923
France	18,544,311	—	—	18,544,311
Germany	26,561,488	—	—	26,561,488
Greece	—	—	0(a)	0
Hong Kong	20,871,804	212,894	0(a)	21,084,698
India	213,707	—	—	213,707
Ireland	6,896,974	—	—	6,896,974
Israel	15,665,800	—	—	15,665,800
Italy	10,237,429	—	—	10,237,429
Japan	321,829,272	—	—	321,829,272
Liechtenstein	333,316	—	—	333,316
Luxembourg	590,191	—	—	590,191
Macau	514,941	—	—	514,941
Malta	372,698	—	—	372,698
Netherlands	12,169,618	—	—	12,169,618
New Zealand	9,677,023	—	—	9,677,023
Norway	12,322,956	—	—	12,322,956
Peru	221,619	—	—	221,619
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Portugal	$ 2,746,078	$ —	$—	$ 2,746,078
Singapore	11,500,389	14,201	0(a)	11,514,590
South Africa	252,994	—	—	252,994
South Korea	94,573,581	170,147	0(a)	94,743,728
Spain	12,240,382	—	0(a)	12,240,382
Sweden	24,832,296	—	—	24,832,296
Switzerland	18,790,677	—	—	18,790,677
United Arab Emirates	150,863	—	—	150,863
United Kingdom	74,137,614	—	—	74,137,614
United States	8,919,472	—	—	8,919,472
Warrants
Australia	—	—	—	0
France	516	—	—	516
Singapore	592	0(b)	—	592
Rights
Hong Kong	—	1,369	—	1,369
Spain	7,459	—	—	7,459
United Kingdom	161,262	—	—	161,262
Short-Term Investments	89,830,746	—	—	89,830,746
TOTAL INVESTMENTS	$952,373,367	$493,767	$—	$952,867,134

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2018.
(b)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	73,500	$ 73,500	$ 79,088,919	$ 79,045,320	$—	$—	117,099	$ 117,099	$ 29,098	$—
State Street Navigator Securities Lending Government Money Market Portfolio	66,029,680	66,029,680	154,128,160	130,444,193	—	—	89,713,647	89,713,647	2,193,965	—
Total		$66,103,180	$233,217,079	$209,489,513	$—	$—		$89,830,746	$2,223,063	$—
See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 11.1%
BGP Holdings PLC (a)(b)	32,410,441	—
BWP Trust REIT (c)	3,425,734	8,226,085
Charter Hall Retail REIT (c)	2,335,563	7,230,391
Dexus REIT	7,151,677	51,307,789
Goodman Group REIT	11,358,822	80,735,501
GPT Group REIT	12,719,143	47,551,536
Investa Office Fund REIT	3,524,715	13,620,149
Scentre Group REIT	37,731,140	122,382,868
Vicinity Centres REIT	22,772,319	43,577,589
		374,631,908
AUSTRIA — 1.0%
CA Immobilien Anlagen AG	518,161	17,266,105
IMMOFINANZ AG (b)(c)	688,120	16,389,665
		33,655,770
BELGIUM — 0.5%
Cofinimmo SA REIT	150,177	18,515,823
BRAZIL — 0.5%
BR Malls Participacoes SA	6,218,116	15,677,009
CANADA — 2.8%
Artis Real Estate Investment Trust	533,803	5,319,972
Boardwalk Real Estate Investment Trust	160,327	5,566,258
Canadian Apartment Properties REIT	498,895	16,167,771
Choice Properties Real Estate Investment Trust	2,599	23,926
Dream Office Real Estate Investment Trust	201,663	3,591,899
First Capital Realty, Inc. (c)	1,162,400	18,256,250
H&R Real Estate Investment Trust	1,002,349	15,331,074
RioCan Real Estate Investment Trust	1,101,275	20,218,018
SmartCentres Real Estate Investment Trust	462,592	10,736,200
		95,211,368
FRANCE — 10.9%
Covivio REIT	381,321	39,668,347
Gecina SA REIT	340,703	57,003,014
Klepierre SA REIT	1,468,310	55,287,016
Mercialys SA REIT	391,043	6,807,346
Unibail-Rodamco-Westfield (b)	5,407,569	58,612,246
Unibail-Rodamco-Westfield	8,520	1,875,607
Unibail-Rodamco-Westfield (c)	676,326	148,887,520
		368,141,096
GERMANY — 6.4%
alstria office REIT-AG	1,030,011	15,477,332
Deutsche EuroShop AG	359,032	12,684,629
Deutsche Wohnen SE	2,511,178	121,381,783
Grand City Properties SA	747,391	19,406,996
LEG Immobilien AG	444,160	48,269,355
		217,220,095
Security Description	Shares	Value
HONG KONG — 7.7%
Champion REIT	14,471,174	9,610,005
Hang Lung Properties, Ltd.	14,338,755	29,571,415
Hongkong Land Holdings, Ltd.	8,337,100	59,610,265
Hysan Development Co., Ltd.	3,636,846	20,303,979
Link REIT	15,232,855	139,116,821
		258,212,485
JAPAN — 27.2%
Activia Properties, Inc. REIT	4,950	22,702,117
Advance Residence Investment Corp. REIT	9,570	24,520,074
Aeon Mall Co., Ltd.	806,640	14,492,065
AEON REIT Investment Corp.	10,585	12,203,354
Daiwa House REIT Investment Corp.	12,297	29,186,849
Daiwa Office Investment Corp.	2,180	12,517,311
Frontier Real Estate Investment Corp.	3,517	14,129,599
Fukuoka REIT Corp. (c)	5,633	8,930,211
GLP J - REIT	24,119	25,607,316
Heiwa Real Estate Co., Ltd.	235,200	4,193,744
Hoshino Resorts REIT, Inc. (c)	1,569	8,144,947
Hulic Co., Ltd.	3,430,390	36,637,488
Hulic Reit, Inc.	7,004	10,850,778
Industrial & Infrastructure Fund Investment Corp. REIT	12,042	13,415,635
Invincible Investment Corp. REIT	29,542	13,308,769
Japan Excellent, Inc.	9,252	11,919,473
Japan Hotel REIT Investment Corp.	28,429	21,302,821
Japan Logistics Fund, Inc. REIT	6,549	13,344,552
Japan Prime Realty Investment Corp. REIT (c)	6,534	23,743,376
Japan Real Estate Investment Corp. REIT	9,824	51,973,674
Japan Rental Housing Investments, Inc.	11,614	9,342,368
Japan Retail Fund Investment Corp. REIT	18,547	33,421,940
Kenedix Office Investment Corp. REIT	3,017	18,739,638
Kenedix Residential Next Investment Corp.	5,558	8,299,492
Kenedix Retail REIT Corp.	3,604	7,961,890
Leopalace21 Corp.	1,790,500	9,812,066
MCUBS MidCity Investment Corp. (c)	11,636	8,708,747
Mitsui Fudosan Co., Ltd.	7,022,700	169,536,404
Mori Hills REIT Investment Corp.	10,554	13,539,687
Mori Trust Sogo REIT, Inc.	6,828	9,782,906
Nippon Building Fund, Inc. REIT (c)	10,001	57,695,472
Nippon Prologis REIT, Inc.	15,493	32,142,747
Nomura Real Estate Master Fund, Inc.	30,625	43,214,802
NTT Urban Development Corp.	769,631	8,268,504

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Orix JREIT, Inc. REIT	19,556	31,232,397
Premier Investment Corp.	9,331	9,468,735
Tokyu Fudosan Holdings Corp.	3,633,500	25,652,480
Tokyu REIT, Inc.	6,933	9,326,204
United Urban Investment Corp. REIT	21,655	33,607,137
Unizo Holdings Co., Ltd. (c)	190,100	3,544,048
		916,421,817
MEXICO — 1.0%
Fibra Uno Administracion SA de CV REIT	23,317,239	34,212,339
NETHERLANDS — 0.8%
Eurocommercial Properties NV	351,267	14,912,034
Wereldhave NV (c)	285,390	11,215,756
		26,127,790
PHILIPPINES — 1.6%
SM Prime Holdings, Inc.	81,850,000	55,136,694
ROMANIA — 1.1%
NEPI Rockcastle PLC	4,094,639	36,584,003
SINGAPORE — 6.2%
Ascendas Real Estate Investment Trust	17,007,768	32,930,332
CapitaLand Commercial Trust	19,077,929	23,226,522
CapitaLand Mall Trust REIT	19,098,347	28,994,190
CapitaLand, Ltd.	17,827,597	41,316,616
Keppel REIT	12,728,453	10,268,646
Mapletree Commercial Trust REIT	13,473,500	15,514,041
Mapletree Industrial Trust	8,666,000	12,266,505
Mapletree Logistics Trust (c)	15,081,902	13,605,236
Mapletree North Asia Commercial Trust	15,127,700	12,648,022
Suntec Real Estate Investment Trust	15,839,176	20,096,644
		210,866,754
SOUTH AFRICA — 2.4%
Growthpoint Properties, Ltd. REIT	19,790,895	38,538,549
Hyprop Investments, Ltd.	1,813,420	13,540,203
Redefine Properties, Ltd. REIT	37,857,619	28,974,112
		81,052,864
SPAIN — 1.8%
Inmobiliaria Colonial Socimi SA REIT	2,282,839	25,227,347
Martinsa Fadesa SA (a)(b)	35,998	—
Merlin Properties Socimi SA REIT	2,363,644	34,371,736
		59,599,083
SWEDEN — 1.9%
Castellum AB	1,936,066	31,412,920
Fabege AB	1,992,514	23,805,041
Kungsleden AB	1,331,058	9,195,102
		64,413,063
Security Description	Shares	Value
SWITZERLAND — 2.2%
PSP Swiss Property AG	286,045	26,502,986
Swiss Prime Site AG (b)	506,542	46,499,122
		73,002,108
THAILAND — 0.6%
Central Pattana PCL NVDR	9,541,759	20,088,672
UNITED KINGDOM — 11.7%
British Land Co. PLC REIT	7,042,952	62,504,256
Capital & Counties Properties PLC	5,332,403	20,226,230
Derwent London PLC	785,306	32,203,029
Grainger PLC	2,950,660	11,998,480
Great Portland Estates PLC REIT	1,996,042	18,826,408
Hammerson PLC REIT	5,621,002	38,782,830
Intu Properties PLC REIT (c)	6,194,129	14,736,399
Land Securities Group PLC REIT	5,323,997	67,260,595
Segro PLC REIT	7,152,679	63,213,639
Shaftesbury PLC	1,742,115	21,516,764
Tritax Big Box REIT PLC	10,442,504	21,493,499
UNITE Group PLC REIT	1,864,128	21,190,209
		393,952,338
TOTAL COMMON STOCKS (Cost $3,213,343,751)		3,352,723,079

SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	140,482	$ 140,482
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	170,611,623	170,611,623
TOTAL SHORT-TERM INVESTMENTS (Cost $170,752,105)		170,752,105
TOTAL INVESTMENTS — 104.5% (Cost $3,384,095,856)		3,523,475,184
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(151,692,649)
NET ASSETS — 100.0%		$ 3,371,782,535

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 374,631,908	$—	$ 0(a)	$ 374,631,908
Austria	33,655,770	—	—	33,655,770
Belgium	18,515,823	—	—	18,515,823
Brazil	15,677,009	—	—	15,677,009
Canada	95,211,368	—	—	95,211,368
France	368,141,096	—	—	368,141,096
Germany	217,220,095	—	—	217,220,095
Hong Kong	258,212,485	—	—	258,212,485
Japan	916,421,817	—	—	916,421,817
Mexico	34,212,339	—	—	34,212,339
Netherlands	26,127,790	—	—	26,127,790
Philippines	55,136,694	—	—	55,136,694
Romania	36,584,003	—	—	36,584,003
Singapore	210,866,754	—	—	210,866,754
South Africa	81,052,864	—	—	81,052,864
Spain	59,599,083	—	0(a)	59,599,083
Sweden	64,413,063	—	—	64,413,063
Switzerland	73,002,108	—	—	73,002,108
Thailand	20,088,672	—	—	20,088,672
United Kingdom	393,952,338	—	—	393,952,338
Short-Term Investments	170,752,105	—	—	170,752,105
TOTAL INVESTMENTS	$3,523,475,184	$—	$—	$3,523,475,184

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,755,745	$ 3,755,745	$ 183,119,592	$ 186,734,855	$—	$—	140,482	$ 140,482	$ 39,532	$—
State Street Navigator Securities Lending Government Money Market Portfolio	60,686,836	60,686,836	1,093,229,845	983,305,058	—	—	170,611,623	170,611,623	756,567	—
Total		$64,442,581	$1,276,349,437	$1,170,039,913	$—	$—		$170,752,105	$796,099	$—
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 8.7%
Atlas Arteria, Ltd.	453,582	2,154,879
Qube Holdings, Ltd. (a)	937,462	1,669,271
Sydney Airport (a)	758,775	4,014,045
Transurban Group Stapled Security	1,303,774	11,530,620
		19,368,815
BRAZIL — 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	40,973	246,248
Ultrapar Participacoes SA ADR	81,687	967,174
		1,213,422
CANADA — 11.1%
AltaGas, Ltd. (a)	33,077	682,687
Enbridge, Inc. (a)(b)	294,490	10,521,897
Enbridge, Inc. (a)(b)	25,122	896,604
Inter Pipeline, Ltd. (a)	71,587	1,340,913
Pembina Pipeline Corp. (a)	94,735	3,278,942
TransCanada Corp. (a)	166,226	7,187,605
Westshore Terminals Investment Corp. (a)	34,129	618,263
		24,526,911
CHILE — 0.3%
Enel Americas SA ADR	67,585	595,424
CHINA — 2.5%
Beijing Capital International Airport Co., Ltd. Class H	982,000	1,035,140
Beijing Enterprises Water Group, Ltd. (a)(c)	622,000	339,325
China Merchants Port Holdings Co., Ltd.	856,074	1,739,329
China Resources Power Holdings Co., Ltd.	214,000	376,968
Guangdong Investment, Ltd.	346,000	549,511
Jiangsu Expressway Co., Ltd. Class H	840,000	1,001,090
Kunlun Energy Co., Ltd.	638,000	558,675
		5,600,038
FRANCE — 5.6%
Aeroports de Paris	22,461	5,079,657
Engie SA	193,932	2,972,966
Getlink	321,538	4,409,212
		12,461,835
GERMANY — 2.5%
E.ON SE	264,155	2,823,225
Fraport AG Frankfurt Airport Services Worldwide	25,405	2,450,643
Hamburger Hafen und Logistik AG	14,454	313,889
		5,587,757
HONG KONG — 3.2%
China Gas Holdings, Ltd.	274,200	1,102,678
CLP Holdings, Ltd.	236,500	2,547,241
Hong Kong & China Gas Co., Ltd.	1,071,420	2,051,218
Security Description	Shares	Value
Shenzhen International Holdings, Ltd.	659,884	1,365,953
		7,067,090
ITALY — 8.6%
Ansaldo STS SpA (c)	37,140	532,496
ASTM SpA	24,512	567,801
Atlantia SpA	323,458	9,562,188
Enav SpA (d)	175,123	878,381
Enel SpA	926,369	5,145,088
Snam SpA	421,457	1,759,651
Societa Iniziative Autostradali e Servizi SpA	46,941	706,997
		19,152,602
MEXICO — 2.6%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)	29,545	1,230,549
Grupo Aeroportuario del Pacifico SAB de CV ADR	25,880	2,404,511
Grupo Aeroportuario del Sureste SAB de CV	13,884	2,209,777
		5,844,837
NETHERLANDS — 0.3%
Koninklijke Vopak NV	12,505	577,731
NEW ZEALAND — 1.3%
Auckland International Airport, Ltd.	642,679	2,950,152
SINGAPORE — 0.6%
Hutchison Port Holdings Trust	3,594,770	1,006,536
SIA Engineering Co., Ltd.	169,200	389,650
		1,396,186
SPAIN — 7.2%
Aena SME SA (d)	50,552	9,177,923
Enagas SA	42,664	1,247,302
Iberdrola SA	726,313	5,617,199
		16,042,424
SWITZERLAND — 1.2%
Flughafen Zurich AG	13,091	2,668,431
UNITED KINGDOM — 4.4%
BBA Aviation PLC	618,329	2,787,016
National Grid PLC	433,382	4,797,097
SSE PLC	122,706	2,195,136
		9,779,249
UNITED STATES — 38.7%
American Electric Power Co., Inc.	59,244	4,102,647
Cheniere Energy, Inc. (c)	38,045	2,480,154
Consolidated Edison, Inc.	37,299	2,908,576
Dominion Energy, Inc.	78,360	5,342,585
DTE Energy Co.	21,559	2,234,159
Duke Energy Corp.	84,172	6,656,322
Edison International	39,194	2,479,804
Eversource Energy	38,183	2,237,906
Exelon Corp.	116,109	4,946,243
Kinder Morgan, Inc.	357,726	6,321,018
Macquarie Infrastructure Corp.	55,011	2,321,464

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc.	56,614	9,456,236
ONEOK, Inc.	77,449	5,408,264
PG&E Corp.	61,826	2,631,315
PPL Corp. (a)	83,563	2,385,724
Public Service Enterprise Group, Inc.	60,766	3,289,871
Sempra Energy	30,682	3,562,487
Southern Co.	121,276	5,616,292
Targa Resources Corp.	40,603	2,009,442
WEC Energy Group, Inc.	37,940	2,452,821
Williams Cos., Inc.	155,992	4,228,943
Xcel Energy, Inc.	61,166	2,794,063
		85,866,336
TOTAL COMMON STOCKS (Cost $217,271,646)		220,699,240

SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	475,767	$ 475,767
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	7,746,826	7,746,826
TOTAL SHORT-TERM INVESTMENTS (Cost $8,222,593)		8,222,593
TOTAL INVESTMENTS — 103.1% (Cost $225,494,239)		228,921,833
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(6,889,206)
NET ASSETS — 100.0%		$ 222,032,627

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.5% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 19,368,815	$—	$—	$ 19,368,815
Brazil	1,213,422	—	—	1,213,422
Canada	24,526,911	—	—	24,526,911
Chile	595,424	—	—	595,424
China	5,600,038	—	—	5,600,038
France	12,461,835	—	—	12,461,835
Germany	5,587,757	—	—	5,587,757
Hong Kong	7,067,090	—	—	7,067,090
Italy	19,152,602	—	—	19,152,602
Mexico	5,844,837	—	—	5,844,837
Netherlands	577,731	—	—	577,731
New Zealand	2,950,152	—	—	2,950,152
Singapore	1,396,186	—	—	1,396,186
Spain	16,042,424	—	—	16,042,424
Switzerland	2,668,431	—	—	2,668,431
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United Kingdom	$ 9,779,249	$—	$—	$ 9,779,249
United States	85,866,336	—	—	85,866,336
Short-Term Investments	8,222,593	—	—	8,222,593
TOTAL INVESTMENTS	$228,921,833	$—	$—	$228,921,833
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	403,650	$ 403,650	$ 9,179,079	$ 9,106,962	$—	$—	475,767	$ 475,767	$ 4,436	$—
State Street Navigator Securities Lending Government Money Market Portfolio	7,104,926	7,104,926	91,858,581	91,216,681	—	—	7,746,826	7,746,826	44,601	—
Total		$7,508,576	$101,037,660	$100,323,643	$—	$—		$8,222,593	$49,037	$—
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 9.6%
Amcor, Ltd.	2,702,527	28,773,335
BHP Billiton, Ltd.	3,213,108	80,502,486
Fortescue Metals Group, Ltd.	1,704,634	5,529,067
Newcrest Mining, Ltd.	763,880	12,303,759
South32, Ltd.	5,183,124	13,824,677
Woodside Petroleum, Ltd.	360,931	9,456,253
		150,389,577
AUSTRIA — 0.3%
Voestalpine AG	110,453	5,087,451
BRAZIL — 3.9%
Fibria Celulose SA ADR	529,876	9,850,395
Petroleo Brasileiro SA ADR (a)	574,400	5,761,232
Vale SA ADR (a)	3,492,038	44,767,927
		60,379,554
CANADA — 11.3%
Barrick Gold Corp.	1,167,102	15,324,049
Canadian Natural Resources, Ltd.	420,324	15,161,636
Franco-Nevada Corp.	186,086	13,573,265
Goldcorp, Inc.	868,034	11,910,764
Imperial Oil, Ltd. (a)	96,056	3,191,035
Nutrien, Ltd.	1,503,195	81,743,744
Suncor Energy, Inc.	632,788	25,735,800
Wheaton Precious Metals Corp.	443,212	9,777,652
		176,417,945
CHILE — 0.3%
Antofagasta PLC	345,931	4,521,484
CHINA — 0.7%
CNOOC, Ltd.	6,194,000	10,689,860
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	87,830	1,804,907
FINLAND — 4.5%
Stora Enso Oyj Class R	1,328,977	26,005,616
UPM-Kymmene Oyj	1,241,773	44,393,877
		70,399,493
FRANCE — 3.8%
TOTAL SA	975,843	59,485,254
GERMANY — 1.3%
KS AG	446,422	11,023,808
ThyssenKrupp AG	386,333	9,391,138
		20,414,946
HONG KONG — 0.3%
Nine Dragons Paper Holdings, Ltd.	3,923,000	5,000,351
IRELAND — 1.4%
Smurfit Kappa Group PLC	551,459	22,341,811
ITALY — 1.2%
Eni SpA	980,046	18,200,491
JAPAN — 3.4%
JFE Holdings, Inc.	577,300	10,924,216
Security Description	Shares	Value
Nippon Steel & Sumitomo Metal Corp.	883,300	17,348,613
Oji Holdings Corp.	2,367,000	14,680,892
Sumitomo Metal Mining Co., Ltd.	271,200	10,376,433
		53,330,154
LUXEMBOURG — 1.2%
ArcelorMittal	629,886	18,466,489
MEXICO — 0.2%
Fresnillo PLC	185,009	2,793,093
NETHERLANDS — 4.2%
OCI NV (a)(b)	147,812	3,991,729
Royal Dutch Shell PLC Class A	1,772,642	61,527,316
		65,519,045
NORWAY — 2.3%
Equinor ASA	420,474	11,163,940
Norsk Hydro ASA	1,367,212	8,184,417
Yara International ASA	410,458	17,021,840
		36,370,197
PERU — 0.3%
Southern Copper Corp.	85,313	3,998,620
RUSSIA — 3.1%
Gazprom PJSC ADR	2,554,765	11,243,521
LUKOIL PJSC ADR	183,572	12,552,653
MMC Norilsk Nickel PJSC ADR	680,921	12,222,532
Novatek PJSC GDR	35,163	5,214,673
Novolipetsk Steel PJSC GDR	96,014	2,343,702
Rosneft Oil Co. PJSC GDR	449,527	2,796,058
Severstal PJSC GDR	176,774	2,586,203
		48,959,342
SINGAPORE — 1.4%
Golden Agri-Resources, Ltd.	15,489,968	3,464,936
Wilmar International, Ltd.	8,404,919	18,862,524
		22,327,460
SOUTH KOREA — 1.8%
Korea Zinc Co., Ltd.	12,345	4,275,612
POSCO ADR	298,570	22,130,008
POSCO	4,195	1,238,363
		27,643,983
SPAIN — 0.6%
Repsol SA	477,533	9,347,223
SWITZERLAND — 3.7%
Glencore PLC	12,121,346	57,931,633
UNITED KINGDOM — 10.0%
Anglo American PLC (a)	1,407,186	31,486,640
BP PLC	7,614,942	58,140,149
DS Smith PLC	2,488,028	17,120,483
Mondi PLC	856,954	23,204,890
Rio Tinto, Ltd.	412,916	25,456,119
		155,408,281

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 28.7%
Anadarko Petroleum Corp.	99,012	7,252,629
Archer-Daniels-Midland Co.	543,738	24,919,512
Avery Dennison Corp.	85,460	8,725,466
Baker Hughes a GE Co.	81,068	2,677,676
Bunge, Ltd.	136,703	9,529,566
CF Industries Holdings, Inc.	226,759	10,068,100
Chevron Corp.	366,727	46,365,295
ConocoPhillips	225,311	15,686,152
Devon Energy Corp.	101,238	4,450,422
EOG Resources, Inc.	111,009	13,812,850
Exxon Mobil Corp.	813,360	67,289,273
FMC Corp.	130,557	11,646,990
Freeport-McMoRan, Inc.	1,348,104	23,268,275
Halliburton Co.	167,506	7,547,820
Ingredion, Inc.	70,231	7,774,572
International Paper Co.	401,107	20,889,653
Mosaic Co.	340,828	9,560,225
Newmont Mining Corp.	533,576	20,121,151
Nucor Corp.	317,975	19,873,437
Occidental Petroleum Corp.	146,795	12,283,806
Packaging Corp. of America	91,678	10,248,684
Phillips 66	80,587	9,050,726
Pioneer Natural Resources Co.	32,724	6,192,690
Rayonier, Inc. REIT	125,696	4,863,178
Schlumberger, Ltd.	265,393	17,789,293
Sealed Air Corp.	162,820	6,911,709
Valero Energy Corp.	83,117	9,211,857
WestRock Co.	247,871	14,133,604
Weyerhaeuser Co. REIT	734,352	26,774,474
		448,919,085
TOTAL COMMON STOCKS (Cost $1,391,549,148)		1,556,147,729

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 7/6/18) (a) (b) (Cost $270,008)	479,227	271,984
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	2,723,632	$ 2,723,632
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	4,247,068	4,247,068
TOTAL SHORT-TERM INVESTMENTS (Cost $6,970,700)		6,970,700
TOTAL INVESTMENTS — 100.0% (Cost $1,398,789,856)		1,563,390,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(699,876)
NET ASSETS — 100.0%		$ 1,562,690,537

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 150,389,577	$—	$—	$ 150,389,577
Austria	5,087,451	—	—	5,087,451
Brazil	60,379,554	—	—	60,379,554
Canada	176,417,945	—	—	176,417,945
Chile	4,521,484	—	—	4,521,484
China	10,689,860	—	—	10,689,860
Colombia	1,804,907	—	—	1,804,907
Finland	70,399,493	—	—	70,399,493
France	59,485,254	—	—	59,485,254
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Germany	$ 20,414,946	$—	$—	$ 20,414,946
Hong Kong	5,000,351	—	—	5,000,351
Ireland	22,341,811	—	—	22,341,811
Italy	18,200,491	—	—	18,200,491
Japan	53,330,154	—	—	53,330,154
Luxembourg	18,466,489	—	—	18,466,489
Mexico	2,793,093	—	—	2,793,093
Netherlands	65,519,045	—	—	65,519,045
Norway	36,370,197	—	—	36,370,197
Peru	3,998,620	—	—	3,998,620
Russia	48,959,342	—	—	48,959,342
Singapore	22,327,460	—	—	22,327,460
South Korea	27,643,983	—	—	27,643,983
Spain	9,347,223	—	—	9,347,223
Switzerland	57,931,633	—	—	57,931,633
United Kingdom	155,408,281	—	—	155,408,281
United States	448,919,085	—	—	448,919,085
Rights
Spain	271,984	—	—	271,984
Short-Term Investments	6,970,700	—	—	6,970,700
TOTAL INVESTMENTS	$1,563,390,413	$—	$—	$1,563,390,413
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	799,218	$ 799,218	$119,097,399	$117,172,985	$—	$—	2,723,632	$2,723,632	$ 36,337	$—
State Street Navigator Securities Lending Government Money Market Portfolio	27,454,617	27,454,617	435,974,562	459,182,111	—	—	4,247,068	4,247,068	334,513	—
Total		$28,253,835	$555,071,961	$576,355,096	$—	$—		$6,970,700	$370,850	$—
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
CANADA — 37.7%
Agnico Eagle Mines, Ltd.	453,397	20,773,300
ARC Resources, Ltd.	112,090	1,157,157
Barrick Gold Corp.	2,268,663	29,784,340
Cameco Corp.	125,456	1,410,540
Canadian Natural Resources, Ltd.	345,754	12,471,798
Cenovus Energy, Inc.	323,238	3,354,136
Crescent Point Energy Corp.	172,992	1,270,366
Encana Corp.	308,437	4,025,895
First Quantum Minerals, Ltd.	1,340,687	19,741,615
Franco-Nevada Corp.	361,582	26,374,087
Goldcorp, Inc.	1,686,709	23,144,245
Husky Energy, Inc. (a)	95,628	1,489,542
Imperial Oil, Ltd.	78,999	2,624,392
Kinross Gold Corp. (b)	2,425,137	9,125,720
Lundin Mining Corp.	1,233,350	6,853,767
Nutrien, Ltd.	605,222	32,905,452
Peyto Exploration & Development Corp. (a)	52,234	401,846
PrairieSky Royalty, Ltd. (a)	66,529	1,312,424
Seven Generations Energy, Ltd. Class A (b)	87,701	966,048
Suncor Energy, Inc.	520,237	21,158,295
Teck Resources, Ltd. Class B	978,832	24,920,053
Tourmaline Oil Corp.	79,914	1,427,025
Vermilion Energy, Inc. (a)	38,708	1,395,071
West Fraser Timber Co., Ltd.	56,151	3,862,636
Wheaton Precious Metals Corp.	860,971	18,993,788
Yamana Gold, Inc.	1,844,739	5,371,052
		276,314,590
UNITED STATES — 61.9%
Anadarko Petroleum Corp.	163,334	11,964,216
Antero Resources Corp. (b)	68,226	1,456,625
Apache Corp.	120,904	5,652,262
Archer-Daniels-Midland Co.	525,406	24,079,357
Bunge, Ltd.	132,083	9,207,506
Cabot Oil & Gas Corp.	146,026	3,475,419
CF Industries Holdings, Inc.	219,091	9,727,640
Chevron Corp.	605,477	76,550,457
Cimarex Energy Co.	30,269	3,079,568
Concho Resources, Inc. (a)(b)	47,207	6,531,088
ConocoPhillips	372,305	25,919,874
Continental Resources, Inc. (b)	27,365	1,772,157
Devon Energy Corp.	166,721	7,329,055
Security Description	Shares	Value
EOG Resources, Inc.	183,385	22,818,596
EQT Corp.	77,559	4,279,706
Exxon Mobil Corp.	963,783	79,733,768
FMC Corp.	126,154	11,254,198
Freeport-McMoRan, Inc.	2,618,572	45,196,553
Hess Corp.	84,892	5,678,426
Ingredion, Inc.	67,891	7,515,534
Marathon Oil Corp.	269,361	5,618,870
Mosaic Co.	329,326	9,237,594
Newmont Mining Corp.	1,037,421	39,121,146
Noble Energy, Inc.	155,966	5,502,480
Occidental Petroleum Corp.	242,538	20,295,580
Pioneer Natural Resources Co.	54,015	10,221,799
		453,219,474
TOTAL COMMON STOCKS (Cost $592,142,695)		729,534,064

SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	1,859,416	$ 1,859,416
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	2,223,334	2,223,334
TOTAL SHORT-TERM INVESTMENTS (Cost $4,082,750)		4,082,750
TOTAL INVESTMENTS — 100.2% (Cost $596,225,445)		733,616,814
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,521,365)
NET ASSETS — 100.0%		$ 732,095,449

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Canada	$276,314,590	$—	$—	$276,314,590
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United States	$453,219,474	$—	$—	$453,219,474
Short-Term Investments	4,082,750	—	—	4,082,750
TOTAL INVESTMENTS	$733,616,814	$—	$—	$733,616,814
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,488,016	$3,488,016	$ 39,983,214	$ 41,611,814	$—	$—	1,859,417	$1,859,416	$16,846	$—
State Street Navigator Securities Lending Government Money Market Portfolio	4,770,511	4,770,511	157,821,734	160,368,911	—	—	2,223,334	2,223,334	12,599	—
Total		$8,258,527	$197,804,948	$201,980,725	$—	$—		$4,082,750	$29,445	$—
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 4.9%
Alumina, Ltd.	559,624	1,157,739
Amcor, Ltd.	164,566	1,752,106
AMP, Ltd.	273,797	720,170
Australia & New Zealand Banking Group, Ltd.	253,987	5,299,469
BHP Billiton PLC	148,933	3,354,489
BHP Billiton, Ltd.	249,530	6,251,824
Boral, Ltd.	276,661	1,334,803
Brambles, Ltd.	187,203	1,228,236
Coca-Cola Amatil, Ltd.	154,452	1,049,875
Commonwealth Bank of Australia	141,512	7,619,004
CSL, Ltd.	42,130	5,995,826
Fortescue Metals Group, Ltd.	210,837	683,860
Insurance Australia Group, Ltd.	291,871	1,839,485
LendLease Group	145,595	2,131,018
Macquarie Group, Ltd.	41,240	3,767,636
Medibank Pvt, Ltd.	226,041	487,670
National Australia Bank, Ltd.	207,134	4,194,852
Newcrest Mining, Ltd.	60,918	981,202
Origin Energy, Ltd. (a)	230,115	1,705,305
QBE Insurance Group, Ltd.	90,645	652,317
Santos, Ltd. (a)	187,144	866,961
Scentre Group REIT	218,260	707,937
Sonic Healthcare, Ltd.	94,523	1,713,134
South32, Ltd.	167,213	449,474
South32, Ltd.	298,967	797,419
Suncorp Group, Ltd.	193,694	2,087,986
Sydney Airport (b)	76,937	407,009
Telstra Corp., Ltd.	329,997	638,804
Transurban Group Stapled Security	165,446	1,463,210
Vicinity Centres REIT	478,153	915,004
Wesfarmers, Ltd.	97,133	3,542,404
Westpac Banking Corp.	278,606	6,031,346
Woodside Petroleum, Ltd.	72,218	1,892,084
Woolworths Group, Ltd.	122,218	2,755,979
		76,475,637
AUSTRIA — 0.3%
Erste Group Bank AG (a)	50,279	2,098,642
OMV AG	24,208	1,372,785
Raiffeisen Bank International AG	29,130	894,143
		4,365,570
BELGIUM — 0.9%
Ageas	38,287	1,931,573
Anheuser-Busch InBev SA	65,981	6,663,627
KBC Group NV	31,344	2,419,708
Solvay SA	12,158	1,535,198
UCB SA	16,227	1,275,813
		13,825,919
BRAZIL — 1.4%
Ambev SA ADR	482,876	2,235,716
B3 SA - Brasil Bolsa Balcao	152,550	810,846
Security Description	Shares	Value
Banco Bradesco SA Preference Shares ADR	377,129	2,587,105
Banco do Brasil SA	63,237	470,900
BB Seguridade Participacoes SA	54,889	348,959
Braskem SA Class A, Preference Shares	33,912	447,412
BRF SA (a)	42,339	198,082
Cia Energetica de Minas Gerais ADR (b)	194,656	358,167
Cia Siderurgica Nacional SA ADR (a)(b)	152,976	309,011
Cielo SA	81,598	350,366
EDP - Energias do Brasil SA	155,284	559,804
Embraer SA	58,899	371,391
Fibria Celulose SA	12,097	228,175
Gerdau SA ADR	111,617	395,124
Itau Unibanco Holding SA Preference Shares ADR	309,340	3,210,949
JBS SA	36,354	87,875
Kroton Educacional SA	111,414	269,891
Lojas Renner SA	105,164	802,793
Magazine Luiza SA	1,300	43,247
Natura Cosmeticos SA	28,195	221,828
Odontoprev SA	184,936	628,246
Petroleo Brasileiro SA Preference Shares ADR	280,256	2,477,463
Porto Seguro SA	10,706	113,199
Raia Drogasil SA	30,509	526,537
Sul America SA	57,812	274,680
Suzano Papel e Celulose SA	12,100	141,430
TIM Participacoes SA ADR	24,836	418,735
Vale SA ADR (b)	274,983	3,525,282
		22,413,213
CANADA — 6.7%
Agnico Eagle Mines, Ltd.	13,649	625,357
Alimentation Couche-Tard, Inc. Class B	24,418	1,060,103
Bank of Montreal	58,131	4,490,685
Bank of Nova Scotia (b)	91,115	5,156,107
Barrick Gold Corp.	98,168	1,288,807
BlackBerry, Ltd. (a)	48,745	469,867
Bombardier, Inc. Class B (a)	173,712	686,687
Brookfield Asset Management, Inc. Class A (b)	90,691	3,676,727
CAE, Inc.	54,905	1,139,880
Cameco Corp.	40,466	454,971
Canadian Imperial Bank of Commerce	35,977	3,127,698
Canadian National Railway Co.	67,664	5,531,119
Canadian Natural Resources, Ltd.	103,716	3,741,172
Canadian Pacific Railway, Ltd.	13,297	2,435,298
Canadian Tire Corp., Ltd. Class A (b)	11,829	1,543,089
Cenovus Energy, Inc.	78,603	815,638
CGI Group, Inc. Class A (a)	12,615	798,932
Constellation Software, Inc.	1,480	1,147,086
Crescent Point Energy Corp. (b)	44,283	325,192

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Dollarama, Inc.	12,480	483,470
Enbridge, Inc. (b)	89,170	3,185,974
Encana Corp. (b)	79,020	1,031,414
Fairfax Financial Holdings, Ltd.	1,315	736,408
First Quantum Minerals, Ltd.	60,235	886,960
Franco-Nevada Corp.	13,649	995,569
Gildan Activewear, Inc.	52,248	1,470,784
Goldcorp, Inc.	72,446	994,071
H&R Real Estate Investment Trust	3,994	61,089
Husky Energy, Inc. (b)	41,114	640,409
IGM Financial, Inc. (b)	20,828	603,410
Imperial Oil, Ltd. (b)	45,919	1,525,455
Kinross Gold Corp. (a)	123,830	465,969
Loblaw Cos., Ltd.	40,922	2,102,951
Magna International, Inc.	17,715	1,029,677
Manulife Financial Corp.	143,892	2,583,701
National Bank of Canada (b)	43,997	2,111,134
Nutrien, Ltd.	68,884	3,745,170
Onex Corp.	7,173	526,149
Open Text Corp. (b)	20,835	732,856
Pembina Pipeline Corp. (b)	2,254	78,015
PrairieSky Royalty, Ltd. (b)	4,782	94,335
Restaurant Brands International, Inc.	12,793	771,207
Rogers Communications, Inc. Class B	48,744	2,313,714
Royal Bank of Canada	115,090	8,660,731
Seven Generations Energy, Ltd. Class A (a)	11,641	128,228
Shaw Communications, Inc. Class B	52,231	1,063,321
Shopify, Inc. Class A (a)	7,440	1,084,285
SmartCentres Real Estate Investment Trust	9,449	219,300
SNC-Lavalin Group, Inc.	27,296	1,204,763
Sun Life Financial, Inc.	58,094	2,333,123
Suncor Energy, Inc.	122,567	4,984,860
Teck Resources, Ltd. Class B	43,821	1,115,637
TELUS Corp.	34,194	1,213,927
Thomson Reuters Corp.	42,906	1,730,331
Toronto-Dominion Bank	145,350	8,407,527
TransCanada Corp. (b)	61,410	2,655,366
Turquoise Hill Resources, Ltd. (a)	18,460	52,204
Valeant Pharmaceuticals International, Inc. (a)	30,042	698,837
West Fraser Timber Co., Ltd.	7,182	494,051
Wheaton Precious Metals Corp.	32,666	720,641
		104,451,438
CHILE — 0.2%
Embotelladora Andina SA Class B, Preference Shares	32,500	126,467
Enel Americas SA ADR	206,339	1,817,846
Enel Chile SA ADR	243,110	1,186,377
Sociedad Quimica y Minera de Chile SA ADR (b)	11,966	574,966
		3,705,656
Security Description	Shares	Value
CHINA — 7.7%
3SBio, Inc. (b)(c)	37,500	85,177
51job, Inc. ADR (a)	1,500	146,460
58.com, Inc. ADR (a)	6,576	455,980
AAC Technologies Holdings, Inc.	91,000	1,281,698
Agile Group Holdings, Ltd.	24,000	40,870
Agricultural Bank of China, Ltd. Class H	2,352,000	1,100,235
Air China, Ltd. Class H	64,000	61,835
Alibaba Group Holding, Ltd. ADR (a)(b)	81,748	15,166,706
Alibaba Health Information Technology, Ltd. (a)(b)	280,000	270,169
Anhui Conch Cement Co., Ltd. Class H	8,500	48,754
ANTA Sports Products, Ltd.	29,000	153,586
Autohome, Inc. ADR	5,472	552,672
AviChina Industry & Technology Co., Ltd. Class H	642,000	382,150
Baidu, Inc. ADR (a)	21,038	5,112,234
Bank of China, Ltd. Class H	6,478,436	3,212,195
Bank of Communications Co., Ltd. Class H	1,292,710	990,279
Beijing Enterprises Water Group, Ltd. (a)(b)	444,000	242,219
BOC Hong Kong Holdings, Ltd.	183,500	864,237
Brilliance China Automotive Holdings, Ltd. (b)	346,000	624,484
BYD Co., Ltd. Class H (b)	24,500	148,491
CGN Power Co., Ltd. Class H (c)	202,400	52,371
China CITIC Bank Corp., Ltd. Class H	625,000	391,150
China Communications Construction Co., Ltd. Class H	400,000	386,466
China Conch Venture Holdings, Ltd.	16,000	58,531
China Construction Bank Corp. Class H	5,359,720	4,952,931
China Everbright Bank Co., Ltd. Class H	36,000	15,464
China Everbright International, Ltd.	26,000	33,604
China Everbright, Ltd.	44,000	80,760
China Evergrande Group (a)(b)	252,000	642,411
China Galaxy Securities Co., Ltd. Class H	211,500	108,642
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	1,418,000	—
China Jinmao Holdings Group, Ltd.	100,000	50,220
China Life Insurance Co., Ltd. Class H	653,000	1,685,467
China Mengniu Dairy Co., Ltd. (a)	462,000	1,566,411
China Merchants Bank Co., Ltd. Class H	505,514	1,865,365

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
China Merchants Port Holdings Co., Ltd.	475,366	965,825
China Minsheng Banking Corp., Ltd. Class H (b)	400,200	286,169
China Mobile, Ltd.	531,000	4,717,473
China Oilfield Services, Ltd. Class H	100,000	94,450
China Overseas Land & Investment, Ltd.	422,000	1,390,449
China Pacific Insurance Group Co., Ltd. Class H	211,200	817,024
China Petroleum & Chemical Corp. Class H	2,629,800	2,349,757
China Railway Construction Corp., Ltd. Class H	131,000	132,746
China Railway Group, Ltd. Class H	264,000	199,208
China Resources Beer Holdings Co., Ltd.	423,670	2,057,476
China Resources Land, Ltd.	52,000	175,312
China Shenhua Energy Co., Ltd. Class H	208,500	494,844
China Southern Airlines Co., Ltd. Class H	110,000	86,509
China Taiping Insurance Holdings Co., Ltd.	158,200	495,040
China Telecom Corp., Ltd. Class H	2,050,000	958,964
China Unicom Hong Kong, Ltd.	836,000	1,044,274
China Vanke Co., Ltd. Class H	80,100	280,257
CIFI Holdings Group Co., Ltd.	86,000	54,699
CITIC Securities Co., Ltd. Class H	120,500	240,833
CITIC, Ltd.	422,000	594,908
CNOOC, Ltd.	1,694,217	2,923,949
COSCO SHIPPING Ports, Ltd.	536,042	446,847
Country Garden Holdings Co., Ltd.	350,000	615,643
CRRC Corp., Ltd. Class H	367,000	284,882
CSPC Pharmaceutical Group, Ltd.	460,000	1,389,595
Ctrip.com International, Ltd. ADR (a)	14,979	713,450
ENN Energy Holdings, Ltd.	38,000	373,682
Fang Holdings, Ltd. ADR (a)(b)	28,700	111,356
Fosun International, Ltd.	97,500	183,431
Future Land Development Holdings, Ltd. (a)	100,000	90,498
GDS Holdings, Ltd. ADR (a)(b)	5,600	224,504
Geely Automobile Holdings, Ltd.	785,000	2,036,180
Genscript Biotech Corp.	62,000	171,488
GF Securities Co., Ltd. Class H	161,200	235,057
GOME Retail Holdings, Ltd. (a)(b)	1,698,000	173,145
Great Wall Motor Co., Ltd. Class H (b)	289,500	221,402
Guangzhou Automobile Group Co., Ltd. Class H	145,600	142,344
Security Description	Shares	Value
Haitong Securities Co., Ltd. Class H	165,600	167,385
Hengan International Group Co., Ltd.	105,000	1,010,458
Huaneng Power International, Inc. Class H	900,000	596,524
Huaneng Renewables Corp., Ltd. Class H	952,000	316,708
Huatai Securities Co., Ltd. Class H (c)	168,600	268,197
Huazhu Group, Ltd. ADR	1,900	79,781
Industrial & Commercial Bank of China, Ltd. Class H	5,699,045	4,264,050
JD.com, Inc. ADR (a)	53,530	2,084,994
Jiangsu Expressway Co., Ltd. Class H	14,000	16,685
Kingdee International Software Group Co., Ltd. (b)	196,000	200,611
Kingsoft Corp., Ltd.	166,000	503,579
Lenovo Group, Ltd. (b)	470,000	254,606
Logan Property Holdings Co., Ltd. (b)	44,000	59,561
Luye Pharma Group, Ltd. (b)	56,500	57,973
Momo, Inc. ADR (a)	8,660	376,710
NetEase, Inc. ADR	5,413	1,367,703
New China Life Insurance Co., Ltd. Class H	79,300	330,019
New Oriental Education & Technology Group, Inc. ADR	7,409	701,336
Noah Holdings, Ltd. ADR (a)(b)	1,000	52,150
PetroChina Co., Ltd. Class H	1,638,000	1,246,437
PICC Property & Casualty Co., Ltd. Class H	689,415	744,297
Ping An Insurance Group Co. of China, Ltd. Class H (b)	420,000	3,865,170
Semiconductor Manufacturing International Corp. (a)(b)	114,400	148,733
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	124,000	87,720
Shanghai Electric Group Co., Ltd. Class H (a)(b)	354,000	119,121
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	88,940	127,362
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	37,700	104,035
Shenzhou International Group Holdings, Ltd.	4,000	49,379
Sihuan Pharmaceutical Holdings Group, Ltd.	139,000	31,005
SINA Corp. (a)	3,922	332,154
Sinopec Shanghai Petrochemical Co., Ltd. Class H	346,000	210,808
Sinopharm Group Co., Ltd. Class H	73,200	294,369
Sunac China Holdings, Ltd. (b)	174,300	609,848
Sunny Optical Technology Group Co., Ltd.	48,800	908,144

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
TAL Education Group ADR (a)	22,636	833,005
Tencent Holdings, Ltd.	443,000	22,236,252
Tingyi Cayman Islands Holding Corp.	418,000	969,683
TravelSky Technology, Ltd. Class H	56,000	163,101
Tsingtao Brewery Co., Ltd. Class H	8,000	43,949
Vipshop Holdings, Ltd. ADR (a)	24,095	261,431
Want Want China Holdings, Ltd.	209,000	185,945
Weibo Corp. ADR (a)(b)	3,170	281,369
Wuxi Biologics Cayman, Inc. (a)(c)	37,500	417,519
Yanzhou Coal Mining Co., Ltd. Class H	416,000	544,030
Yum China Holdings, Inc.	21,874	841,274
YY, Inc. ADR (a)	3,805	382,288
Zhuzhou CRRC Times Electric Co., Ltd. Class H	86,700	412,202
Zijin Mining Group Co., Ltd. Class H	1,638,000	626,350
ZTE Corp. Class H (a)(b)	39,200	59,559
		120,449,463
COLOMBIA — 0.1%
Bancolombia SA ADR	26,927	1,286,572
Cementos Argos SA	118,235	394,521
		1,681,093
DENMARK — 1.2%
AP Moller - Maersk A/S Class B	937	1,167,010
Danske Bank A/S	70,800	2,216,140
DSV A/S	48,930	3,953,351
Genmab A/S (a)	4,253	656,328
Novo Nordisk A/S Class B	160,885	7,462,502
Novozymes A/S Class B	15,368	779,538
Pandora A/S	8,566	598,405
Vestas Wind Systems A/S	21,239	1,314,645
		18,147,919
EGYPT — 0.1%
Commercial International Bank Egypt SAE	155,087	739,286
Global Telecom Holding SAE (a)	788,476	207,586
		946,872
FINLAND — 0.8%
Elisa Oyj	11,088	513,560
Fortum Oyj	12,262	292,629
Kone Oyj Class B	32,956	1,679,941
Metso Oyj	27,535	922,662
Neste Oyj	9,952	780,828
Nokia Oyj (b)(e)	221,209	1,273,284
Nokia Oyj (e)	117,196	675,678
Sampo Oyj Class A	34,816	1,699,147
Stora Enso Oyj Class R	73,370	1,435,715
UPM-Kymmene Oyj	63,567	2,272,545
Wartsila Oyj Abp	34,595	679,787
		12,225,776
Security Description	Shares	Value
FRANCE — 7.1%
Accor SA	26,157	1,283,275
Air Liquide SA	38,616	4,855,776
Airbus SE	49,865	5,837,128
Alstom SA	22,281	1,023,919
AXA SA	141,614	3,474,652
BNP Paribas SA	81,951	5,089,322
Bouygues SA	25,240	1,087,700
Capgemini SE	16,402	2,206,099
Carrefour SA	70,981	1,149,461
Cie de Saint-Gobain	37,742	1,686,394
Cie Generale des Etablissements Michelin SCA	14,672	1,786,690
Credit Agricole SA	84,014	1,121,666
Danone SA	59,899	4,396,820
Electricite de France SA	7,042	96,854
Engie SA	98,009	1,502,472
Essilor International Cie Generale d'Optique SA	22,172	3,129,730
Hermes International	1,064	650,703
ICADE REIT	706	66,190
Kering SA	7,671	4,331,257
Klepierre SA REIT	3,688	138,866
Legrand SA	21,000	1,542,217
L'Oreal SA	24,217	5,980,072
LVMH Moet Hennessy Louis Vuitton SE	22,272	7,416,251
Orange SA	186,785	3,128,371
Pernod Ricard SA (b)	19,383	3,166,025
Peugeot SA	36,523	834,086
Publicis Groupe SA	27,217	1,872,949
Renault SA	17,600	1,496,576
Safran SA	23,676	2,876,246
Sanofi	97,123	7,784,636
Schneider Electric SE	50,896	4,244,037
Societe Generale SA	59,670	2,516,050
Sodexo SA	13,201	1,319,647
TOTAL SA	187,877	11,452,571
Unibail-Rodamco-Westfield (a)(e)	53,160	576,197
Unibail-Rodamco-Westfield (e)	280	61,640
Unibail-Rodamco-Westfield (b)(e)	7,085	1,559,704
Valeo SA	18,084	988,557
Veolia Environnement SA	44,833	959,480
Vinci SA	47,306	4,548,919
Vivendi SA	117,548	2,882,108
		112,121,313
GERMANY — 6.3%
adidas AG	16,904	3,689,696
Allianz SE	42,446	8,772,730
BASF SE	75,845	7,253,365
Bayer AG	75,409	8,306,934
Bayerische Motoren Werke AG	27,508	2,493,241
Commerzbank AG (a)	62,475	598,933
Continental AG	8,813	2,012,136
Covestro AG (c)	3,114	277,844
Daimler AG	76,834	4,945,579

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Deutsche Bank AG	126,412	1,361,097
Deutsche Boerse AG	25,257	3,366,149
Deutsche Lufthansa AG	39,839	958,189
Deutsche Post AG	100,400	3,278,701
Deutsche Telekom AG (a)	282,483	4,376,621
E.ON SE	180,488	1,929,012
Fresenius Medical Care AG & Co. KGaA	29,244	2,949,346
Fresenius SE & Co. KGaA	31,662	2,543,329
Henkel AG & Co. KGaA Preference Shares	7,970	1,018,939
Infineon Technologies AG	49,361	1,258,095
KS AG	6,147	151,792
Linde AG	3	626
Linde AG	13,416	3,201,693
MAN SE	4,707	532,804
Merck KGaA	21,470	2,096,128
METRO AG	19,131	236,431
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,185	4,266,807
OSRAM Licht AG	7,815	319,354
Puma SE	638	373,193
RWE AG	46,547	1,061,105
SAP SE	89,427	10,331,423
Siemens AG	70,981	9,382,983
ThyssenKrupp AG	38,102	926,199
TUI AG	30,413	667,540
United Internet AG	6,280	359,719
Volkswagen AG	5,939	981,173
Volkswagen AG Preference Shares	11,210	1,861,410
Vonovia SE	25,778	1,226,758
		99,367,074
GREECE — 0.1%
Alpha Bank AE (a)	102,980	230,249
Eurobank Ergasias SA (a)	129,528	135,351
Hellenic Telecommunications Organization SA	2,846	35,222
JUMBO SA	28,648	472,286
National Bank of Greece SA (a)	482,584	148,185
OPAP SA	41,221	465,875
Piraeus Bank SA (a)	32,261	109,986
		1,597,154
HONG KONG — 2.9%
AIA Group, Ltd.	1,009,400	8,826,115
Alibaba Pictures Group, Ltd. (a)(b)	510,000	55,905
ASM Pacific Technology, Ltd.	9,200	116,327
Bank of East Asia, Ltd.	385,718	1,541,309
China First Capital Group, Ltd. (a)	168,000	107,068
China Gas Holdings, Ltd.	66,600	267,828
China Traditional Chinese Medicine Holdings Co., Ltd.	56,000	48,466
CK Asset Holdings, Ltd.	240,032	1,906,072
CK Hutchison Holdings, Ltd.	294,532	3,123,474
Security Description	Shares	Value
CLP Holdings, Ltd.	123,000	1,324,781
Fullshare Holdings, Ltd. (a)(b)	405,000	200,294
Galaxy Entertainment Group, Ltd.	190,000	1,471,235
Haier Electronics Group Co., Ltd.	23,000	78,714
Hanergy Thin Film Power Group, Ltd. (a)(d)	448,000	—
Hang Lung Properties, Ltd.	422,000	870,308
Hang Seng Bank, Ltd.	63,000	1,575,512
Henderson Land Development Co., Ltd.	253,289	1,339,820
Hong Kong & China Gas Co., Ltd.	1,611,777	3,085,724
Hong Kong Exchanges & Clearing, Ltd.	113,890	3,425,940
Jardine Matheson Holdings, Ltd.	3,200	201,920
Jardine Strategic Holdings, Ltd.	1,000	36,480
Jiayuan International Group, Ltd.	108,000	187,217
Li & Fung, Ltd.	844,000	309,825
Link REIT	334,286	3,052,928
Melco Resorts & Entertainment, Ltd. ADR	6,912	193,536
New World Development Co., Ltd.	936,406	1,317,697
Sands China, Ltd.	252,800	1,351,734
Shangri-La Asia, Ltd.	420,333	790,791
Sino Biopharmaceutical, Ltd.	1,212,000	1,859,993
SJM Holdings, Ltd.	38,000	47,273
SSY Group, Ltd.	180,000	199,836
Sun Art Retail Group, Ltd.	238,000	311,248
Sun Hung Kai Properties, Ltd.	198,185	2,990,919
Swire Pacific, Ltd. Class A	116,006	1,228,750
Techtronic Industries Co., Ltd.	188,500	1,051,167
WH Group, Ltd.	313,101	255,016
Wharf Holdings, Ltd.	6,000	19,272
Wharf Real Estate Investment Co., Ltd.	6,000	42,713
Wheelock & Co., Ltd.	6,000	41,795
		44,855,002
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	98,862	954,623
OTP Bank Nyrt	25,921	938,841
		1,893,464
INDIA — 2.1%
ACC, Ltd.	135	2,640
Adani Ports & Special Economic Zone, Ltd.	53,152	289,479
Ambuja Cements, Ltd.	133,475	404,136
Aurobindo Pharma, Ltd.	29,974	265,595
Axis Bank, Ltd.	83,558	622,950
Bajaj Auto, Ltd.	6,132	251,518
Bajaj Finance, Ltd.	18,431	617,734
Bajaj Finserv, Ltd.	2,040	173,320
Bharat Forge, Ltd.	9,954	89,014
Bharat Heavy Electricals, Ltd.	109,023	114,171

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Bharat Petroleum Corp., Ltd.	47,691	259,842
Bharti Airtel, Ltd.	66,864	372,746
Bharti Infratel, Ltd.	71,553	313,877
Bosch, Ltd.	139	35,523
Cadila Healthcare, Ltd. (a)	17,272	95,139
Dabur India, Ltd.	63,024	360,078
Dr Reddy's Laboratories, Ltd. ADR	20,795	669,599
Eicher Motors, Ltd.	841	350,939
Glenmark Pharmaceuticals, Ltd.	28,659	243,883
Godrej Consumer Products, Ltd.	27,216	486,881
HCL Technologies, Ltd.	41,793	564,997
Hindalco Industries, Ltd.	57,905	194,806
Hindustan Petroleum Corp., Ltd.	47,277	178,854
Hindustan Unilever, Ltd.	77,374	1,853,351
Housing Development Finance Corp., Ltd.	99,608	2,774,021
ICICI Bank, Ltd. ADR	118,386	950,640
Idea Cellular, Ltd. (a)	65,506	56,743
Indiabulls Housing Finance, Ltd.	25,150	419,381
Indian Oil Corp., Ltd.	36,838	83,875
Infosys, Ltd. ADR (b)	181,490	3,526,351
ITC, Ltd.	195,287	758,745
LIC Housing Finance, Ltd.	35,185	240,669
Lupin, Ltd.	11,304	149,114
Mahindra & Mahindra Financial Services, Ltd.	116,581	799,128
Mahindra & Mahindra, Ltd., GDR	73,642	961,028
Marico, Ltd.	99,318	480,753
Maruti Suzuki India, Ltd.	4,062	523,237
Motherson Sumi Systems, Ltd.	19,052	79,167
Nestle India, Ltd.	4,302	615,968
Piramal Enterprises, Ltd.	6,223	230,364
Reliance Industries, Ltd. GDR (c)	148,225	4,165,122
Rural Electrification Corp., Ltd.	19,627	29,978
Shree Cement, Ltd.	2,090	474,469
Shriram Transport Finance Co., Ltd.	28,465	539,865
Siemens, Ltd.	34,260	490,211
State Bank of India (a)	8,543	32,338
Sun Pharmaceutical Industries, Ltd.	44,637	367,442
Tata Consultancy Services, Ltd.	50,324	1,357,165
Tata Motors, Ltd. ADR (b)	42,192	824,854
Tata Power Co., Ltd.	343,838	367,600
Tech Mahindra, Ltd.	43,009	411,446
United Spirits, Ltd. (a)	41,395	401,746
UPL, Ltd.	22,335	201,721
Vedanta, Ltd.	67,328	232,108
Yes Bank, Ltd.	68,231	338,242
Zee Entertainment Enterprises, Ltd.	90,056	714,967
		32,409,530
INDONESIA — 0.5%
Adaro Energy Tbk PT	419,000	52,338
Astra International Tbk PT	2,267,700	1,044,440
Security Description	Shares	Value
Bank Central Asia Tbk PT	738,400	1,106,569
Bank Danamon Indonesia Tbk PT	127,400	56,677
Bank Mandiri Persero Tbk PT	1,716,700	820,614
Bank Rakyat Indonesia Persero Tbk PT	7,818,200	1,549,455
Bumi Serpong Damai Tbk PT	428,700	46,819
Charoen Pokphand Indonesia Tbk PT	2,172,600	557,932
Gudang Garam Tbk PT	103,500	485,720
Indah Kiat Pulp & Paper Corp. Tbk PT	75,700	98,257
Matahari Department Store Tbk PT	228,400	140,260
Surya Citra Media Tbk PT	38,500	5,534
Telekomunikasi Indonesia Persero Tbk PT	5,822,400	1,523,657
United Tractors Tbk PT	55,400	122,166
		7,610,438
IRELAND — 0.5%
Bank of Ireland Group PLC	79,315	619,060
CRH PLC	76,936	2,726,239
James Hardie Industries PLC	112,621	1,887,203
Kerry Group PLC Class A	18,318	1,916,292
Paddy Power Betfair PLC	2,283	253,224
		7,402,018
ISRAEL — 0.4%
Bank Hapoalim BM	244,805	1,655,195
Bank Leumi Le-Israel BM	236,193	1,393,717
Check Point Software Technologies, Ltd. (a)	4,868	475,506
Nice, Ltd. (a)	11,164	1,151,610
Teva Pharmaceutical Industries, Ltd. ADR	79,484	1,933,051
		6,609,079
ITALY — 1.3%
Assicurazioni Generali SpA	98,588	1,654,080
Atlantia SpA	74,415	2,199,884
Enel SpA	562,821	3,125,929
Eni SpA	193,974	3,602,303
Ferrari NV	15,516	2,110,481
Intesa Sanpaolo SpA	1,015,348	2,947,671
Leonardo SpA	55,496	548,549
Mediobanca Banca di Credito Finanziario SpA	67,432	626,850
Snam SpA	190,539	795,531
Telecom Italia SpA/Milano (a)	1,388,737	1,033,494
UniCredit SpA	130,166	2,172,640
		20,817,412
JAPAN — 16.3%
Acom Co., Ltd.	45,800	176,146
Aeon Co., Ltd.	62,800	1,343,710
Aisin Seiki Co., Ltd.	40,700	1,855,595
Ajinomoto Co., Inc.	25,900	490,104
Alps Electric Co., Ltd.	6,100	156,734
Asahi Glass Co., Ltd.	37,000	1,441,385

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Asahi Group Holdings, Ltd.	61,800	3,164,624
Asahi Kasei Corp.	179,600	2,283,003
Astellas Pharma, Inc.	253,600	3,867,019
Bridgestone Corp.	63,200	2,472,312
Canon, Inc.	84,000	2,753,614
Central Japan Railway Co.	11,200	2,321,600
Chiba Bank, Ltd.	202,000	1,427,942
Chubu Electric Power Co., Inc.	84,200	1,262,639
Concordia Financial Group, Ltd.	211,000	1,074,383
Credit Saison Co., Ltd.	62,700	987,214
Dai-ichi Life Holdings, Inc.	60,400	1,077,510
Daiichi Sankyo Co., Ltd.	69,800	2,670,000
Daikin Industries, Ltd.	18,300	2,192,398
Daiwa Securities Group, Inc.	209,000	1,213,828
Denso Corp.	42,200	2,061,900
Dentsu, Inc. (b)	2,200	104,275
East Japan Railway Co.	40,200	3,852,508
Eisai Co., Ltd.	21,100	1,486,610
Electric Power Development Co., Ltd.	21,100	544,811
FANUC Corp.	17,000	3,377,285
Fast Retailing Co., Ltd.	1,900	873,281
FUJIFILM Holdings Corp.	62,900	2,456,601
Fujitsu, Ltd.	211,000	1,279,735
Hitachi, Ltd.	421,000	2,970,736
Honda Motor Co., Ltd.	147,500	4,331,851
Hoya Corp.	42,200	2,399,836
Inpex Corp.	83,600	867,586
ITOCHU Corp.	180,700	3,274,999
Japan Real Estate Investment Corp. REIT	250	1,322,620
Japan Retail Fund Investment Corp. REIT	791	1,425,393
Japan Tobacco, Inc.	84,300	2,355,514
JFE Holdings, Inc.	44,800	847,748
JSR Corp.	42,200	718,541
JXTG Holdings, Inc.	340,908	2,370,490
Kajima Corp.	189,000	1,464,018
Kamigumi Co., Ltd.	89,500	1,860,863
Kansai Electric Power Co., Inc.	104,900	1,530,433
Kao Corp.	40,100	3,059,134
KDDI Corp.	126,600	3,464,313
Keikyu Corp.	82,411	1,351,134
Keyence Corp.	6,700	3,784,156
Kintetsu Group Holdings Co., Ltd.	38,700	1,579,235
Kobe Steel, Ltd.	42,200	386,321
Komatsu, Ltd.	98,300	2,811,487
Konica Minolta, Inc.	105,500	980,088
Kose Corp.	2,200	474,103
Kubota Corp.	128,000	2,014,210
Kyocera Corp.	41,200	2,323,626
LIXIL Group Corp.	41,900	838,265
Makita Corp.	41,800	1,873,669
Marubeni Corp.	210,000	1,602,230
Marui Group Co., Ltd.	74,700	1,574,051
Mazda Motor Corp.	16,600	203,819
Mebuki Financial Group, Inc.	249,200	836,929
Security Description	Shares	Value
MEIJI Holdings Co., Ltd.	3,200	269,833
Mitsubishi Chemical Holdings Corp.	211,000	1,766,636
Mitsubishi Corp.	147,500	4,098,813
Mitsubishi Electric Corp.	210,000	2,795,513
Mitsubishi Estate Co., Ltd.	189,618	3,315,940
Mitsubishi Heavy Industries, Ltd.	38,700	1,408,384
Mitsubishi UFJ Financial Group, Inc.	878,200	5,003,675
Mitsui & Co., Ltd.	207,100	3,454,315
Mitsui Chemicals, Inc.	38,800	1,033,359
Mitsui Fudosan Co., Ltd.	27,000	651,812
Mizuho Financial Group, Inc.	1,216,900	2,048,949
MS&AD Insurance Group Holdings, Inc.	63,200	1,965,068
Murata Manufacturing Co., Ltd.	18,900	3,177,159
NEC Corp.	17,800	488,530
Nexon Co., Ltd. (a)	8,200	119,115
Nidec Corp.	26,000	3,902,406
Nintendo Co., Ltd.	7,300	2,385,772
Nippon Steel & Sumitomo Metal Corp.	68,800	1,351,279
Nippon Telegraph & Telephone Corp.	64,400	2,927,986
Nippon Yusen KK	19,400	385,145
Nissan Motor Co., Ltd.	210,700	2,050,599
Nitori Holdings Co., Ltd.	3,100	483,618
Nitto Denko Corp.	21,000	1,589,338
Nomura Holdings, Inc.	232,400	1,129,217
NTT Data Corp.	105,500	1,215,348
NTT DOCOMO, Inc.	132,300	3,371,252
Obayashi Corp.	152,100	1,583,274
Ono Pharmaceutical Co., Ltd.	26,100	611,942
Oriental Land Co., Ltd.	5,800	608,721
ORIX Corp.	168,300	2,662,047
Osaka Gas Co., Ltd.	81,400	1,684,733
Otsuka Holdings Co., Ltd.	11,000	532,695
Panasonic Corp.	212,200	2,861,199
Rakuten, Inc.	45,900	310,544
Recruit Holdings Co., Ltd.	41,800	1,157,033
Resona Holdings, Inc.	63,200	338,124
Rohm Co., Ltd.	20,900	1,754,796
Ryohin Keikaku Co., Ltd.	1,300	457,726
SBI Holdings, Inc.	1,600	41,226
Secom Co., Ltd.	21,100	1,620,527
Seven & i Holdings Co., Ltd.	84,300	3,676,733
Sharp Corp. (b)	7,100	173,069
Shin-Etsu Chemical Co., Ltd.	37,900	3,378,203
Shionogi & Co., Ltd.	19,300	991,616
Shiseido Co., Ltd.	24,200	1,922,192
Shizuoka Bank, Ltd.	164,000	1,482,093
SMC Corp.	1,900	696,944
SoftBank Group Corp.	70,500	5,074,676
Sompo Holdings, Inc.	57,700	2,333,734
Sony Corp.	105,100	5,374,319
Subaru Corp.	24,800	722,069
Sumitomo Chemical Co., Ltd.	211,000	1,196,298

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Sumitomo Corp.	105,400	1,731,847
Sumitomo Electric Industries, Ltd.	84,300	1,255,767
Sumitomo Mitsui Financial Group, Inc.	67,500	2,624,069
Sumitomo Mitsui Trust Holdings, Inc.	21,000	832,871
Sysmex Corp.	5,400	504,094
T&D Holdings, Inc.	41,900	629,644
Takeda Pharmaceutical Co., Ltd. (b)	71,800	3,032,369
TDK Corp.	21,100	2,156,385
Teijin, Ltd.	69,700	1,278,657
Terumo Corp.	48,400	2,774,703
Tohoku Electric Power Co., Inc.	42,300	516,697
Tokio Marine Holdings, Inc.	63,200	2,963,008
Tokyo Electric Power Co. Holdings, Inc. (a)	147,400	686,665
Tokyo Electron, Ltd.	19,000	3,262,583
Tokyo Gas Co., Ltd.	74,600	1,980,421
Tokyu Corp.	111,500	1,920,661
Toppan Printing Co., Ltd.	211,000	1,653,483
Toray Industries, Inc.	211,000	1,664,912
Toshiba Corp. (a)	330,000	992,100
Toyota Motor Corp.	181,100	11,722,900
Toyota Tsusho Corp.	63,200	2,116,842
West Japan Railway Co.	21,700	1,599,411
Yahoo! Japan Corp. (b)	274,000	910,324
Yakult Honsha Co., Ltd.	3,400	227,148
Yamada Denki Co., Ltd. (b)	126,900	631,263
Yamaha Corp.	28,500	1,482,057
Yamaha Motor Co., Ltd. (b)	63,300	1,592,144
		255,544,783
LUXEMBOURG — 0.1%
ArcelorMittal	41,320	1,211,386
SES SA	27,342	500,875
		1,712,261
MACAU — 0.0% (f)
MGM China Holdings, Ltd. (b)	66,400	154,036
Wynn Macau, Ltd.	69,200	222,715
		376,751
MALAYSIA — 0.5%
AirAsia Group Bhd	555,200	410,954
Alliance Bank Malaysia Bhd	689,800	689,885
AMMB Holdings Bhd	222,300	206,368
Astro Malaysia Holdings Bhd	103,100	40,582
British American Tobacco Malaysia Bhd	40,500	348,704
CIMB Group Holdings Bhd	442,878	597,521
Dialog Group Bhd	945,000	722,874
Felda Global Ventures Holdings Bhd	702,900	262,750
Gamuda Bhd	58,266	47,167
Genting Bhd	196,100	408,269
Genting Malaysia Bhd	494,300	597,149
Genting Plantations Bhd	218,700	511,626
Security Description	Shares	Value
Hong Leong Financial Group Bhd	37,439	166,828
IOI Properties Group Bhd	646,400	256,032
Malaysia Airports Holdings Bhd	163,500	356,183
Petronas Chemicals Group Bhd	18,500	38,516
PPB Group Bhd	118,700	578,293
RHB Capital Bhd	120,410	162,752
Tenaga Nasional Bhd	168,100	609,230
UMW Holdings Bhd	97,200	143,652
Westports Holdings Bhd	165,300	138,722
		7,294,057
MEXICO — 0.8%
America Movil SAB de CV Series L	3,038,137	2,561,181
Cemex SAB de CV Series CPO (a)	1,794,760	1,192,504
Fomento Economico Mexicano SAB de CV	285,808	2,543,892
Fresnillo PLC	23,136	349,286
Grupo Financiero Banorte SAB de CV Series O	392,200	2,335,950
Grupo Mexico SAB de CV Class B	247,999	711,480
Grupo Televisa SAB Series CPO	345,592	1,325,349
Industrias Penoles SAB de CV	17,854	323,404
Kimberly-Clark de Mexico SAB de CV Class A (b)	248,828	424,719
Wal-Mart de Mexico SAB de CV	319,209	850,325
		12,618,090
NETHERLANDS — 3.4%
Akzo Nobel NV	25,379	2,172,564
ASML Holding NV	33,153	6,568,714
Gemalto NV (a)	1,704	99,117
Heineken NV	26,920	2,703,648
ING Groep NV	260,380	3,747,796
Koninklijke Ahold Delhaize NV	145,346	3,479,674
Koninklijke DSM NV	24,328	2,446,167
Koninklijke KPN NV	507,382	1,380,278
Koninklijke Philips NV	109,786	4,668,982
NXP Semiconductors NV (a)	17,276	1,887,749
Royal Dutch Shell PLC Class A	327,932	11,382,319
Royal Dutch Shell PLC Class B	292,865	10,491,888
Wolters Kluwer NV	39,048	2,200,198
		53,229,094
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd.	37,621	291,901
Meridian Energy, Ltd.	246,143	519,952
Spark New Zealand, Ltd.	179,916	454,359
		1,266,212
NORWAY — 0.5%
DNB ASA	114,166	2,231,380
Equinor ASA	96,690	2,567,201
Norsk Hydro ASA	186,789	1,118,158
Telenor ASA	82,202	1,685,815

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Yara International ASA	21,041	872,578
		8,475,132
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	20,676	281,814
Credicorp, Ltd.	7,948	1,789,254
		2,071,068
PHILIPPINES — 0.2%
Alliance Global Group, Inc. (a)	653,500	142,290
Ayala Land, Inc.	572,400	406,501
BDO Unibank, Inc.	43,407	102,077
DMCI Holdings, Inc.	1,548,050	304,577
Globe Telecom, Inc.	3,070	88,589
GT Capital Holdings, Inc.	8,660	147,667
JG Summit Holdings, Inc.	273,190	255,952
Jollibee Foods Corp.	117,380	578,459
Megaworld Corp.	1,869,300	149,915
Metro Pacific Investments Corp.	4,076,300	351,356
PLDT, Inc. ADR	17,297	404,404
SM Prime Holdings, Inc.	606,900	408,827
Universal Robina Corp.	69,110	156,693
		3,497,307
POLAND — 0.2%
Alior Bank SA (a)	40,149	717,416
Bank Millennium SA (a)	140,411	300,777
Bank Zachodni WBK SA	3,998	356,237
CCC SA	8,374	462,992
Grupa Azoty SA	13,036	150,069
LPP SA	48	108,783
Orange Polska SA (a)	101,508	125,802
Polski Koncern Naftowy ORLEN SA	19,565	439,278
Powszechna Kasa Oszczednosci Bank Polski SA (a)	53,006	523,696
		3,185,050
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	179,072	710,857
Jeronimo Martins SGPS SA	22,689	327,688
		1,038,545
QATAR — 0.1%
Commercial Bank PQSC	28,725	300,504
Ezdan Holding Group QSC (a)	70,114	157,906
Qatar Electricity & Water Co. QSC	10,653	549,971
Qatar National Bank QPSC	12,832	535,694
		1,544,075
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	27,080	241,949
RUSSIA — 0.8%
Gazprom PJSC ADR	496,235	2,183,930
LUKOIL PJSC ADR	55,517	3,826,787
Magnit PJSC GDR	8,926	160,668
MMC Norilsk Nickel PJSC ADR (b)	41,887	755,222
Security Description	Shares	Value
Mobile TeleSystems PJSC ADR	99,096	875,018
RusHydro PJSC ADR	58,736	60,498
RusHydro PJSC ADR	131,694	138,279
Sberbank of Russia PJSC ADR	130,629	1,885,630
Surgutneftegas OJSC ADR	138,158	681,119
Tatneft PJSC ADR	40,134	2,538,877
		13,106,028
SINGAPORE — 1.0%
CapitaLand, Ltd.	421,000	975,695
DBS Group Holdings, Ltd.	228,558	4,460,527
Singapore Exchange, Ltd.	421,000	2,213,839
Singapore Press Holdings, Ltd. (b)	632,300	1,205,706
Singapore Telecommunications, Ltd.	1,028,500	2,323,271
United Overseas Bank, Ltd.	214,929	4,218,189
		15,397,227
SOUTH AFRICA — 1.6%
Anglo American Platinum, Ltd.	7,854	205,715
AngloGold Ashanti, Ltd.	44,138	361,058
Aspen Pharmacare Holdings, Ltd.	26,410	497,553
Bid Corp., Ltd.	24,573	493,584
Bidvest Group, Ltd.	29,925	430,134
Capitec Bank Holdings, Ltd.	5,451	345,205
Coronation Fund Managers, Ltd.	49,110	208,927
Discovery, Ltd.	80,725	868,723
FirstRand, Ltd.	342,366	1,595,897
Fortress REIT, Ltd. Class B (b)	146,510	160,874
Foschini Group, Ltd.	32,771	416,026
Gold Fields, Ltd.	80,964	290,629
Imperial Holdings, Ltd.	22,889	327,130
Mr. Price Group, Ltd. (b)	33,157	547,349
MTN Group, Ltd.	133,175	1,048,396
Naspers, Ltd. Class N	34,866	8,865,153
Old Mutual, Ltd. (a)(b)	602,122	1,195,608
Pioneer Foods Group, Ltd. (b)	32,171	262,673
PSG Group, Ltd.	17,239	271,925
Rand Merchant Investment Holdings, Ltd.	38,007	103,848
Remgro, Ltd.	41,065	612,069
Resilient REIT, Ltd. (b)	52,450	215,253
Sanlam, Ltd.	252,801	1,292,386
Sasol, Ltd.	46,199	1,694,966
Standard Bank Group, Ltd.	138,666	1,941,147
Truworths International, Ltd.	61,320	345,607
Woolworths Holdings, Ltd.	65,790	266,160
		24,863,995
SOUTH KOREA — 3.7%
Amorepacific Corp.	594	171,884
Amorepacific Corp. Preference Shares	2,247	312,503
AMOREPACIFIC Group	556	61,612
BGF retail Co., Ltd.	821	143,647
Celltrion Healthcare Co., Ltd. (a)	590	58,709

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Celltrion Pharm, Inc. (a)	413	33,611
Celltrion, Inc. (a)(b)	7,324	1,994,468
CJ CheilJedang Corp.	2,526	798,937
CJ Corp.	830	105,751
Coway Co., Ltd.	3,366	261,548
E-MART, Inc.	2,936	670,446
Hana Financial Group, Inc.	38,818	1,492,464
Hanmi Pharm Co., Ltd.	467	176,408
Hanmi Science Co., Ltd. (b)	1,945	112,738
Hanssem Co., Ltd.	1,250	117,766
HDC Hyundai Development Co-Engineering & Construction (a)	6,887	333,073
HLB, Inc. (a)	2,038	178,291
Hotel Shilla Co., Ltd.	3,623	401,472
Hyundai Department Store Co., Ltd.	4,937	511,641
Hyundai Engineering & Construction Co., Ltd.	1,436	74,087
Hyundai Heavy Industries Co., Ltd. (a)	5,034	460,716
Hyundai Heavy Industries Holdings Co., Ltd. (a)	884	280,389
Hyundai Mobis Co., Ltd.	6,874	1,307,571
Hyundai Motor Co.	15,165	1,707,678
Hyundai Steel Co.	6,997	330,231
KB Financial Group, Inc.	49,925	2,365,222
Kia Motors Corp.	30,130	834,016
Korea Aerospace Industries, Ltd. (a)	4,774	176,482
Korea Electric Power Corp. ADR	51,057	732,157
Korea Zinc Co., Ltd.	2,606	902,572
KT Corp. ADR	41,679	553,497
KT&G Corp.	14,569	1,398,729
LG Chem, Ltd.	1,582	473,393
LG Chem, Ltd. Preference Shares	599	108,298
LG Electronics, Inc.	16,360	1,218,376
LG Household & Health Care, Ltd.	1,436	1,798,704
Lotte Chemical Corp.	2,900	905,518
NAVER Corp.	3,016	2,064,790
NCSoft Corp.	2,527	841,200
Pearl Abyss Corp. (a)	291	58,748
POSCO ADR	30,483	2,259,400
Samsung Biologics Co., Ltd. (a)(c)	620	231,979
Samsung C&T Corp.	4,782	499,868
Samsung Electronics Co., Ltd. GDR (b)	15,791	16,501,595
Samsung Electronics Co., Ltd. Preference Shares	28,685	969,036
Samsung Fire & Marine Insurance Co., Ltd.	5,095	1,206,891
Samsung Heavy Industries Co., Ltd. (a)	34,474	220,856
Samsung SDI Co., Ltd.	665	127,690
Samsung SDS Co., Ltd.	1,891	340,193
Security Description	Shares	Value
Samsung Securities Co., Ltd.	28,390	885,197
Shinhan Financial Group Co., Ltd.	44,323	1,722,015
SillaJen, Inc. (a)	2,576	169,422
SK Holdings Co., Ltd. (a)	4,619	1,073,415
SK Hynix, Inc.	40,198	3,091,044
SK Innovation Co., Ltd.	6,602	1,196,594
SK Telecom Co., Ltd. ADR	20,663	481,861
ViroMed Co., Ltd. (a)	664	140,366
		57,646,765
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	42,906	1,738,294
Aena SME SA (c)	1,056	191,721
Amadeus IT Group SA	25,886	2,043,089
Banco Bilbao Vizcaya Argentaria SA	485,437	3,442,575
Banco de Sabadell SA	252,783	423,669
Banco Santander SA	1,205,467	6,462,981
CaixaBank SA	35,578	153,944
Ferrovial SA	84,414	1,732,150
Gas Natural SDG SA (b)	35,362	936,387
Iberdrola SA	541,496	4,187,851
Industria de Diseno Textil SA	100,944	3,448,502
Mapfre SA	241,880	730,022
Repsol SA	110,051	2,154,137
Telefonica SA	378,822	3,219,457
		30,864,779
SWEDEN — 1.8%
Assa Abloy AB Class B	132,302	2,823,212
Atlas Copco AB Class B	91,787	2,407,536
Epiroc AB Class B (a)	91,787	841,330
Essity AB Class B	5,830	144,153
Hennes & Mauritz AB Class B (b)	82,314	1,228,361
Husqvarna AB Class B	211,720	2,012,121
Nordea Bank AB	228,811	2,206,776
Sandvik AB	114,257	2,030,725
Securitas AB Class B	68,895	1,135,543
Skandinaviska Enskilda Banken AB Class A	123,309	1,173,820
Skanska AB Class B	68,692	1,250,062
SKF AB Class B	56,255	1,048,257
Svenska Handelsbanken AB Class A	151,443	1,685,409
Swedbank AB Class A	75,114	1,610,425
Tele2 AB Class B	94,587	1,113,348
Telefonaktiebolaget LM Ericsson Class B	288,936	2,236,945
Telia Co. AB	166,680	763,158
Volvo AB Class B	118,581	1,898,144
		27,609,325
SWITZERLAND — 5.8%
ABB, Ltd.	201,338	4,402,083
Adecco Group AG	17,070	1,010,155
Cie Financiere Richemont SA	43,168	3,657,075

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Coca-Cola HBC AG (a)	13,634	455,588
Credit Suisse Group AG	159,245	2,397,616
Ferguson PLC	19,952	1,620,011
Geberit AG	4,637	1,988,920
Givaudan SA	1,232	2,794,163
Glencore PLC	877,925	4,195,873
Julius Baer Group, Ltd. (a)	13,208	775,228
Kuehne + Nagel International AG	9,895	1,486,816
LafargeHolcim, Ltd. (a)	28,078	1,368,058
Lonza Group AG (a)	4,617	1,225,217
Nestle SA	248,190	19,221,321
Novartis AG	187,420	14,209,152
Roche Holding AG	54,683	12,145,965
SGS SA	843	2,243,019
Sika AG	9,840	1,361,615
Sonova Holding AG	2,503	448,319
STMicroelectronics NV	31,599	705,033
Swatch Group AG	4,825	2,289,196
Swiss Re AG	28,822	2,487,583
Temenos AG (a)	342	51,664
UBS Group AG (a)	281,903	4,350,837
Zurich Insurance Group AG	13,435	3,979,288
		90,869,795
TAIWAN — 2.6%
Acer, Inc. (a)	74,000	60,436
Advantech Co., Ltd.	28,599	188,543
ASE Technology Holding Co., Ltd.	80,000	187,874
Asustek Computer, Inc.	11,000	100,481
AU Optronics Corp. ADR (b)	281,882	1,192,361
Catcher Technology Co., Ltd.	32,000	357,905
Cathay Financial Holding Co., Ltd.	239,000	421,739
Chicony Electronics Co., Ltd.	172,581	388,878
China Airlines, Ltd. (a)	826,000	257,918
China Development Financial Holding Corp.	468,000	171,153
China Life Insurance Co., Ltd.	203,296	214,041
Chunghwa Telecom Co., Ltd. ADR	75,507	2,712,211
Compal Electronics, Inc.	247,000	155,547
CTBC Financial Holding Co., Ltd.	603,558	434,528
Delta Electronics, Inc.	89,785	322,464
E.Sun Financial Holding Co., Ltd.	839,741	585,286
Eclat Textile Co., Ltd.	15,650	186,074
Eva Airways Corp.	538,897	260,712
Feng TAY Enterprise Co., Ltd.	34,036	170,802
Formosa Plastics Corp.	356,000	1,313,610
Foxconn Technology Co., Ltd.	24,240	59,311
Fubon Financial Holding Co., Ltd.	380,000	636,896
Giant Manufacturing Co., Ltd.	28,000	118,471
Globalwafers Co., Ltd.	28,000	465,618
Highwealth Construction Corp.	236,400	350,857
Hiwin Technologies Corp.	22,429	264,836
Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd. GDR	923,088	5,012,368
Hotai Motor Co., Ltd.	7,000	61,646
HTC Corp. (a)	64,000	119,442
Innolux Corp.	317,000	113,851
Largan Precision Co., Ltd.	6,000	883,612
Macronix International (a)	81,000	115,302
MediaTek, Inc.	117,000	1,151,254
Mega Financial Holding Co., Ltd.	25,948	22,894
Micro-Star International Co., Ltd.	41,000	126,677
Pegatron Corp.	48,000	98,713
Phison Electronics Corp.	40,000	316,185
Pou Chen Corp.	155,000	179,970
Powertech Technology, Inc.	172,000	499,270
President Chain Store Corp.	35,000	396,625
Ruentex Development Co., Ltd. (a)	122,189	141,071
Standard Foods Corp.	240,822	487,355
TaiMed Biologics, Inc. (a)	10,000	102,334
Taishin Financial Holding Co., Ltd.	848,500	400,754
Taiwan Business Bank	2,082,173	642,644
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	383,126	14,007,087
Teco Electric and Machinery Co., Ltd.	414,000	310,957
Uni-President Enterprises Corp.	390,000	990,078
United Microelectronics Corp. ADR (b)	864,188	2,437,010
Walsin Technology Corp.	26,000	355,610
Win Semiconductors Corp.	25,000	179,986
Yageo Corp. (a)	16,000	590,387
Zhen Ding Technology Holding, Ltd.	126,000	278,544
		41,600,178
THAILAND — 0.5%
Bangkok Bank PCL (g)	211,276	1,265,870
Bumrungrad Hospital PCL (g)	83,100	417,632
Central Pattana PCL (g)	252,200	530,967
CP ALL PCL NVDR	380,200	843,486
Delta Electronics Thailand PCL (g)	125,900	222,311
Indorama Ventures PCL (g)	154,300	254,993
IRPC PCL (g)	5,371,000	940,290
Kasikornbank PCL (g)	98,700	595,835
Minor International PCL (g)	228,100	223,763
PTT PCL (g)	1,216,620	1,762,685
Siam Commercial Bank PCL NVDR	122,800	439,233
Thai Union Group PCL Class F (g)	297,500	141,881
TMB Bank PCL (g)	2,142,200	148,719
		7,787,665
TURKEY — 0.2%
Akbank Turk A/S	530,625	871,016

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	968,296	429,067
Turkiye Garanti Bankasi A/S	406,617	743,790
Turkiye Is Bankasi A/S Class C	565,091	703,095
		2,746,968
UNITED ARAB EMIRATES — 0.0% (f)
Abu Dhabi Commercial Bank PJSC	73,421	141,119
DP World, Ltd.	10,128	232,944
Emaar Malls PJSC	73,169	42,629
Emaar Properties PJSC	145,395	194,749
Emirates Telecommunications Group Co. PJSC	14,341	63,054
First Abu Dhabi Bank PJSC	29,350	97,084
		771,579
UNITED KINGDOM — 11.1%
3i Group PLC	177,377	2,109,044
Anglo American PLC (b)	110,353	2,469,215
Associated British Foods PLC	1,944	70,273
AstraZeneca PLC	94,498	6,553,697
Aviva PLC	307,637	2,047,036
BAE Systems PLC	263,625	2,251,194
Barclays PLC	1,279,322	3,192,258
Barratt Developments PLC	47,446	322,850
Berkeley Group Holdings PLC	4,174	208,581
BP PLC	1,536,984	11,734,886
British American Tobacco PLC	174,024	8,799,627
British Land Co. PLC REIT	229,499	2,036,740
BT Group PLC	598,707	1,721,585
Burberry Group PLC	56,285	1,605,103
Centrica PLC	675,355	1,405,667
CNH Industrial NV	71,030	754,341
Compass Group PLC	197,917	4,229,141
Diageo PLC	187,750	6,747,213
Experian PLC	80,740	1,998,161
Fiat Chrysler Automobiles NV	110,574	2,108,731
G4S PLC	124,665	440,605
GlaxoSmithKline PLC	364,130	7,354,404
Hammerson PLC REIT	160,646	1,108,398
HSBC Holdings PLC	1,556,513	14,604,793
Imperial Brands PLC	96,785	3,605,964
InterContinental Hotels Group PLC	14,270	889,247
ITV PLC	56,568	129,950
J Sainsbury PLC	212,215	899,928
Land Securities Group PLC REIT	106,897	1,350,481
Legal & General Group PLC	96,241	337,986
Lloyds Banking Group PLC	4,295,396	3,575,565
Marks & Spencer Group PLC	177,892	693,078
Micro Focus International PLC	3,961	69,213
National Grid PLC	391,249	4,330,728
Next PLC	18,019	1,439,270
Pearson PLC	95,634	1,117,408
Persimmon PLC	15,512	518,751
Security Description	Shares	Value
Prudential PLC	145,744	3,337,501
Quilter PLC (a)(c)	0	1
Randgold Resources, Ltd.	5,923	455,115
Reckitt Benckiser Group PLC	49,637	4,088,621
RELX NV	129,455	2,760,668
RELX PLC	139,237	2,982,605
Rio Tinto PLC	94,965	5,267,113
Rio Tinto, Ltd.	33,253	2,050,035
Rolls-Royce Holdings PLC (a)	155,929	2,034,361
Royal Bank of Scotland Group PLC (a)	233,922	790,928
RSA Insurance Group PLC	98,917	887,264
Sage Group PLC	192,283	1,595,775
Segro PLC REIT	97,232	859,313
Severn Trent PLC	62,899	1,643,825
Shire PLC	60,561	3,410,110
Sky PLC	108,524	2,094,021
Smith & Nephew PLC	132,584	2,447,116
Smiths Group PLC	31,764	712,081
SSE PLC	135,077	2,416,446
Standard Chartered PLC	217,071	1,984,909
Standard Life Aberdeen PLC	275,882	1,186,308
Taylor Wimpey PLC	187,999	444,040
Tesco PLC	775,354	2,627,739
Unilever NV	134,269	7,491,056
Unilever PLC	109,574	6,064,362
United Utilities Group PLC	93,193	939,027
Vodafone Group PLC	2,249,689	5,459,735
Whitbread PLC	13,631	712,475
WPP PLC	113,485	1,787,456
		173,361,118
UNITED STATES — 0.0% (f)
Altice USA, Inc. Class A	11,041	188,354
TOTAL COMMON STOCKS (Cost $1,485,815,499)		1,552,279,190

RIGHTS — 0.0% (f)
ITALY — 0.0% (f)
Intesa Sanpaolo SpA (expiring 7/17/18) (a) (g)	1,015,348	—
SPAIN — 0.0% (f)
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (a)	42,906	44,184
Repsol SA (expiring 7/6/18) (a) (b)	110,051	62,459
		106,643
TOTAL RIGHTS (Cost $108,743)		106,643
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (h) (i)	1,001,291	$1,001,291

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	17,158,234	$ 17,158,234
TOTAL SHORT-TERM INVESTMENTS (Cost $18,159,525)		18,159,525
TOTAL INVESTMENTS — 100.2% (Cost $1,504,083,767)		1,570,545,358
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,882,391)
NET ASSETS — 100.0%		$ 1,566,662,967

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $6,504,946 representing 0.4% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 76,475,637	$ —	$—	$ 76,475,637
Austria	4,365,570	—	—	4,365,570
Belgium	13,825,919	—	—	13,825,919
Brazil	22,413,213	—	—	22,413,213
Canada	104,451,438	—	—	104,451,438
Chile	3,705,656	—	—	3,705,656
China	120,449,463	—	0(a)	120,449,463
Colombia	1,681,093	—	—	1,681,093
Denmark	18,147,919	—	—	18,147,919
Egypt	946,872	—	—	946,872
Finland	12,225,776	—	—	12,225,776
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
France	$ 112,121,313	$ —	$—	$ 112,121,313
Germany	99,367,074	—	—	99,367,074
Greece	1,597,154	—	—	1,597,154
Hong Kong	44,855,002	—	0(a)	44,855,002
Hungary	1,893,464	—	—	1,893,464
India	32,409,530	—	—	32,409,530
Indonesia	7,610,438	—	—	7,610,438
Ireland	7,402,018	—	—	7,402,018
Israel	6,609,079	—	—	6,609,079
Italy	20,817,412	—	—	20,817,412
Japan	255,544,783	—	—	255,544,783
Luxembourg	1,712,261	—	—	1,712,261
Macau	376,751	—	—	376,751
Malaysia	7,294,057	—	—	7,294,057
Mexico	12,618,090	—	—	12,618,090
Netherlands	53,229,094	—	—	53,229,094
New Zealand	1,266,212	—	—	1,266,212
Norway	8,475,132	—	—	8,475,132
Peru	2,071,068	—	—	2,071,068
Philippines	3,497,307	—	—	3,497,307
Poland	3,185,050	—	—	3,185,050
Portugal	1,038,545	—	—	1,038,545
Qatar	1,544,075	—	—	1,544,075
Romania	241,949	—	—	241,949
Russia	13,106,028	—	—	13,106,028
Singapore	15,397,227	—	—	15,397,227
South Africa	24,863,995	—	—	24,863,995
South Korea	57,646,765	—	—	57,646,765
Spain	30,864,779	—	—	30,864,779
Sweden	27,609,325	—	—	27,609,325
Switzerland	90,869,795	—	—	90,869,795
Taiwan	41,600,178	—	—	41,600,178
Thailand	1,282,719	6,504,946	—	7,787,665
Turkey	2,746,968	—	—	2,746,968
United Arab Emirates	771,579	—	—	771,579
United Kingdom	173,361,118	—	—	173,361,118
United States	188,354	—	—	188,354
Rights
Italy	—	0(b)	—	0
Spain	106,643	—	—	106,643
Short-Term Investments	18,159,525	—	—	18,159,525
TOTAL INVESTMENTS	$1,564,040,412	$6,504,946	$—	$1,570,545,358

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
(b)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,559,265	$ 1,559,265	$ 53,157,916	$ 53,715,890	$—	$—	1,001,291	$ 1,001,291	$ 19,622	$—
State Street Navigator Securities Lending Government Money Market Portfolio	19,433,641	19,433,641	327,057,789	329,333,196	—	—	17,158,234	17,158,234	338,915	—
Total		$20,992,906	$380,215,705	$383,049,086	$—	$—		$18,159,525	$358,537	$—
See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.5%
Alumina, Ltd.	45,024	93,145
Amcor, Ltd.	3,883	41,342
AMP, Ltd.	13,653	35,912
Australia & New Zealand Banking Group, Ltd.	3,055	63,743
BHP Billiton PLC	891	20,068
BHP Billiton, Ltd.	3,792	95,006
Boral, Ltd.	17,916	86,439
Brambles, Ltd.	9,108	59,757
Coca-Cola Amatil, Ltd.	4,455	30,282
Commonwealth Bank of Australia	1,007	54,217
CSL, Ltd.	1,736	247,063
Fortescue Metals Group, Ltd. (a)	6,774	21,972
Iluka Resources, Ltd.	1,841	15,207
Insurance Australia Group, Ltd.	20,818	131,203
LendLease Group	10,744	157,256
Macquarie Group, Ltd.	1,823	166,547
National Australia Bank, Ltd.	4,070	82,425
Newcrest Mining, Ltd.	2,137	34,420
Origin Energy, Ltd. (b)	6,772	50,185
Orora, Ltd.	1,633	4,307
OZ Minerals, Ltd.	6,550	45,588
QBE Insurance Group, Ltd.	3,185	22,921
Santos, Ltd. (b)	7,942	36,792
Scentre Group REIT	9,506	30,833
Shopping Centres Australasia Property Group REIT	102,732	185,964
Sonic Healthcare, Ltd.	5,054	91,599
South32, Ltd.	3,500	9,408
Suncorp Group, Ltd.	6,879	74,154
Sydney Airport (a)	1,022	5,407
Transurban Group Stapled Security	7,265	64,252
Vicinity Centres REIT	35,345	67,637
Wesfarmers, Ltd.	4,161	151,750
Westpac Banking Corp.	4,599	99,560
Woodside Petroleum, Ltd.	1,955	51,220
Woolworths Group, Ltd.	1,571	35,426
		2,463,007
AUSTRIA — 0.1%
OMV AG	1,828	103,662
BELGIUM — 0.3%
Anheuser-Busch InBev SA	1,063	107,356
Solvay SA	618	78,035
UCB SA	1,607	126,347
		311,738
BRAZIL — 0.6%
Ambev SA ADR	13,851	64,130
Banco Bradesco SA Preference Shares ADR	12,296	84,351
Cia Energetica de Minas Gerais ADR (a)	7,752	14,264
Cia Siderurgica Nacional SA ADR (a)(b)	6,802	13,740
Gerdau SA ADR	6,148	21,764
Security Description	Shares	Value
Itau Unibanco Holding SA Preference Shares ADR	8,831	91,666
Petroleo Brasileiro SA Preference Shares ADR	10,259	90,689
Petroleo Brasileiro SA ADR	3,500	35,105
TIM Participacoes SA ADR (a)	2,341	39,469
Vale SA ADR	10,628	136,251
		591,429
CANADA — 3.2%
Aphria, Inc. (a)(b)	759	6,849
Athabasca Oil Corp. (a)(b)	74,400	101,805
Aurora Cannabis, Inc. (a)(b)	1,084	7,664
Bank of Montreal	998	77,097
Bank of Nova Scotia (a)	1,258	71,189
Barrick Gold Corp.	1,948	25,574
Bonavista Energy Corp.	67,900	76,910
Brookfield Asset Management, Inc. Class A	2,900	117,570
Cameco Corp.	2,595	29,176
Canadian Imperial Bank of Commerce	454	39,469
Canadian National Railway Co. (a)	1,966	160,709
Canadian Natural Resources, Ltd.	1,966	70,916
Canadian Pacific Railway, Ltd.	415	76,006
Canadian Tire Corp., Ltd. Class A (a)	480	62,616
Canopy Growth Corp. (a)(b)	325	9,492
Cenovus Energy, Inc.	2,491	25,848
Corby Spirit and Wine, Ltd.	700	11,005
Enbridge, Inc. (a)	2,224	79,462
Encana Corp.	3,648	47,616
Enerplus Corp. (a)	2,868	36,148
First Majestic Silver Corp. (a)(b)	8,767	66,846
First Quantum Minerals, Ltd.	1,387	20,424
Goldcorp, Inc.	1,909	26,194
IAMGOLD Corp. (b)	2,881	16,776
IGM Financial, Inc. (a)	766	22,192
Imperial Oil, Ltd. (a)	1,426	47,373
Just Energy Group, Inc. (a)	17,449	62,875
Kinross Gold Corp. (b)	4,219	15,876
Loblaw Cos., Ltd.	1,599	82,171
Manulife Financial Corp.	5,117	91,880
National Bank of Canada (a)	2,698	129,460
Nutrien, Ltd.	1,592	86,556
Obsidian Energy, Ltd. (a)(b)	1,889	2,140
Onex Corp.	1,697	124,477
Paramount Resources, Ltd. Class A (a)(b)	3,151	35,667
PrairieSky Royalty, Ltd. (a)	26	513
ProMetic Life Sciences, Inc. (a)(b)	96,000	37,949
Rogers Communications, Inc. Class B	2,703	128,302
Royal Bank of Canada	2,367	178,121
Shaw Communications, Inc. Class B (a)	1,802	36,685
SNC-Lavalin Group, Inc.	1,129	49,831
Sun Life Financial, Inc.	2,789	112,009
Suncor Energy, Inc.	3,973	161,584

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Teck Resources, Ltd. Class B	1,413	35,974
TELUS Corp.	3,818	135,543
TMX Group, Ltd.	20	1,310
Toronto-Dominion Bank	3,782	218,763
TransAlta Corp.	4,425	22,202
TransCanada Corp. (a)	1,741	75,281
Wheaton Precious Metals Corp.	1,271	28,039
Yamana Gold, Inc. (a)	3,895	11,340
		3,197,474
CHILE — 0.0% (c)
Enel Americas SA ADR	1,348	11,876
Enel Chile SA ADR	1,283	6,261
Enel Generacion Chile SA ADR	26	520
Liberty Latin America, Ltd. Class C (b)	335	6,492
Sociedad Quimica y Minera de Chile SA ADR (a)	166	7,977
		33,126
CHINA — 3.3%
Agricultural Bank of China, Ltd. Class H	91,000	42,569
Alibaba Group Holding, Ltd. ADR (b)	2,232	414,103
Baidu, Inc. ADR (b)	542	131,706
Bank of China, Ltd. Class H	181,000	89,745
Bank of Communications Co., Ltd. Class H	65,000	49,793
Baozun, Inc. ADR (a)(b)	3,195	174,767
China Construction Bank Corp. Class H	142,000	131,223
China Life Insurance Co., Ltd. Class H	25,000	64,528
China Merchants Bank Co., Ltd. Class H	31,674	116,878
China Mobile, Ltd.	12,500	111,052
China Overseas Land & Investment, Ltd.	26,000	85,668
China Petroleum & Chemical Corp. Class H	77,200	68,979
China Pioneer Pharma Holdings, Ltd.	390,000	109,363
China Shenhua Energy Co., Ltd. Class H	12,500	29,667
China Telecom Corp., Ltd. Class H	78,000	36,487
China Unicom Hong Kong, Ltd.	26,000	32,477
CITIC, Ltd.	26,000	36,653
CNOOC, Ltd.	39,000	67,308
COSCO SHIPPING Ports, Ltd.	25,317	21,104
Ctrip.com International, Ltd. ADR (b)	759	36,151
Health and Happiness H&H International Holdings, Ltd. (b)	19,500	134,466
Hengan International Group Co., Ltd.	6,500	62,552
Huaneng Power International, Inc. Class H	52,000	34,466
Industrial & Commercial Bank of China, Ltd. Class H	143,000	106,993
Security Description	Shares	Value
JD.com, Inc. ADR (a)(b)	1,301	50,674
NetEase, Inc. ADR	108	27,288
New Oriental Education & Technology Group, Inc. ADR	217	20,541
PetroChina Co., Ltd. Class H	52,000	39,569
PICC Property & Casualty Co., Ltd. Class H	41,788	45,115
Ping An Insurance Group Co. of China, Ltd. Class H	13,000	119,636
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	106,000	94,442
TAL Education Group ADR (b)	542	19,946
Tencent Holdings, Ltd.	13,000	652,531
Yanzhou Coal Mining Co., Ltd. Class H	26,000	34,002
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (d)	2,800	14,240
Yum China Holdings, Inc.	1,348	51,844
		3,358,526
COLOMBIA — 0.0% (c)
Bancolombia SA ADR	282	13,474
DENMARK — 0.8%
AP Moller - Maersk A/S Class B	65	80,956
Danske Bank A/S	2,211	69,207
DSV A/S	3,313	267,677
Novo Nordisk A/S Class B	4,923	228,349
Zealand Pharma A/S (a)(b)	8,154	107,332
		753,521
FINLAND — 0.4%
Fortum Oyj	1,723	41,119
Metso Oyj	1,024	34,313
Nokia Oyj	10,689	61,526
Sampo Oyj Class A	1,206	58,857
UPM-Kymmene Oyj	3,934	140,642
Valmet Oyj	194	3,742
Wartsila Oyj Abp	3,502	68,814
		409,013
FRANCE — 3.1%
Accor SA	2,157	105,823
Airbus SE	883	103,363
Alstom SA	1,594	73,252
AXA SA	4,156	101,972
BNP Paribas SA	2,206	136,997
Bouygues SA	1,265	54,514
Capgemini SE	1,555	209,150
Carrefour SA	2,631	42,606
Credit Agricole SA	4,515	60,280
Danone SA	1,291	94,764
Engie SA	2,120	32,499
Essilor International Cie Generale d'Optique SA	802	113,208
Groupe Fnac SA (b)	1,281	121,819
Hermes International	14	8,562
Kering SA	272	153,579

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	428	142,518
Orange SA	6,052	101,362
Pernod Ricard SA (a)	581	94,901
Publicis Groupe SA	1,051	72,325
Renault SA	1,464	124,488
Sanofi	1,935	155,095
Schneider Electric SE	1,400	116,741
Societe Generale SA	1,763	74,339
Sodexo SA	1,232	123,158
TOTAL SA	3,568	217,498
Unibail-Rodamco-Westfield (b)(e)	2,800	30,349
Unibail-Rodamco-Westfield (e)	467	102,806
Vallourec SA (a)(b)	1,372	8,134
Veolia Environnement SA	3,719	79,591
Vinci SA	1,789	172,029
Vivendi SA	4,561	111,829
		3,139,551
GERMANY — 2.8%
adidas AG	1,063	232,025
Allianz SE	998	206,267
BASF SE	1,607	153,684
Bayer AG	2,060	226,926
Commerzbank AG (b)	1,789	17,151
CompuGroup Medical SE	3,272	168,090
Daimler AG	2,224	143,152
Deutsche Bank AG	4,233	45,577
Deutsche Boerse AG	766	102,089
Deutsche Lufthansa AG	4,708	113,235
Deutsche Post AG	3,818	124,682
Deutsche Telekom AG (b)	6,303	97,655
E.ON SE	3,947	42,185
Fresenius Medical Care AG & Co. KGaA	428	43,165
Linde AG	272	64,912
MAN SE	363	41,089
Merck KGaA	1,348	131,606
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	581	122,815
OSRAM Licht AG	15	613
Puma SE	22	12,869
RWE AG	1,322	30,137
Salzgitter AG	1,400	61,051
SAP SE	1,966	227,130
Siemens AG	1,564	206,745
ThyssenKrupp AG	2,465	59,920
Uniper SE	359	10,705
Volkswagen AG	467	77,152
Volkswagen AG Preference Shares	428	71,069
		2,833,696
HONG KONG — 1.3%
AIA Group, Ltd.	18,200	159,139
Bank of East Asia, Ltd.	18,322	73,214
CK Asset Holdings, Ltd.	18,920	150,242
CK Hutchison Holdings, Ltd.	12,920	137,015
Hang Lung Properties, Ltd.	13,000	26,810
Security Description	Shares	Value
Henderson Land Development Co., Ltd.	13,646	72,183
Hong Kong Exchanges & Clearing, Ltd.	3,841	115,542
Link REIT	13,058	119,255
New World Development Co., Ltd.	37,533	52,816
Sands China, Ltd.	10,400	55,609
Shangri-La Asia, Ltd.	26,000	48,915
Sun Hung Kai Properties, Ltd.	12,253	184,917
Swire Pacific, Ltd. Class A	6,500	68,849
		1,264,506
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	2,385	23,030
Richter Gedeon Nyrt	2,426	44,321
		67,351
INDIA — 1.1%
Dr Reddy's Laboratories, Ltd. ADR	2,768	89,130
ICICI Bank, Ltd. ADR	9,499	76,277
Infosys, Ltd. ADR (a)	12,082	234,753
Larsen & Toubro, Ltd. GDR	4,060	74,460
Mahindra & Mahindra, Ltd. GDR	3,137	40,938
Reliance Industries, Ltd. GDR (d)	4,292	120,605
State Bank of India GDR	1,809	67,838
Suven Life Sciences, Ltd.	52,727	160,032
Tata Motors, Ltd. ADR	2,580	50,439
Tejas Networks, Ltd. (b)(d)	28,815	123,352
Vedanta, Ltd. ADR	4,034	54,862
Wipro, Ltd. ADR (a)	11,504	55,104
		1,147,790
INDONESIA — 0.4%
Astra International Tbk PT	65,900	30,352
Bank Central Asia Tbk PT	59,400	89,017
Bank Mandiri Persero Tbk PT	118,800	56,789
Bank Rakyat Indonesia Persero Tbk PT	347,900	68,949
Gudang Garam Tbk PT	6,500	30,504
Telekomunikasi Indonesia Persero Tbk PT	436,100	114,122
		389,733
IRELAND — 0.1%
CRH PLC	2,169	76,859
ISRAEL — 0.3%
Bank Hapoalim BM	9,013	60,939
Bank Leumi Le-Israel BM	41,050	242,226
Teva Pharmaceutical Industries, Ltd. ADR	1,542	37,502
		340,667
ITALY — 0.7%
Assicurazioni Generali SpA	3,739	62,732
Atlantia SpA	1,000	29,562
Enel SpA	16,473	91,492
Eni SpA	5,671	105,316
Ferrari NV	300	40,806
Intesa Sanpaolo SpA	29,719	86,278
Italgas SpA	1,864	10,277

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Luxottica Group SpA	400	25,807
Mediaset SpA (a)(b)	14,615	46,755
Saipem SpA (b)	1,705	7,851
Snam SpA	9,328	38,946
Telecom Italia SpA/Milano (b)	69,438	51,675
UniCredit SpA	3,947	65,881
		663,378
JAPAN — 8.1%
Aisin Seiki Co., Ltd.	1,300	59,270
Asahi Group Holdings, Ltd.	1,300	66,570
Asahi Kasei Corp.	13,000	165,251
Astellas Pharma, Inc.	6,500	99,115
Bridgestone Corp.	1,300	50,854
Canon, Inc. (a)	1,300	42,615
Credit Saison Co., Ltd.	2,600	40,937
Daiichi Sankyo Co., Ltd.	3,900	149,183
Daikin Industries, Ltd.	1,300	155,744
Daiwa Securities Group, Inc.	13,000	75,501
Denso Corp.	2,600	127,036
Eisai Co., Ltd.	1,300	91,592
FUJIFILM Holdings Corp.	2,600	101,545
Fujitsu, Ltd.	13,000	78,846
Hitachi, Ltd.	13,000	91,733
Hokuhoku Financial Group, Inc.	2,600	34,623
Honda Motor Co., Ltd.	2,600	76,358
Hoya Corp.	2,600	147,857
Istyle, Inc.	500	5,494
ITOCHU Corp.	3,900	70,683
Japan Tobacco, Inc.	2,600	72,649
JFE Holdings, Inc.	2,600	49,200
JSR Corp.	2,600	44,270
JXTG Holdings, Inc.	6,500	45,197
Kajima Corp.	13,000	100,700
Kamigumi Co., Ltd.	6,500	135,146
Kansai Electric Power Co., Inc.	2,600	37,933
KDDI Corp.	7,800	213,441
Kobe Steel, Ltd.	3,900	35,703
Komatsu, Ltd.	2,600	74,363
Konica Minolta, Inc.	6,500	60,385
Kyocera Corp.	2,600	146,637
Makita Corp.	2,600	116,544
Marubeni Corp.	13,000	99,186
Marui Group Co., Ltd. (a)	5,300	111,680
Mebuki Financial Group, Inc.	13,900	46,683
Mitsubishi Chemical Holdings Corp.	6,500	54,422
Mitsubishi Corp.	2,600	72,250
Mitsubishi Electric Corp.	13,000	173,056
Mitsubishi Heavy Industries, Ltd.	1,200	43,671
Mitsubishi UFJ Financial Group, Inc.	23,300	132,755
Mitsui & Co., Ltd.	2,600	43,367
Mizuho Financial Group, Inc.	48,000	80,820
MS&AD Insurance Group Holdings, Inc.	2,600	80,841
Murata Manufacturing Co., Ltd.	1,300	218,535
NEC Corp.	200	5,489
Nintendo Co., Ltd.	400	130,727
Security Description	Shares	Value
Nippon Steel & Sumitomo Metal Corp.	3,800	74,635
Nippon Yusen KK	2,400	47,647
Nissan Motor Co., Ltd.	5,200	50,608
Nitto Denko Corp.	1,300	98,388
Nomura Holdings, Inc.	12,900	62,680
NTT Data Corp.	6,500	74,879
NTT DOCOMO, Inc.	2,600	66,253
Obayashi Corp.	13,000	135,323
ORIX Corp.	5,200	82,250
Osaka Gas Co., Ltd.	2,600	53,812
Panasonic Corp.	7,800	105,171
Resona Holdings, Inc.	7,800	41,730
Rohm Co., Ltd.	1,300	109,150
Secom Co., Ltd.	1,300	99,843
Seven & i Holdings Co., Ltd.	1,300	56,699
Shin-Etsu Chemical Co., Ltd.	1,300	115,875
SoftBank Group Corp.	2,600	187,151
Sompo Holdings, Inc.	2,600	105,160
Sony Corp.	3,900	199,428
Sumitomo Chemical Co., Ltd.	13,000	73,706
Sumitomo Corp.	2,600	42,721
Sumitomo Electric Industries, Ltd.	3,900	58,096
Sumitomo Mitsui Financial Group, Inc.	2,600	101,075
Sumitomo Mitsui Trust Holdings, Inc.	1,300	51,559
T&D Holdings, Inc.	5,200	78,142
Takeda Pharmaceutical Co., Ltd. (a)	1,300	54,904
TDK Corp.	1,300	132,858
Teijin, Ltd.	2,600	47,697
Terumo Corp.	2,600	149,054
Tokio Marine Holdings, Inc.	2,600	121,896
Tokyo Electron, Ltd.	1,300	223,229
Tokyu Corp.	6,600	113,689
Toppan Printing Co., Ltd.	13,000	101,873
Toshiba Corp. (b)	13,000	39,083
Toyota Motor Corp.	5,200	336,604
Toyota Tsusho Corp.	3,900	130,628
UNITED, Inc. (a)	200	4,823
West Japan Railway Co.	1,300	95,817
Yamada Denki Co., Ltd.	5,200	25,867
Yamaha Corp.	3,800	197,608
		8,104,068
LUXEMBOURG — 0.1%
ArcelorMittal	1,486	43,565
MALAYSIA — 0.1%
CIMB Group Holdings Bhd	13,509	18,226
Malayan Banking Bhd	8,860	19,740
Public Bank Bhd	5,600	32,384
Tenaga Nasional Bhd	6,600	23,920
		94,270
MEXICO — 0.4%
America Movil SAB de CV Series L	100,828	84,999
Cemex SAB de CV Series CPO (b)	51,664	34,327
Fomento Economico Mexicano SAB de CV	10,364	92,247

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Grupo Financiero Banorte SAB de CV Series O	9,976	59,417
Grupo Mexico SAB de CV Class B	16,592	47,601
Grupo Televisa SAB Series CPO	8,815	33,806
Industrias Penoles SAB de CV	672	12,172
		364,569
NETHERLANDS — 1.6%
Akzo Nobel NV	1,080	92,453
ASML Holding NV	948	187,831
Heineken NV	701	70,403
ING Groep NV	9,102	131,010
Koninklijke Ahold Delhaize NV	3,877	92,818
Koninklijke DSM NV	1,267	127,396
Koninklijke KPN NV	1,333	3,626
Koninklijke Philips NV	3,857	164,031
Royal Dutch Shell PLC Class A	2,485	86,253
Royal Dutch Shell PLC Class B	12,874	461,211
Wolters Kluwer NV	3,934	221,665
		1,638,697
NORWAY — 0.3%
DNB ASA	4,884	95,458
Norsk Hydro ASA	15,014	89,877
Telenor ASA	3,999	82,012
Yara International ASA	832	34,504
		301,851
PERU — 0.0% (c)
Cia de Minas Buenaventura SAA ADR	347	4,730
PHILIPPINES — 0.0% (c)
PLDT, Inc. ADR	972	22,725
POLAND — 0.0% (c)
Polski Koncern Naftowy ORLEN SA	583	13,090
Powszechna Kasa Oszczednosci Bank Polski SA (b)	1,825	18,031
		31,121
RUSSIA — 0.3%
Gazprom PJSC ADR	870	3,837
LUKOIL PJSC ADR	1,284	88,506
MMC Norilsk Nickel PJSC ADR (a)	1,568	28,271
Mobile TeleSystems PJSC ADR	2,452	21,651
RusHydro PJSC ADR	628	660
Sberbank of Russia PJSC ADR	5,014	72,377
Surgutneftegas OJSC ADR	482	2,376
Tatneft PJSC ADR	1,189	75,216
		292,894
SINGAPORE — 0.3%
CapitaLand, Ltd.	39,000	90,385
Singapore Exchange, Ltd.	26,000	136,722
Singapore Press Holdings, Ltd. (a)	26,000	49,578
Singapore Telecommunications, Ltd.	13,000	29,366
		306,051
SOUTH AFRICA — 0.7%
AngloGold Ashanti, Ltd.	1,141	9,334
Security Description	Shares	Value
Discovery, Ltd.	17,068	183,677
FirstRand, Ltd.	14,379	67,026
Gold Fields, Ltd.	2,768	9,936
Harmony Gold Mining Co., Ltd.	2,625	4,064
Impala Platinum Holdings, Ltd. (a)(b)	1,776	2,624
MTN Group, Ltd.	5,310	41,802
Naspers, Ltd. Class N	845	214,853
Old Mutual, Ltd. (a)(b)	20,199	40,108
Sanlam, Ltd.	13,313	68,059
Sasol, Ltd.	1,024	37,569
Standard Bank Group, Ltd.	3,440	48,156
		727,208
SOUTH KOREA — 1.8%
Able C&C Co., Ltd. (b)	6,260	85,938
Ahnlab, Inc.	120	5,491
Aprogen pharmaceuticals, Inc. (b)	2,458	8,348
Cell Biotech Co., Ltd.	370	12,084
Celltrion, Inc. (b)	115	31,317
CMG Pharmaceutical Co., Ltd. (b)	1,314	5,459
CrystalGenomics, Inc. (b)	364	7,528
Dae Hwa Pharmaceutical Co., Ltd.	453	8,841
DIO Corp. (b)	2,094	67,733
E-MART, Inc.	29	6,622
Genexine Co., Ltd. (b)	101	8,437
Green Cross Cell Corp.	227	7,587
Hana Financial Group, Inc.	444	17,071
Hanall Biopharma Co., Ltd. (b)	284	6,358
Humedix Co., Ltd.	227	6,172
Huons Co., Ltd.	120	9,863
Hyundai Construction Equipment Co., Ltd. (b)	4	506
Hyundai Electric & Energy System Co., Ltd. (b)	4	251
Hyundai Heavy Industries Co., Ltd. (b)	35	3,203
Hyundai Heavy Industries Holdings Co., Ltd. (b)	6	1,903
Hyundai Mobis Co., Ltd.	181	34,430
Hyundai Motor Co.	404	45,493
Hyundai Steel Co.	177	8,354
iNtRON Biotechnology, Inc. (b)	232	8,087
Jayjun Cosmetic Co., Ltd. (b)	642	12,817
JW Holdings Corp.	4,923	34,940
JW Pharmaceutical Corp.	1,048	32,583
KB Financial Group, Inc.	979	46,381
Kia Motors Corp.	325	8,996
Korea Electric Power Corp. ADR	1,073	15,387
KT&G Corp.	364	34,947
LG Chem, Ltd. Preference Shares	550	99,439
LG Electronics, Inc.	140	10,426
LG Household & Health Care, Ltd.	57	71,397
Lotte Chemical Corp.	17	5,308
NAVER Corp.	103	70,515
NHN Entertainment Corp. (b)	33	1,922
NUTRIBIOTECH Co., Ltd. (b)	383	7,268
PHARMA RESEARCH PRODUCTS Co., Ltd.	158	5,451

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
POSCO ADR	1,470	108,956
Samsung C&T Corp.	171	17,875
Samsung Electronics Co., Ltd. GDR	458	478,610
Samsung Engineering Co., Ltd. (b)	385	5,406
Samsung Fire & Marine Insurance Co., Ltd.	96	22,740
Samsung Heavy Industries Co., Ltd. (b)	1,057	6,772
Samsung Securities Co., Ltd.	380	11,848
SeAH Steel Corp.	1,630	111,299
Sejong Telecom, Inc. (b)	14,867	7,657
Shinhan Financial Group Co., Ltd.	979	38,036
SillaJen, Inc. (b)	89	5,854
SK Holdings Co., Ltd. (b)	93	21,612
SK Hynix, Inc.	1,512	116,266
SK Innovation Co., Ltd.	74	13,412
ViroMed Co., Ltd. (b)	39	8,244
Whanin Pharmaceutical Co., Ltd.	783	14,683
		1,844,123
SPAIN — 0.9%
Acciona SA (a)	1,715	142,007
Acerinox SA	3,933	52,073
ACS Actividades de Construccion y Servicios SA	3,075	124,580
Amadeus IT Group SA	1,307	103,157
Banco Bilbao Vizcaya Argentaria SA	11,710	83,044
Banco Santander SA	26,691	143,101
Iberdrola SA	10,594	81,932
Industria de Diseno Textil SA	2,607	89,062
Repsol SA	1,995	39,050
Telefonica SA	9,437	80,201
		938,207
SWEDEN — 0.9%
Assa Abloy AB Class B	4,438	94,703
Atlas Copco AB Class B	4,130	108,328
Epiroc AB Class B (b)	4,130	37,856
Nordea Bank AB	7,167	69,123
Sandvik AB	3,844	68,321
Securitas AB Class B	5,974	98,465
Skandinaviska Enskilda Banken AB Class A	9,039	86,045
Skanska AB Class B	3,921	71,355
SKF AB Class B	2,789	51,970
Svenska Handelsbanken AB Class A	3,667	40,810
Tele2 AB Class B	2,742	32,275
Telefonaktiebolaget LM Ericsson Class B	7,317	56,648
Telia Co. AB	6,303	28,859
Volvo AB Class A	6,032	96,420
		941,178
SWITZERLAND — 2.7%
ABB, Ltd.	5,449	119,138
Adecco Group AG	1,050	62,136
Cie Financiere Richemont SA	1,477	125,127
Credit Suisse Group AG	4,604	69,319
Security Description	Shares	Value
Ferguson PLC	1,080	87,691
Geberit AG	428	183,580
Givaudan SA	52	117,936
Glencore PLC	7,158	34,210
Kuehne + Nagel International AG	505	75,881
LafargeHolcim, Ltd. (b)	1,008	49,113
Nestle SA	5,222	404,423
Novartis AG	3,556	269,596
Roche Holding AG	1,322	293,637
SGS SA	52	138,360
Swatch Group AG	156	74,013
Swiss Re AG	1,271	109,698
TE Connectivity, Ltd.	2,690	242,261
TRANSOCEAN, Ltd.	959	13,038
UBS Group AG (b)	7,398	114,179
Zurich Insurance Group AG	259	76,713
		2,660,049
TAIWAN — 1.4%
AU Optronics Corp. ADR (a)	26,447	111,871
Chunghwa Telecom Co., Ltd. ADR	3,543	127,265
Gintech Energy Corp. (b)	271,000	115,552
Hon Hai Precision Industry Co., Ltd. GDR	27,932	151,671
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,715	464,860
TWi Pharmaceuticals, Inc. (b)	35,000	87,590
United Microelectronics Corp. ADR (a)	52,261	147,376
Zinwell Corp.	258,000	211,555
		1,417,740
THAILAND — 0.2%
Bangkok Bank PCL (f)	14,300	85,679
CP ALL PCL NVDR	9,600	21,298
Kasikornbank PCL NVDR	2,300	13,468
PTT PCL (f)	26,000	37,670
Siam Commercial Bank PCL NVDR	3,500	12,519
		170,634
TURKEY — 0.1%
Akbank Turk A/S	9,845	16,160
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	53,913	23,890
Turkiye Garanti Bankasi A/S	11,388	20,831
Turkiye Is Bankasi A/S Class C	26,136	32,519
		93,400
UNITED KINGDOM — 5.6%
3i Group PLC	23,879	283,925
Anglo American PLC (a)	3,002	67,172
AstraZeneca PLC	2,380	165,059
BAE Systems PLC	12,005	102,515
Barclays PLC	32,806	81,860
BP PLC	27,581	210,581
British American Tobacco PLC	2,226	112,559
British Land Co. PLC REIT	8,608	76,394
BT Group PLC	28,009	80,540
Burberry Group PLC	2,133	60,828

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Capita PLC	10,854	22,892
CNH Industrial NV	1,856	19,711
Cobham PLC (b)	74,884	127,191
Compass Group PLC	5,843	124,855
CYBG PLC (a)	1,012	4,210
Diageo PLC	3,661	131,566
Experian PLC	5,003	123,815
Fiat Chrysler Automobiles NV	2,300	43,863
G4S PLC	8,392	29,660
GlaxoSmithKline PLC	8,418	170,020
Hammerson PLC REIT	13,849	95,553
HSBC Holdings PLC	34,272	321,575
Imperial Brands PLC	1,348	50,223
Indivior PLC (b)	1,025	5,186
InterContinental Hotels Group PLC	2,705	168,564
J Sainsbury PLC	9,923	42,080
Land Securities Group PLC REIT	5,565	70,305
Liberty Global PLC Class A (b)	1,348	37,124
Liberty Global PLC Series C (b)	2,406	64,024
Lloyds Banking Group PLC	116,643	97,096
Lonmin PLC (a)(b)	14	8
Marks & Spencer Group PLC	13,701	53,380
Micro Focus International PLC ADR (a)	740	12,780
National Grid PLC	2,553	28,259
Next PLC	972	77,639
nVent Electric PLC (b)	155	3,890
Pearson PLC	1,607	18,776
Pentair PLC	155	6,522
Prudential PLC	6,537	149,696
Quilter PLC (b)(d)	6,733	12,882
Randgold Resources, Ltd.	398	30,582
Reckitt Benckiser Group PLC	1,076	88,631
RELX NV	7,079	150,962
RELX PLC	4,193	89,818
Rio Tinto PLC	2,892	160,401
Rio Tinto, Ltd.	225	13,871
Rolls-Royce Holdings PLC (b)	4,259	55,566
RSA Insurance Group PLC	9,506	85,267
Sage Group PLC	22,900	190,049
Severn Trent PLC	3,365	87,942
Shire PLC ADR	100	16,880
Sky PLC	2,703	52,156
Smith & Nephew PLC	6,104	112,662
Smiths Group PLC	4,701	105,386
SSE PLC	2,530	45,260
Standard Chartered PLC	6,580	60,168
Standard Life Aberdeen PLC	22,633	97,323
TechnipFMC PLC	1,394	44,514
Tesco PLC	15,916	53,941
Tullow Oil PLC (b)	3,614	11,690
Unilever NV	2,701	150,693
Unilever PLC	2,060	114,010
United Utilities Group PLC	5,987	60,326
Vodafone Group PLC	49,108	119,179
Whitbread PLC	3,842	200,816
WPP PLC	4,635	73,004
		5,625,875
Security Description	Shares	Value
UNITED STATES — 53.0%
3M Co.	1,348	265,179
Abbott Laboratories	5,031	306,841
AbbVie, Inc.	1,322	122,483
Abeona Therapeutics, Inc. (a)(b)	542	8,672
Accenture PLC Class A	1,348	220,519
Adient PLC (a)	14	689
Adobe Systems, Inc. (b)	2,083	507,856
AdvanSix, Inc. (b)	95	3,480
Aetna, Inc.	2,034	373,239
Aflac, Inc.	5,380	231,448
Agilent Technologies, Inc.	2,690	166,350
AGNC Investment Corp. REIT	1,348	25,059
Alexion Pharmaceuticals, Inc. (b)	1,023	127,005
Allegion PLC	440	34,038
Allergan PLC	302	50,349
Allstate Corp.	2,690	245,516
Alphabet, Inc. Class A (b)	664	749,782
Alphabet, Inc. Class C (b)	664	740,792
Altria Group, Inc.	2,690	152,765
Amazon.com, Inc. (b)	869	1,477,126
American Electric Power Co., Inc.	2,690	186,283
American Express Co.	2,690	263,620
American Tower Corp. REIT	1,348	194,341
Amgen, Inc.	2,302	424,926
Anadarko Petroleum Corp.	1,348	98,741
Annaly Capital Management, Inc. REIT	2,690	27,680
Anthem, Inc.	1,348	320,864
Apache Corp.	648	30,294
Apple, Inc.	9,506	1,759,656
Applied Materials, Inc.	5,841	269,796
Arbor Realty Trust, Inc. REIT (a)	1,300	13,559
Archer-Daniels-Midland Co.	4,038	185,062
Armada Hoffler Properties, Inc. REIT	2,800	41,720
Arrowhead Pharmaceuticals, Inc. (a)(b)	800	10,880
AT&T, Inc.	15,405	494,655
Automatic Data Processing, Inc.	1,348	180,821
Avanos Medical, Inc. (b)	168	9,618
Baker Hughes a GE Co.	1,142	37,720
Bank of America Corp.	23,083	650,710
Bank of New York Mellon Corp.	4,038	217,769
Baxter International, Inc.	2,633	194,421
Becton Dickinson and Co.	1,348	322,927
Bellicum Pharmaceuticals, Inc. (a)(b)	1,626	12,000
Berkshire Hathaway, Inc. Class B (b)	1,565	292,107
Biogen, Inc. (b)	827	240,028
Boeing Co.	1,348	452,267
Booking Holdings, Inc. (b)	105	212,844
Brighthouse Financial, Inc. (b)	398	15,948
Bristol-Myers Squibb Co.	4,038	223,463
Broadcom, Inc.	1,007	244,338
C.H. Robinson Worldwide, Inc.	1,348	112,774
California Resources Corp. (a)(b)	88	3,999

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Capital One Financial Corp.	1,348	123,881
Cara Therapeutics, Inc. (a)(b)	759	14,535
Carnival Corp.	1,348	77,254
Caterpillar, Inc.	1,348	182,883
Cato Corp. Class A	400	9,848
CBS Corp. Class B	2,400	134,928
CDK Global, Inc.	443	28,817
Celgene Corp. (b)	2,698	214,275
CenturyLink, Inc.	1,090	20,318
Charles Schwab Corp.	6,835	349,269
Charter Communications, Inc. Class A (b)	573	168,009
Chemours Co.	457	20,273
Chesapeake Energy Corp. (a)(b)	4,038	21,159
Chevron Corp.	3,420	432,391
Chubb, Ltd.	2,054	260,899
Church & Dwight Co., Inc.	4,070	216,361
Cisco Systems, Inc.	13,569	583,874
Citigroup, Inc.	6,896	461,480
Citrix Systems, Inc. (b)	1,348	141,324
Clorox Co.	1,348	182,317
Coca-Cola Co.	5,394	236,581
Cognizant Technology Solutions Corp. Class A	2,698	213,115
Colgate-Palmolive Co.	2,690	174,339
Comcast Corp. Class A	6,948	227,964
Community Healthcare Trust, Inc. REIT	1,734	51,795
Conagra Brands, Inc.	2,690	96,114
ConocoPhillips	2,690	187,278
Corning, Inc.	5,394	148,389
Costco Wholesale Corp.	1,348	281,705
Coty, Inc. Class A (a)	714	10,067
CSX Corp.	3,443	219,595
Cummins, Inc.	1,348	179,284
CVS Health Corp.	2,690	173,102
Cymabay Therapeutics, Inc. (b)	700	9,394
Danaher Corp.	2,690	265,449
Deere & Co.	1,348	188,450
Dell Technologies, Inc. Class V (b)	602	50,917
Dermira, Inc. (b)	1,000	9,200
Devon Energy Corp.	648	28,486
Discover Financial Services	2,690	189,403
Dollar Tree, Inc. (b)	1,815	154,275
DowDuPont, Inc.	7,652	504,420
Duke Energy Corp.	1,464	115,773
DXC Technology Co.	499	40,224
Easterly Government Properties, Inc. REIT	7,587	149,919
Eaton Corp. PLC	2,690	201,051
eBay, Inc. (b)	4,038	146,418
Ecolab, Inc.	1,348	189,165
Edison International	2,690	170,196
Eli Lilly & Co.	2,690	229,538
Emerson Electric Co.	2,690	185,987
Entercom Communications Corp. Class A (a)	1,575	11,891
EOG Resources, Inc.	2,698	335,712
Security Description	Shares	Value
Equity Residential REIT	1,348	85,854
Estee Lauder Cos., Inc. Class A	1,348	192,346
Exelon Corp.	2,690	114,594
Express Scripts Holding Co. (b)	1,882	145,309
Exxon Mobil Corp.	7,374	610,051
Facebook, Inc. Class A (b)	3,611	701,690
Fastenal Co. (a)	1,348	64,879
FedEx Corp.	1,348	306,077
FirstEnergy Corp.	2,690	96,598
Ford Motor Co.	10,767	119,191
Fortive Corp.	1,345	103,713
Franklin Resources, Inc.	4,038	129,418
Freeport-McMoRan, Inc.	890	15,361
GCI Liberty, Inc. Class A (b)	340	15,327
General Dynamics Corp.	1,348	251,281
General Electric Co.	6,368	86,668
General Mills, Inc.	1,348	59,662
General Motors Co.	2,690	105,986
Geron Corp. (a)(b)	3,360	11,525
Gilead Sciences, Inc.	3,569	252,828
Gladstone Commercial Corp. REIT	4,877	93,736
GNC Holdings, Inc. Class A (a)(b)	2,400	8,448
Goldman Sachs Group, Inc.	1,348	297,328
Halliburton Co.	2,690	121,211
HCP, Inc. REIT	4,038	104,261
Hershey Co.	1,348	125,445
Hess Corp.	1,348	90,168
Hewlett Packard Enterprise Co.	5,394	78,806
Home Depot, Inc.	2,713	529,306
Honeywell International, Inc.	2,690	387,495
Hovnanian Enterprises, Inc. Class A (a)(b)	7,262	11,837
HP, Inc.	5,394	122,390
Illinois Tool Works, Inc.	2,034	281,790
ImmunoGen, Inc. (b)	759	7,385
Ingersoll-Rand PLC	2,690	241,374
Intel Corp. (b)	10,531	523,496
International Business Machines Corp.	2,172	303,428
Intuit, Inc.	1,348	275,403
Iron Mountain, Inc.	31	1,073
J.M. Smucker Co.	1,348	144,883
Johnson & Johnson	4,068	493,611
Johnson Controls International PLC	3,566	119,283
JPMorgan Chase & Co.	8,136	847,771
Juniper Networks, Inc.	2,690	73,760
Kellogg Co.	1,348	94,185
Keysight Technologies, Inc. (b)	1,347	79,513
Kimberly-Clark Corp.	1,348	141,998
Kinder Morgan, Inc.	1,987	35,110
Kohl's Corp. (a)	1,348	98,269
Kraft Heinz Co.	220	13,820
L Brands, Inc.	509	18,772
Lamb Weston Holdings, Inc.	895	61,316
Las Vegas Sands Corp.	1,348	102,933
Leidos Holdings, Inc.	339	20,001
Liberty Expedia Holdings, Inc. Class A (b)	228	10,018

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Liberty TripAdvisor Holdings, Inc. Class A (b)	182	2,930
Lockheed Martin Corp.	1,086	320,837
LogMeIn, Inc.	231	23,851
Lowe's Cos., Inc.	4,038	385,912
LyondellBasell Industries NV Class A	1,348	148,078
Macy's, Inc.	2,690	100,687
Marathon Oil Corp.	4,038	84,233
Marathon Petroleum Corp.	2,699	189,362
Marsh & McLennan Cos., Inc.	2,690	220,499
Mastercard, Inc. Class A	882	173,331
Mattel, Inc. (a)	269	4,417
McCormick & Co., Inc.	2,027	235,314
McDonald's Corp.	1,348	211,218
McKesson Corp.	1,023	136,468
Medifast, Inc.	100	16,016
Medtronic PLC	5,736	491,059
Merck & Co., Inc.	5,394	327,416
MetLife, Inc.	4,038	176,057
MGP Ingredients, Inc.	100	8,881
Microsoft Corp.	14,907	1,469,979
Mondelez International, Inc. Class A	1,348	55,268
Morgan Stanley	4,038	191,401
Mosaic Co.	1,348	37,811
National Oilwell Varco, Inc.	648	28,123
Nektar Therapeutics (b)	108	5,274
NetApp, Inc.	1,348	105,858
Netflix, Inc. (b)	517	202,369
Newmont Mining Corp.	1,348	50,833
News Corp. Class A	819	12,695
NexPoint Residential Trust, Inc. REIT	5,419	154,171
NextEra Energy, Inc.	1,348	225,156
NIKE, Inc. Class B	4,507	359,118
Noble Energy, Inc.	1,690	59,623
Norfolk Southern Corp.	1,348	203,373
Northrop Grumman Corp.	915	281,546
Novavax, Inc. (a)(b)	4,010	5,373
NOW, Inc. (b)	336	4,479
NVIDIA Corp.	867	205,392
Occidental Petroleum Corp.	2,690	225,099
Oracle Corp.	9,613	423,549
O'Reilly Automotive, Inc. (b)	560	153,199
Parker-Hannifin Corp.	1,348	210,086
PayPal Holdings, Inc. (b)	4,038	336,244
Penn Virginia Corp. (b)	100	8,489
PepsiCo, Inc.	2,690	292,860
Perrigo Co. PLC	23	1,677
Perspecta, Inc.	249	5,117
Pfizer, Inc.	13,621	494,170
PG&E Corp.	1,348	57,371
Philip Morris International, Inc.	2,690	217,191
Phillips 66	659	74,012
Pioneer Natural Resources Co.	915	173,155
PNC Financial Services Group, Inc.	1,348	182,115
PPL Corp. (a)	4,038	115,285
Security Description	Shares	Value
Praxair, Inc.	1,348	213,186
Procter & Gamble Co.	2,942	229,653
Progenics Pharmaceuticals, Inc. (a)(b)	2,168	17,431
Prologis, Inc. REIT	4,038	265,256
Prudential Financial, Inc.	2,040	190,760
PTC Therapeutics, Inc. (b)	325	10,962
Public Service Enterprise Group, Inc.	2,690	145,637
Public Storage REIT	1,129	256,125
QUALCOMM, Inc.	4,038	226,613
Quality Care Properties, Inc. REIT (b)	806	17,337
Qurate Retail, Inc. (b)	2,690	57,082
Raytheon Co.	1,348	260,407
REGENXBIO, Inc. (b)	100	7,175
Retail Opportunity Investments Corp. REIT (a)	11,076	212,216
Ross Stores, Inc.	2,374	201,197
salesforce.com, Inc. (b)	2,781	379,328
Sarepta Therapeutics, Inc. (b)	100	13,218
Schlumberger, Ltd.	3,960	265,439
Seagate Technology PLC	1,348	76,122
Simon Property Group, Inc. REIT	1,348	229,416
Southern Co.	1,348	62,426
Spirit MTA REIT (b)	2,000	20,600
Starbucks Corp.	5,378	262,715
State Street Corp. (g)	1,348	125,485
Synchrony Financial	1,503	50,170
Sysco Corp.	2,690	183,700
Tabula Rasa HealthCare, Inc. (b)	200	12,766
Tapestry, Inc.	1,348	62,965
Target Corp.	1,348	102,610
TechTarget, Inc. (b)	1,800	51,120
Tesla, Inc. (b)	108	37,039
Texas Instruments, Inc.	4,038	445,190
Thermo Fisher Scientific, Inc.	2,062	427,123
TJX Cos., Inc.	2,690	256,034
Travelers Cos., Inc.	1,348	164,914
Twenty-First Century Fox, Inc. Class A	6,735	334,662
Twitter, Inc. (b)	617	26,944
Tyson Foods, Inc. Class A	3,219	221,628
UMH Properties, Inc. REIT	7,695	118,118
Union Pacific Corp.	2,047	290,019
Unisys Corp. (a)(b)	700	9,030
United Financial Bancorp, Inc.	11,281	197,643
United Parcel Service, Inc. Class B	1,348	143,198
United Technologies Corp.	1,348	168,540
UnitedHealth Group, Inc.	2,710	664,871
Universal Corp.	100	6,605
US Bancorp	4,038	201,981
Valero Energy Corp.	2,690	298,133
Vanda Pharmaceuticals, Inc. (b)	434	8,268
Vector Group, Ltd. (a)	8,881	169,449
Verizon Communications, Inc.	4,561	229,464
Viacom, Inc. Class B	1,348	40,656
Visa, Inc. Class A	5,446	721,323

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Walmart, Inc.	2,690	230,399
Walgreens Boots Alliance, Inc.	2,690	161,440
Walt Disney Co.	4,138	433,704
Waste Management, Inc.	2,690	218,805
Wells Fargo & Co.	10,633	589,494
Western Digital Corp.	1,670	129,275
Whitestone REIT	800	9,984
Williams Cos., Inc.	2,438	66,094
Windstream Holdings, Inc. (a)	1,863	9,818
Yum! Brands, Inc.	1,348	105,441
Zoetis, Inc.	155	13,204
		53,243,925
TOTAL COMMON STOCKS (Cost $87,039,743)		100,025,381

RIGHTS — 0.0% (c)
ITALY — 0.0% (c)
Intesa Sanpaolo SpA (expiring 7/17/18) (b)	29,719	—
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (b)	3,075	3,167
Repsol SA (expiring 7/6/18) (a) (b)	1,995	1,132
		4,299
TOTAL RIGHTS (Cost $4,474)		4,299
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (h) (i)	97,354	$ 97,354
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	1,180,827	1,180,827
TOTAL SHORT-TERM INVESTMENTS (Cost $1,278,181)		1,278,181
TOTAL INVESTMENTS — 100.8% (Cost $88,322,398)		101,307,861
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(851,474)
NET ASSETS — 100.0%		$ 100,456,387

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $123,349 representing 0.2% of net assets.
(g)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 2,463,007	$ —	$—	$ 2,463,007
Austria	103,662	—	—	103,662
Belgium	311,738	—	—	311,738
See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Brazil	$ 591,429	$ —	$—	$ 591,429
Canada	3,197,474	—	—	3,197,474
Chile	33,126	—	—	33,126
China	3,358,526	—	—	3,358,526
Colombia	13,474	—	—	13,474
Denmark	753,521	—	—	753,521
Finland	409,013	—	—	409,013
France	3,139,551	—	—	3,139,551
Germany	2,833,696	—	—	2,833,696
Hong Kong	1,264,506	—	—	1,264,506
Hungary	67,351	—	—	67,351
India	1,147,790	—	—	1,147,790
Indonesia	389,733	—	—	389,733
Ireland	76,859	—	—	76,859
Israel	340,667	—	—	340,667
Italy	663,378	—	—	663,378
Japan	8,104,068	—	—	8,104,068
Luxembourg	43,565	—	—	43,565
Malaysia	94,270	—	—	94,270
Mexico	364,569	—	—	364,569
Netherlands	1,638,697	—	—	1,638,697
Norway	301,851	—	—	301,851
Peru	4,730	—	—	4,730
Philippines	22,725	—	—	22,725
Poland	31,121	—	—	31,121
Russia	292,894	—	—	292,894
Singapore	306,051	—	—	306,051
South Africa	727,208	—	—	727,208
South Korea	1,844,123	—	—	1,844,123
Spain	938,207	—	—	938,207
Sweden	941,178	—	—	941,178
Switzerland	2,660,049	—	—	2,660,049
Taiwan	1,417,740	—	—	1,417,740
Thailand	47,285	123,349	—	170,634
Turkey	93,400	—	—	93,400
United Kingdom	5,625,875	—	—	5,625,875
United States	53,243,925	—	—	53,243,925
Rights
Italy	—	0(a)	—	0
Spain	4,299	—	—	4,299
Short-Term Investments	1,278,181	—	—	1,278,181
TOTAL INVESTMENTS	$101,184,512	$123,349	$—	$101,307,861

(a)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp	1,244	$ 118,852	$ 10,330	$ —	$—	$(3,697)	1,348	$ 125,485	$ 1,611	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	55,517	55,517	3,948,688	3,906,851	—	—	97,354	97,354	2,348	—
State Street Navigator Securities Lending Government Money Market Portfolio	985,141	985,141	11,254,223	11,058,537	—	—	1,180,827	1,180,827	14,799	—
Total		$1,159,510	$15,213,241	$14,965,388	$—	$(3,697)		$1,403,666	$18,758	$—
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
ARGENTINA — 0.0% (a)
MercadoLibre, Inc. (b)	140	41,850
AUSTRALIA — 2.0%
AMP, Ltd.	27,219	71,594
APA Group	13,876	100,985
Aristocrat Leisure, Ltd.	2,784	63,560
ASX, Ltd.	329	15,652
Australia & New Zealand Banking Group, Ltd.	11,484	239,615
Bank of Queensland, Ltd.	8,001	60,239
Bendigo & Adelaide Bank, Ltd. (b)	4,386	35,128
Brambles, Ltd.	8,303	54,476
Challenger, Ltd.	2,926	25,575
Commonwealth Bank of Australia	7,159	385,440
Computershare, Ltd.	3,134	42,676
CSL, Ltd.	1,649	234,681
Dexus REIT	3,789	27,183
Flight Centre Travel Group, Ltd. (b)	415	19,516
Fortescue Metals Group, Ltd. (b)	11,228	36,419
Goodman Group REIT	8,508	60,473
Healthscope, Ltd.	13,153	21,477
Insurance Australia Group, Ltd.	11,111	70,026
LendLease Group	2,473	36,196
Macquarie Group, Ltd.	1,625	148,458
Medibank Pvt, Ltd.	12,264	26,459
Mirvac Group REIT	23,075	36,996
National Australia Bank, Ltd. (b)	12,256	248,207
Newcrest Mining, Ltd.	2,687	43,279
QBE Insurance Group, Ltd.	7,121	51,245
Scentre Group REIT	26,737	86,723
SEEK, Ltd.	2,222	35,806
Sonic Healthcare, Ltd.	1,756	31,826
Stockland REIT	17,141	50,279
Suncorp Group, Ltd.	8,451	91,100
Sydney Airport	13,664	72,285
Tabcorp Holdings, Ltd.	17,346	57,160
Telstra Corp., Ltd.	12,182	23,582
Treasury Wine Estates, Ltd.	3,782	48,593
Wesfarmers, Ltd.	3,339	121,772
Westpac Banking Corp.	13,139	284,437
Woolworths Group, Ltd.	5,586	125,963
		3,185,081
AUSTRIA — 0.1%
Erste Group Bank AG (c)	1,466	61,191
Raiffeisen Bank International AG	1,081	33,181
		94,372
BELGIUM — 0.2%
Ageas	386	19,474
Anheuser-Busch InBev SA	2,988	301,767
Umicore SA	1,161	66,624
		387,865
BERMUDA — 0.0% (a)
Marvell Technology Group, Ltd.	2,351	50,405
Security Description	Shares	Value
BRAZIL — 0.7%
Ambev SA	30,510	142,582
B3 SA - Brasil Bolsa Balcao	10,114	53,759
Banco Bradesco SA Preference Shares	16,265	113,721
Banco do Brasil SA	5,259	39,162
CCR SA	4,852	12,762
Cielo SA	1,522	6,535
Fibria Celulose SA	2,119	39,969
Itau Unibanco Holding SA Preference Shares	14,605	153,133
Itausa - Investimentos Itau SA Preference Shares	11,246	26,833
Klabin SA	5,206	26,521
Localiza Rent a Car SA	6,040	37,254
Suzano Papel e Celulose SA	3,709	43,352
Telefonica Brasil SA Preference Shares	1,467	17,441
Ultrapar Participacoes SA	8,118	96,954
Vale SA	21,589	278,265
		1,088,243
CANADA — 3.4%
Agnico Eagle Mines, Ltd.	2,135	97,819
Alimentation Couche-Tard, Inc. Class B	1,932	83,877
Bank of Montreal	2,424	187,257
Bank of Nova Scotia (b)	5,162	292,112
BCE, Inc.	2,303	93,209
BlackBerry, Ltd. (c)	3,642	35,106
Bombardier, Inc. Class B (c)	12,995	51,369
Brookfield Asset Management, Inc. Class A	3,526	142,948
Cameco Corp.	2,662	29,930
Canadian Imperial Bank of Commerce	1,837	159,701
Canadian National Railway Co. (b)	2,454	200,599
Canadian Pacific Railway, Ltd.	135	24,725
Canadian Tire Corp., Ltd. Class A	276	36,004
CCL Industries, Inc. Class B	1,192	58,402
CGI Group, Inc. Class A (c)	661	41,862
Constellation Software, Inc.	58	44,953
Dollarama, Inc.	1,272	49,277
Enbridge, Inc. (d)	2,165	77,354
Enbridge, Inc. (d)	4,744	169,313
Fairfax Financial Holdings, Ltd.	140	78,401
First Quantum Minerals, Ltd.	9,218	135,735
Franco-Nevada Corp.	1,932	140,922
George Weston, Ltd.	1,166	95,074
Goldcorp, Inc.	4,356	59,771
Great-West Lifeco, Inc.	1,085	26,658
Hydro One, Ltd. (e)	12,152	185,128
Intact Financial Corp.	424	30,057
Loblaw Cos., Ltd.	1,086	55,809
Lundin Mining Corp.	19,393	107,768
Magna International, Inc.	617	35,863
Manulife Financial Corp.	5,095	91,485
Metro, Inc.	1,272	43,214
National Bank of Canada (b)	848	40,690

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Nutrien, Ltd.	1,802	97,973
Open Text Corp. (b)	1,081	38,023
Pembina Pipeline Corp. (b)	8,015	277,413
Power Corp. of Canada	1,640	36,703
Power Financial Corp.	1,696	39,646
PrairieSky Royalty, Ltd. (b)	15,246	300,759
Restaurant Brands International, Inc.	1,335	80,479
Rogers Communications, Inc. Class B	1,656	78,605
Royal Bank of Canada	5,693	428,409
Shaw Communications, Inc. Class B	2,340	47,638
Shopify, Inc. Class A (c)	318	46,344
SNC-Lavalin Group, Inc.	1,693	74,724
Sun Life Financial, Inc.	1,788	71,808
TELUS Corp.	1,378	48,921
Thomson Reuters Corp.	1,473	59,404
Toronto-Dominion Bank	7,330	423,992
Turquoise Hill Resources, Ltd. (c)	33,382	94,402
Wheaton Precious Metals Corp.	6,477	142,888
WSP Global, Inc. (b)	742	39,045
		5,429,568
CHILE — 0.2%
Aguas Andinas SA Class A	101,463	55,595
Antofagasta PLC	11,412	149,161
Cencosud SA	9,426	23,313
SACI Falabella	4,933	45,415
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,115	53,840
		327,324
CHINA — 3.7%
58.com, Inc. ADR (c)	318	22,050
AAC Technologies Holdings, Inc.	3,000	42,254
Agricultural Bank of China, Ltd. Class H	179,000	83,734
Alibaba Group Holding, Ltd. ADR (c)	4,011	744,161
ANTA Sports Products, Ltd.	5,000	26,480
Baidu, Inc. ADR (c)	1,074	260,982
Bank of China, Ltd. Class H	378,000	187,423
Bank of Communications Co., Ltd. Class H	76,000	58,220
Beijing Capital International Airport Co., Ltd. Class H	24,000	25,299
BOC Hong Kong Holdings, Ltd.	6,000	28,258
Brilliance China Automotive Holdings, Ltd.	20,000	36,097
CGN Power Co., Ltd. Class H (e)	359,200	92,943
China Cinda Asset Management Co., Ltd. Class H	57,000	18,309
China CITIC Bank Corp., Ltd. Class H	72,000	45,061
China Construction Bank Corp. Class H	392,000	362,248
China Evergrande Group (b)(c)	13,700	34,925
China Life Insurance Co., Ltd. Class H	36,000	92,920
Security Description	Shares	Value
China Mengniu Dairy Co., Ltd. (c)	13,000	44,077
China Merchants Bank Co., Ltd. Class H	24,500	90,406
China Minsheng Banking Corp., Ltd. Class H (b)	51,000	36,468
China Mobile, Ltd.	21,000	186,567
China Molybdenum Co., Ltd. Class H (b)	90,000	43,592
China Oilfield Services, Ltd. Class H	24,000	22,668
China Overseas Land & Investment, Ltd.	16,000	52,718
China Pacific Insurance Group Co., Ltd. Class H	12,800	49,517
China Reinsurance Group Corp. Class H	193,000	42,312
China Resources Beer Holdings Co., Ltd.	10,000	48,563
China Resources Gas Group, Ltd.	36,000	156,014
China Telecom Corp., Ltd. Class H	82,000	38,359
China Unicom Hong Kong, Ltd.	36,000	44,969
China Vanke Co., Ltd. Class H	7,096	24,828
Chongqing Rural Commercial Bank Co., Ltd. Class H	55,000	32,739
CITIC Securities Co., Ltd. Class H	9,000	17,988
Country Garden Holdings Co., Ltd.	25,000	43,975
CSPC Pharmaceutical Group, Ltd.	20,000	60,417
Ctrip.com International, Ltd. ADR (c)	1,762	83,924
ENN Energy Holdings, Ltd.	3,000	29,501
Fosun International, Ltd.	21,000	39,508
Geely Automobile Holdings, Ltd.	20,000	51,877
Guangzhou Automobile Group Co., Ltd. Class H	27,200	26,592
Huaneng Renewables Corp., Ltd. Class H	182,000	60,547
Huazhu Group, Ltd. ADR	530	22,255
Industrial & Commercial Bank of China, Ltd. Class H	320,000	239,425
JD.com, Inc. ADR (b)(c)	3,396	132,274
Jiangsu Expressway Co., Ltd. Class H	32,000	38,137
Lenovo Group, Ltd. (b)	8,000	4,334
MMG, Ltd. (b)(c)	68,000	47,584
NetEase, Inc. ADR	287	72,516
New Oriental Education & Technology Group, Inc. ADR	641	60,677
People's Insurance Co. Group of China, Ltd. Class H	105,000	49,385
PICC Property & Casualty Co., Ltd. Class H	42,000	45,344
Ping An Insurance Group Co. of China, Ltd. Class H	20,500	188,657
Postal Savings Bank of China Co., Ltd. Class H (e)	67,000	43,639
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,500	19,205
Shenzhou International Group Holdings, Ltd.	4,000	49,379

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Sunac China Holdings, Ltd. (b)	11,000	38,487
Sunny Optical Technology Group Co., Ltd.	2,500	46,524
TAL Education Group ADR (c)	1,511	55,605
Tencent Holdings, Ltd.	20,684	1,038,227
Towngas China Co., Ltd. (c)	71,000	68,869
Vipshop Holdings, Ltd. ADR (c)	1,491	16,177
Yum China Holdings, Inc.	1,494	57,459
Zhejiang Expressway Co., Ltd. Class H	38,000	33,905
ZTE Corp. Class H (c)	4,600	6,989
		5,864,543
COLOMBIA — 0.3%
Bancolombia SA	2,200	26,457
Bancolombia SA Preference Shares	5,600	68,108
Grupo Aval Acciones y Valores SA Preference Shares	203,431	85,196
Grupo de Inversiones Suramericana SA Preference Shares	4,597	55,940
Grupo de Inversiones Suramericana SA	6,709	85,890
Interconexion Electrica SA ESP	29,587	146,072
		467,663
DENMARK — 0.5%
Carlsberg A/S Class B	211	24,851
Chr. Hansen Holding A/S	717	66,223
Coloplast A/S Class B	350	34,981
Danske Bank A/S	1,814	56,781
Genmab A/S (c)	215	33,179
ISS A/S	873	30,000
Novo Nordisk A/S Class B	6,715	311,469
Novozymes A/S Class B	1,864	94,551
Pandora A/S	424	29,620
Vestas Wind Systems A/S	886	54,841
		736,496
FINLAND — 0.3%
Kone Oyj Class B	1,759	89,666
Neste Oyj	714	56,020
Nokia Oyj (d)	2,631	15,144
Nokia Oyj (d)	15,466	89,167
Nokian Renkaat Oyj	522	20,624
Sampo Oyj Class A	1,790	87,358
Wartsila Oyj Abp	2,299	45,175
		403,154
FRANCE — 3.6%
Aeroports de Paris	367	82,999
Airbus SE	2,544	297,797
Alstom SA	1,244	57,168
Amundi SA (e)	463	32,078
Atos SE	402	54,891
AXA SA	8,584	210,618
BNP Paribas SA	4,048	251,389
Bollore SA	3,197	14,871
Bureau Veritas SA	1,551	41,396
Capgemini SE	734	98,724
CNP Assurances	1,753	39,890
Security Description	Shares	Value
Covivio REIT	298	31,001
Credit Agricole SA	4,541	60,627
Danone SA	2,395	175,802
Dassault Aviation SA	18	34,298
Dassault Systemes SE	481	67,391
Edenred	1,992	62,935
Eiffage SA	392	42,647
Essilor International Cie Generale d'Optique SA	788	111,232
Eurazeo SA	800	60,666
Gecina SA REIT	301	50,360
Getlink	5,027	68,935
Hermes International	126	77,057
ICADE REIT	527	49,408
Iliad SA (b)	185	29,235
Ingenico Group SA	210	18,879
Kering SA	356	201,007
Klepierre SA REIT	1,666	62,731
Legrand SA	1,468	107,808
L'Oreal SA	1,416	349,663
LVMH Moet Hennessy Louis Vuitton SE	1,191	396,586
Natixis SA	4,316	30,628
Orange SA	8,747	146,499
Pernod Ricard SA	1,019	166,444
Peugeot SA	3,855	88,038
Publicis Groupe SA	778	53,538
Remy Cointreau SA	161	20,865
Renault SA	1,229	104,505
Rexel SA	2,507	36,047
Safran SA	1,727	209,802
Sanofi	4,543	364,132
Schneider Electric SE	3,072	256,163
SCOR SE	822	30,538
Societe BIC SA	220	20,395
Societe Generale SA	3,026	127,595
Sodexo SA	604	60,379
Teleperformance	120	21,198
Thales SA	463	59,652
Ubisoft Entertainment SA (c)	321	35,222
Unibail-Rodamco-Westfield (c)(d)	2,980	32,300
Unibail-Rodamco-Westfield (d)	689	151,678
Valeo SA	713	38,976
Vinci SA	2,947	283,382
Vivendi SA	5,501	134,877
		5,712,942
GERMANY — 3.0%
adidas AG	750	163,705
Allianz SE	2,000	413,360
BASF SE	3,552	339,692
Bayer AG	2,935	323,315
Bayerische Motoren Werke AG	2,159	195,685
Beiersdorf AG	560	63,578
Brenntag AG	700	39,001
Commerzbank AG (c)	2,142	20,535
Continental AG	330	75,344
Daimler AG	4,547	292,677
Deutsche Bank AG	7,007	75,445

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Deutsche Boerse AG	606	80,765
Deutsche Post AG	1,849	60,382
Deutsche Telekom AG (c)	12,705	196,844
Deutsche Wohnen SE	837	40,458
Fraport AG Frankfurt Airport Services Worldwide	504	48,617
Fresenius Medical Care AG & Co. KGaA	960	96,819
Fresenius SE & Co. KGaA	1,657	133,103
Fuchs Petrolub SE Preference Shares	657	32,401
GEA Group AG	802	27,052
Henkel AG & Co. KGaA Preference Shares	1,137	145,362
HUGO BOSS AG	296	26,873
Infineon Technologies AG	4,738	120,760
Innogy SE (e)	2,237	95,827
KION Group AG	233	16,769
Merck KGaA	490	47,839
MTU Aero Engines AG	249	47,853
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	844	178,409
Puma SE	30	17,548
SAP SE	3,915	452,297
Siemens AG	3,208	424,066
Siemens Healthineers AG (c)(e)	565	23,322
Symrise AG	1,141	100,046
Telefonica Deutschland Holding AG	9,876	38,928
United Internet AG	507	29,041
Volkswagen AG Preference Shares	777	129,020
Vonovia SE	1,426	67,862
Wirecard AG	421	67,808
Zalando SE (c)	578	32,305
		4,780,713
HONG KONG — 1.2%
AIA Group, Ltd.	47,200	412,713
Bank of East Asia, Ltd.	9,400	37,562
China Gas Holdings, Ltd.	13,200	53,083
CK Asset Holdings, Ltd.	12,459	98,936
Galaxy Entertainment Group, Ltd.	8,000	61,947
Hanergy Thin Film Power Group, Ltd. (c)(f)	24,000	—
Hang Lung Properties, Ltd.	17,000	35,060
Hang Seng Bank, Ltd.	2,400	60,019
Henderson Land Development Co., Ltd.	9,393	49,686
Hong Kong & China Gas Co., Ltd.	78,822	150,904
Hong Kong Exchanges & Clearing, Ltd.	5,006	150,586
Hongkong Land Holdings, Ltd.	7,200	51,480
Jardine Matheson Holdings, Ltd.	1,000	63,100
Jardine Strategic Holdings, Ltd.	1,200	43,776
Kerry Properties, Ltd.	7,500	35,897
Link REIT	10,500	95,893
Melco Resorts & Entertainment, Ltd. ADR	1,493	41,804
MTR Corp., Ltd.	8,380	46,357
Security Description	Shares	Value
Sands China, Ltd.	13,600	72,720
Sino Biopharmaceutical, Ltd.	27,500	42,203
Sino Land Co., Ltd.	30,237	49,178
Sun Hung Kai Properties, Ltd.	10,000	150,915
Swire Properties, Ltd.	7,200	26,614
Techtronic Industries Co., Ltd.	7,500	41,824
Wharf Holdings, Ltd.	10,000	32,120
Wharf Real Estate Investment Co., Ltd.	6,000	42,713
Wheelock & Co., Ltd.	5,000	34,829
		1,981,919
HUNGARY — 0.0% (a)
OTP Bank Nyrt	956	34,626
INDIA — 1.0%
Adani Ports & Special Economic Zone, Ltd.	8,407	45,787
Asian Paints, Ltd.	3,922	72,381
Axis Bank, Ltd.	9,297	69,312
Bharat Petroleum Corp., Ltd.	10,407	56,702
Bharti Airtel, Ltd.	7,658	42,691
Eicher Motors, Ltd.	75	31,297
Godrej Consumer Products, Ltd.	1,966	35,171
HCL Technologies, Ltd.	3,207	43,355
Hindustan Unilever, Ltd.	3,895	93,297
Housing Development Finance Corp., Ltd.	5,800	161,526
ICICI Bank, Ltd. ADR	7,284	58,490
Infosys, Ltd. ADR (b)	8,071	156,820
ITC, Ltd.	18,998	73,813
Larsen & Toubro, Ltd. GDR	3,601	66,042
Mahindra & Mahindra, Ltd. GDR	3,733	48,716
Maruti Suzuki India, Ltd.	592	76,257
Nestle India, Ltd.	296	42,382
Reliance Industries, Ltd.	3,303	46,880
State Bank of India GDR	984	36,900
Tata Consultancy Services, Ltd.	3,919	105,690
Tata Motors, Ltd. (c)	14,279	56,124
Tech Mahindra, Ltd.	3,037	29,053
Titan Co., Ltd.	2,667	34,196
Wipro, Ltd. ADR	8,268	39,604
Yes Bank, Ltd.	7,417	36,768
		1,559,254
INDONESIA — 0.2%
Astra International Tbk PT	133,200	61,348
Bank Central Asia Tbk PT	38,700	57,996
Bank Mandiri Persero Tbk PT	72,100	34,465
Bank Rakyat Indonesia Persero Tbk PT	180,200	35,713
Gudang Garam Tbk PT	5,000	23,465
Hanjaya Mandala Sampoerna Tbk PT	168,500	42,096
Jasa Marga Persero Tbk PT	10,350	3,019
Telekomunikasi Indonesia Persero Tbk PT	216,600	56,682
Unilever Indonesia Tbk PT	11,100	35,709
		350,493

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.2%
AerCap Holdings NV (c)	935	50,630
AIB Group PLC	4,904	26,624
James Hardie Industries PLC	2,507	42,010
Kerry Group PLC Class A	569	59,525
Paddy Power Betfair PLC	303	33,608
XL Group, Ltd.	1,152	64,455
		276,852
ISRAEL — 0.2%
Bank Hapoalim BM	5,611	37,937
Bank Leumi Le-Israel BM	3,943	23,267
Check Point Software Technologies, Ltd. (b)(c)	666	65,055
Frutarom Industries, Ltd.	494	48,380
Teva Pharmaceutical Industries, Ltd.	2,709	64,259
		238,898
ITALY — 0.6%
Assicurazioni Generali SpA	6,890	115,598
Atlantia SpA	3,732	110,327
Ferrari NV	787	107,048
Intesa Sanpaolo SpA	54,459	158,101
Leonardo SpA	1,825	18,039
Luxottica Group SpA	804	51,873
Mediobanca Banca di Credito Finanziario SpA	2,273	21,130
Moncler SpA	279	12,704
Poste Italiane SpA (e)	3,617	30,279
Snam SpA	12,034	50,244
Telecom Italia SpA/Milano	115,763	75,635
Terna Rete Elettrica Nazionale SpA	16,069	86,903
UniCredit SpA	7,515	125,435
		963,316
JAPAN — 7.5%
Asahi Group Holdings, Ltd.	1,400	71,690
Astellas Pharma, Inc.	7,900	120,463
Bandai Namco Holdings, Inc.	700	28,881
Bank of Kyoto, Ltd.	300	13,894
Canon, Inc. (b)	4,800	157,349
Casio Computer Co., Ltd. (b)	1,700	27,657
Central Japan Railway Co.	700	145,100
Chiba Bank, Ltd.	3,200	22,621
Chugai Pharmaceutical Co., Ltd.	600	31,472
Coca-Cola Bottlers Japan Holdings, Inc. (b)	600	23,970
Concordia Financial Group, Ltd.	5,900	30,042
Daifuku Co., Ltd.	400	17,533
Dai-ichi Life Holdings, Inc.	3,500	62,438
Daiichi Sankyo Co., Ltd.	2,000	76,504
Daikin Industries, Ltd.	1,300	155,744
Daito Trust Construction Co., Ltd.	200	32,519
Daiwa House Industry Co., Ltd.	2,800	95,453
Daiwa Securities Group, Inc.	11,700	67,951
Denso Corp.	2,100	102,606
Dentsu, Inc.	1,300	61,617
East Japan Railway Co.	1,100	105,417
Eisai Co., Ltd.	1,200	84,547
Security Description	Shares	Value
FANUC Corp.	700	139,065
Fast Retailing Co., Ltd.	200	91,924
FUJIFILM Holdings Corp.	600	23,433
Fujitsu, Ltd.	6,000	36,391
Fukuoka Financial Group, Inc.	8,000	40,229
Hitachi Chemical Co., Ltd.	2,300	46,409
Hitachi, Ltd.	14,000	98,789
Honda Motor Co., Ltd.	5,700	167,400
Hoshizaki Corp.	200	20,241
Hoya Corp.	1,500	85,302
IHI Corp.	500	17,424
Isetan Mitsukoshi Holdings, Ltd.	2,000	24,990
Isuzu Motors, Ltd.	3,300	43,840
ITOCHU Corp.	7,600	137,742
Japan Post Bank Co., Ltd.	3,900	45,420
Japan Post Holdings Co., Ltd.	6,732	73,723
Japan Tobacco, Inc.	4,800	134,122
JGC Corp.	1,500	30,240
Kajima Corp.	5,000	38,731
Kamigumi Co., Ltd.	1,600	33,267
Kansai Paint Co., Ltd.	3,000	62,348
Kao Corp.	1,500	114,431
KDDI Corp.	7,000	191,550
Keikyu Corp.	1,700	27,872
Keio Corp.	400	19,356
Keisei Electric Railway Co., Ltd.	1,100	37,787
Keyence Corp.	300	169,440
Kikkoman Corp.	400	20,187
Kirin Holdings Co., Ltd.	1,800	48,151
Koito Manufacturing Co., Ltd.	600	39,651
Komatsu, Ltd.	3,200	91,523
Kose Corp.	100	21,550
Kubota Corp.	3,800	59,797
Kyocera Corp.	1,300	73,318
Lawson, Inc.	700	43,732
M3, Inc.	700	27,901
Makita Corp.	800	35,860
Marubeni Corp.	56,100	428,024
Mebuki Financial Group, Inc.	6,600	22,166
Medipal Holdings Corp.	1,400	28,161
MISUMI Group, Inc.	1,300	37,909
Mitsubishi Corp.	11,900	330,684
Mitsubishi Electric Corp.	7,400	98,509
Mitsubishi Estate Co., Ltd.	5,600	97,930
Mitsubishi Gas Chemical Co., Inc.	800	18,128
Mitsubishi Heavy Industries, Ltd.	1,000	36,392
Mitsubishi Motors Corp.	2,500	19,930
Mitsubishi UFJ Financial Group, Inc.	47,100	268,359
Mitsui & Co., Ltd.	31,300	522,067
Mitsui Fudosan Co., Ltd.	4,000	96,565
Mizuho Financial Group, Inc.	107,900	181,676
MS&AD Insurance Group Holdings, Inc.	1,900	59,076
Murata Manufacturing Co., Ltd.	500	84,052
Nexon Co., Ltd. (c)	1,700	24,695
NGK Spark Plug Co., Ltd.	600	17,117
Nidec Corp.	1,000	150,093

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Nikon Corp.	2,400	38,200
Nintendo Co., Ltd.	400	130,727
Nippon Paint Holdings Co., Ltd. (b)	1,700	73,209
Nippon Telegraph & Telephone Corp.	2,500	113,664
Nissan Chemical Industries, Ltd.	400	18,670
Nissan Motor Co., Ltd.	6,700	65,207
Nitori Holdings Co., Ltd.	300	46,802
Nitto Denko Corp.	700	52,978
Nomura Holdings, Inc.	17,300	84,060
Nomura Research Institute, Ltd.	800	38,785
NTT Data Corp.	4,000	46,080
NTT DOCOMO, Inc.	5,400	137,602
Obayashi Corp.	3,900	40,597
Olympus Corp.	1,300	48,707
Omron Corp.	500	23,338
Ono Pharmaceutical Co., Ltd.	1,500	35,169
Oriental Land Co., Ltd.	1,200	125,942
ORIX Corp.	6,000	94,904
Otsuka Holdings Co., Ltd.	1,000	48,427
Panasonic Corp.	7,200	97,081
Rakuten, Inc.	3,700	25,033
Recruit Holdings Co., Ltd.	4,700	130,097
Renesas Electronics Corp. (c)	1,100	10,785
Resona Holdings, Inc.	12,600	67,411
Rohm Co., Ltd.	400	33,585
Ryohin Keikaku Co., Ltd.	100	35,210
Sankyo Co., Ltd.	600	23,482
SBI Holdings, Inc.	1,800	46,379
Secom Co., Ltd.	1,600	122,884
Sekisui House, Ltd.	3,600	63,702
Seven & i Holdings Co., Ltd.	2,400	104,676
Shimano, Inc.	300	44,039
Shimizu Corp.	6,600	68,464
Shin-Etsu Chemical Co., Ltd.	1,800	160,442
Shinsei Bank, Ltd.	1,000	15,402
Shionogi & Co., Ltd.	800	41,103
Shiseido Co., Ltd.	1,600	127,087
Shizuoka Bank, Ltd.	2,100	18,978
SMC Corp.	200	73,362
SoftBank Group Corp.	3,300	237,538
Sompo Holdings, Inc.	1,600	64,714
Sony Corp.	5,000	255,676
Start Today Co., Ltd.	700	25,374
Subaru Corp.	2,800	81,524
Sumitomo Corp.	4,200	69,011
Sumitomo Metal Mining Co., Ltd.	1,700	65,044
Sumitomo Mitsui Financial Group, Inc.	5,900	229,363
Sumitomo Mitsui Trust Holdings, Inc.	1,700	67,423
Sumitomo Realty & Development Co., Ltd.	1,000	36,916
Suzuki Motor Corp.	1,700	93,898
Sysmex Corp.	500	46,675
T&D Holdings, Inc.	1,200	18,033
Taisei Corp.	1,500	82,743
Takeda Pharmaceutical Co., Ltd. (b)	3,500	147,817
Security Description	Shares	Value
Terumo Corp.	1,200	68,794
Toho Gas Co., Ltd.	3,200	110,793
Tokio Marine Holdings, Inc.	2,900	135,961
Tokyo Electron, Ltd.	600	103,029
Tokyu Corp.	1,900	32,729
Toshiba Corp. (c)	14,000	42,089
TOTO, Ltd.	800	37,124
Toyota Industries Corp.	800	44,852
Toyota Motor Corp.	9,100	589,058
Toyota Tsusho Corp.	2,600	87,085
Trend Micro, Inc.	400	22,823
Unicharm Corp.	1,100	33,100
USS Co., Ltd.	1,100	20,934
Yakult Honsha Co., Ltd.	500	33,404
Yamaha Corp.	300	15,601
Yamaha Motor Co., Ltd. (b)	600	15,091
Yaskawa Electric Corp.	500	17,673
		11,974,296
LUXEMBOURG — 0.1%
Reinet Investments SCA (c)	1,990	35,085
Tenaris SA	2,656	48,732
		83,817
MACAU — 0.0% (a)
MGM China Holdings, Ltd. (b)	7,200	16,703
Wynn Macau, Ltd.	9,200	29,609
		46,312
MALAYSIA — 0.3%
AMMB Holdings Bhd	38,400	35,648
CIMB Group Holdings Bhd	27,929	37,681
Dialog Group Bhd	38,000	29,068
Genting Bhd	43,200	89,940
Genting Malaysia Bhd	32,600	39,383
IHH Healthcare Bhd	22,400	33,826
Malayan Banking Bhd	22,244	49,560
Petronas Dagangan Bhd	8,900	54,641
PPB Group Bhd	9,500	46,283
Public Bank Bhd	9,100	52,624
Westports Holdings Bhd	47,962	40,250
		508,904
MEXICO — 0.4%
America Movil SAB de CV Series L	151,619	127,816
Coca-Cola Femsa SAB de CV Series L	1,258	7,198
Fibra Uno Administracion SA de CV REIT	33,907	49,750
Fomento Economico Mexicano SAB de CV	8,722	77,632
Fresnillo PLC	3,387	51,134
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,921	55,394
Grupo Aeroportuario del Sureste SAB de CV Class B	3,644	58,467
Grupo Financiero Banorte SAB de CV Series O	11,723	69,822

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	30,242	80,560
		577,773
NETHERLANDS — 1.1%
ABN AMRO Group NV (e)	883	22,908
Aegon NV	6,327	37,940
ASML Holding NV	1,387	274,811
Heineken NV	686	68,897
ING Groep NV	10,808	155,565
Koninklijke Ahold Delhaize NV	2,233	53,459
Koninklijke DSM NV	986	99,142
Koninklijke KPN NV	15,873	43,181
Koninklijke Philips NV	4,399	187,081
NN Group NV	1,832	74,521
NXP Semiconductors NV (c)	1,138	124,349
Randstad NV	829	48,801
Royal Dutch Shell PLC Class B	13,960	500,117
Wolters Kluwer NV	1,210	68,179
		1,758,951
NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	45,729	96,598
NORWAY — 0.3%
DNB ASA	6,686	130,678
Gjensidige Forsikring ASA	3,765	61,715
Marine Harvest ASA	5,084	101,176
Orkla ASA	8,533	74,752
Schibsted ASA Class B	1,190	33,581
Telenor ASA	6,021	123,480
		525,382
PERU — 0.2%
Credicorp, Ltd.	212	47,725
Southern Copper Corp.	4,010	187,949
		235,674
PHILIPPINES — 0.0% (a)
SM Investments Corp.	2,090	34,267
SM Prime Holdings, Inc.	34,200	23,038
		57,305
POLAND — 0.1%
Bank Polska Kasa Opieki SA	734	22,154
LPP SA	13	29,462
Powszechna Kasa Oszczednosci Bank Polski SA (c)	3,265	32,258
Powszechny Zaklad Ubezpieczen SA	4,589	47,778
		131,652
PORTUGAL — 0.1%
Galp Energia SGPS SA	10,943	208,704
QATAR — 0.1%
Barwa Real Estate Co.	7,274	68,325
Commercial Bank PQSC	2,309	24,155
Qatar National Bank QPSC	2,328	97,187
		189,667
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	3,564	31,843
Security Description	Shares	Value
RUSSIA — 0.2%
Magnit PJSC GDR	1,684	30,312
Mobile TeleSystems PJSC ADR	7,147	63,108
Moscow Exchange MICEX-RTS PJSC (c)	32,213	55,993
Sberbank of Russia PJSC ADR	16,261	234,728
		384,141
SINGAPORE — 0.4%
City Developments, Ltd.	4,532	36,329
DBS Group Holdings, Ltd.	6,949	135,616
Genting Singapore, Ltd.	52,600	47,064
Oversea-Chinese Banking Corp., Ltd.	13,508	115,316
SATS, Ltd.	6,600	24,202
Singapore Press Holdings, Ltd.	18,100	34,514
Singapore Technologies Engineering, Ltd.	11,900	28,714
Singapore Telecommunications, Ltd.	41,329	93,358
Suntec Real Estate Investment Trust	35,000	44,408
United Overseas Bank, Ltd.	4,854	95,264
UOL Group, Ltd.	3,092	17,280
		672,065
SOUTH AFRICA — 0.8%
Aspen Pharmacare Holdings, Ltd.	936	17,634
Barclays Africa Group, Ltd.	4,469	52,166
Bid Corp., Ltd.	1,640	32,942
Discovery, Ltd.	2,382	25,634
FirstRand, Ltd.	17,480	81,481
Growthpoint Properties, Ltd. REIT	30,863	60,099
Investec PLC	5,981	42,483
Kumba Iron Ore, Ltd. (b)	2,075	44,624
Liberty Holdings, Ltd.	2,337	19,833
MMI Holdings, Ltd.	15,925	20,530
Mr. Price Group, Ltd.	1,626	26,842
MTN Group, Ltd.	3,475	27,356
Naspers, Ltd. Class N	1,626	413,432
Nedbank Group, Ltd.	1,691	30,792
Old Mutual, Ltd. (c)	25,150	49,939
Redefine Properties, Ltd. REIT	49,503	37,887
RMB Holdings, Ltd.	10,466	57,873
Sanlam, Ltd.	11,417	58,367
SPAR Group, Ltd.	1,685	22,795
Standard Bank Group, Ltd.	6,715	94,001
Vodacom Group, Ltd. (b)	2,562	22,952
		1,239,662
SOUTH KOREA — 1.6%
Amorepacific Corp.	156	45,141
AMOREPACIFIC Group	130	14,406
BNK Financial Group, Inc.	3,243	27,207
Celltrion, Inc. (c)	312	84,964
Daelim Industrial Co., Ltd.	768	52,716
Daewoo Engineering & Construction Co., Ltd. (c)	5,175	27,256
GS Engineering & Construction Corp.	831	34,299
GS Holdings Corp.	1,905	92,985

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Hana Financial Group, Inc.	1,173	45,099
Hotel Shilla Co., Ltd.	295	32,689
Hyundai Engineering & Construction Co., Ltd.	635	32,761
Hyundai Heavy Industries Co., Ltd. (c)	688	62,966
Hyundai Heavy Industries Holdings Co., Ltd. (c)	85	26,960
Hyundai Mobis Co., Ltd.	317	60,300
Hyundai Motor Co.	331	37,273
Hyundai Motor Co. Preference Shares (d)	419	34,137
Hyundai Motor Co. Preference Shares (d)	428	31,606
Industrial Bank of Korea	2,210	30,537
KB Financial Group, Inc.	1,389	65,805
Korea Gas Corp. (c)	994	57,259
KT&G Corp.	803	77,094
LG Electronics, Inc.	422	31,428
LG Household & Health Care, Ltd.	42	52,608
NAVER Corp.	108	73,938
NCSoft Corp.	111	36,950
Samsung Biologics Co., Ltd. (c)(e)	82	30,681
Samsung C&T Corp.	343	35,854
Samsung Electronics Co., Ltd. Preference Shares	3,250	109,791
Samsung Electronics Co., Ltd.	17,168	718,607
Samsung Engineering Co., Ltd. (c)	2,317	32,536
Samsung Life Insurance Co., Ltd.	270	23,838
Samsung SDI Co., Ltd.	183	35,139
Samsung SDS Co., Ltd.	201	36,160
Shinhan Financial Group Co., Ltd.	1,445	56,140
SK Holdings Co., Ltd. (c)	298	69,253
SK Hynix, Inc.	2,101	161,557
Woori Bank	2,230	32,615
		2,510,555
SPAIN — 1.0%
Aena SME SA (e)	714	129,630
Amadeus IT Group SA	1,774	140,015
Banco Bilbao Vizcaya Argentaria SA	25,188	178,626
Banco de Sabadell SA	14,162	23,736
Banco Santander SA	58,725	314,848
CaixaBank SA	5,468	23,660
Enagas SA (b)	2,744	80,222
Ferrovial SA	59	1,211
Industria de Diseno Textil SA	5,726	195,614
Mapfre SA	7,841	23,665
Red Electrica Corp. SA (b)	11,354	231,191
Siemens Gamesa Renewable Energy SA (b)	2,808	37,719
Telefonica SA	24,741	210,264
		1,590,401
SWEDEN — 0.8%
Alfa Laval AB	1,423	33,817
Assa Abloy AB Class B	5,560	118,646
Atlas Copco AB Class A	441	12,856
Security Description	Shares	Value
Atlas Copco AB Class B	3,191	83,699
Autoliv, Inc. (b)	288	41,247
Boliden AB	5,727	186,035
Epiroc AB Class A (c)	416	4,371
Epiroc AB Class B (c)	3,011	27,599
Hennes & Mauritz AB Class B (b)	2,692	40,172
Hexagon AB Class B	915	51,089
Industrivarden AB Class C	3,754	72,890
Investor AB Class B	3,334	135,991
Kinnevik AB Class B	1,597	54,786
Nordea Bank AB	9,713	93,677
Sandvik AB	2,620	46,566
Skandinaviska Enskilda Banken AB Class A	2,447	23,294
Skanska AB Class B	1,941	35,323
Svenska Handelsbanken AB Class A	4,328	48,166
Telefonaktiebolaget LM Ericsson Class B	9,010	69,756
Telia Co. AB	12,451	57,008
Volvo AB Class B	6,957	111,362
		1,348,350
SWITZERLAND — 2.5%
ABB, Ltd.	5,836	127,599
Adecco Group AG	965	57,106
Chocoladefabriken Lindt & Spruengli AG	4	25,903
Cie Financiere Richemont SA	1,985	168,164
Credit Suisse Group AG	6,192	93,228
EMS-Chemie Holding AG	55	35,256
Ferguson PLC	1,138	92,400
Geberit AG	145	62,194
Givaudan SA	66	149,687
Kuehne + Nagel International AG	336	50,487
Lonza Group AG (c)	131	34,764
Nestle SA	11,311	875,992
Novartis AG	7,738	586,652
Roche Holding AG	2,519	559,510
SGS SA	11	29,268
Sika AG	1,017	140,728
STMicroelectronics NV	2,307	51,473
Swatch Group AG (d)	116	55,036
Swatch Group AG (d)	179	15,476
Swiss Life Holding AG (c)	46	15,983
Swiss Re AG	1,453	125,406
Swisscom AG (b)	155	69,184
TE Connectivity, Ltd.	1,490	134,189
UBS Group AG (c)	12,636	195,022
Vifor Pharma AG	220	35,151
Zurich Insurance Group AG	595	176,232
		3,962,090
TAIWAN — 1.3%
Acer, Inc. (c)	37,000	30,218
Asustek Computer, Inc.	5,000	45,673
Catcher Technology Co., Ltd.	3,000	33,554
Cathay Financial Holding Co., Ltd.	52,000	91,759
Chailease Holding Co., Ltd.	12,000	39,359

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
China Development Financial Holding Corp.	84,000	30,720
China Life Insurance Co., Ltd.	20,620	21,710
Chunghwa Telecom Co., Ltd.	24,000	86,590
CTBC Financial Holding Co., Ltd.	96,359	69,373
Fubon Financial Holding Co., Ltd.	39,000	65,366
Hiwin Technologies Corp.	2,040	24,088
Hon Hai Precision Industry Co., Ltd.	60,820	165,971
MediaTek, Inc.	10,000	98,398
Mega Financial Holding Co., Ltd.	64,922	57,281
Novatek Microelectronics Corp.	4,000	18,040
President Chain Store Corp.	3,000	33,996
Ruentex Development Co., Ltd. (c)	35,000	40,409
Ruentex Industries, Ltd. (c)	14,000	28,562
Shin Kong Financial Holding Co., Ltd.	126,469	48,740
SinoPac Financial Holdings Co., Ltd.	108,000	38,965
Synnex Technology International Corp.	21,000	31,684
Taishin Financial Holding Co., Ltd.	128,000	60,455
Taiwan Cooperative Financial Holding Co., Ltd.	37,000	21,662
Taiwan Mobile Co., Ltd.	7,000	25,370
Taiwan Semiconductor Manufacturing Co., Ltd.	95,000	674,599
Uni-President Enterprises Corp.	37,000	93,930
Yageo Corp. (c)	1,000	36,899
Yuanta Financial Holding Co., Ltd.	135,573	61,809
		2,075,180
THAILAND — 0.2%
Airports of Thailand PCL (g)	47,600	90,516
Bangkok Bank PCL NVDR	5,300	31,275
Bangkok Dusit Medical Services PCL NVDR	30,200	22,789
Bangkok Expressway & Metro PCL	90,100	20,261
CP ALL PCL (g)	16,964	37,251
Kasikornbank PCL (g)	6,500	39,240
Kasikornbank PCL NVDR	4,200	24,594
Krung Thai Bank PCL (d)(g)	73,200	36,898
Krung Thai Bank PCL (d)	4,400	2,218
Siam Commercial Bank PCL (g)	7,200	25,753
		330,795
TURKEY — 0.1%
Akbank Turk A/S	25,636	42,081
Turkiye Is Bankasi A/S Class C	32,084	39,920
		82,001
UNITED ARAB EMIRATES — 0.0% (a)
Emirates Telecommunications Group Co. PJSC	14,509	63,793
UNITED KINGDOM — 5.4%
3i Group PLC	7,170	85,253
Ashtead Group PLC	1,800	54,017
AstraZeneca PLC	4,591	318,399
Security Description	Shares	Value
Aviva PLC	20,479	136,269
BAE Systems PLC	9,811	83,780
Barclays PLC	62,990	157,177
Barratt Developments PLC	6,964	47,387
Berkeley Group Holdings PLC	696	34,780
British American Tobacco PLC ADR	8,615	434,627
British Land Co. PLC REIT	9,591	85,117
BT Group PLC	28,390	81,636
Bunzl PLC	1,650	49,995
Burberry Group PLC	1,985	56,607
CNH Industrial NV	3,629	38,540
Compass Group PLC	8,238	176,032
ConvaTec Group PLC (e)	9,681	27,148
Croda International PLC	704	44,632
DCC PLC	374	34,046
Diageo PLC	10,346	371,806
Direct Line Insurance Group PLC	4,786	21,667
Experian PLC	5,441	134,654
Fiat Chrysler Automobiles NV	3,208	61,179
GlaxoSmithKline PLC	19,189	387,564
GVC Holdings PLC	3,148	43,681
Hammerson PLC REIT	9,140	63,063
Hargreaves Lansdown PLC	595	15,487
HSBC Holdings PLC	75,744	710,707
Imperial Brands PLC	4,914	183,083
Intertek Group PLC	760	57,354
ITV PLC	13,913	31,961
John Wood Group PLC	11,427	94,713
Johnson Matthey PLC	1,759	84,045
Kingfisher PLC	10,665	41,819
Land Securities Group PLC REIT	5,466	69,055
Legal & General Group PLC	28,780	101,072
Liberty Global PLC Class A (c)	1,817	50,040
Lloyds Banking Group PLC	294,579	245,213
London Stock Exchange Group PLC	919	54,247
Marks & Spencer Group PLC	2,556	9,958
Meggitt PLC	6,151	40,060
Melrose Industries PLC	19,562	54,933
Merlin Entertainments PLC (e)	567	2,895
Micro Focus International PLC ADR	3,208	55,402
National Grid PLC	8,604	95,237
Next PLC	633	50,561
Pearson PLC	3,705	43,290
Pentair PLC	671	28,236
Persimmon PLC	1,565	52,337
Prudential PLC	9,912	226,982
Quilter PLC (c)(e)	1	3
Randgold Resources, Ltd.	581	44,643
Reckitt Benckiser Group PLC	2,879	237,144
RELX NV	4,683	99,866
RELX PLC	5,773	123,664
Rolls-Royce Holdings PLC (c)	8,195	106,918
Royal Bank of Scotland Group PLC (c)	10,911	36,892
Royal Mail PLC	2,815	18,783
RSA Insurance Group PLC	3,067	27,510

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Sage Group PLC	4,346	36,068
Schroders PLC	934	38,942
Segro PLC REIT	5,445	48,122
Severn Trent PLC	5,109	133,520
Shire PLC	3,312	186,494
Sky PLC	4,571	88,200
Smith & Nephew PLC	3,789	69,934
Smiths Group PLC	1,482	33,223
St James's Place PLC	1,847	27,982
Standard Chartered PLC	13,364	122,201
Standard Life Aberdeen PLC	14,994	64,475
Taylor Wimpey PLC	20,584	48,618
TechnipFMC PLC	5,631	179,812
Tesco PLC	34,374	116,496
Travis Perkins PLC	502	9,428
Unilever NV	5,578	311,204
Unilever PLC	4,491	248,554
United Utilities Group PLC	18,793	189,361
Vodafone Group PLC	132,067	320,511
Weir Group PLC	1,447	38,208
Whitbread PLC	937	48,976
WPP PLC	5,867	92,409
		8,575,904
UNITED STATES — 53.0%
3M Co.	2,174	427,669
Abbott Laboratories	7,047	429,797
AbbVie, Inc.	5,330	493,824
ABIOMED, Inc. (c)	106	43,359
Accenture PLC Class A	2,441	399,323
Activision Blizzard, Inc.	2,479	189,197
Adobe Systems, Inc. (c)	1,711	417,159
Advance Auto Parts, Inc.	234	31,754
Advanced Micro Devices, Inc. (b)(c)	3,709	55,598
Aetna, Inc.	1,296	237,816
Aflac, Inc.	4,021	172,983
AGCO Corp.	415	25,199
Agilent Technologies, Inc.	1,411	87,256
AGNC Investment Corp. REIT	2,745	51,030
Akamai Technologies, Inc. (c)	682	49,943
Albemarle Corp. (b)	483	45,561
Alexandria Real Estate Equities, Inc. REIT	276	34,823
Alexion Pharmaceuticals, Inc. (c)	505	62,696
Align Technology, Inc. (c)	276	94,431
Alleghany Corp.	31	17,824
Allegion PLC	424	32,801
Allergan PLC	1,212	202,065
Alliance Data Systems Corp.	180	41,976
Allstate Corp.	1,232	112,445
Ally Financial, Inc.	2,831	74,370
Alphabet, Inc. Class A (c)	1,226	1,384,387
Alphabet, Inc. Class C (c)	937	1,045,364
Altice USA, Inc. Class A	505	8,622
Altria Group, Inc.	7,489	425,300
Amazon.com, Inc. (c)	1,457	2,476,609
AMERCO	106	37,752
American Express Co.	3,245	318,010
American International Group, Inc.	5,272	279,521
Security Description	Shares	Value
American Tower Corp. REIT	1,649	237,736
American Water Works Co., Inc.	4,023	343,484
Ameriprise Financial, Inc.	517	72,318
AmerisourceBergen Corp.	848	72,309
AMETEK, Inc.	1,035	74,686
Amgen, Inc.	2,587	477,534
Amphenol Corp. Class A	278	24,228
Analog Devices, Inc.	1,751	167,956
Andeavor	1,166	152,956
Annaly Capital Management, Inc. REIT	6,297	64,796
ANSYS, Inc. (c)	140	24,385
Anthem, Inc.	1,063	253,026
AO Smith Corp.	945	55,897
Aon PLC	1,130	155,002
Apple, Inc.	18,042	3,339,755
Applied Materials, Inc.	3,845	177,601
Aptiv PLC	1,009	92,455
Arista Networks, Inc. (c)	75	19,312
Arthur J Gallagher & Co.	318	20,759
AT&T, Inc.	26,431	848,699
Atmos Energy Corp.	3,701	333,608
Autodesk, Inc. (c)	817	107,101
Automatic Data Processing, Inc.	1,788	239,842
AutoZone, Inc. (c)	126	84,537
AvalonBay Communities, Inc. REIT	522	89,727
Avery Dennison Corp.	599	61,158
Avnet, Inc.	1,025	43,962
Axalta Coating Systems, Ltd. (c)	2,698	81,776
Baker Hughes a GE Co.	5,112	168,849
Ball Corp.	1,075	38,216
Bank of America Corp.	35,067	988,539
Bank of New York Mellon Corp.	3,802	205,042
Baxter International, Inc.	1,582	116,815
BB&T Corp.	3,224	162,619
Becton Dickinson and Co.	923	221,114
Berkshire Hathaway, Inc. Class B (c)	3,934	734,281
Best Buy Co., Inc.	944	70,404
Biogen, Inc. (c)	681	197,653
BioMarin Pharmaceutical, Inc. (c)	307	28,919
BlackRock, Inc.	519	259,002
Boeing Co.	2,153	722,353
Booking Holdings, Inc. (c)	198	401,364
BorgWarner, Inc.	724	31,248
Boston Properties, Inc. REIT	414	51,924
Boston Scientific Corp. (c)	5,239	171,315
Brighthouse Financial, Inc. (c)	741	29,692
Bristol-Myers Squibb Co.	5,833	322,798
Broadcom, Inc.	1,615	391,864
Brown-Forman Corp. Class B	1,256	61,557
C.H. Robinson Worldwide, Inc.	343	28,695
CA, Inc.	1,455	51,871
Cadence Design Systems, Inc. (c)	767	33,219
Capital One Financial Corp.	2,099	192,898
Cardinal Health, Inc.	724	35,353
CarMax, Inc. (b)(c)	753	54,871
Caterpillar, Inc.	2,314	313,940
Cboe Global Markets, Inc.	212	22,063

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
CBRE Group, Inc. Class A (c)	1,899	90,658
CDW Corp.	318	25,691
Celgene Corp. (c)	2,147	170,515
Centene Corp. (c)	624	76,883
CenturyLink, Inc.	2,301	42,891
Cerner Corp. (c)	1,541	92,136
Charles Schwab Corp.	3,385	172,973
Charter Communications, Inc. Class A (c)	597	175,046
Chemours Co.	1,272	56,426
Cheniere Energy, Inc. (c)	4,423	288,335
Chipotle Mexican Grill, Inc. (c)	108	46,588
Chubb, Ltd.	1,921	244,005
Church & Dwight Co., Inc.	555	29,504
Cigna Corp.	1,053	178,957
Cincinnati Financial Corp.	482	32,227
Cintas Corp.	442	81,801
Cisco Systems, Inc.	17,875	769,161
CIT Group, Inc.	1,272	64,122
Citigroup, Inc.	9,959	666,456
Citizens Financial Group, Inc.	2,430	94,527
Citrix Systems, Inc. (c)	471	49,380
Clorox Co.	408	55,182
CME Group, Inc.	959	157,199
Coca-Cola Co.	17,332	760,182
Cognizant Technology Solutions Corp. Class A	2,243	177,175
Colgate-Palmolive Co.	3,283	212,771
Comcast Corp. Class A	16,710	548,255
Comerica, Inc.	336	30,549
Concho Resources, Inc. (c)	212	29,330
Consolidated Edison, Inc.	4,288	334,378
Constellation Brands, Inc. Class A	695	152,115
Cooper Cos., Inc.	180	42,381
Copart, Inc. (c)	954	53,958
Corning, Inc.	2,276	62,613
CoStar Group, Inc. (c)	175	72,210
Costco Wholesale Corp.	1,985	414,825
Coty, Inc. Class A (b)	1,087	15,327
Crown Castle International Corp. REIT	1,752	188,901
CSX Corp.	2,897	184,771
Cummins, Inc.	535	71,155
CVS Health Corp.	4,332	278,764
D.R. Horton, Inc.	1,364	55,924
Danaher Corp.	2,493	246,009
DaVita, Inc. (c)	590	40,970
Deere & Co.	966	135,047
Dell Technologies, Inc. Class V (c)	687	58,106
Delphi Technologies PLC	307	13,956
DENTSPLY SIRONA, Inc.	1,230	53,837
Diamondback Energy, Inc.	1,350	177,619
Digital Realty Trust, Inc. REIT	483	53,893
Discover Financial Services	1,190	83,788
Discovery, Inc. Class A (b)(c)	1,444	39,710
Dollar General Corp.	991	97,713
Dollar Tree, Inc. (c)	954	81,090
Domino's Pizza, Inc.	276	77,879
Security Description	Shares	Value
Dover Corp.	637	46,628
DowDuPont, Inc.	7,206	475,020
Dr. Pepper Snapple Group, Inc.	299	36,478
DXC Technology Co.	1,181	95,200
E*TRADE Financial Corp. (c)	355	21,712
Eaton Corp. PLC	1,732	129,450
eBay, Inc. (c)	3,840	139,238
Ecolab, Inc.	2,243	314,760
Edison International	2,645	167,349
Edwards Lifesciences Corp. (c)	719	104,665
Electronic Arts, Inc. (c)	1,009	142,289
Eli Lilly & Co.	3,457	294,986
Emerson Electric Co.	2,796	193,315
EOG Resources, Inc.	636	79,137
Equifax, Inc.	648	81,071
Equinix, Inc. REIT	309	132,836
Equity Residential REIT	1,421	90,503
Essex Property Trust, Inc. REIT	201	48,053
Estee Lauder Cos., Inc. Class A	1,117	159,385
Everest Re Group, Ltd.	139	32,037
Eversource Energy	9,134	535,344
Expedia Group, Inc.	709	85,215
Expeditors International of Washington, Inc.	1,720	125,732
Express Scripts Holding Co. (c)	2,695	208,081
Extra Space Storage, Inc. REIT	237	23,655
Facebook, Inc. Class A (c)	8,335	1,619,657
Fastenal Co.	1,190	57,275
FedEx Corp.	212	48,137
Fidelity National Information Services, Inc.	1,538	163,074
Fifth Third Bancorp	2,503	71,836
First Data Corp. Class A (c)	1,612	33,739
First Republic Bank	245	23,714
Fiserv, Inc. (c)	1,600	118,544
FleetCor Technologies, Inc. (c)	354	74,570
FLIR Systems, Inc.	415	21,568
Flowserve Corp. (b)	741	29,936
Fluor Corp.	1,516	73,950
FMC Corp.	848	75,650
FNF Group	1,192	44,843
Ford Motor Co.	11,880	131,512
Fortinet, Inc. (c)	555	34,649
Fortive Corp.	1,191	91,838
Franklin Resources, Inc.	1,152	36,922
Freeport-McMoRan, Inc.	6,744	116,401
Garmin, Ltd.	592	36,112
Gartner, Inc. (b)(c)	212	28,175
General Dynamics Corp.	1,112	207,288
General Electric Co.	33,488	455,772
General Mills, Inc.	2,131	94,318
General Motors Co.	3,783	149,050
Genuine Parts Co.	415	38,093
GGP, Inc. REIT	1,788	36,529
Gilead Sciences, Inc.	4,400	311,696
Global Payments, Inc.	449	50,059
Goldman Sachs Group, Inc.	1,436	316,739
Halliburton Co.	7,706	347,232

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Harley-Davidson, Inc.	281	11,824
Harris Corp.	450	65,043
Hartford Financial Services Group, Inc.	1,564	79,967
Hasbro, Inc.	556	51,324
HCA Healthcare, Inc.	211	21,649
HD Supply Holdings, Inc. (c)	822	35,256
Helmerich & Payne, Inc.	2,266	144,480
Hershey Co.	581	54,068
Hewlett Packard Enterprise Co.	6,450	94,234
Hilton Worldwide Holdings, Inc.	106	8,391
HollyFrontier Corp.	2,967	203,032
Hologic, Inc. (c)	755	30,011
Home Depot, Inc.	4,500	877,950
Honeywell International, Inc.	3,235	466,002
Host Hotels & Resorts, Inc. REIT	3,632	76,526
HP, Inc.	5,670	128,652
Humana, Inc.	526	156,553
Huntington Bancshares, Inc.	2,597	38,332
Huntington Ingalls Industries, Inc.	88	19,078
IDEXX Laboratories, Inc. (c)	276	60,151
IHS Markit, Ltd. (c)	2,246	115,871
Illinois Tool Works, Inc.	1,387	192,155
Illumina, Inc. (c)	486	135,735
Incyte Corp. (c)	552	36,984
Ingersoll-Rand PLC	925	83,000
Intel Corp. (c)	17,692	879,469
Intercontinental Exchange, Inc.	1,652	121,505
International Business Machines Corp.	3,741	522,618
International Flavors & Fragrances, Inc.	776	96,193
Interpublic Group of Cos., Inc.	1,093	25,620
Intuit, Inc.	919	187,756
Intuitive Surgical, Inc. (c)	445	212,924
Invesco, Ltd.	1,177	31,261
IPG Photonics Corp. (c)	106	23,387
IQVIA Holdings, Inc. (c)	460	45,917
J.M. Smucker Co.	542	58,254
Jack Henry & Associates, Inc.	106	13,818
Jacobs Engineering Group, Inc.	1,906	121,012
Johnson & Johnson	10,131	1,229,296
Johnson Controls International PLC	3,669	122,728
Jones Lang LaSalle, Inc.	276	45,813
JPMorgan Chase & Co.	12,184	1,269,573
Juniper Networks, Inc.	834	22,868
Kellogg Co.	459	32,070
KeyCorp	3,016	58,933
Kimco Realty Corp. REIT	1,258	21,373
Kinder Morgan, Inc.	6,887	121,693
KLA-Tencor Corp.	382	39,166
Kraft Heinz Co. (b)	2,920	183,434
L Brands, Inc.	136	5,016
L3 Technologies, Inc.	416	80,005
Laboratory Corp. of America Holdings (c)	302	54,218
Lam Research Corp.	512	88,499
Las Vegas Sands Corp.	1,788	136,532
Security Description	Shares	Value
Lear Corp.	106	19,696
Leidos Holdings, Inc.	556	32,804
Lennar Corp. Class A	828	43,470
Lennox International, Inc.	212	42,432
Liberty Media Corp.-Liberty Formula One Class C (b)(c)	1,166	43,294
Liberty Media Corp.-Liberty SiriusXM Class C (c)	397	18,008
Lincoln National Corp.	732	45,567
LKQ Corp. (c)	1,334	42,555
Lockheed Martin Corp.	1,003	296,316
Loews Corp.	1,484	71,648
Lowe's Cos., Inc.	3,143	300,377
Lululemon Athletica, Inc. (c)	415	51,813
M&T Bank Corp.	464	78,950
Macerich Co. REIT	302	17,163
ManpowerGroup, Inc.	641	55,164
Marathon Petroleum Corp.	2,331	163,543
Markel Corp. (c)	19	20,603
Marriott International, Inc. Class A	271	34,309
Marsh & McLennan Cos., Inc.	2,556	209,515
Masco Corp.	1,788	66,907
Mastercard, Inc. Class A	3,512	690,178
Maxim Integrated Products, Inc.	795	46,635
McCormick & Co., Inc.	571	66,287
McDonald's Corp.	3,282	514,257
McKesson Corp.	937	124,996
Medtronic PLC	5,031	430,704
Merck & Co., Inc.	10,335	627,334
MetLife, Inc.	3,917	170,781
Mettler-Toledo International, Inc. (c)	106	61,335
MGM Resorts International	2,077	60,295
Michael Kors Holdings, Ltd. (c)	778	51,815
Microchip Technology, Inc. (b)	767	69,759
Micron Technology, Inc. (c)	4,093	214,637
Microsoft Corp.	26,598	2,622,829
Molson Coors Brewing Co. Class B	680	46,267
Mondelez International, Inc. Class A	6,425	263,425
Monster Beverage Corp. (c)	1,615	92,539
Moody's Corp.	644	109,841
Morgan Stanley	4,726	224,012
Motorola Solutions, Inc.	414	48,177
MSCI, Inc.	212	35,071
Mylan NV (c)	1,788	64,618
Nasdaq, Inc.	54	4,929
National Oilwell Varco, Inc.	4,353	188,920
Nektar Therapeutics (c)	636	31,056
NetApp, Inc.	1,093	85,833
Netflix, Inc. (c)	1,667	652,514
Newell Brands, Inc. (b)	428	11,038
News Corp. Class A	2,321	35,975
Nielsen Holdings PLC	2,302	71,201
NIKE, Inc. Class B	5,205	414,734
Norfolk Southern Corp.	742	111,946
Northern Trust Corp.	583	59,985
Northrop Grumman Corp.	629	193,543

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
NVIDIA Corp.	2,164	512,652
NVR, Inc. (c)	11	32,674
Old Dominion Freight Line, Inc.	424	63,159
Omnicom Group, Inc. (b)	681	51,940
ONEOK, Inc.	10,261	716,526
Oracle Corp.	12,175	536,430
O'Reilly Automotive, Inc. (c)	378	103,409
PACCAR, Inc.	1,258	77,946
Palo Alto Networks, Inc. (c)	357	73,353
Parker-Hannifin Corp.	376	58,600
Paychex, Inc.	1,516	103,619
PayPal Holdings, Inc. (c)	4,374	364,223
People's United Financial, Inc.	1,060	19,175
PepsiCo, Inc.	5,117	557,088
Perrigo Co. PLC	99	7,218
Pfizer, Inc.	21,952	796,419
PG&E Corp.	2,285	97,250
Philip Morris International, Inc.	6,027	486,620
Phillips 66	7,080	795,155
Pioneer Natural Resources Co.	989	187,158
PNC Financial Services Group, Inc.	1,985	268,173
Polaris Industries, Inc.	304	37,143
PPG Industries, Inc.	1,702	176,548
Principal Financial Group, Inc.	1,366	72,330
Procter & Gamble Co.	9,839	768,032
Progressive Corp.	1,576	93,220
Prologis, Inc. REIT	2,403	157,853
Prudential Financial, Inc.	1,888	176,547
Public Storage REIT	595	134,982
PulteGroup, Inc.	834	23,978
PVH Corp.	254	38,029
Qorvo, Inc. (c)	322	25,815
QUALCOMM, Inc.	5,859	328,807
Quest Diagnostics, Inc.	540	59,368
Qurate Retail, Inc. (c)	2,212	46,939
Ralph Lauren Corp.	94	11,818
Raytheon Co.	1,240	239,543
Realty Income Corp. REIT	357	19,203
Red Hat, Inc. (c)	504	67,722
Regeneron Pharmaceuticals, Inc. (c)	270	93,147
Regions Financial Corp.	4,250	75,565
ResMed, Inc.	450	46,611
Robert Half International, Inc.	1,018	66,272
Rockwell Automation, Inc.	429	71,313
Rockwell Collins, Inc.	697	93,872
Rollins, Inc.	636	33,441
Roper Technologies, Inc.	489	134,920
Ross Stores, Inc.	1,207	102,293
S&P Global, Inc.	883	180,035
Sabre Corp.	1,664	41,001
salesforce.com, Inc. (c)	2,317	316,039
SBA Communications Corp. REIT (c)	567	93,623
Schlumberger, Ltd.	9,244	619,625
Seagate Technology PLC	1,009	56,978
Sealed Air Corp.	1,185	50,303
SEI Investments Co.	106	6,627
Sempra Energy	1,696	196,923
Security Description	Shares	Value
Sensata Technologies Holding PLC (b)(c)	1,096	52,148
ServiceNow, Inc. (c)	543	93,651
Sherwin-Williams Co.	562	229,054
Simon Property Group, Inc. REIT	1,293	220,056
Sirius XM Holdings, Inc. (b)	3,631	24,582
Skyworks Solutions, Inc.	684	66,109
SL Green Realty Corp. REIT	410	41,217
Snap-on, Inc.	360	57,859
Spirit AeroSystems Holdings, Inc. Class A	530	45,532
Splunk, Inc. (c)	499	49,456
Sprint Corp. (b)(c)	4,168	22,674
Square, Inc. Class A (b)(c)	1,060	65,338
SS&C Technologies Holdings, Inc.	530	27,507
Stanley Black & Decker, Inc.	819	108,771
Starbucks Corp.	6,142	300,037
State Street Corp. (h)	1,224	113,942
Stryker Corp.	1,402	236,742
SunTrust Banks, Inc.	2,131	140,689
SVB Financial Group (c)	212	61,217
Symantec Corp.	2,312	47,743
Synchrony Financial	3,056	102,009
Synopsys, Inc. (c)	377	32,260
Sysco Corp.	2,405	164,237
T Rowe Price Group, Inc.	877	101,811
Take-Two Interactive Software, Inc. (c)	530	62,731
Tapestry, Inc.	1,057	49,372
Target Corp.	1,470	111,896
TD Ameritrade Holding Corp.	868	47,540
Teleflex, Inc.	140	37,549
Tesla, Inc. (b)(c)	586	200,969
Texas Instruments, Inc.	3,881	427,880
Textron, Inc.	762	50,223
Thermo Fisher Scientific, Inc.	1,508	312,367
Tiffany & Co.	576	75,802
TJX Cos., Inc.	2,305	219,390
T-Mobile US, Inc. (c)	464	27,724
Toll Brothers, Inc.	964	35,658
Total System Services, Inc.	603	50,966
Tractor Supply Co.	450	34,421
TransDigm Group, Inc. (c)	232	80,072
TransUnion	742	53,157
Travelers Cos., Inc.	1,198	146,563
Trimble, Inc. (c)	1,165	38,259
TripAdvisor, Inc. (b)(c)	202	11,253
Twenty-First Century Fox, Inc. Class A	3,269	162,437
Twenty-First Century Fox, Inc. Class B	1,419	69,914
Twitter, Inc. (c)	2,540	110,922
Ulta Salon Cosmetics & Fragrance, Inc. (c)	182	42,490
Under Armour, Inc. Class A (b)(c)	214	4,811
Under Armour, Inc. Class C (b)(c)	915	19,288
Union Pacific Corp.	2,757	390,612
United Parcel Service, Inc. Class B	1,845	195,994

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
United Rentals, Inc. (c)	380	56,096
United Technologies Corp.	3,446	430,853
UnitedHealth Group, Inc.	3,624	889,112
US Bancorp	5,521	276,160
Vail Resorts, Inc.	106	29,064
Valero Energy Corp.	4,487	497,294
Varian Medical Systems, Inc. (c)	238	27,065
Veeva Systems, Inc. Class A (c)	502	38,584
Ventas, Inc. REIT	863	49,148
VEREIT, Inc. REIT,	5,014	37,304
Verisk Analytics, Inc. (c)	876	94,293
Verizon Communications, Inc.	14,888	749,015
Vertex Pharmaceuticals, Inc. (c)	918	156,023
VF Corp.	1,315	107,199
Visa, Inc. Class A	6,876	910,726
VMware, Inc. Class A (c)	324	47,618
Voya Financial, Inc.	1,089	51,183
Vulcan Materials Co. (b)	636	82,082
W.W. Grainger, Inc.	236	72,782
Wabtec Corp.	455	44,854
Walmart, Inc.	5,558	476,043
Walgreens Boots Alliance, Inc.	3,976	238,620
Walt Disney Co.	5,904	618,798
Waters Corp. (c)	272	52,656
Wells Fargo & Co.	16,835	933,332
Welltower, Inc. REIT	1,637	102,624
Western Digital Corp.	1,163	90,028
Western Union Co.	2,424	49,280
Weyerhaeuser Co. REIT	3,434	125,204
Whirlpool Corp.	216	31,586
Willis Towers Watson PLC	443	67,159
Workday, Inc. Class A (c)	377	45,662
Worldpay, Inc. Class A (c)(d)	180	14,720
Worldpay, Inc. Class A (d)	763	62,073
Wyndham Destinations, Inc.	12	531
Wynn Resorts, Ltd.	412	68,944
Xerox Corp.	1,654	39,696
Xilinx, Inc.	1,199	78,247
XPO Logistics, Inc. (c)	318	31,857
Xylem, Inc.	1,609	108,414
Zayo Group Holdings, Inc. (c)	848	30,935
Zillow Group, Inc. (b)(c)	492	29,058
Zimmer Biomet Holdings, Inc.	723	80,571
Zions Bancorp	318	16,755
Zoetis, Inc.	1,587	135,197
		84,341,845
TOTAL COMMON STOCKS (Cost $130,911,509)		157,579,237

RIGHTS — 0.0% (a)
ITALY — 0.0% (a)
Intesa Sanpaolo SpA (expiring 7/17/18) (c) (g) (Cost $0)	51,389	—
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (i) (j)	626,445	$ 626,445
State Street Navigator Securities Lending Government Money Market Portfolio (i) (k)	1,755,287	1,755,287
TOTAL SHORT-TERM INVESTMENTS (Cost $2,381,732)		2,381,732
TOTAL INVESTMENTS — 100.5% (Cost $133,293,241)		159,960,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(789,744)
NET ASSETS — 100.0%		$ 159,171,225

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $229,658 representing 0.1% of net assets.
(h)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2018.
(k)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Argentina	$ 41,850	$ —	$—	$ 41,850
Australia	3,185,081	—	—	3,185,081
Austria	94,372	—	—	94,372
Belgium	387,865	—	—	387,865
Bermuda	50,405	—	—	50,405
Brazil	1,088,243	—	—	1,088,243
Canada	5,429,568	—	—	5,429,568
Chile	327,324	—	—	327,324
China	5,864,543	—	—	5,864,543
Colombia	467,663	—	—	467,663
Denmark	736,496	—	—	736,496
Finland	403,154	—	—	403,154
France	5,712,942	—	—	5,712,942
Germany	4,780,713	—	—	4,780,713
Hong Kong	1,981,919	—	0(a)	1,981,919
Hungary	34,626	—	—	34,626
India	1,559,254	—	—	1,559,254
Indonesia	350,493	—	—	350,493
Ireland	276,852	—	—	276,852
Israel	238,898	—	—	238,898
Italy	963,316	—	—	963,316
Japan	11,974,296	—	—	11,974,296
Luxembourg	83,817	—	—	83,817
Macau	46,312	—	—	46,312
Malaysia	508,904	—	—	508,904
Mexico	577,773	—	—	577,773
Netherlands	1,758,951	—	—	1,758,951
New Zealand	96,598	—	—	96,598
Norway	525,382	—	—	525,382
Peru	235,674	—	—	235,674
Philippines	57,305	—	—	57,305
Poland	131,652	—	—	131,652
Portugal	208,704	—	—	208,704
Qatar	189,667	—	—	189,667
Romania	31,843	—	—	31,843
Russia	384,141	—	—	384,141
Singapore	672,065	—	—	672,065
South Africa	1,239,662	—	—	1,239,662
South Korea	2,510,555	—	—	2,510,555
Spain	1,590,401	—	—	1,590,401
Sweden	1,348,350	—	—	1,348,350
Switzerland	3,962,090	—	—	3,962,090
Taiwan	2,075,180	—	—	2,075,180
Thailand	101,137	229,658	—	330,795
Turkey	82,001	—	—	82,001
United Arab Emirates	63,793	—	—	63,793
United Kingdom	8,575,904	—	—	8,575,904
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United States	$ 84,341,845	$ —	$—	$ 84,341,845
Rights
Italy	—	0(b)	—	0
Short-Term Investments	2,381,732	—	—	2,381,732
TOTAL INVESTMENTS	$159,731,311	$229,658	$—	$159,960,969

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
(b)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp	1,555	$148,565	$ 6,771	$ 38,138	$6,071	$(9,327)	1,224	$ 113,942	$ 1,484	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	215,632	215,632	4,758,842	4,348,029	—	—	626,445	626,445	2,247	—
State Street Navigator Securities Lending Government Money Market Portfolio	378,038	378,038	15,456,929	14,079,680	—	—	1,755,287	1,755,287	14,052	—
Total		$742,235	$20,222,542	$18,465,847	$6,071	$(9,327)		$2,495,674	$17,783	$—
See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 6.2%
Alumina, Ltd.	14,624	30,254
Amcor, Ltd.	6,400	68,140
AMP, Ltd.	17,689	46,527
APA Group	6,071	44,183
Aristocrat Leisure, Ltd.	3,224	73,605
ASX, Ltd.	1,145	54,473
Aurizon Holdings, Ltd.	12,256	39,210
AusNet Services	10,115	11,995
Australia & New Zealand Banking Group, Ltd.	16,151	336,993
Bank of Queensland, Ltd.	2,427	18,273
Bendigo & Adelaide Bank, Ltd.	2,915	23,347
BlueScope Steel, Ltd.	3,091	39,418
Boral, Ltd.	6,466	31,196
Brambles, Ltd.	9,494	62,290
Caltex Australia, Ltd.	1,571	37,770
Challenger, Ltd.	3,400	29,718
CIMIC Group, Ltd.	595	18,596
Coca-Cola Amatil, Ltd.	3,400	23,111
Cochlear, Ltd.	352	52,059
Commonwealth Bank of Australia (a)	9,662	520,202
Computershare, Ltd.	2,783	37,896
Crown Resorts, Ltd.	2,169	21,635
CSL, Ltd.	2,497	355,366
Dexus REIT	5,787	41,517
Domino's Pizza Enterprises, Ltd. (a)	374	14,430
Flight Centre Travel Group, Ltd. (a)	313	14,720
Fortescue Metals Group, Ltd. (a)	9,317	30,220
Goodman Group REIT	8,827	62,740
GPT Group REIT	10,765	40,246
Healthscope, Ltd.	10,368	16,929
Incitec Pivot, Ltd.	10,088	27,056
Insurance Australia Group, Ltd.	13,101	82,568
LendLease Group	3,290	48,154
Macquarie Group, Ltd.	1,784	162,984
Medibank Pvt, Ltd.	16,453	35,496
Mirvac Group REIT	22,152	35,516
National Australia Bank, Ltd. (a)	15,009	303,960
Newcrest Mining, Ltd.	4,242	68,326
Orica, Ltd.	2,236	29,324
QBE Insurance Group, Ltd.	8,218	59,140
Ramsay Health Care, Ltd.	837	33,382
REA Group, Ltd.	308	20,679
Scentre Group REIT	29,426	95,445
SEEK, Ltd.	1,968	31,713
Sonic Healthcare, Ltd.	2,440	44,223
Stockland REIT	14,917	43,755
Suncorp Group, Ltd.	7,160	77,183
Sydney Airport	6,539	34,592
Tabcorp Holdings, Ltd.	9,082	29,928
Telstra Corp., Ltd.	23,037	44,595
Transurban Group Stapled Security	12,283	108,631
Treasury Wine Estates, Ltd.	3,977	51,099
Vicinity Centres REIT	20,123	38,508
Wesfarmers, Ltd.	6,242	227,643
Security Description	Shares	Value
Westpac Banking Corp.	18,784	406,642
Woolworths Group, Ltd.	7,256	163,621
		4,501,222
AUSTRIA — 0.2%
ANDRITZ AG	440	23,354
Erste Group Bank AG (b)	1,663	69,413
Raiffeisen Bank International AG	705	21,640
Voestalpine AG	683	31,459
		145,866
BELGIUM — 1.2%
Ageas	1,045	52,720
Anheuser-Busch InBev SA	4,208	424,979
Colruyt SA	396	22,595
Groupe Bruxelles Lambert SA	484	51,039
KBC Group NV	1,389	107,229
Proximus SADP	903	20,358
Solvay SA	440	55,559
Telenet Group Holding NV (b)	308	14,384
UCB SA	749	58,889
Umicore SA	1,145	65,706
		873,458
CHILE — 0.0% (c)
Antofagasta PLC	2,342	30,611
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	20,500	96,550
Minth Group, Ltd.	4,000	16,902
Yangzijiang Shipbuilding Holdings, Ltd.	15,400	10,221
		123,673
DENMARK — 1.8%
AP Moller - Maersk A/S Class A	17	20,180
AP Moller - Maersk A/S Class B	36	44,837
Carlsberg A/S Class B	591	69,607
Chr. Hansen Holding A/S	595	54,955
Coloplast A/S Class B	705	70,461
Danske Bank A/S	4,128	129,212
DSV A/S	1,049	84,755
Genmab A/S (b)	330	50,926
H Lundbeck A/S	329	23,117
ISS A/S	991	34,056
Novo Nordisk A/S Class B	9,781	453,683
Novozymes A/S Class B	1,252	63,507
Orsted A/S (d)	1,049	63,451
Pandora A/S	661	46,176
Tryg A/S	614	14,413
Vestas Wind Systems A/S	1,137	70,378
William Demant Holding A/S (b)	705	28,370
		1,322,084
FINLAND — 1.2%
Elisa Oyj	837	38,767
Fortum Oyj	2,651	63,265
Kone Oyj Class B	1,870	95,324
Metso Oyj	683	22,886
Neste Oyj	771	60,492
Nokia Oyj	31,034	178,632

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Nokian Renkaat Oyj	683	26,985
Orion Oyj Class B	617	16,634
Sampo Oyj Class A	2,431	118,642
Stora Enso Oyj Class R	3,290	64,379
UPM-Kymmene Oyj	2,950	105,464
Wartsila Oyj Abp	2,648	52,033
		843,503
FRANCE — 10.4%
Accor SA	1,045	51,268
Aeroports de Paris	176	39,803
Air Liquide SA	2,363	297,136
Airbus SE	3,204	375,056
Alstom SA	903	41,497
Amundi SA (d)	352	24,387
Arkema SA	396	46,882
Atos SE	536	73,188
AXA SA	10,686	262,193
BioMerieux (a)	241	21,694
BNP Paribas SA	6,202	385,157
Bollore SA	5,317	24,732
Bouygues SA	1,256	54,126
Bureau Veritas SA	1,615	43,105
Capgemini SE	881	118,496
Carrefour SA	3,403	55,108
Casino Guichard Perrachon SA	330	12,811
Cie de Saint-Gobain	2,732	122,072
Cie Generale des Etablissements Michelin SCA	947	115,321
CNP Assurances	1,013	23,051
Covivio REIT	200	20,806
Credit Agricole SA	6,325	84,445
Danone SA	3,318	243,554
Dassault Aviation SA	16	30,487
Dassault Systemes SE	719	100,736
Edenred (a)	1,313	41,483
Eiffage SA	352	38,295
Essilor International Cie Generale d'Optique SA	1,144	161,483
Eurazeo SA	271	20,551
Eutelsat Communications SA	1,035	21,468
Faurecia SA	441	31,470
Gecina SA REIT	266	44,504
Getlink	2,779	38,108
Hermes International	171	104,577
ICADE REIT	220	20,626
Iliad SA (a)	154	24,336
Imerys SA	220	17,788
Ingenico Group SA	341	30,656
Ipsen SA	221	34,666
JCDecaux SA	440	14,723
Kering SA	417	235,450
Klepierre SA REIT	1,134	42,699
Lagardere SCA	32	845
Legrand SA	1,469	107,882
L'Oreal SA	1,391	343,489
LVMH Moet Hennessy Louis Vuitton SE	1,540	512,798
Natixis SA	5,611	39,818
Security Description	Shares	Value
Orange SA	10,975	183,815
Pernod Ricard SA (a)	1,170	191,108
Peugeot SA	2,893	66,068
Publicis Groupe SA	1,160	79,826
Remy Cointreau SA	132	17,107
Renault SA (a)	1,011	85,968
Rexel SA	1,835	26,384
Safran SA	1,880	228,389
Sanofi	6,230	499,349
Schneider Electric SE	2,968	247,491
SCOR SE	969	36,000
SEB SA	115	20,087
Societe BIC SA	176	16,316
Societe Generale SA	4,236	178,616
Sodexo SA	501	50,083
Suez	2,128	27,591
Teleperformance	335	59,178
Thales SA	588	75,757
Ubisoft Entertainment SA (b)	369	40,489
Unibail-Rodamco-Westfield (b)(e)	4,140	44,873
Unibail-Rodamco-Westfield (e)	753	165,767
Valeo SA	1,325	72,431
Veolia Environnement SA	2,695	57,676
Vinci SA	2,774	266,746
Vivendi SA	5,878	144,120
Wendel SA	176	24,248
		7,500,309
GERMANY — 10.3%
1&1 Drillisch AG	308	17,534
adidas AG	1,037	226,350
Allianz SE	2,433	502,852
Axel Springer SE	264	19,095
BASF SE	5,070	484,865
Bayer AG	4,942	544,403
Bayerische Motoren Werke AG	1,822	165,141
Bayerische Motoren Werke AG Preference Shares	330	26,315
Beiersdorf AG	595	67,552
Brenntag AG	925	51,537
Commerzbank AG (b)	5,554	53,245
Continental AG	604	137,902
Covestro AG (d)	1,084	96,719
Daimler AG	5,025	323,444
Delivery Hero AG (b)(d)	483	25,704
Deutsche Bank AG	10,847	116,791
Deutsche Boerse AG	1,058	141,006
Deutsche Lufthansa AG	1,440	34,634
Deutsche Post AG	5,409	176,638
Deutsche Telekom AG (b)	18,391	284,939
Deutsche Wohnen SE	2,034	98,317
Evonik Industries AG	969	33,183
Fraport AG Frankfurt Airport Services Worldwide	242	23,344
Fresenius Medical Care AG & Co. KGaA	1,183	119,309
Fresenius SE & Co. KGaA	2,285	183,548
Fuchs Petrolub SE Preference Shares	418	20,615

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
GEA Group AG	1,079	36,395
Hannover Rueck SE	352	43,892
HeidelbergCement AG	837	70,439
Henkel AG & Co. KGaA Preference Shares	984	125,801
Henkel AG & Co. KGaA	617	68,616
HOCHTIEF AG	132	23,857
HUGO BOSS AG	396	35,952
Infineon Technologies AG	6,246	159,196
Innogy SE (d)	776	33,242
KION Group AG	403	29,003
KS AG	1,145	28,274
Lanxess AG	482	37,592
Linde AG	1,022	243,898
MAN SE	220	24,903
Merck KGaA	714	69,708
METRO AG	1,057	13,063
MTU Aero Engines AG	304	58,422
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	852	180,100
OSRAM Licht AG	529	21,617
Porsche Automobil Holding SE Preference Shares	903	57,522
ProSiebenSat.1 Media SE	1,322	33,540
Puma SE	33	19,303
QIAGEN NV (b)	1,296	47,210
RWE AG	2,915	66,452
SAP SE	5,427	626,977
Sartorius AG Preference Shares	187	27,968
Schaeffler AG Preference Shares	991	12,901
Siemens AG	4,223	558,239
Siemens Healthineers AG (b)(d)	788	32,528
Symrise AG	727	63,746
Telefonica Deutschland Holding AG	4,463	17,592
ThyssenKrupp AG	2,192	53,284
TUI AG	2,506	55,005
Uniper SE	1,057	31,519
United Internet AG	727	41,643
Volkswagen AG	129	21,312
Volkswagen AG Preference Shares	1,020	169,370
Vonovia SE	2,773	131,965
Wirecard AG	683	110,006
Zalando SE (b)	506	28,281
		7,485,315
HONG KONG — 3.6%
AIA Group, Ltd.	66,600	582,345
ASM Pacific Technology, Ltd.	1,800	22,760
Bank of East Asia, Ltd.	6,856	27,396
CK Asset Holdings, Ltd.	14,000	111,173
CK Hutchison Holdings, Ltd.	14,500	153,771
CK Infrastructure Holdings, Ltd.	3,500	25,942
CLP Holdings, Ltd.	9,000	96,935
Dairy Farm International Holdings, Ltd.	1,800	15,822
Galaxy Entertainment Group, Ltd.	13,000	100,663
Hang Lung Group, Ltd.	3,000	8,413
Hang Lung Properties, Ltd.	13,000	26,810
Security Description	Shares	Value
Hang Seng Bank, Ltd.	4,400	110,036
Henderson Land Development Co., Ltd.	7,500	39,673
HK Electric Investments & HK Electric Investments, Ltd. (d)	15,000	14,301
HKT Trust & HKT, Ltd.	22,000	28,098
Hong Kong Exchanges & Clearing, Ltd.	6,444	193,843
Hongkong Land Holdings, Ltd.	6,600	47,190
Hysan Development Co., Ltd.	2,000	11,166
Jardine Matheson Holdings, Ltd.	1,300	82,030
Jardine Strategic Holdings, Ltd.	1,300	47,424
Kerry Properties, Ltd.	2,500	11,966
Li & Fung, Ltd.	44,000	16,152
Link REIT	12,000	109,592
Melco Resorts & Entertainment, Ltd. ADR	1,123	31,444
MTR Corp., Ltd.	8,500	47,021
New World Development Co., Ltd.	33,389	46,984
NWS Holdings, Ltd.	7,530	13,034
PCCW, Ltd.	24,000	13,521
Power Assets Holdings, Ltd.	8,000	55,930
Sands China, Ltd.	13,200	70,581
Shangri-La Asia, Ltd.	2,000	3,763
Sino Land Co., Ltd.	14,675	23,868
SJM Holdings, Ltd.	13,000	16,172
Sun Hung Kai Properties, Ltd.	9,000	135,824
Swire Pacific, Ltd. Class A	2,500	26,480
Swire Properties, Ltd.	6,600	24,396
Techtronic Industries Co., Ltd.	7,500	41,824
WH Group, Ltd.	52,500	42,760
Wharf Holdings, Ltd.	4,000	12,848
Wharf Real Estate Investment Co., Ltd.	6,000	42,713
Wheelock & Co., Ltd.	4,000	27,863
Yue Yuen Industrial Holdings, Ltd.	3,500	9,882
		2,570,409
IRELAND — 0.7%
AerCap Holdings NV (b)	835	45,215
AIB Group PLC	4,741	25,739
Bank of Ireland Group PLC	5,483	42,795
CRH PLC	4,610	163,356
James Hardie Industries PLC	2,651	44,423
Kerry Group PLC Class A	876	91,641
Paddy Power Betfair PLC	484	53,684
Ryanair Holdings PLC ADR (b)	198	22,618
Smurfit Kappa Group PLC	1,184	47,969
		537,440
ISRAEL — 0.6%
Azrieli Group, Ltd.	264	13,083
Bank Hapoalim BM	6,369	43,062
Bank Leumi Le-Israel BM	7,076	41,754
Bezeq The Israeli Telecommunication Corp., Ltd.	12,388	13,929
Check Point Software Technologies, Ltd. (a)(b)	771	75,311
Elbit Systems, Ltd.	134	15,715

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Frutarom Industries, Ltd.	240	23,505
Israel Chemicals, Ltd.	3,047	13,901
Mizrahi Tefahot Bank, Ltd.	837	15,359
Nice, Ltd. (b)	352	36,310
Teva Pharmaceutical Industries, Ltd.	5,457	129,443
		421,372
ITALY — 1.6%
Assicurazioni Generali SpA	6,472	108,585
Atlantia SpA	2,860	84,548
Davide Campari-Milano SpA	3,382	27,818
Ferrari NV	678	92,221
Intesa Sanpaolo SpA (e)	74,371	215,908
Intesa Sanpaolo SpA (e)	5,567	16,886
Leonardo SpA	2,409	23,812
Luxottica Group SpA	1,013	65,358
Mediobanca Banca di Credito Finanziario SpA	3,378	31,402
Moncler SpA	940	42,802
Pirelli & C SpA (b)(d)	2,101	17,544
Poste Italiane SpA (d)	3,114	26,068
Prysmian SpA	1,190	29,636
Recordati SpA	618	24,576
Snam SpA	12,623	52,703
Telecom Italia SpA/Milano (b)(e)	60,521	45,040
Telecom Italia SpA/Milano (e)	36,027	23,539
Terna Rete Elettrica Nazionale SpA (a)	7,803	42,199
UniCredit SpA	11,075	184,856
UnipolSai Assicurazioni SpA	472	1,043
		1,156,544
JAPAN — 25.5%
ABC-Mart, Inc.	200	10,942
Aeon Co., Ltd. (a)	3,400	72,749
AEON Financial Service Co., Ltd.	500	10,671
Aeon Mall Co., Ltd.	600	10,780
Air Water, Inc.	1,000	18,363
Aisin Seiki Co., Ltd.	1,000	45,592
Ajinomoto Co., Inc.	2,800	52,984
Alfresa Holdings Corp.	1,200	28,222
Alps Electric Co., Ltd.	1,100	28,263
Amada Holdings Co., Ltd.	2,200	21,153
ANA Holdings, Inc.	600	22,041
Aozora Bank, Ltd.	600	22,832
Asahi Glass Co., Ltd.	1,100	42,852
Asahi Group Holdings, Ltd.	2,000	102,415
Asahi Kasei Corp.	6,700	85,168
Asics Corp. (a)	500	8,455
Astellas Pharma, Inc.	11,100	169,258
Bandai Namco Holdings, Inc.	1,100	45,384
Bank of Kyoto, Ltd.	200	9,263
Benesse Holdings, Inc.	300	10,644
Bridgestone Corp.	3,400	133,004
Brother Industries, Ltd.	1,200	23,704
Calbee, Inc.	300	11,281
Canon, Inc. (a)	5,500	180,296
Casio Computer Co., Ltd. (a)	900	14,642
Central Japan Railway Co.	800	165,829
Security Description	Shares	Value
Chiba Bank, Ltd.	3,300	23,328
Chubu Electric Power Co., Inc.	3,600	53,985
Chugai Pharmaceutical Co., Ltd.	1,300	68,189
Chugoku Electric Power Co., Inc.	1,600	20,685
Coca-Cola Bottlers Japan Holdings, Inc. (a)	600	23,970
Concordia Financial Group, Ltd.	6,600	33,606
Credit Saison Co., Ltd.	1,000	15,745
CyberAgent, Inc.	500	30,064
Dai Nippon Printing Co., Ltd.	1,400	31,333
Daicel Corp.	1,500	16,603
Daifuku Co., Ltd.	400	17,533
Dai-ichi Life Holdings, Inc.	5,900	105,253
Daiichi Sankyo Co., Ltd.	3,200	122,407
Daikin Industries, Ltd.	1,400	167,724
Daito Trust Construction Co., Ltd.	400	65,039
Daiwa House Industry Co., Ltd.	3,200	109,089
Daiwa House REIT Investment Corp.	9	21,361
Daiwa Securities Group, Inc.	7,400	42,978
DeNA Co., Ltd.	500	9,376
Denso Corp.	2,500	122,150
Dentsu, Inc. (a)	1,200	56,877
Disco Corp.	200	34,144
Don Quijote Holdings Co., Ltd.	500	24,015
East Japan Railway Co.	1,700	162,917
Eisai Co., Ltd.	1,400	98,638
FamilyMart UNY Holdings Co., Ltd.	400	42,107
FANUC Corp.	1,100	218,530
Fast Retailing Co., Ltd.	300	137,887
Fuji Electric Co., Ltd.	3,000	22,859
FUJIFILM Holdings Corp.	2,200	85,922
Fujitsu, Ltd.	10,000	60,651
Fukuoka Financial Group, Inc.	3,000	15,086
Hakuhodo DY Holdings, Inc.	1,400	22,473
Hamamatsu Photonics KK	600	25,784
Hankyu Hanshin Holdings, Inc.	1,400	56,308
Hikari Tsushin, Inc.	100	17,578
Hino Motors, Ltd.	1,500	16,020
Hirose Electric Co., Ltd.	105	13,015
Hisamitsu Pharmaceutical Co., Inc.	300	25,324
Hitachi Chemical Co., Ltd.	400	8,071
Hitachi Construction Machinery Co., Ltd.	400	13,001
Hitachi High-Technologies Corp.	300	12,242
Hitachi Metals, Ltd.	1,600	16,612
Hitachi, Ltd.	27,000	190,522
Honda Motor Co., Ltd.	9,000	264,316
Hoshizaki Corp.	300	30,362
Hoya Corp.	2,100	119,423
Hulic Co., Ltd. (a)	1,700	18,156
IHI Corp.	800	27,879
Iida Group Holdings Co., Ltd.	1,000	19,293
Isetan Mitsukoshi Holdings, Ltd.	2,200	27,489
Isuzu Motors, Ltd.	2,600	34,541
ITOCHU Corp.	7,800	141,367
J Front Retailing Co., Ltd.	1,300	19,800

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Japan Airlines Co., Ltd.	600	21,277
Japan Airport Terminal Co., Ltd.	300	14,057
Japan Exchange Group, Inc.	3,100	57,626
Japan Post Bank Co., Ltd.	2,200	25,622
Japan Post Holdings Co., Ltd.	8,700	95,275
Japan Prime Realty Investment Corp. REIT	3	10,901
Japan Real Estate Investment Corp. REIT	7	37,033
Japan Retail Fund Investment Corp. REIT	15	27,030
Japan Tobacco, Inc.	6,100	170,446
JFE Holdings, Inc.	2,700	51,092
JGC Corp.	1,200	24,192
JSR Corp.	1,000	17,027
JTEKT Corp.	1,200	16,337
Kajima Corp.	5,000	38,731
Kakaku.com, Inc.	400	9,035
Kamigumi Co., Ltd.	500	10,396
Kaneka Corp.	1,000	8,965
Kansai Electric Power Co., Inc.	3,900	56,899
Kansai Paint Co., Ltd.	1,100	22,861
Kao Corp.	2,700	205,977
Kawasaki Heavy Industries, Ltd.	800	23,581
KDDI Corp.	10,000	273,642
Keihan Holdings Co., Ltd.	400	14,355
Keikyu Corp.	1,300	21,314
Keio Corp.	500	24,195
Keisei Electric Railway Co., Ltd.	700	24,046
Keyence Corp.	500	282,400
Kikkoman Corp.	700	35,327
Kintetsu Group Holdings Co., Ltd.	800	32,646
Kirin Holdings Co., Ltd.	4,500	120,376
Kobayashi Pharmaceutical Co., Ltd. (a)	300	25,920
Kobe Steel, Ltd.	2,200	20,140
Koito Manufacturing Co., Ltd.	500	33,043
Komatsu, Ltd.	5,100	145,866
Konami Holdings Corp.	400	20,367
Konica Minolta, Inc.	2,200	20,438
Kose Corp.	200	43,100
Kubota Corp.	5,500	86,548
Kuraray Co., Ltd.	1,800	24,798
Kurita Water Industries, Ltd.	400	11,412
Kyocera Corp.	1,800	101,518
Kyowa Hakko Kirin Co., Ltd.	1,500	30,240
Kyushu Electric Power Co., Inc.	2,200	24,549
Kyushu Financial Group, Inc.	100	483
Kyushu Railway Co.	749	22,923
Lawson, Inc.	300	18,742
LINE Corp. (a)(b)	400	16,666
Lion Corp. (a)	1,200	21,993
LIXIL Group Corp.	1,500	30,009
M3, Inc.	1,300	51,817
Mabuchi Motor Co., Ltd.	200	9,516
Makita Corp.	1,300	58,272
Marubeni Corp.	9,300	70,956
Marui Group Co., Ltd. (a)	1,100	23,179
Security Description	Shares	Value
Maruichi Steel Tube, Ltd.	300	10,170
Mazda Motor Corp.	3,200	39,290
McDonald's Holdings Co. Japan, Ltd.	200	10,202
Mebuki Financial Group, Inc.	4,900	16,456
Medipal Holdings Corp.	1,100	22,126
MEIJI Holdings Co., Ltd.	600	50,594
MINEBEA MITSUMI, Inc.	2,200	37,221
MISUMI Group, Inc.	1,600	46,657
Mitsubishi Chemical Holdings Corp.	7,600	63,632
Mitsubishi Corp.	7,600	211,193
Mitsubishi Electric Corp.	10,000	133,120
Mitsubishi Estate Co., Ltd.	6,500	113,669
Mitsubishi Gas Chemical Co., Inc.	1,100	24,927
Mitsubishi Heavy Industries, Ltd.	1,500	54,589
Mitsubishi Materials Corp.	300	8,247
Mitsubishi Motors Corp.	4,400	35,076
Mitsubishi Tanabe Pharma Corp.	1,400	24,192
Mitsubishi UFJ Financial Group, Inc.	65,200	371,487
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,800	11,067
Mitsui & Co., Ltd.	9,400	156,787
Mitsui Chemicals, Inc.	800	21,306
Mitsui Fudosan Co., Ltd.	4,900	118,292
Mitsui OSK Lines, Ltd.	300	7,226
Mizuho Financial Group, Inc.	132,900	223,770
MS&AD Insurance Group Holdings, Inc.	2,600	80,841
Murata Manufacturing Co., Ltd.	1,000	168,104
Nabtesco Corp.	400	12,314
Nagoya Railroad Co., Ltd.	1,000	25,820
NEC Corp.	1,400	38,424
Nexon Co., Ltd. (b)	2,400	34,863
NGK Insulators, Ltd.	1,500	26,719
NGK Spark Plug Co., Ltd.	1,000	28,529
NH Foods, Ltd.	500	20,200
Nidec Corp.	1,300	195,120
Nikon Corp.	1,800	28,650
Nintendo Co., Ltd.	600	196,091
Nippon Building Fund, Inc. REIT (a)	7	40,383
Nippon Electric Glass Co., Ltd.	300	8,342
Nippon Express Co., Ltd.	400	29,034
Nippon Paint Holdings Co., Ltd.	600	25,838
Nippon Prologis REIT, Inc.	7	14,523
Nippon Steel & Sumitomo Metal Corp.	4,400	86,419
Nippon Telegraph & Telephone Corp.	3,800	172,769
Nippon Yusen KK	900	17,868
Nissan Chemical Industries, Ltd.	700	32,673
Nissan Motor Co., Ltd.	12,800	124,574
Nisshin Seifun Group, Inc.	700	14,820
Nissin Foods Holdings Co., Ltd.	300	21,695
Nitori Holdings Co., Ltd.	400	62,402
Nitto Denko Corp.	900	68,114
NOK Corp.	200	3,871

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Nomura Holdings, Inc.	20,000	97,179
Nomura Real Estate Holdings, Inc.	500	11,096
Nomura Real Estate Master Fund, Inc.	22	31,044
Nomura Research Institute, Ltd.	600	29,089
NSK, Ltd.	2,200	22,702
NTT Data Corp.	3,900	44,928
NTT DOCOMO, Inc.	7,600	193,662
Obayashi Corp.	3,600	37,474
Obic Co., Ltd.	300	24,836
Odakyu Electric Railway Co., Ltd.	1,800	38,644
Oji Holdings Corp.	5,000	31,012
Olympus Corp.	1,600	59,947
Omron Corp.	1,200	56,010
Ono Pharmaceutical Co., Ltd.	2,200	51,581
Oracle Corp. Japan	100	8,170
Oriental Land Co., Ltd.	1,100	115,447
ORIX Corp.	7,400	117,048
Osaka Gas Co., Ltd.	2,100	43,464
Otsuka Corp.	400	15,691
Otsuka Holdings Co., Ltd.	2,200	106,539
Panasonic Corp.	12,100	163,150
Park24 Co., Ltd.	400	10,888
Pola Orbis Holdings, Inc.	300	13,204
Rakuten, Inc.	4,800	32,475
Recruit Holdings Co., Ltd.	6,100	168,849
Renesas Electronics Corp. (b)	4,700	46,081
Resona Holdings, Inc.	11,600	62,061
Ricoh Co., Ltd.	3,700	33,939
Rinnai Corp.	100	8,820
Rohm Co., Ltd.	500	41,981
Ryohin Keikaku Co., Ltd.	100	35,210
Sankyo Co., Ltd.	100	3,914
Santen Pharmaceutical Co., Ltd.	2,200	38,353
SBI Holdings, Inc.	1,300	33,496
Secom Co., Ltd.	1,200	92,163
Sega Sammy Holdings, Inc.	500	8,568
Seibu Holdings, Inc.	1,300	21,924
Seiko Epson Corp.	1,800	31,299
Sekisui Chemical Co., Ltd.	2,200	37,499
Sekisui House, Ltd.	3,500	61,933
Seven & i Holdings Co., Ltd.	4,200	183,182
Seven Bank, Ltd.	4,400	13,466
SG Holdings Co., Ltd.	500	10,969
Sharp Corp.	600	14,626
Shimadzu Corp.	1,300	39,317
Shimamura Co., Ltd.	100	8,802
Shimano, Inc.	400	58,719
Shimizu Corp.	2,200	22,821
Shin-Etsu Chemical Co., Ltd.	2,000	178,269
Shinsei Bank, Ltd.	700	10,781
Shionogi & Co., Ltd.	1,600	82,206
Shiseido Co., Ltd.	2,100	166,802
Shizuoka Bank, Ltd.	2,200	19,882
Showa Shell Sekiyu KK	1,100	16,416
SMC Corp.	300	110,044
SoftBank Group Corp.	4,500	323,915
Sohgo Security Services Co., Ltd.	300	14,138
Security Description	Shares	Value
Sompo Holdings, Inc.	1,800	72,803
Sony Corp.	6,900	352,833
Sony Financial Holdings, Inc. (a)	1,000	19,104
Stanley Electric Co., Ltd.	500	17,063
Start Today Co., Ltd.	1,300	47,122
Subaru Corp.	3,400	98,993
SUMCO Corp. (a)	1,300	26,255
Sumitomo Chemical Co., Ltd.	8,000	45,357
Sumitomo Corp.	6,200	101,873
Sumitomo Dainippon Pharma Co., Ltd.	500	10,585
Sumitomo Electric Industries, Ltd.	4,400	65,544
Sumitomo Heavy Industries, Ltd.	500	16,883
Sumitomo Metal Mining Co., Ltd.	1,300	49,740
Sumitomo Mitsui Financial Group, Inc.	7,400	287,676
Sumitomo Mitsui Trust Holdings, Inc.	1,800	71,389
Sumitomo Realty & Development Co., Ltd.	2,000	73,832
Sumitomo Rubber Industries, Ltd. (a)	1,000	15,890
Sundrug Co., Ltd.	200	8,107
Suntory Beverage & Food, Ltd.	600	25,622
Suruga Bank, Ltd.	1,000	8,947
Suzuken Co., Ltd.	300	12,703
Suzuki Motor Corp.	1,900	104,945
Sysmex Corp.	900	84,016
T&D Holdings, Inc.	2,700	40,574
Taiheiyo Cement Corp.	600	19,744
Taisei Corp.	1,100	60,678
Taisho Pharmaceutical Holdings Co., Ltd.	200	23,419
Taiyo Nippon Sanso Corp.	700	10,036
Takashimaya Co., Ltd.	1,000	8,559
Takeda Pharmaceutical Co., Ltd. (a)	3,900	164,711
TDK Corp.	700	71,539
Teijin, Ltd.	1,100	20,180
Temp Holdings Co., Ltd.	700	15,616
Terumo Corp.	1,700	97,459
THK Co., Ltd.	600	17,199
Tobu Railway Co., Ltd.	1,000	30,605
Toho Co., Ltd.	500	16,770
Toho Gas Co., Ltd.	400	13,849
Tohoku Electric Power Co., Inc.	2,200	26,873
Tokio Marine Holdings, Inc.	3,700	173,467
Tokyo Century Corp.	200	11,339
Tokyo Electric Power Co. Holdings, Inc. (b)	8,800	40,995
Tokyo Electron, Ltd.	900	154,543
Tokyo Gas Co., Ltd.	2,100	55,749
Tokyo Tatemono Co., Ltd.	1,100	15,105
Tokyu Corp.	2,300	39,619
Tokyu Fudosan Holdings Corp.	2,700	19,062
Toppan Printing Co., Ltd.	2,000	15,673
Toray Industries, Inc.	7,700	60,757
Toshiba Corp. (b)	38,000	114,242
Tosoh Corp.	1,500	23,252

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
TOTO, Ltd.	700	32,483
Toyo Seikan Group Holdings, Ltd.	1,200	21,082
Toyo Suisan Kaisha, Ltd.	300	10,685
Toyoda Gosei Co., Ltd.	300	7,608
Toyota Industries Corp.	700	39,245
Toyota Motor Corp.	12,700	822,092
Toyota Tsusho Corp.	1,200	40,193
Trend Micro, Inc.	600	34,235
Tsuruha Holdings, Inc.	200	25,080
Unicharm Corp.	2,200	66,200
United Urban Investment Corp. REIT	16	24,831
USS Co., Ltd.	1,300	24,741
West Japan Railway Co.	900	66,335
Yahoo! Japan Corp. (a)	8,800	29,237
Yakult Honsha Co., Ltd.	600	40,085
Yamada Denki Co., Ltd. (a)	4,400	21,888
Yamaguchi Financial Group, Inc.	1,000	11,267
Yamaha Corp.	700	36,401
Yamaha Motor Co., Ltd. (a)	1,600	40,244
Yamato Holdings Co., Ltd. (a)	1,700	50,095
Yamazaki Baking Co., Ltd.	700	18,327
Yaskawa Electric Corp.	1,400	49,483
Yokogawa Electric Corp.	1,300	23,144
Yokohama Rubber Co., Ltd.	500	10,396
		18,481,864
LUXEMBOURG — 0.4%
ArcelorMittal	3,665	107,448
Eurofins Scientific SE	65	36,154
Millicom International Cellular SA SDR	396	23,416
RTL Group SA	242	16,416
SES SA	2,169	39,734
Tenaris SA	2,805	51,466
		274,634
MACAU — 0.1%
MGM China Holdings, Ltd. (a)	5,200	12,063
Wynn Macau, Ltd.	8,800	28,322
		40,385
MEXICO — 0.0% (c)
Fresnillo PLC	1,344	20,291
NETHERLANDS — 3.1%
ABN AMRO Group NV (d)	2,121	55,025
Aegon NV	10,398	62,352
Akzo Nobel NV	1,385	118,563
ALTICE EUROPE NV (b)	204	831
ASML Holding NV	2,253	446,394
Boskalis Westminster	25	728
EXOR NV	661	44,530
Heineken Holding NV	595	57,034
Heineken NV	1,388	139,401
ING Groep NV	21,413	308,209
Koninklijke Ahold Delhaize NV	6,946	166,292
Koninklijke DSM NV	1,025	103,063
Koninklijke KPN NV	20,429	55,575
Koninklijke Philips NV	5,286	224,803
Security Description	Shares	Value
Koninklijke Vopak NV	418	19,312
NN Group NV	1,862	75,741
NXP Semiconductors NV (b)	1,887	206,193
Randstad NV	705	41,502
Wolters Kluwer NV	1,587	89,421
		2,214,969
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd.	3,843	29,818
Auckland International Airport, Ltd.	6,011	27,593
Fisher & Paykel Healthcare Corp., Ltd.	3,324	33,510
Fletcher Building, Ltd.	4,994	23,499
Meridian Energy, Ltd.	7,663	16,187
Ryman Healthcare, Ltd.	2,329	18,875
Spark New Zealand, Ltd.	10,939	27,626
		177,108
NORWAY — 0.5%
DNB ASA	5,403	105,602
Gjensidige Forsikring ASA	1,212	19,867
Marine Harvest ASA	2,276	45,294
Norsk Hydro ASA	8,041	48,135
Orkla ASA	4,883	42,777
Schibsted ASA Class B	245	6,914
Telenor ASA	4,149	85,088
Yara International ASA	1,057	43,834
		397,511
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	13,846	54,964
Jeronimo Martins SGPS SA	1,520	21,953
		76,917
SINGAPORE — 1.4%
Ascendas Real Estate Investment Trust	13,200	25,558
CapitaLand Commercial Trust	15,294	18,620
CapitaLand Mall Trust REIT	15,400	23,380
CapitaLand, Ltd.	15,400	35,690
City Developments, Ltd.	2,200	17,635
ComfortDelGro Corp., Ltd.	13,200	22,750
DBS Group Holdings, Ltd.	9,873	192,681
Genting Singapore, Ltd.	35,200	31,495
Golden Agri-Resources, Ltd.	28,100	6,286
Hutchison Port Holdings Trust (a)	1,800	504
Jardine Cycle & Carriage, Ltd.	400	9,335
Keppel Corp., Ltd.	8,800	46,146
Oversea-Chinese Banking Corp., Ltd.	17,600	150,249
SATS, Ltd.	4,000	14,668
Sembcorp Industries, Ltd.	6,600	13,311
Singapore Airlines, Ltd.	2,200	17,248
Singapore Exchange, Ltd.	4,400	23,138
Singapore Press Holdings, Ltd. (a)	8,800	16,780
Singapore Technologies Engineering, Ltd.	8,800	21,234
Singapore Telecommunications, Ltd.	45,100	101,876
Suntec Real Estate Investment Trust	15,400	19,539
United Overseas Bank, Ltd.	7,371	144,663

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
UOL Group, Ltd.	2,723	15,218
Venture Corp., Ltd.	1,400	18,318
Wilmar International, Ltd.	11,000	24,686
		1,011,008
SOUTH AFRICA — 0.1%
Investec PLC	3,709	26,345
Mediclinic International PLC	2,192	15,240
Old Mutual, Ltd. (a)(b)	4,219	8,377
		49,962
SPAIN — 3.1%
Abertis Infraestructuras SA	177	3,795
ACS Actividades de Construccion y Servicios SA	1,197	48,495
Aena SME SA (d)	396	71,895
Amadeus IT Group SA	2,413	190,450
Banco Bilbao Vizcaya Argentaria SA	36,860	261,400
Banco de Sabadell SA	31,609	52,977
Banco Santander SA	89,073	477,555
Bankia SA	6,884	25,776
Bankinter SA	4,039	39,339
CaixaBank SA	19,685	85,176
Enagas SA	1,366	39,936
Endesa SA (a)	1,924	42,445
Ferrovial SA	2,685	55,095
Gas Natural SDG SA (a)	2,106	55,767
Grifols SA	1,813	54,570
Iberdrola SA	32,235	249,301
Industria de Diseno Textil SA	6,017	205,556
Mapfre SA	6,457	19,488
Red Electrica Corp. SA (a)	2,585	52,636
Siemens Gamesa Renewable Energy SA (a)	1,650	22,164
Telefonica SA	25,773	219,035
		2,272,851
SWEDEN — 2.8%
Alfa Laval AB	1,769	42,040
Assa Abloy AB Class B	5,540	118,219
Atlas Copco AB Class A	3,821	111,393
Atlas Copco AB Class B	2,156	56,551
Boliden AB	1,659	53,891
Electrolux AB Class B	1,454	33,156
Epiroc AB Class A (b)	3,646	38,306
Epiroc AB Class B (b)	2,050	18,791
Essity AB Class B	3,352	82,882
Getinge AB Class B	62	565
Hennes & Mauritz AB Class B (a)	4,864	72,585
Hexagon AB Class B	1,430	79,844
Husqvarna AB Class B	2,475	23,522
ICA Gruppen AB (a)	484	14,862
Industrivarden AB Class C	969	18,815
Investor AB Class B	2,517	102,666
Kinnevik AB Class B	1,432	49,126
L E Lundbergforetagen AB Class B	388	11,936
Nordea Bank AB	16,760	161,642
Sandvik AB	6,369	113,198
Security Description	Shares	Value
Securitas AB Class B	1,902	31,349
Skandinaviska Enskilda Banken AB Class A	9,096	86,588
Skanska AB Class B	2,056	37,415
SKF AB Class B	2,095	39,038
Svenska Handelsbanken AB Class A	8,436	93,884
Swedbank AB Class A	5,005	107,306
Swedish Match AB	1,006	49,895
Tele2 AB Class B	2,135	25,130
Telefonaktiebolaget LM Ericsson Class B	16,980	131,459
Telia Co. AB	15,526	71,087
Volvo AB Class B	8,649	138,446
		2,015,587
SWITZERLAND — 8.9%
ABB, Ltd.	10,141	221,724
Adecco Group AG	899	53,200
Baloise Holding AG	270	39,238
Barry Callebaut AG	13	23,304
Chocoladefabriken Lindt & Spruengli AG (e)	6	38,854
Chocoladefabriken Lindt & Spruengli AG (e)	1	75,935
Cie Financiere Richemont SA	2,878	243,816
Clariant AG (b)	1,108	26,580
Coca-Cola HBC AG (b)	1,079	36,055
Credit Suisse Group AG	14,012	210,967
Dufry AG (b)	192	24,441
EMS-Chemie Holding AG	44	28,205
Ferguson PLC	1,308	106,204
Geberit AG	205	87,929
Givaudan SA	49	111,132
Julius Baer Group, Ltd. (b)	1,238	72,663
Kuehne + Nagel International AG	330	49,586
LafargeHolcim, Ltd. (b)	2,717	132,382
Lonza Group AG (b)	396	105,087
Nestle SA	17,207	1,332,613
Novartis AG	12,292	931,912
Pargesa Holding SA	198	16,770
Partners Group Holding AG	95	69,603
Roche Holding AG	3,878	861,366
Schindler Holding AG (e)	226	48,616
Schindler Holding AG (e)	132	27,757
SGS SA	26	69,180
Sika AG	698	96,586
Sonova Holding AG	308	55,167
STMicroelectronics NV	3,819	85,209
Straumann Holding AG	62	47,142
Swatch Group AG (e)	176	83,502
Swatch Group AG (e)	286	24,727
Swiss Life Holding AG (b)	198	68,795
Swiss Prime Site AG (b)	418	38,371
Swiss Re AG	1,736	149,832
Swisscom AG (a)	154	68,737
Temenos AG (b)	316	47,737
UBS Group AG (b)	21,217	327,459
Vifor Pharma AG	220	35,151

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	834	247,021
		6,420,555
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	546	25,821
UNITED KINGDOM — 15.3%
3i Group PLC	5,377	63,934
Admiral Group PLC	1,278	32,185
Ashtead Group PLC	2,736	82,105
Associated British Foods PLC	1,968	71,140
AstraZeneca PLC	6,997	485,261
Auto Trader Group PLC (d)	6,007	33,777
Aviva PLC	22,058	146,775
Babcock International Group PLC	1,520	16,411
BAE Systems PLC	17,495	149,397
Barclays PLC	95,135	237,388
Barratt Developments PLC	6,007	40,875
Berkeley Group Holdings PLC	793	39,627
British American Tobacco PLC	12,657	640,009
British Land Co. PLC REIT	5,173	45,909
BT Group PLC	46,612	134,033
Bunzl PLC	2,012	60,963
Burberry Group PLC	2,318	66,103
Capita PLC	368	776
Carnival PLC	1,006	57,736
CNH Industrial NV	5,654	60,046
Cobham PLC (b)	654	1,111
Coca-Cola European Partners PLC	1,322	53,683
Compass Group PLC	8,710	186,118
ConvaTec Group PLC (d)	7,023	19,694
Croda International PLC	771	48,880
DCC PLC	529	48,156
Diageo PLC	13,601	488,782
Direct Line Insurance Group PLC	8,240	37,304
easyJet PLC	947	20,917
Experian PLC	5,046	124,879
Fiat Chrysler Automobiles NV	6,179	117,838
G4S PLC	9,272	32,770
GlaxoSmithKline PLC	27,379	552,979
GVC Holdings PLC	2,864	39,740
Hammerson PLC REIT	4,751	32,780
Hargreaves Lansdown PLC	1,571	40,891
HSBC Holdings PLC	110,651	1,038,241
IMI PLC	75	1,121
Imperial Brands PLC	5,267	196,235
InterContinental Hotels Group PLC	1,077	67,114
International Consolidated Airlines Group SA	3,850	33,812
Intertek Group PLC	892	67,315
ITV PLC	21,685	49,816
J Sainsbury PLC	9,802	41,567
John Wood Group PLC	3,937	32,632
Johnson Matthey PLC	1,145	54,708
Kingfisher PLC	11,974	46,952
Land Securities Group PLC REIT	4,430	55,966
Legal & General Group PLC	32,929	115,642
Lloyds Banking Group PLC	397,629	330,994
Security Description	Shares	Value
London Stock Exchange Group PLC	1,730	102,119
Marks & Spencer Group PLC	9,714	37,846
Meggitt PLC	4,639	30,213
Melrose Industries PLC	25,445	71,454
Merlin Entertainments PLC (d)	4,238	21,637
Micro Focus International PLC	2,536	44,313
Mondi PLC	2,192	59,356
National Grid PLC	18,574	205,595
Next PLC	837	66,856
Pearson PLC	4,326	50,546
Persimmon PLC	1,708	57,119
Prudential PLC	14,274	326,871
Randgold Resources, Ltd.	551	42,338
Reckitt Benckiser Group PLC	3,682	303,288
RELX NV	5,298	112,982
RELX PLC	5,947	127,391
Rolls-Royce Holdings PLC (b)	9,421	122,913
Royal Bank of Scotland Group PLC (b)	26,697	90,267
Royal Mail PLC	5,391	35,972
RSA Insurance Group PLC	6,117	54,868
Sage Group PLC	6,457	53,587
Schroders PLC	690	28,769
Segro PLC REIT	6,163	54,467
Severn Trent PLC	1,432	37,424
Shire PLC	5,014	282,332
Sky PLC	5,701	110,003
Smith & Nephew PLC	4,841	89,351
Smiths Group PLC	2,364	52,996
St James's Place PLC	3,136	47,510
Standard Chartered PLC	15,490	141,641
Standard Life Aberdeen PLC	14,816	63,710
Taylor Wimpey PLC	19,504	46,067
Tesco PLC	53,344	180,787
Travis Perkins PLC	987	18,536
Unilever NV	8,541	476,514
Unilever PLC	6,802	376,456
United Utilities Group PLC	4,083	41,141
Vodafone Group PLC	147,059	356,895
Weir Group PLC	1,326	35,013
Whitbread PLC	1,079	56,398
Wm Morrison Supermarkets PLC	13,269	44,146
WPP PLC	7,024	110,632
		11,111,406
TOTAL COMMON STOCKS (Cost $69,648,798)		72,102,675

RIGHTS — 0.0% (c)
ITALY — 0.0% (c)
Intesa Sanpaolo SpA (expiring 7/17/18) (b) (f)	79,938	—

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (b)	1,197	1,233
TOTAL RIGHTS (Cost $1,304)		1,233
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	15,602	$ 15,602
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,252,444	1,252,444
TOTAL SHORT-TERM INVESTMENTS (Cost $1,268,046)		1,268,046
TOTAL INVESTMENTS — 101.3% (Cost $70,918,148)		73,371,954
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(942,573)
NET ASSETS — 100.0%		$ 72,429,381

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $0, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 4,501,222	$—	$—	$ 4,501,222
Austria	145,866	—	—	145,866
Belgium	873,458	—	—	873,458
Chile	30,611	—	—	30,611
See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
China	$ 123,673	$—	$—	$ 123,673
Denmark	1,322,084	—	—	1,322,084
Finland	843,503	—	—	843,503
France	7,500,309	—	—	7,500,309
Germany	7,485,315	—	—	7,485,315
Hong Kong	2,570,409	—	—	2,570,409
Ireland	537,440	—	—	537,440
Israel	421,372	—	—	421,372
Italy	1,156,544	—	—	1,156,544
Japan	18,481,864	—	—	18,481,864
Luxembourg	274,634	—	—	274,634
Macau	40,385	—	—	40,385
Mexico	20,291	—	—	20,291
Netherlands	2,214,969	—	—	2,214,969
New Zealand	177,108	—	—	177,108
Norway	397,511	—	—	397,511
Portugal	76,917	—	—	76,917
Singapore	1,011,008	—	—	1,011,008
South Africa	49,962	—	—	49,962
Spain	2,272,851	—	—	2,272,851
Sweden	2,015,587	—	—	2,015,587
Switzerland	6,420,555	—	—	6,420,555
United Arab Emirates	25,821	—	—	25,821
United Kingdom	11,111,406	—	—	11,111,406
Rights
Italy	—	0(a)	—	0
Spain	1,233	—	—	1,233
Short-Term Investments	1,268,046	—	—	1,268,046
TOTAL INVESTMENTS	$73,371,954	$—	$—	$73,371,954

(a)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	75,546	$ 75,546	$ 3,246,514	$ 3,306,458	$—	$—	15,602	$ 15,602	$ 663	$—
State Street Navigator Securities Lending Government Money Market Portfolio	242,956	242,956	11,043,582	10,034,094	—	—	1,252,444	1,252,444	14,884	—
Total		$318,502	$14,290,096	$13,340,552	$—	$—		$1,268,046	$15,547	$—
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 5.5%
Ambev SA	29,970	140,058
B3 SA - Brasil Bolsa Balcao	13,226	70,300
Banco Bradesco SA Preference Shares	26,098	182,470
Banco do Brasil SA	196	1,460
BB Seguridade Participacoes SA	4,795	30,484
Braskem SA Class A, Preference Shares	1,458	19,236
CCR SA	255	671
Cia Siderurgica Nacional SA (a)	8,487	17,338
Cosan SA Industria e Comercio	2,160	19,751
Embraer SA	7,987	50,362
Equatorial Energia SA	2,398	35,390
Fibria Celulose SA	1,106	20,861
Gerdau SA Preference Shares	4,320	15,619
Itau Unibanco Holding SA Preference Shares	18,372	192,630
Itausa - Investimentos Itau SA Preference Shares	28,574	68,179
Itausa - Investimentos Itau SA	3	8
JBS SA	8,245	19,930
Localiza Rent a Car SA	3,406	21,008
Lojas Americanas SA Preference Shares	6,619	28,679
Lojas Renner SA	6,561	50,085
Magazine Luiza SA	707	23,519
Rumo SA (a)	6,020	22,062
Suzano Papel e Celulose SA	1,844	21,553
Telefonica Brasil SA Preference Shares	3,993	47,471
Vale SA	20,297	261,613
WEG SA	9,345	39,470
		1,400,207
CHILE — 1.2%
Banco Santander Chile	932,440	73,430
Cencosud SA	13,077	32,343
Empresas CMPC SA	22,121	81,672
Enel Americas SA	239,327	42,161
SACI Falabella	7,868	72,436
		302,042
CHINA — 32.6%
3SBio, Inc. (b)(c)	8,000	18,171
58.com, Inc. ADR (a)	889	61,643
AAC Technologies Holdings, Inc.	3,500	49,296
Agricultural Bank of China, Ltd. Class H	97,000	45,375
Alibaba Group Holding, Ltd. ADR (a)	6,374	1,182,568
Anhui Conch Cement Co., Ltd. Class H	16,000	91,773
ANTA Sports Products, Ltd.	5,000	26,480
Autohome, Inc. ADR	159	16,059
Baidu, Inc. ADR (a)	1,600	388,800
Bank of China, Ltd. Class H	422,000	209,240
Security Description	Shares	Value
Bank of Communications Co., Ltd. Class H	57,000	43,665
Beijing Enterprises Holdings, Ltd.	8,000	38,953
Beijing Enterprises Water Group, Ltd. (a)	64,000	34,914
Brilliance China Automotive Holdings, Ltd.	20,000	36,097
BYD Co., Ltd. Class H (c)	8,000	48,487
CGN Power Co., Ltd. Class H (b)	137,000	35,449
China Cinda Asset Management Co., Ltd. Class H	113,000	36,296
China CITIC Bank Corp., Ltd. Class H	65,000	40,680
China Communications Construction Co., Ltd. Class H	40,000	38,647
China Conch Venture Holdings, Ltd.	20,000	73,163
China Construction Bank Corp. Class H	496,000	458,355
China Everbright International, Ltd.	32,000	41,359
China Evergrande Group (a)(c)	17,000	43,337
China Life Insurance Co., Ltd. Class H	40,000	103,245
China Longyuan Power Group Corp., Ltd. Class H	49,000	39,473
China Mengniu Dairy Co., Ltd. (a)	24,000	81,372
China Merchants Bank Co., Ltd. Class H	16,000	59,041
China Merchants Port Holdings Co., Ltd.	16,981	34,501
China Minsheng Banking Corp., Ltd. Class H (c)	43,800	31,320
China Mobile, Ltd.	36,500	324,271
China National Building Material Co., Ltd. Class H	20,000	19,808
China Oilfield Services, Ltd. Class H	22,000	20,779
China Overseas Land & Investment, Ltd.	16,000	52,718
China Pacific Insurance Group Co., Ltd. Class H	11,400	44,101
China Railway Group, Ltd. Class H	57,000	43,011
China Resources Beer Holdings Co., Ltd.	16,000	77,701
China Resources Gas Group, Ltd.	16,000	69,340
China Resources Land, Ltd.	16,000	53,942
China Taiping Insurance Holdings Co., Ltd.	19,400	60,707
China Telecom Corp., Ltd. Class H	80,000	37,423
China Unicom Hong Kong, Ltd.	32,000	39,972
China Vanke Co., Ltd. Class H	16,200	56,681
CITIC Securities Co., Ltd. Class H	20,000	39,972
CITIC, Ltd.	24,000	33,834
Country Garden Holdings Co., Ltd.	37,000	65,082
CRRC Corp., Ltd. Class H	40,000	31,050
CSPC Pharmaceutical Group, Ltd.	32,000	96,667
Ctrip.com International, Ltd. ADR (a)	2,246	106,977
ENN Energy Holdings, Ltd.	3,000	29,501
Fosun International, Ltd.	28,500	53,618

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Future Land Development Holdings, Ltd. (a)	18,000	16,290
Geely Automobile Holdings, Ltd.	40,000	103,754
Genscript Biotech Corp.	4,000	11,064
Great Wall Motor Co., Ltd. Class H (c)	36,500	27,914
Guangdong Investment, Ltd.	32,000	50,822
Hengan International Group Co., Ltd.	4,000	38,494
Huaneng Power International, Inc. Class H	64,000	42,419
Huatai Securities Co., Ltd. Class H (b)	19,400	30,860
Huazhu Group, Ltd. ADR	550	23,094
Industrial & Commercial Bank of China, Ltd. Class H	397,000	297,037
JD.com, Inc. ADR (a)(c)	4,125	160,669
Lenovo Group, Ltd. (c)	64,000	34,670
MMG, Ltd. (a)(c)	20,000	13,995
NetEase, Inc. ADR	453	114,460
New China Life Insurance Co., Ltd. Class H	8,900	37,039
New Oriental Education & Technology Group, Inc. ADR	856	81,029
PICC Property & Casualty Co., Ltd. Class H	48,000	51,821
Ping An Insurance Group Co. of China, Ltd. Class H	24,500	225,468
Semiconductor Manufacturing International Corp. (a)(c)	32,700	42,514
Shenzhou International Group Holdings, Ltd.	8,000	98,758
Sinopharm Group Co., Ltd. Class H	9,600	38,606
Sunac China Holdings, Ltd. (c)	12,000	41,986
Sunny Optical Technology Group Co., Ltd.	3,300	61,411
TAL Education Group ADR (a)	3,349	123,243
Tencent Holdings, Ltd.	32,000	1,606,230
Vipshop Holdings, Ltd. ADR (a)	2,822	30,619
Want Want China Holdings, Ltd.	65,000	57,830
Weibo Corp. ADR (a)(c)	154	13,669
Wuxi Biologics Cayman, Inc. (a)(b)	2,000	22,268
Yum China Holdings, Inc.	1,140	43,844
Zhuzhou CRRC Times Electric Co., Ltd. Class H	8,100	38,510
		8,345,301
COLOMBIA — 0.6%
Bancolombia SA Preference Shares	6,871	83,566
Grupo Argos SA	7,459	50,438
Grupo de Inversiones Suramericana SA Preference Shares	10	122
Grupo de Inversiones Suramericana SA	756	9,678
		143,804
EGYPT — 0.1%
Commercial International Bank Egypt SAE	7,032	33,521
Security Description	Shares	Value
GREECE — 0.2%
Alpha Bank AE (a)	10,287	23,000
Eurobank Ergasias SA (a)	21,929	22,915
Piraeus Bank SA (a)	3,372	11,496
		57,411
HONG KONG — 0.8%
China Gas Holdings, Ltd.	8,000	32,172
Shimao Property Holdings, Ltd.	5,500	14,441
Sino Biopharmaceutical, Ltd.	97,500	149,628
		196,241
HUNGARY — 0.3%
OTP Bank Nyrt	1,770	64,108
INDIA — 8.3%
Adani Ports & Special Economic Zone, Ltd.	3,663	19,950
Ambuja Cements, Ltd.	3,187	9,650
Ashok Leyland, Ltd.	6,229	11,437
Asian Paints, Ltd.	1,455	26,852
Aurobindo Pharma, Ltd.	3,981	35,275
Axis Bank, Ltd.	9,935	74,068
Bajaj Auto, Ltd.	444	18,212
Bajaj Finance, Ltd.	875	29,327
Bajaj Finserv, Ltd.	203	17,247
Bharat Forge, Ltd.	1,115	9,971
Bharat Heavy Electricals, Ltd.	5,872	6,149
Bharat Petroleum Corp., Ltd.	3,837	20,906
Bharti Airtel, Ltd.	7,841	43,711
Bharti Infratel, Ltd.	1,781	7,813
Bosch, Ltd.	39	9,967
Britannia Industries, Ltd.	154	13,967
Cadila Healthcare, Ltd. (a)	1,096	6,037
Cipla, Ltd.	1,830	16,470
Container Corp. Of India, Ltd.	586	5,579
Dabur India, Ltd.	2,812	16,066
Dr Reddy's Laboratories, Ltd.	605	19,736
Eicher Motors, Ltd.	67	27,958
Glenmark Pharmaceuticals, Ltd.	926	7,880
Godrej Consumer Products, Ltd.	1,205	21,557
Grasim Industries, Ltd.	1,661	24,409
Havells India, Ltd.	1,337	10,603
HCL Technologies, Ltd.	3,128	42,287
Hero MotoCorp, Ltd.	266	13,485
Hindalco Industries, Ltd.	6,172	20,764
Hindustan Unilever, Ltd.	3,594	86,088
Housing Development Finance Corp., Ltd.	8,302	231,205
ICICI Bank, Ltd.	13,241	53,223
Idea Cellular, Ltd. (a)	10,491	9,088
IDFC Bank, Ltd.	9,388	5,323
Indiabulls Housing Finance, Ltd.	1,615	26,930
Infosys, Ltd.	9,584	182,853
ITC, Ltd.	18,893	73,405
JSW Steel, Ltd.	4,276	20,395
Larsen & Toubro, Ltd.	2,658	49,467
LIC Housing Finance, Ltd.	4,687	32,060
Lupin, Ltd.	1,178	15,539

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Mahindra & Mahindra Financial Services, Ltd.	1,556	10,666
Mahindra & Mahindra, Ltd.	4,162	54,532
Marico, Ltd.	2,417	11,700
Maruti Suzuki India, Ltd.	586	75,484
Motherson Sumi Systems, Ltd.	3,338	13,870
Nestle India, Ltd.	122	17,468
Petronet LNG, Ltd.	3,210	10,270
Piramal Enterprises, Ltd.	429	15,881
Power Finance Corp., Ltd.	4,506	5,084
Rural Electrification Corp., Ltd.	3,698	5,648
Shree Cement, Ltd.	44	9,989
Shriram Transport Finance Co., Ltd.	780	14,793
Siemens, Ltd.	381	5,452
State Bank of India (a)	9,763	36,956
Sun Pharmaceutical Industries, Ltd.	5,399	44,443
Tata Consultancy Services, Ltd.	5,982	161,326
Tata Motors, Ltd. (a)	6,356	24,982
Tata Steel, Ltd.	1,859	15,405
Tech Mahindra, Ltd.	2,369	22,663
Titan Co., Ltd.	1,570	20,131
UltraTech Cement, Ltd.	444	24,746
United Spirits, Ltd. (a)	1,545	14,994
UPL, Ltd.	3,711	33,516
Wipro, Ltd.	5,715	21,812
Yes Bank, Ltd.	9,514	47,164
Zee Entertainment Enterprises, Ltd.	2,670	21,197
		2,113,081
INDONESIA — 1.9%
Astra International Tbk PT	127,800	58,861
Bank Central Asia Tbk PT	75,900	113,744
Bank Mandiri Persero Tbk PT	119,700	57,219
Bank Negara Indonesia Persero Tbk PT	96,100	47,279
Bank Rakyat Indonesia Persero Tbk PT	359,600	71,267
Kalbe Farma Tbk PT	300,000	25,541
Telekomunikasi Indonesia Persero Tbk PT	322,600	84,421
Unilever Indonesia Tbk PT	12,100	38,926
		497,258
MALAYSIA — 2.4%
CIMB Group Holdings Bhd	36,925	49,818
DiGi.Com Bhd	33,600	34,519
Genting Bhd	21,800	45,386
Genting Malaysia Bhd	35,900	43,370
IHH Healthcare Bhd	26,700	40,319
IOI Corp. Bhd	37,600	42,259
Malayan Banking Bhd	19,631	43,738
Maxis Bhd	28,300	38,252
Petronas Chemicals Group Bhd	25,100	52,257
Petronas Gas Bhd	8,100	34,690
Public Bank Bhd	13,700	79,226
Sime Darby Bhd	22,855	13,862
Sime Darby Plantation Bhd	12,500	16,493
Tenaga Nasional Bhd	20,200	73,209
		607,398
Security Description	Shares	Value
MEXICO — 3.0%
America Movil SAB de CV Series L	184,690	155,696
Arca Continental SAB de CV	2,280	14,182
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (c)	9,774	13,341
Coca-Cola Femsa SAB de CV Series L	2,630	15,048
El Puerto de Liverpool SAB de CV Series C1 (c)	4,037	26,174
Fomento Economico Mexicano SAB de CV	13,022	115,905
Gruma SAB de CV Class B	1,140	14,088
Grupo Aeroportuario del Pacifico SAB de CV Class B	4,593	42,970
Grupo Aeroportuario del Sureste SAB de CV Class B	1,000	16,045
Grupo Bimbo SAB de CV Class A	8,805	17,332
Grupo Carso SAB de CV Series A1	7,144	24,370
Grupo Financiero Banorte SAB de CV Series O	12,792	76,189
Grupo Financiero Inbursa SAB de CV Series O	23,056	32,609
Grupo Mexico SAB de CV Class B	20,453	58,677
Industrias Penoles SAB de CV	1,735	31,427
Infraestructura Energetica Nova SAB de CV	1,140	5,141
Kimberly-Clark de Mexico SAB de CV Class A (c)	8,126	13,870
Mexichem SAB de CV	9,793	28,613
Promotora y Operadora de Infraestructura SAB de CV	1,219	11,004
Wal-Mart de Mexico SAB de CV	24,961	66,492
		779,173
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	1,749	23,839
Credicorp, Ltd.	344	77,441
		101,280
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	25,650	26,194
Ayala Corp.	2,340	40,339
Ayala Land, Inc.	53,400	37,923
BDO Unibank, Inc.	19,245	45,257
SM Investments Corp.	2,910	47,712
SM Prime Holdings, Inc.	74,300	50,051
Universal Robina Corp.	11,040	25,031
		272,507
POLAND — 0.9%
Bank Polska Kasa Opieki SA	1,390	41,953
KGHM Polska Miedz SA	2,887	67,858
Powszechna Kasa Oszczednosci Bank Polski SA (a)	6,818	67,361
Powszechny Zaklad Ubezpieczen SA	6,180	64,343
		241,515

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
QATAR — 0.8%
Barwa Real Estate Co.	2,880	27,052
Commercial Bank PQSC	2,202	23,036
Ezdan Holding Group QSC (a)	7,128	16,053
Industries Qatar QSC	1,350	39,673
Masraf Al Rayan QSC	4,153	39,842
Qatar National Bank QPSC	1,293	53,979
		199,635
ROMANIA — 0.1%
NEPI Rockcastle PLC	2,143	19,147
RUSSIA — 1.3%
Mobile TeleSystems PJSC ADR	10,598	93,580
Sberbank of Russia PJSC ADR	17,193	248,181
		341,761
SOUTH AFRICA — 6.8%
Aspen Pharmacare Holdings, Ltd.	2,087	39,318
Barclays Africa Group, Ltd.	3,848	44,917
Bid Corp., Ltd.	2,279	45,777
Bidvest Group, Ltd.	3,460	49,733
Discovery, Ltd.	5,173	55,669
FirstRand, Ltd.	18,253	85,084
Gold Fields, Ltd.	7,183	25,784
Growthpoint Properties, Ltd. REIT	23,805	46,355
Life Healthcare Group Holdings, Ltd. (c)	17,984	32,645
MTN Group, Ltd.	9,777	76,968
Naspers, Ltd. Class N	2,462	625,997
Nedbank Group, Ltd.	2,652	48,291
Redefine Properties, Ltd. REIT	54,889	42,009
Remgro, Ltd.	2,927	43,626
Sanlam, Ltd.	8,994	45,980
Sappi, Ltd.	7,317	48,847
Sasol, Ltd.	2,610	95,756
Shoprite Holdings, Ltd.	3,032	48,802
SPAR Group, Ltd.	2,935	39,705
Standard Bank Group, Ltd.	7,117	99,629
Tiger Brands, Ltd. (c)	1,520	36,752
Vodacom Group, Ltd. (c)	3,856	34,545
Woolworths Holdings, Ltd.	7,434	30,075
		1,742,264
SOUTH KOREA — 15.3%
Amorepacific Corp.	218	63,082
AMOREPACIFIC Group	291	32,246
Celltrion, Inc. (a)	536	145,963
CJ CheilJedang Corp.	129	40,801
Coway Co., Ltd.	477	37,064
E-MART, Inc.	275	62,797
GS Holdings Corp.	878	42,856
Hana Financial Group, Inc.	1,759	67,630
Hankook Tire Co., Ltd.	783	29,578
Hyundai Engineering & Construction Co., Ltd.	1,087	56,081
Hyundai Glovis Co., Ltd.	259	26,841
Hyundai Mobis Co., Ltd.	397	75,517
Hyundai Motor Co.	800	90,085
Security Description	Shares	Value
Hyundai Motor Co. Preference Shares	469	34,633
Hyundai Steel Co.	919	43,373
Industrial Bank of Korea	3,676	50,795
KB Financial Group, Inc.	2,317	109,769
Kia Motors Corp.	1,718	47,555
Korea Electric Power Corp.	1,516	43,528
Korea Zinc Co., Ltd.	105	36,366
KT&G Corp.	727	69,797
LG Chem, Ltd.	328	98,150
LG Corp.	727	47,032
LG Electronics, Inc.	911	67,845
LG Household & Health Care, Ltd.	65	81,418
Lotte Chemical Corp.	146	45,588
NAVER Corp.	170	116,384
NCSoft Corp.	162	53,927
POSCO	453	133,726
Samsung C&T Corp.	445	46,516
Samsung Electronics Co., Ltd. Preference Shares	3,950	133,439
Samsung Electronics Co., Ltd.	25,750	1,077,826
Samsung Fire & Marine Insurance Co., Ltd.	186	44,059
Samsung Life Insurance Co., Ltd.	422	37,259
Samsung SDI Co., Ltd.	493	94,663
Samsung SDS Co., Ltd.	291	52,351
Shinhan Financial Group Co., Ltd.	2,478	96,274
SK Holdings Co., Ltd. (a)	283	65,767
SK Hynix, Inc.	3,514	270,211
SK Telecom Co., Ltd.	202	42,231
S-Oil Corp.	558	54,824
Woori Bank	3,915	57,258
		3,923,105
TAIWAN — 12.5%
ASE Technology Holding Co., Ltd.	19,656	46,161
Asustek Computer, Inc.	8,000	73,077
AU Optronics Corp.	109,000	46,119
Catcher Technology Co., Ltd.	3,000	33,554
Cathay Financial Holding Co., Ltd.	39,000	68,819
Chang Hwa Commercial Bank, Ltd.	83,500	48,476
China Development Financial Holding Corp.	162,000	59,245
China Life Insurance Co., Ltd.	39,980	42,093
China Steel Corp.	89,000	69,183
Chunghwa Telecom Co., Ltd.	15,000	54,119
Compal Electronics, Inc.	65,000	40,933
CTBC Financial Holding Co., Ltd.	89,000	64,075
E.Sun Financial Holding Co., Ltd.	80,491	56,101
Far EasTone Telecommunications Co., Ltd.	16,000	41,353
First Financial Holding Co., Ltd.	82,000	55,404
Formosa Chemicals & Fibre Corp.	16,000	63,762
Formosa Petrochemical Corp.	16,000	64,287
Formosa Plastics Corp.	24,000	88,558
Foxconn Technology Co., Ltd.	16,000	39,149
Fubon Financial Holding Co., Ltd.	39,000	65,366
Hon Hai Precision Industry Co., Ltd.	89,000	242,872

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Hua Nan Financial Holdings Co., Ltd.	83,500	48,613
Lite-On Technology Corp.	32,000	38,729
MediaTek, Inc.	7,000	68,878
Mega Financial Holding Co., Ltd.	57,000	50,291
Nan Ya Plastics Corp.	32,000	91,523
Pegatron Corp.	16,000	32,904
President Chain Store Corp.	8,000	90,657
Quanta Computer, Inc.	14,000	24,567
SinoPac Financial Holdings Co., Ltd.	140,975	50,863
Taishin Financial Holding Co., Ltd.	117,007	55,263
Taiwan Cement Corp.	32,000	44,450
Taiwan Cooperative Financial Holding Co., Ltd.	90,650	53,073
Taiwan Mobile Co., Ltd.	8,000	28,995
Taiwan Semiconductor Manufacturing Co., Ltd.	132,000	937,337
Uni-President Enterprises Corp.	32,000	81,237
United Microelectronics Corp.	113,000	62,822
Walsin Technology Corp.	1,000	13,677
Yuanta Financial Holding Co., Ltd.	113,000	51,518
		3,188,103
THAILAND — 1.9%
Advanced Info Service PCL NVDR	10,500	58,633
Airports of Thailand PCL NVDR	35,000	66,556
Bangkok Dusit Medical Services PCL NVDR	65,400	49,351
CP ALL PCL NVDR	33,200	73,655
Kasikornbank PCL (d)	11,300	68,216
Minor International PCL NVDR	35,900	35,217
PTT Global Chemical PCL NVDR	24,300	53,544
Siam Cement PCL (d)	3,200	39,795
Siam Commercial Bank PCL NVDR	12,100	43,279
		488,246
TURKEY — 0.7%
BIM Birlesik Magazalar A/S	2,495	36,571
Eregli Demir ve Celik Fabrikalari TAS	7,550	16,810
Petkim Petrokimya Holding A/S	21,904	23,141
Turk Hava Yollari AO (a)	6,611	19,539
Turkcell Iletisim Hizmetleri A/S	12,671	33,661
Turkiye Halk Bankasi A/S	10,063	16,255
Turkiye Is Bankasi A/S Class C	27,832	34,629
		180,606
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	24,091	46,304
Security Description	Shares	Value
Aldar Properties PJSC	57,080	31,390
DP World, Ltd.	2,156	49,588
Emirates Telecommunications Group Co. PJSC	8,157	35,865
		163,147
TOTAL COMMON STOCKS (Cost $24,295,199)		25,400,861

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	3,516	$ 3,516
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	223,260	223,260
TOTAL SHORT-TERM INVESTMENTS (Cost $226,776)		226,776
TOTAL INVESTMENTS — 100.2% (Cost $24,521,975)		25,627,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(49,362)
NET ASSETS — 100.0%		$ 25,578,275

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $108,011 representing 0.4% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 1,400,207	$ —	$—	$ 1,400,207
Chile	302,042	—	—	302,042
China	8,345,301	—	—	8,345,301
Colombia	143,804	—	—	143,804
Egypt	33,521	—	—	33,521
Greece	57,411	—	—	57,411
Hong Kong	196,241	—	—	196,241
Hungary	64,108	—	—	64,108
India	2,113,081	—	—	2,113,081
Indonesia	497,258	—	—	497,258
Malaysia	607,398	—	—	607,398
Mexico	779,173	—	—	779,173
Peru	101,280	—	—	101,280
Philippines	272,507	—	—	272,507
Poland	241,515	—	—	241,515
Qatar	199,635	—	—	199,635
Romania	19,147	—	—	19,147
Russia	341,761	—	—	341,761
South Africa	1,742,264	—	—	1,742,264
South Korea	3,923,105	—	—	3,923,105
Taiwan	3,188,103	—	—	3,188,103
Thailand	380,235	108,011	—	488,246
Turkey	180,606	—	—	180,606
United Arab Emirates	163,147	—	—	163,147
Short-Term Investments	226,776	—	—	226,776
TOTAL INVESTMENTS	$25,519,626	$108,011	$—	$25,627,637
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	851,592	$ 851,592	$3,682,141	$4,530,217	$—	$—	3,516	$ 3,516	$ 9,613	$—
State Street Navigator Securities Lending Government Money Market Portfolio	172,291	172,291	1,491,880	1,440,911	—	—	223,260	223,260	1,892	—
Total		$1,023,883	$5,174,021	$5,971,128	$—	$—		$226,776	$11,505	$—
See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 5.4%
AGL Energy, Ltd.	25,064	416,297
Amcor, Ltd.	13,445	143,147
Aristocrat Leisure, Ltd.	12,646	288,714
ASX, Ltd.	4,623	219,937
Australia & New Zealand Banking Group, Ltd.	25,889	540,177
BHP Billiton PLC	10,462	235,641
BHP Billiton, Ltd.	13,717	343,671
Brambles, Ltd.	37,800	248,005
Caltex Australia, Ltd.	6,259	150,480
Cochlear, Ltd.	2,577	381,127
Commonwealth Bank of Australia	17,878	962,551
CSL, Ltd.	16,605	2,363,178
Dexus REIT	35,654	255,790
Goodman Group REIT	20,907	148,602
GPT Group REIT	47,510	177,620
Insurance Australia Group, Ltd.	34,751	219,014
LendLease Group	5,333	78,057
Macquarie Group, Ltd.	1,403	128,176
Medibank Pvt, Ltd.	117,531	253,566
Mirvac Group REIT	105,822	169,665
National Australia Bank, Ltd. (a)	21,037	426,039
Newcrest Mining, Ltd.	19,806	319,014
QBE Insurance Group, Ltd.	14,920	107,370
Ramsay Health Care, Ltd.	2,461	98,152
REA Group, Ltd.	1,407	94,465
Scentre Group REIT	113,929	369,535
SEEK, Ltd.	3,011	48,520
Sonic Healthcare, Ltd.	24,953	452,248
Stockland REIT	55,120	161,680
Suncorp Group, Ltd.	9,904	106,763
Tabcorp Holdings, Ltd.	18,316	60,356
Telstra Corp., Ltd.	315,481	610,704
Transurban Group Stapled Security	50,438	446,075
Vicinity Centres REIT	155,851	298,240
Wesfarmers, Ltd.	27,631	1,007,692
Westpac Banking Corp.	25,635	554,954
Woodside Petroleum, Ltd.	5,074	132,937
Woolworths Group, Ltd.	35,516	800,875
		13,819,034
AUSTRIA — 0.0% (b)
OMV AG	1,766	100,146
BELGIUM — 1.1%
Ageas	2,747	138,586
Anheuser-Busch InBev SA	4,570	461,538
Colruyt SA	9,946	567,501
Groupe Bruxelles Lambert SA	6,088	641,999
KBC Group NV	2,005	154,783
Proximus SADP	20,576	463,894
Solvay SA	711	89,778
UCB SA	4,388	344,997
		2,863,076
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	47,036	221,527
Security Description	Shares	Value
DENMARK — 4.0%
AP Moller - Maersk A/S Class B	92	114,584
Carlsberg A/S Class B	1,365	160,767
Chr. Hansen Holding A/S	9,139	844,085
Coloplast A/S Class B	9,079	907,402
Danske Bank A/S	29,873	935,067
DSV A/S	9,593	775,077
Genmab A/S (c)	1,204	185,803
H Lundbeck A/S	6,646	466,985
ISS A/S	11,249	386,571
Novo Nordisk A/S Class B	67,566	3,133,987
Novozymes A/S Class B	7,138	362,073
Orsted A/S (d)	11,273	681,874
Pandora A/S	3,891	271,818
Tryg A/S	17,119	401,853
William Demant Holding A/S (c)	12,693	510,783
		10,138,729
FINLAND — 1.3%
Elisa Oyj	15,864	734,769
Fortum Oyj	2,760	65,867
Kone Oyj Class B	10,794	550,227
Neste Oyj	2,249	176,455
Nokia Oyj	22,433	129,125
Nokian Renkaat Oyj	3,130	123,666
Orion Oyj Class B	5,504	148,381
Sampo Oyj Class A	22,530	1,099,545
UPM-Kymmene Oyj	3,289	117,583
Wartsila Oyj Abp	11,555	227,054
		3,372,672
FRANCE — 8.1%
Aeroports de Paris	2,753	622,603
Air Liquide SA	4,513	567,488
Airbus SE	2,718	318,165
Atos SE	689	94,080
AXA SA	22,686	556,625
BNP Paribas SA	15,100	937,740
Bureau Veritas SA	3,128	83,487
Capgemini SE	798	107,332
Carrefour SA	6,584	106,621
Casino Guichard Perrachon SA	2,366	91,851
Cie de Saint-Gobain	4,150	185,431
Cie Generale des Etablissements Michelin SCA	4,571	556,636
Credit Agricole SA	16,679	222,680
Danone SA	7,166	526,012
Dassault Systemes SE	7,288	1,021,093
Engie SA	17,569	269,332
Essilor International Cie Generale d'Optique SA	5,213	735,851
Eutelsat Communications SA	4,478	92,881
Hermes International	1,518	928,353
Iliad SA (a)	669	105,721
Kering SA	214	120,830
Legrand SA	6,036	443,277
L'Oreal SA	9,100	2,247,126
LVMH Moet Hennessy Louis Vuitton SE	6,668	2,220,347

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Orange SA	14,827	248,330
Pernod Ricard SA	1,001	163,504
Publicis Groupe SA	1,410	97,030
Renault SA	2,187	185,966
Safran SA	7,304	887,316
Sanofi	10,674	855,546
Schneider Electric SE	2,689	224,226
SCOR SE	7,764	288,444
SEB SA	437	76,329
Societe BIC SA	821	76,110
Societe Generale SA	12,780	538,883
Sodexo SA	4,907	490,532
Thales SA	6,672	859,615
TOTAL SA	22,743	1,386,363
Unibail-Rodamco-Westfield (c)(e)	20,080	217,646
Unibail-Rodamco-Westfield (e)	547	120,417
Valeo SA	6,214	339,687
Vinci SA	2,979	286,459
Vivendi SA	5,331	130,708
		20,634,673
GERMANY — 8.1%
adidas AG	4,570	997,510
Allianz SE	3,663	757,068
BASF SE	22,686	2,169,554
Bayer AG	8,975	988,672
Bayerische Motoren Werke AG	3,207	290,673
Beiersdorf AG	6,951	789,165
Commerzbank AG (c)	18,735	179,608
Continental AG	3,291	751,383
Covestro AG (d)	2,398	213,960
Daimler AG	12,442	800,855
Deutsche Bank AG	26,944	290,110
Deutsche Boerse AG	760	101,290
Deutsche Lufthansa AG	7,032	169,130
Deutsche Post AG	25,251	824,607
Deutsche Telekom AG (c)	20,212	313,153
E.ON SE	16,983	181,510
Fresenius Medical Care AG & Co. KGaA	5,974	602,496
Fresenius SE & Co. KGaA	2,503	201,060
Fuchs Petrolub SE Preference Shares	2,103	103,714
GEA Group AG	3,752	126,557
Hannover Rueck SE	1,639	204,374
HeidelbergCement AG	1,209	101,746
Henkel AG & Co. KGaA Preference Shares	4,007	512,282
Henkel AG & Co. KGaA	5,638	626,997
HUGO BOSS AG	2,103	190,929
Infineon Technologies AG	3,989	101,670
Innogy SE (d)	10,579	453,177
Linde AG	856	204,282
MAN SE	4,753	538,011
Merck KGaA	2,930	286,058
METRO AG	5,917	73,125
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,115	869,849
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	1,748	111,350
ProSiebenSat.1 Media SE	4,936	125,231
Puma SE	57	33,342
RWE AG	7,554	172,204
SAP SE	25,618	2,959,625
Siemens AG	4,753	628,299
ThyssenKrupp AG	5,381	130,804
TUI AG	15,779	346,336
Uniper SE	15,478	461,542
United Internet AG	1,036	59,342
Volkswagen AG Preference Shares	3,446	572,205
		20,614,855
HONG KONG — 5.4%
AIA Group, Ltd.	273,823	2,394,287
ASM Pacific Technology, Ltd.	1,800	22,760
Bank of East Asia, Ltd.	29,075	116,182
CK Asset Holdings, Ltd.	23,620	187,564
CK Hutchison Holdings, Ltd.	43,000	456,009
CK Infrastructure Holdings, Ltd.	90,000	667,075
CLP Holdings, Ltd.	133,500	1,437,872
Galaxy Entertainment Group, Ltd.	48,000	371,680
Hang Seng Bank, Ltd.	61,729	1,543,727
HK Electric Investments & HK Electric Investments, Ltd. (a)(d)	366,540	349,466
HKT Trust & HKT, Ltd.	462,540	590,744
Hong Kong & China Gas Co., Ltd.	387,272	741,427
Hong Kong Exchanges & Clearing, Ltd.	30,843	927,792
Jardine Matheson Holdings, Ltd.	2,000	126,200
Jardine Strategic Holdings, Ltd.	2,600	94,848
Li & Fung, Ltd.	132,000	48,456
Link REIT	45,000	410,971
MTR Corp., Ltd.	180,167	996,660
New World Development Co., Ltd.	74,749	105,186
PCCW, Ltd.	441,000	248,452
Power Assets Holdings, Ltd.	90,000	629,218
Sands China, Ltd.	70,800	378,571
Sun Hung Kai Properties, Ltd.	10,000	150,915
Swire Pacific, Ltd. Class A	15,500	164,178
Techtronic Industries Co., Ltd.	36,500	203,542
WH Group, Ltd.	99,000	80,634
Yue Yuen Industrial Holdings, Ltd.	68,000	191,984
		13,636,400
IRELAND — 0.8%
CRH PLC	4,744	168,104
Kerry Group PLC Class A	11,794	1,233,800
Paddy Power Betfair PLC	834	92,505
Ryanair Holdings PLC ADR (c)	5,295	604,848
		2,099,257
ISRAEL — 0.9%
Azrieli Group, Ltd.	1,772	87,812
Bank Hapoalim BM	67,128	453,871
Bank Leumi Le-Israel BM	89,804	529,911
Bezeq The Israeli Telecommunication Corp., Ltd.	88,225	99,202

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Check Point Software Technologies, Ltd. (a)(c)	4,783	467,204
Mizrahi Tefahot Bank, Ltd.	17,484	320,826
Teva Pharmaceutical Industries, Ltd. ADR	608	14,787
Teva Pharmaceutical Industries, Ltd.	11,126	263,914
		2,237,527
ITALY — 0.9%
Assicurazioni Generali SpA	17,813	298,861
Enel SpA	80,326	446,134
Eni SpA	15,861	294,556
Ferrari NV	1,341	182,402
Intesa Sanpaolo SpA	115,119	334,204
Luxottica Group SpA	3,838	247,623
Moncler SpA	651	29,643
Snam SpA	32,582	136,035
Telecom Italia SpA/Milano	122,480	80,024
UniCredit SpA	16,203	270,449
		2,319,931
JAPAN — 23.5%
ABC-Mart, Inc.	5,700	311,849
Aeon Co., Ltd. (a)	8,200	175,453
Ajinomoto Co., Inc.	9,200	174,091
ANA Holdings, Inc.	16,500	606,135
Aozora Bank, Ltd.	4,200	159,825
Asahi Group Holdings, Ltd.	8,800	450,626
Astellas Pharma, Inc.	96,800	1,476,055
Benesse Holdings, Inc.	6,400	227,075
Bridgestone Corp.	18,400	719,787
Canon, Inc. (a)	39,800	1,304,688
Central Japan Railway Co.	2,300	476,757
Chubu Electric Power Co., Inc.	9,100	136,461
Concordia Financial Group, Ltd.	17,500	89,108
Daicel Corp.	5,900	65,304
Dai-ichi Life Holdings, Inc.	15,008	267,736
Daiichi Sankyo Co., Ltd.	14,806	566,361
Daito Trust Construction Co., Ltd.	5,800	943,060
Daiwa House Industry Co., Ltd.	9,200	313,630
Daiwa House REIT Investment Corp.	57	135,289
Denso Corp.	4,200	205,213
Disco Corp.	600	102,433
East Japan Railway Co.	7,900	757,085
Eisai Co., Ltd.	3,600	253,640
FamilyMart UNY Holdings Co., Ltd.	3,000	315,804
FANUC Corp.	100	19,866
Fujitsu, Ltd.	13,000	78,846
Hikari Tsushin, Inc.	300	52,733
Hitachi, Ltd.	60,000	423,383
Honda Motor Co., Ltd.	19,500	572,685
Hoshizaki Corp.	600	60,723
Hoya Corp.	9,200	523,187
Inpex Corp.	7,800	80,947
Isuzu Motors, Ltd.	10,900	144,805
ITOCHU Corp.	15,814	286,612
Japan Airlines Co., Ltd.	18,200	645,417
Security Description	Shares	Value
Japan Exchange Group, Inc.	12,506	232,473
Japan Post Bank Co., Ltd.	17,900	208,468
Japan Post Holdings Co., Ltd.	50,900	557,412
Japan Prime Realty Investment Corp. REIT	91	330,678
Japan Real Estate Investment Corp. REIT	86	454,981
Japan Retail Fund Investment Corp. REIT	258	464,919
Japan Tobacco, Inc.	36,300	1,014,296
JFE Holdings, Inc.	6,900	130,568
JXTG Holdings, Inc.	41,282	287,053
Kajima Corp.	46,000	356,322
Kakaku.com, Inc.	5,300	119,718
Kansai Electric Power Co., Inc.	9,100	132,764
Kao Corp.	18,200	1,388,435
KDDI Corp.	63,618	1,740,858
Keikyu Corp.	26,600	436,109
Keyence Corp.	2,200	1,242,559
Kirin Holdings Co., Ltd.	15,300	409,280
Koito Manufacturing Co., Ltd.	1,600	105,737
Komatsu, Ltd.	4,900	140,145
Kubota Corp.	6,300	99,137
Kyocera Corp.	700	39,479
Kyowa Hakko Kirin Co., Ltd.	4,300	86,687
Kyushu Railway Co.	16,919	517,812
Lawson, Inc.	7,400	462,312
M3, Inc.	6,400	255,099
Marubeni Corp.	33,500	255,594
Mazda Motor Corp.	9,100	111,732
McDonald's Holdings Co. Japan, Ltd.	8,900	453,979
MEIJI Holdings Co., Ltd.	5,400	455,342
MISUMI Group, Inc.	7,000	204,126
Mitsubishi Chemical Holdings Corp.	16,900	141,498
Mitsubishi Corp.	12,300	341,799
Mitsubishi Electric Corp.	9,200	122,470
Mitsubishi Heavy Industries, Ltd.	4,300	156,487
Mitsubishi Tanabe Pharma Corp.	27,413	473,692
Mitsubishi UFJ Financial Group, Inc.	194,100	1,105,914
Mitsui & Co., Ltd.	17,500	291,891
Mizuho Financial Group, Inc.	610,900	1,028,600
MS&AD Insurance Group Holdings, Inc.	7,400	230,087
Murata Manufacturing Co., Ltd.	800	134,483
Nabtesco Corp.	1,200	36,943
Nagoya Railroad Co., Ltd.	16,800	433,783
NH Foods, Ltd.	6,300	254,525
Nippon Building Fund, Inc. REIT (a)	96	553,821
Nippon Prologis REIT, Inc.	195	404,559
Nippon Steel & Sumitomo Metal Corp.	11,300	221,940
Nippon Telegraph & Telephone Corp.	33,700	1,532,192
Nippon Yusen KK	2,200	43,676
Nissan Chemical Industries, Ltd.	1,100	51,343

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Nissan Motor Co., Ltd.	78,616	765,116
Nissin Foods Holdings Co., Ltd.	8,000	578,522
Nitori Holdings Co., Ltd.	5,000	780,030
Nitto Denko Corp.	5,200	393,550
Nomura Holdings, Inc.	37,300	181,238
Nomura Real Estate Master Fund, Inc.	343	484,006
Nomura Research Institute, Ltd.	1,300	63,025
NTT DOCOMO, Inc.	76,322	1,944,828
Obayashi Corp.	11,200	116,586
Ono Pharmaceutical Co., Ltd.	2,900	67,994
Oracle Corp. Japan	6,400	522,909
Oriental Land Co., Ltd.	11,400	1,196,452
ORIX Corp.	15,300	242,004
Osaka Gas Co., Ltd.	8,400	173,855
Otsuka Corp.	13,700	537,413
Otsuka Holdings Co., Ltd.	11,300	547,223
Panasonic Corp.	19,100	257,535
Park24 Co., Ltd.	7,900	215,036
Recruit Holdings Co., Ltd.	35,205	974,482
Resona Holdings, Inc.	35,100	187,787
Ricoh Co., Ltd.	9,800	89,891
Ryohin Keikaku Co., Ltd.	700	246,468
Sankyo Co., Ltd.	6,500	254,390
Santen Pharmaceutical Co., Ltd.	3,200	55,787
Secom Co., Ltd.	6,800	522,255
Sekisui House, Ltd.	6,300	111,479
Seven & i Holdings Co., Ltd.	8,700	379,449
Shimamura Co., Ltd.	2,100	184,851
Shimano, Inc.	800	117,438
Shionogi & Co., Ltd.	8,500	436,722
SMC Corp.	900	330,131
SoftBank Group Corp.	8,700	626,237
Sompo Holdings, Inc.	2,700	109,204
Sony Corp.	6,700	342,606
Start Today Co., Ltd.	7,100	257,360
Subaru Corp.	18,300	532,817
SUMCO Corp. (a)	1,200	24,235
Sumitomo Corp.	12,312	202,301
Sumitomo Electric Industries, Ltd.	9,200	137,047
Sumitomo Mitsui Financial Group, Inc.	22,400	870,802
Sumitomo Mitsui Trust Holdings, Inc.	5,000	198,303
Suntory Beverage & Food, Ltd.	15,787	674,153
Suzuki Motor Corp.	1,100	60,757
Sysmex Corp.	4,700	438,749
T&D Holdings, Inc.	6,300	94,672
Taisei Corp.	5,800	319,939
Taisho Pharmaceutical Holdings Co., Ltd.	5,300	620,602
Takeda Pharmaceutical Co., Ltd. (a)	20,700	874,235
TDK Corp.	300	30,660
Terumo Corp.	5,600	321,040
Tobu Railway Co., Ltd.	12,200	373,385
Tohoku Electric Power Co., Inc.	8,400	102,606
Tokio Marine Holdings, Inc.	6,700	314,116
Security Description	Shares	Value
Tokyo Electric Power Co. Holdings, Inc. (c)	61,300	285,567
Tokyo Electron, Ltd.	200	34,343
Tokyo Gas Co., Ltd.	11,408	302,850
Toray Industries, Inc.	58,200	459,232
Toshiba Corp. (c)	39,000	117,248
Tosoh Corp.	6,400	99,208
Toyo Suisan Kaisha, Ltd.	16,600	591,225
Toyota Motor Corp.	25,400	1,644,184
Toyota Tsusho Corp.	4,200	140,676
Trend Micro, Inc.	1,500	85,587
Tsuruha Holdings, Inc.	2,500	313,502
Unicharm Corp.	8,706	261,970
United Urban Investment Corp. REIT	334	518,346
USS Co., Ltd.	9,600	182,700
West Japan Railway Co.	5,400	398,010
Yahoo! Japan Corp. (a)	36,500	121,266
Yamada Denki Co., Ltd. (a)	74,800	372,092
Yamato Holdings Co., Ltd. (a)	3,500	103,137
Yaskawa Electric Corp.	700	24,742
		59,916,609
LUXEMBOURG — 0.3%
ArcelorMittal	5,627	164,968
RTL Group SA	5,399	366,239
SES SA	6,290	115,226
		646,433
NETHERLANDS — 2.5%
Aegon NV	31,323	187,830
Akzo Nobel NV	1,092	93,480
ASML Holding NV	10,493	2,079,013
Boskalis Westminster	3,469	101,053
EXOR NV	1,772	119,376
Heineken NV	1,456	146,230
ING Groep NV	31,939	459,716
Koninklijke Ahold Delhaize NV	16,053	384,319
Koninklijke DSM NV	1,025	103,063
Koninklijke KPN NV	33,955	92,371
Koninklijke Philips NV	4,194	178,363
NN Group NV	7,189	292,430
NXP Semiconductors NV (c)	709	77,472
Randstad NV	2,358	138,811
Royal Dutch Shell PLC Class A	30,390	1,054,818
Royal Dutch Shell PLC Class B	21,517	770,846
Wolters Kluwer NV	3,752	211,410
		6,490,601
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd.	26,752	122,802
Meridian Energy, Ltd.	70,553	149,036
Ryman Healthcare, Ltd.	21,412	173,529
Spark New Zealand, Ltd.	118,305	298,767
		744,134
NORWAY — 0.3%
DNB ASA	10,118	197,757
Equinor ASA	6,486	172,209
Gjensidige Forsikring ASA	6,218	101,924

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Telenor ASA	4,926	101,023
Yara International ASA	1,666	69,090
		642,003
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	24,739	98,205
Jeronimo Martins SGPS SA	7,774	112,277
		210,482
SINGAPORE — 1.9%
ComfortDelGro Corp., Ltd.	62,800	108,236
DBS Group Holdings, Ltd.	49,403	964,147
Keppel Corp., Ltd.	13,811	72,423
Oversea-Chinese Banking Corp., Ltd.	128,702	1,098,710
SATS, Ltd.	49,800	182,618
Singapore Airlines, Ltd.	77,900	610,745
Singapore Press Holdings, Ltd.	78,000	148,735
Singapore Technologies Engineering, Ltd.	51,000	123,058
Singapore Telecommunications, Ltd.	466,200	1,053,096
StarHub, Ltd.	91,100	110,910
United Overseas Bank, Ltd.	18,275	358,664
Venture Corp., Ltd.	3,200	41,869
		4,873,211
SOUTH AFRICA — 0.0% (b)
Investec PLC	5,568	39,549
Old Mutual, Ltd. (c)	4,934	9,797
		49,346
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	2,870	116,275
Amadeus IT Group SA	13,445	1,061,166
Banco Bilbao Vizcaya Argentaria SA	71,074	504,036
Banco de Sabadell SA	77,321	129,591
Banco Santander SA	187,994	1,007,910
CaixaBank SA	33,258	143,905
Endesa SA (a)	3,663	80,809
Iberdrola SA	46,708	361,233
Industria de Diseno Textil SA	31,200	1,065,871
Repsol SA	13,661	267,400
Telefonica SA	37,726	320,618
		5,058,814
SWEDEN — 2.3%
Alfa Laval AB	1,699	40,376
Assa Abloy AB Class B	23,397	499,272
Atlas Copco AB Class A	20,933	610,253
Atlas Copco AB Class B	5,486	143,896
Boliden AB	6,299	204,615
Electrolux AB Class B	5,409	123,344
Epiroc AB Class A (c)	20,671	217,177
Epiroc AB Class B (c)	5,417	49,653
Essity AB Class B	2,922	72,250
Hennes & Mauritz AB Class B (a)	36,088	538,537
Hexagon AB Class B	5,490	306,534
ICA Gruppen AB (a)	4,845	148,773
Security Description	Shares	Value
Investor AB Class B	12,717	518,716
Kinnevik AB Class B	2,075	71,185
L E Lundbergforetagen AB Class B	3,672	112,959
Nordea Bank AB	27,184	262,177
Sandvik AB	12,716	226,005
Skandinaviska Enskilda Banken AB Class A	13,997	133,242
Skanska AB Class B	11,430	208,004
Svenska Handelsbanken AB Class A	12,648	140,760
Swedbank AB Class A	6,759	144,911
Swedish Match AB	6,676	331,114
Telefonaktiebolaget LM Ericsson Class B	12,765	98,827
Telia Co. AB	89,725	410,813
Volvo AB Class B	9,717	155,542
		5,768,935
SWITZERLAND — 11.7%
ABB, Ltd.	45,547	995,846
Adecco Group AG	4,571	270,499
Baloise Holding AG	2,279	331,195
Barry Callebaut AG	163	292,200
Chocoladefabriken Lindt & Spruengli AG	113	731,749
Cie Financiere Richemont SA	1,912	161,979
Coca-Cola HBC AG (c)	620	20,718
Credit Suisse Group AG	16,788	252,763
EMS-Chemie Holding AG	273	174,998
Ferguson PLC	6,458	524,360
Geberit AG	1,148	492,405
Givaudan SA	455	1,031,935
Glencore PLC	102,501	489,884
Julius Baer Group, Ltd. (c)	2,076	121,848
Kuehne + Nagel International AG	7,957	1,195,613
LafargeHolcim, Ltd. (c)(e)	1,458	71,039
LafargeHolcim, Ltd. (c)(e)	1,732	83,982
Nestle SA	84,368	6,533,964
Novartis AG	26,813	2,032,814
Partners Group Holding AG	1,186	868,941
Roche Holding AG	25,718	5,712,377
Schindler Holding AG (e)	1,274	274,058
Schindler Holding AG (e)	1,010	212,385
SGS SA	164	436,364
Sika AG	5,347	739,894
Sonova Holding AG	3,213	575,489
Straumann Holding AG	169	128,501
Swatch Group AG	155	73,539
Swiss Life Holding AG (c)	1,003	348,492
Swiss Prime Site AG (c)	6,254	574,099
Swiss Re AG	15,144	1,307,056
Swisscom AG (a)	2,641	1,178,802
UBS Group AG (c)	32,304	498,574
Vifor Pharma AG	152	24,286
Zurich Insurance Group AG	3,288	973,867
		29,736,515
UNITED KINGDOM — 18.2%
3i Group PLC	32,028	380,819
Admiral Group PLC	13,935	350,936

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Anglo American PLC (a)	8,204	183,569
Ashtead Group PLC	13,525	405,905
Associated British Foods PLC	8,634	312,106
AstraZeneca PLC	43,707	3,031,201
Aviva PLC	30,471	202,756
Babcock International Group PLC	7,842	84,670
BAE Systems PLC	164,602	1,405,599
Barclays PLC	243,484	607,559
Barratt Developments PLC	27,373	186,262
Berkeley Group Holdings PLC	4,661	232,917
BP PLC	126,570	966,363
British American Tobacco PLC	16,486	833,624
British Land Co. PLC REIT	6,551	58,138
BT Group PLC	327,208	940,888
Bunzl PLC	10,310	312,390
Burberry Group PLC	12,602	359,376
Carnival PLC	5,858	336,198
Centrica PLC	105,104	218,761
CNH Industrial NV	6,783	72,036
Cobham PLC (c)	42,809	72,711
Compass Group PLC	93,416	1,996,137
Croda International PLC	4,043	256,320
DCC PLC	479	43,604
Diageo PLC	93,148	3,347,480
Direct Line Insurance Group PLC	90,615	410,227
easyJet PLC	1,005	22,198
Experian PLC	25,632	634,343
Fiat Chrysler Automobiles NV	17,894	341,252
G4S PLC	10,192	36,022
GlaxoSmithKline PLC	57,446	1,160,248
Hammerson PLC REIT	4,814	33,215
Hargreaves Lansdown PLC	8,862	230,667
HSBC Holdings PLC	229,901	2,157,166
IMI PLC	4,242	63,398
Imperial Brands PLC	32,358	1,205,577
InterContinental Hotels Group PLC	346	21,561
International Consolidated Airlines Group SA	6,075	53,353
Intertek Group PLC	4,506	340,048
ITV PLC	115,654	265,685
J Sainsbury PLC	26,479	112,288
Johnson Matthey PLC	5,650	269,956
Kingfisher PLC	87,964	344,920
Land Securities Group PLC REIT	5,750	72,642
Legal & General Group PLC	168,079	590,271
Lloyds Banking Group PLC	494,947	412,003
London Stock Exchange Group PLC	7,079	417,862
Marks & Spencer Group PLC	53,760	209,452
Meggitt PLC	5,821	37,911
Melrose Industries PLC	22,158	62,224
Mondi PLC	9,794	265,205
National Grid PLC	93,531	1,035,293
Next PLC	4,021	321,178
Pearson PLC	10,239	119,635
Persimmon PLC	10,312	344,853
Prudential PLC	13,110	300,216
Quilter PLC (c)(d)	1	1
Randgold Resources, Ltd.	3,275	251,646
Security Description	Shares	Value
Reckitt Benckiser Group PLC	18,446	1,519,405
RELX NV	25,673	547,485
RELX PLC	68,855	1,474,947
Rio Tinto PLC	33,348	1,849,604
Rio Tinto, Ltd.	10,610	654,103
Rolls-Royce Holdings PLC (c)	9,814	128,040
Royal Bank of Scotland Group PLC (c)	28,979	97,983
Royal Mail PLC	64,163	428,131
RSA Insurance Group PLC	6,119	54,886
Sage Group PLC	32,562	270,235
Schroders PLC	3,324	138,589
Segro PLC REIT	3,632	32,099
Severn Trent PLC	3,018	78,873
Shire PLC	2,791	157,158
Sky PLC	18,988	366,382
Smith & Nephew PLC	50,932	940,057
Smiths Group PLC	10,257	229,940
SSE PLC	49,815	891,160
Standard Chartered PLC	28,141	257,323
Standard Life Aberdeen PLC	17,310	74,434
Taylor Wimpey PLC	97,903	231,240
Tesco PLC	79,827	270,540
Travis Perkins PLC	6,884	129,285
Unilever NV	43,883	2,448,294
Unilever PLC	32,386	1,792,400
United Utilities Group PLC	8,543	86,081
Vodafone Group PLC	407,069	987,909
Weir Group PLC	868	22,920
Whitbread PLC	5,164	269,916
Wm Morrison Supermarkets PLC	24,095	80,165
WPP PLC	30,894	486,599
		46,337,024
TOTAL COMMON STOCKS (Cost $248,218,311)		252,531,934

RIGHTS — 0.0% (b)
ITALY — 0.0% (b)
Intesa Sanpaolo SpA (expiring 7/17/18) (c) (f)	113,676	—
SPAIN — 0.0% (b)
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (c)	2,834	2,919
Repsol SA (expiring 7/6/18) (a) (c)	13,490	7,656
		10,575
TOTAL RIGHTS (Cost $10,688)		10,575
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	20,273	$20,273

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,754,179	$ 1,754,179
TOTAL SHORT-TERM INVESTMENTS (Cost $1,774,452)		1,774,452
TOTAL INVESTMENTS — 99.9% (Cost $250,003,451)		254,316,961
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		276,931
NET ASSETS — 100.0%		$ 254,593,892

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $0, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 13,819,034	$—	$—	$ 13,819,034
Austria	100,146	—	—	100,146
Belgium	2,863,076	—	—	2,863,076
China	221,527	—	—	221,527
Denmark	10,138,729	—	—	10,138,729
Finland	3,372,672	—	—	3,372,672
France	20,634,673	—	—	20,634,673
Germany	20,614,855	—	—	20,614,855
Hong Kong	13,636,400	—	—	13,636,400
Ireland	2,099,257	—	—	2,099,257
Israel	2,237,527	—	—	2,237,527
Italy	2,319,931	—	—	2,319,931
Japan	59,916,609	—	—	59,916,609
Luxembourg	646,433	—	—	646,433
Netherlands	6,490,601	—	—	6,490,601
See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
New Zealand	$ 744,134	$—	$—	$ 744,134
Norway	642,003	—	—	642,003
Portugal	210,482	—	—	210,482
Singapore	4,873,211	—	—	4,873,211
South Africa	49,346	—	—	49,346
Spain	5,058,814	—	—	5,058,814
Sweden	5,768,935	—	—	5,768,935
Switzerland	29,736,515	—	—	29,736,515
United Kingdom	46,337,024	—	—	46,337,024
Rights
Italy	—	0(a)	—	0
Spain	10,575	—	—	10,575
Short-Term Investments	1,774,452	—	—	1,774,452
TOTAL INVESTMENTS	$254,316,961	$—	$—	$254,316,961

(a)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	152,020	$152,020	$ 7,680,887	$ 7,812,634	$—	$—	20,273	$ 20,273	$ 2,677	$—
State Street Navigator Securities Lending Government Money Market Portfolio	666,545	666,545	41,390,244	40,302,610	—	—	1,754,179	1,754,179	42,846	—
Total		$818,565	$49,071,131	$48,115,244	$—	$—		$1,774,452	$45,523	$—
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 4.0%
Ambev SA ADR	509,086	2,357,068
Ambev SA	14,706	68,725
Atacadao Distribuicao Comercio e Industria Ltda	8,095	31,855
B3 SA - Brasil Bolsa Balcao	20,611	109,553
Banco Bradesco SA Preference Shares	76,058	531,777
Banco Bradesco SA	25,875	163,963
Banco do Brasil SA	32,213	239,877
Banco Santander Brasil SA	10,494	79,917
BB Seguridade Participacoes SA	92,520	588,200
BR Malls Participacoes SA	10,262	25,872
Braskem SA Class A, Preference Shares	3,539	46,691
BRF SA (a)	7,894	36,932
BRF SA ADR (a)(b)	5,321	24,902
CCR SA	18,796	49,440
Centrais Eletricas Brasileiras SA (a)	6,991	22,150
Centrais Eletricas Brasileiras SA ADR (a)	7,468	26,213
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	490	1,726
Cia Brasileira de Distribuicao ADR	2,231	44,575
Cia Brasileira de Distribuicao Preference Shares	600	12,147
Cia de Saneamento Basico do Estado de Sao Paulo	2,402	14,540
Cia de Saneamento Basico do Estado de Sao Paulo ADR	5,013	30,128
Cia Energetica de Minas Gerais ADR (b)	36,435	67,040
Cia Energetica de Minas Gerais Preference Shares	6,315	11,982
Cia Siderurgica Nacional SA ADR (a)(b)	13,500	27,270
Cia Siderurgica Nacional SA (a)	1,232	2,517
Cielo SA	192,955	828,512
Cosan SA Industria e Comercio	2,554	23,353
EDP - Energias do Brasil SA	7,240	26,100
Embraer SA	980	6,179
Embraer SA ADR	4,316	107,468
Engie Brasil Energia SA	16,588	147,582
Equatorial Energia SA	31,124	459,329
Fibria Celulose SA ADR	4,389	81,592
Gerdau SA Preference Shares	25,154	90,943
Hypera SA	982	7,047
IRB Brasil Resseguros S/A	12,805	160,920
Itau Unibanco Holding SA Preference Shares ADR	70,429	731,053
Itau Unibanco Holding SA Preference Shares	2,177	22,826
Itausa - Investimentos Itau SA Preference Shares	493,356	1,177,161
JBS SA	67,535	163,247
Klabin SA	6,163	31,397
Security Description	Shares	Value
Kroton Educacional SA	31,061	75,243
Localiza Rent a Car SA	2,745	16,931
Lojas Americanas SA Preference Shares	5,401	23,401
Lojas Renner SA	71,299	544,277
M Dias Branco SA	10,312	100,241
Multiplan Empreendimentos Imobiliarios SA	210	3,111
Natura Cosmeticos SA	604	4,752
Odontoprev SA	28,313	96,182
Petrobras Distribuidora SA	11,100	52,768
Petroleo Brasileiro SA Preference Shares ADR	35,645	315,102
Petroleo Brasileiro SA ADR	32,450	325,474
Petroleo Brasileiro SA Preference Shares	509	2,274
Porto Seguro SA	2,384	25,207
Raia Drogasil SA	15,576	268,817
Rumo SA (a)	9,785	35,860
Sul America SA	7,568	35,958
Suzano Papel e Celulose SA	4,228	49,419
Telefonica Brasil SA ADR	7,861	93,310
Telefonica Brasil SA Preference Shares	712	8,465
TIM Participacoes SA ADR (b)	3,911	65,939
TIM Participacoes SA	1,806	6,187
Ultrapar Participacoes SA	429	5,124
Ultrapar Participacoes SA ADR	9,167	108,537
Vale SA ADR (b)	33,390	428,060
Vale SA	2,202	28,382
WEG SA	72,441	305,964
		11,704,754
CHILE — 1.4%
Aguas Andinas SA Class A	979,139	536,504
Banco de Chile	1,597,386	247,026
Banco de Chile ADR	12,951	1,203,925
Banco de Credito e Inversiones SA	3,297	220,159
Banco Santander Chile ADR	2,397	75,338
Banco Santander Chile	90,118	7,097
Cencosud SA	46,676	115,442
Cia Cervecerias Unidas SA	2,796	35,112
Cia Cervecerias Unidas SA ADR	1,516	37,809
Colbun SA	535,007	110,930
Embotelladora Andina SA Class B, Preference Shares	1,220	4,747
Empresa Nacional de Telecomunicaciones SA	1,413	13,134
Empresas CMPC SA	21,291	78,608
Empresas COPEC SA	5,258	81,150
Enel Americas SA ADR	14,803	130,414
Enel Americas SA	137,946	24,301
Enel Chile SA ADR	4,658	22,731
Enel Chile SA	316,261	31,328
Itau CorpBanca ADR	1,843	27,368
Latam Airlines Group SA ADR (b)	5,520	54,593
Latam Airlines Group SA	684	6,810

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
SACI Falabella	111,513	1,026,637
Sociedad Quimica y Minera de Chile SA ADR (b)	552	26,524
		4,117,687
CHINA — 25.1%
3SBio, Inc. (c)	43,890	99,691
51job, Inc. ADR (a)	1,182	115,410
58.com, Inc. ADR (a)	214	14,839
AAC Technologies Holdings, Inc.	119,500	1,683,109
Agile Group Holdings, Ltd.	28,000	47,681
Agricultural Bank of China, Ltd. Class H	2,968,000	1,388,392
Air China, Ltd. Class H	52,000	50,241
Alibaba Group Holding, Ltd. ADR (a)	10,375	1,924,874
Aluminum Corp. of China, Ltd. Class H (a)	114,000	50,276
Angang Steel Co., Ltd. Class H (b)	24,000	21,658
Anhui Conch Cement Co., Ltd. Class H	14,000	80,301
ANTA Sports Products, Ltd.	170,000	900,331
Autohome, Inc. ADR	7,355	742,855
AviChina Industry & Technology Co., Ltd. Class H	58,000	34,524
BAIC Motor Corp., Ltd. Class H (c)	48,500	46,364
Baidu, Inc. ADR (a)	5,946	1,444,878
Bank of China, Ltd. Class H	6,009,071	2,979,470
Bank of Communications Co., Ltd. Class H	636,000	487,207
BBMG Corp. Class H	80,000	29,571
Beijing Capital International Airport Co., Ltd. Class H	174,000	183,416
Beijing Enterprises Holdings, Ltd.	21,500	104,685
Beijing Enterprises Water Group, Ltd. (a)	82,000	44,734
Brilliance China Automotive Holdings, Ltd.	290,000	523,412
BYD Co., Ltd. Class H	9,000	54,548
BYD Electronic International Co., Ltd. (b)	11,000	15,058
CAR, Inc. (a)	286,000	285,801
CGN Power Co., Ltd. Class H (c)	343,100	88,777
China Agri-Industries Holdings, Ltd.	97,000	37,092
China Cinda Asset Management Co., Ltd. Class H	368,548	118,380
China CITIC Bank Corp., Ltd. Class H	901,000	563,882
China Coal Energy Co., Ltd. Class H	75,000	31,069
China Communications Construction Co., Ltd. Class H	270,000	260,865
China Communications Services Corp., Ltd. Class H	96,000	60,815
China Conch Venture Holdings, Ltd.	20,000	73,163
Security Description	Shares	Value
China Construction Bank Corp. Class H	3,937,394	3,638,556
China Eastern Airlines Corp., Ltd. Class H	42,000	28,427
China Everbright Bank Co., Ltd. Class H	446,274	191,696
China Everbright International, Ltd.	51,000	65,916
China Everbright, Ltd.	30,000	55,064
China Evergrande Group (a)(b)	37,625	95,915
China Galaxy Securities Co., Ltd. Class H	122,334	62,840
China Huarong Asset Management Co., Ltd. Class H (c)	559,200	161,799
China Huishan Dairy Holdings Co., Ltd. (a)(d)	1,072,393	—
China International Capital Corp., Ltd. Class H (c)	12,800	22,809
China International Marine Containers Group Co., Ltd. Class H	11,500	15,069
China Jinmao Holdings Group, Ltd.	88,000	44,194
China Life Insurance Co., Ltd. Class H	182,000	469,763
China Longyuan Power Group Corp., Ltd. Class H	114,000	91,834
China Medical System Holdings, Ltd.	310,733	621,034
China Mengniu Dairy Co., Ltd. (a)	119,000	403,469
China Merchants Bank Co., Ltd. Class H	101,000	372,694
China Merchants Port Holdings Co., Ltd.	49,812	101,206
China Minsheng Banking Corp., Ltd. Class H (b)	438,960	313,885
China Mobile, Ltd.	309,997	2,754,054
China Molybdenum Co., Ltd. Class H	60,000	29,061
China National Building Material Co., Ltd. Class H	106,000	104,981
China Oilfield Services, Ltd. Class H	28,000	26,446
China Overseas Land & Investment, Ltd.	98,000	322,900
China Pacific Insurance Group Co., Ltd. Class H	46,000	177,950
China Petroleum & Chemical Corp. Class H	1,876,395	1,676,581
China Power International Development, Ltd.	194,000	44,757
China Railway Construction Corp., Ltd. Class H	146,500	148,452
China Railway Group, Ltd. Class H	228,000	172,044
China Railway Signal & Communication Corp., Ltd. Class H (c)	559,000	396,871
China Reinsurance Group Corp. Class H	2,247,000	492,622

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
China Resources Beer Holdings Co., Ltd.	188,092	913,435
China Resources Gas Group, Ltd.	130,000	563,384
China Resources Land, Ltd.	70,444	237,494
China Resources Pharmaceutical Group, Ltd. (c)	235,500	325,989
China Resources Power Holdings Co., Ltd.	142,267	250,608
China Shenhua Energy Co., Ltd. Class H	96,000	227,842
China Southern Airlines Co., Ltd. Class H	58,000	45,614
China State Construction International Holdings, Ltd.	50,000	51,304
China Taiping Insurance Holdings Co., Ltd.	34,610	108,302
China Telecom Corp., Ltd. Class H	1,452,000	679,227
China Travel International Investment Hong Kong, Ltd.	72,000	28,082
China Unicom Hong Kong, Ltd.	212,000	264,816
China Vanke Co., Ltd. Class H	22,892	80,095
China Zhongwang Holdings, Ltd.	60,000	31,738
Chong Sing Holdings FinTech Group (a)	2,624,000	304,360
Chongqing Changan Automobile Co., Ltd. Class B	44,800	45,283
Chongqing Rural Commercial Bank Co., Ltd. Class H	164,000	97,621
CIFI Holdings Group Co., Ltd.	66,000	41,978
CITIC Securities Co., Ltd. Class H	49,000	97,932
CITIC, Ltd.	231,000	325,649
CNOOC, Ltd.	327,000	564,350
COSCO SHIPPING Development Co., Ltd. Class H (a)	108,000	18,033
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	200,000	96,362
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	36,500	16,749
COSCO SHIPPING Ports, Ltd.	347,816	289,941
Country Garden Holdings Co., Ltd.	95,266	167,571
CRRC Corp., Ltd. Class H	142,000	110,227
CSPC Pharmaceutical Group, Ltd.	654,000	1,975,642
Ctrip.com International, Ltd. ADR (a)	2,233	106,358
Dali Foods Group Co., Ltd. (c)	297,500	229,416
Datang International Power Generation Co., Ltd. Class H (a)	98,000	29,979
Dongfeng Motor Group Co., Ltd. Class H	194,000	205,240
ENN Energy Holdings, Ltd.	20,000	196,674
Fang Holdings, Ltd. ADR (a)(b)	10,244	39,747
Far East Horizon, Ltd.	51,000	49,469
Fosun International, Ltd.	65,000	122,287
Security Description	Shares	Value
Future Land Development Holdings, Ltd. (a)	28,000	25,340
Fuyao Glass Industry Group Co., Ltd. Class H (c)	68,000	229,687
Geely Automobile Holdings, Ltd.	737,000	1,911,675
GF Securities Co., Ltd. Class H	36,000	52,494
GOME Retail Holdings, Ltd. (a)(b)	394,000	40,176
Great Wall Motor Co., Ltd. Class H (b)	101,500	77,625
Greentown China Holdings, Ltd.	22,500	30,170
Guangdong Investment, Ltd.	776,000	1,232,429
Guangzhou Automobile Group Co., Ltd. Class H	67,200	65,697
Guangzhou R&F Properties Co., Ltd. Class H	33,200	67,031
Guotai Junan Securities Co., Ltd. Class H (c)	10,600	22,536
Haitian International Holdings, Ltd.	66,000	155,800
Haitong Securities Co., Ltd. Class H	82,000	82,884
Hengan International Group Co., Ltd.	118,874	1,143,973
Huadian Power International Corp., Ltd. Class H	244,000	96,413
Huaneng Power International, Inc. Class H	904,000	599,175
Huaneng Renewables Corp., Ltd. Class H	130,000	43,248
Huatai Securities Co., Ltd. Class H (c)	33,443	53,199
Huazhu Group, Ltd. ADR	700	29,393
Industrial & Commercial Bank of China, Ltd. Class H	3,516,448	2,631,022
Inner Mongolia Yitai Coal Co., Ltd. Class B	24,000	32,664
JD.com, Inc. ADR (a)(b)	3,684	143,492
Jiangsu Expressway Co., Ltd. Class H	500,000	595,887
Jiangxi Copper Co., Ltd. Class H	58,000	73,928
Kaisa Group Holdings, Ltd.	63,000	26,901
Kingsoft Corp., Ltd.	16,000	48,538
Kunlun Energy Co., Ltd.	108,000	94,572
KWG Property Holding, Ltd.	27,500	34,561
Legend Holdings Corp. Class H (c)	19,400	59,099
Lenovo Group, Ltd. (b)	1,792,915	971,249
Logan Property Holdings Co., Ltd.	16,000	21,658
Longfor Properties Co., Ltd.	38,000	102,442
Luye Pharma Group, Ltd.	22,500	23,087
Metallurgical Corp. of China, Ltd. Class H	171,000	50,567
MMG, Ltd. (a)	40,000	27,991
Momo, Inc. ADR (a)	491	21,358
NetEase, Inc. ADR	10,857	2,743,238
New China Life Insurance Co., Ltd. Class H	17,800	74,077

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
New Oriental Education & Technology Group, Inc. ADR	16,291	1,542,106
Nexteer Automotive Group, Ltd.	102,000	150,814
Noah Holdings, Ltd. ADR (a)(b)	2,658	138,615
People's Insurance Co. Group of China, Ltd. Class H	342,000	160,855
PetroChina Co., Ltd. Class H	1,882,000	1,432,109
PICC Property & Casualty Co., Ltd. Class H	216,270	233,486
Ping An Insurance Group Co. of China, Ltd. Class H	87,000	800,642
Postal Savings Bank of China Co., Ltd. Class H (c)	97,000	63,179
Semiconductor Manufacturing International Corp. (a)(b)	138,200	179,676
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	348,000	246,181
Shanghai Electric Group Co., Ltd. Class H (a)	104,000	34,996
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	6,000	32,924
Shanghai Industrial Holdings, Ltd.	30,000	69,900
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	346,927	496,799
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	101,800	280,923
Shenzhen Investment, Ltd.	90,000	32,809
Shenzhou International Group Holdings, Ltd.	128,000	1,580,126
Shui On Land, Ltd.	88,500	22,448
Sihuan Pharmaceutical Holdings Group, Ltd.	405,000	90,339
SINA Corp. (a)	1,307	110,690
Sino-Ocean Group Holding, Ltd.	113,000	65,679
Sinopec Engineering Group Co., Ltd. Class H	32,000	33,446
Sinopec Shanghai Petrochemical Co., Ltd. Class H	416,000	253,456
Sinopharm Group Co., Ltd. Class H	70,800	284,718
Sinotrans, Ltd. Class H	71,000	37,466
Sinotruk Hong Kong, Ltd.	16,500	27,172
SOHO China, Ltd.	22,000	10,460
Sunac China Holdings, Ltd. (b)	23,697	82,912
Sunny Optical Technology Group Co., Ltd.	93,593	1,741,720
TAL Education Group ADR (a)	4,420	162,656
Tencent Holdings, Ltd.	141,978	7,126,543
Tingyi Cayman Islands Holding Corp.	18,000	41,757
Tong Ren Tang Technologies Co., Ltd. Class H	14,000	22,235
Towngas China Co., Ltd. (a)	31,000	30,070
TravelSky Technology, Ltd. Class H	199,000	579,591
Tsingtao Brewery Co., Ltd. Class H	50,000	274,681
Security Description	Shares	Value
Uni-President China Holdings, Ltd.	28,000	35,975
Vipshop Holdings, Ltd. ADR (a)	7,771	84,315
Want Want China Holdings, Ltd.	603,000	536,482
Weibo Corp. ADR (a)(b)	4,654	413,089
Weichai Power Co., Ltd. Class H	57,000	78,611
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	23,000	27,997
Xinyi Solar Holdings, Ltd.	88,000	27,032
Yanzhou Coal Mining Co., Ltd. Class H	46,000	60,157
Yum China Holdings, Inc.	59,129	2,274,101
Yuzhou Properties Co., Ltd.	37,000	21,741
YY, Inc. ADR (a)	4,822	484,466
Zhaojin Mining Industry Co., Ltd. Class H	394,500	301,201
Zhejiang Expressway Co., Ltd. Class H	48,000	42,827
Zhongsheng Group Holdings, Ltd.	9,500	28,517
Zhuzhou CRRC Times Electric Co., Ltd. Class H	53,100	252,456
Zijin Mining Group Co., Ltd. Class H	110,000	42,063
ZTE Corp. Class H (a)	44,480	67,581
		73,617,122
COLOMBIA — 0.4%
Bancolombia SA ADR	1,796	85,813
Bancolombia SA	4,908	59,023
Bancolombia SA Preference Shares	3,614	43,954
Cementos Argos SA	1,555	5,189
Ecopetrol SA ADR (b)	2,340	48,087
Ecopetrol SA	9,534	9,820
Grupo Argos SA	14,714	99,496
Grupo Aval Acciones y Valores SA Preference Shares	89,256	37,380
Grupo de Inversiones Suramericana SA Preference Shares	10,392	126,459
Grupo de Inversiones Suramericana SA	5,534	70,848
Interconexion Electrica SA ESP	111,794	551,930
		1,137,999
CZECH REPUBLIC — 0.3%
CEZ A/S (b)	6,911	163,457
Komercni banka A/S	7,730	324,545
Moneta Money Bank A/S (c)	32,003	109,589
O2 Czech Republic A/S	18,994	217,800
		815,391
EGYPT — 0.4%
Commercial International Bank Egypt SAE	207,938	1,029,293
Eastern Tobacco	15,725	158,674
ElSewedy Electric Co.	8,801	98,198
		1,286,165

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
GREECE — 0.4%
Alpha Bank AE (a)	70,187	156,928
Eurobank Ergasias SA (a)	94,904	99,171
FF Group (a)(e)	491	2,752
Hellenic Telecommunications Organization SA	11,657	144,267
JUMBO SA	5,050	83,253
National Bank of Greece SA (a)	348,279	106,945
OPAP SA	11,194	126,513
Piraeus Bank SA (a)	40,461	137,942
Titan Cement Co. SA	11,331	287,080
		1,144,851
HONG KONG — 1.1%
Alibaba Pictures Group, Ltd. (a)	230,000	25,212
China First Capital Group, Ltd. (a)	148,000	94,322
China Gas Holdings, Ltd.	62,800	252,546
China Resources Cement Holdings, Ltd.	24,000	24,320
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	31,157
Fullshare Holdings, Ltd. (a)(b)	503,393	248,955
GCL-Poly Energy Holdings, Ltd. (a)(b)	831,000	78,382
Haier Electronics Group Co., Ltd.	124,000	424,373
Hanergy Thin Film Power Group, Ltd. (a)(d)	598,000	—
Kingboard Chemical Holdings, Ltd.	37,000	135,352
Kingboard Laminates Holdings, Ltd.	20,500	25,320
Lee & Man Paper Manufacturing, Ltd.	165,000	166,989
Nine Dragons Paper Holdings, Ltd.	38,000	48,436
Shenzhen International Holdings, Ltd.	63,000	130,409
Shimao Property Holdings, Ltd.	34,000	89,275
Sino Biopharmaceutical, Ltd.	765,000	1,174,005
Skyworth Digital Holdings, Ltd.	90,000	40,151
Sun Art Retail Group, Ltd.	140,832	184,175
Yuexiu Property Co., Ltd.	194,000	37,092
		3,210,471
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	41,173	397,571
OTP Bank Nyrt	6,424	232,673
Richter Gedeon Nyrt	25,411	464,241
		1,094,485
INDIA — 11.4%
Adani Ports & Special Economic Zone, Ltd.	54,493	296,783
Ambuja Cements, Ltd.	2,887	8,741
Ashok Leyland, Ltd.	15,067	27,664
Asian Paints, Ltd.	65,218	1,203,604
Aurobindo Pharma, Ltd.	25,225	223,515
Axis Bank, Ltd.	28,202	210,254
Bajaj Auto, Ltd.	9,130	374,488
Bajaj Finance, Ltd.	200	6,703
Security Description	Shares	Value
Bajaj Finserv, Ltd.	187	15,888
Bharat Forge, Ltd.	678	6,063
Bharat Heavy Electricals, Ltd.	12,896	13,505
Bharat Petroleum Corp., Ltd.	90,747	494,430
Bharti Airtel, Ltd.	23,379	130,331
Bharti Infratel, Ltd.	31,004	136,003
Bosch, Ltd.	685	175,061
Britannia Industries, Ltd.	4,800	435,321
Cadila Healthcare, Ltd. (a)	30,257	166,664
Cipla, Ltd.	10,619	95,573
Coal India, Ltd.	111,464	430,059
Container Corp. Of India, Ltd.	340	3,237
Dabur India, Ltd.	201,917	1,153,622
Dr Reddy's Laboratories, Ltd. ADR (b)	739	23,796
Dr Reddy's Laboratories, Ltd.	579	18,888
Eicher Motors, Ltd.	1,657	691,445
GAIL India, Ltd. GDR	2,375	69,587
Glenmark Pharmaceuticals, Ltd.	1,820	15,488
Godrej Consumer Products, Ltd.	23,975	428,901
Grasim Industries, Ltd.	4,509	66,261
Havells India, Ltd.	22,363	177,347
HCL Technologies, Ltd.	122,427	1,655,083
Hero MotoCorp, Ltd.	6,268	317,768
Hindalco Industries, Ltd.	24,980	84,038
Hindustan Petroleum Corp., Ltd.	82,670	312,750
Hindustan Unilever, Ltd.	107,507	2,575,131
Housing Development Finance Corp., Ltd.	20,179	561,973
ICICI Bank, Ltd. ADR	19,833	159,259
ICICI Bank, Ltd.	2,115	8,501
Idea Cellular, Ltd. (a)	80,972	70,141
Indiabulls Housing Finance, Ltd.	4,341	72,387
Indian Oil Corp., Ltd.	40,908	93,142
Infosys, Ltd. ADR (b)	168,953	3,282,757
Infosys, Ltd.	103,771	1,979,850
InterGlobe Aviation, Ltd. (c)	12,952	205,769
ITC, Ltd.	387,236	1,504,521
JSW Steel, Ltd.	10,407	49,639
Larsen & Toubro, Ltd. GDR	5,041	92,452
Larsen & Toubro, Ltd.	429	7,984
LIC Housing Finance, Ltd.	6,277	42,935
Lupin, Ltd.	6,994	92,260
Mahindra & Mahindra Financial Services, Ltd.	1,058	7,252
Mahindra & Mahindra, Ltd. GDR	10,592	138,226
Mahindra & Mahindra, Ltd.	672	8,805
Marico, Ltd.	126,076	610,277
Maruti Suzuki India, Ltd.	11,079	1,427,116
Motherson Sumi Systems, Ltd.	3,802	15,798
Nestle India, Ltd.	3,504	501,709
NTPC, Ltd.	32,474	75,669
Oil & Natural Gas Corp., Ltd.	37,122	85,822
Petronet LNG, Ltd.	65,019	208,015
Pidilite Industries, Ltd.	17,009	264,016
Piramal Enterprises, Ltd.	787	29,133
Power Grid Corp. of India, Ltd.	69,552	189,678
Reliance Industries, Ltd. GDR (c)	19,870	558,347

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Reliance Industries, Ltd.	12,773	181,290
Rural Electrification Corp., Ltd.	25,488	38,930
Shree Cement, Ltd.	37	8,400
Shriram Transport Finance Co., Ltd.	1,243	23,575
Siemens, Ltd.	93	1,331
State Bank of India (a)	8,180	30,964
State Bank of India GDR	3,587	134,512
Sun Pharmaceutical Industries, Ltd.	25,060	206,288
Tata Consultancy Services, Ltd.	154,433	4,164,834
Tata Motors, Ltd. ADR	8,649	169,088
Tata Motors, Ltd. (a)	20,436	80,324
Tata Power Co., Ltd.	21,349	22,824
Tata Steel, Ltd.	742	6,149
Tata Steel, Ltd. GDR	4,549	37,575
Tech Mahindra, Ltd.	97,005	928,000
Titan Co., Ltd.	44,978	576,708
UltraTech Cement, Ltd.	704	39,237
United Spirits, Ltd. (a)	175	1,698
UPL, Ltd.	38,226	345,242
Vakrangee, Ltd.	79,381	77,452
Vedanta, Ltd.	16,384	56,483
Wipro, Ltd. ADR (b)	163,568	783,491
Wipro, Ltd.	141,193	538,889
Yes Bank, Ltd.	23,900	118,480
Zee Entertainment Enterprises, Ltd.	53,761	426,816
		33,386,005
INDONESIA — 3.9%
Adaro Energy Tbk PT	278,200	34,751
AKR Corporindo Tbk PT	19,400	5,821
Astra International Tbk PT	326,900	150,561
Bank Central Asia Tbk PT	1,977,125	2,962,928
Bank Danamon Indonesia Tbk PT	134,800	59,969
Bank Mandiri Persero Tbk PT	611,800	292,452
Bank Negara Indonesia Persero Tbk PT	174,400	85,800
Bank Rakyat Indonesia Persero Tbk PT	6,627,400	1,313,455
Bank Tabungan Negara Persero Tbk PT	160,000	27,355
Bumi Serpong Damai Tbk PT	117,400	12,821
Charoen Pokphand Indonesia Tbk PT	86,100	22,111
Gudang Garam Tbk PT	85,500	401,247
Hanjaya Mandala Sampoerna Tbk PT	2,767,400	691,367
Indah Kiat Pulp & Paper Corp. Tbk PT	41,900	54,385
Indocement Tunggal Prakarsa Tbk PT	22,900	21,813
Indofood CBP Sukses Makmur Tbk PT	475,500	293,662
Indofood Sukses Makmur Tbk PT	477,800	221,729
Jasa Marga Persero Tbk PT	215,700	62,919
Kalbe Farma Tbk PT	5,520,700	470,011
Security Description	Shares	Value
Matahari Department Store Tbk PT	329,700	202,468
Pakuwon Jati Tbk PT	1,767,778	65,382
Perusahaan Gas Negara Persero Tbk	297,700	41,445
Semen Indonesia Persero Tbk PT	53,700	26,700
Surya Citra Media Tbk PT	812,500	116,801
Telekomunikasi Indonesia Persero Tbk PT	8,157,375	2,134,693
Tower Bersama Infrastructure Tbk PT	17,291	6,021
Unilever Indonesia Tbk PT	433,300	1,393,938
United Tractors Tbk PT	151,200	333,421
Waskita Karya Persero Tbk PT	22,900	3,076
		11,509,102
LUXEMBOURG — 0.1%
Reinet Investments SCA (a)	8,802	155,185
MALAYSIA — 3.7%
AirAsia Group Bhd	42,100	31,162
Alliance Bank Malaysia Bhd	43,700	43,705
AMMB Holdings Bhd	78,500	72,874
Astro Malaysia Holdings Bhd	6,700	2,637
Axiata Group Bhd	33,366	31,388
British American Tobacco Malaysia Bhd	18,900	162,729
CIMB Group Holdings Bhd	113,664	153,353
Dialog Group Bhd	9,700	7,420
DiGi.Com Bhd	95,700	98,318
Felda Global Ventures Holdings Bhd	17,200	6,429
Fraser & Neave Holdings Bhd	27,600	266,605
Gamuda Bhd	31,200	25,257
Genting Bhd	44,000	91,605
Genting Malaysia Bhd	57,100	68,981
Genting Plantations Bhd	800	1,872
HAP Seng Consolidated Bhd	75,100	182,196
Hartalega Holdings Bhd	129,300	191,733
Hong Leong Bank Bhd	182,720	823,246
Hong Leong Financial Group Bhd	8,700	38,767
IHH Healthcare Bhd	801,900	1,210,939
IJM Corp. Bhd	80,000	35,450
IOI Corp. Bhd	17,700	19,893
IOI Properties Group Bhd	18,308	7,252
Kuala Lumpur Kepong Bhd	25,200	150,720
Malayan Banking Bhd	565,199	1,259,263
Malaysia Airports Holdings Bhd	3,100	6,753
Maxis Bhd	427,700	578,102
MISC Bhd	24,400	35,759
My EG Services Bhd	872,000	208,313
Nestle Malaysia Bhd	6,900	251,949
Petronas Chemicals Group Bhd	378,800	788,639
Petronas Dagangan Bhd	50,200	308,197
Petronas Gas Bhd	82,700	354,180
PPB Group Bhd	9,700	47,257
Public Bank Bhd	283,711	1,640,671
RHB Capital Bhd	35,638	48,170
Sime Darby Bhd	20,727	12,571

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Sime Darby Plantation Bhd	312,727	412,634
Sime Darby Property Bhd	97,127	28,853
SP Setia Bhd Group	41,018	31,478
Telekom Malaysia Bhd	64,585	49,724
Tenaga Nasional Bhd	171,900	623,002
Top Glove Corp. Bhd	64,700	194,444
UMW Holdings Bhd	11,000	16,257
Westports Holdings Bhd	192,038	161,161
YTL Corp. Bhd	166,238	46,503
		10,828,411
MEXICO — 2.0%
Alfa SAB de CV Class A	103,309	121,412
America Movil SAB de CV Series L	499,145	420,784
Arca Continental SAB de CV	60,700	377,558
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (b)	38,253	52,215
Cemex SAB de CV Series CPO (a)	391,101	259,862
Coca-Cola Femsa SAB de CV Series L	19,212	109,921
El Puerto de Liverpool SAB de CV Series C1	2,374	15,392
Fibra Uno Administracion SA de CV REIT	76,815	112,707
Fomento Economico Mexicano SAB de CV	27,424	244,093
Gruma SAB de CV Class B	38,733	478,651
Grupo Aeroportuario del Pacifico SAB de CV Class B	34,565	323,374
Grupo Aeroportuario del Sureste SAB de CV Class B	18,485	296,586
Grupo Bimbo SAB de CV Class A	36,665	72,171
Grupo Carso SAB de CV Series A1	9,007	30,725
Grupo Financiero Banorte SAB de CV Series O	48,437	288,492
Grupo Financiero Inbursa SAB de CV Series O	44,953	63,579
Grupo Lala SAB de CV	506	527
Grupo Mexico SAB de CV Class B	57,758	165,701
Grupo Televisa SAB Series CPO	40,729	156,196
Industrias Penoles SAB de CV	2,190	39,669
Infraestructura Energetica Nova SAB de CV	47,073	212,281
Kimberly-Clark de Mexico SAB de CV Class A	10,233	17,466
Mexichem SAB de CV	19,305	56,405
Promotora y Operadora de Infraestructura SAB de CV	2,506	22,623
Wal-Mart de Mexico SAB de CV	735,187	1,958,429
		5,896,819
PAKISTAN — 0.1%
Habib Bank, Ltd.	51,634	70,761
Lucky Cement, Ltd.	25,656	107,299
Security Description	Shares	Value
MCB Bank, Ltd.	71,197	115,938
Oil & Gas Development Co., Ltd.	5,662	7,255
United Bank, Ltd.	6,406	8,913
		310,166
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	1,738	23,689
Credicorp, Ltd.	6,481	1,459,003
Southern Copper Corp.	820	38,433
		1,521,125
PHILIPPINES — 1.3%
Aboitiz Equity Ventures, Inc.	256,020	261,453
Aboitiz Power Corp.	580,200	377,795
Alliance Global Group, Inc. (a)	103,900	22,623
Ayala Corp.	2,010	34,650
Ayala Land, Inc.	39,500	28,052
Bank of the Philippine Islands	306,379	508,072
BDO Unibank, Inc.	297,192	698,882
DMCI Holdings, Inc.	332,730	65,464
Globe Telecom, Inc.	130	3,751
GT Capital Holdings, Inc.	1,105	18,842
International Container Terminal Services, Inc.	6,060	8,778
JG Summit Holdings, Inc.	47,970	44,943
Jollibee Foods Corp.	137,080	675,543
Manila Electric Co.	46,830	312,039
Megaworld Corp.	199,000	15,960
Metro Pacific Investments Corp.	159,200	13,722
Metropolitan Bank & Trust Co.	139,418	191,751
PLDT, Inc.	2,041	49,335
Robinsons Land Corp.	94,963	33,097
Security Bank Corp.	35,870	134,426
SM Investments Corp.	2,245	36,809
SM Prime Holdings, Inc.	74,600	50,253
Universal Robina Corp.	64,610	146,490
		3,732,730
POLAND — 0.7%
Alior Bank SA (a)	2,037	36,399
Bank Handlowy w Warszawie SA	775	14,656
Bank Millennium SA (a)	20,914	44,800
Bank Polska Kasa Opieki SA	13,617	410,989
Bank Zachodni WBK SA	680	60,591
CCC SA	205	11,334
CD Projekt SA	1,826	78,913
Cyfrowy Polsat SA	20,146	124,515
Dino Polska SA (a)(c)	4,905	136,252
Grupa Azoty SA	965	11,109
Grupa Lotos SA	5,504	83,678
Jastrzebska Spolka Weglowa SA (a)	1,079	22,105
KGHM Polska Miedz SA	2,194	51,569
LPP SA	11	24,930
mBank SA	409	43,675
Orange Polska SA (a)	22,808	28,267
PGE Polska Grupa Energetyczna SA (a)	51,034	127,314

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
PLAY Communications SA (c)	2,117	14,475
Polski Koncern Naftowy ORLEN SA	11,800	264,936
Polskie Gornictwo Naftowe i Gazownictwo SA	39,457	60,177
Powszechna Kasa Oszczednosci Bank Polski SA (a)	20,242	199,990
Powszechny Zaklad Ubezpieczen SA	10,030	104,427
		1,955,101
QATAR — 1.2%
Barwa Real Estate Co.	2,062	19,369
Commercial Bank PQSC	27,091	283,410
Doha Bank QPSC	62,116	456,359
Ezdan Holding Group QSC (a)	27,624	62,213
Industries Qatar QSC	2,021	59,392
Masraf Al Rayan QSC	32,511	311,895
Ooredoo QSC	3,471	69,315
Qatar Electricity & Water Co. QSC	15,119	780,532
Qatar Insurance Co. SAQ	3,482	33,950
Qatar Islamic Bank SAQ	19,975	636,391
Qatar National Bank QPSC	20,321	848,336
		3,561,162
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	4,429	39,571
RUSSIA — 3.2%
Alrosa PJSC	271,642	432,574
Gazprom PJSC ADR	355,431	1,564,252
Inter RAO UES PJSC	1,651,342	107,202
LUKOIL PJSC ADR	14,149	967,509
Magnit PJSC GDR	8,324	149,832
Magnitogorsk Iron & Steel Works PJSC	50,355	34,283
MMC Norilsk Nickel PJSC ADR	10,162	182,408
Mobile TeleSystems PJSC ADR	52,310	461,897
Moscow Exchange MICEX-RTS PJSC (a)	18,240	31,705
Novatek PJSC GDR	8,328	1,235,042
Novolipetsk Steel PJSC	27,220	65,912
PhosAgro PJSC GDR	2,421	31,110
Polyus PJSC	357	23,531
Rosneft Oil Co. PJSC	20,167	127,221
Rosneft Oil Co. PJSC GDR	58,538	364,106
RusHydro PJSC ADR	44,431	46,653
Sberbank of Russia PJSC ADR (g)	82,505	1,190,960
Sberbank of Russia PJSC ADR (g)	6,842	98,217
Severstal PJSC GDR	4,013	58,710
Surgutneftegas OJSC ADR (g)	47,611	234,722
Surgutneftegas OJSC ADR (g)	63,519	283,168
Tatneft PJSC ADR (g)	24,367	1,541,456
Tatneft PJSC ADR (b)(g)	1,551	99,419
Transneft PJSC Preference Shares	36	95,939
VTB Bank PJSC GDR	36,930	56,244
VTB Bank PJSC	62,258,692	47,877
		9,531,949
Security Description	Shares	Value
SINGAPORE — 0.0% (f)
BOC Aviation, Ltd. (c)	17,900	111,227
SOUTH AFRICA — 4.4%
Anglo American Platinum, Ltd.	427	11,184
AngloGold Ashanti, Ltd.	17,165	140,413
Aspen Pharmacare Holdings, Ltd.	3,382	63,716
Barclays Africa Group, Ltd.	25,419	296,710
Bid Corp., Ltd.	32,122	645,217
Bidvest Group, Ltd.	14,405	207,054
Capitec Bank Holdings, Ltd.	4,131	261,611
Clicks Group, Ltd.	32,818	470,568
Coronation Fund Managers, Ltd.	29,086	123,740
Discovery, Ltd.	4,533	48,782
Exxaro Resources, Ltd.	5,345	49,019
FirstRand, Ltd.	375,468	1,750,198
Fortress REIT, Ltd. Class A,	292,369	328,499
Fortress REIT, Ltd. Class B (b)	4,787	5,256
Foschini Group, Ltd.	2,487	31,572
Gold Fields, Ltd.	33,997	122,036
Growthpoint Properties, Ltd. REIT	38,098	74,188
Hyprop Investments, Ltd.	3,339	24,931
Imperial Holdings, Ltd.	6,081	86,910
Investec, Ltd.	9,339	65,452
Kumba Iron Ore, Ltd. (b)	7,524	161,808
Liberty Holdings, Ltd.	3,946	33,488
Life Healthcare Group Holdings, Ltd. (b)	14,682	26,651
MMI Holdings, Ltd.	27,487	35,436
Mondi, Ltd.	11,184	303,209
Mr. Price Group, Ltd.	32,856	542,380
MTN Group, Ltd.	26,152	205,877
Naspers, Ltd. Class N	1,211	307,913
Nedbank Group, Ltd.	6,703	122,056
Netcare, Ltd. (b)	131,691	265,376
Pick n Pay Stores, Ltd.	42,636	232,618
Pioneer Foods Group, Ltd. (b)	1,766	14,419
PSG Group, Ltd.	785	12,383
Rand Merchant Investment Holdings, Ltd.	63,192	172,661
Redefine Properties, Ltd. REIT	106,256	81,322
Remgro, Ltd.	10,555	157,321
Resilient REIT, Ltd.	9,760	40,055
RMB Holdings, Ltd.	80,445	444,828
Sanlam, Ltd.	176,397	901,788
Sappi, Ltd.	20,371	135,993
Sasol, Ltd.	11,225	411,827
Shoprite Holdings, Ltd.	48,602	782,277
SPAR Group, Ltd.	27,120	366,883
Standard Bank Group, Ltd.	25,617	358,605
Telkom SA SOC, Ltd. (b)	6,597	23,604
Tiger Brands, Ltd. (b)	19,480	471,002
Truworths International, Ltd.	55,762	314,281
Vodacom Group, Ltd. (b)	60,742	544,169
Woolworths Holdings, Ltd.	123,443	499,401
		12,776,687

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 14.9%
Amorepacific Corp.	192	55,559
Amorepacific Corp. Preference Shares	105	14,603
AMOREPACIFIC Group	370	41,000
BGF retail Co., Ltd.	1,078	188,614
BNK Financial Group, Inc.	19,216	161,211
Celltrion, Inc. (a)	763	207,780
Cheil Worldwide, Inc.	5,203	96,404
CJ CheilJedang Corp.	501	158,459
CJ Corp.	717	91,354
CJ E&M Corp.	350	31,059
CJ Logistics Corp. (a)	1,347	203,047
Coway Co., Ltd.	7,474	580,752
Daelim Industrial Co., Ltd.	1,202	82,506
Daewoo Engineering & Construction Co., Ltd. (a)	4,617	24,317
DB Insurance Co., Ltd.	11,064	585,712
DGB Financial Group, Inc.	11,110	102,178
Dongsuh Cos., Inc.	104	2,440
Doosan Bobcat, Inc. (a)	668	19,180
Doosan Heavy Industries & Construction Co., Ltd. (a)	3,825	53,711
E-MART, Inc.	1,212	276,764
GS Engineering & Construction Corp.	1,282	52,913
GS Holdings Corp.	1,927	94,059
GS Retail Co., Ltd.	2,224	87,703
Hana Financial Group, Inc.	13,271	510,240
Hankook Tire Co., Ltd.	2,244	84,767
Hanmi Pharm Co., Ltd.	7	2,644
Hanmi Science Co., Ltd.	10	580
Hanon Systems	2,823	26,850
Hanssem Co., Ltd.	1,727	162,705
Hanwha Chemical Corp.	4,422	86,694
Hanwha Corp.	4,743	134,268
Hanwha Life Insurance Co., Ltd.	28,333	134,737
HDC Hyundai Development Co-Engineering & Construction (a)	980	47,395
Hotel Shilla Co., Ltd.	70	7,757
Hyosung Corp. (e)	830	99,794
Hyundai Department Store Co., Ltd.	722	74,824
Hyundai Engineering & Construction Co., Ltd.	2,002	103,288
Hyundai Glovis Co., Ltd.	1,581	163,845
Hyundai Heavy Industries Co., Ltd. (a)	1,550	141,857
Hyundai Heavy Industries Holdings Co., Ltd. (a)	520	164,935
Hyundai Marine & Fire Insurance Co., Ltd.	9,727	294,123
Hyundai Mobis Co., Ltd.	2,494	474,408
Hyundai Motor Co.	7,020	790,498
Hyundai Motor Co. Preference Shares (g)	2,818	229,587
Hyundai Motor Co. Preference Shares (g)	1,398	103,235
Security Description	Shares	Value
Hyundai Motor Co. GDR	1,240	46,004
Hyundai Steel Co.	4,533	213,940
Industrial Bank of Korea	12,711	175,639
ING Life Insurance Korea, Ltd. (a)(c)	993	37,288
Kakao Corp.	1,676	172,187
Kangwon Land, Inc.	19,238	451,390
KB Financial Group, Inc.	4,705	222,902
KB Financial Group, Inc. ADR	11,895	552,880
KCC Corp.	208	61,215
KEPCO Plant Service & Engineering Co., Ltd.	1,080	34,546
Kia Motors Corp.	21,196	586,717
Korea Aerospace Industries, Ltd. (a)	730	26,986
Korea Electric Power Corp. ADR	41,375	593,317
Korea Electric Power Corp.	9,107	261,484
Korea Gas Corp. (a)	2,721	156,741
Korea Investment Holdings Co., Ltd.	897	67,687
Korea Zinc Co., Ltd.	136	47,103
Korean Air Lines Co., Ltd.	2,175	55,131
KT Corp. ADR	17,724	235,375
KT Corp.	4,210	103,503
KT&G Corp.	21,069	2,022,775
Kumho Petrochemical Co., Ltd.	735	76,830
LG Chem, Ltd.	851	254,651
LG Chem, Ltd. Preference Shares	208	37,606
LG Corp.	2,569	166,196
LG Display Co., Ltd. ADR (b)	23,769	195,857
LG Display Co., Ltd.	7,432	122,033
LG Electronics, Inc.	3,585	266,985
LG Household & Health Care, Ltd.	921	1,153,626
LG Household & Health Care, Ltd. Preference Shares	195	127,725
LG Innotek Co., Ltd.	244	31,636
Lotte Chemical Corp.	728	227,316
Lotte Corp. (a)	6,736	346,319
Lotte Shopping Co., Ltd.	538	101,373
Medy-Tox, Inc.	518	356,628
Mirae Asset Daewoo Co., Ltd.	9,122	69,735
NAVER Corp.	3,734	2,556,341
NCSoft Corp.	1,297	431,751
Netmarble Corp. (c)	217	29,693
NH Investment & Securities Co., Ltd.	2,852	38,257
OCI Co., Ltd.	368	34,010
Orion Corp/Republic of Korea	173	23,129
Ottogi Corp.	4	3,083
Pan Ocean Co., Ltd. (a)	4,977	21,815
POSCO ADR	9,054	671,082
POSCO	541	159,703
Posco Daewoo Corp.	3,207	61,579
S-1 Corp.	5,369	466,325
Samsung Biologics Co., Ltd. (a)(c)	751	280,993
Samsung C&T Corp.	1,412	147,598
Samsung Card Co., Ltd.	367	12,612

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Samsung Electro-Mechanics Co., Ltd.	2,105	280,478
Samsung Electronics Co., Ltd. GDR (g)	3,202	3,346,090
Samsung Electronics Co., Ltd. Preference Shares	23,182	783,133
Samsung Electronics Co., Ltd.	143,450	6,004,435
Samsung Electronics Co., Ltd. GDR (g)	764	642,524
Samsung Engineering Co., Ltd. (a)	1,834	25,753
Samsung Fire & Marine Insurance Co., Ltd.	3,162	749,007
Samsung Heavy Industries Co., Ltd. (a)	12,891	82,586
Samsung Life Insurance Co., Ltd.	8,063	711,888
Samsung SDI Co., Ltd.	1,575	302,423
Samsung SDS Co., Ltd.	404	72,680
Samsung Securities Co., Ltd.	1,502	46,832
Shinhan Financial Group Co., Ltd.	4,030	156,572
Shinhan Financial Group Co., Ltd. ADR (b)	13,914	535,411
Shinsegae, Inc.	190	68,448
SK Holdings Co., Ltd. (a)	1,754	407,614
SK Hynix, Inc.	81,685	6,281,206
SK Innovation Co., Ltd.	2,060	373,369
SK Telecom Co., Ltd. ADR	30,062	701,046
SK Telecom Co., Ltd.	647	135,263
S-Oil Corp.	1,035	101,689
Woori Bank	20,544	300,464
Yuhan Corp.	214	41,763
		43,798,327
TAIWAN — 13.1%
Acer, Inc. (a)	76,258	62,280
Advantech Co., Ltd.	107,951	711,683
ASE Technology Holding Co., Ltd.	142,124	333,768
Asia Cement Corp.	43,200	47,467
Asustek Computer, Inc.	75,000	685,094
AU Optronics Corp.	946,000	400,262
Catcher Technology Co., Ltd.	64,000	715,811
Cathay Financial Holding Co., Ltd.	154,100	271,925
Chailease Holding Co., Ltd.	10,160	33,324
Chang Hwa Commercial Bank, Ltd.	139,585	81,036
Cheng Shin Rubber Industry Co., Ltd.	38,000	57,146
Chicony Electronics Co., Ltd.	249,644	562,525
China Airlines, Ltd. (a)	127,000	39,656
China Development Financial Holding Corp.	446,000	163,107
China Life Insurance Co., Ltd.	52,711	55,497
China Steel Corp.	260,440	202,451
Chunghwa Telecom Co., Ltd.	433,540	1,564,177
Compal Electronics, Inc.	439,000	276,458
CTBC Financial Holding Co., Ltd.	423,900	305,184
Delta Electronics, Inc.	262,623	943,215
E.Sun Financial Holding Co., Ltd.	792,750	552,534
Security Description	Shares	Value
Eclat Textile Co., Ltd.	16,379	194,742
Eva Airways Corp.	208,279	100,763
Evergreen Marine Corp. Taiwan, Ltd. (a)	38,985	16,623
Far Eastern New Century Corp.	147,560	139,872
Far EasTone Telecommunications Co., Ltd.	469,449	1,213,329
Feng TAY Enterprise Co., Ltd.	43,468	218,135
First Financial Holding Co., Ltd.	1,617,458	1,092,859
Formosa Chemicals & Fibre Corp.	55,000	219,181
Formosa Petrochemical Corp.	104,000	417,862
Formosa Plastics Corp.	115,000	424,340
Formosa Taffeta Co., Ltd.	15,000	16,408
Foxconn Technology Co., Ltd.	124,892	305,589
Fubon Financial Holding Co., Ltd.	136,000	227,942
General Interface Solution Holding, Ltd.	21,000	136,379
Giant Manufacturing Co., Ltd.	4,000	16,924
Globalwafers Co., Ltd.	5,000	83,146
Highwealth Construction Corp.	15,500	23,005
Hiwin Technologies Corp.	1,020	12,044
Hon Hai Precision Industry Co., Ltd.	967,163	2,639,289
Hotai Motor Co., Ltd.	5,000	44,033
HTC Corp. (a)	8,000	14,930
Hua Nan Financial Holdings Co., Ltd.	1,426,009	830,203
Innolux Corp.	737,751	264,965
Inventec Corp.	139,000	109,190
Largan Precision Co., Ltd.	12,000	1,767,224
Lite-On Technology Corp.	421,952	510,685
MediaTek, Inc.	28,877	284,143
Mega Financial Holding Co., Ltd.	263,657	232,625
Micro-Star International Co., Ltd.	75,000	231,727
Nan Ya Plastics Corp.	75,000	214,507
Nanya Technology Corp.	208,000	567,611
Nien Made Enterprise Co., Ltd.	20,000	170,884
Novatek Microelectronics Corp.	81,000	365,302
Pegatron Corp.	130,000	267,347
Phison Electronics Corp.	26,000	205,520
Pou Chen Corp.	93,000	107,982
Powertech Technology, Inc.	80,000	232,219
President Chain Store Corp.	133,000	1,507,175
Quanta Computer, Inc.	180,000	315,857
Realtek Semiconductor Corp.	3,000	10,922
Ruentex Development Co., Ltd. (a)	102,443	118,274
Ruentex Industries, Ltd. (a)	8,000	16,321
Shin Kong Financial Holding Co., Ltd.	228,936	88,230
SinoPac Financial Holdings Co., Ltd.	454,620	164,023
Standard Foods Corp.	84,168	170,332
Synnex Technology International Corp.	402,900	607,882
Taishin Financial Holding Co., Ltd.	255,027	120,452
Taiwan Business Bank	849,575	262,214
Taiwan Cement Corp.	66,000	91,677

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	2,609,165	1,527,579
Taiwan High Speed Rail Corp.	18,000	14,110
Taiwan Mobile Co., Ltd.	498,542	1,806,874
Taiwan Semiconductor Manufacturing Co., Ltd.	1,127,495	8,006,385
Teco Electric and Machinery Co., Ltd.	32,000	24,035
Uni-President Enterprises Corp.	77,164	195,893
United Microelectronics Corp.	975,000	542,049
Vanguard International Semiconductor Corp.	86,000	196,887
Win Semiconductors Corp.	3,000	21,598
Winbond Electronics Corp.	53,000	33,898
Wistron Corp.	213,671	158,737
WPG Holdings, Ltd.	227,000	321,643
Yageo Corp. (a)	1,000	36,899
Yuanta Financial Holding Co., Ltd.	312,466	142,456
Zhen Ding Technology Holding, Ltd.	15,000	33,160
		38,519,691
THAILAND — 3.4%
Advanced Info Service PCL (e)	144,300	805,780
Airports of Thailand PCL (e)	55,000	104,588
Airports of Thailand PCL NVDR	351,070	667,595
Bangkok Bank PCL (e)	3,700	22,169
Bangkok Bank PCL NVDR	3,500	20,653
Bangkok Dusit Medical Services PCL (e)	977,592	737,694
Bangkok Expressway & Metro PCL (e)	1,826,033	410,623
Banpu PCL (e)	35,570	20,936
Berli Jucker PCL NVDR	17,300	26,370
BTS Group Holdings PCL (e)	2,269,598	602,851
Bumrungrad Hospital PCL (e)	120,900	607,602
Central Pattana PCL NVDR	60,200	126,742
Central Pattana PCL (e)	97,400	205,060
Charoen Pokphand Foods PCL (e)	79,686	58,207
CP ALL PCL (e)	420,700	923,813
Delta Electronics Thailand PCL (e)	178,544	315,268
Delta Electronics Thailand PCL NVDR	300	530
Electricity Generating PCL (e)	54,100	365,783
Energy Absolute PCL (e)	900	890
Energy Absolute PCL NVDR	2,700	2,669
Glow Energy PCL (e)	96,800	276,843
Glow Energy PCL NVDR	118,400	338,617
Home Product Center PCL (e)	972,759	393,449
Indorama Ventures PCL (e)	1,400	2,314
Indorama Ventures PCL NVDR	36,000	59,493
IRPC PCL (e)	910,200	159,347
Kasikornbank PCL (e)	19,600	118,322
Kasikornbank PCL NVDR	64,300	376,523
Krung Thai Bank PCL (e)	834,400	420,600
Minor International PCL (e)	17,700	17,363
Minor International PCL NVDR	83,019	81,440
Security Description	Shares	Value
PTT Exploration & Production PCL (e)	20,928	88,753
PTT Global Chemical PCL (e)	81,203	176,475
PTT PCL (e)	222,460	322,308
Robinson PCL NVDR	76,300	128,971
Robinson PCL (e)	19,100	32,285
Siam Cement PCL (e)	38,250	475,672
Siam Cement PCL NVDR	13,000	162,451
Siam Commercial Bank PCL (e)	54,700	195,652
Thai Oil PCL (e)	32,488	76,243
Thai Union Group PCL NVDR	202,600	96,622
Thai Union Group PCL Class F (e)	21,800	10,397
TMB Bank PCL (e)	43,800	3,041
TMB Bank PCL NVDR	270,200	18,758
True Corp. PCL (e)	174,700	27,948
		10,085,710
TURKEY — 0.7%
Akbank Turk A/S	102,010	167,449
Anadolu Efes Biracilik Ve Malt Sanayii A/S	5,150	26,530
Arcelik A/S	4,919	16,374
Aselsan Elektronik Sanayi Ve Ticaret A/S	17,147	86,611
BIM Birlesik Magazalar A/S	26,960	395,172
Coca-Cola Icecek A/S	808	5,983
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	66,474	29,456
Eregli Demir ve Celik Fabrikalari TAS	27,719	61,716
Ford Otomotiv Sanayi A/S	8,434	112,853
Haci Omer Sabanci Holding A/S	32,908	63,428
KOC Holding A/S	29,558	91,748
Petkim Petrokimya Holding A/S	50,435	53,284
TAV Havalimanlari Holding A/S	3,146	15,410
Tofas Turk Otomobil Fabrikasi A/S	14,875	78,122
Tupras Turkiye Petrol Rafinerileri A/S	15,163	357,462
Turk Hava Yollari AO (a)	16,425	48,545
Turkcell Iletisim Hizmetleri A/S	26,374	70,063
Turkiye Garanti Bankasi A/S	82,906	151,653
Turkiye Halk Bankasi A/S	52,324	84,519
Turkiye Is Bankasi A/S Class C	81,400	101,279
Turkiye Sise ve Cam Fabrikalari A/S	36,148	33,377
Turkiye Vakiflar Bankasi TAO	34,757	37,252
Ulker Biskuvi Sanayi A/S (a)	1,160	4,565
Yapi ve Kredi Bankasi A/S (a)	169,538	91,778
		2,184,629
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	61,684	118,560
Aldar Properties PJSC	122,212	67,209
DAMAC Properties Dubai Co. PJSC	252,666	141,014

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
DP World, Ltd.	16,761	385,503
Dubai Investments PJSC	55,960	28,946
Dubai Islamic Bank PJSC	171,814	227,797
Emaar Development PJSC (a)	115,077	158,526
Emaar Malls PJSC	6,474	3,772
Emaar Properties PJSC	104,189	139,556
Emirates Telecommunications Group Co. PJSC	300,743	1,322,298
First Abu Dhabi Bank PJSC	322,043	1,065,250
		3,658,431
TOTAL COMMON STOCKS (Cost $273,449,279)		291,690,953

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (h) (i)	62,699	$ 62,699
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	2,921,262	2,921,262
TOTAL SHORT-TERM INVESTMENTS (Cost $2,983,961)		2,983,961
TOTAL INVESTMENTS — 100.3% (Cost $276,433,240)		294,674,914
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(774,248)
NET ASSETS — 100.0%		$ 293,900,666

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $8,080,822 representing 2.7% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 11,704,754	$ —	$—	$ 11,704,754
Chile	4,117,687	—	—	4,117,687
China	73,617,122	—	0(a)	73,617,122
Colombia	1,137,999	—	—	1,137,999
Czech Republic	815,391	—	—	815,391
Egypt	1,286,165	—	—	1,286,165
Greece	1,142,099	2,752	—	1,144,851
Hong Kong	3,210,471	—	0(a)	3,210,471
Hungary	1,094,485	—	—	1,094,485
India	33,386,005	—	—	33,386,005
Indonesia	11,509,102	—	—	11,509,102
Luxembourg	155,185	—	—	155,185
Malaysia	10,828,411	—	—	10,828,411
Mexico	5,896,819	—	—	5,896,819
Pakistan	310,166	—	—	310,166
Peru	1,521,125	—	—	1,521,125
Philippines	3,732,730	—	—	3,732,730
Poland	1,955,101	—	—	1,955,101
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Qatar	$ 3,561,162	$ —	$—	$ 3,561,162
Romania	39,571	—	—	39,571
Russia	9,531,949	—	—	9,531,949
Singapore	111,227	—	—	111,227
South Africa	12,776,687	—	—	12,776,687
South Korea	43,698,533	99,794	—	43,798,327
Taiwan	38,519,691	—	—	38,519,691
Thailand	2,107,434	7,978,276	—	10,085,710
Turkey	2,184,629	—	—	2,184,629
United Arab Emirates	3,658,431	—	—	3,658,431
Short-Term Investments	2,983,961	—	—	2,983,961
TOTAL INVESTMENTS	$286,594,092	$8,080,822	$—	$294,674,914

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	647,704	$ 647,704	$17,363,349	$17,948,354	$—	$—	62,699	$ 62,699	$ 4,294	$—
State Street Navigator Securities Lending Government Money Market Portfolio	3,055,835	3,055,835	22,251,884	22,386,457	—	—	2,921,262	2,921,262	20,229	—
Total		$3,703,539	$39,615,233	$40,334,811	$—	$—		$2,983,961	$24,523	$—
See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.5%
AGL Energy, Ltd.	115	1,910
Amcor, Ltd.	251	2,672
AMP, Ltd.	1,128	2,967
Aristocrat Leisure, Ltd.	629	14,360
Aurizon Holdings, Ltd.	1,168	3,737
Australia & New Zealand Banking Group, Ltd.	1,142	23,828
Bendigo & Adelaide Bank, Ltd.	308	2,467
BHP Billiton PLC	623	14,032
BHP Billiton, Ltd.	675	16,912
Brambles, Ltd.	2,102	13,791
Caltex Australia, Ltd.	110	2,645
Cochlear, Ltd.	71	10,501
Commonwealth Bank of Australia (a)	681	36,665
CSL, Ltd.	528	75,143
Dexus REIT	675	4,843
Domino's Pizza Enterprises, Ltd.	139	5,363
Flight Centre Travel Group, Ltd. (a)	114	5,361
Fortescue Metals Group, Ltd. (a)	1,313	4,259
Goodman Group REIT	716	5,089
GPT Group REIT	1,315	4,916
Incitec Pivot, Ltd.	625	1,676
Insurance Australia Group, Ltd.	187	1,179
LendLease Group	70	1,025
Macquarie Group, Ltd.	62	5,664
Medibank Pvt, Ltd.	3,287	7,091
Mirvac Group REIT	2,867	4,597
National Australia Bank, Ltd. (a)	1,268	25,679
Newcrest Mining, Ltd.	543	8,746
Oil Search, Ltd.	498	3,275
Origin Energy, Ltd. (b)	699	5,180
QBE Insurance Group, Ltd.	548	3,944
REA Group, Ltd.	73	4,901
Santos, Ltd. (b)	5	23
Scentre Group REIT	2,341	7,593
Sonic Healthcare, Ltd.	794	14,390
South32, Ltd.	953	2,542
Stockland REIT	1,572	4,611
Suncorp Group, Ltd.	418	4,506
Telstra Corp., Ltd.	5,970	11,557
Transurban Group Stapled Security	159	1,406
Vicinity Centres REIT	2,473	4,732
Wesfarmers, Ltd.	309	11,269
Westpac Banking Corp.	1,425	30,849
Woodside Petroleum, Ltd.	168	4,402
Woolworths Group, Ltd.	618	13,936
		436,234
AUSTRIA — 0.1%
Erste Group Bank AG (b)	165	6,887
OMV AG	90	5,104
Raiffeisen Bank International AG	5	154
Voestalpine AG	20	921
		13,066
Security Description	Shares	Value
BELGIUM — 0.3%
Ageas	130	6,558
Anheuser-Busch InBev SA	145	14,644
Colruyt SA	362	20,655
Groupe Bruxelles Lambert SA	50	5,273
KBC Group NV	95	7,334
Proximus SADP	786	17,721
Solvay SA	40	5,051
UCB SA	306	24,058
		101,294
BERMUDA — 0.1%
RenaissanceRe Holdings, Ltd.	200	24,064
CANADA — 3.3%
Agnico Eagle Mines, Ltd.	724	33,171
Alimentation Couche-Tard, Inc. Class B	478	20,752
Bank of Montreal	475	36,694
Bank of Nova Scotia (a)	468	26,484
Barrick Gold Corp.	2,550	33,478
BCE, Inc.	785	31,771
Bombardier, Inc. Class B (b)	968	3,827
Brookfield Asset Management, Inc. Class A	245	9,933
Canadian Imperial Bank of Commerce	303	26,342
Canadian National Railway Co. (a)	844	68,992
Canadian Natural Resources, Ltd.	309	11,146
Canadian Pacific Railway, Ltd.	160	29,303
Cenovus Energy, Inc.	500	5,188
CGI Group, Inc. Class A (b)	100	6,333
CI Financial Corp.	500	8,982
Constellation Software, Inc.	30	23,252
Enbridge, Inc.	255	9,111
Enbridge, Inc.	255	9,101
Encana Corp.	400	5,221
Fairfax Financial Holdings, Ltd.	60	33,600
First Capital Realty, Inc. (a)	600	9,423
Fortis, Inc.	200	6,389
Franco-Nevada Corp.	898	65,501
George Weston, Ltd.	100	8,154
Gildan Activewear, Inc.	260	7,319
Goldcorp, Inc.	1,429	19,608
Great-West Lifeco, Inc.	185	4,545
Husky Energy, Inc.	400	6,231
Imperial Oil, Ltd.	105	3,488
Industrial Alliance Insurance & Financial Services, Inc.	100	3,858
Intact Financial Corp.	730	51,748
Linamar Corp.	100	4,395
Loblaw Cos., Ltd.	30	1,542
Magna International, Inc.	455	26,447
Manulife Financial Corp.	498	8,942
Metro, Inc.	174	5,911
National Bank of Canada (a)	100	4,798
Nutrien, Ltd.	200	10,874
Open Text Corp.	300	10,552
Pembina Pipeline Corp. (a)	40	1,384

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Power Corp. of Canada	195	4,364
Power Financial Corp.	165	3,857
PrairieSky Royalty, Ltd. (a)	93	1,835
Restaurant Brands International, Inc.	11	663
RioCan Real Estate Investment Trust	735	13,494
Rogers Communications, Inc. Class B	698	33,132
Royal Bank of Canada	516	38,830
Saputo, Inc.	280	9,291
Shaw Communications, Inc. Class B	803	16,347
SmartCentres Real Estate Investment Trust	13	302
SNC-Lavalin Group, Inc.	100	4,414
Sun Life Financial, Inc.	160	6,426
Suncor Energy, Inc.	293	11,916
Teck Resources, Ltd. Class B	200	5,092
TELUS Corp.	985	34,969
Thomson Reuters Corp.	545	21,979
Toronto-Dominion Bank	1,157	66,925
TransCanada Corp. (a)	200	8,648
Valeant Pharmaceuticals International, Inc. (b)	200	4,652
Waste Connections, Inc.	100	7,528
Wheaton Precious Metals Corp.	104	2,294
		990,748
CHINA — 0.0% (c)
BOC Hong Kong Holdings, Ltd.	2,500	11,774
DENMARK — 1.2%
AP Moller - Maersk A/S Class A	5	5,935
Carlsberg A/S Class B	5	589
Chr. Hansen Holding A/S	315	29,094
Coloplast A/S Class B	364	36,380
Danske Bank A/S	415	12,990
DSV A/S	28	2,262
H Lundbeck A/S	349	24,523
ISS A/S	83	2,852
Novo Nordisk A/S Class B	2,597	120,459
Novozymes A/S Class B	267	13,544
Orsted A/S (d)	587	35,506
Pandora A/S	475	33,183
Tryg A/S	663	15,563
Vestas Wind Systems A/S	40	2,476
William Demant Holding A/S (b)	613	24,668
		360,024
FINLAND — 0.4%
Elisa Oyj	676	31,310
Fortum Oyj	5	119
Kone Oyj Class B	498	25,386
Neste Oyj	104	8,160
Nokia Oyj	640	3,684
Nokia Oyj	725	4,180
Nokian Renkaat Oyj	134	5,294
Orion Oyj Class B	175	4,718
Sampo Oyj Class A	120	5,856
Stora Enso Oyj Class R	258	5,049
Security Description	Shares	Value
UPM-Kymmene Oyj	210	7,508
Wartsila Oyj Abp	541	10,630
		111,894
FRANCE — 2.7%
Aeroports de Paris	4	905
Air Liquide SA	86	10,814
Airbus SE	113	13,228
Arkema SA	14	1,657
Atos SE	38	5,189
AXA SA	1,298	31,848
BNP Paribas SA	716	44,465
Bouygues SA	135	5,818
Bureau Veritas SA	5	133
Capgemini SE	35	4,708
Carrefour SA	601	9,733
Casino Guichard Perrachon SA	122	4,736
Cie de Saint-Gobain	190	8,490
Cie Generale des Etablissements Michelin SCA	85	10,351
CNP Assurances	22	501
Credit Agricole SA	732	9,773
Danone SA	136	9,983
Dassault Systemes SE	264	36,988
Eiffage SA	45	4,896
Electricite de France SA	426	5,859
Engie SA	1,268	19,438
Essilor International Cie Generale d'Optique SA	46	6,493
Faurecia SA	60	4,282
Gecina SA REIT	30	5,019
Hermes International	146	89,288
Iliad SA (a)	5	790
Ipsen SA	35	5,490
Kering SA	4	2,258
Klepierre SA REIT	131	4,933
Legrand SA	13	955
L'Oreal SA	247	60,993
LVMH Moet Hennessy Louis Vuitton SE	268	89,240
Natixis SA	785	5,571
Orange SA	1,058	17,720
Pernod Ricard SA	20	3,267
Peugeot SA	403	9,203
Publicis Groupe SA	89	6,125
Renault SA	125	10,629
Rexel SA	220	3,163
Safran SA	352	42,762
Sanofi	380	30,458
Schneider Electric SE	130	10,840
SCOR SE	145	5,387
Societe BIC SA	40	3,708
Societe Generale SA	619	26,101
Sodexo SA	50	4,998
Suez	275	3,566
Thales SA	108	13,915
TOTAL SA	934	56,935
Unibail-Rodamco-Westfield (b)	1,040	11,272
Unibail-Rodamco-Westfield	25	5,503

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Valeo SA	72	3,936
Veolia Environnement SA	305	6,527
Vinci SA	141	13,558
Vivendi SA	285	6,988
		811,386
GERMANY — 2.3%
adidas AG	185	40,381
Allianz SE	189	39,062
BASF SE	287	27,447
Bayer AG	228	25,116
Bayerische Motoren Werke AG	225	20,393
Bayerische Motoren Werke AG Preference Shares	55	4,386
Beiersdorf AG	110	12,489
Brenntag AG	90	5,014
Commerzbank AG (b)	874	8,379
Continental AG	133	30,366
Covestro AG (d)	291	25,964
Daimler AG	655	42,160
Deutsche Bank AG	1,561	16,807
Deutsche Boerse AG	30	3,998
Deutsche Lufthansa AG	203	4,882
Deutsche Post AG	1,163	37,979
Deutsche Telekom AG (b)	1,407	21,799
E.ON SE	756	8,080
Fresenius Medical Care AG & Co. KGaA	50	5,043
Fresenius SE & Co. KGaA	105	8,434
Fuchs Petrolub SE Preference Shares	110	5,425
Hannover Rueck SE	37	4,614
HeidelbergCement AG	60	5,049
Henkel AG & Co. KGaA Preference Shares	162	20,711
Henkel AG & Co. KGaA	135	15,013
HUGO BOSS AG	78	7,082
Infineon Technologies AG	252	6,423
Innogy SE (d)	121	5,183
KS AG	145	3,581
Lanxess AG	11	858
Linde AG	50	11,932
MAN SE	173	19,583
Merck KGaA	9	879
METRO AG	49	606
MTU Aero Engines AG	52	9,993
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	77	16,277
Porsche Automobil Holding SE Preference Shares	63	4,013
ProSiebenSat.1 Media SE	250	6,343
RWE AG	330	7,523
SAP SE	105	12,131
Siemens AG	217	28,685
Siemens Healthineers AG (b)(d)	230	9,494
Telefonica Deutschland Holding AG	142	560
ThyssenKrupp AG	185	4,497
TUI AG	1,325	29,083
Security Description	Shares	Value
Uniper SE	381	11,361
Volkswagen AG	17	2,809
Volkswagen AG Preference Shares	158	26,236
Vonovia SE	109	5,187
		669,310
HONG KONG — 2.0%
AIA Group, Ltd.	2,000	17,488
ASM Pacific Technology, Ltd.	400	5,058
Bank of East Asia, Ltd.	730	2,917
CK Asset Holdings, Ltd.	770	6,114
CK Hutchison Holdings, Ltd.	1,500	15,907
CK Infrastructure Holdings, Ltd.	3,000	22,236
CLP Holdings, Ltd.	8,000	86,164
Dairy Farm International Holdings, Ltd.	600	5,274
Hang Seng Bank, Ltd.	3,900	97,532
Henderson Land Development Co., Ltd.	1,100	5,819
HK Electric Investments & HK Electric Investments, Ltd. (a)(d)	11,831	11,280
HKT Trust & HKT, Ltd.	19,540	24,956
Hong Kong & China Gas Co., Ltd.	14,512	27,783
Hong Kong Exchanges & Clearing, Ltd.	1,156	34,774
Hongkong Land Holdings, Ltd.	1,100	7,865
Jardine Matheson Holdings, Ltd.	700	44,170
Jardine Strategic Holdings, Ltd.	400	14,592
Link REIT	3,500	31,964
MTR Corp., Ltd.	7,618	42,142
New World Development Co., Ltd.	3,322	4,675
PCCW, Ltd.	24,000	13,521
Power Assets Holdings, Ltd.	3,000	20,974
Sands China, Ltd.	2,800	14,972
Sun Hung Kai Properties, Ltd.	1,000	15,091
Techtronic Industries Co., Ltd.	1,500	8,365
WH Group, Ltd.	4,500	3,665
Wharf Holdings, Ltd.	2,000	6,424
Wharf Real Estate Investment Co., Ltd.	1,000	7,119
Wheelock & Co., Ltd.	1,000	6,966
Yue Yuen Industrial Holdings, Ltd.	500	1,411
		607,218
IRELAND — 0.4%
AerCap Holdings NV (b)	99	5,361
AIB Group PLC	1,576	8,556
Bank of Ireland Group PLC	457	3,567
CRH PLC	225	7,973
Kerry Group PLC Class A	445	46,553
Paddy Power Betfair PLC	16	1,775
Ryanair Holdings PLC ADR (b)	175	19,990
Smurfit Kappa Group PLC	121	4,902
XL Group, Ltd.	360	20,142
		118,819
ISRAEL — 0.3%
Azrieli Group, Ltd.	179	8,870
Bank Hapoalim BM	1,317	8,905

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Bank Leumi Le-Israel BM	1,653	9,754
Bezeq The Israeli Telecommunication Corp., Ltd.	1,240	1,394
Check Point Software Technologies, Ltd. (a)(b)	249	24,322
Elbit Systems, Ltd.	43	5,043
Israel Chemicals, Ltd.	5	23
Mizrahi Tefahot Bank, Ltd.	750	13,762
Nice, Ltd. (b)	78	8,046
Teva Pharmaceutical Industries, Ltd.	460	10,912
		91,031
ITALY — 0.7%
Assicurazioni Generali SpA	1,003	16,828
Atlantia SpA	190	5,617
Enel SpA	3,796	21,083
Eni SpA	650	12,071
Ferrari NV	130	17,682
Intesa Sanpaolo SpA	5,760	16,722
Intesa Sanpaolo SpA	5,316	16,125
Leonardo SpA	520	5,140
Luxottica Group SpA	458	29,550
Mediobanca Banca di Credito Finanziario SpA	521	4,843
Moncler SpA	296	13,478
Poste Italiane SpA (d)	616	5,157
Recordati SpA	137	5,448
Snam SpA	5,953	24,855
Telecom Italia SpA/Milano (b)	8,656	6,442
Telecom Italia SpA/Milano	6,730	4,397
UniCredit SpA	907	15,139
		220,577
JAPAN — 10.1%
ABC-Mart, Inc.	200	10,942
Aeon Co., Ltd. (a)	500	10,698
Aisin Seiki Co., Ltd.	100	4,559
Ajinomoto Co., Inc.	600	11,354
Alfresa Holdings Corp.	200	4,704
ANA Holdings, Inc.	600	22,041
Aozora Bank, Ltd.	100	3,805
Asahi Glass Co., Ltd.	100	3,896
Asahi Group Holdings, Ltd.	100	5,121
Asahi Kasei Corp.	400	5,085
Astellas Pharma, Inc.	5,500	83,867
Benesse Holdings, Inc.	400	14,192
Bridgestone Corp.	300	11,736
Calbee, Inc.	100	3,760
Canon, Inc. (a)	2,200	72,118
Central Japan Railway Co.	100	20,729
Chiba Bank, Ltd.	600	4,241
Chubu Electric Power Co., Inc.	500	7,498
Chugoku Electric Power Co., Inc.	100	1,293
Concordia Financial Group, Ltd.	1,400	7,129
Dai Nippon Printing Co., Ltd.	200	4,476
Dai-ichi Life Holdings, Inc.	700	12,488
Daiichi Sankyo Co., Ltd.	800	30,602
Daikin Industries, Ltd.	100	11,980
Daito Trust Construction Co., Ltd.	300	48,779
Security Description	Shares	Value
Daiwa House Industry Co., Ltd.	200	6,818
Daiwa House REIT Investment Corp.	6	14,241
Daiwa Securities Group, Inc.	1,000	5,808
Denso Corp.	200	9,772
Dentsu, Inc.	100	4,740
Disco Corp.	100	17,072
East Japan Railway Co.	100	9,583
Eisai Co., Ltd.	200	14,091
Electric Power Development Co., Ltd.	200	5,164
FamilyMart UNY Holdings Co., Ltd.	100	10,527
FUJIFILM Holdings Corp.	500	19,528
Fujitsu, Ltd.	1,000	6,065
Hamamatsu Photonics KK	500	21,487
Hankyu Hanshin Holdings, Inc.	300	12,066
Hino Motors, Ltd.	200	2,136
Hitachi, Ltd.	3,000	21,169
Honda Motor Co., Ltd.	1,000	29,368
Hoya Corp.	400	22,747
Idemitsu Kosan Co., Ltd.	100	3,566
IHI Corp.	100	3,485
Inpex Corp.	600	6,227
Isetan Mitsukoshi Holdings, Ltd.	100	1,249
Isuzu Motors, Ltd.	100	1,328
ITOCHU Corp.	700	12,687
Japan Airlines Co., Ltd.	700	24,824
Japan Post Bank Co., Ltd.	2,100	24,457
Japan Post Holdings Co., Ltd.	1,500	16,427
Japan Prime Realty Investment Corp. REIT	5	18,169
Japan Real Estate Investment Corp. REIT	6	31,743
Japan Retail Fund Investment Corp. REIT	7	12,614
Japan Tobacco, Inc.	1,400	39,119
JFE Holdings, Inc.	300	5,677
JTEKT Corp.	200	2,723
JXTG Holdings, Inc.	1,900	13,212
Kakaku.com, Inc.	200	4,518
Kansai Electric Power Co., Inc.	500	7,295
Kao Corp.	600	45,773
Kawasaki Heavy Industries, Ltd.	100	2,948
KDDI Corp.	2,600	71,147
Keikyu Corp.	400	6,558
Keyence Corp.	100	56,480
Kintetsu Group Holdings Co., Ltd.	100	4,081
Kirin Holdings Co., Ltd.	500	13,375
Kobe Steel, Ltd.	500	4,577
Koito Manufacturing Co., Ltd.	100	6,609
Komatsu, Ltd.	100	2,860
Konica Minolta, Inc.	500	4,645
Kubota Corp.	200	3,147
Kuraray Co., Ltd.	300	4,133
Kyocera Corp.	100	5,640
Kyushu Electric Power Co., Inc.	500	5,579
Kyushu Railway Co.	557	17,047

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Lawson, Inc.	300	18,742
Lion Corp.	300	5,498
LIXIL Group Corp.	200	4,001
M3, Inc.	200	7,972
Marubeni Corp.	1,500	11,444
Mazda Motor Corp.	500	6,139
McDonald's Holdings Co. Japan, Ltd.	300	15,303
Mebuki Financial Group, Inc.	1,400	4,702
Medipal Holdings Corp.	200	4,023
MEIJI Holdings Co., Ltd.	200	16,864
MISUMI Group, Inc.	300	8,748
Mitsubishi Chemical Holdings Corp.	800	6,698
Mitsubishi Corp.	600	16,673
Mitsubishi Electric Corp.	800	10,650
Mitsubishi Estate Co., Ltd.	300	5,246
Mitsubishi Heavy Industries, Ltd.	200	7,278
Mitsubishi Materials Corp.	200	5,498
Mitsubishi Motors Corp.	500	3,986
Mitsubishi Tanabe Pharma Corp.	1,200	20,736
Mitsubishi UFJ Financial Group, Inc.	9,400	53,558
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	3,074
Mitsui & Co., Ltd.	800	13,344
Mitsui Chemicals, Inc.	200	5,327
Mitsui Fudosan Co., Ltd.	300	7,242
Mitsui OSK Lines, Ltd.	100	2,409
Mizuho Financial Group, Inc.	20,700	34,853
MS&AD Insurance Group Holdings, Inc.	300	9,328
Nabtesco Corp.	100	3,079
Nagoya Railroad Co., Ltd.	1,000	25,820
NEC Corp.	200	5,489
NH Foods, Ltd.	100	4,040
Nikon Corp.	200	3,183
Nippon Building Fund, Inc. REIT (a)	6	34,614
Nippon Express Co., Ltd.	100	7,259
Nippon Prologis REIT, Inc.	10	20,747
Nippon Steel & Sumitomo Metal Corp.	500	9,820
Nippon Telegraph & Telephone Corp.	2,000	90,931
Nippon Yusen KK	100	1,985
Nissan Chemical Industries, Ltd.	100	4,668
Nissan Motor Co., Ltd.	3,900	37,956
Nissin Foods Holdings Co., Ltd.	300	21,695
Nitori Holdings Co., Ltd.	300	46,802
Nitto Denko Corp.	100	7,568
Nomura Holdings, Inc.	1,600	7,774
Nomura Real Estate Master Fund, Inc.	20	28,222
Nomura Research Institute, Ltd.	400	19,392
NSK, Ltd.	400	4,128
NTT Data Corp.	1,800	20,736
NTT DOCOMO, Inc.	4,968	126,594
Obayashi Corp.	500	5,205
Security Description	Shares	Value
Obic Co., Ltd.	100	8,279
Oji Holdings Corp.	1,000	6,202
Olympus Corp.	100	3,747
Omron Corp.	100	4,668
Ono Pharmaceutical Co., Ltd.	500	11,723
Oracle Corp. Japan	300	24,511
Oriental Land Co., Ltd.	400	41,981
ORIX Corp.	800	12,654
Osaka Gas Co., Ltd.	200	4,139
Otsuka Corp.	600	23,536
Otsuka Holdings Co., Ltd.	700	33,899
Panasonic Corp.	900	12,135
Park24 Co., Ltd.	500	13,610
Rakuten, Inc.	500	3,383
Recruit Holdings Co., Ltd.	1,298	35,929
Resona Holdings, Inc.	1,600	8,560
Ricoh Co., Ltd.	500	4,586
Sankyo Co., Ltd.	200	7,827
SBI Holdings, Inc.	100	2,577
Secom Co., Ltd.	600	46,081
Seiko Epson Corp.	300	5,216
Sekisui Chemical Co., Ltd.	300	5,114
Sekisui House, Ltd.	200	3,539
Seven & i Holdings Co., Ltd.	200	8,723
Shimamura Co., Ltd.	100	8,802
Shimizu Corp.	500	5,187
Shin-Etsu Chemical Co., Ltd.	100	8,913
Shinsei Bank, Ltd.	300	4,621
Shionogi & Co., Ltd.	400	20,552
Shiseido Co., Ltd.	100	7,943
Shizuoka Bank, Ltd.	500	4,519
SoftBank Group Corp.	400	28,792
Sompo Holdings, Inc.	200	8,089
Sony Corp.	300	15,341
Start Today Co., Ltd.	300	10,874
Subaru Corp.	800	23,293
Sumitomo Chemical Co., Ltd.	1,000	5,670
Sumitomo Corp.	600	9,859
Sumitomo Electric Industries, Ltd.	500	7,448
Sumitomo Mitsui Financial Group, Inc.	1,000	38,875
Sumitomo Mitsui Trust Holdings, Inc.	200	7,932
Sundrug Co., Ltd.	100	4,054
Suntory Beverage & Food, Ltd.	700	29,892
Suruga Bank, Ltd.	400	3,579
Suzuken Co., Ltd.	100	4,234
Suzuki Motor Corp.	100	5,523
Sysmex Corp.	200	18,670
T&D Holdings, Inc.	200	3,005
Taiheiyo Cement Corp.	100	3,291
Taisei Corp.	100	5,516
Taisho Pharmaceutical Holdings Co., Ltd.	200	23,419
Takeda Pharmaceutical Co., Ltd. (a)	889	37,546
TDK Corp.	100	10,220
Terumo Corp.	200	11,466
Tobu Railway Co., Ltd.	600	18,363

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Toho Co., Ltd.	200	6,708
Tohoku Electric Power Co., Inc.	500	6,107
Tokio Marine Holdings, Inc.	300	14,065
Tokyo Electric Power Co. Holdings, Inc. (b)	3,000	13,976
Tokyo Gas Co., Ltd.	200	5,309
Tokyu Corp.	300	5,168
Toppan Printing Co., Ltd.	1,000	7,836
Toray Industries, Inc.	600	4,734
Toshiba Corp. (b)	2,000	6,013
Toyo Suisan Kaisha, Ltd.	500	17,808
Toyota Industries Corp.	100	5,606
Toyota Motor Corp.	1,100	71,205
Toyota Tsusho Corp.	200	6,699
Trend Micro, Inc.	100	5,706
Tsuruha Holdings, Inc.	200	25,080
Unicharm Corp.	100	3,009
United Urban Investment Corp. REIT	15	23,279
USS Co., Ltd.	700	13,322
West Japan Railway Co.	100	7,371
Yahoo! Japan Corp. (a)	5,300	17,608
Yamada Denki Co., Ltd. (a)	3,400	16,913
Yamaha Motor Co., Ltd.	200	5,030
Yamato Holdings Co., Ltd.	100	2,947
Yamazaki Baking Co., Ltd.	600	15,709
		3,015,752
LUXEMBOURG — 0.1%
ArcelorMittal	267	7,828
RTL Group SA	165	11,193
SES SA	85	1,557
		20,578
MEXICO — 0.0% (c)
Fresnillo PLC	20	302
NETHERLANDS — 1.1%
ABN AMRO Group NV (d)	235	6,097
Aegon NV	1,606	9,630
Akzo Nobel NV	19	1,627
ASML Holding NV	398	78,857
EXOR NV	75	5,053
Heineken Holding NV	46	4,409
Heineken NV	49	4,921
ING Groep NV	2,157	31,047
Koninklijke Ahold Delhaize NV	962	23,031
Koninklijke DSM NV	42	4,223
Koninklijke KPN NV	1,677	4,562
Koninklijke Philips NV	188	7,995
NN Group NV	199	8,095
NXP Semiconductors NV (b)	300	32,781
Randstad NV	174	10,243
Royal Dutch Shell PLC Class A	1,345	46,684
Royal Dutch Shell PLC Class B	1,026	36,756
Wolters Kluwer NV	286	16,115
		332,126
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,507	6,918
Security Description	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	683	6,885
Ryman Healthcare, Ltd.	1,737	14,077
Spark New Zealand, Ltd.	4,842	12,228
		40,108
NORWAY — 0.1%
DNB ASA	468	9,147
Equinor ASA	257	6,824
Norsk Hydro ASA	168	1,006
Telenor ASA	225	4,614
Yara International ASA	22	912
		22,503
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	1,133	4,498
Galp Energia SGPS SA	300	5,721
Jeronimo Martins SGPS SA	359	5,185
		15,404
SINGAPORE — 0.7%
CapitaLand Commercial Trust	13,600	16,557
CapitaLand Mall Trust REIT	11,300	17,155
DBS Group Holdings, Ltd.	700	13,661
Keppel Corp., Ltd.	900	4,720
Oversea-Chinese Banking Corp., Ltd.	2,026	17,296
SATS, Ltd.	3,808	13,964
Singapore Airlines, Ltd.	2,900	22,736
Singapore Exchange, Ltd.	1,300	6,836
Singapore Press Holdings, Ltd.	7,500	14,302
Singapore Technologies Engineering, Ltd.	2,200	5,308
Singapore Telecommunications, Ltd.	26,842	60,633
United Overseas Bank, Ltd.	600	11,776
Venture Corp., Ltd.	300	3,925
Wilmar International, Ltd.	2,100	4,713
		213,582
SOUTH AFRICA — 0.0% (c)
Investec PLC	275	1,953
Old Mutual, Ltd. (b)	275	546
		2,499
SPAIN — 1.0%
ACS Actividades de Construccion y Servicios SA	134	5,429
Aena SME SA (d)	26	4,720
Amadeus IT Group SA	790	62,352
Banco Bilbao Vizcaya Argentaria SA	3,165	22,445
Banco de Sabadell SA	4,990	8,363
Banco Santander SA	8,729	46,800
Bankia SA	1,325	4,961
CaixaBank SA	1,407	6,088
Enagas SA	189	5,526
Endesa SA (a)	342	7,545
Ferrovial SA	257	5,274
Gas Natural SDG SA (a)	211	5,587
Iberdrola SA	2,836	21,933

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Industria de Diseno Textil SA	1,273	43,489
Mapfre SA	939	2,834
Red Electrica Corp. SA (a)	262	5,335
Repsol SA	614	12,019
Telefonica SA	2,313	19,657
		290,357
SWEDEN — 0.6%
Assa Abloy AB Class B	160	3,414
Atlas Copco AB Class A	751	21,894
Atlas Copco AB Class B	441	11,567
Boliden AB	369	11,987
Electrolux AB Class B	412	9,395
Epiroc AB Class A (b)	751	7,890
Epiroc AB Class B (b)	441	4,042
Essity AB Class B	180	4,451
Hennes & Mauritz AB Class B (a)	1,146	17,102
Industrivarden AB Class C	237	4,602
Investor AB Class B	306	12,481
Nordea Bank AB	1,843	17,775
Sandvik AB	66	1,173
Skandinaviska Enskilda Banken AB Class A	575	5,474
Skanska AB Class B	152	2,766
SKF AB Class B	255	4,752
Svenska Handelsbanken AB Class A	523	5,820
Swedbank AB Class A	334	7,161
Telefonaktiebolaget LM Ericsson Class B	845	6,542
Telia Co. AB	865	3,960
Volvo AB Class B	538	8,612
		172,860
SWITZERLAND — 4.0%
ABB, Ltd.	331	7,237
Adecco Group AG	255	15,090
Baloise Holding AG	11	1,599
Chocoladefabriken Lindt & Spruengli AG	9	58,281
Cie Financiere Richemont SA	85	7,201
Credit Suisse Group AG	801	12,060
EMS-Chemie Holding AG	53	33,974
Ferguson PLC	252	20,461
Geberit AG	38	16,299
Givaudan SA	16	36,288
Glencore PLC	5,021	23,997
Julius Baer Group, Ltd. (b)	54	3,170
Kuehne + Nagel International AG	340	51,088
LafargeHolcim, Ltd. (b)	101	4,921
Lonza Group AG (b)	19	5,042
Nestle SA	1,827	141,494
Novartis AG	1,233	93,479
Partners Group Holding AG	98	71,801
Roche Holding AG	1,223	271,648
Schindler Holding AG	42	9,035
Schindler Holding AG	122	25,655
SGS SA	7	18,625
Sika AG	300	41,513
Sonova Holding AG	220	39,405
Security Description	Shares	Value
STMicroelectronics NV	104	2,320
Straumann Holding AG	9	6,843
Swatch Group AG	10	4,744
Swiss Life Holding AG (b)	20	6,949
Swiss Prime Site AG (b)	305	27,998
Swiss Re AG	195	16,830
Swisscom AG (a)	133	59,364
TE Connectivity, Ltd.	8	721
Temenos AG (b)	65	9,819
UBS Group AG (b)	1,681	25,944
Zurich Insurance Group AG	48	14,217
		1,185,112
UNITED KINGDOM — 5.4%
3i Group PLC	1,336	15,885
Admiral Group PLC	319	8,034
Anglo American PLC (a)	371	8,301
Ashtead Group PLC	527	15,815
Associated British Foods PLC	105	3,796
AstraZeneca PLC	1,693	117,414
Auto Trader Group PLC (d)	85	478
Aviva PLC	1,682	11,192
Babcock International Group PLC	60	648
BAE Systems PLC	3,985	34,029
Barclays PLC	11,961	29,846
Barratt Developments PLC	260	1,769
Berkeley Group Holdings PLC	210	10,494
BP PLC	5,810	44,359
British American Tobacco PLC ADR	641	32,338
British Land Co. PLC REIT	418	3,710
BT Group PLC	13,209	37,983
Bunzl PLC	433	13,120
Burberry Group PLC	513	14,629
Carnival PLC	71	4,075
Centrica PLC	4,463	9,289
CNH Industrial NV	468	4,970
Coca-Cola European Partners PLC	94	3,820
Compass Group PLC	3,534	75,515
ConvaTec Group PLC (d)	256	718
Croda International PLC	190	12,046
DCC PLC	53	4,825
Diageo PLC	2,812	101,056
Direct Line Insurance Group PLC	52	235
easyJet PLC	76	1,679
Experian PLC	902	22,323
Fiat Chrysler Automobiles NV	826	15,752
G4S PLC	695	2,456
GlaxoSmithKline PLC	2,992	60,430
Hargreaves Lansdown PLC	364	9,475
HSBC Holdings PLC	8,000	75,064
Imperial Brands PLC	1,322	49,254
International Consolidated Airlines Group SA	481	4,224
Intertek Group PLC	208	15,697
ITV PLC	5,336	12,258
J Sainsbury PLC	855	3,626
Johnson Matthey PLC	255	12,184
Kingfisher PLC	2,705	10,607

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Land Securities Group PLC REIT	295	3,727
Legal & General Group PLC	6,524	22,911
Liberty Global PLC Series C (b)	225	5,987
Lloyds Banking Group PLC	28,289	23,548
London Stock Exchange Group PLC	3	177
Marks & Spencer Group PLC	1,111	4,329
Melrose Industries PLC	9	25
Merlin Entertainments PLC (d)	263	1,343
Mondi PLC	413	11,183
National Grid PLC	1,083	11,988
Next PLC	168	13,419
Pearson PLC	265	3,096
Pentair PLC	70	2,946
Persimmon PLC	400	13,377
Prudential PLC	615	14,083
Quilter PLC (b)(d)	0	1
Randgold Resources, Ltd.	212	16,290
Reckitt Benckiser Group PLC	194	15,980
RELX NV	1,052	22,434
RELX PLC	1,164	24,934
Rio Tinto PLC	1,297	71,937
Rio Tinto, Ltd.	398	24,537
Rolls-Royce Holdings PLC (b)	341	4,449
Royal Bank of Scotland Group PLC (b)	945	3,195
Royal Mail PLC	2,831	18,890
RSA Insurance Group PLC	118	1,058
Sage Group PLC	924	7,668
Schroders PLC	150	6,254
Shire PLC	145	8,165
Sky PLC	209	4,033
Smith & Nephew PLC	820	15,135
Smiths Group PLC	393	8,810
SSE PLC	508	9,088
Standard Chartered PLC	1,370	12,527
Standard Life Aberdeen PLC	657	2,825
Taylor Wimpey PLC	4,317	10,196
TechnipFMC PLC	200	6,348
TechnipFMC PLC	10	319
Tesco PLC	3,890	13,184
Travis Perkins PLC	195	3,662
Unilever NV	1,809	100,927
Unilever PLC	1,438	79,586
United Utilities Group PLC	478	4,816
Vodafone Group PLC	17,564	42,626
Weir Group PLC	5	132
Whitbread PLC	205	10,715
Wm Morrison Supermarkets PLC	1,712	5,696
WPP PLC	379	5,970
		1,609,944
UNITED STATES — 61.0%
3M Co.	778	153,048
Abbott Laboratories	744	45,377
AbbVie, Inc.	160	14,824
Accenture PLC Class A	1,137	186,002
Activision Blizzard, Inc.	45	3,434
Acuity Brands, Inc. (a)	100	11,587
Adobe Systems, Inc. (b)	485	118,248
Security Description	Shares	Value
AES Corp.	369	4,948
Aetna, Inc.	283	51,930
Aflac, Inc.	674	28,995
AGCO Corp.	38	2,307
Agilent Technologies, Inc.	36	2,226
AGNC Investment Corp. REIT	1,927	35,823
Air Products & Chemicals, Inc.	51	7,942
Align Technology, Inc. (b)	125	42,767
Alleghany Corp.	95	54,622
Allergan PLC	140	23,341
Alliant Energy Corp.	100	4,232
Allstate Corp.	839	76,576
Ally Financial, Inc.	290	7,618
Alphabet, Inc. Class A (b)	254	286,814
Alphabet, Inc. Class C (b)	274	305,688
Altria Group, Inc.	3,619	205,523
Amazon.com, Inc. (b)	25	42,495
Ameren Corp.	386	23,488
American Airlines Group, Inc. (a)	100	3,796
American Electric Power Co., Inc.	580	40,165
American Express Co.	100	9,800
American Financial Group, Inc.	100	10,733
American International Group, Inc.	274	14,527
American Tower Corp. REIT	94	13,552
American Water Works Co., Inc.	145	12,380
Ameriprise Financial, Inc.	150	20,982
AmerisourceBergen Corp.	185	15,775
Amgen, Inc.	693	127,921
Amphenol Corp. Class A	660	57,519
Anadarko Petroleum Corp.	95	6,959
Andeavor	42	5,510
Annaly Capital Management, Inc. REIT	6,235	64,158
ANSYS, Inc. (b)	273	47,551
Anthem, Inc.	150	35,705
AO Smith Corp.	200	11,830
Aon PLC	302	41,425
Apache Corp. (a)	100	4,675
Apple, Inc.	3,647	675,096
Applied Materials, Inc.	1,206	55,705
Aptiv PLC	333	30,513
Aramark	300	11,130
Arch Capital Group, Ltd. (b)	2,079	55,010
Archer-Daniels-Midland Co.	254	11,641
Arconic, Inc.	140	2,381
Arista Networks, Inc. (b)	100	25,749
Arrow Electronics, Inc. (b)	95	7,152
AT&T, Inc.	5,708	183,284
Athene Holding, Ltd. Class A (b)	293	12,845
Automatic Data Processing, Inc.	976	130,921
AutoZone, Inc. (b)	55	36,901
AvalonBay Communities, Inc. REIT	379	65,146
Avery Dennison Corp.	100	10,210
Avnet, Inc.	120	5,147
Axis Capital Holdings, Ltd.	485	26,976
Baker Hughes a GE Co.	135	4,459
Ball Corp.	40	1,422
Bank of America Corp.	3,724	104,980

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Bank of New York Mellon Corp.	278	14,993
Baxter International, Inc.	898	66,308
BB&T Corp.	290	14,628
Becton Dickinson and Co.	207	49,589
Berkshire Hathaway, Inc. Class B (b)	653	121,882
Best Buy Co., Inc.	289	21,554
Biogen, Inc. (b)	221	64,143
BlackRock, Inc.	30	14,971
Boeing Co.	101	33,887
Booking Holdings, Inc. (b)	65	131,761
BorgWarner, Inc.	285	12,301
Boston Scientific Corp. (b)	583	19,064
Brighthouse Financial, Inc. (b)	40	1,603
Bristol-Myers Squibb Co.	1,971	109,075
Broadcom, Inc.	45	10,919
Broadridge Financial Solutions, Inc.	631	72,628
Brown-Forman Corp. Class B	311	15,242
Bunge, Ltd.	115	8,017
C.H. Robinson Worldwide, Inc.	620	51,869
CA, Inc.	128	4,563
Cadence Design Systems, Inc. (b)	300	12,993
Camden Property Trust REIT	90	8,202
Campbell Soup Co. (a)	655	26,554
Capital One Financial Corp.	195	17,921
Cardinal Health, Inc.	333	16,260
CarMax, Inc. (a)(b)	20	1,457
Carnival Corp.	125	7,164
Caterpillar, Inc.	115	15,602
CBRE Group, Inc. Class A (b)	100	4,774
CBS Corp. Class B	141	7,927
CDK Global, Inc.	8	520
CDW Corp.	100	8,079
Celanese Corp. Series A	185	20,546
Celgene Corp. (b)	800	63,536
Centene Corp. (b)	100	12,321
CenterPoint Energy, Inc.	35	970
CenturyLink, Inc.	560	10,438
Cerner Corp. (b)	298	17,817
CF Industries Holdings, Inc.	74	3,286
Charles Schwab Corp.	95	4,855
Charter Communications, Inc. Class A (b)	105	30,787
Chevron Corp.	655	82,812
Chubb, Ltd.	520	66,050
Church & Dwight Co., Inc.	1,257	66,822
Cigna Corp.	85	14,446
Cincinnati Financial Corp.	398	26,610
Cisco Systems, Inc.	1,565	67,342
CIT Group, Inc.	25	1,260
Citigroup, Inc.	1,407	94,156
Citizens Financial Group, Inc.	239	9,297
Citrix Systems, Inc. (b)	185	19,395
Clorox Co.	465	62,891
CME Group, Inc.	120	19,670
CMS Energy Corp.	100	4,728
Coca-Cola Co.	2,491	109,255
Cognex Corp.	200	8,922
Security Description	Shares	Value
Cognizant Technology Solutions Corp. Class A	710	56,083
Colgate-Palmolive Co.	414	26,831
Comcast Corp. Class A	2,420	79,400
Comerica, Inc.	46	4,182
CommScope Holding Co., Inc. (b)	400	11,682
ConocoPhillips	153	10,652
Consolidated Edison, Inc.	1,583	123,442
Constellation Brands, Inc. Class A	125	27,359
Copart, Inc. (b)	200	11,312
Corning, Inc.	263	7,235
Costco Wholesale Corp.	592	123,716
Crown Castle International Corp. REIT	495	53,371
CSX Corp.	160	10,205
Cummins, Inc.	215	28,595
CVS Health Corp.	632	40,669
D.R. Horton, Inc.	100	4,100
Danaher Corp.	307	30,295
Darden Restaurants, Inc.	210	22,483
DaVita, Inc. (b)	75	5,208
Deere & Co.	54	7,549
Dell Technologies, Inc. Class V (b)	210	17,762
Delta Air Lines, Inc.	35	1,734
Devon Energy Corp.	125	5,495
Discover Financial Services	65	4,577
Discovery, Inc. Class C (b)	110	2,805
DISH Network Corp. Class A (b)	90	3,025
Dollar General Corp.	423	41,708
Dollar Tree, Inc. (b)	108	9,180
Dominion Energy, Inc.	938	63,953
Dover Corp.	60	4,392
DowDuPont, Inc.	533	35,135
Dr. Pepper Snapple Group, Inc.	840	102,480
DTE Energy Co.	180	18,653
Duke Energy Corp.	1,033	81,690
DXC Technology Co.	46	3,708
E*TRADE Financial Corp. (b)	100	6,116
Eastman Chemical Co.	20	1,999
Eaton Corp. PLC	120	8,969
Eaton Vance Corp.	160	8,350
eBay, Inc. (b)	620	22,481
Ecolab, Inc.	100	14,033
Edison International	220	13,919
Edwards Lifesciences Corp. (b)	170	24,747
Eli Lilly & Co.	1,928	164,516
Emerson Electric Co.	133	9,196
Entergy Corp.	90	7,271
EOG Resources, Inc.	5	622
EQT Corp. (a)	65	3,587
Equity Residential REIT	585	37,259
Essex Property Trust, Inc. REIT	100	23,907
Estee Lauder Cos., Inc. Class A	300	42,807
Everest Re Group, Ltd.	190	43,791
Evergy, Inc.	300	16,845
Eversource Energy	264	15,473
Exelon Corp.	379	16,145

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Expeditors International of Washington, Inc.	933	68,202
Express Scripts Holding Co. (b)	229	17,681
Exxon Mobil Corp.	2,266	187,466
F5 Networks, Inc. (b)	315	54,322
Facebook, Inc. Class A (b)	2,703	525,247
Fastenal Co.	369	17,760
Federal Realty Investment Trust REIT	30	3,797
FedEx Corp.	85	19,300
Fidelity National Information Services, Inc.	443	46,971
Fifth Third Bancorp	228	6,544
FirstEnergy Corp.	225	8,080
Fiserv, Inc. (b)	1,200	88,908
FleetCor Technologies, Inc. (b)	15	3,160
Flex, Ltd. (b)	118	1,665
Fluor Corp.	115	5,610
FNF Group	657	24,716
Ford Motor Co.	3,250	35,978
Fortive Corp.	343	26,449
Franklin Resources, Inc.	308	9,871
Freeport-McMoRan, Inc.	100	1,726
Gap, Inc.	393	12,729
Garmin, Ltd.	100	6,100
General Dynamics Corp.	321	59,838
General Electric Co.	2,575	35,046
General Mills, Inc.	757	33,505
General Motors Co.	1,053	41,488
Genuine Parts Co.	134	12,300
GGP, Inc. REIT	200	4,086
Gilead Sciences, Inc.	1,712	121,278
Goldman Sachs Group, Inc.	110	24,263
Goodyear Tire & Rubber Co.	200	4,658
Halliburton Co.	144	6,489
Harley-Davidson, Inc.	100	4,208
Harris Corp.	302	43,651
Hartford Financial Services Group, Inc.	100	5,113
Hasbro, Inc.	125	11,539
HCA Healthcare, Inc.	205	21,033
HCP, Inc. REIT	130	3,357
Henry Schein, Inc. (a)(b)	241	17,506
Hershey Co.	260	24,196
Hess Corp. (a)	60	4,013
Hewlett Packard Enterprise Co.	847	12,375
Hilton Worldwide Holdings, Inc.	100	7,916
HollyFrontier Corp.	66	4,516
Home Depot, Inc.	358	69,846
Honeywell International, Inc.	813	117,113
Hormel Foods Corp. (a)	505	18,791
Host Hotels & Resorts, Inc. REIT	245	5,162
HP, Inc.	690	15,656
Humana, Inc.	126	37,501
Huntington Bancshares, Inc.	400	5,904
Huntington Ingalls Industries, Inc.	125	27,099
IDEX Corp.	100	13,648
Illinois Tool Works, Inc.	385	53,338
Security Description	Shares	Value
Intel Corp. (b)	5,593	278,028
Intercontinental Exchange, Inc.	150	11,033
International Business Machines Corp.	1,311	183,147
International Flavors & Fragrances, Inc.	95	11,776
International Paper Co.	60	3,125
Interpublic Group of Cos., Inc.	498	11,673
Intuit, Inc.	326	66,603
Intuitive Surgical, Inc. (b)	89	42,585
Invesco, Ltd.	145	3,851
J.M. Smucker Co.	245	26,333
Jack Henry & Associates, Inc.	423	55,142
JB Hunt Transport Services, Inc.	39	4,740
Jefferies Financial Group, Inc.	200	4,548
Johnson & Johnson	3,921	475,774
Johnson Controls International PLC	248	8,296
JPMorgan Chase & Co.	1,245	129,729
Juniper Networks, Inc.	5	137
Kellogg Co.	783	54,708
KeyCorp	413	8,070
Kimberly-Clark Corp.	382	40,240
Kimco Realty Corp. REIT	300	5,097
Kinder Morgan, Inc.	630	11,132
KLA-Tencor Corp.	185	18,968
Kohl's Corp.	110	8,019
Kraft Heinz Co. (a)	353	22,175
Kroger Co.	758	21,565
L Brands, Inc.	200	7,376
L3 Technologies, Inc.	158	30,387
Laboratory Corp. of America Holdings (b)	229	41,112
Las Vegas Sands Corp.	344	26,268
Lear Corp.	125	23,226
Leggett & Platt, Inc. (a)	200	8,928
Lennar Corp. Class A	100	5,250
Liberty Broadband Corp. Class C (a)(b)	150	11,358
Liberty Media Corp.-Liberty SiriusXM Class C (b)	31	1,406
Lincoln National Corp.	110	6,848
LKQ Corp. (b)	200	6,380
Lockheed Martin Corp.	383	113,150
Loews Corp.	135	6,518
Lowe's Cos., Inc.	977	93,372
Lululemon Athletica, Inc. (b)	145	18,103
LyondellBasell Industries NV Class A	525	57,671
M&T Bank Corp.	85	14,463
Macy's, Inc.	200	7,486
ManpowerGroup, Inc.	65	5,594
Marathon Oil Corp.	100	2,086
Marathon Petroleum Corp.	185	12,980
Markel Corp. (b)	71	76,989
Marriott International, Inc. Class A	250	31,650
Marsh & McLennan Cos., Inc.	1,073	87,954
Mastercard, Inc. Class A	1,333	261,961
Maxim Integrated Products, Inc.	374	21,939

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
McCormick & Co., Inc.	550	63,849
McDonald's Corp.	868	136,007
McKesson Corp.	293	39,086
Medtronic PLC	737	63,095
Merck & Co., Inc.	1,516	92,021
MetLife, Inc.	448	19,533
Mettler-Toledo International, Inc. (b)	45	26,038
MGM Resorts International	205	5,951
Michael Kors Holdings, Ltd. (b)	239	15,917
Micron Technology, Inc. (b)	244	12,795
Microsoft Corp.	5,869	578,742
Middleby Corp. (a)(b)	100	10,442
Molson Coors Brewing Co. Class B	80	5,443
Mondelez International, Inc. Class A	343	14,063
Monster Beverage Corp. (b)	448	25,670
Morgan Stanley	425	20,145
Mosaic Co.	120	3,366
Motorola Solutions, Inc.	619	72,033
Mylan NV (b)	110	3,975
National Oilwell Varco, Inc.	125	5,425
NetApp, Inc.	345	27,093
New York Community Bancorp, Inc.	364	4,019
Newell Brands, Inc. (a)	134	3,456
Newmont Mining Corp.	1,333	50,267
NextEra Energy, Inc.	626	104,561
Nielsen Holdings PLC	200	6,186
NIKE, Inc. Class B	1,812	144,380
NiSource, Inc.	200	5,256
Noble Energy, Inc.	75	2,646
Nordstrom, Inc. (a)	195	10,097
Norfolk Southern Corp.	75	11,315
Northrop Grumman Corp.	479	147,388
Norwegian Cruise Line Holdings, Ltd. (b)	100	4,725
Nucor Corp.	105	6,563
NVIDIA Corp.	756	179,096
NVR, Inc. (b)	6	17,822
Occidental Petroleum Corp.	355	29,706
Old Dominion Freight Line, Inc.	100	14,896
Omnicom Group, Inc. (a)	324	24,711
ONEOK, Inc.	80	5,586
Oracle Corp.	823	36,261
O'Reilly Automotive, Inc. (b)	52	14,226
PACCAR, Inc.	90	5,576
Palo Alto Networks, Inc. (b)	100	20,547
Paychex, Inc.	1,377	94,118
PayPal Holdings, Inc. (b)	60	4,996
People's United Financial, Inc.	151	2,732
PepsiCo, Inc.	1,184	128,902
Pfizer, Inc.	3,123	113,302
PG&E Corp.	185	7,874
Philip Morris International, Inc.	414	33,426
Phillips 66	198	22,237
Pinnacle West Capital Corp.	100	8,056
Pioneer Natural Resources Co.	25	4,731
Plains GP Holdings L.P. Class A (b)	185	4,423
Security Description	Shares	Value
PNC Financial Services Group, Inc.	170	22,967
PPG Industries, Inc.	260	26,970
PPL Corp. (a)	220	6,281
Praxair, Inc.	300	47,445
Principal Financial Group, Inc.	110	5,825
Procter & Gamble Co.	3,902	304,590
Progressive Corp.	650	38,448
Prologis, Inc. REIT	135	8,868
Prudential Financial, Inc.	275	25,715
Public Service Enterprise Group, Inc.	180	9,745
Public Storage REIT	413	93,693
PulteGroup, Inc.	170	4,888
QUALCOMM, Inc.	258	14,479
Quest Diagnostics, Inc.	36	3,958
Qurate Retail, Inc. (b)	200	4,244
Raymond James Financial, Inc.	100	8,935
Raytheon Co.	766	147,976
Realty Income Corp. REIT	398	21,408
Red Hat, Inc. (b)	150	20,156
Regeneron Pharmaceuticals, Inc. (b)	125	43,124
Regions Financial Corp.	375	6,668
Republic Services, Inc.	1,177	80,460
ResMed, Inc.	170	17,609
Robert Half International, Inc.	190	12,369
Rockwell Automation, Inc.	185	30,753
Rockwell Collins, Inc.	390	52,525
Rollins, Inc.	100	5,258
Ross Stores, Inc.	773	65,512
Royal Caribbean Cruises, Ltd.	38	3,937
Schlumberger, Ltd.	153	10,256
Seagate Technology PLC	20	1,129
SEI Investments Co.	195	12,191
Sempra Energy	110	12,772
Simon Property Group, Inc. REIT	35	5,957
Sirius XM Holdings, Inc. (a)	1,200	8,124
Skyworks Solutions, Inc.	205	19,813
Snap-on, Inc.	100	16,072
Southern Co.	1,967	91,092
Southwest Airlines Co.	130	6,614
Spirit AeroSystems Holdings, Inc. Class A	100	8,591
Starbucks Corp.	2,220	108,447
State Street Corp. (e)	80	7,447
Stericycle, Inc. (b)	25	1,632
Stryker Corp.	379	63,998
SunTrust Banks, Inc.	165	10,893
Synchrony Financial	160	5,341
Synopsys, Inc. (b)	515	44,069
Sysco Corp.	387	26,428
T Rowe Price Group, Inc.	334	38,774
Tapestry, Inc.	578	26,998
Targa Resources Corp.	100	4,949
Target Corp.	222	16,899
TD Ameritrade Holding Corp.	5	274
Texas Instruments, Inc.	1,349	148,727
Textron, Inc.	40	2,636
Thermo Fisher Scientific, Inc.	65	13,464

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
TJX Cos., Inc.	1,827	173,894
T-Mobile US, Inc. (b)	200	11,950
Tractor Supply Co.	195	14,916
Travelers Cos., Inc.	420	51,383
Twenty-First Century Fox, Inc. Class A	224	11,131
Twenty-First Century Fox, Inc. Class B	58	2,858
Tyson Foods, Inc. Class A	240	16,524
UDR, Inc. REIT	693	26,015
UGI Corp.	100	5,207
Ulta Salon Cosmetics & Fragrance, Inc. (b)	75	17,510
Union Pacific Corp.	738	104,560
United Continental Holdings, Inc. (b)	100	6,973
United Parcel Service, Inc. Class B	80	8,498
United Technologies Corp.	195	24,381
United Therapeutics Corp. (b)	100	11,315
UnitedHealth Group, Inc.	505	123,897
Universal Health Services, Inc. Class B	60	6,686
Unum Group	150	5,549
US Bancorp	739	36,965
Valero Energy Corp.	203	22,498
Varian Medical Systems, Inc. (b)	169	19,219
Ventas, Inc. REIT	51	2,904
VeriSign, Inc. (b)	125	17,178
Verizon Communications, Inc.	3,175	159,734
VF Corp.	494	40,271
Viacom, Inc. Class B	300	9,048
Visa, Inc. Class A	2,670	353,641
VMware, Inc. Class A (b)	99	14,550
Voya Financial, Inc.	56	2,632
W.W. Grainger, Inc.	80	24,672
WABCO Holdings, Inc. (b)	100	11,702
Wabtec Corp. (a)	22	2,169
Walmart, Inc.	1,455	124,621
Walgreens Boots Alliance, Inc.	320	19,205
Walt Disney Co.	1,900	199,139
Waste Management, Inc.	1,237	100,618
Waters Corp. (b)	105	20,327
WEC Energy Group, Inc.	763	49,328
Wells Fargo & Co.	1,892	104,892
Welltower, Inc. REIT	257	16,111
Western Digital Corp.	75	5,806
Western Union Co.	135	2,745
WestRock Co.	110	6,272
Weyerhaeuser Co. REIT	170	6,198
Whirlpool Corp.	35	5,118
Williams Cos., Inc.	110	2,982
Willis Towers Watson PLC	60	9,096
Worldpay, Inc. Class A (b)	150	12,267
WR Berkley Corp.	490	35,481
Xcel Energy, Inc.	1,382	63,130
Xerox Corp.	151	3,624
Xilinx, Inc.	185	12,073
Yum! Brands, Inc.	340	26,595
Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	50	5,572
Zions Bancorp	100	5,269
Zoetis, Inc.	140	11,927
		18,166,501
TOTAL COMMON STOCKS (Cost $28,479,771)		29,655,067

RIGHTS — 0.0% (c)
ITALY — 0.0% (c)
Intesa Sanpaolo SpA (expiring 7/17/18) (b) (f)	11,076	—
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 7/11/18) (b)	134	138
Repsol SA (expiring 7/6/18) (a) (b)	614	348
		486
TOTAL RIGHTS (Cost $492)		486
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (g) (h)	11,071	$ 11,071
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	239,699	239,699
TOTAL SHORT-TERM INVESTMENTS (Cost $250,770)		250,770
TOTAL INVESTMENTS — 100.5% (Cost $28,731,033)		29,906,323
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(136,882)
NET ASSETS — 100.0%		$ 29,769,441

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $0, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 436,234	$—	$—	$ 436,234
Austria	13,066	—	—	13,066
Belgium	101,294	—	—	101,294
Bermuda	24,064	—	—	24,064
Canada	990,748	—	—	990,748
China	11,774	—	—	11,774
Denmark	360,024	—	—	360,024
Finland	111,894	—	—	111,894
France	811,386	—	—	811,386
Germany	669,310	—	—	669,310
Hong Kong	607,218	—	—	607,218
Ireland	118,819	—	—	118,819
Israel	91,031	—	—	91,031
Italy	220,577	—	—	220,577
Japan	3,015,752	—	—	3,015,752
Luxembourg	20,578	—	—	20,578
Mexico	302	—	—	302
Netherlands	332,126	—	—	332,126
New Zealand	40,108	—	—	40,108
Norway	22,503	—	—	22,503
Portugal	15,404	—	—	15,404
Singapore	213,582	—	—	213,582
South Africa	2,499	—	—	2,499
Spain	290,357	—	—	290,357
Sweden	172,860	—	—	172,860
Switzerland	1,185,112	—	—	1,185,112
United Kingdom	1,609,944	—	—	1,609,944
See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
United States	$18,166,501	$—	$—	$18,166,501
Rights
Italy	—	0(a)	—	0
Spain	486	—	—	486
Short-Term Investments	250,770	—	—	250,770
TOTAL INVESTMENTS	$29,906,323	$—	$—	$29,906,323

(a)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Corp	108	$ 10,318	$ 7,073	$ 9,611	$1,725	$(2,058)	80	$ 7,447	$ 139	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,411,701	4,411,701	1,424,416	5,825,046	—	—	11,071	11,071	427	—
State Street Navigator Securities Lending Government Money Market Portfolio	24,983	24,983	2,638,815	2,424,099	—	—	239,699	239,699	1,995	—
Total		$4,447,002	$4,070,304	$8,258,756	$1,725	$(2,058)		$258,217	$2,561	$—
See accompanying notes to schedule of investments.

SPDR MSCI CANADA STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.7%
Bombardier, Inc. Class B (a)	16,877	$ 66,715
CAE, Inc.	30,073	624,344
		691,059
AUTO COMPONENTS — 2.7%
Linamar Corp.	4,881	214,505
Magna International, Inc.	15,709	913,079
		1,127,584
BANKS — 18.9%
Bank of Montreal	13,916	1,075,027
Bank of Nova Scotia (b)	22,830	1,291,927
Canadian Imperial Bank of Commerce	18,491	1,607,534
National Bank of Canada (b)	10,013	480,459
Royal Bank of Canada	22,424	1,687,447
Toronto-Dominion Bank	28,135	1,627,422
		7,769,816
CAPITAL MARKETS — 3.8%
Brookfield Asset Management, Inc. Class A	14,004	567,740
CI Financial Corp.	34,468	619,163
IGM Financial, Inc.	807	23,380
Thomson Reuters Corp.	8,673	349,768
		1,560,051
CHEMICALS — 1.2%
Methanex Corp.	386	27,278
Nutrien, Ltd.	8,207	446,208
		473,486
CONSTRUCTION & ENGINEERING — 0.4%
SNC-Lavalin Group, Inc.	2,986	131,793
WSP Global, Inc.	900	47,359
		179,152
CONTAINERS & PACKAGING — 2.0%
CCL Industries, Inc. Class B	16,652	815,859
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Onex Corp.	3,347	245,507
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
BCE, Inc.	22,568	913,391
TELUS Corp.	26,906	955,194
		1,868,585
ELECTRIC UTILITIES — 2.7%
Emera, Inc.	4,880	158,778
Fortis, Inc.	17,427	556,678
Hydro One, Ltd. (c)	25,692	391,400
		1,106,856
FOOD & STAPLES RETAILING — 7.2%
Alimentation Couche-Tard, Inc. Class B	24,340	1,056,716
Empire Co., Ltd. Class A	5,516	110,660
George Weston, Ltd.	4,250	346,539
Loblaw Cos., Ltd.	9,122	468,773
Security Description	Shares	Value
Metro, Inc.	28,192	$ 957,772
		2,940,460
FOOD PRODUCTS — 2.4%
Saputo, Inc.	30,147	1,000,355
HOTELS, RESTAURANTS & LEISURE — 0.3%
Restaurant Brands International, Inc.	1,934	116,588
INSURANCE — 14.3%
Fairfax Financial Holdings, Ltd.	583	326,484
Great-West Lifeco, Inc.	42,964	1,055,606
Industrial Alliance Insurance & Financial Services, Inc.	10,447	403,045
Intact Financial Corp.	16,050	1,137,757
Manulife Financial Corp.	31,916	573,078
Power Corp. of Canada	14,958	334,763
Power Financial Corp.	36,780	859,770
Sun Life Financial, Inc.	29,519	1,185,517
		5,876,020
INTERNET SOFTWARE & SERVICES — 0.0% (d)
Shopify, Inc. Class A (a)	67	9,764
IT SERVICES — 3.0%
CGI Group, Inc. Class A (a)	19,549	1,238,076
MEDIA — 0.6%
Shaw Communications, Inc. Class B	11,836	240,958
METALS & MINING — 3.2%
Agnico Eagle Mines, Ltd.	4,257	195,043
Barrick Gold Corp.	18,364	241,093
First Quantum Minerals, Ltd.	4,489	66,101
Franco-Nevada Corp.	4,398	320,794
Goldcorp, Inc.	9,796	134,416
Kinross Gold Corp. (a)	14,448	54,367
Lundin Mining Corp.	5,858	32,553
Teck Resources, Ltd. Class B	6,740	171,594
Turquoise Hill Resources, Ltd. (a)	13,541	38,293
Wheaton Precious Metals Corp.	3,374	74,433
		1,328,687
MULTI-UTILITIES — 0.4%
Atco, Ltd. Class I	1,218	37,574
Canadian Utilities, Ltd. Class A	4,547	114,759
		152,333
MULTILINE RETAIL — 2.4%
Canadian Tire Corp., Ltd. Class A	6,284	819,746
Dollarama, Inc.	4,791	185,601
		1,005,347
OIL, GAS & CONSUMABLE FUELS — 12.8%
AltaGas, Ltd. (b)	9,674	199,665
ARC Resources, Ltd.	3,383	34,924
Cameco Corp.	7,077	79,569
Canadian Natural Resources, Ltd.	8,869	319,916
Cenovus Energy, Inc.	12,443	129,117
Crescent Point Energy Corp.	9,788	71,878
Enbridge, Inc.	22,049	787,794
Encana Corp.	6,877	89,763

See accompanying notes to schedule of investments.

SPDR MSCI CANADA STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Husky Energy, Inc.	12,989	$ 202,322
Imperial Oil, Ltd.	11,824	392,800
Inter Pipeline, Ltd. (b)	8,773	164,329
Keyera Corp. (b)	21,951	610,413
Pembina Pipeline Corp. (b)	14,426	499,309
PrairieSky Royalty, Ltd. (b)	1,261	24,876
Seven Generations Energy, Ltd. Class A (a)	2,125	23,407
Suncor Energy, Inc.	21,167	860,872
Tourmaline Oil Corp.	2,635	47,053
TransCanada Corp. (b)	15,932	688,899
Vermilion Energy, Inc.	677	24,400
		5,251,306
PAPER & FOREST PRODUCTS — 1.1%
West Fraser Timber Co., Ltd. (b)	6,534	449,475
PHARMACEUTICALS — 0.3%
Valeant Pharmaceuticals International, Inc. (a)	4,772	111,006
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
H&R Real Estate Investment Trust	12,958	198,194
RioCan Real Estate Investment Trust	14,584	267,744
SmartCentres Real Estate Investment Trust	4,069	94,437
		560,375
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
First Capital Realty, Inc.	16,625	261,107
ROAD & RAIL — 5.9%
Canadian National Railway Co. (b)	17,365	1,419,483
Canadian Pacific Railway, Ltd.	5,546	1,015,730
		2,435,213
SOFTWARE — 2.6%
Constellation Software, Inc.	1,233	955,647
Open Text Corp. (b)	2,796	98,347
		1,053,994
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (d)
BlackBerry, Ltd. (a)	1,741	16,782
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Gildan Activewear, Inc.	22,723	639,654
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.1%
Finning International, Inc.	1,391	$ 34,314
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc. Class B	6,139	291,398
TOTAL COMMON STOCKS (Cost $36,955,407)		40,851,167
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	6,940	6,940
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	1,563,764	1,563,764
TOTAL SHORT-TERM INVESTMENTS (Cost $1,570,704)		1,570,704
TOTAL INVESTMENTS — 103.3% (Cost $38,526,111)		42,421,871
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(1,371,994)
NET ASSETS — 100.0%		$ 41,049,877

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 691,059	$—	$—	$ 691,059
Auto Components	1,127,584	—	—	1,127,584
Banks	7,769,816	—	—	7,769,816
Capital Markets	1,560,051	—	—	1,560,051
See accompanying notes to schedule of investments.

SPDR MSCI CANADA STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Chemicals	$ 473,486	$—	$—	$ 473,486
Construction & Engineering	179,152	—	—	179,152
Containers & Packaging	815,859	—	—	815,859
Diversified Financial Services	245,507	—	—	245,507
Diversified Telecommunication Services	1,868,585	—	—	1,868,585
Electric Utilities	1,106,856	—	—	1,106,856
Food & Staples Retailing	2,940,460	—	—	2,940,460
Food Products	1,000,355	—	—	1,000,355
Hotels, Restaurants & Leisure	116,588	—	—	116,588
Insurance	5,876,020	—	—	5,876,020
Internet Software & Services	9,764	—	—	9,764
IT Services	1,238,076	—	—	1,238,076
Media	240,958	—	—	240,958
Metals & Mining	1,328,687	—	—	1,328,687
Multi-Utilities	152,333	—	—	152,333
Multiline Retail	1,005,347	—	—	1,005,347
Oil, Gas & Consumable Fuels	5,251,306	—	—	5,251,306
Paper & Forest Products	449,475	—	—	449,475
Pharmaceuticals	111,006	—	—	111,006
Real Estate Investment Trusts (REITs)	560,375	—	—	560,375
Real Estate Management & Development	261,107	—	—	261,107
Road & Rail	2,435,213	—	—	2,435,213
Software	1,053,994	—	—	1,053,994
Technology Hardware, Storage & Peripherals	16,782	—	—	16,782
Textiles, Apparel & Luxury Goods	639,654	—	—	639,654
Trading Companies & Distributors	34,314	—	—	34,314
Wireless Telecommunication Services	291,398	—	—	291,398
Short-Term Investments	1,570,704	—	—	1,570,704
TOTAL INVESTMENTS	$42,421,871	$—	$—	$42,421,871
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,104	$13,104	$ 892,189	$ 898,353	$—	$—	6,940	$ 6,940	$ 304	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	15,669,460	14,105,696	—	—	1,563,764	1,563,764	2,982	—
Total		$13,104	$16,561,649	$15,004,049	$—	$—		$1,570,704	$3,286	$—
See accompanying notes to schedule of investments.

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 2.1%
MTU Aero Engines AG	990	$ 190,257
AIR FREIGHT & LOGISTICS — 3.3%
Deutsche Post AG	8,955	292,438
AIRLINES — 0.6%
Deutsche Lufthansa AG	2,365	56,882
AUTO COMPONENTS — 2.8%
Continental AG	1,044	238,360
Schaeffler AG Preference Shares	616	8,019
		246,379
AUTOMOBILES — 8.6%
Bayerische Motoren Werke AG	1,966	178,192
Bayerische Motoren Werke AG Preference Shares	399	31,818
Daimler AG	5,037	324,217
Porsche Automobil Holding SE Preference Shares	404	25,735
Volkswagen AG	175	28,912
Volkswagen AG Preference Shares	1,084	179,997
		768,871
BANKS — 0.6%
Commerzbank AG (a)	5,561	53,312
CAPITAL MARKETS — 2.0%
Deutsche Bank AG	9,502	102,309
Deutsche Boerse AG	542	72,236
		174,545
CHEMICALS — 11.7%
BASF SE	4,581	438,100
Covestro AG (b)	2,209	197,096
Evonik Industries AG	853	29,210
Fuchs Petrolub SE Preference Shares	1,634	80,585
KS AG	489	12,075
Lanxess AG	162	12,635
Linde AG	370	88,299
Symrise AG	2,146	188,168
		1,046,168
CONSTRUCTION & ENGINEERING — 0.3%
HOCHTIEF AG	122	22,050
CONSTRUCTION MATERIALS — 0.8%
HeidelbergCement AG	872	73,385
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
Deutsche Telekom AG (a)	18,073	280,012
Telefonica Deutschland Holding AG	6,650	26,212
		306,224
ELECTRICAL EQUIPMENT — 0.6%
OSRAM Licht AG	1,264	51,652
FOOD & STAPLES RETAILING — 0.3%
METRO AG	1,933	23,889
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Sartorius AG Preference Shares	68	$ 10,170
Siemens Healthineers AG (a) (b)	4,323	178,448
		188,618
HEALTH CARE PROVIDERS & SERVICES — 4.2%
Fresenius Medical Care AG & Co. KGaA	2,788	281,178
Fresenius SE & Co. KGaA	1,172	94,144
		375,322
HOUSEHOLD PRODUCTS — 3.6%
Henkel AG & Co. KGaA Preference Shares	1,960	250,580
Henkel AG & Co. KGaA	624	69,394
		319,974
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.8%
Uniper SE	2,508	74,787
INDUSTRIAL CONGLOMERATES — 4.7%
Siemens AG	3,151	416,531
INSURANCE — 9.5%
Allianz SE	1,918	396,412
Hannover Rueck SE	1,577	196,643
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,221	258,101
		851,156
INTERNET & CATALOG RETAIL — 0.0% (c)
Zalando SE (a)	55	3,074
INTERNET SOFTWARE & SERVICES — 0.4%
Delivery Hero AG (a) (b)	201	10,696
United Internet AG	374	21,423
		32,119
IT SERVICES — 2.0%
Wirecard AG	1,114	179,425
LIFE SCIENCES TOOLS & SERVICES — 0.5%
QIAGEN NV (a)	1,230	44,806
MACHINERY — 3.0%
GEA Group AG	2,636	88,913
KION Group AG	193	13,890
MAN SE	1,479	167,414
		270,217
MEDIA — 3.3%
Axel Springer SE	776	56,128
ProSiebenSat.1 Media SE	4,757	120,689
RTL Group SA	1,794	121,696
		298,513
METALS & MINING — 0.3%
ThyssenKrupp AG	1,202	29,219
MULTI-UTILITIES — 2.7%
E.ON SE	9,143	97,718
Innogy SE (b)	1,864	79,849

See accompanying notes to schedule of investments.

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
RWE AG	2,885	$ 65,768
		243,335
PERSONAL PRODUCTS — 3.4%
Beiersdorf AG	2,688	305,176
PHARMACEUTICALS — 5.7%
Bayer AG	3,247	357,684
Merck KGaA	1,538	150,156
		507,840
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Deutsche Wohnen SE	1,630	78,788
Vonovia SE	1,939	92,276
		171,064
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Infineon Technologies AG	7,825	199,441
SOFTWARE — 4.7%
SAP SE	3,597	415,558
TEXTILES, APPAREL & LUXURY GOODS — 4.4%
adidas AG	1,100	240,101
HUGO BOSS AG	1,515	137,545
Puma SE	22	12,869
		390,515
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Brenntag AG	2,473	137,784
TRANSPORTATION INFRASTRUCTURE — 0.6%
Fraport AG Frankfurt Airport Services Worldwide	505	48,714
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
1&1 Drillisch AG	212	$ 12,069
TOTAL COMMON STOCKS (Cost $9,220,164)		8,821,309
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e) (Cost $668)	668	668
TOTAL INVESTMENTS — 98.7% (Cost $9,220,832)		8,821,977
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		115,082
NET ASSETS — 100.0%		$ 8,937,059

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.2% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 190,257	$—	$—	$ 190,257
Air Freight & Logistics	292,438	—	—	292,438
Airlines	56,882	—	—	56,882
Auto Components	246,379	—	—	246,379
Automobiles	768,871	—	—	768,871
Banks	53,312	—	—	53,312
Capital Markets	174,545	—	—	174,545
Chemicals	1,046,168	—	—	1,046,168
Construction & Engineering	22,050	—	—	22,050
Construction Materials	73,385	—	—	73,385
Diversified Telecommunication Services	306,224	—	—	306,224
Electrical Equipment	51,652	—	—	51,652
Food & Staples Retailing	23,889	—	—	23,889
Health Care Equipment & Supplies	188,618	—	—	188,618
See accompanying notes to schedule of investments.

SPDR MSCI GERMANY STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Health Care Providers & Services	$ 375,322	$—	$—	$ 375,322
Household Products	319,974	—	—	319,974
Independent Power Producers & Energy Traders	74,787	—	—	74,787
Industrial Conglomerates	416,531	—	—	416,531
Insurance	851,156	—	—	851,156
Internet & Catalog Retail	3,074	—	—	3,074
Internet Software & Services	32,119	—	—	32,119
IT Services	179,425	—	—	179,425
Life Sciences Tools & Services	44,806	—	—	44,806
Machinery	270,217	—	—	270,217
Media	298,513	—	—	298,513
Metals & Mining	29,219	—	—	29,219
Multi-Utilities	243,335	—	—	243,335
Personal Products	305,176	—	—	305,176
Pharmaceuticals	507,840	—	—	507,840
Real Estate Management & Development	171,064	—	—	171,064
Semiconductors & Semiconductor Equipment	199,441	—	—	199,441
Software	415,558	—	—	415,558
Textiles, Apparel & Luxury Goods	390,515	—	—	390,515
Trading Companies & Distributors	137,784	—	—	137,784
Transportation Infrastructure	48,714	—	—	48,714
Wireless Telecommunication Services	12,069	—	—	12,069
Short-Term Investment	668	—	—	668
TOTAL INVESTMENTS	$8,821,977	$—	$—	$8,821,977
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,300	$1,300	$371,089	$371,721	$—	$—	668	$668	$91	$—
See accompanying notes to schedule of investments.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AIR FREIGHT & LOGISTICS — 0.1%
SG Holdings Co., Ltd.	100	$ 2,194
Yamato Holdings Co., Ltd. (a)	900	26,521
		28,715
AIRLINES — 1.1%
ANA Holdings, Inc.	2,600	95,512
Japan Airlines Co., Ltd.	4,600	163,128
		258,640
AUTO COMPONENTS — 2.0%
Aisin Seiki Co., Ltd.	1,100	50,151
Bridgestone Corp.	3,200	125,180
Denso Corp.	1,300	63,518
Koito Manufacturing Co., Ltd.	1,700	112,346
NGK Spark Plug Co., Ltd.	200	5,706
NOK Corp.	300	5,807
Stanley Electric Co., Ltd.	200	6,825
Sumitomo Electric Industries, Ltd.	3,000	44,689
Sumitomo Rubber Industries, Ltd. (a)	1,100	17,479
Toyoda Gosei Co., Ltd.	200	5,072
Toyota Industries Corp.	400	22,426
Yokohama Rubber Co., Ltd.	300	6,238
		465,437
AUTOMOBILES — 7.7%
Honda Motor Co., Ltd.	7,700	226,137
Isuzu Motors, Ltd.	1,400	18,599
Mazda Motor Corp.	3,000	36,835
Mitsubishi Motors Corp.	1,700	13,552
Nissan Motor Co., Ltd.	23,100	224,816
Subaru Corp.	10,700	311,538
Suzuki Motor Corp.	5,600	309,311
Toyota Motor Corp.	8,600	556,692
Yamaha Motor Co., Ltd. (a)	4,300	108,155
		1,805,635
BANKS — 6.5%
Aozora Bank, Ltd. (a)	2,200	83,718
Bank of Kyoto, Ltd.	200	9,263
Chiba Bank, Ltd.	3,800	26,862
Concordia Financial Group, Ltd.	6,400	32,588
Fukuoka Financial Group, Inc.	2,000	10,057
Japan Post Bank Co., Ltd.	11,000	128,109
Mebuki Financial Group, Inc.	6,000	20,151
Mitsubishi UFJ Financial Group, Inc.	60,000	341,859
Mizuho Financial Group, Inc.	188,600	317,554
Resona Holdings, Inc.	16,600	88,811
Seven Bank, Ltd.	1,100	3,367
Shinsei Bank, Ltd.	800	12,322
Shizuoka Bank, Ltd.	1,600	14,459
Sumitomo Mitsui Financial Group, Inc.	7,800	303,226
Sumitomo Mitsui Trust Holdings, Inc.	1,200	47,593
Suruga Bank, Ltd.	3,100	27,735
Yamaguchi Financial Group, Inc.	4,000	45,068
		1,512,742
BEVERAGES — 1.3%
Asahi Group Holdings, Ltd.	2,200	112,657
Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc. (a)	800	$ 31,960
Kirin Holdings Co., Ltd.	3,500	93,626
Suntory Beverage & Food, Ltd.	1,800	76,865
		315,108
BUILDING PRODUCTS — 0.5%
Asahi Glass Co., Ltd.	500	19,478
Daikin Industries, Ltd.	500	59,901
LIXIL Group Corp.	900	18,006
TOTO, Ltd.	200	9,281
		106,666
CAPITAL MARKETS — 1.0%
Daiwa Securities Group, Inc.	5,000	29,039
Japan Exchange Group, Inc.	7,600	141,276
Nomura Holdings, Inc.	10,800	52,476
SBI Holdings, Inc.	300	7,730
		230,521
CHEMICALS — 3.1%
Air Water, Inc.	300	5,509
Asahi Kasei Corp.	3,500	44,491
Daicel Corp.	700	7,748
Hitachi Chemical Co., Ltd.	300	6,053
JSR Corp.	400	6,811
Kaneka Corp.	1,000	8,965
Kansai Paint Co., Ltd.	200	4,157
Kuraray Co., Ltd.	1,800	24,798
Mitsubishi Chemical Holdings Corp.	4,400	36,840
Mitsubishi Gas Chemical Co., Inc.	300	6,798
Mitsui Chemicals, Inc.	500	13,317
Nippon Paint Holdings Co., Ltd.	100	4,306
Nissan Chemical Industries, Ltd.	2,100	98,018
Nitto Denko Corp.	2,400	181,639
Shin-Etsu Chemical Co., Ltd.	900	80,221
Sumitomo Chemical Co., Ltd.	5,000	28,348
Taiyo Nippon Sanso Corp.	200	2,867
Teijin, Ltd.	600	11,007
Toray Industries, Inc.	12,100	95,476
Tosoh Corp.	4,400	68,206
		735,575
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Dai Nippon Printing Co., Ltd.	1,600	35,809
Park24 Co., Ltd.	2,000	54,439
Secom Co., Ltd.	1,500	115,203
Sohgo Security Services Co., Ltd.	100	4,713
Toppan Printing Co., Ltd.	4,000	31,346
		241,510
CONSTRUCTION & ENGINEERING — 1.7%
JGC Corp.	300	6,048
Kajima Corp.	4,000	30,984
Obayashi Corp.	12,900	134,282
Shimizu Corp.	1,500	15,560
Taisei Corp.	3,700	204,099
		390,973

See accompanying notes to schedule of investments.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	400	$ 13,163
CONSUMER FINANCE — 0.0% (b)
Acom Co., Ltd. (a)	200	769
AEON Financial Service Co., Ltd.	200	4,269
Credit Saison Co., Ltd.	400	6,298
		11,336
CONTAINERS & PACKAGING — 0.0% (b)
Toyo Seikan Group Holdings, Ltd.	500	8,784
DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	800	28,384
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,400	8,607
ORIX Corp.	4,300	68,014
Tokyo Century Corp.	100	5,670
		82,291
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Nippon Telegraph & Telephone Corp.	4,300	195,502
ELECTRIC UTILITIES — 1.3%
Chubu Electric Power Co., Inc.	4,300	64,482
Chugoku Electric Power Co., Inc.	2,800	36,199
Kansai Electric Power Co., Inc.	3,400	49,604
Kyushu Electric Power Co., Inc.	2,000	22,317
Tohoku Electric Power Co., Inc.	4,100	50,082
Tokyo Electric Power Co. Holdings, Inc. (c)	17,400	81,058
		303,742
ELECTRICAL EQUIPMENT — 0.8%
Fuji Electric Co., Ltd.	9,000	68,577
Mabuchi Motor Co., Ltd.	100	4,758
Mitsubishi Electric Corp.	4,500	59,904
Nidec Corp.	400	60,037
		193,276
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Alps Electric Co., Ltd.	400	10,278
Hamamatsu Photonics KK	700	30,082
Hirose Electric Co., Ltd.	105	13,015
Hitachi High-Technologies Corp.	100	4,081
Hitachi, Ltd.	16,000	112,902
Keyence Corp.	800	451,839
Kyocera Corp.	600	33,839
Murata Manufacturing Co., Ltd.	300	50,431
Nippon Electric Glass Co., Ltd.	200	5,561
Omron Corp.	300	14,003
Shimadzu Corp.	500	15,122
TDK Corp.	300	30,660
Yaskawa Electric Corp.	3,300	116,639
Yokogawa Electric Corp.	300	5,341
		893,793
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
Daiwa House REIT Investment Corp.	32	$ 75,952
Japan Prime Realty Investment Corp. REIT	18	65,409
Japan Real Estate Investment Corp. REIT	20	105,809
Japan Retail Fund Investment Corp. REIT	49	88,299
Nippon Building Fund, Inc. REIT (a)	19	109,610
Nippon Prologis REIT, Inc.	54	112,032
Nomura Real Estate Master Fund, Inc.	49	69,144
United Urban Investment Corp. REIT	56	86,908
		713,163
FOOD & STAPLES RETAILING — 2.3%
Aeon Co., Ltd. (a)	3,800	81,307
FamilyMart UNY Holdings Co., Ltd.	400	42,107
Lawson, Inc.	1,500	93,712
Seven & i Holdings Co., Ltd.	3,400	148,291
Sundrug Co., Ltd.	1,500	60,804
Tsuruha Holdings, Inc.	800	100,321
		526,542
FOOD PRODUCTS — 1.9%
Ajinomoto Co., Inc.	2,900	54,876
Calbee, Inc.	1,300	48,883
Kikkoman Corp.	100	5,047
MEIJI Holdings Co., Ltd.	800	67,458
NH Foods, Ltd.	1,300	52,521
Nisshin Seifun Group, Inc.	1,000	21,171
Nissin Foods Holdings Co., Ltd.	800	57,852
Toyo Suisan Kaisha, Ltd.	1,500	53,424
Yakult Honsha Co., Ltd.	100	6,681
Yamazaki Baking Co., Ltd.	2,600	68,072
		435,985
GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd.	4,900	101,415
Toho Gas Co., Ltd.	400	13,849
Tokyo Gas Co., Ltd.	2,700	71,678
		186,942
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Hoya Corp.	7,100	403,764
Olympus Corp.	400	14,987
Sysmex Corp.	2,700	252,047
Terumo Corp.	1,300	74,527
		745,325
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Alfresa Holdings Corp.	600	14,111
Medipal Holdings Corp.	900	18,103
Suzuken Co., Ltd.	700	29,640
		61,854
HEALTH CARE TECHNOLOGY — 0.7%
M3, Inc.	3,900	155,451

See accompanying notes to schedule of investments.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.3%
McDonald's Holdings Co. Japan, Ltd.	2,600	$ 132,623
Oriental Land Co., Ltd.	3,800	398,817
		531,440
HOUSEHOLD DURABLES — 1.7%
Casio Computer Co., Ltd. (a)	300	4,881
Iida Group Holdings Co., Ltd.	400	7,717
Nikon Corp.	2,100	33,425
Panasonic Corp.	6,100	82,249
Rinnai Corp.	300	26,461
Sekisui Chemical Co., Ltd.	2,300	39,204
Sekisui House, Ltd.	4,000	70,781
Sharp Corp.	100	2,438
Sony Corp.	2,500	127,838
		394,994
HOUSEHOLD PRODUCTS — 0.9%
Lion Corp.	800	14,662
Unicharm Corp.	6,700	201,608
		216,270
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Electric Power Development Co., Ltd.	500	12,910
INDUSTRIAL CONGLOMERATES — 0.4%
Keihan Holdings Co., Ltd.	1,200	43,064
Seibu Holdings, Inc.	600	10,119
Toshiba Corp. (c)	12,000	36,076
		89,259
INSURANCE — 2.5%
Dai-ichi Life Holdings, Inc.	4,100	73,142
Japan Post Holdings Co., Ltd.	19,100	209,166
MS&AD Insurance Group Holdings, Inc.	2,700	83,951
Sompo Holdings, Inc.	1,400	56,625
Sony Financial Holdings, Inc. (a)	1,100	21,014
T&D Holdings, Inc.	1,500	22,541
Tokio Marine Holdings, Inc.	2,400	112,519
		578,958
INTERNET & CATALOG RETAIL — 0.6%
Rakuten, Inc.	3,900	26,386
Start Today Co., Ltd.	3,400	123,243
		149,629
INTERNET SOFTWARE & SERVICES — 0.7%
DeNA Co., Ltd.	300	5,626
Kakaku.com, Inc.	2,400	54,212
Yahoo! Japan Corp. (a)	34,100	113,292
		173,130
IT SERVICES — 1.4%
Fujitsu, Ltd.	9,000	54,586
Nomura Research Institute, Ltd.	600	29,089
NTT Data Corp.	4,200	48,383
Obic Co., Ltd.	900	74,509
Otsuka Corp.	2,900	113,759
		320,326
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Bandai Namco Holdings, Inc.	1,100	$ 45,384
Sankyo Co., Ltd.	2,000	78,274
Sega Sammy Holdings, Inc.	1,200	20,562
Shimano, Inc.	200	29,360
Yamaha Corp.	300	15,601
		189,181
MACHINERY — 3.0%
Amada Holdings Co., Ltd.	600	5,769
Daifuku Co., Ltd.	100	4,383
FANUC Corp.	400	79,466
Hino Motors, Ltd.	800	8,544
Hitachi Construction Machinery Co., Ltd.	100	3,250
Hoshizaki Corp.	1,000	101,205
IHI Corp.	400	13,939
JTEKT Corp.	800	10,892
Kawasaki Heavy Industries, Ltd.	500	14,738
Komatsu, Ltd.	2,700	77,223
Kubota Corp.	1,800	28,325
Kurita Water Industries, Ltd.	400	11,412
Makita Corp.	1,300	58,272
MINEBEA MITSUMI, Inc.	600	10,151
MISUMI Group, Inc.	4,100	119,559
Mitsubishi Heavy Industries, Ltd.	1,100	40,032
Nabtesco Corp.	1,700	52,336
NGK Insulators, Ltd.	500	8,906
NSK, Ltd.	900	9,287
SMC Corp.	100	36,681
Sumitomo Heavy Industries, Ltd.	300	10,130
THK Co., Ltd.	200	5,733
		710,233
MARINE — 0.1%
Mitsui OSK Lines, Ltd.	600	14,452
Nippon Yusen KK	700	13,897
		28,349
MEDIA — 0.3%
CyberAgent, Inc.	100	6,013
Dentsu, Inc.	500	23,699
Hakuhodo DY Holdings, Inc.	700	11,236
Toho Co., Ltd.	600	20,124
		61,072
METALS & MINING — 0.7%
Hitachi Metals, Ltd.	800	8,306
JFE Holdings, Inc.	1,900	35,954
Kobe Steel, Ltd.	1,700	15,563
Maruichi Steel Tube, Ltd.	600	20,340
Mitsubishi Materials Corp.	600	16,494
Nippon Steel & Sumitomo Metal Corp.	3,100	60,886
Sumitomo Metal Mining Co., Ltd.	300	11,478
		169,021
MULTILINE RETAIL — 1.0%
Don Quijote Holdings Co., Ltd.	200	9,606
Isetan Mitsukoshi Holdings, Ltd.	1,100	13,745
J Front Retailing Co., Ltd.	600	9,138

See accompanying notes to schedule of investments.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Marui Group Co., Ltd. (a)	300	$ 6,322
Ryohin Keikaku Co., Ltd.	500	176,048
Takashimaya Co., Ltd.	2,000	17,117
		231,976
OIL, GAS & CONSUMABLE FUELS — 0.8%
Idemitsu Kosan Co., Ltd.	600	21,396
Inpex Corp.	2,000	20,756
JXTG Holdings, Inc.	18,600	129,334
Showa Shell Sekiyu KK	500	7,462
		178,948
PAPER & FOREST PRODUCTS — 0.1%
Oji Holdings Corp.	3,000	18,607
PERSONAL PRODUCTS — 3.2%
Kao Corp.	7,200	549,271
Kose Corp.	500	107,750
Pola Orbis Holdings, Inc.	1,300	57,216
Shiseido Co., Ltd.	300	23,829
		738,066
PHARMACEUTICALS — 6.2%
Astellas Pharma, Inc.	35,800	545,896
Chugai Pharmaceutical Co., Ltd.	800	41,963
Daiichi Sankyo Co., Ltd.	2,000	76,504
Eisai Co., Ltd.	500	35,228
Hisamitsu Pharmaceutical Co., Inc.	200	16,882
Kyowa Hakko Kirin Co., Ltd.	800	16,128
Mitsubishi Tanabe Pharma Corp.	5,500	95,039
Ono Pharmaceutical Co., Ltd.	1,000	23,446
Otsuka Holdings Co., Ltd.	1,900	92,011
Santen Pharmaceutical Co., Ltd.	800	13,947
Shionogi & Co., Ltd.	5,200	267,171
Sumitomo Dainippon Pharma Co., Ltd.	1,200	25,405
Taisho Pharmaceutical Holdings Co., Ltd.	600	70,257
Takeda Pharmaceutical Co., Ltd. (a)	3,000	126,701
		1,446,578
PROFESSIONAL SERVICES — 2.1%
Recruit Holdings Co., Ltd.	17,200	476,100
Temp Holdings Co., Ltd.	200	4,462
		480,562
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.0%
Aeon Mall Co., Ltd.	200	3,593
Daito Trust Construction Co., Ltd.	1,600	260,154
Daiwa House Industry Co., Ltd.	9,100	310,221
Hulic Co., Ltd. (a)	300	3,204
Mitsubishi Estate Co., Ltd.	1,500	26,231
Mitsui Fudosan Co., Ltd.	1,400	33,798
Nomura Real Estate Holdings, Inc.	300	6,657
Sumitomo Realty & Development Co., Ltd.	1,000	36,916
Tokyo Tatemono Co., Ltd.	400	5,493
Tokyu Fudosan Holdings Corp.	1,300	9,178
		695,445
Security Description	Shares	Value
ROAD & RAIL — 4.5%
Central Japan Railway Co.	900	$ 186,557
East Japan Railway Co.	1,600	153,334
Hankyu Hanshin Holdings, Inc.	2,400	96,529
Keikyu Corp.	2,200	36,069
Keio Corp.	600	29,035
Keisei Electric Railway Co., Ltd.	500	17,176
Kintetsu Group Holdings Co., Ltd.	1,700	69,372
Kyushu Railway Co.	2,800	85,695
Nagoya Railroad Co., Ltd.	4,000	103,282
Nippon Express Co., Ltd.	400	29,034
Odakyu Electric Railway Co., Ltd.	1,000	21,469
Tobu Railway Co., Ltd.	2,300	70,392
Tokyu Corp.	2,700	46,509
West Japan Railway Co.	1,500	110,558
		1,055,011
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Disco Corp.	500	85,361
Renesas Electronics Corp. (c)	1,100	10,785
Rohm Co., Ltd.	100	8,396
SUMCO Corp. (a)	200	4,039
Tokyo Electron, Ltd.	200	34,343
		142,924
SOFTWARE — 1.2%
Konami Holdings Corp.	400	20,367
Nexon Co., Ltd. (c)	300	4,358
Nintendo Co., Ltd.	100	32,682
Oracle Corp. Japan	1,400	114,386
Trend Micro, Inc.	1,800	102,704
		274,497
SPECIALTY RETAIL — 2.9%
ABC-Mart, Inc.	1,400	76,595
Fast Retailing Co., Ltd.	100	45,962
Hikari Tsushin, Inc.	500	87,889
Nitori Holdings Co., Ltd.	1,700	265,210
Shimamura Co., Ltd.	500	44,012
USS Co., Ltd.	4,600	87,544
Yamada Denki Co., Ltd. (a)	15,000	74,617
		681,829
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Brother Industries, Ltd.	500	9,877
Canon, Inc. (a)	5,600	183,574
FUJIFILM Holdings Corp.	2,500	97,639
Konica Minolta, Inc.	1,500	13,935
NEC Corp.	2,500	68,614
Ricoh Co., Ltd.	2,800	25,683
Seiko Epson Corp.	900	15,649
		414,971
TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
Asics Corp. (a)	200	3,382
TOBACCO — 2.4%
Japan Tobacco, Inc.	20,000	558,841

See accompanying notes to schedule of investments.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 2.5%
ITOCHU Corp.	6,600	$ 119,618
Marubeni Corp.	9,800	74,771
Mitsubishi Corp.	4,500	125,049
Mitsui & Co., Ltd.	8,800	146,779
Sumitomo Corp.	5,500	90,371
Toyota Tsusho Corp.	1,000	33,494
		590,082
TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	1,400	29,109
WIRELESS TELECOMMUNICATION SERVICES — 6.0%
KDDI Corp.	22,700	621,168
NTT DOCOMO, Inc.	22,700	578,439
SoftBank Group Corp.	2,700	194,349
		1,393,956
TOTAL COMMON STOCKS (Cost $24,002,391)		23,206,611
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	1,736	1,736
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	501,425	$ 501,425
TOTAL SHORT-TERM INVESTMENTS (Cost $503,161)		503,161
TOTAL INVESTMENTS — 101.6% (Cost $24,505,552)		23,709,772
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(367,221)
NET ASSETS — 100.0%		$ 23,342,551

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Amount is less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Air Freight & Logistics	$ 28,715	$—	$—	$ 28,715
Airlines	258,640	—	—	258,640
Auto Components	465,437	—	—	465,437
Automobiles	1,805,635	—	—	1,805,635
Banks	1,512,742	—	—	1,512,742
Beverages	315,108	—	—	315,108
Building Products	106,666	—	—	106,666
Capital Markets	230,521	—	—	230,521
Chemicals	735,575	—	—	735,575
Commercial Services & Supplies	241,510	—	—	241,510
Construction & Engineering	390,973	—	—	390,973
Construction Materials	13,163	—	—	13,163
Consumer Finance	11,336	—	—	11,336
Containers & Packaging	8,784	—	—	8,784
Diversified Consumer Services	28,384	—	—	28,384
Diversified Financial Services	82,291	—	—	82,291
Diversified Telecommunication Services	195,502	—	—	195,502
Electric Utilities	303,742	—	—	303,742
Electrical Equipment	193,276	—	—	193,276
Electronic Equipment, Instruments & Components	893,793	—	—	893,793
Equity Real Estate Investment Trusts (REITS)	713,163	—	—	713,163
Food & Staples Retailing	526,542	—	—	526,542
See accompanying notes to schedule of investments.

SPDR MSCI JAPAN STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Food Products	$ 435,985	$—	$—	$ 435,985
Gas Utilities	186,942	—	—	186,942
Health Care Equipment & Supplies	745,325	—	—	745,325
Health Care Providers & Services	61,854	—	—	61,854
Health Care Technology	155,451	—	—	155,451
Hotels, Restaurants & Leisure	531,440	—	—	531,440
Household Durables	394,994	—	—	394,994
Household Products	216,270	—	—	216,270
Independent Power Producers & Energy Traders	12,910	—	—	12,910
Industrial Conglomerates	89,259	—	—	89,259
Insurance	578,958	—	—	578,958
Internet & Catalog Retail	149,629	—	—	149,629
Internet Software & Services	173,130	—	—	173,130
IT Services	320,326	—	—	320,326
Leisure Equipment & Products	189,181	—	—	189,181
Machinery	710,233	—	—	710,233
Marine	28,349	—	—	28,349
Media	61,072	—	—	61,072
Metals & Mining	169,021	—	—	169,021
Multiline Retail	231,976	—	—	231,976
Oil, Gas & Consumable Fuels	178,948	—	—	178,948
Paper & Forest Products	18,607	—	—	18,607
Personal Products	738,066	—	—	738,066
Pharmaceuticals	1,446,578	—	—	1,446,578
Professional Services	480,562	—	—	480,562
Real Estate Management & Development	695,445	—	—	695,445
Road & Rail	1,055,011	—	—	1,055,011
Semiconductors & Semiconductor Equipment	142,924	—	—	142,924
Software	274,497	—	—	274,497
Specialty Retail	681,829	—	—	681,829
Technology Hardware, Storage & Peripherals	414,971	—	—	414,971
Textiles, Apparel & Luxury Goods	3,382	—	—	3,382
Tobacco	558,841	—	—	558,841
Trading Companies & Distributors	590,082	—	—	590,082
Transportation Infrastructure	29,109	—	—	29,109
Wireless Telecommunication Services	1,393,956	—	—	1,393,956
Short-Term Investments	503,161	—	—	503,161
TOTAL INVESTMENTS	$23,709,772	$—	$—	$23,709,772
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	131	$131	$ 672,452	$ 670,847	$—	$—	1,736	$ 1,736	$ 189	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	5,318,066	4,816,641	—	—	501,425	501,425	1,341	—
Total		$131	$5,990,518	$5,487,488	$—	$—		$503,161	$1,530	$—
See accompanying notes to schedule of investments.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 2.8%
BAE Systems PLC	34,395	$ 293,712
Meggitt PLC	3,973	25,875
Rolls-Royce Holdings PLC (a)	4,457	58,149
		377,736
AIR FREIGHT & LOGISTICS — 0.5%
Royal Mail PLC	10,589	70,656
AIRLINES — 0.2%
easyJet PLC	1,503	33,198
BANKS — 8.0%
Barclays PLC	71,028	177,234
HSBC Holdings PLC	63,028	591,393
Lloyds Banking Group PLC	216,109	179,893
Royal Bank of Scotland Group PLC (a)	11,133	37,643
Standard Chartered PLC	7,907	72,302
		1,058,465
BEVERAGES — 6.4%
Coca-Cola HBC AG (a)	1,863	62,253
Diageo PLC	21,915	787,564
		849,817
BIOTECHNOLOGY — 0.6%
Shire PLC	1,506	84,801
CAPITAL MARKETS — 3.1%
3i Group PLC	9,710	115,454
Hargreaves Lansdown PLC	2,969	77,279
Investec PLC	1,445	10,264
London Stock Exchange Group PLC	2,827	166,873
Schroders PLC	945	39,400
St James's Place PLC	305	4,621
		413,891
CHEMICALS — 1.6%
Croda International PLC	2,228	141,252
Johnson Matthey PLC	1,622	77,499
		218,751
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Babcock International Group PLC	1,977	21,346
G4S PLC	3,399	12,013
		33,359
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Standard Life Aberdeen PLC	7,908	34,005
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
BT Group PLC	89,177	256,429
ELECTRIC UTILITIES — 1.0%
SSE PLC	7,668	137,176
ELECTRICAL EQUIPMENT — 0.1%
Melrose Industries PLC	2,445	6,866
ENERGY EQUIPMENT & SERVICES — 0.1%
John Wood Group PLC	917	7,601
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
British Land Co. PLC REIT	5,625	$ 49,920
Hammerson PLC REIT	1,459	10,067
Land Securities Group PLC REIT	4,768	60,236
Segro PLC REIT	8,890	78,568
		198,791
FOOD & STAPLES RETAILING — 1.5%
J Sainsbury PLC	10,910	46,265
Tesco PLC	31,340	106,214
Wm Morrison Supermarkets PLC	15,821	52,637
		205,116
FOOD PRODUCTS — 1.0%
Associated British Foods PLC	3,733	134,942
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
ConvaTec Group PLC (b)	3,696	10,364
Smith & Nephew PLC	13,185	243,357
		253,721
HEALTH CARE PROVIDERS & SERVICES — 0.1%
Mediclinic International PLC	500	3,476
NMC Health PLC	85	4,020
		7,496
HOTELS, RESTAURANTS & LEISURE — 5.5%
Carnival PLC	1,372	78,741
Compass Group PLC	18,386	392,877
GVC Holdings PLC	1,048	14,542
InterContinental Hotels Group PLC	413	25,736
Merlin Entertainments PLC (b)	1,864	9,516
TUI AG	5,678	124,627
Whitbread PLC	1,476	77,149
		723,188
HOUSEHOLD DURABLES — 2.1%
Barratt Developments PLC	7,917	53,872
Berkeley Group Holdings PLC	1,309	65,412
Persimmon PLC	2,966	99,189
Taylor Wimpey PLC	25,489	60,203
		278,676
HOUSEHOLD PRODUCTS — 1.2%
Reckitt Benckiser Group PLC	1,960	161,446
INDUSTRIAL CONGLOMERATES — 0.6%
DCC PLC	233	21,210
Smiths Group PLC	2,435	54,588
		75,798
INSURANCE — 6.0%
Admiral Group PLC	4,617	116,273
Aviva PLC	16,127	107,310
Direct Line Insurance Group PLC	23,020	104,215
Legal & General Group PLC	55,475	194,821
Old Mutual, Ltd. (a)	1,834	3,642
Prudential PLC	6,076	139,139

See accompanying notes to schedule of investments.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
RSA Insurance Group PLC	14,677	$ 131,649
		797,049
INTERNET SOFTWARE & SERVICES — 0.0% (c)
Auto Trader Group PLC (b)	1,160	6,523
MACHINERY — 0.0% (c)
Weir Group PLC	229	6,047
MEDIA — 2.3%
Informa PLC	1,362	15,015
ITV PLC	32,627	74,952
Pearson PLC	4,164	48,653
Sky PLC	5,850	112,878
WPP PLC	3,002	47,283
		298,781
METALS & MINING — 6.1%
Anglo American PLC (d)	2,093	46,832
Antofagasta PLC	502	6,561
BHP Billiton PLC	2,749	61,917
Fresnillo PLC	684	10,327
Glencore PLC	27,714	132,454
Randgold Resources, Ltd.	780	59,934
Rio Tinto PLC	8,803	488,247
		806,272
MULTI-UTILITIES — 2.3%
Centrica PLC	33,723	70,190
National Grid PLC	21,207	234,740
		304,930
MULTILINE RETAIL — 1.2%
Marks & Spencer Group PLC	15,311	59,653
Next PLC	1,208	96,489
		156,142
OIL, GAS & CONSUMABLE FUELS — 9.5%
BP PLC	60,432	461,399
Royal Dutch Shell PLC Class A	13,679	474,789
Royal Dutch Shell PLC Class B	8,972	321,422
		1,257,610
PAPER & FOREST PRODUCTS — 0.7%
Mondi PLC	3,433	92,960
PERSONAL PRODUCTS — 4.6%
Unilever PLC	10,982	607,798
PHARMACEUTICALS — 7.9%
AstraZeneca PLC	10,628	737,081
GlaxoSmithKline PLC	15,265	308,310
		1,045,391
PROFESSIONAL SERVICES — 3.8%
Capita PLC	1	2
Experian PLC	3,583	88,673
Intertek Group PLC	1,723	130,027
RELX PLC	13,101	280,637
		499,339
SOFTWARE — 0.5%
Micro Focus International PLC	411	7,182
Security Description	Shares	Value
Sage Group PLC	7,665	$ 63,612
		70,794
SPECIALTY RETAIL — 0.7%
Kingfisher PLC	23,487	92,096
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Burberry Group PLC	4,352	124,108
TOBACCO — 4.6%
British American Tobacco PLC	5,648	285,595
Imperial Brands PLC	8,678	323,320
		608,915
TRADING COMPANIES & DISTRIBUTORS — 2.4%
Ashtead Group PLC	458	13,744
Bunzl PLC	3,740	113,321
Ferguson PLC	1,866	151,511
Travis Perkins PLC	2,035	38,218
		316,794
WATER UTILITIES — 0.8%
Severn Trent PLC	2,000	52,269
United Utilities Group PLC	4,808	48,446
		100,715
WIRELESS TELECOMMUNICATION SERVICES — 2.4%
Vodafone Group PLC	130,914	317,713
TOTAL COMMON STOCKS (Cost $13,600,884)		13,131,902
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	3,583	3,583
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	29,408	29,408
TOTAL SHORT-TERM INVESTMENTS (Cost $32,991)		32,991
TOTAL INVESTMENTS — 99.2% (Cost $13,633,875)		13,164,893
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		102,867
NET ASSETS — 100.0%		$ 13,267,760

See accompanying notes to schedule of investments.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at June 30, 2018.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$ 377,736	$—	$—	$ 377,736
Air Freight & Logistics	70,656	—	—	70,656
Airlines	33,198	—	—	33,198
Banks	1,058,465	—	—	1,058,465
Beverages	849,817	—	—	849,817
Biotechnology	84,801	—	—	84,801
Capital Markets	413,891	—	—	413,891
Chemicals	218,751	—	—	218,751
Commercial Services & Supplies	33,359	—	—	33,359
Diversified Financial Services	34,005	—	—	34,005
Diversified Telecommunication Services	256,429	—	—	256,429
Electric Utilities	137,176	—	—	137,176
Electrical Equipment	6,866	—	—	6,866
Energy Equipment & Services	7,601	—	—	7,601
Equity Real Estate Investment Trusts (REITS)	198,791	—	—	198,791
Food & Staples Retailing	205,116	—	—	205,116
Food Products	134,942	—	—	134,942
Health Care Equipment & Supplies	253,721	—	—	253,721
Health Care Providers & Services	7,496	—	—	7,496
Hotels, Restaurants & Leisure	723,188	—	—	723,188
Household Durables	278,676	—	—	278,676
Household Products	161,446	—	—	161,446
Industrial Conglomerates	75,798	—	—	75,798
Insurance	797,049	—	—	797,049
Internet Software & Services	6,523	—	—	6,523
Machinery	6,047	—	—	6,047
Media	298,781	—	—	298,781
Metals & Mining	806,272	—	—	806,272
Multi-Utilities	304,930	—	—	304,930
Multiline Retail	156,142	—	—	156,142
Oil, Gas & Consumable Fuels	1,257,610	—	—	1,257,610
Paper & Forest Products	92,960	—	—	92,960
Personal Products	607,798	—	—	607,798
Pharmaceuticals	1,045,391	—	—	1,045,391
Professional Services	499,339	—	—	499,339
See accompanying notes to schedule of investments.

SPDR MSCI UNITED KINGDOM STRATEGICFACTORSSM ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Software	$ 70,794	$—	$—	$ 70,794
Specialty Retail	92,096	—	—	92,096
Textiles, Apparel & Luxury Goods	124,108	—	—	124,108
Tobacco	608,915	—	—	608,915
Trading Companies & Distributors	316,794	—	—	316,794
Water Utilities	100,715	—	—	100,715
Wireless Telecommunication Services	317,713	—	—	317,713
Short-Term Investments	32,991	—	—	32,991
TOTAL INVESTMENTS	$13,164,893	$—	$—	$13,164,893
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,793	$1,793	$ 538,815	$ 537,025	$—	$—	3,583	$ 3,583	$101	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	2,838,712	2,809,304	—	—	29,408	29,408	286	—
Total		$1,793	$3,377,527	$3,346,329	$—	$—		$32,991	$387	$—
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.6%
APA Group	408,000	2,969,290
BELGIUM — 0.8%
Groupe Bruxelles Lambert SA	13,572	1,431,210
CANADA — 20.0%
Bank of Montreal	21,288	1,644,522
Bank of Nova Scotia (a)	28,541	1,615,107
Canadian Apartment Properties REIT	57,244	1,855,116
Canadian Imperial Bank of Commerce	20,912	1,818,006
Canadian Utilities, Ltd. Class A	64,359	1,624,325
Emera, Inc.	62,754	2,041,789
Enbridge Income Fund Holdings, Inc. (a)	156,081	3,825,346
First Capital Realty, Inc.	119,800	1,881,537
Fortis, Inc. (a)	51,323	1,639,433
Great-West Lifeco, Inc.	71,499	1,756,698
IGM Financial, Inc. (a)	70,211	2,034,088
Laurentian Bank of Canada (a)	50,227	1,712,861
National Bank of Canada (a)	36,061	1,730,336
Power Corp. of Canada	83,116	1,860,151
Power Financial Corp.	83,005	1,940,327
RioCan Real Estate Investment Trust	143,766	2,639,362
Royal Bank of Canada	19,794	1,489,534
Shaw Communications, Inc. Class B	92,030	1,873,552
Sun Life Financial, Inc.	38,923	1,563,193
TELUS Corp.	55,578	1,973,083
		38,518,366
CHINA — 1.2%
Guangdong Investment, Ltd.	1,432,347	2,274,827
DENMARK — 0.9%
Coloplast A/S Class B	17,301	1,729,151
FINLAND — 1.8%
Fortum Oyj	148,492	3,543,722
FRANCE — 6.9%
Bouygues SA	31,964	1,377,466
CNP Assurances	80,774	1,838,058
Klepierre SA REIT	54,502	2,052,191
Sanofi	23,474	1,881,496
SCOR SE	53,384	1,983,293
Societe BIC SA (a)	15,273	1,415,861
TOTAL SA	45,149	2,752,184
		13,300,549
GERMANY — 2.7%
Deutsche EuroShop AG	50,801	1,794,803
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,819	2,075,590
Siemens AG	10,185	1,346,356
		5,216,749
Security Description	Shares	Value
HONG KONG — 4.5%
CK Infrastructure Holdings, Ltd.	197,880	1,466,675
CLP Holdings, Ltd.	175,296	1,888,039
Power Assets Holdings, Ltd.	243,195	1,700,252
Sino Land Co., Ltd.	1,013,607	1,648,551
Wharf Real Estate Investment Co., Ltd.	265,542	1,890,334
		8,593,851
ITALY — 1.6%
Atlantia SpA	61,502	1,818,145
Hera SpA	399,455	1,245,245
		3,063,390
JAPAN — 6.4%
Canon, Inc. (a)	47,416	1,554,349
Chugoku Electric Power Co., Inc.	183,500	2,372,338
Japan Tobacco, Inc.	57,306	1,601,247
KDDI Corp.	63,301	1,732,184
Lawson, Inc.	25,464	1,590,853
MS&AD Insurance Group Holdings, Inc.	47,680	1,482,507
NTT DOCOMO, Inc.	74,959	1,910,096
		12,243,574
MEXICO — 1.1%
Kimberly-Clark de Mexico SAB de CV Class A	1,237,516	2,112,291
NORWAY — 0.6%
Orkla ASA	140,765	1,233,145
PORTUGAL — 1.9%
EDP - Energias de Portugal SA	905,096	3,592,934
SINGAPORE — 1.0%
Singapore Telecommunications, Ltd.	873,103	1,972,246
SOUTH AFRICA — 4.1%
AVI, Ltd.	201,917	1,593,975
Foschini Group, Ltd.	117,589	1,492,785
SPAR Group, Ltd.	99,513	1,346,225
Truworths International, Ltd.	303,664	1,711,485
Woolworths Holdings, Ltd.	431,708	1,746,518
		7,890,988
SOUTH KOREA — 0.8%
SK Telecom Co., Ltd.	7,117	1,487,897
SPAIN — 3.9%
Enagas SA	100,375	2,934,510
Red Electrica Corp. SA (a)	103,054	2,098,394
Tecnicas Reunidas SA (a)	77,201	2,486,854
		7,519,758
SWEDEN — 3.5%
Castellum AB	103,472	1,678,847
Hennes & Mauritz AB Class B (a)	144,392	2,154,743
Intrum AB (a)	35,831	832,692
Skanska AB Class B	117,486	2,138,019
		6,804,301

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 2.7%
Baloise Holding AG	10,173	1,478,387
PSP Swiss Property AG	18,606	1,723,905
Swiss Prime Site AG (b)	21,367	1,961,430
		5,163,722
UNITED KINGDOM — 10.7%
Ashmore Group PLC	343,348	1,690,829
BAE Systems PLC	223,491	1,908,475
Close Brothers Group PLC	97,586	1,914,532
GlaxoSmithKline PLC	155,463	3,139,916
Greene King PLC (a)	399,787	3,038,126
IG Group Holdings PLC	199,888	2,272,198
Pennon Group PLC	214,096	2,245,454
RPC Group PLC	124,733	1,232,127
Tate & Lyle PLC	207,457	1,771,554
Unilever NV	25,903	1,445,165
		20,658,376
UNITED STATES — 20.5%
AT&T, Inc.	65,951	2,117,687
Brinker International, Inc. (a)	49,494	2,355,914
CenterPoint Energy, Inc.	68,352	1,894,034
Compass Minerals International, Inc. (a)	26,224	1,724,228
Edison International	30,435	1,925,623
International Business Machines Corp.	11,837	1,653,629
L Brands, Inc.	38,030	1,402,546
Mercury General Corp.	43,370	1,975,937
National Health Investors, Inc. REIT	34,599	2,549,254
Northwest Bancshares, Inc.	107,054	1,861,669
OGE Energy Corp.	62,199	2,190,027
Owens & Minor, Inc. (a)	117,079	1,956,390
Philip Morris International, Inc.	18,457	1,490,218
PPL Corp. (a)	78,756	2,248,484
SCANA Corp.	69,029	2,658,997
Southern Co.	53,241	2,465,591
Tupperware Brands Corp.	33,189	1,368,714
Security Description	Shares	Value
United Bankshares, Inc. (a)	51,610	1,878,604
Verizon Communications, Inc.	40,503	2,037,706
Waddell & Reed Financial, Inc. Class A (a)	94,772	1,703,053
		39,458,305
TOTAL COMMON STOCKS (Cost $195,242,960)		190,778,642

SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (c) (d)	137,937	$ 137,937
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	15,329,822	15,329,822
TOTAL SHORT-TERM INVESTMENTS (Cost $15,467,759)		15,467,759
TOTAL INVESTMENTS — 107.2% (Cost $210,710,719)		206,246,401
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(13,897,352)
NET ASSETS — 100.0%		$ 192,349,049

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 2,969,290	$—	$—	$ 2,969,290
Belgium	1,431,210	—	—	1,431,210
Canada	38,518,366	—	—	38,518,366
China	2,274,827	—	—	2,274,827
Denmark	1,729,151	—	—	1,729,151
Finland	3,543,722	—	—	3,543,722
France	13,300,549	—	—	13,300,549
Germany	5,216,749	—	—	5,216,749
Hong Kong	8,593,851	—	—	8,593,851
Italy	3,063,390	—	—	3,063,390
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Japan	$ 12,243,574	$—	$—	$ 12,243,574
Mexico	2,112,291	—	—	2,112,291
Norway	1,233,145	—	—	1,233,145
Portugal	3,592,934	—	—	3,592,934
Singapore	1,972,246	—	—	1,972,246
South Africa	7,890,988	—	—	7,890,988
South Korea	1,487,897	—	—	1,487,897
Spain	7,519,758	—	—	7,519,758
Sweden	6,804,301	—	—	6,804,301
Switzerland	5,163,722	—	—	5,163,722
United Kingdom	20,658,376	—	—	20,658,376
United States	39,458,305	—	—	39,458,305
Short-Term Investments	15,467,759	—	—	15,467,759
TOTAL INVESTMENTS	$206,246,401	$—	$—	$206,246,401
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	150,675	$ 150,675	$ 10,893,225	$10,905,963	$—	$—	137,937	$ 137,937	$ 2,909	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,848,371	5,848,371	96,807,005	87,325,554	—	—	15,329,822	15,329,822	158,860	—
Total		$5,999,046	$107,700,230	$98,231,517	$—	$—		$15,467,759	$161,769	$—
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 12.1%
AusNet Services	5,293,620	6,277,460
carsales.com, Ltd.	647,833	7,237,208
Charter Hall Group REIT	1,020,140	4,914,321
Commonwealth Bank of Australia	282,373	15,202,959
DuluxGroup, Ltd.	1,007,798	5,696,277
Goodman Group REIT	519,472	3,692,270
GPT Group REIT	1,301,356	4,865,224
Investa Office Fund REIT	1,183,469	4,573,143
Mirvac Group REIT	2,849,516	4,568,641
Sonic Healthcare, Ltd.	625,411	11,334,940
Stockland REIT	1,610,562	4,724,155
Transurban Group Stapled Security	1,642,609	14,527,287
Vicinity Centres REIT	3,547,791	6,789,128
Westpac Banking Corp.	814,901	17,641,221
		112,044,234
BELGIUM — 0.5%
bpost SA	267,412	4,224,296
CANADA — 13.9%
BCE, Inc.	329,279	13,326,857
Canadian Imperial Bank of Commerce (a)	160,284	13,934,455
Emera, Inc.	427,850	13,920,696
Fortis, Inc.	344,587	11,007,295
H&R Real Estate Investment Trust	312,136	4,774,166
Intact Financial Corp.	102,046	7,233,866
Power Corp. of Canada	521,985	11,682,115
Royal Bank of Canada	151,511	11,401,478
SmartCentres Real Estate Investment Trust	142,841	3,315,166
Sun Life Financial, Inc.	302,703	12,156,904
TELUS Corp.	386,888	13,734,973
Toronto-Dominion Bank	206,851	11,964,949
		128,452,920
FINLAND — 1.2%
Kone Oyj Class B	210,165	10,713,214
FRANCE — 2.3%
Bureau Veritas SA	373,146	9,959,343
Danone SA	104,794	7,692,288
ICADE REIT	37,516	3,517,287
		21,168,918
GERMANY — 5.1%
Axel Springer SE	137,514	9,946,354
Deutsche EuroShop AG	214,581	7,581,163
Deutsche Post AG	215,760	7,045,942
Fielmann AG	58,173	4,027,651
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	70,341	14,869,034
Talanx AG (b)	102,739	3,752,129
		47,222,273
HONG KONG — 6.6%
CK Infrastructure Holdings, Ltd.	1,446,000	10,717,664
Security Description	Shares	Value
CLP Holdings, Ltd.	1,182,000	12,730,819
Hang Seng Bank, Ltd.	482,700	12,071,422
Link REIT	473,000	4,319,759
Power Assets Holdings, Ltd.	1,655,000	11,570,624
Sino Land Co., Ltd.	2,836,597	4,613,499
Yue Yuen Industrial Holdings, Ltd.	1,687,000	4,762,894
		60,786,681
ITALY — 1.4%
Atlantia SpA	428,597	12,670,347
JAPAN — 6.5%
Activia Properties, Inc. REIT	801	3,673,615
Advance Residence Investment Corp. REIT	1,418	3,633,173
Daiwa House REIT Investment Corp.	1,384	3,284,915
GLP J - REIT	2,871	3,048,161
Hikari Tsushin, Inc.	47,300	8,314,278
Japan Prime Realty Investment Corp. REIT (a)	946	3,437,593
Japan Real Estate Investment Corp. REIT	473	2,502,397
Japan Retail Fund Investment Corp. REIT	2,116	3,813,060
Kenedix Office Investment Corp. REIT	473	2,937,968
Lawson, Inc.	182,700	11,414,111
Nippon Building Fund, Inc. REIT (a)	473	2,728,723
Nippon Prologis REIT, Inc.	1,765	3,661,779
Orix JREIT, Inc. REIT	2,364	3,775,485
United Urban Investment Corp. REIT	2,564	3,979,160
		60,204,418
MALAYSIA — 3.1%
Gamuda Bhd	5,265,500	4,262,454
Public Bank Bhd	1,962,600	11,349,508
Tenaga Nasional Bhd	3,494,400	12,664,443
		28,276,405
NEW ZEALAND — 1.1%
Spark New Zealand, Ltd.	3,904,963	9,861,578
PORTUGAL — 2.6%
EDP - Energias de Portugal SA	6,156,991	24,441,233
RUSSIA — 2.0%
Gazprom PJSC ADR	4,185,404	18,419,963
SINGAPORE — 3.2%
CapitaLand, Ltd.	3,186,000	7,383,762
Singapore Exchange, Ltd.	1,625,300	8,546,682
Singapore Telecommunications, Ltd.	6,115,000	13,813,128
		29,743,572
SOUTH AFRICA — 1.4%
AVI, Ltd.	741,782	5,855,782

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Shoprite Holdings, Ltd.	445,169	7,165,252
		13,021,034
SPAIN — 5.6%
Enagas SA	716,342	20,942,591
Iberdrola SA	2,053,106	15,878,423
Red Electrica Corp. SA (a)	726,135	14,785,620
		51,606,634
SWEDEN — 3.2%
ICA Gruppen AB (a)	265,946	8,166,260
Intrum AB (a)	273,904	6,365,375
Skanska AB Class B	837,233	15,236,031
		29,767,666
SWITZERLAND — 9.1%
Baloise Holding AG	70,435	10,235,934
Helvetia Holding AG	16,782	9,574,503
Nestle SA	100,723	7,800,593
PSP Swiss Property AG	57,025	5,283,549
Roche Holding AG Bearer Shares	26,263	5,924,681
Schindler Holding AG	24,463	5,262,397
Swiss Prime Site AG (b)	108,968	10,002,954
Swiss Re AG	185,662	16,024,204
Swisscom AG	30,146	13,455,569
		83,564,384
TAIWAN — 1.8%
Hua Nan Financial Holdings Co., Ltd.	4,888,350	2,845,933
Taiwan Mobile Co., Ltd.	3,829,000	13,877,511
		16,723,444
THAILAND — 1.1%
Bangkok Bank PCL (c)	1,729,992	10,365,331
UNITED KINGDOM — 15.3%
Diageo PLC	248,507	8,930,651
Experian PLC	336,040	8,316,350
Imperial Brands PLC	436,045	16,245,933
Kingfisher PLC	2,414,495	9,467,583
National Grid PLC	1,548,143	17,136,365
Pennon Group PLC	1,260,148	13,216,521
RELX PLC	248,217	5,317,072
Segro PLC REIT	542,772	4,796,887
SSE PLC	1,330,748	23,806,276
Security Description	Shares	Value
Ultra Electronics Holdings PLC (a)	268,276	5,844,160
United Utilities Group PLC	1,506,945	15,184,207
WPP PLC	811,814	12,786,549
		141,048,554
TOTAL COMMON STOCKS (Cost $936,235,487)		914,327,099

SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (d) (e)	831,566	$ 831,566
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	27,675,929	27,675,929
TOTAL SHORT-TERM INVESTMENTS (Cost $28,507,495)		28,507,495
TOTAL INVESTMENTS — 102.2% (Cost $964,742,982)		942,834,594
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(20,581,735)
NET ASSETS — 100.0%		$ 922,252,859

(a)	All or a portion of the shares of the security are on loan at June 30, 2018.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $10,365,331 representing 1.1% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2018.
(f)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$112,044,234	$ —	$—	$112,044,234
Belgium	4,224,296	—	—	4,224,296
Canada	128,452,920	—	—	128,452,920
Finland	10,713,214	—	—	10,713,214
France	21,168,918	—	—	21,168,918
Germany	47,222,273	—	—	47,222,273
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Hong Kong	$ 60,786,681	$ —	$—	$ 60,786,681
Italy	12,670,347	—	—	12,670,347
Japan	60,204,418	—	—	60,204,418
Malaysia	28,276,405	—	—	28,276,405
New Zealand	9,861,578	—	—	9,861,578
Portugal	24,441,233	—	—	24,441,233
Russia	18,419,963	—	—	18,419,963
Singapore	29,743,572	—	—	29,743,572
South Africa	13,021,034	—	—	13,021,034
Spain	51,606,634	—	—	51,606,634
Sweden	29,767,666	—	—	29,767,666
Switzerland	83,564,384	—	—	83,564,384
Taiwan	16,723,444	—	—	16,723,444
Thailand	—	10,365,331	—	10,365,331
United Kingdom	141,048,554	—	—	141,048,554
Short-Term Investments	28,507,495	—	—	28,507,495
TOTAL INVESTMENTS	$932,469,263	$10,365,331	$—	$942,834,594
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	870,594	$ 870,594	$ 66,323,249	$ 66,362,277	$—	$—	831,566	$ 831,566	$ 17,774	$—
State Street Navigator Securities Lending Government Money Market Portfolio	513,248	513,248	537,347,517	510,184,836	—	—	27,675,929	27,675,929	411,452	—
Total		$1,383,842	$603,670,766	$576,547,113	$—	$—		$28,507,495	$429,226	$—
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BRAZIL — 3.6%
AES Tiete Energia SA	47,481	119,091
Aliansce Shopping Centers SA	96,393	371,802
Alupar Investimento SA	47,005	185,704
Anima Holding SA	79,650	311,362
Arezzo Industria e Comercio SA	46,799	542,505
Banco ABC Brasil SA Preference Shares	84,412	330,636
BR Properties SA	93,252	220,563
Cia de Saneamento de Minas Gerais-COPASA	52,621	561,032
Cia de Saneamento do Parana Preference Shares	180,267	420,751
Cia Energetica de Sao Paulo Class B, Preference Shares	104,315	443,571
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	94,713	448,037
Cia Hering	129,396	479,257
Construtora Tenda SA (a)	25,042	154,845
Cosan Logistica SA (a)	79,167	197,743
Cosan, Ltd.	97,115	742,107
CVC Brasil Operadora e Agencia de Viagens SA	105,258	1,236,591
Cyrela Brazil Realty SA Empreendimentos e Participacoes	162,500	464,599
Direcional Engenharia SA (a)	173,696	269,072
Duratex SA	152,936	345,829
EcoRodovias Infraestrutura e Logistica SA	140,177	269,613
Even Construtora e Incorporadora SA (a)	250,758	237,892
Ez Tec Empreendimentos e Participacoes SA	89,105	373,568
Gafisa SA (a)	66,003	177,385
Helbor Empreendimentos SA (a)	298,984	71,494
International Meal Co. Alimentacao SA Class A	97,012	199,955
Iochpe Maxion SA	107,777	585,751
JSL SA (a)	46,394	51,249
Kepler Weber SA (a)	18,547	48,496
Light SA	73,024	213,526
Linx SA	67,813	311,974
LPS Brasil Consultoria de Imoveis SA (a)	97,576	71,266
Magnesita Refratarios SA	40,637	669,643
Mahle-Metal Leve SA	36,535	247,087
Marcopolo SA Preference Shares	498,833	434,343
Marfrig Global Foods SA (a)	206,416	436,717
Metalurgica Gerdau SA Preference Shares	486,685	781,752
Mills Estruturas e Servicos de Engenharia SA (a)	141,359	71,646
Minerva SA (a)	42,186	68,749
MRV Engenharia e Participacoes SA	254,119	795,236
Oi SA Preference Shares (a)	181,441	136,291
Paranapanema SA (a)	246,450	71,743
Security Description	Shares	Value
QGEP Participacoes SA	174,006	669,358
Randon SA Implementos e Participacoes Preference Shares	264,247	423,768
Santos Brasil Participacoes SA	162,972	118,182
Sao Martinho SA	77,585	359,955
Ser Educacional SA (b)	56,670	231,841
SLC Agricola SA	71,211	943,212
TOTVS SA	89,344	631,636
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	77,302	333,728
Wiz Solucoes e Corretagem de Seguros SA	5,800	12,331
		17,894,484
CHILE — 1.4%
Besalco SA	128,680	117,873
CAP SA	62,087	618,109
Inversiones Aguas Metropolitanas SA	510,825	780,645
Inversiones La Construccion SA	46,953	750,403
Ripley Corp. SA	1,003,014	952,628
Salfacorp SA	446,290	700,785
SMU SA (a)	2,137,533	632,023
Sociedad Matriz SAAM SA	6,959,615	638,188
SONDA SA	216,036	321,871
Vina Concha y Toro SA	617,798	1,268,818
		6,781,343
CHINA — 15.6%
21Vianet Group, Inc. ADR (a)	45,978	445,987
361 Degrees International, Ltd.	981,000	301,348
500.com, Ltd. Class A, ADR (a)(c)	29,159	428,929
Anton Oilfield Services Group (a)(c)	2,422,000	348,847
AVIC International Holding HK, Ltd. (a)(c)	3,227,933	106,974
Baozun, Inc. ADR (a)(c)	23,216	1,269,915
Beijing Capital Land, Ltd. Class H	1,204,400	518,883
Beijing Enterprises Clean Energy Group, Ltd. (a)(c)	19,483,885	504,143
Boshiwa International Holding, Ltd. (a)(c)(d)	1,843,000	—
Boyaa Interactive International, Ltd. (a)(c)	901,000	271,031
Bright Scholar Education Holdings, Ltd. ADR (a)(c)	1,200	19,956
CGN Meiya Power Holdings Co., Ltd. (a)(b)	1,864,000	330,250
Changyou.com, Ltd. ADR	15,712	261,919
Chaowei Power Holdings, Ltd. (c)	762,000	388,505
Cheetah Mobile, Inc. ADR (a)(c)	37,899	362,314
China Aerospace International Holdings, Ltd.	2,396,000	232,104
China Aircraft Leasing Group Holdings, Ltd.	529,500	542,630
China Animal Healthcare, Ltd. (a)(c)(d)	1,059,700	—
China Aoyuan Property Group, Ltd.	1,175,000	861,168

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
China BlueChemical, Ltd. Class H	1,928,000	710,210
China Chengtong Development Group, Ltd. (a)(c)	2,832,000	119,121
China Distance Education Holdings, Ltd. ADR	36,923	272,492
China Dongxiang Group Co., Ltd.	4,371,000	802,279
China Electronics Corp. Holdings Co., Ltd.	1,238,000	181,468
China Energine International Holdings, Ltd. (a)(c)	698,000	21,975
China Fangda Group Co., Ltd. Class B	441,050	223,745
China Foods, Ltd.	758,000	395,162
China Forestry Holdings Co., Ltd. (a)(c)(d)	1,642,000	—
China Greenland Broad Greenstate Group Co., Ltd. (c)	824,000	115,532
China Harmony New Energy Auto Holding, Ltd. (c)	726,500	312,067
China Hongxing Sports, Ltd. (a)(c)(d)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)(e)	1,494,400	384,769
China Lilang, Ltd.	620,000	889,841
China Logistics Property Holdings Co., Ltd. (a)(b)(c)	1,247,000	403,722
China Maple Leaf Educational Systems, Ltd.	678,000	1,221,972
China Modern Dairy Holdings, Ltd. (a)(c)	2,460,000	464,065
China Nuclear Energy Technology Corp., Ltd. (a)	1,276,000	170,774
China Overseas Grand Oceans Group, Ltd. (c)	1,139,000	419,569
China Overseas Property Holdings, Ltd. (c)	1,721,232	570,420
China Pioneer Pharma Holdings, Ltd.	483,000	135,442
China Power Clean Energy Development Co., Ltd.	535,000	261,177
China Rare Earth Holdings, Ltd. (a)	1,856,400	99,381
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)	627,500	767,834
China SCE Property Holdings, Ltd.	2,346,800	1,112,759
China Shanshui Cement Group, Ltd. (a)(c)(d)	1,224,000	58,505
China Shengmu Organic Milk, Ltd. (a)(b)(c)	2,637,000	228,561
China Shineway Pharmaceutical Group, Ltd.	356,000	696,077
China Silver Group, Ltd.	1,056,000	173,634
China Singyes Solar Technologies Holdings, Ltd. (c)	553,600	169,352
China South City Holdings, Ltd.	1,024,000	199,698
China Suntien Green Energy Corp., Ltd. Class H	1,619,000	466,377
Security Description	Shares	Value
China Travel International Investment Hong Kong, Ltd.	3,472,000	1,354,201
China Yurun Food Group, Ltd. (a)	1,096,000	146,684
Chinasoft International, Ltd. (a)	1,880,000	1,466,532
Chlitina Holding, Ltd.	67,678	659,277
Chongqing Iron & Steel Co., Ltd. Class H (a)	628,000	100,058
CITIC Resources Holdings, Ltd. (c)	3,373,000	356,843
CITIC Telecom International Holdings, Ltd.	1,905,000	500,201
Colour Life Services Group Co., Ltd. (c)	523,000	526,636
Consun Pharmaceutical Group, Ltd.	515,600	482,382
Coolpad Group, Ltd. (a)(c)(d)	2,353,600	107,998
CPMC Holdings, Ltd. (c)	78,000	48,219
CT Environmental Group, Ltd. (c)	3,313,900	460,413
Dah Chong Hong Holdings, Ltd.	1,224,000	610,015
Daqo New Energy Corp. ADR (a)(c)	3,016	107,189
Eastern Communications Co., Ltd. Class B	246,074	126,482
Fang Holdings, Ltd. ADR (a)(c)	171,787	666,534
Fanhua, Inc. ADR (c)	38,523	1,097,905
First Tractor Co., Ltd. Class H (a)(c)	628,500	207,485
Foshan Electrical and Lighting Co., Ltd. Class B	173,580	98,456
Foxsemicon Integrated Technology, Inc.	81,000	503,452
Fu Shou Yuan International Group, Ltd.	1,406,000	1,586,028
Fufeng Group, Ltd. (c)	1,147,600	516,354
Future Land Holdings Co., Ltd. Class A	531,529	2,483,697
GDS Holdings, Ltd. ADR (a)(c)	31,682	1,270,131
Genscript Biotech Corp.	490,000	1,355,308
Goodbaby International Holdings, Ltd.	918,000	555,800
Grand Baoxin Auto Group, Ltd.	896,601	343,992
Greatview Aseptic Packaging Co., Ltd.	992,048	591,781
Greentown Service Group Co., Ltd. (c)	1,302,000	1,181,607
Guorui Properties, Ltd. (c)	1,114,000	366,342
Harbin Electric Co., Ltd. Class H (c)	1,186,000	347,692
Hilong Holding, Ltd.	1,125,100	174,958
HNA Holding Group Co., Ltd. (a)(c)	3,934,000	135,388
Hollysys Automation Technologies, Ltd.	45,721	1,012,263
Honghua Group, Ltd. (a)(c)	2,640,000	245,646
Hua Hong Semiconductor, Ltd. (b)	117,000	401,908
Huadian Energy Co., Ltd. Class B (a)	345,900	109,304
Huangshan Tourism Development Co., Ltd. Class B	427,861	508,299

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
JA Solar Holdings Co., Ltd. ADR (a)(c)	63,434	431,986
Jiangnan Group, Ltd. (c)	504,000	29,872
JinkoSolar Holding Co., Ltd. ADR (a)(c)	23,039	317,247
Jumei International Holding, Ltd. ADR (a)(c)	46,246	119,315
Kama Co., Ltd. Class B (a)	270,800	162,480
Kandi Technologies Group, Inc. (a)(c)	43,795	186,129
Kangda International Environmental Co., Ltd. (a)(b)	1,850,200	287,714
Kingdee International Software Group Co., Ltd. (c)	1,768,000	1,809,589
Launch Tech Co., Ltd. Class H	176,000	203,919
Leyou Technologies Holdings, Ltd. (a)	1,414,200	436,223
Li Ning Co., Ltd. (a)	1,554,249	1,713,637
Lifetech Scientific Corp. (a)(c)	2,406,000	760,553
Link Motion, Inc. ADR (a)(c)	102,507	116,858
Lonking Holdings, Ltd.	2,346,000	1,079,487
Luoyang Glass Co., Ltd. Class H (a)(c)	460,000	172,380
Luye Pharma Group, Ltd. (c)	1,639,500	1,682,246
Maoye International Holdings, Ltd.	1,618,000	164,987
Nanjing Panda Electronics Co., Ltd. Class H	138,000	50,835
National Agricultural Holdings, Ltd. (a)(c)(d)	396,000	30,033
Noah Holdings, Ltd. ADR (a)(c)	24,783	1,292,433
Ourgame International Holdings, Ltd. (a)	586,000	73,199
Ozner Water International Holding, Ltd. (a)(b)(c)	1,273,000	296,935
Pacific Online, Ltd. (c)	905,100	138,439
Parkson Retail Group, Ltd. (a)	2,793,000	341,762
Poly Culture Group Corp., Ltd. Class H	161,900	257,952
Poly Property Group Co., Ltd.	2,039,000	842,063
Powerlong Real Estate Holdings, Ltd.	1,305,000	703,612
PW Medtech Group, Ltd. (a)	2,454,000	484,829
Real Gold Mining, Ltd. (a)(c)(d)	251,500	—
Renhe Commercial Holdings Co., Ltd. (a)	7,240,000	143,038
Renren, Inc. ADR (c)	23,117	57,099
Shandong Airlines Co., Ltd. Class B	216,700	351,617
Shandong Zhonglu Oceanic Fisheries Co., Ltd. Class B (a)	90,900	38,467
Shang Gong Group Co., Ltd. Class B (a)	252,000	167,328
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	429,600	268,500
Shanghai Diesel Engine Co., Ltd. Class B	373,360	229,616
Security Description	Shares	Value
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H (c)	483,000	224,710
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	466,800	189,988
Shanghai Haixin Group Co. Class B	645,708	306,711
Shanghai Highly Group Co., Ltd. Class B	259,900	215,457
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,042,000	422,354
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	115,600	119,646
Shanghai Jinjiang International Travel Co., Ltd. Class B	99,400	203,174
Shanghai Potevio Co., Ltd. Class B (a)(e)	79,800	32,080
Shenwan Hongyuan HK, Ltd.	505,000	134,530
Shenzhen China Bicycle Co. Holdings, Ltd. Class B (a)	231,500	55,769
Shenzhen SEG Co., Ltd. Class B	150,300	55,940
Shougang Concord International Enterprises Co., Ltd. (a)(c)	18,524,000	479,306
Shougang Fushan Resources Group, Ltd.	3,032,000	722,691
Shui On Land, Ltd.	478,000	121,245
Shunfeng International Clean Energy, Ltd. (a)	1,445,300	39,055
Sichuan Expressway Co., Ltd. Class H	1,594,000	483,557
Silergy Corp.	64,000	1,555,472
Sinofert Holdings, Ltd. (a)(c)	1,546,000	183,263
Sinopec Kantons Holdings, Ltd.	1,066,000	504,096
Sinosoft Technology Group, Ltd. (c)	707,200	267,720
Sinotrans Shipping, Ltd. (c)	2,109,000	556,454
Sinovac Biotech, Ltd. (a)(c)	71,350	532,271
Skyfame Realty Holdings, Ltd.	536,000	394,206
Sohu.com, Ltd. ADR (a)(c)	30,074	1,067,627
Springland International Holdings, Ltd.	1,318,000	349,431
Sun King Power Electronics Group (c)	1,089,000	198,493
Tarena International, Inc. ADR (c)	38,845	294,057
Tian Ge Interactive Holdings, Ltd. (b)	720,000	534,118
Tiangong International Co., Ltd. (c)	1,664,000	352,082
Tianjin Development Holdings, Ltd. (c)	812,000	338,443
Tianjin Port Development Holdings, Ltd. (a)	3,956,000	479,029
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	351,300	368,865
Tianneng Power International, Ltd.	726,000	1,130,811
Tong Ren Tang Technologies Co., Ltd. Class H	733,000	1,164,137

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Tongfang Kontafarma Holdings, Ltd. (a)	1,959,553	99,908
Tuniu Corp. ADR (a)(c)	88,394	748,697
Universal Medical Financial & Technical Advisory Services Co., Ltd. (b)(c)	922,900	735,219
V1 Group, Ltd. (a)(c)(e)	2,188,999	133,927
Virscend Education Co., Ltd. (b)	1,008,000	706,652
West China Cement, Ltd.	2,544,000	405,330
Wisdom Sports Group (c)	1,215,000	108,407
Xiamen International Port Co., Ltd. Class H	2,038,000	327,308
Xi'an Haitiantian Holdings Co., Ltd. (a)	236,000	127,544
Xunlei, Ltd. ADR (a)(c)	19,824	212,117
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (a)(b)(c)	169,500	687,035
Yestar Healthcare Holdings Co., Ltd. (c)	1,647,200	558,483
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)	43,600	221,739
Yihai International Holding, Ltd.	99,000	188,777
YuanShengTai Dairy Farm, Ltd. (a)	5,159,000	130,858
Yuexiu Transport Infrastructure, Ltd. (c)	1,130,549	824,266
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	220,600	113,035
		77,904,812
COLOMBIA — 0.0% (f)
Avianca Holdings SA Preference Shares	184,332	147,805
CZECH REPUBLIC — 0.4%
Moneta Money Bank A/S (b)	414,172	1,418,264
Philip Morris CR A/S	870	596,615
		2,014,879
EGYPT — 1.2%
Eastern Tobacco	130,686	1,318,694
Egypt Kuwait Holding Co. SAE	558,391	642,150
Egyptian Financial Group-Hermes Holding Co.	404,753	520,817
ElSewedy Electric Co.	99,955	1,115,261
Ezz Steel (a)	383,580	629,294
Global Telecom Holding SAE (a)	1,489,242	392,081
Juhayna Food Industries	467,628	313,669
Orascom Telecom Media And Technology Holding SAE	2,912,994	117,236
Sidi Kerir Petrochemicals Co.	126,671	184,378
Six of October Development & Investment (a)	431,618	572,756
		5,806,336
GREECE — 0.9%
Aegean Airlines SA	47,033	464,018
Security Description	Shares	Value
Aegean Marine Petroleum Network, Inc.	43,542	28,847
Attica Bank SA (a)	230,842	61,990
Diana Shipping, Inc. (a)	68,869	331,260
Ellaktor SA (a)	91,341	204,759
FF Group (a)(e)	24,815	139,069
Grivalia Properties REIC AE REIT	43,631	438,096
Hellenic Exchanges - Athens Stock Exchange SA	74,271	403,225
Holding Co. ADMIE IPTO SA (a)	125,407	253,891
Mytilineos Holdings SA	91,644	919,121
Public Power Corp. SA (a)	105,543	228,216
Star Bulk Carriers Corp. (a)	19,577	251,760
StealthGas, Inc. (a)	66,025	259,478
Tsakos Energy Navigation, Ltd.	99,915	371,684
		4,355,414
HONG KONG — 3.1%
Ajisen China Holdings, Ltd.	669,000	263,492
Anxin-China Holdings, Ltd. (a)(d)	2,248,000	—
Beijing Enterprises Medical & Health Group, Ltd. (a)(c)	2,279,600	119,131
Carnival Group International Holdings, Ltd. (a)(c)	6,170,000	255,594
China All Access Holdings, Ltd. (c)	1,282,000	130,725
China Animation Characters Co., Ltd. (c)	1,032,000	363,054
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	2,098,400	76,228
China Financial International Investments, Ltd. (a)(c)	2,760,000	79,858
China First Capital Group, Ltd. (a)	2,570,000	1,637,892
China High Precision Automation Group, Ltd. (a)(d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (c)	594,000	916,123
China Lumena New Materials Corp. (a)(c)(d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a)(c)(d)	693,675	—
China Minsheng Drawin Technology Group, Ltd. (a)(c)	1,480,000	38,483
China Minsheng Financial Holding Corp., Ltd. (a)	1,230,000	38,881
China NT Pharma Group Co., Ltd.	922,400	210,453
China Oil & Gas Group, Ltd. (a)	4,748,000	369,167
China Soft Power Technology Holdings, Ltd. (a)	1,736,000	19,915
China Water Affairs Group, Ltd. (c)	28,000	29,230
Comba Telecom Systems Holdings, Ltd. (a)(c)	1,110,575	158,543
Concord New Energy Group, Ltd.	8,140,000	357,953
Co-Prosperity Holdings, Ltd. (c)	656,000	22,158
Dawnrays Pharmaceutical Holdings, Ltd.	684,000	423,716
Digital China Holdings, Ltd. (a)(c)	915,000	501,501

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
EPI Holdings, Ltd. (a)	540,000	52,311
Glorious Property Holdings, Ltd. (a)(c)	1,946,000	104,178
Golden Meditech Holdings, Ltd. (c)	660,000	72,348
Greater China Financial Holdings, Ltd. (a)	1,560,300	44,947
Green Leader Holdings Group, Ltd. (a)	1,550,000	33,981
Hengdeli Holdings, Ltd.	2,108,400	95,403
Hi Sun Technology China, Ltd. (a)	1,743,000	255,492
Hua Han Health Industry Holdings, Ltd. (a)(c)(d)	2,414,560	122,337
Huabao International Holdings, Ltd.	1,351,000	864,453
Huayi Tencent Entertainment Co., Ltd. (a)(c)	3,000,000	143,395
Jiayuan International Group, Ltd. (c)	496,000	859,810
Ju Teng International Holdings, Ltd.	965,500	159,984
MIE Holdings Corp. (a)	1,982,754	72,027
Munsun Capital Group, Ltd. (a)(c)	120,100	4,899
Neo Telemedia, Ltd.	4,688,000	136,837
NetDragon Websoft Holdings, Ltd. (c)	252,000	556,970
New Provenance Everlasting Holdings, Ltd. Class H (a)(c)	7,720,000	54,120
NewOcean Energy Holdings, Ltd. (a)(c)	1,608,000	327,935
Pou Sheng International Holdings, Ltd.	2,154,000	411,831
Qianhai Health Holdings, Ltd.	849,005	8,008
Seaspan Corp. (c)	5,600	57,008
Skyworth Digital Holdings, Ltd.	1,782,000	794,983
Solartech International Holdings, Ltd. (a)(c)	1,440,000	231,268
SSY Group, Ltd.	1,629,562	1,809,136
Tech Pro Technology Development, Ltd. (a)(e)	6,035,100	52,309
Tibet Water Resources, Ltd. (a)(c)	1,927,000	729,492
United Laboratories International Holdings, Ltd. (c)	930,500	968,993
Vision Values Holdings, Ltd. (a)	430,000	23,842
Wasion Holdings, Ltd. (c)	759,000	412,129
		15,472,523
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	525,738	749,739
INDIA — 13.3%
Aarti Industries	1,510	27,086
Abbott India, Ltd.	3,841	405,779
Adani Power, Ltd. (a)	782,712	184,497
Aditya Birla Capital, Ltd. (a)	388,525	755,331
Aditya Birla Fashion and Retail, Ltd. (a)	266,026	535,818
Aegis Logistics, Ltd.	17,200	53,572
AIA Engineering, Ltd.	50,760	1,111,364
Security Description	Shares	Value
Ajanta Pharma, Ltd. (a)	7,899	113,294
Andhra Bank (a)	92,942	44,358
Arvind, Ltd.	173,111	1,007,361
Avanti Feeds, Ltd. (e)	4,477	35,165
Avanti Feeds, Ltd.	8,954	70,329
Bajaj Corp., Ltd.	56,924	336,734
Bajaj Hindusthan Sugar, Ltd. (a)	879,411	86,638
Balrampur Chini Mills, Ltd.	350,262	328,970
Bata India, Ltd.	89,315	1,120,299
Bharat Financial Inclusion, Ltd. (a)	102,025	1,722,133
Blue Dart Express, Ltd.	6,246	333,582
Can Fin Homes, Ltd.	9,277	46,030
Capital First, Ltd.	17,004	128,222
CARE Ratings, Ltd.	20,111	368,127
Ceat, Ltd.	33,107	607,948
CG Power and Industrial Solutions, Ltd. (a)	523,991	427,896
Chennai Super Kings Cricket, Ltd. (a)(d)	418,560	—
City Union Bank, Ltd.	192,930	520,093
Coffee Day Enterprises, Ltd. (a)(b)	7,365	29,067
Cyient, Ltd.	45,821	512,615
DCB Bank, Ltd.	25,839	62,057
DCM Shriram, Ltd.	18,154	78,469
Delta Corp., Ltd.	11,620	36,811
DEN Networks, Ltd. (a)	21,115	24,886
Dilip Buildcon, Ltd. (b)	12,119	117,458
Dish TV India, Ltd. (a)	563,857	590,892
Dixon Technologies India, Ltd. (a)	666	28,482
Dr Lal PathLabs, Ltd. (b)	30,477	426,006
eClerx Services, Ltd.	16,818	319,128
EIH, Ltd.	52,943	131,208
Engineers India, Ltd.	101,084	183,239
Eros International Media, Ltd. (a)	76,582	131,838
Escorts, Ltd.	110,927	1,411,217
Eveready Industries India, Ltd. (a)	5,821	19,112
Force Motors, Ltd.	10,219	377,580
Fortis Healthcare, Ltd. (a)	223,459	439,808
Future Lifestyle Fashions, Ltd.	9,277	58,060
Gateway Distriparks, Ltd.	182,896	474,625
GE T&D India, Ltd.	84,778	358,959
GMR Infrastructure, Ltd. (a)	2,423,709	541,235
Godfrey Phillips India, Ltd.	23,095	244,804
Godrej Properties, Ltd. (a)	74,974	786,836
Graphite India, Ltd.	35,226	431,925
GTL Infrastructure, Ltd. (a)	972,215	19,156
Gujarat Alkalies & Chemicals, Ltd.	4,302	33,382
Gujarat Fluorochemicals, Ltd.	3,553	38,361
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,652	56,681
Gujarat Pipavav Port, Ltd.	363,787	560,162
Gujarat State Petronet, Ltd.	46,555	122,274
GVK Power & Infrastructure, Ltd. (a)	196,798	27,287
Hathway Cable & Datacom, Ltd. (a)	135,172	48,632

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
HEG, Ltd.	11,802	570,248
Hexaware Technologies, Ltd.	159,853	1,068,914
Himachal Futuristic Communications, Ltd. (a)	341,765	144,408
Himadri Speciality Chemical, Ltd.	37,337	68,609
Hindustan Construction Co., Ltd. (a)	141,116	25,231
Hindustan Copper, Ltd.	18,768	17,093
Housing Development & Infrastructure, Ltd. (a)	340,056	102,987
HSIL, Ltd.	3,677	18,003
IDBI Bank, Ltd. (a)	341,070	273,294
IDFC, Ltd.	864,162	582,709
IFCI, Ltd. (a)	950,253	205,959
India Cements, Ltd.	389,636	601,102
Indiabulls Real Estate, Ltd. (a)	388,972	887,911
Indiabulls Ventures, Ltd.	158,073	1,125,072
Indian Hotels Co., Ltd.	584,597	1,126,703
Indo Count Industries, Ltd.	36,718	33,146
Infibeam Incorporation, Ltd.	28,882	64,686
Info Edge India, Ltd.	82,476	1,428,087
Ipca Laboratories, Ltd.	66,166	675,615
IRB Infrastructure Developers, Ltd.	205,480	632,500
J Kumar Infraprojects, Ltd.	5,375	17,902
Jain Irrigation Systems, Ltd.	283,441	317,715
Jaiprakash Associates, Ltd. (a)	772,637	180,994
Jaiprakash Power Ventures, Ltd. (a)	369,736	15,650
Jammu & Kashmir Bank, Ltd. (a)	417,890	308,622
Jaypee Infratech, Ltd. (a)	304,143	25,081
Jindal Steel & Power, Ltd. (a)	290,750	946,534
JM Financial, Ltd.	42,217	71,322
JSW Energy, Ltd. (a)	697,996	668,299
Jubilant Foodworks, Ltd. (g)	46,578	942,539
Jubilant Foodworks, Ltd. (e)(g)	46,578	942,539
Jubilant Life Sciences, Ltd.	92,968	948,677
Just Dial, Ltd. (a)	48,438	392,403
Jyothy Laboratories, Ltd. (g)	49,945	171,051
Jyothy Laboratories, Ltd. (e)(g)	49,945	171,051
Kajaria Ceramics, Ltd.	115,535	815,397
Karur Vysya Bank, Ltd.	452,122	684,303
KEC International, Ltd.	23,610	115,422
KEI Industries, Ltd.	10,943	65,260
KPIT Technologies, Ltd.	233,008	924,176
KRBL, Ltd.	42,034	206,903
Larsen & Toubro Infotech, Ltd. (b)	11,661	284,466
Mahindra CIE Automotive, Ltd. (a)	111,601	419,186
MakeMyTrip, Ltd. (a)(c)	37,092	1,340,876
Manappuram Finance, Ltd.	539,075	774,997
Manpasand Beverages, Ltd.	11,868	25,749
Marksans Pharma, Ltd.	533,954	205,352
McLeod Russel India, Ltd.	121,850	265,344
Minda Industries, Ltd.	5,707	105,311
Mindtree, Ltd.	118,345	1,704,659
Monsanto India, Ltd.	6,563	274,781
Mphasis, Ltd.	82,195	1,300,676
Security Description	Shares	Value
Natco Pharma, Ltd.	83,134	977,612
NCC, Ltd.	715,858	1,003,549
NIIT Technologies, Ltd.	3,151	50,492
Oberoi Realty, Ltd.	69,446	483,836
Oriental Bank of Commerce (a)	40,391	44,597
PC Jeweller, Ltd.	108,608	216,772
Persistent Systems, Ltd.	53,675	635,694
Pfizer, Ltd.	11,470	431,830
Phoenix Mills, Ltd.	41,282	401,643
PI Industries, Ltd.	94,551	1,039,212
Prestige Estates Projects, Ltd.	117,099	461,542
PTC India, Ltd.	419,101	463,357
PVR, Ltd.	51,889	1,040,809
Quess Corp., Ltd. (a)(b)	17,068	284,263
Radico Khaitan, Ltd.	12,792	77,267
Rain Industries, Ltd.	49,435	139,181
Redington India, Ltd.	357,257	570,704
Reliance Communications, Ltd. (a)	1,042,621	209,239
Reliance Home Finance, Ltd. (a)	117,974	103,657
Reliance Power, Ltd. (a)	386,063	180,311
Repco Home Finance, Ltd.	8,503	68,605
Sadbhav Engineering, Ltd.	85,804	359,171
Sanghvi Movers, Ltd.	14,917	41,443
Schaeffler India, Ltd.	3,853	312,311
Shilpa Medicare, Ltd.	4,095	23,758
Sintex Industries, Ltd.	447,403	96,644
Sintex Plastics Technology, Ltd. (a)	469,968	290,493
SKF India, Ltd.	25,073	626,633
SML ISUZU, Ltd.	4,274	47,372
Sobha, Ltd.	15,012	96,669
Solara Active Pharma Sciences, Ltd. (a)	11,051	36,654
Sterlite Technologies, Ltd.	69,181	278,077
Strides Shasun, Ltd.	64,437	371,066
Sun Pharma Advanced Research Co., Ltd. (a)	118,316	641,098
Sundram Fasteners, Ltd.	21,415	195,443
Suzlon Energy, Ltd. (a)	3,759,013	411,481
Symphony, Ltd.	36,965	765,601
Syndicate Bank (a)	97,940	58,537
Tata Elxsi, Ltd.	17,836	347,453
Tata Global Beverages, Ltd.	374,091	1,470,647
Thermax, Ltd.	59,458	904,562
Time Technoplast, Ltd.	22,307	38,125
Torrent Power, Ltd.	222,959	739,183
TTK Prestige, Ltd.	219	18,507
TV18 Broadcast, Ltd. (a)	92,501	71,217
Union Bank of India (a)	345,667	413,448
Unitech, Ltd. (a)	1,766,437	106,994
Vardhman Textiles, Ltd.	1,232	21,936
Varun Beverages, Ltd.	16,427	180,681
Venky's India, Ltd.	548	18,771
V-Mart Retail, Ltd.	2,359	85,443
WABCO India, Ltd.	6,158	631,484
Welspun Corp., Ltd.	215,327	372,104
Welspun India, Ltd.	305,701	241,607

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
WNS Holdings, Ltd. ADR (a)	50,488	2,634,464
Wockhardt, Ltd. (a)	1,983	18,552
		66,230,193
INDONESIA — 3.0%
Ace Hardware Indonesia Tbk PT	2,109,200	186,928
Adhi Karya Persero Tbk PT	3,760,391	469,721
AKR Corporindo Tbk PT	1,906,300	572,023
Alam Sutera Realty Tbk PT	18,230,000	417,267
Bank Pan Indonesia Tbk PT (a)	293,500	17,409
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,330,700	631,623
Blue Bird Tbk PT	714,605	141,126
Bumitama Agri, Ltd.	540,500	245,772
Ciputra Development Tbk PT	11,586,699	824,734
Delta Dunia Makmur Tbk PT (a)	1,885,700	96,719
Eagle High Plantations Tbk PT (a)	2,606,900	32,564
Gajah Tunggal Tbk PT	1,938,900	93,360
Garuda Indonesia Persero Tbk PT (a)	9,720,800	164,162
Global Mediacom Tbk PT	3,720,600	144,099
Indah Kiat Pulp & Paper Corp. Tbk PT	2,160,900	2,804,797
Indika Energy Tbk PT	981,500	234,245
Indo Tambangraya Megah Tbk PT	526,235	821,668
Intiland Development Tbk PT	6,026,900	155,614
Japfa Comfeed Indonesia Tbk PT	5,637,800	631,449
Kawasan Industri Jababeka Tbk PT	27,898,384	416,626
Link Net Tbk PT	1,760,000	539,177
Lippo Cikarang Tbk PT (a)	500,500	62,519
Lippo Karawaci Tbk PT	11,775,900	279,400
Matahari Putra Prima Tbk PT (a)	2,600,300	42,824
Medco Energi Internasional Tbk PT (a)	9,257,466	623,409
Media Nusantara Citra Tbk PT	7,649,500	491,105
Mitra Adiperkasa Tbk PT	9,826,000	617,125
MNC Investama Tbk PT (a)	12,285,200	88,303
Modernland Realty Tbk PT	6,062,900	122,697
Pembangunan Perumahan Persero Tbk PT	4,310,598	600,115
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,877,300	475,124
Siloam International Hospitals Tbk PT (a)	1,060,143	386,549
Summarecon Agung Tbk PT	8,482,100	535,680
Surya Semesta Internusa Tbk PT	3,331,700	131,362
Timah Persero Tbk PT	4,045,029	228,644
Wijaya Karya Persero Tbk PT	5,313,536	491,307
		14,817,246
MALAYSIA — 4.9%
Aeon Co. M Bhd	881,300	495,247
Alliance Bank Malaysia Bhd	627,300	627,378
Berjaya Corp. Bhd (a)	3,923,967	291,420
Berjaya Sports Toto Bhd	1,125,758	682,784
Bermaz Auto Bhd (a)	836,460	455,554
Bumi Armada Bhd (a)	3,006,000	535,789
Bursa Malaysia Bhd	714,409	1,299,890
Security Description	Shares	Value
Cahya Mata Sarawak Bhd	566,400	329,506
Carlsberg Brewery Malaysia Bhd Class B	112,700	538,460
Datasonic Group Bhd	1,130,400	243,458
DRB-Hicom Bhd	989,400	480,065
Eastern & Oriental Bhd	1,248,852	485,381
Evergreen Fibreboard Bhd	1,561,450	173,945
Felda Global Ventures Holdings Bhd	1,724,300	644,558
Gas Malaysia Bhd	547,000	388,635
Heineken Malaysia Bhd	129,300	700,355
Hengyuan Refining Co. Bhd	64,300	99,486
Hibiscus Petroleum Bhd (a)	244,100	53,479
IGB Real Estate Investment Trust	1,066,000	459,176
Inari Amertron Bhd	1,738,579	972,692
Karex Bhd	688,000	139,661
KNM Group Bhd (a)	3,308,806	147,440
KPJ Healthcare Bhd	3,591,572	906,895
Lafarge Malaysia Bhd (a)	245,100	188,095
Magnum Bhd	1,299,300	672,246
Malaysia Building Society Bhd	1,628,900	467,762
Malaysian Pacific Industries Bhd	15,700	39,799
Malaysian Resources Corp. Bhd	2,641,000	392,276
Media Prima Bhd	1,391,700	165,371
My EG Services Bhd	2,288,950	546,810
OSK Holdings Bhd	1,535,450	370,606
Padini Holdings Bhd	538,000	795,113
Pavilion Real Estate Investment Trust	1,049,400	462,417
Petron Malaysia Refining & Marketing Bhd	10,800	19,384
Pos Malaysia Bhd	659,500	649,786
PureCircle, Ltd. (a)	56,987	293,049
QL Resources Bhd	406,450	603,713
Sime Darby Property Bhd	1,961,300	582,637
SKP Resources Bhd	216,900	75,173
Sunway Real Estate Investment Trust	2,175,900	953,421
TIME dotCom Bhd	237,100	448,433
Top Glove Corp. Bhd	702,500	2,111,239
UEM Sunrise Bhd	1,081,200	190,036
UMW Holdings Bhd	353,200	521,996
Unisem M Bhd	426,000	243,609
UOA Development Bhd	1,490,300	878,058
Velesto Energy Bhd (a)	2,007,715	139,166
VS Industry Bhd	1,688,100	647,742
WCT Holdings Bhd	1,333,589	267,411
Yinson Holdings Bhd	680,900	772,007
		24,648,609
MEXICO — 1.9%
Asesor de Activos Prisma SAPI de CV REIT (a)	391,781	244,767
Axtel SAB de CV (a)(c)	1,661,708	335,626
Bolsa Mexicana de Valores SAB de CV	579,269	981,964
Concentradora Fibra Hotelera Mexicana SA de CV (b)	470,032	275,719

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Concentradora Hipotecaria SAPI de CV REIT	580,337	482,735
Consorcio ARA SAB de CV (c)	1,854,996	637,970
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(c)	772,265	396,824
Corp. Inmobiliaria Vesta SAB de CV	408,611	538,835
Credito Real SAB de CV SOFOM ER (c)	267,530	315,089
Genomma Lab Internacional SAB de CV Class B (a)(c)	626,502	528,785
Grupo Aeromexico SAB de CV (a)(c)	168,108	230,835
Grupo GICSA SA de CV (a)	421,456	186,759
Hoteles City Express SAB de CV (a)	339,775	366,642
Macquarie Mexico Real Estate Management SA de CV REIT (a)	666,630	667,792
Megacable Holdings SAB de CV	240,612	1,001,706
PLA Administradora Industrial S de RL de CV (a)	753,716	1,038,405
Prologis Property Mexico SA de CV REIT	377,183	702,909
Qualitas Controladora SAB de CV	179,311	448,009
TV Azteca SAB de CV Series CPO (c)	1,424,661	174,678
		9,556,049
MONACO — 0.3%
Costamare, Inc.	44,095	351,878
GasLog, Ltd.	53,212	1,016,349
Navios Maritime Holdings, Inc. (a)(c)	93,688	79,813
		1,448,040
PAKISTAN — 1.3%
Adamjee Insurance Co., Ltd.	32,000	12,840
Attock Refinery, Ltd.	10,700	18,969
Bank Alfalah, Ltd.	176,500	75,992
Bank of Punjab (a)	1,227,000	121,942
Cherat Cement Co., Ltd.	106,000	84,861
Dawood Hercules Corp., Ltd.	22,600	20,615
DG Khan Cement Co., Ltd.	693,100	653,380
Engro Corp., Ltd.	249,000	643,484
Engro Fertilizers, Ltd.	513,500	316,725
Fauji Cement Co., Ltd.	307,500	57,854
Fauji Fertilizer Bin Qasim, Ltd.	73,000	23,201
Fauji Fertilizer Co., Ltd.	293,500	238,981
Hascol Petroleum, Ltd.	60,000	155,007
Honda Atlas Cars Pakistan, Ltd.	22,750	59,266
Hub Power Co. Ltd	77,500	58,809
K-Electric, Ltd. (a)	500,000	23,384
Kohat Cement Co., Ltd.	36,800	37,291
Kot Addu Power Co., Ltd.	173,500	77,014
Lucky Cement, Ltd.	158,700	663,718
Maple Leaf Cement Factory, Ltd.	593,900	248,123
Mari Petroleum Co., Ltd.	3,680	45,638
Security Description	Shares	Value
Millat Tractors, Ltd.	12,340	120,714
National Bank of Pakistan (a)	163,000	63,576
National Refinery, Ltd.	16,200	59,092
Pak Elektron, Ltd.	171,500	50,073
PAK Suzuki Motor Co., Ltd.	27,650	89,559
Pakistan Oilfields, Ltd.	65,900	364,520
Pakistan State Oil Co., Ltd.	405,798	1,063,562
Pakistan Stock Exchange, Ltd.	399,000	64,885
Pioneer Cement, Ltd.	83,500	32,218
Searle Co. Ltd	17,300	48,360
SUI Northern Gas Pipeline	811,400	669,564
SUI Southern Gas Co., Ltd. (a)	159,000	42,967
Thal, Ltd.	17,150	67,432
TRG Pakistan (a)	250,000	58,954
		6,432,570
PERU — 0.6%
Ferreycorp SAA	1,733,729	1,244,240
Grana y Montero SAA (a)	346,136	219,869
InRetail Peru Corp. (a)(b)	34,836	870,900
Volcan Cia Minera SAA Class B	1,982,775	490,471
		2,825,480
PHILIPPINES — 1.1%
Belle Corp.	3,513,400	206,719
Cebu Air, Inc.	433,848	563,370
CEMEX Holdings Philippines, Inc. (a)(b)	4,168,105	246,802
Cosco Capital, Inc.	5,747,700	654,818
D&L Industries, Inc.	5,130,700	976,773
First Gen Corp.	1,518,100	411,332
First Philippine Holdings Corp.	360,780	413,054
MacroAsia Corp.	143,700	65,970
Manila Water Co., Inc.	1,056,700	554,412
Melco Resorts And Entertainment Philippines Corp. (a)	651,700	63,500
Nickel Asia Corp.	3,807,600	331,049
Philex Mining Corp.	1,489,700	125,613
Rizal Commercial Banking Corp.	788,243	413,563
Robinsons Land Corp.	1,552,171	540,973
SM Prime Holdings, Inc.	1	1
Travellers International Hotel Group, Inc.	333,000	30,325
		5,598,274
POLAND — 1.6%
Alumetal SA	12,627	159,863
Asseco Poland SA	90,265	965,347
Boryszew SA (a)	88,098	149,656
Ciech SA	50,537	721,485
Dino Polska SA (a)(b)	42,188	1,171,905
Enea SA	133,487	325,878
Energa SA	191,263	456,708
Eurocash SA	87,601	507,737
Getin Noble Bank SA (a)	336,139	89,782
Globe Trade Centre SA	361,373	888,966
Grupa Azoty SA	42,954	494,482
Grupa Kety SA	8,633	737,873
KRUK SA	15,244	814,327

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Lubelski Wegiel Bogdanka SA	10,691	153,914
Netia SA	180,405	243,338
PKP Cargo SA (a)	17,708	210,001
		8,091,262
QATAR — 0.5%
Aamal Co.	28,963	71,513
Al Meera Consumer Goods Co. QSC	12,980	541,873
Gulf Warehousing Co.	17,783	203,227
Medicare Group	17,908	309,910
Qatar First Bank (a)	284,361	402,995
Salam International Investment, Ltd. QSC (a)	93,936	134,415
Vodafone Qatar QSC (a)	449,170	1,086,841
		2,750,774
RUSSIA — 0.8%
Etalon Group PLC GDR	115,555	316,621
Globaltrans Investment PLC GDR	108,677	1,108,505
LSR Group PJSC GDR	210,541	568,461
M. Video PJSC (a)	48,590	313,769
QIWI PLC ADR (c)	40,704	641,088
Ros Agro PLC GDR	43,510	478,610
Sistema PJSC FC GDR	147,057	401,171
TMK PJSC GDR	81,500	402,610
		4,230,835
SINGAPORE — 0.3%
Asian Pay Television Trust	1,502,300	446,228
Grindrod Shipping Holdings, Ltd. (a)(c)	13,232	139,017
SIIC Environment Holdings, Ltd. (c)	1,142,560	351,944
Silverlake Axis, Ltd. (c)	926,100	356,584
		1,293,773
SOUTH AFRICA — 4.7%
Adcock Ingram Holdings, Ltd.	166,724	731,670
Advtech, Ltd.	469,399	535,967
AECI, Ltd.	91,779	708,117
African Rainbow Minerals, Ltd.	69,050	549,629
Alexander Forbes Group Holdings, Ltd.	849,944	357,806
ArcelorMittal South Africa, Ltd. (a)	274,850	42,512
Arrowhead Properties, Ltd. Class A, REIT	1,203,545	509,298
Ascendis Health, Ltd.	112,336	89,336
Astral Foods, Ltd.	1,944	40,483
Attacq, Ltd. (a)	495,879	616,853
Balwin Properties, Ltd.	268,776	97,853
Blue Label Telecoms, Ltd.	433,427	328,559
Cashbuild, Ltd. (c)	1,062	25,569
Coronation Fund Managers, Ltd.	204,096	868,278
Curro Holdings, Ltd. (a)(c)	193,951	413,196
DataTec, Ltd.	302,292	468,008
Dis-Chem Pharmacies, Ltd. (b)	108,359	206,895
Emira Property Fund, Ltd. REIT	653,033	683,228
EOH Holdings, Ltd.	109,618	258,964
Security Description	Shares	Value
Famous Brands, Ltd. (a)(c)	70,823	585,393
Grindrod, Ltd. (a)	514,385	352,024
Harmony Gold Mining Co., Ltd.	287,797	445,567
Hosken Consolidated Investments, Ltd.	98,413	1,004,145
JSE, Ltd.	108,193	1,279,647
KAP Industrial Holdings, Ltd.	1,341,934	733,321
Lewis Group, Ltd.	125,292	284,384
Montauk Holdings, Ltd.	1	7
Mpact, Ltd.	234,031	401,257
Murray & Roberts Holdings, Ltd.	368,376	470,607
Nampak, Ltd. (a)	535,451	612,558
Net 1 UEPS Technologies, Inc. (a)(c)	64,829	588,647
Northam Platinum, Ltd. (a)	346,517	927,332
Omnia Holdings, Ltd.	59,399	572,051
PPC, Ltd. (a)	1,390,414	733,439
Reunert, Ltd.	246,557	1,443,949
SA Corporate Real Estate, Ltd. REIT	2,804,775	894,254
Stadio Holdings, Ltd. (a)(c)	186,175	55,555
Sun International, Ltd. (a)	114,374	509,775
Super Group, Ltd. (a)	411,165	1,051,142
Tongaat Hulett, Ltd.	99,064	578,357
Trencor, Ltd.	104,722	259,011
Tsogo Sun Holdings, Ltd.	216,715	324,134
Vukile Property Fund, Ltd. REIT	684,920	972,443
Wilson Bayly Holmes-Ovcon, Ltd.	87,814	957,825
		23,569,045
TAIWAN — 31.4%
Ability Enterprise Co., Ltd.	334,141	179,737
AcBel Polytech, Inc.	901,000	560,013
Accton Technology Corp. (c)	456,341	1,320,146
Acer, Inc. (a)	2,343,000	1,913,531
A-DATA Technology Co., Ltd.	241,652	520,739
Adlink Technology, Inc.	167,625	297,440
Advanced Ceramic X Corp.	57,642	479,271
Advanced Wireless Semiconductor Co.	34,000	85,645
AGV Products Corp. (a)	1,828,414	469,570
Alpha Networks, Inc. (c)	446,513	317,071
Altek Corp.	209,516	276,253
AmTRAN Technology Co., Ltd.	904,717	409,502
Arcadyan Technology Corp.	208,172	503,215
Ardentec Corp.	104,000	115,125
Asia Optical Co., Inc.	208,540	642,956
Asia Polymer Corp.	878,028	505,416
ASPEED Technology, Inc.	17,000	445,512
Aten International Co., Ltd.	213,000	618,282
Basso Industry Corp.	110,800	236,584
BES Engineering Corp.	2,571,356	711,817
Bizlink Holding, Inc.	92,764	652,636
Capital Securities Corp.	2,057,730	762,660
Career Technology MFG. Co., Ltd.	387,060	795,994
Casetek Holdings, Ltd.	135,820	330,546
Cathay Real Estate Development Co., Ltd.	847,332	444,670

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Center Laboratories, Inc. (a)	289,527	676,134
Chang Wah Electromaterials, Inc.	76,419	330,856
Charoen Pokphand Enterprise	339,675	669,579
Cheng Loong Corp.	1,221,128	686,893
Cheng Uei Precision Industry Co., Ltd.	388,915	414,574
Chicony Electronics Co., Ltd.	469,310	1,057,500
Chilisin Electronics Corp.	119,000	696,705
China Bills Finance Corp.	960,394	452,028
China Chemical & Pharmaceutical Co., Ltd.	652,000	423,425
China Man-Made Fiber Corp. (a)	1,957,899	667,863
China Motor Corp.	781,000	726,220
China Petrochemical Development Corp. (a)	2,128,575	907,604
China Steel Chemical Corp.	173,000	845,466
China Synthetic Rubber Corp.	546,373	837,789
Chin-Poon Industrial Co., Ltd.	304,000	384,880
Chipbond Technology Corp.	685,000	1,422,192
Chong Hong Construction Co., Ltd.	263,275	812,574
Chroma ATE, Inc.	326,680	1,757,237
Chung Hung Steel Corp. (a)	720,239	298,835
Clevo Co.	522,265	587,556
CMC Magnetics Corp. (a)	1,211,788	357,712
Compeq Manufacturing Co., Ltd.	999,000	1,059,995
Coremax Corp.	6,000	24,993
Coretronic Corp.	451,652	630,329
CSBC Corp. Taiwan (a)	58,000	33,957
CTCI Corp. (c)	664,000	1,062,801
Cub Elecparts, Inc.	61,000	780,294
CyberTAN Technology, Inc.	508,210	300,874
Darfon Electronics Corp.	18,000	47,821
Darwin Precisions Corp.	376,576	354,485
D-Link Corp.	973,054	443,625
Dynapack International Technology Corp.	169,000	226,435
E Ink Holdings, Inc.	704,000	782,774
Elan Microelectronics Corp.	522,899	893,551
Elite Advanced Laser Corp.	6,000	20,368
Elite Material Co., Ltd.	279,782	732,296
Elite Semiconductor Memory Technology, Inc. (c)	298,674	394,790
eMemory Technology, Inc. (a)	73,000	914,640
Ennoconn Corp.	38,000	551,519
Epistar Corp. (a)(c)	919,572	1,150,653
Eternal Materials Co., Ltd.	1,030,659	941,465
Everlight Chemical Industrial Corp.	541,304	330,231
Everlight Electronics Co., Ltd.	626,503	789,075
Excelsior Medical Co., Ltd. (c)	164,403	272,850
Far Eastern Department Stores, Ltd.	851,490	545,997
Far Eastern International Bank	3,329,096	1,102,838
Faraday Technology Corp. (c)	273,385	536,216
Farglory Land Development Co., Ltd.	222,464	236,412
Feng Hsin Steel Co., Ltd.	461,270	885,065
Firich Enterprises Co., Ltd. (a)	192,792	368,024
Security Description	Shares	Value
FLEXium Interconnect, Inc.	272,099	838,916
Formosa Taffeta Co., Ltd.	951,000	1,040,256
Formosan Rubber Group, Inc.	345,610	164,368
Gamania Digital Entertainment Co., Ltd. (a)	38,000	96,345
Gemtek Technology Corp.	437,234	390,791
Genius Electronic Optical Co., Ltd. (a)	62,000	973,055
GeoVision, Inc.	180,631	198,177
Giant Manufacturing Co., Ltd.	206,000	871,607
Gigabyte Technology Co., Ltd.	471,000	1,041,225
Gigastorage Corp. (a)	391,114	135,979
Ginko International Co., Ltd.	39,000	318,514
Gintech Energy Corp. (a)	477,275	203,505
Global Unichip Corp. (c)	86,669	777,473
Gloria Material Technology Corp.	546,909	339,929
Goldsun Building Materials Co., Ltd. (a)	1,805,041	555,333
Gourmet Master Co., Ltd.	89,644	867,376
Grand Pacific Petrochemical	851,000	817,826
Grape King Bio, Ltd.	109,000	822,277
Great Wall Enterprise Co., Ltd.	855,867	1,143,926
HannStar Display Corp.	2,242,599	670,091
HannsTouch Solution, Inc. (a)	631,511	171,919
Hey Song Corp.	295,770	308,493
Highwealth Construction Corp.	745,730	1,106,787
Himax Technologies, Inc. ADR (c)	98,317	733,445
Ho Tung Chemical Corp. (a)	1,561,351	436,319
Holy Stone Enterprise Co., Ltd.	68,000	546,436
Hota Industrial Manufacturing Co., Ltd.	208,680	1,012,993
HTC Corp. (a)	557,000	1,039,517
Huaku Development Co., Ltd.	307,260	668,165
Huang Hsiang Construction Corp.	294,484	261,755
Ibase Technology, Inc.	350,817	562,670
Ichia Technologies, Inc. (a)	358,000	217,817
Iron Force Industrial Co., Ltd.	81,000	232,465
ITE Technology, Inc.	475,887	580,645
Jess-Link Products Co., Ltd.	193,230	177,458
Jih Sun Financial Holdings Co., Ltd.	1,836,422	549,327
KEE TAI Properties Co., Ltd.	972,076	358,688
Kenda Rubber Industrial Co., Ltd.	692,247	762,894
Kerry TJ Logistics Co., Ltd.	227,000	295,956
King Slide Works Co., Ltd.	60,000	847,205
King Yuan Electronics Co., Ltd.	1,172,656	1,067,327
Kingpak Technology, Inc.	6,000	39,162
King's Town Bank Co., Ltd.	1,129,000	1,210,893
Kinpo Electronics	1,832,371	597,999
Kinsus Interconnect Technology Corp.	314,030	538,687
Kuoyang Construction Co., Ltd. (a)	850,527	382,184
Land Mark Optoelectronics Corp.	20,000	186,628
LCY Chemical Corp.	712,862	1,102,430
Lextar Electronics Corp. (a)	46,000	28,817
Lien Hwa Industrial Corp.	756,000	936,058
Lingsen Precision Industries, Ltd.	784,694	317,857

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Lite-On Semiconductor Corp.	26,000	36,371
Long Chen Paper Co., Ltd.	605,000	515,932
Longwell Co. (c)	224,000	286,534
Lotes Co., Ltd.	73,000	470,489
Lumax International Corp., Ltd.	181,322	376,459
Lung Yen Life Service Corp.	190,000	380,143
Machvision, Inc.	10,000	142,677
Makalot Industrial Co., Ltd.	160,070	719,274
Masterlink Securities Corp.	1,520,329	536,056
Medigen Biotechnology Corp. (a)	193,000	206,366
Mercuries & Associates Holding, Ltd.	563,978	448,578
Merida Industry Co., Ltd.	204,000	1,020,385
Merry Electronics Co., Ltd.	161,000	702,330
Microbio Co., Ltd. (a)	511,723	339,879
Micro-Star International Co., Ltd.	578,000	1,785,841
MIN AIK Technology Co., Ltd.	200,800	138,966
Mirle Automation Corp.	297,331	419,346
Mitac Holdings Corp.	731,412	792,862
Motech Industries, Inc. (a)	438,728	221,605
Nan Kang Rubber Tire Co., Ltd.	811,204	714,395
Nantex Industry Co., Ltd.	670,004	624,108
Neo Solar Power Corp. (a)	982,758	325,561
OBI Pharma, Inc. (a)	119,000	608,885
On-Bright Electronics, Inc.	4,000	37,260
OptoTech Corp.	45,000	43,393
Oriental Union Chemical Corp.	701,500	756,985
Pan Jit International, Inc.	86,000	160,782
Pan-International Industrial Corp.	491,539	346,625
Parade Technologies, Ltd.	63,000	1,057,973
PChome Online, Inc.	85,670	361,074
PharmaEngine, Inc.	104,197	490,423
Phytohealth Corp. (a)	452,511	338,398
Pixart Imaging, Inc.	106,060	396,571
Polaris Group/Tw (a)	48,000	85,268
Poya International Co., Ltd.	46,300	498,103
President Securities Corp. (a)	1,336,943	651,183
Primax Electronics, Ltd.	405,000	820,932
Prince Housing & Development Corp.	1,786,996	650,595
Promate Electronic Co., Ltd.	375,000	349,312
Qisda Corp.	1,434,641	1,011,686
Radiant Opto-Electronics Corp.	474,331	949,020
Radium Life Tech Co., Ltd. (a)	938,810	344,873
Realtek Semiconductor Corp.	440,053	1,602,108
Ritek Corp. (a)	1,700,045	816,887
Ruentex Development Co., Ltd. (a)	788,000	909,773
Ruentex Industries, Ltd. (a)	520,000	1,060,859
Sampo Corp.	845,527	378,551
Sanyang Motor Co., Ltd.	812,945	582,608
ScinoPharm Taiwan, Ltd.	499,500	530,817
SDI Corp.	54,000	149,309
Senao International Co., Ltd.	164,911	270,177
Sercomm Corp.	235,000	546,485
Shin Kong No.1 REIT	459,000	221,758
Shinkong Insurance Co., Ltd.	397,841	463,235
Shinkong Synthetic Fibers Corp.	2,316,796	892,873
Security Description	Shares	Value
ShunSin Technology Holding, Ltd.	5,000	25,337
Shuttle, Inc.	73,000	40,105
Sigurd Microelectronics Corp.	744,694	926,944
Silicon Integrated Systems Corp. (a)	918,299	385,530
Silicon Motion Technology Corp. ADR	30,655	1,621,343
Simplo Technology Co., Ltd.	115,277	676,799
Sinbon Electronics Co., Ltd.	334,444	913,760
Sinmag Equipment Corp.	72,726	363,767
Sino-American Silicon Products, Inc. (a)	425,058	1,714,815
Sinon Corp.	844,662	477,899
Sinphar Pharmaceutical Co., Ltd.	415,879	298,727
Sinyi Realty, Inc.	659,828	761,794
Soft-World International Corp.	101,848	259,894
Solartech Energy Corp. (a)	426,207	150,976
St Shine Optical Co., Ltd.	37,000	847,073
Sunny Friend Environmental Technology Co., Ltd.	12,000	84,622
Sunonwealth Electric Machine Industry Co., Ltd.	20,000	28,339
Swancor Holding Co., Ltd. (a)	26,000	76,068
Synnex Technology International Corp.	1,077,000	1,624,941
Systex Corp.	293,000	633,311
TA Chen Stainless Pipe	149,000	177,157
TA-I Technology Co., Ltd.	60,000	235,171
Taichung Commercial Bank Co., Ltd.	2,661,405	912,202
Taiflex Scientific Co., Ltd.	313,699	433,171
Taimide Tech, Inc.	31,000	84,901
Tainan Enterprises Co., Ltd.	316,000	211,955
Tainan Spinning Co., Ltd.	1,624,105	716,474
Taisun Enterprise Co., Ltd. (a)	740,549	452,998
Taiwan Business Bank	4,282,648	1,321,801
Taiwan Cogeneration Corp.	709,469	632,945
Taiwan Fertilizer Co., Ltd.	658,000	903,203
Taiwan Glass Industry Corp. (a)	944,000	532,555
Taiwan Hon Chuan Enterprise Co., Ltd.	404,218	711,957
Taiwan Land Development Corp. (a)	869,781	257,324
Taiwan Paiho, Ltd. (c)	214,000	450,622
Taiwan Secom Co., Ltd.	315,961	928,550
Taiwan Semiconductor Co., Ltd.	58,000	164,364
Taiwan Surface Mounting Technology Corp.	562,308	503,502
Taiwan Union Technology Corp.	224,000	789,806
Taiyen Biotech Co., Ltd.	386,979	377,605
Tatung Co., Ltd. (a)(c)	1,658,691	1,474,344
TCI Co., Ltd.	23,000	355,314
Teco Electric and Machinery Co., Ltd.	1,773,000	1,331,705
Test Rite International Co., Ltd.	496,896	374,035
Thye Ming Industrial Co., Ltd.	288,218	371,989
Ton Yi Industrial Corp.	725,000	298,432
Tong Hsing Electronic Industries, Ltd.	141,327	491,355

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Tong Yang Industry Co., Ltd.	412,872	635,792
Topco Scientific Co., Ltd.	299,299	784,361
TPK Holding Co., Ltd. (a)	229,000	483,710
Transcend Information, Inc.	206,484	572,955
Tripod Technology Corp.	427,353	1,174,613
TSRC Corp.	691,028	743,419
TTY Biopharm Co., Ltd.	222,436	711,334
Tung Ho Steel Enterprise Corp.	677,258	499,805
Tung Thih Electronic Co., Ltd.	38,893	135,220
TXC Corp.	470,120	588,257
U-Ming Marine Transport Corp.	437,000	480,165
Unimicron Technology Corp.	1,221,000	652,781
Unitech Printed Circuit Board Corp. (a)	162,000	109,989
Unity Opto Technology Co., Ltd. (a)	701,307	281,779
Unizyx Holding Corp.	526,694	243,580
UPC Technology Corp.	899,536	604,834
USI Corp.	1,512,344	701,893
Visual Photonics Epitaxy Co., Ltd. (c)	197,371	744,466
Voltronic Power Technology Corp.	42,000	717,713
Wafer Works Corp. (a)(c)	491,418	1,004,160
Walsin Lihwa Corp.	2,525,000	1,714,335
Walsin Technology Corp. (c)	246,000	3,364,613
Wan Hai Lines, Ltd.	1,064,320	589,960
Waterland Financial Holdings Co., Ltd.	2,228,547	785,768
Wei Chuan Foods Corp. (a)	618,899	489,216
Wistron NeWeb Corp.	268,872	641,127
WT Microelectronics Co., Ltd.	486,090	708,684
WUS Printed Circuit Co., Ltd.	360,750	189,909
XinTec, Inc. (a)	80,000	159,536
Yang Ming Marine Transport Corp. (a)	627,970	185,373
Yeong Guan Energy Technology Group Co., Ltd.	92,000	176,526
YFY, Inc. (a)	1,778,941	703,093
Yieh Phui Enterprise Co., Ltd.	1,223,079	415,201
Yulon Finance Corp	220,000	855,076
Yungtay Engineering Co., Ltd.	397,000	630,231
Zenitron Corp.	421,348	345,497
Zhen Ding Technology Holding, Ltd.	452,000	999,223
Zinwell Corp.	524,674	430,223
		156,819,127
THAILAND — 5.2%
Bangkok Chain Hospital PCL NVDR	1,897,100	876,113
Bangkok Land PCL NVDR	14,742,800	827,697
Beauty Community PCL (e)	2,364,000	870,534
BEC World PCL NVDR	1,045,100	247,632
Carabao Group PCL Class F (e)	421,862	598,476
Central Plaza Hotel PCL NVDR	796,902	1,034,313
Chularat Hospital PCL NVDR	7,520,900	472,185
CPN Retail Growth Leasehold REIT (e)	1,380,500	975,059
Dynasty Ceramic PCL NVDR	3,863,520	258,890
Security Description	Shares	Value
Esso Thailand PCL NVDR	1,418,267	496,586
GFPT PCL (e)	296,400	107,359
Global Power Synergy PCL NVDR	84,200	175,999
Group Lease PCL NVDR	776,579	123,062
Gunkul Engineering PCL NVDR	6,295,970	516,904
Hana Microelectronics PCL (e)	783,857	780,781
Ichitan Group PCL NVDR	1,473,900	207,316
Inter Far East Energy Corp. NVDR (a)(d)	283,900	—
International Engineering PCL (a)(d)	127,711,868	—
Jasmine International PCL NVDR	2,808,525	366,219
KCE Electronics PCL NVDR	773,500	887,202
Kiatnakin Bank PCL NVDR	496,100	1,014,512
Krungthai Card PCL (e)	45,600	484,491
LPN Development PCL NVDR	881,200	265,983
Major Cineplex Group PCL NVDR	1,044,000	775,201
MK Restaurants Group PCL NVDR	439,831	975,780
Origin Property PCL NVDR	142,600	70,590
Precious Shipping PCL (a)(e)	599,000	200,691
Pruksa Holding PCL NVDR	1,314,431	753,824
PTG Energy PCL NVDR	775,200	336,942
Robinson PCL NVDR	628,900	1,063,037
RS PCL (a)(e)	56,800	25,374
Siam Global House PCL NVDR	1,804,276	904,044
Sino-Thai Engineering & Construction PCL NVDR (a)	1,256,400	686,412
Sri Trang Agro-Industry PCL NVDR	988,380	296,842
Srisawad Corp. PCL NVDR	749,282	667,184
Supalai PCL NVDR (a)	1,046,300	742,169
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,817,200	970,855
Thai Airways International PCL NVDR (a)	868,400	330,270
Thai Vegetable Oil PCL NVDR	456,800	365,385
Thaicom PCL NVDR	682,000	144,099
Thonburi Healthcare Group PCL NVDR	97,800	92,250
Thoresen Thai Agencies PCL (e)	3,103,706	594,885
Tipco Asphalt PCL NVDR	938,100	387,925
Tisco Financial Group PCL (e)	314,103	796,398
TOA Paint Thailand PCL NVDR	81,100	93,021
TPI Polene PCL (e)	1,014,000	51,419
TPI Polene Power PCL NVDR	4,362,000	724,147
TTW PCL (e)	1,670,600	589,979
VGI Global Media PCL NVDR	3,883,512	902,597
WHA Corp. PCL NVDR	9,673,130	1,068,628
		26,197,261
TURKEY — 1.3%
Afyon Cimento Sanayi TAS (a)	306,402	395,275
AKIS Gayrimenkul Yatirimi A/S REIT	320,176	183,109

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Albaraka Turk Katilim Bankasi A/S	1,657,691	492,111
Aygaz A/S (c)	123,209	293,957
Bera Holding A/S (a)	205,052	89,519
Dogan Sirketler Grubu Holding A/S (a)(c)	1,008,666	213,570
Ihlas Holding A/S (a)	1,108,809	101,654
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	1,130,160	1,087,926
Koza Altin Isletmeleri A/S (a)	67,857	629,512
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	181,053	249,377
Migros Ticaret A/S (a)	121,590	545,154
NET Holding A/S (a)	282,844	121,011
Pegasus Hava Tasimaciligi A/S (a)	41,503	223,043
Tekfen Holding A/S	251,566	952,735
Torunlar Gayrimenkul Yatirim Ortakligi A/S REIT	405,726	241,778
Turkiye Sinai Kalkinma Bankasi A/S	2,192,478	464,224
Yazicilar Holding A/S Class A	93,145	434,292
		6,718,247
UNITED ARAB EMIRATES — 0.7%
Air Arabia PJSC	1,782,712	475,144
Ajman Bank PJSC	575,932	150,523
Al Waha Capital PJSC	1,078,999	511,130
Arabtec Holding PJSC	764,967	397,775
Dana Gas PJSC	2,919,069	826,493
DXB Entertainments PJSC (a)	2,752,875	248,071
Eshraq Properties Co. PJSC (a)	1,652,316	269,902
RAK Properties PJSC	2,655,113	462,620
		3,341,658
UNITED KINGDOM — 0.0% (f)
Pan African Resources PLC	1,233,766	121,520
UNITED STATES — 0.2%
IntelliEPI, Inc.	6,000	15,999
Luxoft Holding, Inc. (a)	24,734	911,448
Navios Maritime Acquisition Corp. (c)	33,400	20,374
		947,821
TOTAL COMMON STOCKS (Cost $563,126,122)		496,765,119

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Datasonic Group Bhd (expiring 7/5/23) (a) (e)	565,200	—
THAILAND — 0.0% (f)
International Engineering PCL (expiring 5/22/19) (a) (d)	13,635,806	—
TOTAL WARRANTS (Cost $0)		0
Security Description	Shares	Value
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Oi SA (expiring 7/16/18) (a)	485,232	1,261
CHINA — 0.0% (f)
Renhe Commercial Holdings Co., Ltd. (expiring 7/10/18) (a)	2,235,000	2,849
SOUTH AFRICA — 0.0% (f)
AVENG, Ltd. (a) (e)	3	—
TOTAL RIGHTS (Cost $0)		4,110
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (h) (i)	607,324	$ 607,324
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	14,227,729	14,227,729
TOTAL SHORT-TERM INVESTMENTS (Cost $14,835,053)		14,835,053
TOTAL INVESTMENTS — 102.4% (Cost $577,961,175)		511,604,282
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(12,167,649)
NET ASSETS — 100.0%		$ 499,436,633

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of June 30, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the security is $318,873, representing 0.1% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of June 30, 2018, total aggregate fair value of securities is $7,966,355 representing 1.6% of net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2018.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

ADR	= American Depositary Receipt
CPO	= Certificate of Ordinary Participation
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIC	= Real Estate Investment Company
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 17,894,484	$ —	$ —	$ 17,894,484
Chile	6,781,343	—	—	6,781,343
China	77,157,500	550,776	196,536	77,904,812
Colombia	147,805	—	—	147,805
Czech Republic	2,014,879	—	—	2,014,879
Egypt	5,806,336	—	—	5,806,336
Greece	4,216,345	139,069	—	4,355,414
Hong Kong	15,297,877	52,309	122,337	15,472,523
Hungary	749,739	—	—	749,739
India	65,081,438	1,148,755	0(a)	66,230,193
Indonesia	14,817,246	—	—	14,817,246
Malaysia	24,648,609	—	—	24,648,609
Mexico	9,556,049	—	—	9,556,049
Monaco	1,448,040	—	—	1,448,040
Pakistan	6,432,570	—	—	6,432,570
Peru	2,825,480	—	—	2,825,480
Philippines	5,598,274	—	—	5,598,274
Poland	8,091,262	—	—	8,091,262
Qatar	2,750,774	—	—	2,750,774
Russia	4,230,835	—	—	4,230,835
Singapore	1,293,773	—	—	1,293,773
South Africa	23,569,045	—	—	23,569,045
Taiwan	156,819,127	—	—	156,819,127
Thailand	20,121,815	6,075,446	0(a)	26,197,261
Turkey	6,718,247	—	—	6,718,247
United Arab Emirates	3,341,658	—	—	3,341,658
United Kingdom	121,520	—	—	121,520
United States	947,821	—	—	947,821
Warrants
Malaysia	—	0(b)	—	0
Thailand	—	—	0(a)	0
Rights
Brazil	1,261	—	—	1,261
China	2,849	—	—	2,849
South Africa	—	0(b)	—	0
Short-Term Investments	14,835,053	—	—	14,835,053
TOTAL INVESTMENTS	$503,319,054	$7,966,355	$318,873	$511,604,282

(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2018.
(b)	Fund held a Level 2 security that was valued at $0 at June 30, 2018.
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	379,285	$ 379,285	$32,630,281	$32,402,242	$—	$—	607,324	$ 607,324	$ 10,257	$—
State Street Navigator Securities Lending Government Money Market Portfolio	16,261,252	16,261,252	62,237,852	64,271,375	—	—	14,227,729	14,227,729	606,035	—
Total		$16,640,537	$94,868,133	$96,673,617	$—	$—		$14,835,053	$616,292	$—
See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 4.6%
BGP Holdings PLC (a)(b)	1,313,937	—
BWP Trust REIT	1,009,492	2,424,055
Charter Hall Retail REIT	691,902	2,141,977
Dexus REIT	2,050,547	14,711,100
Goodman Group REIT	3,258,848	23,163,029
GPT Group REIT	3,646,364	13,632,224
Investa Office Fund REIT	1,005,677	3,886,121
Scentre Group REIT	10,828,974	35,124,327
Vicinity Centres REIT	6,527,598	12,491,349
		107,574,182
AUSTRIA — 0.4%
CA Immobilien Anlagen AG	148,081	4,934,339
IMMOFINANZ AG (b)	196,585	4,682,272
		9,616,611
BELGIUM — 0.2%
Cofinimmo SA REIT	42,824	5,279,914
BRAZIL — 0.2%
BR Malls Participacoes SA	1,783,921	4,497,592
CANADA — 1.2%
Artis Real Estate Investment Trust	150,476	1,499,670
Boardwalk Real Estate Investment Trust	46,879	1,627,553
Canadian Apartment Properties REIT	141,517	4,586,164
Dream Office Real Estate Investment Trust	55,136	982,049
First Capital Realty, Inc. (c)	332,315	5,219,224
H&R Real Estate Investment Trust	286,188	4,377,287
RioCan Real Estate Investment Trust	314,841	5,780,083
SmartCentres Real Estate Investment Trust	137,394	3,188,748
		27,260,778
FRANCE — 4.5%
Covivio REIT	109,450	11,385,947
Gecina SA REIT	97,813	16,365,092
Klepierre SA REIT	421,646	15,876,449
Mercialys SA REIT	115,882	2,017,294
Unibail-Rodamco-Westfield (b)(d)	1,672,120	18,123,987
Unibail-Rodamco-Westfield (c)(d)	190,822	42,007,869
		105,776,638
GERMANY — 2.7%
alstria office REIT-AG	294,124	4,419,617
Deutsche EuroShop AG	102,447	3,619,460
Deutsche Wohnen SE	721,314	34,865,860
Grand City Properties SA	213,648	5,547,653
LEG Immobilien AG	127,526	13,858,965
		62,311,555
Security Description	Shares	Value
HONG KONG — 3.2%
Champion REIT	4,224,462	2,805,377
Hang Lung Properties, Ltd.	4,138,018	8,534,008
Hongkong Land Holdings, Ltd.	2,396,000	17,131,400
Hysan Development Co., Ltd.	1,047,731	5,849,329
Link REIT	4,373,682	39,943,447
		74,263,561
JAPAN — 11.2%
Activia Properties, Inc. REIT	1,412	6,475,836
Advance Residence Investment Corp. REIT	2,716	6,958,884
Aeon Mall Co., Ltd.	228,600	4,107,019
AEON REIT Investment Corp.	3,031	3,494,413
Daiwa House REIT Investment Corp.	3,536	8,392,673
Daiwa Office Investment Corp.	642	3,686,291
Frontier Real Estate Investment Corp.	1,008	4,049,655
Fukuoka REIT Corp.	1,711	2,712,514
GLP J - REIT	6,919	7,345,952
Heiwa Real Estate Co., Ltd.	71,700	1,278,450
Hoshino Resorts REIT, Inc.	437	2,268,542
Hulic Co., Ltd.	984,500	10,514,725
Hulic Reit, Inc.	2,002	3,101,550
Industrial & Infrastructure Fund Investment Corp. REIT	3,537	3,940,467
Invincible Investment Corp. REIT	8,742	3,938,300
Japan Excellent, Inc.	2,759	3,554,456
Japan Hotel REIT Investment Corp.	8,116	6,081,596
Japan Logistics Fund, Inc. REIT	1,862	3,794,099
Japan Prime Realty Investment Corp. REIT (c)	1,863	6,769,805
Japan Real Estate Investment Corp. REIT	2,801	14,818,634
Japan Rental Housing Investments, Inc.	3,438	2,765,547
Japan Retail Fund Investment Corp. REIT	5,312	9,572,294
Kenedix Office Investment Corp. REIT	852	5,292,069
Kenedix Residential Next Investment Corp.	1,681	2,510,156
Kenedix Retail REIT Corp.	1,071	2,366,033
Leopalace21 Corp.	507,400	2,780,588
MCUBS MidCity Investment Corp.	3,453	2,584,334
Mitsui Fudosan Co., Ltd.	2,014,000	48,620,376
Mori Hills REIT Investment Corp.	3,024	3,879,478
Mori Trust Sogo REIT, Inc.	2,022	2,897,047
Nippon Building Fund, Inc. REIT (c)	2,864	16,522,331
Nippon Prologis REIT, Inc.	4,447	9,226,024
Nomura Real Estate Master Fund, Inc.	8,735	12,325,920
NTT Urban Development Corp.	223,200	2,397,942

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Orix JREIT, Inc. REIT	5,569	8,894,110
Premier Investment Corp.	2,718	2,758,120
Tokyu Fudosan Holdings Corp.	1,043,000	7,363,572
Tokyu REIT, Inc.	2,063	2,775,128
United Urban Investment Corp. REIT	6,189	9,604,921
Unizo Holdings Co., Ltd.	58,300	1,086,891
		263,506,742
MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	6,677,751	9,797,964
NETHERLANDS — 0.3%
Eurocommercial Properties NV	100,253	4,255,954
Wereldhave NV (c)	84,965	3,339,103
		7,595,057
PHILIPPINES — 0.7%
SM Prime Holdings, Inc.	23,478,800	15,816,047
ROMANIA — 0.4%
NEPI Rockcastle PLC	1,173,396	10,483,836
SINGAPORE — 2.6%
Ascendas Real Estate Investment Trust	4,873,020	9,435,110
CapitaLand Commercial Trust	5,407,008	6,582,789
CapitaLand Mall Trust REIT	5,473,204	8,309,155
CapitaLand, Ltd.	5,115,151	11,854,695
Keppel REIT (c)	3,785,712	3,054,113
Mapletree Commercial Trust REIT	3,984,100	4,587,486
Mapletree Industrial Trust	2,479,300	3,509,387
Mapletree Logistics Trust (c)	4,143,773	3,738,057
Mapletree North Asia Commercial Trust (c)	4,323,000	3,614,390
Suntec Real Estate Investment Trust	4,533,895	5,752,577
		60,437,759
SOUTH AFRICA — 1.0%
Growthpoint Properties, Ltd. REIT	5,734,027	11,165,795
Hyprop Investments, Ltd.	519,588	3,879,590
Redefine Properties, Ltd. REIT	10,837,082	8,294,099
		23,339,484
SPAIN — 0.7%
Inmobiliaria Colonial Socimi SA REIT (c)	653,342	7,219,994
Martinsa Fadesa SA (a)(b)	178	—
Merlin Properties Socimi SA REIT	677,052	9,845,583
		17,065,577
SWEDEN — 0.8%
Castellum AB	554,520	8,997,158
Fabege AB	570,137	6,811,563
Kungsleden AB	392,652	2,712,486
		18,521,207
Security Description	Shares	Value
SWITZERLAND — 0.9%
PSP Swiss Property AG	81,883	7,586,722
Swiss Prime Site AG (b)	145,228	13,331,520
		20,918,242
THAILAND — 0.2%
Central Pattana PCL NVDR	2,775,500	5,843,378
UNITED KINGDOM — 4.8%
British Land Co. PLC REIT	2,020,039	17,927,289
Capital & Counties Properties PLC	1,525,148	5,785,008
Derwent London PLC	224,930	9,223,700
Grainger PLC	871,393	3,543,408
Great Portland Estates PLC REIT	570,534	5,381,202
Hammerson PLC REIT	1,610,796	11,113,895
Intu Properties PLC REIT (c)	1,768,967	4,208,534
Land Securities Group PLC REIT	1,527,094	19,292,508
Segro PLC REIT	2,051,473	18,130,420
Shaftesbury PLC	498,280	6,154,228
Tritax Big Box REIT PLC	2,986,768	6,147,577
UNITE Group PLC REIT	533,166	6,060,688
		112,968,457
UNITED STATES — 58.4%
Acadia Realty Trust REIT	165,114	4,519,170
Alexandria Real Estate Equities, Inc. REIT	209,426	26,423,278
American Assets Trust, Inc. REIT	86,831	3,324,759
American Campus Communities, Inc. REIT	277,568	11,902,116
American Homes 4 Rent Class A, REIT	526,153	11,670,074
Apartment Investment & Management Co. Class A, REIT	319,644	13,520,941
Apple Hospitality REIT, Inc.	436,621	7,806,784
Ashford Hospitality Trust, Inc. REIT	191,048	1,547,489
AvalonBay Communities, Inc. REIT	281,198	48,335,124
Boston Properties, Inc. REIT	313,934	39,373,602
Braemar Hotels & Resorts, Inc. REIT	71,486	816,370
Brandywine Realty Trust REIT	367,194	6,198,235
Brixmor Property Group, Inc. REIT	614,868	10,717,149
Camden Property Trust REIT	188,520	17,179,828
CBL & Associates Properties, Inc. REIT (c)	357,633	1,992,016
Cedar Realty Trust, Inc. REIT	159,865	754,563
Chatham Lodging Trust REIT	96,715	2,052,292
Chesapeake Lodging Trust REIT	125,808	3,980,565
Columbia Property Trust, Inc. REIT	240,180	5,454,488
Corporate Office Properties Trust REIT	211,428	6,129,298

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Cousins Properties, Inc. REIT	852,625	8,261,936
CubeSmart REIT	370,137	11,925,814
DCT Industrial Trust, Inc. REIT	191,248	12,761,979
DDR Corp. REIT	310,388	5,555,945
DiamondRock Hospitality Co. REIT	406,055	4,986,355
Digital Realty Trust, Inc. REIT	418,929	46,744,098
Douglas Emmett, Inc. REIT	324,439	13,035,959
Duke Realty Corp. REIT	725,761	21,068,842
Easterly Government Properties, Inc. REIT	115,309	2,278,506
EastGroup Properties, Inc. REIT	70,873	6,772,624
Education Realty Trust, Inc. REIT	153,595	6,374,193
Equity Commonwealth REIT (b)	246,315	7,758,923
Equity LifeStyle Properties, Inc. REIT	180,298	16,569,386
Equity Residential REIT	749,060	47,707,631
Essex Property Trust, Inc. REIT	134,262	32,098,016
Extra Space Storage, Inc. REIT	256,472	25,598,470
Federal Realty Investment Trust REIT	148,835	18,835,069
First Industrial Realty Trust, Inc. REIT	250,735	8,359,505
Forest City Realty Trust, Inc. Class A, REIT	542,514	12,374,744
Franklin Street Properties Corp. REIT	223,783	1,915,582
GGP, Inc. REIT	1,286,235	26,277,781
HCP, Inc. REIT	955,118	24,661,147
Healthcare Realty Trust, Inc. REIT	253,891	7,383,150
Hersha Hospitality Trust REIT	79,896	1,713,769
Highwoods Properties, Inc. REIT	209,946	10,650,561
Hospitality Properties Trust REIT	333,643	9,545,526
Host Hotels & Resorts, Inc. REIT	1,507,691	31,767,049
Hudson Pacific Properties, Inc. REIT	318,223	11,274,641
Independence Realty Trust, Inc. REIT	178,980	1,845,284
Invitation Homes, Inc. REIT	581,441	13,408,029
JBG SMITH Properties REIT	188,994	6,892,611
Kilroy Realty Corp. REIT	200,873	15,194,034
Kimco Realty Corp. REIT	863,267	14,666,906
Kite Realty Group Trust REIT	176,960	3,022,477
LaSalle Hotel Properties REIT	223,946	7,665,672
Liberty Property Trust REIT	300,174	13,306,713
Life Storage, Inc. REIT	94,427	9,188,691
LTC Properties, Inc. REIT	83,435	3,566,012
Macerich Co. REIT	220,481	12,529,935
Mack-Cali Realty Corp. REIT	182,118	3,693,353
Mid-America Apartment Communities, Inc. REIT	231,327	23,287,689
National Storage Affiliates Trust REIT	106,612	3,285,782
Security Description	Shares	Value
NorthStar Realty Europe Corp. REIT	104,385	1,512,539
Paramount Group, Inc. REIT	414,362	6,381,175
Park Hotels & Resorts, Inc. REIT	408,462	12,511,191
Pebblebrook Hotel Trust REIT	139,905	5,428,314
Pennsylvania Real Estate Investment Trust (c)	144,734	1,590,627
Piedmont Office Realty Trust, Inc. Class A, REIT	259,547	5,172,772
Prologis, Inc. REIT	1,084,899	71,267,015
PS Business Parks, Inc. REIT	40,390	5,190,115
Public Storage REIT	304,875	69,163,943
QTS Realty Trust, Inc. Class A, REIT	105,588	4,170,726
Quality Care Properties, Inc. REIT (b)	190,547	4,098,666
Ramco-Gershenson Properties Trust REIT	165,411	2,185,079
Regency Centers Corp. REIT	299,573	18,597,492
Retail Opportunity Investments Corp. REIT	235,179	4,506,030
Retail Properties of America, Inc. Class A, REIT	444,739	5,683,764
Rexford Industrial Realty, Inc. REIT	163,029	5,117,480
RLJ Lodging Trust REIT	355,464	7,837,981
Ryman Hospitality Properties, Inc. REIT	104,063	8,652,838
Saul Centers, Inc. REIT	26,040	1,395,223
Senior Housing Properties Trust REIT	482,200	8,722,998
Seritage Growth Properties Class A, REIT (c)	54,436	2,309,720
Simon Property Group, Inc. REIT	630,167	107,248,122
SL Green Realty Corp. REIT	179,753	18,070,569
Summit Hotel Properties, Inc. REIT	220,269	3,152,049
Sun Communities, Inc. REIT	162,762	15,931,145
Sunstone Hotel Investors, Inc. REIT	457,605	7,605,395
Tanger Factory Outlet Centers, Inc. REIT (c)	190,995	4,486,473
Taubman Centers, Inc. REIT	123,693	7,268,201
Tier REIT, Inc.	99,553	2,367,370
UDR, Inc. REIT	543,994	20,421,535
Universal Health Realty Income Trust REIT	26,493	1,695,022
Urban Edge Properties REIT	214,484	4,905,249
Ventas, Inc. REIT	724,769	41,275,595
Vornado Realty Trust REIT	351,883	26,011,191
Washington Prime Group, Inc. REIT (c)	393,105	3,188,082
Washington Real Estate Investment Trust	159,145	4,826,868
Weingarten Realty Investors REIT	241,731	7,447,732
Welltower, Inc. REIT	756,661	47,435,078

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	216,417	5,271,918
		1,369,611,812
TOTAL COMMON STOCKS (Cost $2,242,133,956)		2,332,486,393

SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.86% (e) (f)	3,289,500	$ 3,289,500
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	77,924,069	77,924,069
TOTAL SHORT-TERM INVESTMENTS (Cost $81,213,569)		81,213,569
TOTAL INVESTMENTS — 102.9% (Cost $2,323,347,525)		2,413,699,962
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(67,368,242)
NET ASSETS — 100.0%		$ 2,346,331,720

(a)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2018, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2018.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2018.
(g)	Investment of cash collateral for securities loaned.

NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 107,574,182	$—	$ 0(a)	$ 107,574,182
Austria	9,616,611	—	—	9,616,611
Belgium	5,279,914	—	—	5,279,914
Brazil	4,497,592	—	—	4,497,592
Canada	27,260,778	—	—	27,260,778
France	105,776,638	—	—	105,776,638
Germany	62,311,555	—	—	62,311,555
Hong Kong	74,263,561	—	—	74,263,561
Japan	263,506,742	—	—	263,506,742
Mexico	9,797,964	—	—	9,797,964
Netherlands	7,595,057	—	—	7,595,057
Philippines	15,816,047	—	—	15,816,047
Romania	10,483,836	—	—	10,483,836
Singapore	60,437,759	—	—	60,437,759
South Africa	23,339,484	—	—	23,339,484
Spain	17,065,577	—	0(a)	17,065,577
Sweden	18,521,207	—	—	18,521,207
Switzerland	20,918,242	—	—	20,918,242
Thailand	5,843,378	—	—	5,843,378
United Kingdom	112,968,457	—	—	112,968,457
United States	1,369,611,812	—	—	1,369,611,812
Short-Term Investments	81,213,569	—	—	81,213,569
TOTAL INVESTMENTS	$2,413,699,962	$—	$—	$2,413,699,962

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF SCHEDULE OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2018.
Affiliate Table
	Number of Shares Held at 9/30/17	Value at 9/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/18	Value at 6/30/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,970,115	$ 3,970,115	$180,274,592	$180,955,207	$—	$—	3,289,499	$ 3,289,500	$ 50,012	$—
State Street Navigator Securities Lending Government Money Market Portfolio	22,923,440	22,923,440	434,044,720	379,044,091	—	—	77,924,069	77,924,069	245,239	—
Total		$26,893,555	$614,319,312	$559,999,298	$—	$—		$81,213,569	$295,251	$—
See accompanying notes to schedule of investments.

NOTES TO Schedules OF INVESTMENTS
June 30, 2018 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2018, is disclosed in each Fund’s respective Schedule of Investments.

NOTES TO Schedules OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The SPDR MSCI China A Shares IMI ETF had transfers of securities from Level 1 to Level 2 during the period ended June 30, 2018 in the amounts of $66,449 as securities were halted and fair valued. At June 30, 2018, these investments were valued using alternative valuation procedures under the valuation policy and procedures adopted by the Board. At September 30, 2017, these investments were valued at exchange closing prices in accordance with the Fund’s valuation policy.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by a/ the Fund / Portfolio as an unrealized gain or loss. When the contract is closed, a/ the Fund/ Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, a Fund give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2018, are disclosed in the Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of June 30, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR STOXX Europe 50 ETF	$ 225,644,338	$ 9,152,064	$ 29,479,540	$ (20,327,476)
SPDR EURO STOXX 50 ETF	3,812,693,389	279,020,840	413,029,802	(134,008,962)
SPDR EURO STOXX Small Cap ETF	41,038,911	2,207,910	2,812,721	(604,811)

NOTES TO Schedules OF INVESTMENTS  (continued)
June 30, 2018 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Emerging Asia Pacific ETF	$ 423,698,205	$130,616,608	$ 61,132,165	$ 69,484,443
SPDR S&P China ETF	930,227,405	357,577,148	147,509,617	210,067,531
SPDR MSCI China A Shares IMI ETF	2,356,335	277,478	663,064	(385,586)
SPDR Portfolio Emerging Markets ETF	1,697,767,639	89,437,465	174,942,233	(85,504,768)
SPDR S&P Emerging Markets Dividend ETF	447,610,861	30,328,536	32,309,557	(1,981,021)
SPDR Portfolio Developed World ex-US ETF	2,765,814,492	180,966,201	183,770,013	(2,803,812)
SPDR S&P International Small Cap ETF	910,106,358	149,521,672	106,760,896	42,760,776
SPDR Dow Jones International Real Estate ETF	3,526,029,724	351,984,601	354,539,141	(2,554,540)
SPDR S&P Global Infrastructure ETF	226,060,891	16,028,741	13,167,799	2,860,942
SPDR S&P Global Natural Resources ETF	1,412,750,469	190,797,650	40,157,706	150,639,944
SPDR S&P North American Natural Resources ETF	597,244,091	141,068,250	4,695,527	136,372,723
SPDR MSCI ACWI ex-US ETF	1,509,474,571	203,673,212	142,602,425	61,070,787
SPDR MSCI ACWI IMI ETF	88,519,965	17,865,626	5,077,730	12,787,896
SPDR MSCI ACWI Low Carbon Target ETF	133,479,631	31,973,071	5,491,733	26,481,338
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	71,001,088	4,981,772	2,610,906	2,370,866
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	24,548,023	2,294,594	1,214,980	1,079,614
SPDR MSCI EAFE StrategicFactorsSM ETF	250,170,999	15,758,639	11,612,677	4,145,962
SPDR MSCI Emerging Markets StrategicFactorsSM ETF	274,064,572	34,129,893	16,503,512	17,626,381
SPDR MSCI World StrategicFactorsSM ETF	28,742,282	2,029,455	865,414	1,164,041
SPDR MSCI Canada StrategicFactorsSM ETF	38,613,633	4,569,843	761,605	3,808,238
SPDR MSCI Germany StrategicFactorsSM ETF	9,259,455	332,961	770,439	(437,478)
SPDR MSCI Japan StrategicFactorsSM ETF	24,529,806	495,501	1,315,535	(820,034)
SPDR MSCI United Kingdom StrategicFactorsSM ETF	13,681,609	248,185	764,901	(516,716)
SPDR S&P Global Dividend ETF	212,118,496	8,787,080	14,659,175	(5,872,095)
SPDR S&P International Dividend ETF	967,001,860	45,964,674	70,131,940	(24,167,266)
SPDR S&P Emerging Markets Small Cap ETF	581,902,505	77,766,671	148,064,894	(70,298,223)
SPDR Dow Jones Global Real Estate ETF	2,353,462,346	230,606,610	170,368,994	60,237,616
Other information regarding the is available in the most recent Report to Shareholders. This information is also available on the website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	August 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	August 17, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	August 17, 2018